UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07873
Nuveen Municipal Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: March 31
Date of reporting period: September 30, 2024

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report September 30, 2024

Nuveen All‑American Municipal Bond Fund
Class A Shares/FLAAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$42	0.82%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$4,293,535,401

Total number of portfolio holdings	932

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q889_SAR_0924 3925540‑INV‑B‑11/25 (A, C, I, R6)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen All‑American Municipal Bond Fund
Class C Shares/FACCX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$82	1.62%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$4,293,535,401

Total number of portfolio holdings	932

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q665_SAR_0924 3925540‑INV‑B‑11/25 (A, C, I, R6)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen All‑American Municipal Bond Fund
Class R6 Shares/FAAWX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$30	0.59%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$4,293,535,401

Total number of portfolio holdings	932

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q566_SAR_0924 3925540‑INV‑B‑11/25 (A, C, I, R6)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen All‑American Municipal Bond Fund
Class I Shares/FAARX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.62%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$4,293,535,401

Total number of portfolio holdings	932

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q855_SAR_0924 3925540‑INV‑B‑11/25 (A, C, I, R6)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Intermediate Duration Municipal Bond Fund
Class A Shares/NMBAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Intermediate Duration Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$32	0.64%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$7,772,537,071

Total number of portfolio holdings	1,628

Portfolio turnover (%)	15%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q202_SAR_0924 3925545‑INV‑B‑11/25 (A, C, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Intermediate Duration Municipal Bond Fund
Class C Shares/NNCCX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Intermediate Duration Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$73	1.44%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$7,772,537,071

Total number of portfolio holdings	1,628

Portfolio turnover (%)	15%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q640_SAR_0924 3925545‑INV‑B‑11/25 (A, C, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Intermediate Duration Municipal Bond Fund
Class I Shares/NUVBX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Intermediate Duration Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$22	0.44%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$7,772,537,071

Total number of portfolio holdings	1,628

Portfolio turnover (%)	15%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q400_SAR_0924 3925545‑INV‑B‑11/25 (A, C, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Limited Term Municipal Bond Fund
Class A Shares/FLTDX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Limited Term Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$32	0.64%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$5,170,856,643

Total number of portfolio holdings	1,066

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q848_SAR_0924 3925550‑INV‑B‑11/25 (A, C, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Limited Term Municipal Bond Fund
Class C Shares/FAFJX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Limited Term Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$72	1.44%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$5,170,856,643

Total number of portfolio holdings	1,066

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q632_SAR_0924 3925550‑INV‑B‑11/25 (A, C, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Limited Term Municipal Bond Fund
Class I Shares/FLTRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Limited Term Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$22	0.44%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$5,170,856,643

Total number of portfolio holdings	1,066

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q822_SAR_0924 3925550‑INV‑B‑11/25 (A, C, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen High Yield Municipal Bond Fund
Class A Shares/NHMAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$104	2.04%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$16,278,402,255

Total number of portfolio holdings	3,025

Portfolio turnover (%)	10%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q749_SAR_0924 3925518‑INV‑B‑11/25 (A, C, R6, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen High Yield Municipal Bond Fund
Class C Shares/NHCCX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$144	2.84%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$16,278,402,255

Total number of portfolio holdings	3,025

Portfolio turnover (%)	10%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q624_SAR_0924 3925518‑INV‑B‑11/25 (A, C, R6, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen High Yield Municipal Bond Fund
Class R6 Shares/NHMFX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$92	1.81%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$16,278,402,255

Total number of portfolio holdings	3,025

Portfolio turnover (%)	10%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q558_SAR_0924 3925518‑INV‑B‑11/25 (A, C, R6, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen High Yield Municipal Bond Fund
Class I Shares/NHMRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$94	1.84%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$16,278,402,255

Total number of portfolio holdings	3,025

Portfolio turnover (%)	10%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q772_SAR_0924 3925518‑INV‑B‑11/25 (A, C, R6, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Duration High Yield Municipal Bond Fund
Class A Shares/NVHAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Short Duration High Yield Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$50	0.98%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$4,777,100,816

Total number of portfolio holdings	2,370

Portfolio turnover (%)	26%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q673_SAR_0924 3925527‑INV‑B‑11/25 (A, C, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Duration High Yield Municipal Bond Fund
Class C Shares/NVCCX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Short Duration High Yield Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$90	1.78%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$4,777,100,816

Total number of portfolio holdings	2,370

Portfolio turnover (%)	26%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q616_SAR_0924 3925527‑INV‑B‑11/25 (A, C, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Duration High Yield Municipal Bond Fund
Class I Shares/NVHIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Short Duration High Yield Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$40	0.78%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$4,777,100,816

Total number of portfolio holdings	2,370

Portfolio turnover (%)	26%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q699_SAR_0924 3925527‑INV‑B‑11/25 (A, C, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Strategic Municipal Opportunities Fund
Class A Shares/NSAOX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Strategic Municipal Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$43	0.85%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$1,098,331,665

Total number of portfolio holdings	653

Portfolio turnover (%)	39%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q590_SAR_0924 3925536‑INV‑B‑11/25 (A, C, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Strategic Municipal Opportunities Fund
Class C Shares/NSCOX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Strategic Municipal Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$84	1.65%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$1,098,331,665

Total number of portfolio holdings	653

Portfolio turnover (%)	39%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q582_SAR_0924 3925536‑INV‑B‑11/25 (A, C, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Strategic Municipal Opportunities Fund
Class I Shares/NSIOX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Strategic Municipal Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.65%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$1,098,331,665

Total number of portfolio holdings	653

Portfolio turnover (%)	39%

1	continued>>

What did the Fund invest in? (as of September 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q574_SAR_0924 3925536‑INV‑B‑11/25 (A, C, I)

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

other information
Six Months Ended
Financial statements and
September 30,
2024
The information contained herein includes the financial statements and certain other information as required by Items 7-11 of Form N-CSR.
Fund Name Class A Class C Class R6 Class I
Nuveen All-American Municipal Bond Fund FLAAX FACCX FAAWX FAARX
Nuveen Intermediate Duration Municipal Bond Fund NMBAX NNCCX — NUVBX
Nuveen Limited Term Municipal Bond Fund FLTDX FAFJX — FLTRX
Nuveen Short Term Municipal Bond Fund FSHAX NAAEX — FSHYX

Table
of Contents
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies 3
Portfolios of Investments 4
Statement of Assets and Liabilities 167
Statement of Operations 169
Statement of Changes in Net Assets 170
Financial Highlights 172
Notes to Financial Statements 180
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies 194
Item 9. Proxy Disclosures for Open-End Management Investment Companies 195
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies 196
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract 197

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Portfolio of Investments September 30, 2024
All-American
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 101.9%
X 4,372,865,268 MUNICIPAL BONDS - 101.8% X 4,372,865,268
ALABAMA - 2.3%
$ 3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000% 07/01/38 $ 3,523,772
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000 07/01/43 3,435,914
15,000,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5.500 11/01/53 16,167,106
10,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5.250 01/01/54 10,857,092
2,000,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, (AMT)
5.750 10/01/49 2,110,828
4,220,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2016A
5.000 02/01/41 4,275,045
2,900,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/41 3,239,128
3,510,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/42 3,901,504
3,510,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/43 3,883,331
3,510,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/44 3,870,797
2,805,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/45 3,084,062
4,070,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/49 4,435,383
2,075,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.500 10/01/53 2,286,427
4,400,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024A, (AMT)
5.000 06/01/54 4,571,363
500,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.875 04/15/45 377,413
20,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5.000 05/01/53 21,142,652
5,810,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2019B
4.000 09/01/48 5,634,250
TOTAL ALABAMA 96,796,067
ARIZONA - 2.2%
1,330,000 (a) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian,
Ada County, Idaho, Series 2020
5.000 06/01/31 1,364,922
19,000,000 (a) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Senior Series 2022A-1
4.000 12/01/51 14,671,616
1,575,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5.250 11/01/48 1,707,027
1,575,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5.250 11/01/53 1,694,819
2,660,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4.100 12/01/37 2,693,484
8,515,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 8,629,327

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 9,530,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5.000% 09/01/52 $ 9,809,489
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5.000 09/01/35 1,065,661
935,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5.000 09/01/42 974,712
2,235,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-2, (Mandatory Put
5/15/28)
5.000 01/01/53 2,393,613
6,380,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5.000 07/01/35 6,881,056
7,200,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5.000 07/01/45 7,565,693
6,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5.500 07/01/39 7,560,134
3,500,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery
4.000 06/15/41 3,252,971
1,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.250 12/01/28 1,071,851
13,155,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/32 14,417,475
7,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/37 7,833,671
1,000,000 (a),(b) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2024
5.000 06/15/44 1,018,111
TOTAL ARIZONA 94,605,632
ARKANSAS - 0.4%
5,045,000 (a) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5.450 09/01/52 5,291,335
7,370,000 (a) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4.500 09/01/49 7,336,921
5,545,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5.000 09/01/40 5,777,409
TOTAL ARKANSAS 18,405,665
CALIFORNIA - 9.9%
10,050,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023D, (Mandatory Put
11/01/28)
5.500 05/01/54 10,851,959
22,580,000 (c) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30)
5.250 11/01/54 24,591,677
2,630,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4.000 02/01/56 1,899,214
25,260,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5.000 02/01/50 20,059,923
5,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5.000 11/15/46 5,126,989
1,670,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5.000 08/15/42 1,721,832
3,015,000 California Health Facilities Financing Authority, Revenue Bonds,
El Camino Hospital, Refunding Series 2015A
5.000 02/01/40 3,025,988
485,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5.000 10/01/44 485,005

Portfolio of Investments September 30, 2024
(continued)
All-American
6
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,120,000 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified
Series 2019
5.000% 08/01/44 $ 2,273,013
2,200,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5.000 06/15/36 2,219,517
1,000,000 California Municipal Finance Authority, Revenue Bonds, Biola
University, Refunding Series 2017
5.000 10/01/31 1,048,537
14,185,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5.000 07/01/42 14,425,547
1,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5.000 07/01/47 1,010,165
14,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/37 14,513,939
27,110,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/38 28,033,876
1,000,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.000 11/01/30 1,013,290
1,040,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250 11/01/31 1,057,545
10,625,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/42 10,834,582
8,835,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5.000 07/01/30 8,874,011
14,225,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5.000 07/01/37 14,257,735
1,450,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5.000 10/15/37 1,476,979
415,000 (a) California Public Finance Authority, Senior Living Revenue Bonds,
Enso Village, Refunding Green Series 2021A
5.000 11/15/46 408,968
810,000 (a) California Public Finance Authority, Senior Living Revenue Bonds,
Enso Village, Refunding Green Series 2021A
5.000 11/15/51 781,974
525,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5.000 07/01/54 550,578
1,000,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5.000 07/01/64 1,040,955
16,245,000 California State University, Systemwide Revenue Bonds, Series
2018A
5.000 11/01/39 17,522,214
12,000,000 California State, General Obligation Bonds, Various Purpose
Series 2015
5.000 08/01/45 12,176,444
5,000,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5.000 05/15/47 5,093,195
1,750,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5.000 05/15/50 1,779,204
4,067 (d),(e) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 07/01/30 4,067
26,129 (d),(e) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 07/01/35 26,129
9,860 (d),(e) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.500 07/01/39 9,860
3,800,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5.000 01/01/54 3,468,387

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 6,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Senior Lien Series
2020A
5.000% 05/15/38 $ 6,651,892
6,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Lien Series 2015D,
(AMT)
5.000 05/15/41 6,032,203
25,265,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT)
5.000 05/15/44 25,934,606
1,000,000 Manteca Financing Authority, California, Sewer Revenue Bonds,
Series 2009
5.750 12/01/36 1,003,841
2,800,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7.000 11/01/34 3,553,147
2,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6.500 11/01/39 3,274,766
2,230,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5.250 08/01/39 2,616,601
3,810,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5.250 08/01/41 4,426,204
3,355,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5.250 08/01/42 3,884,451
5,305,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5.250 08/01/43 6,117,991
22,535,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5.250 08/01/48 25,676,079
2,215,000 Pajaro Valley Health Care District, Santa Cruz and Monterey
Counties, California, General Obligation Bonds, Social Series
2024A
5.000 09/01/46 2,412,800
4,000,000 Pajaro Valley Health Care District, Santa Cruz and Monterey
Counties, California, General Obligation Bonds, Social Series
2024A
5.000 09/01/54 4,249,382
5,500,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement District
2007-1, Series 2011A
0.000 08/01/41 2,996,839
15,000,000 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, 2010 Election Series 2011A - AGM
Insured
7.350 08/01/41 18,408,212
2,665,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5.000 09/01/42 2,940,769
700,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Amoruso Ranch, Series 2024
5.000 09/01/44 742,355
1,645,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Amoruso Ranch, Series 2024
5.000 09/01/54 1,725,793
3,545,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5.000 07/01/37 3,707,718
11,960,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5.000 07/01/38 12,480,937
670,000 Sacramento, California, Special Tax Bonds, Community Facilities
District 05-1 College Square, Series 2007
5.900 09/01/37 676,604
8,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, (AMT)
5.000 07/01/42 8,160,615
3,020,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, (AMT)
5.000 07/01/47 3,063,945
5,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5.000 05/01/41 5,075,054
11,715,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5.000 05/01/46 11,863,003

Portfolio of Investments September 30, 2024
(continued)
All-American
8
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,050,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A, (AMT)
5.000% 05/01/42 $ 5,164,316
3,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5.000 05/01/48 3,082,550
13,300,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5.250 01/15/44 13,359,080
8,575,000 Santa Clara County Financing Authority, California, Lease
Revenue Bonds, County Facilities, Series 2019A
4.000 05/01/45 8,602,714
5,730,000 Southwestern Community College District, San Diego County,
California, General Obligation Bonds, Election of 2008, Series
2011C
0.000 08/01/46 2,358,430
275,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.250 09/01/47 289,006
5,000,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series
2009A - AGC Insured
5.750 08/01/31 5,296,511
2,485,000 Westminster School District, Orange County, California, General
Obligation Bonds, Series 2009-A1 - AGC Insured
0.000 08/01/26 2,363,385
1,405,000 Westminster School District, Orange County, California, General
Obligation Bonds, Series 2009-A1 - AGC Insured
0.000 08/01/28 1,265,199
2,920,000 Westminster School District, Orange County, California, General
Obligation Bonds, Series 2009-A1 - AGC Insured
0.000 08/01/29 2,551,884
1,425,000 William S. Hart Union High School District, Los Angeles County,
California, Special Tax Bonds, Community Facilities District 2015-
1, Series 2017
5.000 09/01/42 1,453,458
TOTAL CALIFORNIA 425,125,638
COLORADO - 4.5%
499,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4.000 12/01/29 487,217
2,060,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/39 2,061,159
1,350,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/48 1,293,541
575,000 (a) Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-3
6.750 12/01/49 535,867
500,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.125 12/01/48 427,055
9,000,000 (a) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/47 8,859,359
1,225,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5.250 12/01/49 1,378,001
1,515,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5.500 12/01/54 1,731,326
2,065,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6.500 07/01/38 2,068,237
3,040,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7.350 08/01/43 3,046,272
1,400,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5.000 01/01/37 1,410,183
25,105,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4.000 08/01/44 24,460,414
2,550,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1
4.000 08/01/39 2,561,319

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 6,155,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series
2013A, (Pre-refunded 6/01/25)
5.000% 06/01/45 $ 6,234,607
3,000,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, (Pre-refunded
9/01/25)
4.000 09/01/34 3,033,280
1,750,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5.875 12/01/46 1,764,473
1,000,000 Copper Ridge Metropolitan District, Colorado Springs, Colorado,
Tax Increment and Sales Tax Supported Revenue Bonds, Series
2019
5.000 12/01/39 986,606
500,000 Copperleaf Metropolitan District 4, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2020A
5.000 12/01/39 502,511
8,125,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 4,624,196
7,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/31 7,733,782
18,390,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/34 20,379,037
3,350,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.500 11/15/38 3,845,363
2,955,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/28 3,051,863
5,005,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/33 5,129,363
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/29 17,186
395,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/30 326,226
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/32 15,218
25,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/33 18,246
9,890,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0.000 09/01/27 9,070,822
1,365,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6.000 12/01/38 1,355,197
845,000 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3
5.875 12/01/50 856,525
2,900,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 2,919,703
2,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1
5.000 12/01/49 1,910,886
3,342,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Series 2019
7.250 12/01/38 3,444,266
1,735,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5.750 12/15/50 1,763,146
1,470,000 Mirabelle Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/49 1,483,119
20,250,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5.000 12/01/39 20,020,817
620,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series 2015A
5.000 12/01/45 626,790
830,000 Parkdale Community Authority, Erie, Colorado, Limited Tax
Supported Revenue Bonds, District 1, Series 2020A
5.000 12/01/40 823,263

Portfolio of Investments September 30, 2024
(continued)
All-American
10
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 4,250,000 (a) Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Refunding Series 2017A
5.000% 12/15/41 $ 4,291,930
1,635,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5.125 12/15/42 1,640,514
500,000 Prairie Center Metropolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
District Improvements Revenue Bonds, Refunding Series 2024B
5.875 12/15/46 545,714
2,495,000 Prairie Farm Metropolitan District, In the City of Commerce City,
Adams County, Colorado, Limited Tax Convertible to Unlimited
Tax, General Obligation Bonds, Series 2018A
5.250 12/01/48 2,516,763
2,170,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.250 11/15/28 2,297,451
3,080,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.500 11/15/38 3,866,153
2,410,000 (a) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4.750 12/01/45 1,684,376
500,000 (a) Settler's Crossing Metropolitan District 1, Lakewood, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/40 505,404
1,000,000 (a),(g) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0.000 09/20/54 726,893
500,000 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A
5.000 12/01/38 501,631
4,483,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible to
Unlimited Tax Refunding Subordinate Series 2019 - AGM Insured
3.250 12/15/50 3,881,232
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.125 12/01/34 502,513
2,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.375 12/01/39 2,009,473
5,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.500 12/01/48 5,017,928
7,740,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8.000 12/01/54 4,497,697
3,500,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
5.000 12/01/50 3,163,508
2,700,000 Willow Springs Ranch Metropolitan District, Monument, El
Paso County, Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2019A
5.000 12/01/49 2,645,710
3,000,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 2,381,060
TOTAL COLORADO 194,932,391
CONNECTICUT - 0.8%
2,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4.000 07/01/36 2,516,994
5,630,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4.000 07/01/38 5,641,181
5,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT
5.000 12/01/41 5,092,424
16,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT
5.000 12/01/45 16,227,923
2,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A - BAM Insured
4.000 05/01/36 2,614,638
2,550,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A - BAM Insured
4.000 05/01/39 2,631,836
TOTAL CONNECTICUT 34,724,996

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE - 0.3%
$ 2,000,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/25)
1.250% 10/01/45 $ 1,947,193
8,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5.000 06/01/43 8,714,174
1,000,000 (c) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4.600 07/01/44 1,027,157
1,345,000 (c) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4.650 07/01/49 1,365,847
TOTAL DELAWARE 13,054,371
DISTRICT OF COLUMBIA - 0.8%
7,845,000 District of Columbia, Income Tax Secured Revenue Bonds, Series
2022A
5.500 07/01/47 8,929,529
1,500,000 Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Refunding & Subordinate Lien
Series 2019B
4.000 10/01/37 1,523,372
2,890,000 (c) Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Refunding & Subordinate Lien
Series 2019B, (UB)
4.000 10/01/53 2,750,413
3,745,000 Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Second Senior Lien Series 2009B
- AGC Insured
0.000 10/01/31 2,968,388
9,375,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5.000 10/01/34 9,876,366
3,850,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5.250 10/01/45 4,239,159
4,250,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5.250 10/01/46 4,666,805
TOTAL DISTRICT OF COLUMBIA 34,954,032
FLORIDA - 8.5%
1,885,000 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding
Bonds, Fleet Landing Project, Series 2013A
5.000 11/15/28 1,887,395
365,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5.750 05/01/37 365,345
12,950,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019A
5.000 09/01/44 13,497,733
3,520,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
4.000 09/01/38 3,563,396
245,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/40 242,301
7,910,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/50 7,457,887
3,470,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/55 3,217,149
1,500,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
4.750 07/01/40 1,070,779
1,380,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
5.000 07/01/50 924,394
565,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5.000 06/15/39 565,964
610,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5.000 06/15/49 601,439
2,290,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.125 08/15/39 2,299,725
1,100,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6.000 08/15/63 1,110,510
7,000,000 Central Florida Expressway Authority, Revenue Bonds, Senior
Lien Series 2019B
5.000 07/01/49 7,366,665
590,000 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012
5.000 05/01/26 600,549

Portfolio of Investments September 30, 2024
(continued)
All-American
12
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,255,000 (b) Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2024
5.250% 05/01/44 $ 1,260,327
1,570,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
6.125 06/15/46 1,581,139
1,500,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A
6.125 06/15/44 1,501,215
315,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C
5.000 09/15/50 294,182
10,100,000 (a) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2023, (AMT), (Mandatory Put 7/01/26)
6.125 07/01/32 10,383,257
21,130,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 22,539,988
9,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/41 9,794,827
6,100,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5.000 07/01/44 6,429,655
5,950,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5.250 07/01/47 6,355,399
2,570,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.250 07/01/47 2,655,763
2,280,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5.250 07/01/53 2,411,656
4,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.500 07/01/53 4,715,515
32,660,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 33,637,181
1,270,000 (a) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.000 06/01/44 1,311,207
450,000 (a) Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series 2018A-1
4.500 06/01/33 454,673
1,450,000 (a) Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series 2018A-1
4.750 06/01/38 1,455,718
12,020,000 Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital
Revenue Bonds, Series 2024
5.250 06/01/54 13,126,770
3,000,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5.250 11/15/49 3,376,066
4,835,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5.500 11/15/54 5,505,502
26,155,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4.000 08/01/50 24,441,047
7,860,000 Hollywood, Florida, General Obligation Bonds, Series 2022 5.000 07/01/47 8,461,110
1,040,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4.000 11/01/37 1,040,681
1,085,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4.000 11/01/38 1,082,647

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,650,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4.000% 11/01/39 $ 1,634,858
2,170,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4.000 11/01/40 2,139,845
10,285,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series
2017A
5.250 10/01/42 10,788,368
295,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2007A
5.250 06/15/27 295,182
875,000 (a) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2012A
5.500 06/15/32 875,704
1,375,000 (a) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2012A
5.750 06/15/42 1,375,526
10,000,000 Miami Dade County, Florida, Professional Sports Franchise
Facilities Tax Revenue Bonds, Refunding Series 2009A - AGC
Insured
0.000 10/01/45 3,890,652
38,000,000 Miami Dade County, Florida, Professional Sports Franchise
Facilities Tax Revenue Bonds, Series 2009C - AGC Insured
0.000 10/01/44 15,673,104
11,275,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5.500 01/01/49 12,947,314
12,195,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2015A - BAM Insured, (AMT)
5.000 10/01/38 12,326,350
5,025,000 (c) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT), (UB)
5.250 10/01/52 5,390,302
2,870,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0.000 10/01/37 1,798,818
3,130,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0.000 10/01/42 1,508,473
13,500,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009
0.000 10/01/44 5,769,955
10,000,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2022
5.000 07/01/45 10,978,399
11,975,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2024A
5.250 10/01/54 13,365,505
370,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4.750 05/01/31 374,068
270,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5.625 05/01/44 275,701
640,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6.000 05/01/55 657,341
5,095,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018B
5.000 03/15/42 5,289,122
1,000,000 School Board of Lee County, Florida, Certificates of Participation,
Series 2023A
5.000 08/01/37 1,144,969
1,685,000 School Board of Lee County, Florida, Certificates of Participation,
Series 2023A
5.000 08/01/38 1,914,086
4,465,000 School Board of Lee County, Florida, Certificates of Participation,
Series 2023A
5.000 08/01/39 5,015,288
2,715,000 School Board of Lee County, Florida, Certificates of Participation,
Series 2023A
5.000 08/01/40 3,032,504
5,000,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5.250 11/15/39 5,055,576
1,015,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5.500 11/15/49 1,018,971
2,610,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4.000 05/01/44 2,551,919

Portfolio of Investments September 30, 2024
(continued)
All-American
14
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,885,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017
4.000% 08/15/42 $ 3,850,763
2,965,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017 - BAM Insured
5.000 08/15/42 3,075,826
500,000 Sumter County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Central Florida Health Alliance Projects,
Series 2014A
5.000 07/01/29 500,642
6,860,000 Sumter County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Central Florida Health Alliance Projects,
Series 2014A
5.250 07/01/44 6,865,192
270,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2
6.610 05/01/40 269,634
290,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3
6.610 05/01/40 3
2,640,000 (a) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
4.000 05/01/40 2,735,075
1,200,000 (a),(b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
3.750 05/01/29 1,207,702
13,000,000 Volusia County Educational Facilities Authority, Florida, Revenue
Bonds, Stetson University Inc. Project, Series 2015
5.000 06/01/40 13,037,849
TOTAL FLORIDA 367,217,342
GEORGIA - 1.4%
3,785,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500 12/15/48 3,219,213
1,650,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 1,709,021
2,500,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.750 01/01/35 1,125,000
1,000,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 450,000
3,500,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5.250 07/01/41 3,899,445
2,400,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5.250 07/01/42 2,666,933
9,740,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4.000 07/01/44 9,797,315
3,450,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.250 10/01/49 3,787,734
4,885,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.250 10/01/54 5,315,521
210,000 Georgia Municipal Electric Authority, Senior Lien General Power
Revenue Bonds, Series 1993BB - NPFG Insured
5.250 01/01/25 210,844
5,500,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4.000 04/01/42 5,506,700
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5.500 09/15/28 1,079,704
17,600,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 17,578,377
4,500,000 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint
Joseph's/Candler Health System, Inc., Anticipation Certificate
Series 2019A
4.000 07/01/39 4,546,609
TOTAL GEORGIA 60,892,416

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII - 0.1%
$ 1,400,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000% 07/01/34 $ 1,451,360
4,545,000 Hawaii State, Airport System Revenue Bonds, Series 2015A,
(AMT)
5.000 07/01/45 4,567,698
TOTAL HAWAII 6,019,058
IDAHO - 0.4%
495,000 (a) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5.875 09/01/53 521,585
1,490,000 (a) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5.250 05/15/51 1,506,537
4,200,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/36 4,433,829
1,290,000 Idaho Housing and Finance Association, Grant and Revenue
Anticipation Bonds, Federal Highway Trust Funds, Series 2021A
4.000 07/15/38 1,324,901
2,000,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Idaho Arts Charter School, Inc. Project,
Refunding Series 2016A
5.000 12/01/38 2,008,270
2,500,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5.625 11/01/43 2,638,803
1,885,000 (c) Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4.050 01/01/39 1,924,148
1,290,000 (c) Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4.450 01/01/44 1,307,218
2,795,000 (c) Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4.650 01/01/54 2,843,987
TOTAL IDAHO 18,509,278
ILLINOIS - 10.8%
67,800,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6.000 04/01/46 70,880,581
2,125,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5.250 04/01/35 2,406,986
1,250,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5.250 04/01/37 1,403,723
1,600,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5.000 04/01/38 1,760,282
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5.250 04/01/39 1,110,193
1,960,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5.500 04/01/42 2,180,453
625,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A
5.000 12/01/42 624,970
1,215,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C
5.250 12/01/39 1,215,915
35,090,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7.000 12/01/44 36,058,768
3,890,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5.500 12/01/31 4,306,530
15,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5.000 12/01/32 16,204,927
10,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5.000 12/01/34 10,829,789
10,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5.250 12/01/35 10,971,733
1,250,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5.000 12/01/45 1,313,610
2,220,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4.000 12/01/50 2,145,791
17,500,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Series 2014
5.250 12/01/49 17,523,772
9,845,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5.000 01/01/48 10,115,475

Portfolio of Investments September 30, 2024
(continued)
All-American
16
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,180,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2015C
5.000% 01/01/46 $ 3,183,529
8,805,000 (c) Chicago, Illinois, General Obligation Bonds, Project & Refunding
Series 2017A, (UB)
6.000 01/01/38 9,206,194
13,760,000 (c) Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2005D, (UB)
5.500 01/01/40 13,790,930
7,545,000 (c) Chicago, Illinois, General Obligation Bonds, Refunding Series
2007E, (UB)
5.500 01/01/42 7,559,575
935,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/25 938,901
705,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/35 711,375
2,175,000 (c) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5.000 01/01/38 2,189,836
6,000,000 (c) Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A, (UB)
5.000 01/01/30 6,496,265
2,200,000 (c) Chicago, Illinois, General Obligation Bonds, Series 2015A, (UB) 5.500 01/01/39 2,205,377
5,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/31 5,465,704
1,700,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/32 1,873,415
1,600,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/33 1,777,477
450,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien
Series 2023B - AGM Insured
5.000 11/01/37 505,033
1,300,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien
Series 2023B - AGM Insured
5.000 11/01/38 1,448,240
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4.125 05/15/47 4,933,486
1,455,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4.000 02/15/41 1,441,177
45,000 (f) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4.000 02/15/41 46,332
700,000 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
5.000 03/01/42 702,850
10,810,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5.000 12/01/40 11,008,800
12,295,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A
5.000 08/15/47 13,243,412
10,715,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5.000 11/15/45 10,785,780
20,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
4.000 11/15/39 19,672
1,105,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5.000 08/15/35 1,118,027
14,715,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago Medical Center, Series 2016B
4.000 08/15/41 14,741,224
1,250,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5.250 04/01/42 1,443,361
605,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5.250 04/01/44 691,752
3,960,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5.250 04/01/46 4,483,544
535,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5.250 04/01/48 602,544
450,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5.250 04/01/49 505,836
1,250,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024B
5.250 04/01/39 1,465,842
7,335,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5.250 06/15/31 7,375,529
5,000,000 Illinois State, General Obligation Bonds, December Series 2017A 5.000 12/01/24 5,013,084
14,830,000 (c) Illinois State, General Obligation Bonds, December Series 2023C 5.000 12/01/47 15,983,184

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,725,000 Illinois State, General Obligation Bonds, June Series 2016 4.000% 06/01/36 $ 3,737,777
3,500,000 Illinois State, General Obligation Bonds, May Series 2014 5.000 05/01/32 3,515,695
10,000,000 Illinois State, General Obligation Bonds, May Series 2020 5.750 05/01/45 10,995,682
6,200,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/42 6,945,357
4,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/43 4,460,444
2,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/44 2,220,871
1,575,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/45 1,742,841
1,600,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/47 1,762,605
2,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/48 2,748,088
11,625,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/27 12,394,611
3,000,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/28 3,187,665
2,000,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018A
5.000 10/01/28 2,165,437
7,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5.000 06/15/50 7,289,530
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
4.000 12/15/42 1,500,246
6,450,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A - AGM Insured
0.000 12/15/52 1,888,892
1,225,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5.000 06/15/53 1,233,848
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital Appreciation
Refunding Series 2010B-1 - AGM Insured
0.000 06/15/45 4,222,922
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - AGM
Insured
0.000 12/15/35 6,710,697
23,065,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 06/15/37 14,376,747
1,838,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2
Lakewood Springs Project, Refunding Series 2014 - AGM Insured
5.000 03/01/34 1,838,921
4,450,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2001A - FGIC Insured
6.000 07/01/27 4,705,289
15,530,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015 - AGM Insured
4.000 03/01/40 15,542,235
3,485,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015 - AGM Insured
5.000 03/01/40 3,500,486
TOTAL ILLINOIS 462,697,671
INDIANA - 1.9%
2,000,000 (a) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5.875 06/01/55 1,953,979
825,000 (a) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Circle City Preparatory Inc. Project, Series 2021A
5.000 12/01/40 751,450
3,710,000 (a) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series
2016
7.000 12/01/34 3,723,502
6,075,000 (a) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series
2016
7.250 12/01/44 6,093,801
5,000,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Rose Hulman Institute Of Technology Project, Series 2018
4.000 06/01/44 4,739,938
1,640,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014
5.000 10/01/39 1,640,742
2,830,000 (a) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Victory College Prep Project, Series 2021A
4.500 12/01/55 2,447,766
10,325,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5.000 10/01/41 10,690,186
4,880,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5.000 10/01/46 5,026,774

Portfolio of Investments September 30, 2024
(continued)
All-American
18
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding Forward Delivery Series 2024A
- BAM Insured
5.000% 10/01/40 $ 1,144,524
1,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding Forward Delivery Series 2024A
- BAM Insured
5.000 10/01/41 1,135,606
1,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding Forward Delivery Series 2024A
- BAM Insured
5.000 10/01/42 1,129,557
1,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding Forward Delivery Series 2024A
- BAM Insured
5.000 10/01/43 1,123,762
5,215,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2015I, (AMT)
5.000 01/01/32 5,233,824
3,385,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5.750 03/01/43 3,791,585
8,495,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.000 03/01/53 9,459,306
1,815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.125 03/01/57 2,020,540
3,080,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5.000 03/01/53 3,279,418
3,225,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5.000 03/01/58 3,428,905
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5.250 03/01/67 3,242,599
8,435,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4.400 11/01/45 8,667,569
TOTAL INDIANA 80,725,333
IOWA - 0.9%
2,000,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012
4.750 08/01/42 2,002,233
6,230,000 (f) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/32)
4.000 12/01/50 6,848,229
25,575,000 (f) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/42)
5.000 12/01/50 29,980,463
TOTAL IOWA 38,830,925
KANSAS - 0.1%
1,500,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000 12/01/36 1,441,040
1,320,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000 12/01/41 1,186,192
1,250,000 (b) Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.750 05/15/45 1,260,920
TOTAL KANSAS 3,888,152
KENTUCKY - 1.0%
6,675,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2.125 10/01/34 5,457,981
2,545,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5.000 09/01/43 2,634,784
2,600,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5.000 09/01/48 2,687,370

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 6,565,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5.000% 12/01/45 $ 6,810,503
6,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5.000 08/01/44 6,258,776
2,450,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/26 2,477,039
2,100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/33 2,118,263
5,655,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/37 5,695,458
3,885,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare Inc, Series 2016A
5.000 10/01/30 4,004,332
1,850,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare Inc, Series 2016A
5.000 10/01/31 1,903,236
5,415,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare, Inc., Series 2020A -
BAM Insured
3.000 10/01/43 4,685,284
TOTAL KENTUCKY 44,733,026
LOUISIANA - 1.4%
21,025,000 (a) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)
6.500 07/01/36 21,039,844
1,600,000 (a),(b) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5.000 12/15/34 1,677,213
1,350,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.500 09/01/54 1,489,370
7,985,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.500 09/01/59 8,758,440
6,030,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.750 09/01/64 6,711,596
7,010,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.000 09/01/66 7,281,952
2,375,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5.000 07/01/41 2,652,196
2,000,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5.000 07/01/43 2,215,182
1,100,000 (a) Plaquemines Port, Harbor and Terminal District, Louisiana,
Facilities Revenue Bonds, NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 1,138,230
500,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6.350 07/01/40 556,606
2,930,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/25)
5.850 08/01/41 2,969,770
1,650,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2.200 06/01/37 1,616,871
TOTAL LOUISIANA 58,107,270

Portfolio of Investments September 30, 2024
(continued)
All-American
20
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MAINE - 0.2%
$ 4,690,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5.000% 07/01/46 $ 4,695,484
4,970,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4.000 07/01/45 4,840,185
1,420,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C
2.300 11/15/46 995,582
TOTAL MAINE 10,531,251
MARYLAND - 0.4%
10,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/39 10,046,871
685,000 (a) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4.625 07/01/43 686,613
8,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2015
5.000 08/15/42 8,528,973
TOTAL MARYLAND 19,262,457
MASSACHUSETTS - 1.6%
8,620,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Lien Capital Appreciation Series 2016A
0.000 07/01/32 6,774,035
3,613,640 (a),(d) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
0.000 10/15/37 361
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5.000 07/01/44 1,003,977
1,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5.000 07/01/35 1,227,498
5,590,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5.000 07/01/37 5,707,273
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5.250 07/01/52 5,495,328
4,425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center, Green Series 2017F
4.000 07/01/47 4,271,055
5,285,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/37 5,548,848
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/38 5,241,421
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/43 5,167,365
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
5.000 10/01/43 1,512,452
4,785,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5.000 07/01/39 4,838,592
6,180,000 Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT)
5.000 07/01/46 6,521,525
13,320,000 Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT)
5.000 07/01/51 13,955,840
TOTAL MASSACHUSETTS 67,265,570
MICHIGAN - 1.3%
4,035,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5.000 07/01/48 4,302,693
3,900,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2021, (AMT)
5.000 01/01/46 4,187,571
3,250,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5.250 07/01/53 3,621,761
3,105,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5.250 07/01/48 3,503,736
5,250,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5.250 07/01/53 5,850,537
1,115,000 (c) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4.100 12/01/39 1,143,391

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 2,725,000 (c) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4.500% 12/01/44 $ 2,776,586
1,250,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6.500 11/01/35 1,251,072
10,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5.000 11/15/41 11,414,143
10,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5.000 11/15/42 11,366,001
1,550,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B - AGM
Insured, (AMT)
5.000 12/01/33 1,740,979
1,690,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B - AGM
Insured, (AMT)
5.500 12/01/41 1,921,784
1,365,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B - AGM
Insured, (AMT)
5.500 12/01/43 1,539,636
TOTAL MICHIGAN 54,619,890
MINNESOTA - 1.2%
310,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/41 287,324
150,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/36 148,740
270,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/47 249,936
2,805,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5.000 08/01/46 2,805,019
3,295,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5.000 07/01/41 3,175,250
11,160,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5.000 07/01/56 10,139,731
11,605,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5.250 01/01/54 12,803,499
500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Series 2016A
4.125 09/01/47 458,593
16,825,000 (a) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-
7, (AMT)
4.500 10/01/37 16,726,811
2,500,000 (f) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5.000 11/15/27 2,559,192
235,000 (f) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5.000 11/15/44 240,564
TOTAL MINNESOTA 49,594,659
MISSISSIPPI - 0.3%
4,500,000 (c) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023, (UB)
6.000 09/01/48 5,218,912
6,200,000 (c) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023, (UB)
6.000 09/01/53 7,110,671
TOTAL MISSISSIPPI 12,329,583

Portfolio of Investments September 30, 2024
(continued)
All-American
22
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 2.0%
$ 3,185,000 Bi-State Development Agency, Missouri, Bi-State MetroLink
District, St Clair County Metrolink Extension Project Bonds,
Refunding Series 2006 - AGM Insured
5.250% 07/01/27 $ 3,416,167
5,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5.000 03/01/39 5,197,498
18,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5.000 03/01/46 18,651,571
1,650,000 (a) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5.000 06/01/54 1,662,896
3,630,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
4.000 11/15/45 3,543,466
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2016
4.000 05/15/39 2,006,299
15,100,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4.000 01/01/35 15,201,099
2,500,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5.000 10/01/40 2,691,238
8,025,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5.000 10/01/45 8,463,703
5,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0.000 07/15/31 3,939,275
7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0.000 07/15/32 5,283,046
6,250,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0.000 07/15/33 4,516,902
7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0.000 07/15/34 4,844,375
6,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0.000 07/15/35 3,965,535
2,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0.000 07/15/36 1,257,672
1,288,000 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Fashion Square Redevelopment Project, Series 2008A
6.300 08/22/26 334,880
1,267,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6.500 01/23/28 519,470
TOTAL MISSOURI 85,495,092
MONTANA - 0.1%
4,385,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3.875 07/01/28 4,504,610
1,910,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5.000 07/01/43 1,944,627
TOTAL MONTANA 6,449,237
NEBRASKA - 0.8%
7,500,000 Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5.000 05/01/53 8,004,374
6,500,000 (c) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4.550 09/01/44 6,624,751
17,500,000 (c) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4.800 09/01/54 17,958,197
TOTAL NEBRASKA 32,587,322

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA - 0.2%
$ 1,150,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5.000% 09/01/47 $ 1,167,822
7,160,000 Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged
Revenues, Series 2018A
5.000 06/01/43 7,533,871
4,384,055 (a),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5.750 02/15/38 17,975
TOTAL NEVADA 8,719,668
NEW HAMPSHIRE - 0.3%
12,000,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4.000 07/01/37 11,127,647
TOTAL NEW HAMPSHIRE 11,127,647
NEW JERSEY - 1.9%
600,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2014
5.000 11/01/39 675,120
1,440,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2014
5.000 11/01/42 1,599,311
825,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2014
5.000 11/01/43 912,286
900,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2014
5.000 11/01/44 991,671
1,500,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2024A
5.000 11/01/39 1,687,800
1,525,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2024A
5.000 11/01/40 1,713,475
9,090,000 (f) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5.500 06/15/29 9,708,365
5,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL
5.000 06/15/49 5,241,850
2,255,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5.625 11/15/30 2,270,217
1,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5.000 09/01/37 1,136,436
1,825,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5.000 09/01/39 2,051,563
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5.000 09/01/41 2,228,692
1,200,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5.000 09/01/42 1,329,103
1,265,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5.000 09/01/43 1,394,835
1,250,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021 -
BAM Insured
3.000 07/01/38 1,191,071
4,110,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021 -
BAM Insured
3.000 07/01/41 3,750,342
15,300,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0.000 12/15/39 8,562,273
19,550,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2014AA
5.000 06/15/38 19,590,339
4,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/41 4,549,201
5,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5.000 06/15/44 5,763,852
4,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5.000 06/15/50 4,155,445
3,175,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A -
AGM Insured
5.250 01/01/26 3,281,786
TOTAL NEW JERSEY 83,785,033

Portfolio of Investments September 30, 2024
(continued)
All-American
24
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO - 0.0%
$ 990,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2.350% 07/01/51 $ 679,407
TOTAL NEW MEXICO 679,407
NEW YORK - 16.2%
1,835,000 Babylon Local Development Corporation II, New York, Education
Revenue Bonds, The Academy Charter School Project, Series
2023A
6.400 02/01/43 1,907,991
2,710,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health System,
Inc. Project, Series 2015
5.250 07/01/35 2,713,521
315,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School for
Applied Technologies, Series 2017A
4.500 06/01/27 321,368
250,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School for
Applied Technologies, Series 2017A
5.000 06/01/35 257,740
1,790,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.250 06/01/40 1,797,346
4,800,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.500 06/01/55 4,620,891
1,300,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/40 1,276,374
3,035,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/55 2,704,495
8,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5.000 07/01/40 8,174,017
100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/34 99,657
300,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/36 295,011
5,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A
5.000 03/15/40 5,294,695
7,395,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5.000 03/15/41 7,648,463
3,800,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018E Group 2
5.000 03/15/35 4,092,823
23,820,000 (c) Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A, (UB)
5.000 03/15/55 26,080,554
7,885,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
4.000 07/01/41 7,865,716
595,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Refunding Series 2020B
4.760 02/01/27 592,887
1,255,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Refunding Series 2020B
5.570 02/01/41 1,240,837
1,365,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2017A
6.240 02/01/47 1,374,843
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A
5.530 02/01/40 990,756
475,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4.050 02/01/31 453,217
885,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4.450 02/01/41 761,589
1,560,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4.600 02/01/51 1,260,321

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 6,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2016B
5.000% 09/01/41 $ 6,693,279
5,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Climate Bond Certified, Green Series 2016B-1
5.000 11/15/36 5,190,064
10,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
4.750 11/15/45 10,370,091
11,000,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
(UB)
5.250 11/15/55 11,645,918
210,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/26 210,268
2,000,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1
4.550 11/01/44 2,042,270
2,350,000 (c) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4.750 11/01/54 2,400,409
3,040,000 (c) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4.650 11/01/49 3,092,282
1,585,000 (c) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4.750 11/01/54 1,615,928
3,000,000 (d) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.300 10/01/37 1,987,500
1,000,000 (d) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.350 10/01/46 662,500
1,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2017 Series DD
5.000 06/15/47 1,033,634
20,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series CC-1
5.250 06/15/54 22,362,826
10,085,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal 2019 Subseries S-1
5.000 07/15/43 10,620,669
6,110,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal Series 2015S-2
5.000 07/15/40 6,183,247
15,685,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2018 Series A-3
5.000 08/01/41 16,412,999
2,950,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1
5.250 02/01/40 3,368,206
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5.250 05/01/51 5,581,915
7,540,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series C
5.000 08/01/43 8,143,724
3,350,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series F-1 - BAM Insured
3.000 03/01/35 3,223,011
6,700,000 New York City, New York, General Obligation Bonds, Fiscal 2022
Series D-1
5.250 05/01/42 7,528,624
1,455,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5.000 08/01/41 1,634,850
2,570,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5.000 08/01/42 2,877,919
1,250,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5.000 08/01/43 1,394,274
9,895,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5.000 08/01/44 10,993,628
3,650,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5.000 08/01/45 4,040,229
3,215,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series C
5.250 03/01/53 3,582,982

Portfolio of Investments September 30, 2024
(continued)
All-American
26
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 7,925,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series D
5.250% 04/01/54 $ 8,831,839
5,000,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series C-1
5.250 09/01/46 5,680,592
8,000,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series C-1
5.000 09/01/48 8,846,468
5,000,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series C-1
5.250 09/01/50 5,617,064
4,590,000 (c) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4.450 10/01/44 4,666,136
5,505,000 (c) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4.600 10/01/49 5,570,778
4,700,000 (c) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4.650 10/01/54 4,784,744
1,000,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5.250 11/15/40 1,188,843
1,000,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5.250 11/15/41 1,181,248
500,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5.250 11/15/42 587,719
16,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
5.000 03/15/41 17,889,554
5,615,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
5.000 03/15/42 6,246,221
10,450,000 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Empire Bidding Group 4 Series 2023A
5.000 03/15/42 11,803,221
9,570,000 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Empire Bidding Group 4 Series 2023A
5.000 03/15/44 10,715,188
1,375,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4.000 10/31/41 1,301,503
8,120,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4.000 07/01/36 8,119,951
25,925,000 (c) New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/41 25,925,023
3,210,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 3,210,048
8,045,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 8,045,421
2,870,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.250 08/01/31 3,074,855
9,275,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.375 08/01/36 9,953,924
9,765,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.250 06/30/49 10,376,345
11,690,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.500 06/30/54 12,584,973
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5.500 06/30/38 2,224,124
780,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5.500 06/30/42 859,848

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 16,725,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5.000% 06/30/49 $ 17,463,282
3,220,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6.000 06/30/54 3,520,937
8,115,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5.125 06/30/60 8,481,913
12,640,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5.375 06/30/60 13,214,053
1,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4.000 12/01/41 1,097,270
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/32 10,353,507
14,690,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5.000 10/01/35 15,520,686
4,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5.000 10/01/40 4,152,692
6,200,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 7,016,283
10,965,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5.625 04/01/40 11,925,041
7,790,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/35 8,706,554
1,750,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/36 1,946,236
2,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/38 2,212,993
6,505,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/40 7,140,004
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/43 5,439,928
1,355,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5.000 07/15/45 1,522,515
2,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5.000 07/15/46 2,238,838
5,215,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5.000 07/15/49 5,785,427
35,960,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5.000 07/15/54 39,601,691
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/34 5,596,739
1,250,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/35 1,394,201
1,820,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/36 2,019,991
1,625,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/40 1,778,088
3,495,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2023B-1
5.000 11/15/44 3,902,525
5,645,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2023B-1
5.000 11/15/45 6,274,582

Portfolio of Investments September 30, 2024
(continued)
All-American
28
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 7,500,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5.000% 11/15/37 $ 8,717,944
2,140,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5.250 11/15/39 2,509,714
7,340,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5.250 11/15/40 8,545,965
10,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5.000 11/15/41 11,329,539
6,465,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5.250 11/15/42 7,425,263
2,050,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5.000 11/15/43 2,296,622
18,530,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green
Climate Bond Certified Series 2024B-2
5.250 05/15/54 20,767,320
13,050,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1
5.000 05/15/54 14,297,811
5,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5.000 06/01/45 4,541,661
3,865,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2023TE-1
5.000 12/15/40 4,525,012
2,885,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2023TE-1
5.000 12/15/41 3,354,466
1,760,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6.250 11/01/52 2,022,628
TOTAL NEW YORK 694,643,909
NORTH CAROLINA - 0.0%
1,000,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4.000 09/01/46 908,662
TOTAL NORTH CAROLINA 908,662
NORTH DAKOTA - 0.3%
10,770,000 (c) North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2024A, (UB)
4.550 07/01/44 11,023,435
TOTAL NORTH DAKOTA 11,023,435
OHIO - 1.0%
5,195,000 (c) Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2020A
4.000 12/01/40 5,240,641
15,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 1,431,810
1,860,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 1,752,948
3,770,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5.000 11/15/45 3,783,550
1,850,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5.250 09/01/54 1,990,066
5,000,000 (a) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5.000 07/01/49 5,003,799
6,205,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3.375 08/01/29 6,187,874
995,000 (c) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4.350 09/01/44 1,003,850

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 2,075,000 (c) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4.650% 09/01/54 $ 2,113,976
3,750,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5.000 12/31/39 3,780,418
8,585,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4.750 06/01/33 9,237,388
TOTAL OHIO 41,526,320
OKLAHOMA - 1.5%
1,470,000 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Junior
Lien Thirty-Third Series 2018, (AMT)
5.000 07/01/47 1,507,778
8,550,000 Oklahoma County, Oklahoma, Finance Authority, Educational
Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public
Schools Project, Series 2023
5.000 09/01/41 9,370,938
14,195,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/52 14,697,666
34,700,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2023
5.500 01/01/53 38,621,391
TOTAL OKLAHOMA 64,197,773
OREGON - 0.1%
2,910,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5.250 08/01/54 3,122,014
175,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Refunding Series 2010A,
(AMT)
5.150 07/01/42 177,577
TOTAL OREGON 3,299,591
PENNSYLVANIA - 4.6%
315,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5.750 08/01/42 315,331
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.250 01/01/36 1,126,340
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.250 01/01/37 1,129,124
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.250 01/01/38 1,125,552
1,250,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.250 01/01/40 1,387,342
2,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.500 01/01/41 2,252,339
2,155,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A
4.000 07/15/37 2,192,511
10,665,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4.750 01/01/35 11,440,103
8,775,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2021 - AGM Insured
3.000 08/15/53 7,188,389
4,860,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3.000 12/01/44 4,203,119
6,300,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
4.000 12/01/51 6,215,441
770,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
5.000 01/01/38 771,057

Portfolio of Investments September 30, 2024
(continued)
All-American
30
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 625,000 (f) Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015,
(Pre-refunded 1/01/25)
5.000% 01/01/38 $ 627,521
150,000 (f) Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015,
(Pre-refunded 1/01/25)
5.000 01/01/38 150,605
9,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5.000 02/15/39 9,295,513
1,200,000 Lancaster Municipal Authority, Pennsylvania, Healthcare Facilities
Revenue Bonds, Garden Spot Village Project Series 2024A
5.000 05/01/44 1,286,804
4,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4.000 09/01/36 4,047,672
5,445,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5.000 09/01/43 5,643,086
2,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4.000 09/01/37 2,017,754
1,860,000 (f) Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert Einstein
Healthcare Network Issue, Series 2015A, (Pre-refunded 1/15/25)
5.250 01/15/45 1,869,474
1,310,000 (f) Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert Einstein
Healthcare Network Issue, Series 2015A, (Pre-refunded 1/15/25)
5.250 01/15/46 1,316,673
8,750,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2016A
4.000 08/15/34 8,813,261
2,410,000 (a),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10.000 12/01/40 241
2,410,000 (a),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10.000 12/01/40 241
1,650,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5.500 11/01/44 1,651,228
1,000,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5.250 12/01/37 1,019,277
5,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.500 06/30/40 5,565,258
3,750,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5.000 12/31/38 3,813,105
4,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4.000 11/15/42 3,993,580
3,865,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5.000 05/01/37 3,291,487
6,780,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.450 10/01/44 6,868,577
2,730,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.600 10/01/49 2,768,372
1,310,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.650 10/01/51 1,333,661
4,545,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4.750 10/01/49 4,676,370
4,545,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4.800 10/01/51 4,646,899
1,805,000 (f) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2014C, (Pre-refunded 12/03/24)
5.000 12/01/39 1,809,621

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,540,000 (f) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2014C, (Pre-refunded 12/03/24)
5.000% 12/01/39 $ 1,543,943
7,405,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015A-1
5.000 12/01/45 7,460,449
140,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5.250 12/01/41 159,171
1,490,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5.250 12/01/42 1,689,885
15,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6.250 06/01/33 15,814,690
25,430,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5.000 06/01/42 26,290,617
1,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A
3.000 12/01/42 1,310,507
2,500,000 Philadelphia Authority for Industrial Development, Pennsylvania,
City Service  Agreement Revenue Bonds, Series 2018
5.000 05/01/36 2,659,085
2,250,000 Philadelphia Authority for Industrial Development, Pennsylvania,
City Service  Agreement Revenue Bonds, Series 2018
5.000 05/01/37 2,388,652
1,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
4.000 05/01/42 704,767
2,230,000 (a) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A
5.375 06/15/50 2,185,674
2,000,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5.000 07/01/29 2,061,713
7,450,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5.000 07/01/30 7,653,206
4,415,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5.000 07/01/31 4,520,480
3,315,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5.000 07/01/33 3,443,391
2,595,000 The Hospitals and Higher Education Facilities Authority of
Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5.000 07/01/33 2,651,049
TOTAL PENNSYLVANIA 198,390,207
PUERTO RICO - 1.8%
2,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4.000 07/01/42 1,920,513
7,164,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.550 07/01/40 7,204,558
118,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/51 29,226,330
15,339,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 15,497,831
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4.550 07/01/40 1,005,661
4,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 4,010,673
14,500,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 14,407,148
5,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 4,837,596
TOTAL PUERTO RICO 78,110,310

Portfolio of Investments September 30, 2024
(continued)
All-American
32
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 0.3%
$ 1,485,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500% 11/01/48 $ 1,695,841
1,660,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/49 1,890,603
3,650,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/50 4,151,293
1,400,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/54 1,582,000
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5.000 11/01/43 2,592,341
TOTAL SOUTH CAROLINA 11,912,078
SOUTH DAKOTA - 0.0%
910,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5.000 11/01/45 918,821
TOTAL SOUTH DAKOTA 918,821
TENNESSEE - 2.3%
2,500,000 Bristol Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Pinnacle Project, Series 2016
5.625 06/01/35 2,402,944
4,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/49 4,416,607
510,000 DeKalb Utility District, DeKalb County, Tennessee, Waterworks
Revenue Bonds, Refunding Series 2017
3.500 04/01/42 449,334
4,200,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5.000 07/01/36 4,411,695
4,870,000 Hendersonville Industrial Development Board, Tennessee,
Multifamily Housing Revenue Bonds, Hickory Pointe Poject,
Series 2010
4.875 12/01/25 4,974,626
2,740,000 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison
County General Hospital Project, Series 2018A
5.000 04/01/41 2,836,653
145,000 (f) Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison
County General Hospital Project, Series 2018A, (Pre-refunded
10/01/28)
5.000 04/01/41 158,761
1,035,000 (f) Johnson City Health and Educational Facilities Board, Tennessee,
Hospital Revenue Refunding and Improvement Bonds, Johnson
City Medical Center, Series 1998C - NPFG Insured, (ETM)
5.125 07/01/25 1,044,641
9,570,000 (f) Johnson City Health and Educational Facilities Board, Tennessee,
Hospital Revenue Refunding and Improvement Bonds, Johnson
City Medical Center, Series 1998C - NPFG Insured, (ETM)
5.250 07/01/28 9,869,233
2,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
4.000 04/01/36 1,938,448
310,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5.000 04/01/36 315,439
2,955,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5.000 01/01/36 3,053,531
5,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5.000 01/01/42 5,104,721
130,000 (d) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Graceland Project, Senior Series 2017A
4.750 07/01/27 116,369
2,930,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/38 3,330,999

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 2,500,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000% 07/01/39 $ 2,818,389
275,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/40 308,217
2,990,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/41 3,329,192
4,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/42 4,431,542
1,320,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Belmont University, Series 2023
5.000 05/01/42 1,447,908
2,000,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Belmont University, Series 2023
5.000 05/01/43 2,186,809
515,000 (a) Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Rocketship Education Project, Series 2017E
5.375 06/01/52 515,893
3,965,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2016A
5.000 07/01/40 4,039,849
385,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2017A
5.000 07/01/48 393,015
10,805,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University, Series 2023A
5.000 07/01/28 11,665,018
11,625,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University, Series 2023A
5.000 07/01/33 13,317,152
490,000 Metropolitan Nashville Airport Authority, Tennessee, Special
Facility Revenue Bonds, Aero Nashville LLC Project, Refunding
Series 2010
5.200 07/01/26 491,073
460,000 (a) Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway Development
Project, Series 2018
4.500 06/01/28 467,870
570,000 (a) Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway Development
Project, Series 2018
5.125 06/01/36 584,757
2,100,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 2,188,263
5,090,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006C
5.000 02/01/27 5,245,324
500,000 West Knox Utility District of Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding & Improvement Series 2016
5.000 06/01/41 500,307
TOTAL TENNESSEE 98,354,579
TEXAS - 7.0%
25,000,000 Cedar Hill Independent School District, Dallas County, Texas,
General Obligation Bonds, Series 2024
4.000 02/15/50 24,790,637
3,600,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2020E
5.000 01/01/45 3,807,684
8,275,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5.500 06/01/49 9,279,241
10,275,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5.500 06/01/55 11,359,360
5,500,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2014A
4.250 12/01/34 5,500,628
9,700,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A
5.000 12/01/50 9,707,019
300,000 (a) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2024A
5.750 06/15/44 303,963

Portfolio of Investments September 30, 2024
(continued)
All-American
34
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 10,715,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2024
5.000% 02/01/49 $ 11,805,617
1,000,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/27 1,055,888
3,635,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/28 3,891,570
11,725,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/29 12,725,391
2,645,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2023A
5.000 02/15/42 2,913,477
2,970,000 Elgin, Bastrop and Travis Counties, Texas, Certificates of
Participation, Combination Tax Tax Increment Reinvestment Zone
1, Subordinate Lien Series 2021A - BAM Insured
4.000 07/15/40 3,004,422
2,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 2,000,612
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5.250 08/01/33 885,607
1,185,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5.000 08/01/35 1,290,316
1,000,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5.250 08/01/37 1,103,447
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5.250 08/01/38 874,916
10,000,000 Greater Texas Cultural Educational Facilities Finance Corporation,
Texas, Revenue Bonds, Biomedical Research Institute Series
2024A
5.250 06/01/54 10,627,565
8,585,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Refunding Bonds, Young Men's Christian
Association of the Greater Houston Area, Series 2013A
5.000 06/01/33 8,584,694
4,750,000 Harris County Industrial Development Corporation, Texas,
Revenue Bonds, Energy Transfer LP Project, Marine Terminal
Refunding Series 2023, (Mandatory Put 6/01/33)
4.050 11/01/50 4,887,190
12,820,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5.250 08/15/49 14,371,697
12,615,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5.250 08/15/54 14,049,663
2,750,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Third Lien Series 2004A-3 - NPFG Insured
0.000 11/15/36 1,351,516
6,300,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Third Lien Series 2004A-3 - NPFG Insured
0.000 11/15/37 2,915,662
2,675,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.000 07/01/35 2,976,463
2,500,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.250 07/01/39 2,804,280
2,560,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5.000 09/01/32 2,563,514
335,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5.000 09/01/34 335,420
1,360,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5.000 08/15/30 1,375,785
1,280,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5.000 08/15/35 1,291,794
10,000,000 (c) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023, (UB)
4.250 02/15/53 10,048,753
3,190,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023 - AGM Insured
5.500 02/15/58 3,577,206

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,025,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love
Field Modernization Program Project, Series 2012, (AMT)
5.000% 11/01/28 $ 4,026,360
1,800,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2018
5.000 05/15/48 1,869,593
665,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend
Project, Series 2016
5.000 11/01/46 570,388
805,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend
Project, Series 2016
5.000 11/01/51 674,362
570,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park
Project, Series 2018A
5.500 07/01/54 439,871
760,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc.
Project, Series 2014
5.500 01/01/43 731,979
9,680,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Westminster Project,
Series 2016
4.000 11/01/36 9,717,381
6,625,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A - AGM Insured
4.100 04/01/34 6,581,338
10,000,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/47 10,000,000
10,880,000 (f) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6.750 09/01/45 13,571,221
1,000,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5.125 01/01/44 1,044,485
555,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Crossing Public Improvement District 3 Project, Series 2024
5.125 09/01/44 560,839
655,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.000 02/01/29 655,166
1,805,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.000 02/01/34 1,805,030
385,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.125 02/01/39 385,011
645,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5.500 08/01/27 675,061
3,000,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series
2016A
5.000 02/15/41 3,071,678
1,750,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.375 06/30/37 1,909,288
1,360,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.375 06/30/39 1,475,164
1,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/40 1,086,878
580,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/43 625,991
5,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5.000 06/30/58 5,120,476

Portfolio of Investments September 30, 2024
(continued)
All-American
36
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,680,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000% 12/31/37 $ 1,712,992
1,750,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/38 1,781,659
1,300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/39 1,317,589
1,500,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/39 1,520,296
3,690,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/40 3,730,116
15,000,000 (f) Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, (Pre-
refunded 11/04/24)
5.000 08/15/37 15,021,441
1,030,000 Viridian Municipal Management District, Texas, Reinvest Zone 6
Tax Increment Revenue Bonds, Refunding Road Improvement
Series 2015 - BAM Insured
6.000 12/01/32 1,034,933
1,135,000 Viridian Municipal Management District, Texas, Reinvest Zone 6
Tax Increment Revenue Bonds, Refunding Utility Improvement
Series 2015 - BAM Insured
6.000 12/01/31 1,140,523
5,000,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5.000 02/01/49 5,479,967
12,370,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5.250 02/01/54 13,733,275
TOTAL TEXAS 301,131,348
UTAH - 1.1%
740,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5.625 12/01/53 773,109
3,500,000 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds, Series 2021A-2
4.000 06/01/41 3,219,858
2,600,000 (a) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4.375 02/01/51 2,002,937
19,115,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017A, (AMT)
5.000 07/01/42 19,573,613
13,165,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2018A, (AMT)
5.000 07/01/37 13,755,198
1,700,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.250 07/01/41 1,867,356
1,750,000 (c) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4.450 01/01/44 1,773,358
3,470,000 (c) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4.650 01/01/49 3,531,723
660,000 (c) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4.700 01/01/54 672,457
TOTAL UTAH 47,169,609
VIRGINIA - 1.6%
6,000,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D,
(Mandatory Put 7/01/30)
5.000 07/01/53 6,628,636
4,010,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5.000 06/01/47 3,903,658
5,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2022A
5.000 02/01/40 5,598,816
10,000,000 (c) Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024A, (UB)
4.450 09/01/44 10,162,586
4,325,000 (c) Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024A, (UB)
4.600 09/01/49 4,424,072

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 8,500,000 (c) Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024A, (UB)
4.650% 09/01/54 $ 8,691,664
2,070,000 Virginia Port Authority, Commonwealth Port Fund Revenue
Bonds, Series 2023A
5.000 07/01/42 2,334,349
2,000,000 (a) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5.500 07/01/49 1,757,488
2,180,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/47 2,223,532
13,250,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/52 13,466,439
4,060,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4.000 01/01/40 4,013,154
5,695,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4.000 01/01/45 5,430,351
TOTAL VIRGINIA 68,634,745
WASHINGTON - 2.6%
5,500,000 King County Public Hospital District 4, Washington, General
Obligation Bonds, Snoqualmie Valley Hospital, Refunding
Limited Tax Series 2015A
5.000 12/01/38 5,517,325
35,000 Ocean Shores, Washington, Local Improvement District 2007-01
Bonds, 2011
7.250 02/01/31 37,901
4,735,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5.000 06/01/43 5,162,439
4,795,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5.000 06/01/44 5,221,952
5,510,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5.000 06/01/45 5,976,822
3,320,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5.000 06/01/46 3,599,111
5,590,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5.000 05/01/30 5,818,920
10,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5.000 04/01/37 10,512,107
6,995,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5.000 04/01/38 7,335,142
4,000,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5.000 12/01/32 4,057,040
1,120,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5.000 12/01/37 1,127,261
3,630,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4.000 08/01/44 3,536,798
2,960,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5.000 10/01/41 2,960,823
6,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B,
(Mandatory Put 10/01/30)
4.000 10/01/42 6,174,728
3,090,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/33 3,180,367
5,955,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/34 6,118,205
2,695,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/35 2,762,915
1,155,000 (a) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5.000 07/01/41 1,056,727
2,000,000 (a) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5.000 07/01/46 1,774,153

Portfolio of Investments September 30, 2024
(continued)
All-American
38
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 3,805,000 (a) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5.000% 07/01/51 $ 3,287,353
2,280,000 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012
5.000 01/01/48 2,224,716
14,108,931 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-1
Class A
3.375 04/20/37 13,071,985
4,540,000 Washington State, General Obligation Bonds, Various Purpose
Series 2022A
5.000 08/01/44 4,959,640
6,635,000 Washington State, General Obligation Bonds, Various Purpose
Series 2023A
5.000 08/01/43 7,348,767
TOTAL WASHINGTON 112,823,197
WEST VIRGINIA - 0.2%
1,500,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5.000 09/01/31 1,583,290
1,800,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5.000 06/01/38 2,005,054
1,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5.000 06/01/39 1,108,092
1,715,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5.000 06/01/41 1,881,947
TOTAL WEST VIRGINIA 6,578,383
WISCONSIN - 3.2%
1,250,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
5.000 02/01/36 1,251,830
815,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
5.000 06/15/40 829,095
200,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5.000 07/01/55 181,661
2,150,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/46 1,783,940
1,100,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5.250 06/15/54 1,131,952
10,952 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/47 314
9,573 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/48 260
9,420 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/49 242
9,114 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/50 217
8,961 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/51 203
11,641 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/52 245
11,488 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/53 230
11,105 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/54 209

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 10,876 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000% 01/01/55 $ 194
10,646 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/56 181
579,414 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5.500 07/01/56 452,826
11,795 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/57 190
11,488 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/58 175
11,182 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/59 162
10,952 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/60 150
10,799 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/61 139
10,493 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/62 128
10,263 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/63 120
10,033 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/64 112
9,880 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/65 103
10,646 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/66 103
128,214 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/67 1,131
26,928 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/46 832
26,549 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/47 761
26,359 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/48 716
26,169 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/49 671
25,790 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/50 615
28,255 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/51 639
727,382 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3.750 07/01/51 534,387

Portfolio of Investments September 30, 2024
(continued)
All-American
40
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 28,066 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000% 01/01/52 $ 591
27,687 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/53 554
27,497 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/54 518
27,118 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/55 484
26,738 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/56 455
26,549 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/57 427
26,169 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/58 399
25,980 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/59 377
25,790 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/60 352
25,411 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/61 328
25,221 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/62 308
24,842 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/63 289
24,652 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/64 274
24,463 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/65 256
24,083 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/66 234
313,660 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/67 2,768
1,650,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2013A
7.000 08/01/43 1,651,680
3,845,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue
Bonds, National Gypsum Company Project, Refunding Series
2016, (AMT)
4.000 08/01/35 3,801,521
14,000,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.750 12/01/42 14,349,622
5,000,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022B,
(Mandatory Put 10/01/30)
4.000 10/01/46 5,137,415
2,735,000 (a),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Gulf Coast Zoo, Series 2018A
6.500 09/01/48 1,641,000
2,750,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.250 07/01/54 2,370,057

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,360,000 (a),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.250% 01/01/38 $ 612,000
4,065,000 (a),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375 01/01/48 1,829,250
1,000,000 (d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
8.500 01/01/49 450,000
4,300,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2.875 05/01/27 4,176,135
10,050,000 (a) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
5.000 06/15/38 10,134,315
3,360,000 (a) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
5.000 06/15/48 3,369,312
7,000,000 (c) Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.300 11/01/30 7,033,839
3,525,000 (a) Public Finance Authority, Wisconsin, Tax Increment, Revenue
Senior Bonds, Miami, Miami World Center Project, Series 2024A
5.000 06/01/41 3,622,616
1,465,000 (a) Public Finance Authority, Wisconsin, Tax Increment, Revenue
Subordinate Bonds, Miami, Miami World Center Project, Series
2024B
8.000 06/15/42 1,487,960
33,500,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D - AGM
Insured
0.000 12/15/60 6,493,419
18,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5.000 06/01/32 18,013,860
7,500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Children's Hospital of Wisconsin, Inc., Series
2017
4.000 08/15/42 7,503,839
650,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024
5.450 10/01/39 682,192
1,880,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5.250 10/01/39 1,880,427
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5.375 10/01/44 999,972
3,500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5.500 10/01/49 3,485,868
6,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A
4.000 04/01/39 6,011,619
5,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A
5.000 02/15/46 5,014,503
435,000 (f) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group,
Refunding Series 2015, (Pre-refunded 11/12/24)
5.000 08/15/39 435,749
2,980,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A
5.000 07/01/34 2,980,333
2,100,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A
4.350 07/01/36 2,099,972
5,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series
2014
5.000 12/01/34 4,999,983
4,435,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series
2014
5.000 12/01/44 4,130,691
4,225,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series
2014
5.250 12/01/49 3,993,726
TOTAL WISCONSIN 136,576,222
TOTAL MUNICIPAL BONDS
(Cost $4,240,544,393) 4,372,865,268

Portfolio of Investments September 30, 2024
(continued)
All-American
42
Investment in Derivatives
Total Return Swaps - OTC Uncleared
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
– MORTGAGE-BACKED SECURITIES - 0.1% –
$ 4,441,630 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3.875% 01/20/38 $ 4,380,648
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $4,096,565) 4,380,648
PRINCIPAL DESCRIPTION RATE(h) MATURITY(i) VALUE
X 32 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (h) X 32
CAPITAL GOODS - 0.0%
$ 321,690 (d),(e) KDC Agribusiness Fairless Hills LLC 12.000 09/17/25 $ 32
TOTAL CAPITAL GOODS 32
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $321,690) 32
TOTAL LONG-TERM INVESTMENTS
(Cost $4,244,962,648) 4,377,245,948
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
X 20,140,000 MUNICIPAL BONDS - 0.5% X 20,140,000
FLORIDA - 0.1%
$ 3,820,000 (a),(j) Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Tender Option Bond Trust Series 2022-XM1093,
, (AMT)
4.500 10/01/26 $ 3,820,000
TOTAL FLORIDA 3,820,000
NATIONAL - 0.4%
4,920,000 (a),(j) Invesco Value Municipal Income Trust Variable Rate Munifund
Term Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE
PUTTERS / DRIVERS TR VAR STS CTFS 5028. Ticker Symbol -
VGM, , (AMT)
4.500 10/09/24 4,920,000
11,400,000 (a),(j) JPMorgan Chase Putters/Drivers Trust, , (AMT) 4.500 07/28/25 11,400,000
TOTAL NATIONAL 16,320,000
TOTAL MUNICIPAL BONDS
(Cost $20,140,000) 20,140,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,140,000) 20,140,000
TOTAL INVESTMENTS - 102.4%
(Cost $4,265,102,648 ) 4,397,385,948
BORROWINGS - (0.3)% (k) (14,953,001)
FLOATING RATE OBLIGATIONS - (4.4)% (188,425,000)
OTHER ASSETS & LIABILITIES, NET -  2.3% 99,527,454
NET ASSETS - 100% $ 4,293,535,401
Pay/ Underlying
Fund Pay/
Receive Floating Payment Maturity Notional
Unrealized
Appreciation
Counterparty Receive (l) Reference Units Floating Rate Rate Frequency Date Amount (Depreciation)
Toronto-Dominion Bank Pay TDCENRGY Index
(m)
(20,595) Receive SOFR minus 0.60% Maturity Date 3/9/26 $(2,680,880) $(548.596)
Toronto-Dominion Bank Pay TDCENRGY Index
(m)
(20,490) Receive SOFR minus 0.60% Maturity Date 3/9/26 (2,667,212) (649,787)
Toronto-Dominion Bank Pay TDCENRGY Index
(m)
(27,461) Receive SOFR minus 0.60% Maturity Date 3/9/26 (3,574,637) (884,822)
Toronto-Dominion Bank Pay TDCENRGY Index
(m)
(27,165) Receive SOFR minus 0.60% Maturity Date 3/9/26 (3,536,106) (894,847)
Toronto-Dominion Bank Pay TDCENRGY Index
(m)
(27,313) Receive SOFR minus 0.60% Maturity Date 3/9/26 (3,555,371) (953,386)
Toronto-Dominion Bank Pay TDCENRGY Index
(m)
(22,016) Receive SOFR minus 0.60% Maturity Date 3/9/26 (2,865,854) (772,867)
Total $(18,880,060) $(4,704,305)
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $410,059,487 or 9.3% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(h) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(i) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(k) Borrowings as a percentage of Total Investments is 0.3%.
(l) Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net. return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(m) The following table represents the individual positions within each Toronto-Dominion Bank total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (19,657) $(394,329) 14.7%
Brookfield Renewable Corp (1,471) (48,051) 1.8%
Clearway Energy Inc (384) (11,790) 0.4%
Constellation Energy Corp (3,056) (794,506) 29.6%
Innergex Renewable Energy Inc (895) (9,372) 0.3%
NextEra Energy Inc (1,326) (112,080) 4.2%
Northland Power Inc (1,803) (42,069) 1.6%
Public Service Enterprise Group Inc (4,491) (400,627) 14.9%
Vistra Corp (7,323) (868,056) 32.4%
Total $(2,680,880) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (19,557) $(392,319) 14.7%
Brookfield Renewable Corp (1,464) (47,806) 1.8%
Clearway Energy Inc (382) (11,730) 0.4%
Constellation Energy Corp (3,040) (790,455) 29.6%
Innergex Renewable Energy Inc (891) (9,324) 0.3%
NextEra Energy Inc (1,319) (111,508) 4.2%
Northland Power Inc (1,794) (41,855) 1.6%
Public Service Enterprise Group Inc (4,468) (398,584) 14.9%
Vistra Corp (7,286) (863,630) 32.4%
Total $(2,667,212) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (26,211) $(525,791) 14.7%
Brookfield Renewable Corp (1,962) (64,071) 1.8%
Clearway Energy Inc (512) (15,721) 0.4%
Constellation Energy Corp (4,074) (1,059,380) 29.6%
Innergex Renewable Energy Inc (1,194) (12,497) 0.3%
NextEra Energy Inc (1,768) (149,445) 4.2%
Northland Power Inc (2,404) (56,094) 1.6%
Public Service Enterprise Group Inc (5,988) (534,189) 14.9%
Vistra Corp (9,764) (1,157,450) 32.4%
Total $(3,574,637) 100%

Portfolio of Investments September 30, 2024
(continued)
All-American
44
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (25,928) $(520,124) 14.7%
Brookfield Renewable Corp (1,941) (63,380) 1.8%
Clearway Energy Inc (507) (15,552) 0.4%
Constellation Energy Corp (4,030) (1,047,960) 29.6%
Innergex Renewable Energy Inc (1,181) (12,362) 0.3%
NextEra Energy Inc (1,749) (147,834) 4.2%
Northland Power Inc (2,378) (55,490) 1.6%
Public Service Enterprise Group Inc (5,923) (528,431) 14.9%
Vistra Corp (9,659) (1,144,974) 32.4%
Total $(3,536,106) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (26,070) $(522,957) 14.7%
Brookfield Renewable Corp (1,951) (63,725) 1.8%
Clearway Energy Inc (510) (15,636) 0.4%
Constellation Energy Corp (4,052) (1,053,670) 29.6%
Innergex Renewable Energy Inc (1,187) (12,429) 0.3%
NextEra Energy Inc (1,758) (148,640) 4.2%
Northland Power Inc (2,391) (55,792) 1.6%
Public Service Enterprise Group Inc (5,956) (531,310) 14.9%
Vistra Corp (9,712) (1,151,211) 32.4%
Total $(3,555,371) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (21,014) $(421,537) 14.7%
Brookfield Renewable Corp (1,573) (51,367) 1.8%
Clearway Energy Inc (411) (12,604) 0.4%
Constellation Energy Corp (3,266) (849,325) 29.6%
Innergex Renewable Energy Inc (957) (10,019) 0.3%
NextEra Energy Inc (1,417) (119,813) 4.2%
Northland Power Inc (1,928) (44,972) 1.6%
Public Service Enterprise Group Inc (4,801) (428,269) 14.9%
Vistra Corp (7,828) (927,949) 32.4%
Total $(2,865,854) 100%
AMT Alternative Minimum Tax
ETM Escrowed to maturity
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
See Notes to Financial Statements

Portfolio of Investments September 30, 2024
Intermediate Duration
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.7%
X 7,473,261,551 MUNICIPAL BONDS - 96.2% X 7,473,261,551
ALABAMA - 1.8%
$ 1,920,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024B
4.250% 10/01/39 $ 1,975,993
4,340,000 Alabama Housing Financ e Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024B
4.550 10/01/44 4,430,263
1,390,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024C
4.450 10/01/44 1,409,104
7,630,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5.000 10/01/31 7,879,049
5,080,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000 07/01/37 5,126,144
2,880,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018B
5.000 07/01/37 3,024,558
3,615,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)
4.000 12/01/49 3,636,183
6,815,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4.000 12/01/52 6,871,162
3,000,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5.500 11/01/53 3,233,421
4,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5.500 10/01/54 4,463,088
8,285,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2022 Sub D-1, (Mandatory Put 6/01/27)
4.000 07/01/52 8,382,573
5,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)
5.250 12/01/53 5,493,073
1,045,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5.000 08/01/26 1,082,881
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5.000 08/01/28 1,075,966
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5.000 08/01/30 1,103,423
5,515,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4.000 12/01/50 5,547,424
7,420,000 Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/25)
1.000 06/01/34 7,280,262
245,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.000 04/15/27 227,029
2,235,000 (a) Montgomery Medical Clinic Board, Alabama, Health Care Facility
Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5.000 03/01/25 1,519,800
1,725,000 (a) Montgomery Medical Clinic Board, Alabama, Health Care Facility
Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5.000 03/01/26 1,173,000
2,025,000 (b) Selma Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, International Paper Company Project,
Refunding Series 2019A, (Mandatory Put 10/01/31)
1.000 11/01/33 2,041,323
8,285,000 Selma Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, International Paper Company Project,
Refunding Series 2020A, (Mandatory Put 6/16/25)
1.375 05/01/34 8,136,147
12,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5.000 08/01/54 13,048,430
10,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4.000 12/01/51 10,186,984
1,820,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1, (Mandatory
Put 12/01/29)
5.500 01/01/53 1,986,081

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
46
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 15,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5.000% 05/01/53 $ 15,856,989
220,000 The Improvement District of the City of Mobile - McGowin Park
Project, Alabama, Sales Tax Revenue Bonds, Series 2016A
5.000 08/01/25 219,944
4,250,000 (c) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5.250 05/01/44 4,361,053
10,000,000 West Jefferson, Alabama, Industrial Development Board Pollution
Control Revenue Bonds, Alabama Power Company, Refunding
Series 1998, (Mandatory Put 1/21/09)
3.650 06/01/28 10,189,033
TOTAL ALABAMA 140,960,380
ALASKA - 0.2%
5,000,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
4.000 12/01/41 4,993,744
4,000,000 Alaska Housing Finance Corporation, General Obligation Bonds,
State Capital Project II, Series 2024A
5.000 12/01/39 4,484,959
1,900,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II
2.350 12/01/39 1,492,202
1,575,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5.000 06/01/28 1,658,140
TOTAL ALASKA 12,629,045
ARIZONA - 1.2%
980,000 Arizona Board of Regents, Univeristy of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Series 2020C. Forward Delivery
5.000 08/01/26 1,025,728
3,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A
4.500 04/01/44 3,047,555
5,705,000 (d) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5.000 10/01/26 6,006,587
16,880,000 (d) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5.000 10/01/27 18,217,163
2,330,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4.100 12/01/37 2,359,330
2,000,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 2,026,853
22,745,000 (e),(e) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5.000 09/01/52 23,412,049
775,000 Glendale Industrial Development Authority, Arizona, Revenue
Bonds, Midwestern University, Refunding Series 2020
4.000 05/15/26 790,817
1,875,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4.625 09/01/44 1,920,414
890,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4.000 07/01/41 852,169
1,950,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5.000 07/01/39 2,006,750
450,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
5.000 09/01/27 480,314
2,070,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company,
Refunding Series 2009A
3.600 02/01/40 1,930,082
3,615,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding Series
2020B - AGM Insured
5.000 08/01/26 3,772,405
4,220,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding Series
2020B - AGM Insured
5.000 08/01/27 4,508,054

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 3,975,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding Series
2020B - AGM Insured
5.000% 08/01/28 $ 4,334,289
625,000 Paradise Valley Unified School District No. 69, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project
of 2019, Series 2022D
5.000 07/01/36 713,227
675,000 Paradise Valley Unified School District No. 69, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project
of 2019, Series 2022D
5.000 07/01/37 764,495
1,200,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5.000 07/01/36 1,387,344
750,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5.000 07/01/37 864,226
5,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Refunding Series 2015A
4.000 12/01/33 5,015,522
5,610,000 (b) Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2024B
5.000 05/01/39 6,570,511
1,235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/32 1,353,522
1,120,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/37 1,253,387
TOTAL ARIZONA 94,612,793
ARKANSAS - 0.8%
3,140,000 (c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5.450 09/01/52 3,293,319
1,165,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5.700 05/01/53 1,240,932
14,355,000 (c) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4.500 09/01/49 14,290,570
1,785,000 (c) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4.750 09/01/49 1,787,714
11,415,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-2,
(Mandatory Put 9/01/27)
5.000 09/01/44 11,771,750
295,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities Program,
Series 2024A
4.100 07/01/39 302,599
1,435,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities Program,
Series 2024A
4.450 07/01/44 1,460,467
1,000,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Series 2013
5.000 12/01/33 1,001,171
2,305,000 Hot Springs School District 6, Garland County, Arkansas, General
Obligation Bonds, Refunding Series 2021
2.000 06/01/29 2,147,562
2,500,000 Hot Springs School District 6, Garland County, Arkansas, General
Obligation Bonds, Refunding Series 2021
2.000 06/01/30 2,267,996
2,905,000 Hot Springs School District 6, Garland County, Arkansas, General
Obligation Bonds, Refunding Series 2021
2.000 06/01/31 2,556,782
2,280,000 Little Rock, Arkansas, General Obligation Bonds, Capital
Improvement Series 2022A
3.875 02/01/43 2,281,451
1,610,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5.000 07/01/26 1,612,699
1,500,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5.000 07/01/28 1,503,708
1,935,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5.000 07/01/29 1,939,751

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
48
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS (continued)
$ 1,005,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5.000% 07/01/30 $ 1,007,450
4,595,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5.000 07/01/34 4,605,968
2,175,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5.000 12/01/25 2,181,979
1,820,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5.000 12/01/27 1,825,473
1,245,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5.000 11/01/34 1,353,683
1,260,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5.000 11/01/35 1,366,327
TOTAL ARKANSAS 61,799,351
CALIFORNIA - 3.8%
5,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5.250 01/01/54 5,404,926
5,210,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023F, (Mandatory Put
11/01/30)
5.500 10/01/54 5,832,113
1,430,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/30 1,563,030
1,310,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/32 1,424,040
635,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/33 688,453
350,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000 06/01/34 360,797
2,190,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000 06/01/36 2,245,451
3,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000 06/01/38 3,048,273
1,580,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000 06/01/40 1,591,752
1,205,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5.000 08/15/35 1,253,941
1,345,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5.000 08/15/36 1,397,011
970,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C,
(Mandatory Put 10/01/25)
5.000 10/01/39 980,088
17,281,949 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-2
3.750 03/25/35 17,665,182
2,838,473 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3.250 08/20/36 2,715,408
4,135,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Academy of Sciences, San Francisco,
Series 2024A
3.250 08/01/29 4,201,044
6,200,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, J Paul Getty Trust, Refunding Series 2020B-2,
(Mandatory Put 10/01/26)
3.000 10/01/47 6,218,991
5,950,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3.250 12/31/32 5,743,108
4,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/33 4,176,575

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000% 12/31/34 $ 5,213,283
2,590,000 (c) California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP
Desalination Project), Series 2023 (AMT), (AMT)
5.000 07/01/34 2,911,664
2,500,000 (c) California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP
Desalination Project), Series 2023 (AMT), (AMT)
5.000 07/01/35 2,792,396
2,500,000 (c) California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP
Desalination Project), Series 2023 (AMT), (AMT)
5.000 07/01/36 2,780,412
6,055,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3.625 07/01/27 6,067,897
24,490,000 (e),(e) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2015A-
1, (AMT)
3.375 07/01/25 24,497,244
12,330,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management, Inc. Project,
Refunding Series 2015B-1, (AMT)
3.000 11/01/25 12,286,844
2,120,000 California State, General Obligation Bonds, Various Purpose
Series 2024
5.250 08/01/44 2,482,985
5,425,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/29 5,440,016
1,500,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/27 1,540,816
2,695,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/31 2,759,075
4,200,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/36 4,283,489
6,180,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/41 6,270,392
885,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/28 937,609
2,530,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/33 2,655,670
3,790,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.250 12/01/38 3,982,392
2,835 (a),(f) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005G
5.500 07/01/24 2,835
2,585,000 California Statewide Community Development Authority,
Revenue Bonds, Kaiser Permanente System, Variable Rate
Demand Obligation Series 2004M, (Mandatory Put 11/01/29)
5.000 04/01/38 2,899,659
6,000,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-1
3.000 06/01/48 4,447,361
6,605,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3.000 07/01/43 5,439,826
4,250,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-1
2.650 12/01/46 3,427,972
5,145,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3.000 12/01/49 3,769,823

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
50
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,000,000 East County Advanced Water Purification Joint Powers Authority,
California, Revenue Bonds, Green Interim Notes Subordinate
Series 2024A-1
3.125% 09/01/26 $ 5,008,714
1,430,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM Insured
5.000 08/01/33 1,522,005
2,200,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM Insured
5.000 08/01/34 2,338,645
7,715,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000 06/01/66 921,643
4,125,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5.000 06/01/51 4,353,295
1,300,000 Grant Joint Union High School District, Sacramento County,
California, General Obligation Bonds, Capital Appreciation
Election 2006 Series 2008 - AGM Insured
0.000 08/01/26 1,235,708
1,000,000 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series
2014C
5.000 09/01/30 1,001,560
1,015,000 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series
2014C
5.000 09/01/32 1,016,469
465,000 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series
2014C
5.000 09/01/34 465,615
930,000 Lake Elsinore Redevelopment Agency, California, Special Tax
Bonds, Community Facilities District 90-2, Series 2007A - AGM
Insured
4.500 10/01/24 930,000
2,015,000 Las Virgenes Unified School District, Los Angeles County,
California, General Obligation Bonds, 2006 Election, Series
2009B
0.000 08/01/27 1,880,929
7,415,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
5.000 05/15/26 7,646,185
2,340,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2024A
5.000 07/01/26 2,450,454
1,240,000 (d) Los Angeles, California, Special Tax Bonds, Community Facilities
District 4, Playa Vista Phase I, Series 2014, (Pre-refunded
12/02/24)
5.000 09/01/25 1,243,506
1,010,000 Los Angeles, California, Special Tax Bonds, Community Facilities
District 4, Playa Vista Phase I, Series 2014
5.000 09/01/26 1,012,856
400,000 Menifee Union School District Public Financing Authority,
California, Special Tax Revenue Bonds, Series 2016A - BAM
Insured
5.000 09/01/29 409,053
5,440,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5.875 08/01/28 6,042,019
9,635,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6.125 11/01/29 10,341,353
7,670,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6.125 11/01/29 8,232,297
8,040,000 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A
6.750 08/01/40 9,223,731
5,355,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement District
2007-1, Series 2011A
0.000 08/01/34 3,973,510
2,410,000 Riverside County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Refunding Series 2014A - AGM
Insured
4.000 10/01/37 2,411,672
2,115,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0.000 10/01/34 1,509,564
2,000,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0.000 10/01/36 1,314,340

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023A, (AMT)
5.000% 05/01/27 $ 5,256,167
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5.000 05/01/29 3,264,130
5,075,000 (d) San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2014A, (Pre-refunded 1/15/25)
5.000 01/15/29 5,105,364
21,270,000 (d) San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2014A, (Pre-refunded 1/15/25)
5.000 01/15/34 21,397,258
3,000,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series
2009A - AGC Insured
5.750 08/01/31 3,177,907
1,415,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
5.000 07/01/25 1,426,654
1,450,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3.250 07/01/27 1,426,902
1,435,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3.500 07/01/28 1,426,947
1,355,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3.750 07/01/29 1,355,286
2,500,000 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B
6.000 08/01/25 2,567,996
TOTAL CALIFORNIA 296,289,577
COLORADO - 2.7%
2,955,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4.250 12/01/41 2,812,947
3,015,000 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A
5.500 12/01/32 3,339,917
1,250,000 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A
5.500 12/01/33 1,384,642
8,575,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/29 8,627,867
1,115,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
4.000 12/01/29 1,092,191
10,000,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project,
Senior Series 2017, (AMT)
4.000 06/30/51 8,952,592
505,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
3.750 07/01/26 505,023
1,910,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
5.000 10/01/25 1,907,426
1,235,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
5.000 10/01/30 1,234,367
1,715,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
3.125 10/01/31 1,513,045
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
5.000 11/15/37 5,418,085
2,100,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5.000 11/15/59 2,315,444
3,235,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series
2018B, (Mandatory Put 11/20/25)
5.000 11/15/48 3,305,356
4,010,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/25 4,077,266
4,700,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/36 5,024,355
12,325,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, (Mandatory Put 8/01/25)
5.000 08/01/49 12,386,950

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
52
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 33,615,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)
5.000% 08/01/49 $ 34,357,475
12,835,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A
5.000 12/01/34 14,846,896
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4.000 12/01/40 1,968,983
14,655,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, (Pre-refunded 9/01/26)
3.125 09/01/42 14,835,857
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4.000 01/01/36 1,024,481
2,755,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
2.125 11/01/42 1,952,827
6,510,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
2.000 05/01/42 4,519,579
6,695,000 Colorado State Education Loan Program, Tax and Revenue
Anticipation Notes, Series 2024A
5.000 06/30/25 6,802,514
14,130,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 8,041,832
525,000 Delta County Memorial Hospital District, Colorado, Enterprise
Revenue Bonds, Refunding Series 2010
5.500 09/01/25 521,258
1,705,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.750 11/15/34 2,019,034
830,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.750 11/15/35 979,283
5,140,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5.000 12/01/35 5,412,089
1,290,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5.000 11/15/26 1,342,413
3,590,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5.000 11/15/27 3,792,982
8,645,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5.000 10/01/32 8,647,623
1,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/31 1,539,986
500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/32 512,647
645,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/33 661,027
1,795,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5.250 12/01/39 1,818,037
345,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5.250 12/01/39 349,428
1,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2024A
5.000 09/01/40 1,144,958
5,900,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 5,913,000
1,040,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4.000 12/01/35 938,482
3,945,000 (g) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
0.000 12/01/42 2,475,306
245,000 Prairie Center Metropolitan District 7, Brighton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
4.125 12/15/36 228,364
750,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4.000 12/01/36 735,307

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 600,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000% 01/15/28 $ 636,773
550,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/28 588,469
750,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/29 808,739
500,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/29 543,207
555,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/30 606,294
445,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/30 488,340
1,035,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/31 1,141,027
3,400,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
4.000 07/15/40 3,434,805
2,100,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4.500 12/01/32 1,990,438
9,095,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5.000 12/01/42 8,640,373
1,000,000 Spring Mesa Metropolitan District, Jefferson County, Colorado,
General Obligation Bonds, Refunding Series 2015 - AGC Insured
3.750 12/01/44 956,976
600,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6.125 12/01/39 631,287
730,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/41 648,827
1,025,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.250 12/01/32 1,031,923
TOTAL COLORADO 213,426,619
CONNECTICUT - 1.6%
3,945,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2015A
5.000 07/01/35 4,830,590
4,535,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3.200 07/01/37 4,542,772
1,965,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020B-1, (Mandatory
Put 1/01/25)
5.000 07/01/53 1,969,713
1,785,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
5.000 07/01/33 1,859,205
4,730,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4.000 07/01/34 4,781,959
10,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4.000 07/01/35 10,084,261
700,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/26 709,160
925,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/27 952,642
775,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/28 805,327
600,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/29 628,109
10,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2014A, (Mandatory Put 2/10/26)
2.800 07/01/48 10,015,861
10,410,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2016A-2, (Mandatory Put 7/01/26)
2.000 07/01/42 10,137,186
5,920,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2024B, (Mandatory
Put 7/01/29)
5.000 07/01/49 6,501,525
1,170,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
4.000 11/15/38 1,183,171

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
54
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 2,020,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019B-1
3.300% 11/15/39 $ 1,876,577
1,540,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019E-1
2.850 11/15/39 1,366,898
5,570,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2.750 11/15/37 4,889,271
5,195,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2.450 05/15/38 4,429,404
3,795,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
3.500 11/15/45 3,800,823
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020D-1
2.350 11/15/40 3,963,439
2,850,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-1
2.350 11/15/40 2,277,194
10,265,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1.850 05/15/38 7,662,947
11,105,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2.100 11/15/40 8,190,307
22,870,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2.300 11/15/41 17,732,007
2,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4.550 11/15/44 2,046,329
1,335,000 Connecticut State, General Obligation Bonds, Refunding Series
2023B
5.000 08/01/25 1,360,168
2,000,000 Connecticut State, General Obligation Bonds, Refunding Series
2023B
5.000 08/01/26 2,093,323
TOTAL CONNECTICUT 120,690,168
DELAWARE - 0.3%
18,440,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/25)
1.250 10/01/45 17,953,116
1,945,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4.450 07/01/44 1,977,860
1,325,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4.200 07/01/39 1,358,983
1,580,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4.600 07/01/44 1,622,908
1,600,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024C
4.450 07/01/44 1,628,395
TOTAL DELAWARE 24,541,262
DISTRICT OF COLUMBIA - 1.8%
3,405,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5.000 10/01/30 3,405,649
143,565,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0.000 06/15/46 33,627,603
18,585,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4.000 10/01/41 18,472,074
5,500,000 (b) District of Columbia, General Obligation Bonds, Series 2024A 5.000 08/01/41 6,324,233
10,000,000 (b) District of Columbia, General Obligation Bonds, Series 2024A 5.000 08/01/42 11,456,119
6,665,000 (b) District of Columbia, General Obligation Bonds, Series 2024A 5.000 08/01/43 7,590,739
1,250,000 Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital Improvement Projects, Refunding First Senior Lien Series
2019A
5.000 10/01/33 1,348,677
2,770,000 Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital Improvement Projects, Refunding First Senior Lien Series
2019A
5.000 10/01/34 2,984,520
1,625,000 Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital Improvement Projects, Refunding First Senior Lien Series
2019A
5.000 10/01/36 1,742,903

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 4,915,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015B, (AMT)
5.000% 10/01/35 $ 4,972,026
5,575,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5.000 10/01/26 5,766,713
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, (AMT)
5.000 10/01/31 5,367,923
8,300,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, (AMT)
5.000 10/01/27 8,727,941
2,460,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/33 2,730,815
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/34 5,536,337
2,440,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/35 2,692,296
3,620,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5.000 10/01/27 3,806,644
5,795,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5.000 10/01/28 6,185,431
2,835,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Green Series 2021A
5.000 07/15/27 3,036,571
TOTAL DISTRICT OF COLUMBIA 135,775,214
FLORIDA - 3.8%
11,195,000 Broward County School Board, Florida, Certificates of
Participation, Series 2022A
5.000 07/01/26 11,664,490
10,000,000 Broward County, Florida, Airport System Revenue Bonds, Series
2015A, (AMT)
5.000 10/01/34 10,131,007
15,135,000 Broward County, Florida, Airport System Revenue Bonds, Series
2015A, (AMT)
5.000 10/01/35 15,325,457
5,500,000 Broward County, Florida, Airport System Revenue Bonds, Series
2019A, (AMT)
5.000 10/01/34 5,887,428
3,315,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
2.250 09/01/29 3,197,938
1,375,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
2.750 09/01/25 1,368,811
865,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
2.750 09/01/26 866,255
470,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
3.000 09/01/27 473,180
9,685,000 Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding
Series 2015
5.000 10/01/32 9,853,364
7,325,000 Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding
Series 2015
5.000 10/01/33 7,452,338
4,195,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/35 4,216,056
215,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project,
Series 2017A
5.000 06/15/27 217,365
1,155,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A
5.000 06/15/35 1,188,719
4,975,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 5,306,978
22,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/38 23,000,633
12,690,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/41 13,083,826
11,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5.000 07/01/44 11,594,460

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
56
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,570,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.250% 07/01/47 $ 3,689,134
37,950,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 39,085,456
1,355,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project, Refunding
Series 2016
5.000 04/01/32 1,385,212
1,885,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project, Refunding
Series 2016
5.000 04/01/33 1,925,673
6,015,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project, Refunding
Series 2016
5.000 04/01/34 6,143,983
4,290,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project, Refunding
Series 2016
5.000 04/01/35 4,380,079
715,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2017-1
3.600 07/01/37 707,266
1,915,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
4.050 07/01/38 1,937,299
4,470,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
3.000 07/01/39 3,940,200
7,550,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
4.450 07/01/44 7,655,850
7,890,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
2.050 07/01/41 5,651,399
1,495,000 Florida Municipal Power Agency, Power Supply Revenue Bonds,
All Requirements Project, Refunding Series 2016A
5.000 10/01/30 1,554,654
10,180,000 Florida State Board of Education, Public Education Capital Outlay
Bonds, Refunding Series 2015E
4.000 06/01/34 10,214,114
1,980,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5.000 11/15/34 2,340,413
3,375,000 Hillsborough County, Florida, Solid Waste and Resource
Recovery Revenue Bonds, Refunding Series 2016A, (AMT)
4.000 09/01/34 3,407,346
2,000,000 (b) JEA, Florida, Electric System Revenue Bonds, Series Three 2024A 5.000 10/01/30 2,265,264
5,105,000 JEA, Florida, Electric System Revenue Bonds, Subordinated
Series Three 2020A
5.000 10/01/27 5,466,420
6,020,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2015A
5.000 04/01/35 6,064,069
5,060,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A
5.000 04/01/53 5,230,030
2,175,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Refunding Series 2014B
5.000 07/01/27 2,177,067
3,125,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
International Airport, Refunding Series 2014, (AMT)
5.000 10/01/27 3,128,532
5,000,000 (d) Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2014A, (Pre-refunded 10/30/24), (AMT)
5.000 10/01/32 5,005,651
11,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2014A, (AMT)
5.000 10/01/35 11,012,431
3,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2024A, (AMT)
5.000 10/01/27 3,159,072
7,350,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2024A, (AMT)
5.000 10/01/29 7,953,347
7,645,000 Orange County Health Facilities Authority Revenue Bonds,
Florida, Presbyterian Retirement Communities Obligated Group
Project, Series 2023A
4.000 08/01/36 7,862,660
4,000,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5.000 11/01/32 4,201,288

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,015,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5.000% 11/01/34 $ 2,111,623
1,000,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1
5.000 10/01/49 1,039,891
2,525,000 (d) Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, BRCH Corporation Obligated Group, Refunding
Series 2014, (Pre-refunded 12/01/24)
5.000 12/01/31 2,530,827
585,000 (c) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4.125 05/01/41 529,152
315,000 (c) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for Gifted
Learning, Series 2021A
4.000 06/15/36 305,516
425,000 (c) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for Gifted
Learning, Series 2021A
4.000 06/15/41 390,346
4,840,000 South Florida Water Management District, Certificates of
Participation, Series 2015
5.000 10/01/33 4,972,345
1,700,000 Tampa, Florida, Capital Improvement Cigarette Tax Allocation
Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A
0.000 09/01/34 1,157,845
1,500,000 (b),(c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4.000 05/01/34 1,521,486
TOTAL FLORIDA 296,931,245
GEORGIA - 2.1%
1,000,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5.000 04/01/34 1,030,977
6,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5.000 07/01/33 6,717,050
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5.000 07/01/34 7,816,278
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5.000 07/01/35 7,788,876
1,000,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company Vogtle Plant, First
Series 2013, (Mandatory Put 3/12/27)
3.375 11/01/53 1,011,392
1,625,000 (e),(e) Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2013A, (Mandatory Put 2/03/25)
1.500 01/01/40 1,604,180
3,670,000 (c) Fulton County Residential Care Facilities Elderly Authority,
Georgia, Revenue Bonds, Canterbury Court Project Entrance Fee
, Series 2021B. TEMPS-80
2.250 10/01/28 3,463,355
1,315,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2018A
3.600 12/01/33 1,319,701
1,235,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2018A
3.850 12/01/38 1,238,258
2,940,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2019A
3.050 12/01/34 2,832,984
4,000,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2019A
3.350 12/01/39 3,850,855
8,285,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2019B
2.950 12/01/39 7,264,559
4,250,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2021A
2.400 12/01/41 3,359,269
960,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2023A
4.150 12/01/38 988,765
4,230,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2024A
4.450 12/01/44 4,293,829
5,765,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Sub Series 2015A-1
3.700 12/01/35 5,765,351
5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4.000 02/01/32 5,016,608

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
58
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4.000% 02/01/33 $ 5,015,909
10,000,000 Gwinnett County School District, Georgia, General Obligation
Bonds, Sales Tax Series 2022B
5.000 08/01/25 10,195,183
26,605,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019B, (Mandatory Put 12/02/24)
4.000 08/01/49 26,610,699
3,665,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4.000 07/01/52 3,711,058
10,650,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4.000 09/01/52 10,857,957
12,160,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5.000 12/01/52 12,867,469
17,400,000 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 17,378,622
5,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5.000 07/01/53 5,415,522
4,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5.000 12/01/53 4,358,408
TOTAL GEORGIA 161,773,114
GUAM - 0.2%
400,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/26 414,405
450,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/27 475,385
800,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/28 860,127
1,250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/30 1,377,515
1,095,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/35 1,231,239
1,450,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/36 1,631,987
1,350,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/37 1,513,993
630,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/38 703,455
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/25 506,752
650,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/26 673,408
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/27 528,206
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/28 1,075,158
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/29 1,090,877
1,100,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/30 1,212,213
TOTAL GUAM 13,294,720
HAWAII - 0.7%
20,570,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Refunding Series 2019
3.200 07/01/39 17,363,087
6,585,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Series 2017A, (AMT)
3.100 05/01/26 6,333,458
5,515,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2015A
5.000 07/01/26 5,604,802
4,510,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2015A
5.000 07/01/27 4,580,457
7,050,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2015A
5.000 07/01/28 7,163,859
7,825,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2015A
5.000 07/01/29 7,950,060

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII (continued)
$ 1,130,000 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries,
Special Purpose Revenue Bonds, Deparment of Budget and
Finance of the State of Hawaii, Series 2015, (AMT)
3.250% 01/01/25 $ 1,112,400
1,245,000 (b) Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Refunding Series 2025A
5.000 07/01/36 1,448,763
1,300,000 (b) Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Refunding Series 2025A
5.000 07/01/37 1,510,801
TOTAL HAWAII 53,067,687
IDAHO - 0.6%
310,000 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance
Facilities Project, Subordinate Series 2015, (AMT)
3.750 09/01/32 307,856
1,455,000 Boise City, Idaho, Airport Revenue Bonds, Employee Parking
Facilities Project, Series 2021B, (AMT)
4.000 09/01/46 1,410,520
1,210,000 Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities
Project, Refunding Series 2021A
5.000 09/01/46 1,306,345
1,100,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2014A
4.125 03/01/37 1,100,041
1,000,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Victory Charter School, Inc. Project, Refunding
Series 2016A
5.000 07/01/39 1,003,007
895,000 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2019C
2.900 07/01/39 780,331
5,395,000 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A
4.450 01/01/44 5,467,009
9,000,000 (b) Idaho State Building Authority, Sales Tax Revenue Education
Bonds, School Modernization Facilities Series 2024A
5.000 06/01/30 10,212,237
12,005,000 Nez Perce County, Idaho, Pollution Control Revenue Bonds,
Potlatch Corporation Project, Refunding Series 2016
2.750 10/01/24 12,005,000
13,690,000 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3.750 09/01/51 13,220,369
TOTAL IDAHO 46,812,715
ILLINOIS - 9.2%
4,700,000 Berwyn, Cook County, Illinois, General Obligation Bonds, Series
2014A
5.000 12/01/34 4,701,723
940,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2.700 03/01/26 936,973
1,026,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2.900 03/01/28 1,024,075
943,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
3.050 03/01/30 943,319
932,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2.700 03/01/26 928,999
1,395,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2.900 03/01/28 1,392,382
1,423,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
3.050 03/01/30 1,423,482
29,585,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6.000 04/01/46 30,929,233
1,860,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5.000 04/01/33 1,915,152
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5.000 04/01/42 1,017,753
1,150,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5.000 04/01/37 1,196,298
10,900,000 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B
7.000 12/01/42 11,860,282
3,125,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C
5.000 12/01/27 3,247,702
12,385,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C
5.000 12/01/30 12,780,921
2,600,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D
5.000 12/01/31 2,678,504

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
60
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,700,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G
5.000% 12/01/34 $ 2,769,438
8,925,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H
5.000 12/01/36 9,120,090
1,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A
5.000 12/01/33 1,036,263
1,500,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A
5.000 12/01/35 1,547,437
2,300,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C
5.000 12/01/24 2,303,755
2,545,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A
0.000 12/01/26 2,352,834
3,930,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019B
5.000 12/01/33 4,110,765
19,585,000 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A
7.000 12/01/46 21,193,673
3,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5.000 12/01/30 3,207,208
11,110,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5.500 12/01/31 12,299,626
5,950,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5.000 12/01/45 6,252,783
5,720,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2015A
5.000 01/01/33 5,734,985
4,225,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2015A
5.000 01/01/34 4,235,728
6,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5.000 01/01/37 6,428,575
1,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
4.500 01/01/48 1,010,017
3,320,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5.250 01/01/38 3,639,935
17,865,000 Chicago, Illinois, General Obligation Bonds, Project & Refunding
Series 2017A
6.000 01/01/38 18,679,006
4,470,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/25 4,488,650
2,045,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/26 2,091,171
4,740,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/29 5,082,776
7,965,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/30 8,637,591
715,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5.000 01/01/26 730,108
1,100,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5.000 01/01/27 1,141,525
1,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5.000 01/01/28 1,317,825
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5.000 01/01/29 1,604,160
3,440,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4.000 11/15/41 3,462,017
4,010,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds,  School Series 2022
5.250 12/15/39 4,602,522
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4.000 12/01/30 1,038,040
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4.000 12/01/34 1,022,023
1,395,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4.000 12/01/35 1,416,713

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,455,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4.000% 12/01/36 $ 1,473,073
500,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 10,
Refunding Series 2017 - BAM Insured
2.800 03/01/25 498,178
1,017,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3.000 03/01/26 1,020,275
1,047,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3.150 03/01/27 1,053,113
5,675,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-2
4.000 11/01/30 5,743,393
6,215,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-3
5.000 11/01/30 6,439,806
8,330,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1
4.000 11/01/30 8,430,630
6,400,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017
4.000 08/15/39 6,404,022
2,105,000 Illinois Finance Authority, Revenue Bonds, Art Institute of
Chicago, Series 2016
5.000 03/01/30 2,160,901
29,095,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4.000 02/15/41 28,818,586
915,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4.000 02/15/41 942,088
2,365,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
3.625 02/15/32 2,370,479
10,000,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
3.750 02/15/34 10,030,888
1,505,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4.000 02/15/41 1,549,554
70,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4.000 02/15/41 72,072
2,505,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5.000 04/01/31 2,672,218
1,300,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5.000 04/01/32 1,380,996
4,500,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5.000 04/01/34 4,774,977
7,610,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5.000 04/01/36 8,041,591
5,395,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5.000 12/01/24 5,406,540
2,410,000 (d) Illinois Finance Authority, Revenue Bonds, Northwest Community
Hospital, Refunding Series 2016A, (Pre-refunded 7/01/26)
5.000 07/01/33 2,509,384
3,170,000 (d) Illinois Finance Authority, Revenue Bonds, Northwest Community
Hospital, Refunding Series 2016A, (Pre-refunded 7/01/26)
5.000 07/01/34 3,300,725
5,000,000 (d) Illinois Finance Authority, Revenue Bonds, Northwest Community
Hospital, Refunding Series 2016A, (Pre-refunded 7/01/26)
5.000 07/01/35 5,206,191
1,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5.000 11/15/27 1,020,743
1,890,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5.000 11/15/28 1,929,009
2,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5.000 11/15/29 2,039,584
2,265,000 Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2007
5.400 04/01/27 2,264,791
2,215,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5.000 08/15/35 2,241,113
5,750,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5.000 08/15/44 5,781,167
1,545,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5.000 03/01/32 1,593,946

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
62
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,750,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5.000% 03/01/33 $ 2,837,734
1,975,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5.000 03/01/34 2,038,122
1,815,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
4.000 03/01/35 1,807,790
3,125,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, (Mandatory Put 8/15/27)
5.000 08/15/52 3,301,266
3,285,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, (Mandatory Put 8/15/25)
5.000 08/15/52 3,320,463
6,000,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2014A
4.000 10/01/38 6,001,028
5,070,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2021B, (Mandatory Put 8/15/31)
5.000 08/15/53 5,652,300
21,355,000 Illinois Housing Development Authority, Revenue Bonds, Green
Series 2021B
2.150 10/01/41 15,566,099
560,000 Illinois Housing Development Authority, Revenue Bonds, Series
2019D
2.950 10/01/39 491,505
4,985,000 Illinois State, General Obligation Bonds, February Series 2014 5.000 02/01/25 5,008,071
4,675,000 (d) Illinois State, General Obligation Bonds, February Series 2014,
(Pre-refunded 1/14/25)
5.000 02/01/26 4,696,637
6,275,000 Illinois State, General Obligation Bonds, February Series 2014 5.000 02/01/27 6,304,042
1,000,000 Illinois State, General Obligation Bonds, June Series 2016 5.000 06/01/28 1,033,209
3,040,000 Illinois State, General Obligation Bonds, June Series 2016 3.500 06/01/29 3,050,086
2,180,000 Illinois State, General Obligation Bonds, May Refunding Series
2023D
5.000 07/01/25 2,212,193
1,500,000 Illinois State, General Obligation Bonds, May Series 2014 5.000 05/01/27 1,506,727
1,000,000 Illinois State, General Obligation Bonds, May Series 2014 5.000 05/01/28 1,004,484
1,800,000 Illinois State, General Obligation Bonds, May Series 2014 5.000 05/01/32 1,808,072
12,200,000 Illinois State, General Obligation Bonds, November Series 2016 5.000 11/01/26 12,757,144
5,195,000 Illinois State, General Obligation Bonds, November Series 2017C 5.000 11/01/29 5,504,908
140,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/24 140,186
2,465,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/25 2,518,959
4,005,000 Illinois State, General Obligation Bonds, November Series 2017D 3.250 11/01/26 4,013,830
10,000,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/26 10,456,381
20,490,000 (e),(e) Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/27 21,846,501
670,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/28 711,912
2,000,000 Illinois State, General Obligation Bonds, November Series 2019B 5.000 11/01/30 2,191,160
4,000,000 Illinois State, General Obligation Bonds, Refunding June Series
2022B
5.000 03/01/26 4,120,261
3,560,000 (b) Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/27 3,737,872
2,000,000 (b) Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/28 2,139,311
2,205,000 (b) Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/29 2,398,036
1,600,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018B
5.000 10/01/32 1,704,432
2,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5.000 12/01/31 2,052,577
11,365,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5.000 12/01/32 11,656,235
5,800,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2024A
5.000 01/01/36 6,798,326
9,860,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5.000 01/01/36 9,904,976
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5.000 01/01/39 10,039,562
12,445,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5.000 01/01/40 12,582,815
7,555,000 Illinois, General Obligation Bonds, Illinois FIRST Program, Series
2001 - FGIC Insured
6.000 11/01/26 7,756,014

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,940,000 Kane County Community Unit School District 304 Geneva,
Illinois, General Obligation Bonds, Series 2007A - AGM Insured
9.000% 01/01/25 $ 3,994,744
1,220,000 (d) Kane County Community Unit School District 304 Geneva,
Illinois, General Obligation Bonds, Series 2007A, (ETM)
9.000 01/01/25 1,236,826
5,020,000 Kendall, Kane, and Will Counties Community Unit School District
308 Oswego,  Illinois, General Obligation Bonds, Refunding
School Series 2016
5.000 02/01/34 5,130,870
3,465,000 Kendall, Kane, and Will Counties Community Unit School District
308 Oswego,  Illinois, General Obligation Bonds, Refunding
School Series 2016
5.000 02/01/35 3,538,793
1,140,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/24 1,142,342
1,485,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/30 1,565,620
1,165,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/31 1,226,730
1,645,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/32 1,731,451
1,725,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/33 1,813,042
1,815,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/34 1,904,498
1,845,000 LaSalle County, Illinois, General Obligation Bonds, Self-Insurance
Series 2019
4.000 12/01/27 1,916,951
1,925,000 LaSalle County, Illinois, General Obligation Bonds, Self-Insurance
Series 2019
4.000 12/01/28 2,004,450
1,560,000 LaSalle County, Illinois, General Obligation Bonds, Self-Insurance
Series 2019
4.000 12/01/29 1,621,845
2,430,000 Madison County Community Unit School District 7 Edwardsville,
Illinois, General Obligation Bonds, Series 2017A
5.000 12/01/28 2,478,672
2,500,000 Madison County Community Unit School District 7 Edwardsville,
Illinois, General Obligation Bonds, Series 2017A
5.000 12/01/29 2,548,632
1,500,000 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General
Obligation Bonds, Lewis & Clark Community College, Refunding
Series 2017A - AGM Insured
5.000 11/01/31 1,572,159
4,380,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4.000 06/15/50 4,184,427
1,905,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B
0.000 12/15/51 579,906
1,810,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0.000 12/15/37 1,412,228
9,045,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0.000 12/15/42 6,868,201
6,000,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0.000 12/15/47 4,469,998
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2020B
5.000 06/15/42 1,064,785
9,580,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 12/15/29 8,119,741
3,970,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0.000 06/15/30 3,292,468
15,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - AGM
Insured
0.000 12/15/40 7,967,965
351,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3.100 03/01/26 352,420

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
64
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 410,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3.200% 03/01/27 $ 410,942
283,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3.300 03/01/28 283,891
484,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3.450 03/01/30 486,444
380,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4.250 01/01/29 376,276
325,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5.000 10/01/27 343,188
650,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5.000 10/01/28 695,053
2,270,000 Peroia Public Building Commission, Illinois, School District Facility
Revenue Bonds, Peoria County School District 150 Project, Series
2011
0.000 12/01/24 2,253,482
1,491,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2
Lakewood Springs Project, Refunding Series 2014 - AGM Insured
5.000 03/01/29 1,492,088
8,985,000 (d) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (ETM)
5.000 06/01/25 9,107,179
3,040,000 (d) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (Pre-refunded 6/01/26)
5.000 06/01/27 3,161,009
2,375,000 Richland, Wayne, Jasper, Clay and Lawrence Counties
Community Unit School District 1, Illinois, General Obligation
Bonds, Series 2019B - AGM Insured
4.000 12/01/37 2,375,924
1,283,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.700 03/01/29 1,300,026
1,073,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.800 03/01/30 1,086,331
2,187,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
4.000 03/01/33 2,231,245
2,425,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
5.000 01/01/36 2,627,624
2,435,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A - BAM Insured
5.000 01/01/37 2,636,795
2,935,000 Southwestern Illinois Development Authority, Local Government
Program Revenue Bonds, Southwestern Illinois Flood District
Council Project, Series 2016B
4.000 10/15/40 2,935,685
965,000 Southwestern Illinois Development Authority, Local Government
Program Revenue Bonds, Southwestern Illinois Flood District
Council Project, Series 2020
4.000 04/15/34 995,520
1,250,000 Southwestern Illinois Development Authority, Local Government
Program Revenue Bonds, Southwestern Illinois Flood District
Council Project, Series 2020
4.000 10/15/35 1,282,400
7,805,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015
5.000 03/01/33 7,855,855
13,960,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015 - AGM Insured
5.000 03/01/34 14,049,799
11,330,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015 - AGM Insured
5.000 03/01/40 11,380,347
4,215,000 Will and Kendall Counties Community Consolidated School
District 202 Plainfield, Illinois, General Obligation Bonds, Series
2016C
5.000 01/01/25 4,230,835
5,675,000 Will County Community High School District 210 Lincoln-
Way, Illinois, General Obligation Bonds, Capital Appreciation
Refunding School Series 2013B
0.000 01/01/30 4,752,680
5,000,000 (d) Will County, Illinois, General Obligation Bonds, Alternate
Revenue Source, Series 2016, (Pre-refunded 11/15/25)
5.000 11/15/41 5,129,571
4,070,000 Winnebago-Boone Counties School District 205 Rockford,
Illinois, General Obligation Bonds, Series 2013
0.000 02/01/25 4,016,368

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,855,000 Winnebago-Boone Counties School District 205 Rockford,
Illinois, General Obligation Bonds, Series 2013
0.000% 02/01/26 $ 3,682,344
TOTAL ILLINOIS 714,293,961
INDIANA - 2.9%
6,000,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Earlham College, Refunding Series 2013A
5.000 10/01/32 5,988,264
3,500,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Indianapolis Project, Series 2017
5.000 10/01/43 3,543,339
3,070,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0.950 12/01/38 2,979,902
6,750,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2021B, (Mandatory Put 8/01/26)
1.400 08/01/29 6,035,348
4,000,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Southern Indiana Gas & Electric Company, Refunding
Series 2013A, (AMT), (Mandatory Put 8/01/28)
4.000 05/01/43 4,009,385
2,375,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Refunding Series
2021A
4.125 12/01/26 2,413,567
6,440,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019B, (Mandatory Put 11/01/26)
2.100 11/01/49 6,247,839
12,800,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-3, (Mandatory Put 7/01/32)
5.000 10/01/55 14,575,044
4,260,000 Indiana Finance Authority, Lease Appropriation Bonds, Stadium
Project, Refunding Series 2015A
5.250 02/01/37 4,318,385
740,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2014A
5.000 10/01/24 740,000
1,710,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2014A
5.000 10/01/26 1,717,651
1,470,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Series 2021A
2.050 07/01/41 1,052,922
11,335,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social PAC Series 2021B
2.125 07/01/41 8,245,233
1,500,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024A-1
4.500 07/01/44 1,526,334
5,000,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024B-1
4.650 07/01/44 5,128,685
7,665,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024C-1
4.550 07/01/44 7,809,467
14,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5.000 01/01/27 14,952,580
4,225,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5.000 01/01/29 4,534,012
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5.000 01/01/27 3,120,539
3,150,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5.000 01/01/28 3,329,899
12,580,000 Indianapolis, Indiana, Gas Utility Distribution System Revenue
Bonds, Refunding 2nd Lien Series 2017A
5.000 08/15/26 13,162,737
520,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/27 520,877
730,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/28 731,058
1,035,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/29 1,036,359
1,360,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/31 1,361,567
1,215,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/33 1,216,379

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
66
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 2,250,000 (b) IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5.000% 07/15/41 $ 2,503,302
5,000,000 (b) IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5.000 07/15/42 5,540,235
3,075,000 (b) IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5.000 07/15/43 3,393,960
2,500,000 (b) IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5.000 07/15/44 2,750,496
4,000,000 Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4.250 09/01/55 4,089,428
33,040,000 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid
Hospital Project, Refunding Series 2018B
5.000 01/01/36 33,788,868
575,000 Southwest Allen Multi School Building Corporation, Allen
County, Indiana, First Mortgage Bonds, Series 2020
4.000 01/15/25 576,007
11,300,000 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond
Anticipation Notes Series 2023
5.250 09/28/28 11,304,473
2,860,000 (c) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper
LLC Project, Refunding Series 2024, (AMT)
4.500 01/01/34 2,961,036
1,040,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5.000 02/01/25 1,041,458
1,025,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5.000 02/01/26 1,026,877
1,805,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5.000 02/01/27 1,808,229
1,800,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5.000 02/01/29 1,803,220
2,700,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5.000 02/01/31 2,704,831
31,305,000 Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng Series
2019A, (AMT), (Mandatory Put 6/05/26)
5.000 12/01/44 32,062,174
TOTAL INDIANA 227,651,966
IOWA - 0.8%
7,300,000 Iowa Finance Authority, Health Facilities Revenue Bonds,
UnityPoint Health Project,  Series 2014C
4.125 02/15/35 7,300,234
3,555,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/32)
4.000 12/01/50 3,907,777
1,940,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/42)
5.000 12/01/50 2,274,178
2,000,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Series 2019D
2.600 07/01/37 1,770,769
7,850,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Series 2020A
3.750 01/01/50 7,882,547
7,400,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2021B
2.200 07/01/41 5,465,297
2,250,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2021D
2.100 07/01/38 1,781,418
2,835,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2024C
4.500 07/01/44 2,887,277
6,125,000 Iowa Finance Authority, State Revolving Fund Revenue Bonds,
Green Series 2024A
5.000 08/01/34 7,274,672
895,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Seenior Lien Series Class 2 Series 2021B-1
4.000 06/01/49 902,790
800,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000 06/01/27 833,380
2,100,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000 06/01/28 2,217,902
1,600,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000 06/01/30 1,731,095

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA (continued)
$ 1,605,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000% 06/01/31 $ 1,756,383
1,610,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000 06/01/32 1,761,036
1,000,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000 06/01/33 1,092,003
8,000,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5.000 09/01/49 8,229,382
TOTAL IOWA 59,068,140
KANSAS - 0.3%
7,950,000 Kansas Department of Transportation, Highway Revenue Bonds,
Series 2015B
5.000 09/01/29 8,104,837
5,000,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5.000 11/15/54 5,642,381
3,280,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5.000 11/15/54 3,557,049
2,400,000 (c) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas 2B
3 and 5, Series 2022
5.750 09/01/39 2,495,583
TOTAL KANSAS 19,799,850
KENTUCKY - 1.5%
110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4.000 02/01/33 110,385
500,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4.000 02/01/34 500,254
180,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4.000 02/01/35 179,066
1,110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4.000 02/01/36 1,097,913
5,000,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2.125 10/01/34 4,088,375
21,375,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2008A, (AMT)
2.000 02/01/32 18,208,621
1,000,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5.375 02/01/36 1,016,311
3,430,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding Series
2024A
5.000 09/01/26 3,591,330
3,200,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5.000 06/01/37 3,282,147
1,190,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Medical Health System, Series
2015A
4.500 06/01/46 1,138,327
2,465,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5.000 08/01/28 2,668,089
2,480,000 Kentucky Housing Corporation, Single Family Mortgage Revenue
Bonds, Series 2024C
4.400 07/01/44 2,511,386
1,320,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5.000 07/01/26 1,321,450
3,280,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5.000 07/01/28 3,283,833
7,800,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare, Inc., Series 2023B,
(Mandatory Put 10/01/29)
5.000 10/01/47 8,508,588

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
68
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 7,030,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2003A
2.000% 10/01/33 $ 5,819,977
1,005,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5.000 08/01/25 1,012,423
1,060,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5.000 08/01/26 1,081,477
1,110,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5.000 08/01/27 1,134,331
1,165,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5.000 08/01/28 1,190,280
1,230,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5.000 08/01/29 1,255,253
2,935,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5.000 08/01/37 2,968,616
15,000,000 Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2.450 06/01/39 14,109,101
8,405,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 9,197,035
5,075,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2019A-1, (Mandatory Put 6/01/25)
4.000 12/01/49 5,093,723
5,895,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2020A, (Mandatory Put 6/01/26)
4.000 12/01/50 5,952,764
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2022A-1, (Mandatory Put 8/01/30)
4.000 08/01/52 1,027,105
3,335,000 Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Louisville Gas & Electric Company Project, Series 2023A,
(AMT), (Mandatory Put 6/01/27)
4.700 06/01/54 3,370,353
4,750,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1.300 09/01/44 4,377,575
1,485,000 University of Kentucky, General Receipts Bonds, Series 2018A 3.000 10/01/34 1,434,510
5,040,000 University of Kentucky, General Receipts Bonds, Series 2018A 3.125 10/01/37 4,810,258
1,525,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A
5.000 04/01/29 1,668,560
TOTAL KENTUCKY 117,009,416
LOUISIANA - 1.8%
14,510,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5.000 12/01/34 14,605,692
8,935,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5.000 12/01/39 8,874,097
14,500,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue
Bonds, Big Lake Fuels LLC, Series 2021, (AMT), (Mandatory Put
12/01/24)
1.000 12/01/51 14,423,634
2,470,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D
2.350 12/01/41 1,933,292
3,080,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A
4.400 12/01/44 3,128,819
11,230,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Entergy Lousiana, LLC Project, Refunding Series 2021B
2.500 04/01/36 9,583,614
16,985,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 16,737,476

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,415,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000% 05/15/28 $ 1,484,414
1,065,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/29 1,116,694
1,185,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/30 1,239,830
1,755,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/31 1,831,631
1,120,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/32 1,167,477
2,695,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/46 2,758,338
1,000,000 (a) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/37 850,000
1,095,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5.000 05/15/30 1,126,467
25,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-refunded
5/15/26)
5.000 05/15/30 25,900
3,420,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5.000 05/15/32 3,511,100
35,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-refunded
5/15/26)
5.000 05/15/32 36,260
3,675,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5.000 05/15/33 3,769,570
40,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-refunded
5/15/26)
5.000 05/15/33 41,440
1,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/31 1,010,484
1,100,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.500 09/01/54 1,213,561
5,000,000 Louisiana State, General Obligation Bonds, Series 2016A 5.000 09/01/34 5,223,917
900,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Louis Armstrong New Orleans International Airport,
Series 2023B, (AMT)
5.000 01/01/37 979,925
980,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Louis Armstrong New Orleans International Airport,
Series 2023B, (AMT)
5.000 01/01/39 1,055,777
1,420,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Louis Armstrong New Orleans International Airport,
Series 2023B, (AMT)
5.000 01/01/40 1,521,741
5,195,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A
5.000 12/01/26 5,455,103
6,105,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5.000 12/01/40 6,903,377
1,020,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5.000 12/01/24 1,022,182
480,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5.000 12/01/25 491,085
795,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5.000 12/01/27 815,789
605,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Refunding Series 2014
5.000 06/01/25 605,862
410,000 (d) New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015, (Pre-refunded 6/01/25)
5.000 06/01/30 415,848
775,000 (d) New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015, (Pre-refunded 6/01/25)
5.000 06/01/32 786,054
1,000,000 (d) New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015, (Pre-refunded 6/01/25)
5.000 06/01/33 1,014,263
1,075,000 (d) New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015, (Pre-refunded 6/01/25)
5.000 06/01/35 1,090,333

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
70
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 3,265,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6.100% 12/01/40 $ 3,663,856
3,405,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/25)
5.850 08/01/41 3,451,217
1,040,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2.375 06/01/37 1,022,184
760,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5.000 12/01/26 794,940
1,475,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5.000 12/01/29 1,591,295
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5.000 12/01/30 1,602,463
1,795,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5.000 12/01/32 1,902,455
1,630,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4.000 12/01/33 1,662,409
6,005,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
3.000 12/01/35 5,727,064
TOTAL LOUISIANA 139,268,929
MAINE - 0.6%
4,560,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
4.000 07/01/41 4,099,159
5,685,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
4.000 07/01/46 4,823,214
840,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4.000 07/01/37 861,803
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5.000 07/01/26 207,968
150,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5.000 07/01/27 159,526
240,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5.000 07/01/28 260,262
685,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
2.500 07/01/29 682,390
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5.000 07/01/30 223,759
10,000,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2020B
2.350 11/15/40 7,692,992
3,125,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2.050 11/15/41 2,205,502
7,425,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2.400 11/15/41 5,646,568
6,280,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2020D
2.550 11/15/40 5,205,897
3,250,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2021B
2.200 11/15/41 2,374,262
10,675,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C
2.150 11/15/41 7,769,414
3,000,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021D
2.400 11/15/41 2,372,192
1,455,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2024C
4.550 11/15/44 1,489,490
TOTAL MAINE 46,074,398
MARYLAND - 1.6%
1,270,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2016
3.250 01/01/31 1,244,874
3,365,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2016
5.000 01/01/37 3,412,069
1,760,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/27 1,803,240

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 2,780,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000% 09/01/29 $ 2,838,965
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/30 1,017,056
1,365,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/31 1,384,824
145,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/34 146,321
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/39 1,507,031
2,800,000 Charles County, Maryland, General Obligation Bonds, Refunding
& Consolidated Public Improvement Series 2017
2.400 10/01/29 2,692,783
3,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Landing Project, Refunding Series 2021A
1.600 06/01/29 2,712,264
22,335,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019C
3.000 09/01/39 19,675,976
10,375,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2020A
2.500 09/01/40 8,536,959
15,055,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021A
1.950 09/01/41 10,448,606
13,245,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021B
2.100 09/01/41 9,565,236
20,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021C
2.450 09/01/41 15,996,402
1,000,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project,
Refunding Series 2016 - AGM Insured
5.000 06/01/28 1,033,232
7,000,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2020B-2, (Mandatory Put 7/01/27)
5.000 07/01/45 7,332,573
805,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/32 822,066
2,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/33 2,296,384
1,650,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/34 1,685,247
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/35 2,041,736
1,570,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/36 1,600,956
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4.000 01/01/39 980,319
15,025,000 Maryland State, General Obligation Bonds, State and Local
Facilities Loan, Second Series 2020A-2
5.000 08/01/25 15,314,508
7,080,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Refunding Series 2024A
5.000 07/01/37 8,323,479
TOTAL MARYLAND 124,413,106
MASSACHUSETTS - 1.1%
835,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/26 834,930
680,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/27 679,495
925,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/28 921,551
960,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/29 952,428

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
72
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 4,800,000 (c) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4.000% 10/01/32 $ 4,831,040
1,968,811 (a),(c) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6.650 10/15/28 197
1,670,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
3.375 07/01/36 1,571,908
2,275,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/33 2,402,174
1,085,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/38 1,137,388
8,370,000 Massachusetts Development Finance Agency, Revenue Bonds,
Harvard University, Series 2024B
5.000 02/15/33 10,013,512
415,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/32 436,544
320,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/33 336,044
300,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/34 314,465
270,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/35 282,316
135,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/36 140,675
145,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/37 150,759
250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5.000 09/01/30 286,251
125,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5.000 09/01/31 145,060
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5.000 09/01/32 499,148
475,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5.000 09/01/33 565,064
200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5.000 09/01/35 240,127
275,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5.000 09/01/36 327,772
1,080,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5.000 10/01/30 1,133,054
1,240,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5.000 10/01/31 1,296,248
1,775,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5.000 10/01/32 1,850,289
1,130,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2021G
5.000 07/01/35 1,240,794
1,045,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2021G
5.000 07/01/36 1,141,019
4,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3.625 07/01/37 3,921,846
4,245,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
4.000 07/01/37 4,065,678
1,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Williams College, Series 2011N, (Mandatory Put 7/01/25)
0.450 07/01/41 1,168,076
1,640,000 Massachusetts Housing Finance Agency, Housing Bonds, Series
2019B-1
3.000 12/01/39 1,454,661
2,875,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2.125 12/01/41 2,066,862
2,100,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3.050 12/01/27 2,098,736
3,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Series 2019C-1
2.900 12/01/39 2,549,239
1,900,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4.550 12/01/44 1,944,184

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 7,570,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214
2.800% 12/01/39 $ 6,662,495
2,330,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2020-218
2.300 12/01/40 1,843,456
4,930,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2.125 12/01/40 3,652,036
4,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2.200 12/01/41 3,626,961
2,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2.350 06/01/39 2,317,626
1,555,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234
4.100 12/01/39 1,594,595
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5.000 11/01/37 3,311,345
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5.000 11/01/38 3,286,922
6,915,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2014A
5.000 06/01/44 6,919,528
TOTAL MASSACHUSETTS 86,214,498
MICHIGAN - 2.4%
665,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5.000 07/01/30 686,469
11,260,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-1, (Mandatory Put 4/13/28)
1.200 10/15/30 10,300,940
17,335,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-2, (Mandatory Put 4/13/28)
1.200 10/15/38 15,858,507
5,010,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Water & Sewerage Department Sewage
Disposal System Local Project, Second Lien Series 2015C
5.000 07/01/34 5,073,823
10,555,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2022B-MI, (Mandatory Put
12/01/28)
5.000 12/01/43 11,377,667
1,800,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5.000 06/01/28 1,906,700
2,500,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5.000 06/01/33 2,732,359
2,435,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4.000 06/01/34 2,517,189
1,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4.000 06/01/35 1,028,598
2,450,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3.800 10/01/38 2,451,278
8,730,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
2.250 10/01/41 6,504,799
7,690,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3.700 04/01/30 7,711,801
2,255,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3.650 12/01/39 2,221,094
13,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2.950 12/01/39 11,398,825
25,205,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2.600 12/01/40 21,042,757
9,620,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2.150 12/01/41 6,997,753
9,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5.000 10/15/45 9,108,971
22,850,000 Michigan Strategic Fund, Limited Obligation Pollution Control
Revenue Refunding Bonds, Detroit Edison Company, Variable
Rate Demand Obligations, Series 1995CC
1.450 09/01/30 19,745,041

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
74
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 21,550,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Detroit Edison Company Exempt Facilities Project, Refunding
Variable Rate Series 2008ET-2
1.350% 08/01/29 $ 19,186,894
2,255,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4.000 10/01/61 2,267,927
8,125,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5.000 12/01/28 8,281,888
3,765,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5.000 12/01/32 3,827,069
5,295,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5.000 12/01/33 5,380,391
5,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5.000 12/01/34 5,075,438
TOTAL MICHIGAN 182,684,178
MINNESOTA - 1.2%
1,910,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.000 02/15/33 2,006,699
1,150,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.000 02/15/37 1,200,024
7,085,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
4.250 02/15/43 7,081,566
13,970,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5.000 11/15/52 15,071,227
1,370,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health
System, Refunding Series 2017A
5.000 11/15/28 1,449,314
5,000,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Series 2015C
3.500 03/01/28 5,012,685
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/27 1,039,737
2,850,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A,
(AMT)
5.000 01/01/28 3,012,766
3,690,911 Minnesota Housing Finance Agency, Homeownership Finance
Bonds, Mortgage-Backed Securities Program, Series 2017E
2.850 06/01/47 3,115,915
2,775,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2013C
3.900 07/01/43 2,713,057
6,065,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2.625 01/01/40 5,119,748
6,140,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
3.500 07/01/50 6,139,865
5,430,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2.500 07/01/40 4,473,959
4,605,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2.000 07/01/40 3,346,065
4,110,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2.200 07/01/41 3,035,455
9,245,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2.350 07/01/41 7,264,203
40,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2024L
4.150 07/01/38 41,368
4,235,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/27)
4.000 12/01/52 4,293,749

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 6,445,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3.500% 02/01/39 $ 6,438,213
2,650,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2.000 02/01/28 2,523,505
3,095,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2.000 02/01/29 2,906,395
4,135,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2.000 02/01/30 3,820,327
TOTAL MINNESOTA 91,105,842
MISSISSIPPI - 0.3%
5,570,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3.200 09/01/28 5,570,310
1,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2.375 06/01/44 662,619
2,490,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2020A
2.450 12/01/39 1,990,861
2,470,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2020A
3.750 06/01/49 2,479,857
1,470,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2021A
2.000 12/01/40 1,061,994
2,830,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2024A
4.000 12/01/39 2,878,407
6,560,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2024C
4.650 12/01/44 6,743,716
2,000,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5.000 10/15/37 2,105,178
1,590,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 4.000 10/15/38 1,597,973
TOTAL MISSISSIPPI 25,090,915
MISSOURI - 1.3%
1,010,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6.000 03/01/33 1,031,803
3,620,000 Curators of the University of Missouri, System Facilities Revenue
Bonds, Series 2024
5.000 11/01/34 4,347,653
3,705,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Project, Refunding Series 2019A, (AMT)
5.000 03/01/38 3,869,147
8,000,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Refunding & Improvement Series 2016A
4.000 01/01/40 8,004,631
4,595,000 Kansas City, Missouri, Water Revenue Bonds, Series 2017A 4.000 12/01/39 4,629,856
4,000,000 Ladue School District, Saint Louis County, Missouri, General
Obligation Bonds, Series 2021
2.000 03/01/32 3,506,457
3,000,000 Lees Summit Industrial Development Authority, Missouri,
Revenue Bonds, John Knox Village, Series 2024A
5.000 08/15/39 3,229,883
10,425,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2.900 09/01/33 9,613,875
12,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2.900 09/01/33 11,066,330
15,085,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2.750 09/01/33 13,908,138
11,975,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4.000 05/01/51 12,187,592
1,670,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4.550 11/01/44 1,707,968

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
76
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 5,345,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4.450% 11/01/44 $ 5,418,885
3,000,000 (b) Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
3.950 11/01/39 3,042,412
3,640,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2.750 11/01/39 3,108,259
1,500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2020A
2.550 11/01/40 1,243,824
1,015,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
2.150 11/01/41 739,086
4,215,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
2.000 11/01/41 2,974,255
5,000,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding
Series 2015
4.000 08/01/35 5,007,397
5,000,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding
Series 2015
4.000 08/01/36 5,006,678
980,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6.000 03/01/37 1,001,828
TOTAL MISSOURI 104,645,957
MONTANA - 0.4%
1,505,000 Cascade County High School District A Great Falls, Montana,
General Obligation Bonds, School Buidling Series 2018
5.000 07/01/38 1,617,573
25,675,000 Forsyth, Montana Pollution Control Revenue Bonds, Portland
General Electric Company Project, Refunding Series 1998A
2.125 05/01/33 22,273,527
2,675,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3.875 07/01/28 2,747,966
1,000,000 Gallatin County School District 44 Belgrade, Montana, General
Obligation Bonds, School Building Series 2019
4.000 06/01/33 1,043,102
1,045,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
2.000 12/01/41 736,547
1,725,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
2.000 12/01/41 1,215,830
1,105,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
3.950 12/01/39 1,120,833
1,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4.450 12/01/44 1,016,788
565,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
3.250 06/01/32 553,570
TOTAL MONTANA 32,325,736
NATIONAL - 0.1%
5,119,682 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3.400 01/25/36 5,062,165
TOTAL NATIONAL 5,062,165
NEBRASKA - 1.1%
6,640,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5.000 05/01/54 7,124,824
2,025,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project, Series
2014
5.000 05/15/28 2,026,749
8,520,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project, Series
2014
5.000 05/15/44 8,521,750
1,000,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT) 4.000 07/01/36 1,013,785

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 530,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000% 07/01/25 $ 535,385
750,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/26 757,812
200,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/27 201,391
835,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/28 840,194
485,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/29 487,606
1,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/30 1,004,008
180,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/33 180,369
160,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2.600 09/01/34 142,754
7,205,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2.850 09/01/39 6,401,986
10,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2.550 09/01/40 8,302,695
595,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1.950 09/01/37 461,651
17,770,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2.300 09/01/41 13,805,378
2,290,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A
4.125 09/01/38 2,356,532
1,380,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Refunding Series 2020B
4.000 12/01/26 1,423,162
8,000,000 Public Power Generation Agency, Nebraska, Whelan Energy
Center Unit 2 Revenue Bonds, Refunding Series 2015A
5.000 01/01/31 8,033,280
1,775,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Refunding Series 2019
4.000 06/15/33 1,837,323
2,240,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund
Pledge Bonds, Series 2021
2.000 06/01/27 2,172,836
6,320,000 Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021
2.000 12/15/50 3,745,658
3,660,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5.250 02/01/28 3,716,925
1,355,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5.250 02/01/29 1,372,746
5,885,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018
3.375 12/15/37 5,906,604
TOTAL NEBRASKA 82,373,403
NEVADA - 0.3%
5,285,000 (d) Clark County, Nevada, General Obligation Bonds, Flood Control
Series 2014, (Pre-refunded 11/01/24)
4.000 11/01/33 5,287,757
1,675,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4.000 09/01/32 1,638,210
2,175,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4.000 09/01/35 2,040,528
3,585,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4.000 07/01/34 3,645,633
3,515,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Refunding Limited Tax Series 2015
4.000 06/01/39 3,518,539

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
78
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 2,860,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2.200% 10/01/41 $ 2,106,132
1,925,000 (c) Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement
District 1 Legends at Sparks Marina, Refunding Senior Series
2019A
2.750 06/15/28 1,884,364
4,000,000 Washoe County, Nevada, Gas and Water Facilities Revenue
Bonds, Sierra Pacific Power Company, Refunding Series 2016B,
(Mandatory Put 10/01/29)
3.625 03/01/36 4,034,319
TOTAL NEVADA 24,155,482
NEW HAMPSHIRE - 1.0%
16,141,168 National Finance Authority, New Hampshire, Municipal
Certificates Series 2020-1 Class A
4.125 01/20/34 16,401,333
10,568,230 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-2 Class A
4.000 10/20/36 10,587,245
6,306,129 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-1 Class A
4.250 07/20/41 6,347,588
5,608,915 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3.625 08/20/39 5,379,496
14,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding Series
2003A
4.500 10/01/33 14,734,894
1,145,000 (d) New Hampshire Business Finance Authority, Water Facility
Revenue Bonds, Pennichuck Water Works Inc. Project , Series
2015A., (Pre-refunded 1/01/26), (AMT)
4.250 01/01/36 1,158,206
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4.000 10/01/32 1,033,789
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4.000 10/01/34 1,032,134
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4.000 10/01/38 1,013,642
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Elliot Hospital, Series 2016
5.000 10/01/38 1,019,590
1,095,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Southern New Hampshire Medical Center,
Series 2016
3.500 10/01/34 1,095,755
1,515,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4.050 07/01/39 1,546,464
2,890,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4.500 07/01/44 2,934,514
10,370,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4.450 07/01/44 10,508,412
TOTAL NEW HAMPSHIRE 74,793,062
NEW JERSEY - 3.4%
5,925,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 2024
4.500 05/28/25 5,971,051
1,580,000 Borough of Fair Lawn, Bergen County, New Jersey, General
Obligation Bonds, General Capital and Water Utility Series 2021
2.000 09/01/32 1,381,061
1,220,000 Clifton, New Jersey, General Obligation Bonds, Refunding Series
2021 - BAM Insured
2.000 08/15/29 1,142,964
2,075,000 Clifton, New Jersey, General Obligation Bonds, Refunding Series
2021 - BAM Insured
2.000 08/15/30 1,895,111
2,060,000 Clifton, New Jersey, General Obligation Bonds, Refunding Series
2021 - BAM Insured
2.000 08/15/31 1,828,536
10,000,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, General Improvement Water Utility
Bond Anticipation Notes Series 2024
4.500 07/15/25 10,121,598
2,375,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2020
2.000 07/15/30 2,181,334
1,095,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2.000 02/15/26 1,076,771
1,385,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2.000 02/15/27 1,349,710

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,355,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2.000% 02/15/30 $ 1,255,297
1,410,000 Flemington-Raritan Regional School District, Hunterdon County,
New Jersey, General Obligation Bonds, Series 2019
2.375 09/01/34 1,235,455
980,000 (d) Gloucester County Pollution Control Financing Authority,
New Jersey, Pollution Control Revenue Bonds, Logan Project,
Refunding Series 2014A, (AMT), (ETM)
5.000 12/01/24 982,427
1,585,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2.250 02/01/29 1,520,379
4,115,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A
5.000 11/01/32 4,502,979
1,350,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5.000 01/01/28 1,351,429
2,345,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5.000 01/01/31 2,348,110
2,000,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5.375 01/01/43 2,001,894
7,290,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3.375 07/01/30 7,198,654
25,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX
5.000 06/15/27 25,335,515
700,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5.000 06/15/26 728,195
455,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5.000 06/15/27 483,749
430,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5.000 06/15/28 466,563
5,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5.000 10/01/47 5,100,351
37,560,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2.200 10/01/39 33,734,972
4,745,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2020B, (AMT), (Mandatory Put 6/01/28)
3.750 11/01/34 4,800,276
3,345,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2.375 07/01/46 2,270,551
1,050,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
5.000 07/01/35 1,068,521
400,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
3.500 12/01/29 397,076
1,030,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
3.750 12/01/31 1,027,683
1,050,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
4.000 12/01/32 1,048,064
445,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
3.750 12/01/33 443,999
515,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3.750 10/01/35 515,774
1,660,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5.000 06/01/25 1,684,119
2,330,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5.000 06/01/26 2,428,189
335,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5.000 06/01/27 357,419
265,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5.000 06/01/28 289,040

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
80
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 10,255,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4.000% 06/01/30 $ 11,055,864
1,315,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4.000 06/01/31 1,423,241
20,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5.000 06/15/29 20,676
3,000,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5.000 06/15/28 3,107,621
6,795,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5.000 06/15/29 7,024,711
5,635,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Forward Delivery Series 2022AA
5.000 06/15/33 6,435,213
5,020,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4.000 06/15/42 5,092,537
1,830,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0.000 12/15/31 1,443,713
1,915,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/33 1,943,323
2,210,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/34 2,241,659
5,030,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5.000 12/15/25 5,167,365
420,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5.000 12/15/26 441,579
10,230,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5.000 12/15/33 11,219,062
5,265,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4.000 12/15/39 5,363,248
7,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
3.750 06/15/33 7,655,722
6,190,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5.000 06/15/33 6,676,122
1,405,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4.000 06/15/35 1,459,641
2,825,000 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019
2.250 09/15/33 2,518,845
2,345,000 Ocean City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2016
1.000 11/15/28 2,151,966
1,530,000 South Orange & Maplewood School District, Essex County, New
Jersey, General Obligation Bonds, Series 2021
2.125 08/15/42 1,102,411
6,190,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/28 6,596,641
14,150,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/29 15,068,731
3,320,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/31 3,517,772
8,135,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/36 8,543,480
11,265,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
4.000 06/01/37 11,314,123
2,410,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5.000 06/01/46 2,431,999
2,585,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2.000 07/15/26 2,530,445
TOTAL NEW JERSEY 265,072,526

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO - 0.4%
$ 6,355,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan and Four
Corners Projects, Refunding Series 2016B
2.150% 04/01/33 $ 5,293,448
2,015,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan Project,
Refunding Series 2010D, (Mandatory Put 6/01/28)
3.900 06/01/40 2,076,066
1,160,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018B
3.750 07/01/38 1,154,693
3,110,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018C
3.750 07/01/38 3,116,935
3,305,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
3.000 07/01/39 2,900,701
1,635,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019F
2.850 07/01/39 1,443,342
2,485,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
2.150 07/01/41 1,816,851
4,845,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2.100 07/01/41 3,506,328
3,490,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021D
2.350 07/01/41 2,742,247
800,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4.100 09/01/39 819,782
1,995,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4.600 09/01/44 2,040,277
6,080,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4.450 09/01/44 6,162,683
TOTAL NEW MEXICO 33,073,353
NEW YORK - 5.4%
1,145,000 Albany County Airport Authority, New York, Airport Revenue
Bonds, Refunding Series 2020B. Forward Delivery, (AMT)
5.000 12/15/24 1,147,872
1,250,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Series 2023B
5.000 11/01/35 1,493,242
500,000 Buffalo and Fort Erie Public Bridge Authority, New York, Toll
Bridge System Revenue Bonds, Refunding Series 2014
5.000 01/01/25 501,979
650,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7.250 06/01/55 704,857
3,390,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.250 06/01/40 3,403,913
4,210,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5.000 06/01/40 4,133,490
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1.800 05/01/48 4,736,962
1,900,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/25 1,908,037
1,400,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/27 1,409,426
1,300,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/29 1,306,093
6,965,000 (d) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A,
(ETM)
5.000 03/15/28 7,603,709
5,845,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021
1.000 09/01/25 5,661,822
8,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2014A - BAM Insured
5.000 09/01/39 8,016,251
6,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-1
5.000 11/15/43 6,403,518
865,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series
2017C-1
5.000 11/15/24 866,143
1,110,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2016D
5.000 11/15/31 1,153,798

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
82
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 6,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2021A-2
4.000% 11/15/42 $ 6,027,703
1,340,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
4.000 01/01/30 1,303,409
1,910,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
5.000 01/01/40 1,877,856
1,525,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/28 1,526,795
1,000,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/29 1,001,105
655,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/30 655,955
2,455,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/32 2,457,870
1,630,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
4.000 01/01/32 1,715,563
1,045,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
3.000 01/01/33 1,021,871
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2015 Series GG
5.000 06/15/39 5,056,806
4,245,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series BB-2
5.000 06/15/39 4,921,738
7,390,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1
5.000 11/01/38 8,592,533
3,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1
5.000 11/01/39 3,460,985
7,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5.000 05/01/42 8,437,267
13,820,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5.000 05/01/43 15,517,812
17,000,000 (b) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5.000 05/01/39 19,612,251
2,485,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
5.000 05/01/38 2,862,588
3,285,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024D-1
5.000 11/01/27 3,537,823
10,640,000 New York City, New York, General Obligation Bonds, Refunding
Fiscal 2015 Series C
5.000 08/01/29 10,711,851
600,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3.625 11/01/33 604,567
2,000,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3.875 11/01/38 2,000,859
1,190,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2020J
0.750 05/01/25 1,164,733
2,115,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2.600 11/01/34 1,889,144
10,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2.850 11/01/39 8,917,574
8,845,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3.850 11/01/39 8,742,308

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 17,620,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2.300% 11/01/40 $ 13,517,215
3,240,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-1
4.375 11/01/44 3,272,011
9,890,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
3.000 10/01/39 8,711,704
10,175,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2.300 10/01/40 8,063,594
6,000,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2.300 10/01/40 4,754,945
21,935,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2.400 10/01/41 17,363,985
5,335,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 233
2.200 04/01/36 4,429,770
12,255,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2.450 10/01/41 9,795,116
5,240,000 (b) New York State Power Authority, General Revenue Bonds, Green
Series 2024A
5.000 11/15/33 6,252,654
3,245,000 (b) New York State Power Authority, General Revenue Bonds, Green
Series 2024A
5.000 11/15/35 3,895,729
3,250,000 (b) New York State Power Authority, General Revenue Bonds, Green
Series 2024A
5.000 11/15/36 3,877,007
4,950,000 (b) New York State Power Authority, General Revenue Bonds, Green
Series 2024A
5.000 11/15/37 5,875,299
1,190,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/30 1,191,728
910,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4.000 07/01/32 910,054
8,075,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4.000 07/01/33 8,075,328
8,585,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/34 8,597,255
18,530,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/41 18,530,017
2,690,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4.000 07/01/46 2,608,087
2,800,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 2,800,042
30,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 30,001,569
2,150,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 2,154,003
3,255,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.250 06/30/49 3,458,782
7,800,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/29 8,402,534
15,020,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
4.000 01/01/36 15,028,333
1,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 1,131,659

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
84
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 6,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Fifth Series 2014, (AMT)
5.000% 09/01/32 $ 6,006,962
6,400,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Seventh Series 2018, (AMT)
5.000 09/15/25 6,508,278
4,375,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/35 4,879,705
3,180,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/36 3,529,434
1,910,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/37 2,114,644
2,435,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/28 2,439,218
2,695,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/29 2,699,384
4,200,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/30 4,206,123
2,100,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/31 2,102,724
1,335,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/32 1,336,561
3,080,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/33 3,083,279
1,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000 06/01/32 1,099,249
2,275,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000 06/01/33 2,496,086
1,080,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bond Anticipation Notes, Series 2022B
5.000 12/16/24 1,084,002
5,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green
Climate Bond Certified Series 2023B
5.000 11/15/30 5,688,257
3,750,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
5.000 11/15/39 4,253,903
2,000,000 Troy Capital Resource Corporation, New York,  Revenue Bonds,
Rensselaer Polytechnic Institute, Refunding Series 2020A.
Forward Delivery
5.000 09/01/25 2,035,232
TOTAL NEW YORK 422,331,539
NORTH CAROLINA - 0.6%
2,395,000 Columbus County Industrial Facilities and Pollution Control
Financing Authority, North Carolina, Recovery Zone Facility
Bonds, International Paper Company Project, Refunding Series
2020A, (Mandatory Put 6/16/25)
1.375 05/01/34 2,351,970
1,145,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4.550 07/01/44 1,166,580
9,600,000 (b) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4.000 07/01/39 9,773,787
5,520,000 (b) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4.350 01/01/44 5,581,456
1,140,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4.000 07/01/39 1,158,865
3,110,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2.625 07/01/39 2,665,733
4,640,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2.800 01/01/40 3,980,285
12,735,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2.300 07/01/41 9,909,674

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 11,625,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Series 2015C
5.000% 01/01/29 $ 11,921,083
TOTAL NORTH CAROLINA 48,509,433
NORTH DAKOTA - 1.1%
3,505,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds, Refunding
Series 2024A
3.450 04/01/27 3,529,983
1,250,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4.000 05/01/26 1,258,855
1,320,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4.000 05/01/27 1,330,372
1,385,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4.000 05/01/28 1,396,336
5,690,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
5.000 12/01/32 5,993,791
5,920,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
5.000 12/01/33 6,224,339
2,675,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
5.000 12/01/34 2,805,653
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/33 441,785
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/36 421,172
3,440,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/46 2,424,051
9,685,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023B,
5.125 07/01/25 9,693,095
2,600,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C
3.200 07/01/39 2,363,580
2,450,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A
3.000 07/01/40 2,116,388
4,535,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B
2.350 07/01/40 3,636,084
6,900,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A
2.250 07/01/41 5,147,263
10,000,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2021B
2.450 07/01/41 8,009,411
5,240,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2024A
4.550 07/01/44 5,363,305
3,785,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/28 3,919,263
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/29 3,103,913
1,310,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/31 1,347,680
3,480,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/34 3,566,229
10,980,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/38 11,160,650
3,300,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/43 3,317,218
TOTAL NORTH DAKOTA 88,570,416
OHIO - 3.8%
2,760,000 American Municipal Power Inc., Ohio, Fremont Energy Center
Revenue Bonds, Refunding Series 2021A
5.000 02/15/33 3,087,301
4,465,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/27 4,643,021
6,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/28 7,153,478

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
86
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 22,145,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000% 06/01/29 $ 23,718,044
5,360,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/30 5,807,775
9,170,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/31 9,927,558
10,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/32 11,107,286
4,450,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/33 4,804,376
2,610,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/34 2,816,240
2,760,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/35 2,972,604
9,235,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/37 9,339,376
3,810,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/38 3,839,765
2,155,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/39 2,162,700
8,740,000 (e),(e) Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
3.000 06/01/48 6,793,200
3,855,000 (e),(e) Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/48 3,604,688
13,385,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 12,614,630
1,590,000 Cleveland, Ohio, Airport System Revenue Bonds, Refunding
Series 2016A - AGM Insured
5.000 01/01/28 1,598,199
2,230,000 Cleveland, Ohio, Airport System Revenue Bonds, Refunding
Series 2016A - AGM Insured
5.000 01/01/29 2,241,441
2,060,000 Cleveland, Ohio, Airport System Revenue Bonds, Refunding
Series 2016A - AGM Insured
5.000 01/01/30 2,069,579
1,810,000 Cleveland, Ohio, Airport System Revenue Bonds, Refunding
Series 2016A - AGM Insured
5.000 01/01/31 1,817,738
1,080,000 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding &
Improvement Series 2021
3.000 08/01/40 908,352
4,990,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5.000 02/15/27 4,992,441
7,000,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3.375 08/01/29 6,980,679
2,200,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2009A, (Mandatory Put 6/01/22)
4.750 06/01/33 2,367,182
4,850,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2005A, (AMT)
3.750 01/01/29 4,852,297

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 25,825,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2007A, (AMT), (Mandatory Put 10/01/29)
2.500% 08/01/40 $ 24,377,077
18,600,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2007B, (AMT), (Mandatory Put 10/01/29)
2.500 11/01/42 17,557,159
12,540,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2014B, (AMT), (Mandatory Put 10/01/29)
2.600 06/01/41 11,893,631
16,950,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dayton Power & Light Company Project, Refunding Collateralized
Series 2015A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/40 17,403,816
2,965,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dueke Energy Corporation Project, Refunding Series 2022A,
(AMT), (Mandatory Put 6/01/27)
4.250 11/01/39 3,020,031
340,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3.750 01/15/28 340,105
5,085,000 Ohio Higher Educational Facility Commission, Revenue
Bonds, Case Western Reserve University Project, Series 2019C,
(Mandatory Put 12/01/26)
1.625 12/01/34 4,896,214
1,815,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5.000 01/15/36 1,971,793
1,950,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
3.000 09/01/39 1,725,569
3,280,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2.750 09/01/40 2,816,404
1,390,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020B
2.250 09/01/40 1,058,187
3,605,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2.250 09/01/41 2,737,114
4,865,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2.450 09/01/41 3,891,125
1,335,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4.350 09/01/44 1,346,875
8,595,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4.500 09/01/44 8,753,590
7,885,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Refunding Series 2016A
5.000 01/15/41 8,002,695
15,555,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Variable Rate Series 2020B, (Mandatory Put 1/15/25)
5.000 01/15/50 15,621,001
5,625,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
5.000 02/15/27 5,954,668
3,525,000 Toledo-Lucas County Port Authority, Ohio, Development
Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder
Memorial Hospital Project, Series 2021F
2.250 11/15/36 2,886,937
1,055,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5.375 03/01/27 1,056,952
4,900,000 (d) Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert
Health Obligated Group Refunding Facilities Improvement Series
2020, (Pre-refunded 12/01/29)
6.125 12/01/49 5,585,127
11,700,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6.375 12/01/37 12,874,941
TOTAL OHIO 297,990,961

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
88
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA - 2.8%
$ 1,060,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Refunding Series 2020
4.000% 12/01/28 $ 1,111,996
1,775,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2.000 09/01/28 1,685,769
1,850,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2.000 09/01/29 1,728,742
1,800,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2.750 09/01/30 1,750,981
1,790,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2.750 09/01/31 1,708,811
7,830,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4.000 08/15/33 8,175,286
12,345,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4.000 08/15/34 12,837,850
1,585,000 Carter County Public Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Plainview Public Schools Project,
Series 2021A
4.000 12/01/35 1,667,269
10,000,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4.000 06/01/31 10,634,263
10,000,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2024
4.000 03/01/26 10,185,534
910,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/27 941,953
945,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/28 987,693
960,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/29 1,012,494
875,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/30 924,119
690,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/31 731,824
930,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/32 982,929
800,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/33 843,213
900,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/34 948,675
1,070,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/35 1,123,532
1,470,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A
5.000 12/01/28 1,584,799
1,410,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A
5.000 12/01/31 1,514,593

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 2,620,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public Schools
Project, Series 2016A
5.000% 09/01/29 $ 2,708,258
5,290,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public Schools
Project, Series 2016A
5.000 09/01/31 5,470,195
3,125,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
3.625 09/01/36 3,155,200
1,365,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools
Project, Series 2019
4.000 09/01/32 1,408,772
1,485,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools
Project, Series 2019
4.000 09/01/34 1,515,094
1,000,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools
Project, Series 2019
4.000 09/01/36 1,009,768
1,890,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Tuttle Public Schools Project,
Series 2019
4.000 09/01/32 1,950,607
1,705,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Tuttle Public Schools Project,
Series 2019
4.000 09/01/33 1,763,424
1,000,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Tuttle Public Schools Project,
Series 2019
4.000 09/01/34 1,031,202
2,490,000 Lincoln County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Stroud Public Schools Project, Series 2016
5.000 09/01/26 2,588,109
890,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4.000 12/01/33 937,063
920,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4.000 12/01/34 969,922
960,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4.000 12/01/35 1,006,689
1,280,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5.000 09/01/30 1,384,386
1,565,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5.000 09/01/34 1,696,084
6,140,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2021
2.000 03/01/25 6,090,768
9,265,000 Oklahoma County Independent School District 12 Edmond,
General Obligation Bonds, Combined Purpose Series 2023
3.000 03/01/25 9,253,855
5,000,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024A
1.250 07/01/26 4,883,305
590,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/28 621,516
9,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/33 9,911,044
8,230,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/38 8,500,701
3,795,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.250 08/15/43 3,924,747
2,470,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 2,551,112
4,975,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5.500 08/15/37 5,314,568
970,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2019A
3.000 09/01/39 854,620

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
90
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,240,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
3.000% 09/01/40 $ 1,087,138
1,505,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2014
5.000 09/01/25 1,528,092
745,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/29 777,482
440,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/30 459,324
985,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/31 1,025,325
7,800,000 Tulsa County Independent School District 001 Tulsa, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022A
2.000 03/01/27 7,611,301
1,540,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools Project,
Series 2020
2.000 09/01/27 1,484,109
1,605,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools Project,
Series 2020
2.000 09/01/28 1,524,315
1,670,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools Project,
Series 2020
2.000 09/01/29 1,560,540
3,150,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools Project,
Series 2020
2.000 09/01/30 2,885,344
3,840,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2016
5.000 09/01/25 3,846,889
10,755,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2016
5.000 09/01/26 10,770,666
5,650,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4.000 09/01/30 5,935,501
5,425,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4.000 09/01/31 5,708,776
6,220,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools Project,
Series 2015
5.000 09/01/25 6,343,754
9,880,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools Project,
Series 2015
5.000 09/01/26 10,093,097
2,580,000 Washington County Rural Water District 3, Oklahoma, Revenue
Bonds, Refunding & Capital improvement Series 2020
3.000 09/15/35 2,532,053
2,165,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5.000 03/01/29 2,344,716
2,000,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5.000 03/01/31 2,155,546
2,500,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5.000 03/01/33 2,688,363
TOTAL OKLAHOMA 215,945,665

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 0.7%
$ 5,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5.000% 06/15/36 $ 5,271,232
1,760,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/38 1,874,261
1,200,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5.000 06/15/40 1,257,433
1,665,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0.000 06/15/34 1,143,094
1,510,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0.000 06/15/35 985,792
1,050,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0.000 06/15/37 621,888
2,050,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0.000 06/15/39 1,083,367
1,770,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Adventist Health System/West, Refunding
Variable Rate Series 2019, (Mandatory Put 3/01/25)
5.000 03/01/40 1,770,866
1,355,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding
Green Series 2021B-1
1.200 06/01/28 1,238,949
2,790,000 Multnomah-Clackamas Counties School District 10JT Greham-
Barlow, Oregon, General Obligation Bonds, Deferred interest
Series 2019A
0.000 06/15/38 1,621,420
1,000,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5.000 05/15/39 1,156,614
6,490,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-2, (Mandatory Put 2/01/32)
5.000 07/01/46 7,271,877
1,830,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2017D
3.450 01/01/38 1,749,335
2,870,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2018C
3.900 07/01/38 2,887,544
7,955,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2019A
2.650 07/01/39 6,847,040
7,420,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2.250 07/01/41 5,535,173
3,325,000 Oregon State, General Obligation Bonds, Veterans Welfare
Series 108 of 2021O
2.600 12/01/42 2,619,592
1,000,000 Oregon State, General Obligation Bonds, Veteran's Welfare
Series 112 Series 2024E
4.400 12/01/44 1,009,822
4,050,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5.000 07/01/38 4,426,779
5,000,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT)
5.000 07/01/33 5,516,328
1,925,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5.000 05/15/33 1,980,686
TOTAL OREGON 57,869,092
PENNSYLVANIA - 4.4%
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.000 01/01/28 1,056,477
1,400,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.000 01/01/29 1,501,242
2,500,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.000 01/01/30 2,711,108
1,000,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
5.000 04/01/36 1,050,934
10,085,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4.000 04/01/37 10,115,189

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
92
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 5,205,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4.000% 04/01/38 $ 5,194,840
9,090,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4.000 04/01/44 8,751,806
1,885,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5.000 05/01/28 1,956,847
2,127,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6.000 06/30/34 2,312,738
29,961,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5.000 06/30/39 29,701,250
14,973,000 (g) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0.000 06/30/44 9,546,174
107,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-2
6.000 06/30/34 116,344
4,463,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 4,568,105
227,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024B-1
8.000 06/30/34 226,999
1,000,000 Capital Region Water, Pennsylvania, Water Revenue Bonds,
Series 2018
5.000 07/15/27 1,065,796
5,190,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2.450 12/01/39 4,759,154
32,715,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4.000 06/01/39 32,964,318
5,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series 2020B,
(Mandatory Put 2/15/27)
5.000 04/01/43 5,203,597
3,825,000 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A
4.000 07/01/49 3,607,383
10,430,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016A
3.000 09/01/29 10,425,968
16,805,000 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2.450 12/01/39 15,430,702
1,000,000 North Allegheny School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019
4.000 05/01/44 1,006,514
3,160,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5.000 12/31/34 3,226,179
1,250,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2009, (Mandatory Put 12/01/26)
0.950 12/01/33 1,163,497
5,000,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2017A, (AMT), (Mandatory Put 8/01/25)
4.250 08/01/37 5,005,844
10,890,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5.000 05/01/42 8,773,469
1,135,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
3.000 07/15/39 942,282
5,215,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-119
3.500 10/01/36 5,195,218
19,900,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3.100 10/01/36 18,702,846
8,985,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121
3.100 10/01/36 8,444,476
6,615,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128B
3.500 10/01/34 6,619,859

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 4,880,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3.000% 10/01/39 $ 4,349,203
3,355,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2.125 10/01/35 2,803,318
10,150,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2.350 10/01/40 8,055,454
15,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2.450 10/01/41 11,989,126
4,800,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4.000 10/01/37 4,850,818
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4.600 10/01/44 1,022,916
2,110,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4.500 12/01/34 2,160,318
5,000,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4.750 12/01/37 5,151,382
16,220,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6.375 12/01/38 17,766,723
2,910,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5.000 06/01/29 3,012,593
22,155,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5.000 06/01/35 22,814,858
3,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5.000 12/01/29 3,190,773
3,280,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5.000 12/01/31 3,470,953
5,450,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Series 2016A
5.000 12/01/36 5,651,777
3,680,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5.000 12/01/31 3,894,240
2,265,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5.000 12/01/32 2,392,301
2,110,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
4.000 12/01/36 2,153,227
1,105,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2016A-1
5.000 12/01/28 1,148,641
3,110,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2017A-1
5.000 12/01/36 3,296,741
7,445,000 Philadelphia Authority For Industrial Development, Pennsylvania,
City Agreement Revenue Bonds, Cultural and Commercial
Corridors Program, Refunding Series 2016A
5.000 12/01/29 7,610,304
1,835,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
5.000 05/01/31 1,693,988
2,060,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
5.000 05/01/33 1,854,011
1,165,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
5.000 05/01/34 1,036,375
1,855,000 (h) Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds,
Guthrie Healthcare System, Series 2007 (TSFR3M*0.67% +
0.780%)
4.344 12/01/24 1,854,597
865,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3.375 06/01/26 839,930
1,795,000 Southcentral Pennsylvania General Authority, Revenue Bonds,
Hanover Hospital Inc., Series 2013
5.000 12/01/24 1,796,446
3,120,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3.375 11/01/36 2,827,562
TOTAL PENNSYLVANIA 340,035,730

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
94
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 3.3%
$ 19,655,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000% 07/01/30 $ 20,831,682
22,060,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/35 23,169,267
350,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
5.000 07/01/33 371,073
5,575,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4.000 07/01/42 5,353,428
23,312,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/27 21,092,698
27,271,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/29 22,861,197
61,916,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/31 47,847,013
19,279,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 13,675,724
2,742,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 2,747,412
11,583,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.550 07/01/40 11,648,575
11,847,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 4,020,721
12,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/51 2,960
1,087,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.750 07/01/53 1,090,346
3,445,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 3,480,672
4,743,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2018B-1
4.500 07/01/34 4,752,361
13,043,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 13,036,568
9,578,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 9,573,277
76,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 76,203
10,138,707 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.375 07/01/25 10,199,128
7,841,454 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 8,190,189
16,653,234 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 17,993,208
1,319,507 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 1,468,402
8,380,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 5,699,107
2,801,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 2,806,352
3,204,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/35 3,200,827
709,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 704,460
TOTAL PUERTO RICO 255,892,850
RHODE ISLAND - 0.9%
1,275,000 Rhode Island Health and Educational Building Corporation,
Educational Institution Revenue Bonds, St. George's School,
Series 2021
5.000 10/01/28 1,391,937
1,885,000 Rhode Island Health and Educational Building Corporation,
Educational Institution Revenue Bonds, St. George's School,
Series 2021
4.000 10/01/46 1,851,157
2,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5.000 09/01/36 2,012,504

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
RHODE ISLAND (continued)
$ 1,360,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2021D - BAM Insured
5.000% 05/15/27 $ 1,445,942
2,595,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
3.000 10/01/39 2,285,831
2,420,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71
3.000 10/01/39 2,131,681
13,950,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2.250 10/01/41 10,377,393
10,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2.300 10/01/40 7,924,908
4,550,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2.550 10/01/40 3,778,298
4,000,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 83-A
4.600 10/01/44 4,091,664
137,445,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0.000 06/01/52 25,379,480
4,700,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4.500 06/01/45 4,717,845
TOTAL RHODE ISLAND 67,388,640
SOUTH CAROLINA - 1.2%
10,000,000 Greenville County School District, South Carolina, General
Obligation Bonds, Series 2024B
5.000 06/24/25 10,142,448
5,780,000 Greenville Hospital System Board of Trustees, South Carolina,
Hospital Revenue Bonds, Series 2014B
5.000 05/01/34 5,782,744
1,055,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series 2016
5.000 11/01/34 1,080,804
1,170,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series 2016
5.000 11/01/35 1,197,267
6,400,000 Patriots Energy Group Financing Agency, South Carolina, Gas
Supply Revenue Bonds, Series 2023A-1, (Mandatory Put 8/01/31)
5.250 10/01/54 6,953,337
1,000,000 Patriots Energy Group, South Carolina, Gas System Revenue
Bonds, Improvement and Refunding Series 2021A
2.250 06/01/41 729,979
2,700,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2.900 07/01/39 2,354,070
5,735,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2.150 07/01/40 4,291,411
17,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
2.050 07/01/41 12,771,158
2,000,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024A
4.500 07/01/44 2,035,112
5,500,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4.375 07/01/44 5,547,240
1,910,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student Housing
LLC - Francis Marion University Project, Series 2014A
5.000 08/01/27 1,911,797
3,925,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student Housing
LLC - Francis Marion University Project, Series 2014A
5.000 08/01/32 3,926,664
3,240,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A
5.000 12/01/31 3,269,974
4,595,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A
5.000 12/01/31 5,101,655
7,885,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5.000 12/01/29 8,105,726
4,325,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5.000 12/01/31 4,432,772
2,200,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5.000 12/01/37 2,244,678
4,000,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2024B - AGM Insured
5.000 12/01/42 4,456,256

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
96
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 10,000,000 South Carolina Transportation Infrastructure Bank, Revenue
Bonds, Refunding Series 2017A
5.000% 10/01/39 $ 10,506,832
TOTAL SOUTH CAROLINA 96,841,924
SOUTH DAKOTA - 0.4%
200,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2.000 08/01/26 195,736
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2.000 08/01/27 387,384
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2.000 08/01/29 375,423
1,545,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
5.000 09/01/27 1,627,260
2,410,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5.000 09/01/31 2,533,859
3,925,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A
2.100 11/01/41 2,828,569
7,215,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B
2.050 11/01/41 5,145,342
3,500,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024A
4.450 11/01/44 3,546,011
12,805,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024C
4.500 11/01/44 13,009,209
3,205,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Social Series 2023A
4.150 11/01/38 3,296,240
TOTAL SOUTH DAKOTA 32,945,033
TENNESSEE - 1.1%
1,600,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5.000 08/01/26 1,665,572
1,890,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5.000 08/01/28 2,045,715
2,895,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
3.375 04/01/26 2,888,717
3,250,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5.000 04/01/29 3,357,776
2,605,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5.000 04/01/30 2,684,269
2,810,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5.000 04/01/31 2,886,115
5,055,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2016A
5.000 07/01/40 5,150,426
4,435,000 Murfreesboro, Tennessee, General Obligation Bonds, Series
2021
3.000 06/01/30 4,457,539
15,760,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4.000 12/01/51 16,039,965
4,095,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5.500 10/01/53 4,469,392
410,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3.950 07/01/35 410,070
3,255,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-3
3.750 07/01/38 3,240,109
6,335,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-4
3.900 07/01/38 6,379,910
5,765,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3.750 07/01/39 5,744,518
6,190,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
3.000 07/01/39 5,454,393

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 2,440,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-3
2.600% 07/01/39 $ 2,082,726
3,930,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-4
2.900 07/01/39 3,401,707
3,915,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2.250 07/01/41 2,925,350
7,135,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2.250 07/01/41 5,322,569
5,340,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2.300 07/01/41 4,155,293
105,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A
4.500 07/01/44 106,617
500,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-2A
4.450 07/01/44 508,066
2,500,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2018, (Mandatory Put 11/01/25)
4.000 11/01/49 2,514,181
TOTAL TENNESSEE 87,890,995
TEXAS - 7.9%
2,610,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/28 2,666,804
2,840,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/30 2,897,472
1,600,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/32 1,625,738
20,000,000 (b) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5.000 08/15/40 23,028,744
8,460,000 Board of Regents of the University of Texas, Permanent University
Fund Bonds, Series 2024A
5.000 07/01/38 9,855,427
9,025,000 Board of Regents of the University of Texas, Permanent University
Fund Bonds, Series 2024A
5.000 07/01/39 10,437,977
5,000,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5.000 01/01/27 5,113,855
1,950,000 (d) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/32 1,979,828
1,525,000 (d) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/33 1,548,327
1,165,000 (d) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/34 1,182,821
1,145,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5.000 09/01/32 1,228,482
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5.000 09/01/34 1,072,220
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5.000 09/01/35 1,070,990
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5.000 09/01/36 1,068,284
3,240,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5.000 02/15/36 3,731,041
1,225,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5.000 02/15/37 1,401,936
5,985,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2015
4.000 02/15/35 5,992,063
2,855,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/24 2,857,617
8,570,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/26 8,911,889
9,070,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/27 9,576,903

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
98
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 10,000,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5.000% 02/15/27 $ 10,571,838
5,900,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2016A
5.000 10/01/41 6,056,746
2,775,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 2,775,849
4,000,000 Grand Prairie Independent School District, Dallas County, Texas,
General Obligation Bonds, Refunding Series 2015
4.000 02/15/31 4,011,476
5,215,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Refunding Series 2020A
4.125 07/01/26 5,347,986
4,025,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Refunding Series 2020A
3.950 07/01/27 4,154,011
3,060,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Refunding Series 2020A
3.750 07/01/28 3,167,079
3,650,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022B, (Mandatory Put 12/01/28)
5.000 06/01/50 3,953,518
8,960,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2024C, (Mandatory Put 7/01/29)
5.000 07/01/54 9,787,025
6,235,000 (d) Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare
System, Series 2014A, (Pre-refunded 12/01/24)
5.000 12/01/29 6,249,915
1,000,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series
2019A
4.000 10/01/35 1,014,647
4,795,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A - AGM Insured
5.000 11/15/24 4,802,757
4,600,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A - AGM Insured
5.000 11/15/25 4,611,468
3,745,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A - AGM Insured
5.000 11/15/26 3,753,594
12,050,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A - AGM Insured
5.000 11/15/27 12,076,938
17,935,000 Houston Higher Education Finance Corporation, Texas, Revenue
Bonds, Rice University, Series 2024
5.000 05/15/34 21,427,063
11,815,000 Houston Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Schoolhouse Series 2016A
4.000 02/15/34 11,916,545
6,995,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.000 07/01/28 7,451,460
11,005,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.000 07/01/30 12,012,349
11,535,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.000 07/01/32 12,804,274
2,440,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Refunding Series 2014,
(AMT)
5.000 07/01/29 2,441,113
1,740,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Series 2021B-1, (AMT)
4.000 07/15/41 1,712,940
12,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2014D
5.000 11/15/39 12,020,792
3,085,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5.000 11/15/32 3,335,894
2,615,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5.000 11/15/33 2,823,347
8,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5.000 03/01/41 9,522,486
7,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5.000 03/01/42 8,365,977

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,325,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5.000% 09/01/31 $ 1,326,909
1,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2021
3.000 09/01/33 961,930
2,500,000 Hurst-Euless-Bedford Independent School District, Tarrant
County, Texas, General Obligation Bonds, School Building Series
2024
5.000 08/15/26 2,620,967
3,800,000 Klein Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2015A
4.000 08/01/32 3,820,004
1,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/26 1,021,042
2,025,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/27 2,062,693
1,570,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/28 1,598,234
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/29 2,035,431
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/30 2,033,180
4,070,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2021
5.000 05/15/27 4,327,193
4,500,000 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project,
Refunding Series 2001A
2.600 11/01/29 4,327,273
1,600,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5.000 12/01/25 1,604,784
2,720,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5.250 12/01/28 2,742,596
6,205,000 Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024
5.000 02/15/26 6,405,547
2,700,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 2,712,536
10,000,000 Mission Economic Development Corporation, Texas, Solid Waste
Disposal Revenue Bonds, Waste Management Inc. Project, Series
2023A, (AMT), (Mandatory Put 7/01/27)
4.250 06/01/48 10,066,017
3,860,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7.000 09/01/43 4,792,747
9,190,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6.750 09/01/45 11,463,192
5,355,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2023A
5.000 01/01/27 5,653,848
4,000,000 (b) North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2024A
5.000 01/01/41 4,506,642
3,750,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2008D - AGC Insured
0.000 01/01/38 2,351,038
5,000,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2019A
3.000 01/01/35 4,876,835
5,950,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2020A
4.000 01/01/37 6,060,186
7,500,000 (b) North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2024B
5.000 01/01/32 8,541,472
2,835,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A
5.000 01/01/38 2,845,365
5,280,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Series 2015
4.000 02/15/34 5,290,300
1,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2020, (AMT)
3.625 01/01/35 938,137

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
100
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 6,865,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.750% 01/01/36 $ 5,906,811
13,675,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.875 01/01/41 11,160,038
1,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
3.000 01/01/50 734,612
2,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5.000 01/01/39 2,093,346
1,265,000 Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021
5.000 10/01/26 1,328,320
2,315,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021A
2.000 08/15/43 1,538,127
1,180,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2.000 08/15/43 784,013
1,520,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2.000 08/15/46 940,873
5,000,000 San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2015B
4.000 05/15/35 5,012,477
13,980,000 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2024C
4.450 01/01/44 14,166,597
3,535,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2018A
4.125 09/01/38 3,578,514
4,835,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2.050 09/01/41 3,455,617
18,700,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas
Supply Revenue Bonds, Series 2023A, (Mandatory Put 1/01/30)
5.500 01/01/54 20,370,798
15,850,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas
Supply Revenue Bonds, Series 2023B, (Mandatory Put 1/01/34)
5.500 01/01/54 18,036,791
12,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Refunding Senior Lien Series 2019A
4.000 12/31/37 12,161,222
3,940,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Refunding Senior Lien Series 2019A
4.000 12/31/38 3,986,428
10,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5.000 06/30/58 10,240,952
1,600,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/32 1,658,759
2,800,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/33 2,895,644
1,600,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/35 1,646,002
5,790,000 Texas State, General Obligation Bonds, College Student Loan
Series 2023A, (AMT)
5.000 08/01/36 6,413,661
6,665,000 (b) Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5.000 10/01/32 7,800,122
10,000,000 Texas State, General Obligation Bonds, Transportation
Commission Highway Improvement, Series 2016A
5.000 04/01/35 10,289,003
5,000,000 Texas State, General Obligation Bonds, Transportation
Commission Mobility Fund, Refunding Series 2014A
4.000 10/01/34 5,007,912
13,875,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C
5.000 08/15/34 13,894,833
12,000,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2024C
5.000 08/15/38 13,639,367
6,000,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5.000 04/01/26 6,226,258

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,590,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5.000% 04/01/28 $ 6,079,369
8,000,000 Texas Transportation Commission, Highway Fund Revenue
Bonds, Refunding First Tier Series 2024
5.000 10/01/32 9,331,090
1,125,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0.000 08/01/35 722,184
1,590,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0.000 08/01/36 969,266
2,070,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0.000 08/01/37 1,195,607
1,100,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0.000 08/01/39 565,582
3,740,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5.000 03/01/39 4,272,312
10,780,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5.000 03/01/40 12,241,388
TOTAL TEXAS 612,747,498
UTAH - 0.7%
1,055,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2021A
3.250 03/01/31 1,011,411
1,600,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2021A
3.500 03/01/36 1,485,299
1,300,000 (c) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5.750 03/01/42 1,307,734
1,790,000 (c) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited Tax
and Tax Allocation Revenue Bonds, Series 2021
4.125 06/01/36 1,560,127
3,900,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2021A, (AMT)
5.000 07/01/26 4,023,567
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2021A, (AMT)
5.000 07/01/31 5,503,835
1,405,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/30 1,533,608
9,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/31 9,906,904
10,640,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/33 11,911,569
2,700,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/35 2,982,844
1,120,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.250 07/01/36 1,261,087
1,125,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.250 07/01/37 1,262,594
6,660,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4.600 07/01/44 6,826,677
TOTAL UTAH 50,577,256
VERMONT - 0.1%
2,985,000 Vermont Economic Development Authority, Mortgage Revenue
Bonds, Wake Robin Corporation Project, Series 2021A
4.000 05/01/37 2,947,131
3,439,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2.450 11/01/41 2,746,708
3,465,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4.450 11/01/44 3,512,897
TOTAL VERMONT 9,206,736
VIRGINIA - 1.9%
7,310,000 Arlington County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Virginia Hospital Center, Series 2023A,
(Mandatory Put 7/01/31)
5.000 07/01/53 8,015,294
18,840,000 (c) Federal Home Loan Mortgage Corporation, Notes 3.150 01/15/36 17,661,257
19,619,716 Federal Home Loan Mortgage Corporation, Virginia, Multifamily
Variable Rate Certificates Relating to Municpal Securities Class A
Series 2019M-053
2.550 06/15/35 17,515,297

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
102
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 5,000,000 (d) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Bond Anticipation Notes, Series 2021A, (ETM)
5.000% 07/01/26 $ 5,214,939
870,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4.000 12/01/35 868,408
2,010,000 Louisa Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company,
Refunding Series 2008B, (Mandatory Put 9/02/25)
0.750 11/01/35 1,934,832
1,000,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
3.125 06/15/31 992,651
710,000 (c) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5.000 07/01/45 641,899
2,810,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4.400 10/01/44 2,863,195
1,500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4.450 07/01/45 1,519,575
7,505,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2020B
2.200 03/01/40 5,737,191
10,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2023D
3.450 08/01/28 10,001,858
13,045,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/49 13,281,767
12,375,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/56 12,551,535
5,480,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 07/01/32 5,934,951
4,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 01/01/34 4,315,861
4,890,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 07/01/36 5,235,823
3,330,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 07/01/37 3,555,549
4,540,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 01/01/38 4,839,191
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 12/31/47 2,124,868
3,190,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 12/31/52 3,358,950
5,250,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4.000 01/01/31 5,338,181
7,250,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4.000 07/01/34 7,315,900
2,550,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4.000 01/01/35 2,569,527
5,750,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4.000 07/01/35 5,784,528

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 1,330,000 Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2010A, (Mandatory Put 5/28/27)
3.800% 11/01/40 $ 1,363,690
TOTAL VIRGINIA 150,536,717
WASHINGTON - 3.2%
3,725,000 Energy Northwest, Washington, Electric Revenue Bonds,
Columbia Generating Station, Refunding Series 2024A
5.000 07/01/38 4,342,839
2,725,000 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear
Project 1, Refunding Series 2024B
5.000 07/01/26 2,845,963
8,955,000 King County, Washington, Sewer Revenue Bonds, Refunding
Junior Lien Series 2020B, (Mandatory Put 1/01/26)
0.875 01/01/42 8,693,568
7,850,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5.000 05/01/31 8,157,648
8,800,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5.000 05/01/31 9,142,668
5,300,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5.000 04/01/29 5,696,643
9,685,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Private Activity Series 2022B, (AMT)
5.000 08/01/30 10,551,530
3,040,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2016
5.000 02/01/29 3,125,752
2,740,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5.000 08/01/32 3,000,611
2,340,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5.000 12/01/37 2,355,170
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
5.000 08/01/28 2,164,778
8,335,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/25)
5.000 08/01/49 8,376,895
2,730,000 (d) Washington Health Care Facilities Authority, Revenue Bonds,
Fred Hutchinson Cancer Research Center, Series 2015, (Pre-
refunded 7/01/25)
5.000 01/01/26 2,770,739
1,285,000 (d) Washington Health Care Facilities Authority, Revenue Bonds,
Fred Hutchinson Cancer Research Center, Series 2015, (Pre-
refunded 7/01/25)
5.000 01/01/27 1,304,176
5,930,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015A
5.000 08/15/40 5,945,647
5,875,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B
5.000 08/15/35 5,934,168
14,085,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5.000 10/01/33 14,087,635
6,115,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/30 6,497,231
1,715,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/31 1,817,625
6,140,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/32 6,496,094
5,120,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/29 5,322,604
2,250,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/31 2,324,632
2,755,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/34 2,830,505
6,015,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/36 6,150,180
4,375,000 (c) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Eliseo Project, Refunding Ser
2021B-1. TEMPS-80. TAX-EXEMPT MANDATORY PAYDOWN
SECURITIES-80
2.500 07/01/28 4,063,108
6,900,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2.200 06/01/41 5,101,098

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
104
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 5,580,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2.400% 12/01/41 $ 4,410,522
39,657,728 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-1
Class A
3.500 12/20/35 37,918,467
5,320,000 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
4.084 03/20/40 5,290,542
5,000,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel
Tax & Vehicle Related Fees Refunding Series R-2022D
4.000 07/01/28 5,283,201
11,035,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel
Tax & Vehicle Related Fees Refunding Series R-2023B
5.000 07/01/42 12,390,723
9,425,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel
Tax & Vehicle Related Fees, Refunding Series R-2024C
5.000 08/01/27 10,113,847
5,225,000 Washington State, General Obligation Bonds, Refunding Various
Purpose Series R-2018D
5.000 08/01/27 5,609,857
5,000,000 Washington State, General Obligation Bonds, Refunding Various
Purpose Series R-2023A
5.000 08/01/27 5,368,285
6,590,000 Washington State, General Obligation Bonds, Various Purpose
Group 1 Series 2024C
5.000 02/01/26 6,816,271
6,750,000 Washington State, General Obligation Bonds, Various Purpose
Series 2021A
5.000 08/01/44 7,309,393
4,000,000 Washington State, General Obligation Bonds, Various Purpose
Series 2023A
5.000 08/01/45 4,404,836
4,975,000 Whidbey Island Public Hospital District, Island County,
Washington, General Obligation Bonds, Whidbey General
Hospital, Series 2013
5.500 12/01/33 4,760,571
TOTAL WASHINGTON 248,776,022
WEST VIRGINIA - 0.2%
5,000,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Series 2011A, (AMT), (Mandatory Put 9/01/25)
1.000 01/01/41 4,842,176
1,365,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5.000 09/01/25 1,366,545
3,240,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2023D
4.300 11/01/38 3,302,552
1,710,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4.400 11/01/44 1,730,366
1,945,000 (b) West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
3.900 11/01/39 1,966,538
2,900,000 (b) West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
4.300 11/01/44 2,910,173
TOTAL WEST VIRGINIA 16,118,350
WISCONSIN - 2.1%
6,780,000 Central Brown County Water Authority, Wisconsin, Water System
Revenue Bonds, Refunding Series 2024A
5.000 11/01/33 7,869,194
4,455,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2.000 03/01/26 4,373,136
4,555,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2.000 03/01/27 4,414,054
4,320,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024-N1 - AGM Insured
5.000 04/01/30 4,786,444
10,000,000 Public Finance Authority of Wisconsin, Lease Development
Revenue Bonds, KU Campus Development Corporation-Central
District Development Project, Series 2016
5.000 03/01/41 10,190,245
25,400,000 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.500 12/01/37 26,064,525
4,495,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
(Mandatory Put 10/01/26)
3.300 10/01/46 4,507,014

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 8,455,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
(Mandatory Put 10/01/30)
3.700% 10/01/46 $ 8,551,115
115,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
3.000 04/01/25 114,375
15,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, (ETM)
3.000 04/01/25 14,997
16,805,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-1
2.625 11/01/25 16,572,567
7,815,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2.875 05/01/27 7,589,883
2,500,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2017A-3, (Mandatory Put 11/01/24)
4.250 09/01/27 2,499,478
2,380,000 (c) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
4.000 06/15/28 2,383,777
4,170,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.050 11/01/30 4,174,320
9,085,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.300 11/01/30 9,128,918
1,080,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5.000 12/01/26 1,081,235
4,115,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5.000 12/01/27 4,119,865
7,750,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018 B-1,
(Mandatory Put 7/01/27)
5.000 08/15/54 8,033,134
2,610,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5.000 02/15/47 2,622,038
3,230,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4.000 10/01/41 2,835,985
2,120,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series
2021A
4.000 10/15/34 2,200,713
1,455,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series
2021A
4.000 10/15/35 1,501,790
5,490,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series
2020B-2, (Mandatory Put 2/15/27)
5.000 02/15/51 5,646,621
1,470,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4.000 01/01/37 1,439,235
3,915,000 (d) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group,
Refunding Series 2015, (Pre-refunded 11/12/24)
5.000 08/15/39 3,921,737
1,950,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A
5.000 11/01/39 1,976,102
1,355,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2015
5.000 12/15/25 1,360,108
2,750,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3.000 11/01/39 2,451,509
1,650,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2021C
2.500 11/01/41 1,269,784
2,555,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put 5/01/27)
3.875 11/01/54 2,579,970
4,760,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-1
5.000 05/01/32 5,553,757
TOTAL WISCONSIN 161,827,625

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
106
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WYOMING - 1.1%
$ 16,300,000 Campbell County, Wyoming Solid Waste Facilities Revenue
Bonds, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series 2019A
3.625% 07/15/39 $ 15,434,317
960,000 Casper Community College District, Natrona County, Wyoming,
Revenue Bonds, Refunding Series 2021
4.000 04/15/37 995,167
1,000,000 Casper Community College District, Natrona County, Wyoming,
Revenue Bonds, Refunding Series 2021
4.000 04/15/38 1,030,242
800,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5.000 06/01/33 912,210
1,415,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5.000 06/01/34 1,609,784
8,730,000 Sweetwater County 2023 Specific Purpose Joint Powers Board,
Wyoming, Sales and Use Excise Tax Revenue Bonds, Series 2023
5.000 06/15/27 9,261,405
28,275,000 (e),(e) Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1.700 07/15/26 27,372,459
4,215,000 University of Wyoming, Facilities Revenue Bonds, Supplemental
Coverage Program, Refunding Series 2021A
5.000 06/01/26 4,379,975
2,790,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2015 Series 6
3.900 12/01/34 2,790,666
6,500,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2019 Series 3
2.650 12/01/39 5,579,015
3,250,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 1
3.000 12/01/40 2,797,643
6,675,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 2
2.250 12/01/40 5,067,068
6,000,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2021 Series 3
2.250 12/01/41 4,454,855
2,700,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2023 Series 1
4.200 12/01/38 2,793,490
TOTAL WYOMING 84,478,296
TOTAL MUNICIPAL BONDS
(Cost $7,624,045,144) 7,473,261,551
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
– MORTGAGE-BACKED SECURITIES - 0.5% –
3,498,891 (c) Federal Home Loan Mortgage Corporation, Multifamily Variable
Rate Certificates Guaranteed Structured Pass Through Class A
Series 2024ML-023, 2024 ML23
4.700 04/25/42 3,835,058
13,151,913 Federal Home Loan Mortgage Corporation, Notes, 2023
23-ML15
4.140 01/25/40 13,568,818
4,660,820 Federal Home Loan Mortgage Corporation, Notes, 2022 M068 3.150 10/15/36 4,273,819
4,698,323 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series
2021, 2021 21-ML08
1.877 07/25/37 3,893,796
7,973,832 Freddie Mac Multi-Family ML Certificates, Series ML 10, Series
2021, 2021 ML10
2.032 01/25/38 6,447,668
4,740,232 Freddie Mac Multi-Family ML Certificates, Series ML 22 Class
A-US, Series 2024, 2024 24-ML22
4.683 10/25/40 5,165,525
2,961,087 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3.875 01/20/38 2,920,432
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $42,255,858) 40,105,116
TOTAL LONG-TERM INVESTMENTS
(Cost $7,666,301,002) 7,513,366,667

(a)
Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b)
When-issued or delayed delivery security.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $457,965,487 or 6.0% of Total Investments.
(d)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e)
Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(f)
For fair value measurement disclosure purposes, investment classified as Level 3.
(g)
Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(h)
Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(i)
Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
Investment in Derivatives
Total Return Swaps – OTC Uncleared
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.5%
X 115,745,000 MUNICIPAL BONDS - 1.5% X 115,745,000
MICHIGAN - 0.6%
$ 28,000,000 (i) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2023I
3.250% 04/15/58 $ 28,000,000
16,125,000 (c),(i) Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Tender Option Bond Trust Series 2020-XM1159
4.100 11/15/31 16,125,000
TOTAL MICHIGAN 44,125,000
NATIONAL - 0.8%
21,400,000 (c),(i) Invesco Value Municipal Income Trust Variable Rate Munifund
Term Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE
PUTTERS / DRIVERS TR VAR STS CTFS 5027. Ticker Symbol - IIM,
(AMT)
4.500 10/09/24 21,400,000
41,220,000 (c),(i) Invesco Value Municipal Income Trust Variable Rate Munifund
Term Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE
PUTTERS / DRIVERS TR VAR STS CTFS 5028. Ticker Symbol -
VGM, (AMT)
4.500 10/09/24 41,220,000
TOTAL NATIONAL 62,620,000
WYOMING - 0.1%
9,000,000 (i) Wyoming Community Development Authority, Housing Revenue
Bonds, 2024 Series 2
3.150 06/01/48 9,000,000
TOTAL WYOMING 9,000,000
TOTAL MUNICIPAL BONDS
(Cost $115,745,000) 115,745,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $115,745,000) 115,745,000
TOTAL INVESTMENTS - 98.2%
(Cost $7,782,046,002 ) 7,629,111,667
OTHER ASSETS & LIABILITIES, NET -  1.8% 143,425,404
NET ASSETS - 100% $ 7,772,537,071
Fund Unrealized
Pay/ Underlying Pay/Receive Floating Payment Maturity Notional Appreciation
Counterparty Receive (j) Reference Units Floating Rate Rate Frequency Date Amount (Depreciation)
Toronto-Dominion Bank Pay TDCENRGY Index (k) (76,232) Receive SOFR minus 0.60% Maturity Date 3/9/26 $(9,923,226) $(2,030,619)
Toronto-Dominion Bank Pay TDCENRGY Index (k) (75,841) Receive SOFR minus 0.60% Maturity Date 3/9/26 (9,872,329) (2,405,098)
Toronto-Dominion Bank Pay TDCENRGY Index (k) (101,643) Receive SOFR minus 0.60% Maturity Date 3/9/26 (13,231,012) (3,275,045)
Toronto-Dominion Bank Pay TDCENRGY Index (k) (100,548) Receive SOFR minus 0.60% Maturity Date 3/9/26 (13,088,474) (3,312,163)
Toronto-Dominion Bank Pay TDCENRGY Index (k) (101,096) Receive SOFR minus 0.60% Maturity Date 3/9/26 (13,159,808) (3,528,852)
Toronto-Dominion Bank Pay TDCENRGY Index (k) (81,560) Receive SOFR minus 0.60% Maturity Date 3/9/26 (10,616,779) (2,863,146)
Total $(69,891,628) $(17,414,923)
Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(k) The following table represents the individual positions within each Toronto-Dominion Bank total return swaps:

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration
108
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (72,762) $(1,459,601) 14.7%
Brookfield Renewable Corp (5,446) (177,861) 1.8%
Clearway Energy Inc (1,422) (43,642) 0.4%
Constellation Energy Corp (11,310) (2,940,848) 29.6%
Innergex Renewable Energy Inc (3,313) (34,691) 0.3%
NextEra Energy Inc (4,908) (414,861) 4.2%
Northland Power Inc (6,675) (155,718) 1.6%
Public Service Enterprise Group Inc (16,623) (1,482,913) 14.9%
Vistra Corp (27,106) (3,213,091) 32.4%
Total $(9,923,226) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (72,389) $ (1,452,115) 14.7%
Brookfield Renewable Corp (5,418) (176,949) 1.8%
Clearway Energy Inc (1,415) (43,418) 0.4%
Constellation Energy Corp (11,252) (2,925,764) 29.6%
Innergex Renewable Energy Inc (3,296) (34,513) 0.3%
NextEra Energy Inc (4,883) (412,733) 4.2%
Northland Power Inc (6,640) (154,920) 1.6%
Public Service Enterprise Group Inc (16,537) (1,475,307) 14.9%
Vistra Corp (26,967) (3,196,611) 32.4%
Total $(9,872,329) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (97,016) $ (1,946,141) 14.7%
Brookfield Renewable Corp (7,261) (237,149) 1.8%
Clearway Energy Inc (1,897) (58,189) 0.4%
Constellation Energy Corp (15,080) (3,921,143) 29.6%
Innergex Renewable Energy Inc (4,418) (46,255) 0.3%
NextEra Energy Inc (6,544) (553,150) 4.2%
Northland Power Inc (8,899) (207,625) 1.6%
Public Service Enterprise Group Inc (22,164) (1,977,224) 14.9%
Vistra Corp (36,141) (4,284,136) 32.4%
Total $ (13,231,012) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (95,971) $ (1,925,176) 14.7%
Brookfield Renewable Corp (7,183) (234,594) 1.8%
Clearway Energy Inc (1,876) (57,562) 0.4%
Constellation Energy Corp (14,918) (3,878,901) 29.6%
Innergex Renewable Energy Inc (4,370) (45,757) 0.3%
NextEra Energy Inc (6,473) (547,191) 4.2%
Northland Power Inc (8,804) (205,388) 1.6%
Public Service Enterprise Group Inc (21,925) (1,955,923) 14.9%
Vistra Corp (35,752) (4,237,983) 32.4%
Total $(13,088,474) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (96,494) $(1,935,668) 14.7%
Brookfield Renewable Corp (7,222) (235,873) 1.8%
Clearway Energy Inc (1,886) (57,876) 0.4%
Constellation Energy Corp (14,999) (3,900,041) 29.6%
Innergex Renewable Energy Inc (4,394) (46,006) 0.3%
NextEra Energy Inc (6,509) (550,173) 4.2%
Northland Power Inc (8,852) (206,508) 1.6%
Public Service Enterprise Group Inc (22,044) (1,966,583) 14.9%
Vistra Corp (35,946) (4,261,081) 32.4%
Total $(13,159,808) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (77,847) $(1,561,616) 14.7%
Brookfield Renewable Corp (5,826) (190,292) 1.8%
Clearway Energy Inc (1,522) (46,692) 0.4%
Constellation Energy Corp (12,101) (3,146,389) 29.6%
Innergex Renewable Energy Inc (3,545) (37,116) 0.3%
NextEra Energy Inc (5,251) (443,857) 4.2%
Northland Power Inc (7,141) (166,602) 1.6%

Public Service Enterprise Group Inc (17,785) (1,586,556) 14.9%
Vistra Corp (29,000) (3,437,660) 32.4%
Total $ (10,616,779) 100%
AMT Alternative Minimum Tax
ETM Escrowed to maturity
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Portfolio of Investments September 30, 2024
Limited Term
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.3%
X 5,030,294,476 MUNICIPAL BONDS - 97.3% X 5,030,294,476
ALABAMA - 1.8%
$ 10,000,000 (a) Alabama Federal Aid Highway Finance Authority, Special
Obligation Revenue Bonds, Series 2016A, (Pre-refunded
9/01/26)
5.000% 09/01/35 $ 10,478,024
1,000,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024C
4.100 10/01/39 1,024,961
7,955,000 Alabama Public School and College Authority, Capital
Improvement Pool Revenue Bonds, Refunding Series 2020A
5.000 11/01/27 8,569,699
1,760,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)
4.000 12/01/49 1,770,313
7,500,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 7 Series 2021C-1, (Mandatory Put 12/01/26)
4.000 10/01/52 7,572,335
3,410,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4.000 12/01/52 3,438,102
5,800,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5.500 10/01/54 6,471,478
980,000 (a),(b) Cental Etowah County Solid Waste Disposal Authority, Alabama,
Tax-Exempt Solid Waste Disposal Revenue Bonds, Series 2020A,
(Pre-refunded 7/01/25), (AMT)
6.000 07/01/45 1,030,362
8,215,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4.000 12/01/50 8,263,298
11,755,000 Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/25)
1.000 06/01/34 11,533,623
1,000,000 (c) Selma Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, International Paper Company Project,
Refunding Series 2019A, (Mandatory Put 10/01/31)
1.000 11/01/33 1,008,061
7,500,000 Selma Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, International Paper Company Project,
Refunding Series 2020A, (Mandatory Put 6/16/25)
1.375 05/01/34 7,365,250
5,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5.000 08/01/54 5,436,846
9,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4.000 12/01/51 9,168,286
9,950,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5.000 05/01/53 10,518,469
TOTAL ALABAMA 93,649,107
ALASKA - 1.4%
1,020,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3.850 06/01/34 1,033,452
1,040,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3.850 12/01/34 1,052,870
1,380,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2016A-II
1.900 12/01/24 1,372,576
12,345,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020A-II
2.000 12/01/35 10,092,055
23,000,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020B-II
2.000 12/01/35 18,802,532
3,560,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II
2.150 12/01/36 2,897,162
8,110,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
Series 2022B-1
2.150 06/01/36 6,668,370
3,565,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5.000 01/01/26 3,596,208

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA (continued)
$ 5,145,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5.000% 04/01/27 $ 5,414,223
3,755,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5.000 04/01/28 4,027,515
5,575,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5.000 04/01/29 6,072,706
5,515,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2015
5.250 10/01/36 5,563,249
1,000,000 Alaska State, General Obligation Bonds, Refunding Series 2024B 5.000 08/01/28 1,093,068
1,675,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2023A
5.000 06/30/26 1,744,844
1,000,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5.000 06/01/25 1,008,103
1,775,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5.000 06/01/28 1,868,698
TOTAL ALASKA 72,307,631
ARIZONA - 1.2%
5,585,000 (a) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5.000 10/01/26 5,880,243
5,055,000 (a) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5.000 10/01/27 5,455,436
6,760,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4.100 12/01/37 6,845,094
1,940,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 1,966,048
11,000,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5.000 09/01/52 11,322,600
3,600,000 Chandler, Arizona, General Obligation Bonds, Series 2017 2.300 07/01/28 3,508,766
4,000,000 Coconino County, Arizona, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017B, (AMT),
(Mandatory Put 3/31/26)
4.125 09/01/32 4,017,343
5,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-1, (Mandatory Put
5/15/26)
5.000 01/01/53 5,148,621
4,500,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010A,
(Mandatory Put 10/01/26)
0.875 06/01/43 4,258,663
2,150,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010B,
(Mandatory Put 10/01/26)
0.875 06/01/43 2,034,694
6,225,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5.000 07/01/36 6,612,957
1,200,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5.000 07/01/26 1,250,535
3,715,000 Yavapai County Industrial Development Authority, Arizona, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Series
2002, (AMT)
1.300 06/01/27 3,406,175
TOTAL ARIZONA 61,707,175

Portfolio of Investments September 30, 2024
(continued)
Limited Term
112
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS - 0.4%
$ 9,295,000 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Capital
Improvement Series 2022
2.875% 11/01/32 $ 9,206,548
430,000 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds,
Refunding & Capital Improvement Series 2019A
2.000 11/01/29 429,458
2,195,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5.000 12/01/24 2,199,139
2,120,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Construction Series 2019
2.125 02/01/31 1,942,862
2,560,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3.000 02/01/27 2,560,785
530,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3.000 02/01/28 530,169
3,915,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3.000 02/01/29 3,915,916
TOTAL ARKANSAS 20,784,877
CALIFORNIA - 3.3%
17,400,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Term Rate Series 2018A, (Mandatory Put
4/01/26)
2.625 04/01/45 17,286,115
4,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5.250 01/01/54 4,323,941
3,530,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023F, (Mandatory Put
11/01/30)
5.500 10/01/54 3,951,508
5,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green SIFMA Index Rate Series 2022A-1,
(Mandatory Put 8/01/28)
4.000 05/01/53 5,121,617
805,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/25 813,582
2,030,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/27 2,126,018
2,915,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/28 3,102,427
8,835,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2016B-3, (Mandatory Put
10/01/25)
2.000 10/01/36 8,669,447
3,120,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C,
(Mandatory Put 10/01/25)
5.000 10/01/39 3,152,449
19,790,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3.000 12/31/30 18,950,035
1,700,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/25 1,705,598
2,000,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/26 2,039,276
1,500,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/27 1,560,104
9,300,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019A,
(AMT), (Mandatory Put 10/01/29)
2.400 10/01/44 8,942,061
1,575,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2022A,
(AMT), (Mandatory Put 10/01/25)
4.125 10/01/41 1,584,132
6,840,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3.625 07/01/27 6,854,569
6,020,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2015A-
1, (AMT)
3.375 07/01/25 6,021,781

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 6,700,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management, Inc. Project,
Refunding Series 2015B-1, (AMT)
3.000% 11/01/25 $ 6,676,549
2,000,000 California State, General Obligation Bonds, Various Purpose
Series 2024
5.000 08/01/31 2,312,733
5,600,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/29 5,615,500
1,000,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/27 1,027,211
1,070,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/26 1,108,220
350,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/27 368,213
6,000,000 Los Angeles Community College District, California, General
Obligation Bonds, Refunding Series 2024
5.000 08/01/27 6,491,758
1,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5.000 05/15/25 1,009,684
1,500,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5.000 05/15/26 1,546,767
2,250,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5.000 05/15/27 2,366,990
2,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5.000 05/15/28 2,141,987
2,835,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5.000 05/15/29 3,087,750
4,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Senior Lien Series
2018B, (AMT)
5.000 05/15/26 4,124,712
4,725,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT)
5.000 05/15/26 4,872,316
2,345,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2024A
5.000 07/01/26 2,455,690
7,000,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2024A
5.000 07/01/33 8,338,213
2,780,000 Sacramento Municipal Utility District, California, Electric Revenue
Bonds, Refunding Series 2023D, (Mandatory Put 10/15/30)
5.000 08/15/49 3,139,677
2,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5.000 07/01/28 2,146,632
2,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5.000 07/01/29 2,181,754
4,245,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5.000 05/01/36 4,499,647
3,475,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019H, (AMT)
5.000 05/01/28 3,719,256
3,000,000 University of California, General Revenue Bonds, Series 2023BM 5.000 05/15/28 3,303,023
TOTAL CALIFORNIA 168,738,942

Portfolio of Investments September 30, 2024
(continued)
Limited Term
114
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO - 2.1%
$ 2,900,000 Arapahoe County School District 5 Cherry Creek, Colorado,
General Obligation Bonds, Series 2012B
2.500% 12/15/28 $ 2,783,571
1,900,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5.000 11/15/59 2,094,925
7,610,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2014E
5.000 11/15/24 7,614,486
19,710,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, (Mandatory Put 8/01/25)
5.000 08/01/49 19,809,070
18,470,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)
5.000 08/01/49 18,877,958
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5.000 11/01/26 1,047,329
13,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, (Mandatory Put
8/15/28)
5.000 05/15/62 14,091,241
630,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
1.950 11/01/36 497,625
2,500,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
1.800 11/01/36 1,914,566
288,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited
Tax, Refunding Series 2017A
4.500 12/01/27 289,227
4,930,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 2,805,820
6,435,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/26 6,701,850
5,600,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/27 5,925,192
7,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.000 11/15/24 7,010,194
4,170,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5.000 12/01/26 4,342,937
1,290,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5.000 11/15/26 1,342,413
1,759,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
4.625 12/01/27 1,768,377
325,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/25 326,077
400,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/25 404,949
500,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
3.000 01/15/26 498,189
425,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/26 439,208
1,425,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/27 1,486,136
625,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/27 657,665
555,000 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A
3.000 12/01/25 549,799
415,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported District 2, Refunding &
Improvement Senior Series 2020A
3.375 12/01/30 402,849
805,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
4.125 12/01/31 745,563
6,600,000 University of Colorado, Enterprise System Revenue Bonds,
Refunding Series 2021C-4, (Mandatory Put 10/15/25)
2.000 06/01/51 6,505,813
TOTAL COLORADO 110,933,029

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 1.5%
$ 2,475,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2015A
5.000% 07/01/35 $ 3,030,598
6,715,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3.200 07/01/37 6,726,508
1,250,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/25 1,252,075
18,070,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Variable Rate Demand Obligations, Series
1999-U1, (Mandatory Put 2/11/25)
1.100 07/01/33 17,882,443
11,080,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2024B, (Mandatory
Put 7/01/29)
5.000 07/01/49 12,168,394
1,955,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
3.750 11/15/33 1,984,077
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2.600 11/15/34 4,448,016
3,525,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2.300 11/15/35 2,973,917
4,350,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-1
1.950 11/15/35 3,533,656
1,190,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-2, (AMT)
2.200 11/15/34 1,003,243
4,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021A-1
1.700 05/15/34 3,300,428
3,900,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2.000 11/15/36 3,102,655
12,115,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2.000 11/15/36 9,638,120
1,500,000 Connecticut State, General Obligation Bonds, Series 2022E 5.000 11/15/26 1,581,216
2,750,000 Connecticut State, General Obligation Bonds, Series 2024D 5.000 05/01/27 2,931,186
3,210,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 2022B
5.000 07/01/26 3,350,804
1,000,000 West Haven, Connecticut, General Obligation Bonds, Series
2012 - AGM Insured
5.000 08/01/25 1,001,455
TOTAL CONNECTICUT 79,908,791
DELAWARE - 1.0%
27,285,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/25)
1.250 10/01/45 26,564,575
9,000,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020B,
(Mandatory Put 10/01/25)
1.250 10/01/40 8,762,367
14,130,000 Delaware Economic Development Authority, Gas Facilities
Revenue Bonds, Delmarva Power & Light Company Project,
Refunding Series 2020, (Mandatory Put 7/01/25)
1.050 01/01/31 13,850,554
TOTAL DELAWARE 49,177,496
DISTRICT OF COLUMBIA - 2.1%
6,750,000 (c) District of Columbia, General Obligation Bonds, Refunding
Series 2024B
5.000 08/01/31 7,795,908
10,000,000 (c) District of Columbia, General Obligation Bonds, Refunding
Series 2024C
5.000 12/01/30 11,444,192
25,050,000 (d) District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2019C
5.000 10/01/25 25,649,875
3,700,000 District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2023C
5.000 10/01/32 4,327,241
3,500,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Forward Delivery Refunding Series 2020A,
(AMT)
5.000 10/01/32 3,794,564
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Forward Delivery Series 2020A,
(AMT)
5.000 10/01/31 5,434,379

Portfolio of Investments September 30, 2024
(continued)
Limited Term
116
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 10,525,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015B, (AMT)
5.000% 10/01/31 $ 10,674,913
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2016A, (AMT)
5.000 10/01/32 5,144,071
5,280,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, (AMT)
5.000 10/01/30 5,531,560
8,200,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, (AMT)
5.000 10/01/27 8,622,785
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2022A, (AMT)
5.000 10/01/28 3,202,121
6,540,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/33 7,259,972
3,880,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5.000 10/01/27 4,080,050
6,205,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5.000 10/01/28 6,623,054
TOTAL DISTRICT OF COLUMBIA 109,584,685
FLORIDA - 3.5%
4,185,000 Broward County, Florida, Airport System Revenue Bonds, Series
2015A, (AMT)
5.000 10/01/27 4,257,139
2,000,000 Broward County, Florida, Airport System Revenue Bonds, Series
2017, (AMT)
5.000 10/01/34 2,081,614
2,485,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 2,650,822
5,055,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/34 5,356,091
4,765,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/35 5,032,937
19,415,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/36 20,417,789
10,215,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/37 10,711,028
25,300,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 26,056,971
1,595,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
3.750 07/01/33 1,610,348
6,925,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
2.800 07/01/34 6,342,335
1,575,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
3.950 07/01/39 1,597,739
2,310,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-1
1.800 07/01/36 1,784,102
2,825,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
1.800 07/01/36 2,181,856
10,000,000 Florida State Board of Education, Public Education Capital Outlay
Bonds, Refunding Series 2015E
4.000 06/01/34 10,033,511
7,445,000 Fort Lauderdale, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2014
4.000 09/01/34 7,447,622
22,060,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT)
5.000 10/01/27 23,255,603
2,610,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Alternative Minimum Tax Refunding
Subordinate Lien Series 2022A, (AMT)
5.000 10/01/26 2,712,093
9,030,000 Lee County, Florida, Airport Revenue Bonds, Refunding Series
2021A, (AMT)
5.000 10/01/30 9,824,389

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,340,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000% 10/01/26 $ 2,446,383
2,095,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/27 2,211,027
3,110,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/28 3,269,287
2,690,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/29 2,824,624
5,005,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2014A, (AMT)
5.000 10/01/36 5,010,656
4,100,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2024A, (AMT)
5.000 10/01/28 4,384,182
2,170,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5.000 11/01/29 2,298,068
9,215,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5.000 11/01/30 9,729,761
5,500,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017
5.000 08/15/25 5,591,950
280,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2
6.610 05/01/40 279,621
305,000 (e) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3
6.610 05/01/40 3
TOTAL FLORIDA 181,399,551
GEORGIA - 1.7%
2,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/26 2,071,330
1,250,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/27 1,312,054
2,625,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/28 2,797,253
5,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/29 5,405,965
2,885,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2020A
2.750 12/01/35 2,554,923
2,750,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2021A
2.250 12/01/36 2,269,654
1,900,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2024A
4.100 12/01/39 1,948,619
5,055,000 Georgia State, General Obligation Bonds, Series 2017A 5.000 02/01/29 5,345,658
5,085,000 Georgia State, General Obligation Bonds, Series 2017A 5.000 02/01/31 5,348,573
12,390,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019B, (Mandatory Put 12/02/24)
4.000 08/01/49 12,392,654
10,060,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4.000 09/01/52 10,256,437
6,500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5.000 12/01/52 6,878,170
15,800,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 15,780,588
8,150,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5.000 07/01/53 8,827,300
3,500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5.000 12/01/53 3,813,607
1,035,000 Monroe County Development Authority, Georgia, Pollution
Control Revenue Bonds, Georgia Power Company - Scherer
Plant, Series 2009-2, (Mandatory Put 3/06/26)
3.875 10/01/48 1,049,729
TOTAL GEORGIA 88,052,514
GUAM - 0.0%
2,365,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5.000 10/01/24 2,365,000
TOTAL GUAM 2,365,000

Portfolio of Investments September 30, 2024
(continued)
Limited Term
118
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII - 0.4%
$ 4,900,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Refunding Series 2019
3.200% 07/01/39 $ 4,136,078
11,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Series 2017A, (AMT)
3.100 05/01/26 10,579,809
735,000 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries,
Special Purpose Revenue Bonds, Deparment of Budget and
Finance of the State of Hawaii, Series 2015, (AMT)
3.250 01/01/25 723,552
5,900,000 Honolulu City and County, Hawaii, General Obligation Bonds,
Refunding Series 2017D
5.000 09/01/30 6,301,017
TOTAL HAWAII 21,740,456
IDAHO - 0.7%
6,020,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/26 6,180,931
4,815,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/29 5,141,354
4,880,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/31 5,176,530
6,000,000 (c) Idaho State Building Authority, Sales Tax Revenue Education
Bonds, School Modernization Facilities Series 2024A
5.000 06/01/28 6,554,727
12,935,000 Nez Perce County, Idaho, Pollution Control Revenue Bonds,
Potlatch Corporation Project, Refunding Series 2016
2.750 10/01/24 12,935,000
TOTAL IDAHO 35,988,542
ILLINOIS - 5.3%
1,290,000 Adams County School District 172, Quincy, Illinois, General
Obligation Bonds, Series 2016 - AGM Insured
5.000 02/01/25 1,296,613
1,515,000 Adams County School District 172, Quincy, Illinois, General
Obligation Bonds, Series 2016 - AGM Insured
5.000 02/01/27 1,558,137
550,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0.000 01/01/26 526,545
780,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0.000 01/01/27 722,631
585,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0.000 01/01/28 523,345
19,250,000 (b) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B
6.750 12/01/30 21,116,871
3,300,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G
5.000 12/01/34 3,384,869
1,455,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A
0.000 12/01/26 1,345,137
13,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2015A
5.000 01/01/32 13,035,477
1,250,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2022C
5.000 01/01/25 1,254,287
5,975,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2022C
5.000 01/01/26 6,124,932
4,855,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2015B
5.000 01/01/34 4,873,436
2,510,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5.000 01/01/34 2,748,012
4,360,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/25 4,378,191
1,970,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/26 2,014,477
1,185,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/27 1,234,711
3,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/28 3,433,549
980,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0.000 12/15/26 914,215

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 20,000 (a) DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018, (ETM)
0.000% 12/15/26 $ 18,898
1,050,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0.000 12/15/27 948,223
8,080,000 Grundy, Kendall, and Will Counties Community Consolidated
School District 201, Minooka, Illinois, General Obligation Bonds,
Refunding School Series 2019
3.000 10/15/27 8,139,220
20,800,000 Illinois Development Finance Authority, Revenue Bonds, St
Vincent de Paul Center Project, Series 2000A, (Mandatory Put
3/03/26)
2.450 11/15/39 20,609,179
11,300,000 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project,
Series 2012, (Mandatory Put 11/01/26)
1.250 11/01/38 10,780,772
2,725,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1
4.000 11/01/30 2,757,919
1,225,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5.000 03/01/25 1,232,098
2,000,000 (a) Illinois Finance Authority, Revenue Bonds, Swedish Covenant
Hospital, Series 2016A, (ETM)
5.000 08/15/25 2,033,029
3,000,000 (a) Illinois Finance Authority, Revenue Bonds, Swedish Covenant
Hospital, Series 2016A, (ETM)
5.000 08/15/26 3,122,156
1,025,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, (Mandatory Put 8/15/27)
5.000 08/15/52 1,082,815
7,080,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, (Mandatory Put 8/15/25)
5.000 08/15/52 7,156,432
2,000,000 Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3.875 05/01/40 2,013,179
10,135,000 Illinois Housing Development Authority, Revenue Bonds, Green
Series 2021B
1.950 10/01/36 8,018,807
2,655,000 Illinois Municipal Electric Agency, Power Supply System Revenue
Bonds, Refunding Series 2015A
5.000 02/01/25 2,667,725
5,000,000 Illinois State, General Obligation Bonds, December Series 2017A 5.000 12/01/24 5,013,083
5,465,000 Illinois State, General Obligation Bonds, June Series 2016 5.000 06/01/28 5,646,486
1,455,000 Illinois State, General Obligation Bonds, May Refunding Series
2023D
5.000 07/01/25 1,476,487
4,335,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/24 4,340,759
7,140,000 Illinois State, General Obligation Bonds, November Series 2017D 3.250 11/01/26 7,155,742
7,040,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/26 7,361,292
17,275,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/27 18,418,659
5,760,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/28 6,120,316
5,000,000 Illinois State, General Obligation Bonds, November Series 2019B 5.000 11/01/30 5,477,900
10,610,000 Illinois State, General Obligation Bonds, October Series 2016 5.000 02/01/28 11,135,107
3,755,000 Illinois State, General Obligation Bonds, Refunding June Series
2022B
5.000 03/01/25 3,783,600
5,000,000 (c) Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/26 5,138,409
2,540,000 (c) Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/27 2,666,909
1,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5.000 12/01/32 1,025,626
4,415,000 Illinois, General Obligation Bonds, Illinois FIRST Program, Series
2001 - FGIC Insured
6.000 11/01/26 4,532,469
5,000,000 Joliet, Illinois, Waterworks and Sewer Revenue Bonds, Senior
Lien Anticipation Notes Series 2022
5.000 01/01/25 5,010,359
1,235,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/26 1,289,391
775,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/25 792,185

Portfolio of Investments September 30, 2024
(continued)
Limited Term
120
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,925,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000% 12/15/26 $ 2,009,193
360,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/27 382,786
1,945,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/28 2,057,706
650,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/30 684,885
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/33 1,029,991
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/36 1,017,325
1,895,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/40 1,907,640
2,010,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/44 2,019,304
325,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5.000 10/01/25 330,683
250,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5.000 10/01/26 259,335
6,245,000 (a) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (ETM)
5.000 06/01/25 6,329,920
1,000,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.300 03/01/25 999,542
1,258,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.450 03/01/26 1,263,937
1,218,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.600 03/01/28 1,232,822
8,240,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Series 2018C
5.000 01/01/28 8,834,511
2,725,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated Group,
Series 2017A
5.000 02/15/26 2,786,726
3,655,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated Group,
Series 2017A
5.000 02/15/27 3,803,932
TOTAL ILLINOIS 274,400,904
INDIANA - 3.4%
14,235,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0.950 12/01/38 13,817,231
4,500,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2021B
0.650 08/01/25 4,385,758
8,885,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Southern Indiana Gas & Electric Company, Refunding
Series 2013A, (AMT), (Mandatory Put 8/01/28)
4.000 03/01/38 8,950,195
21,115,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Southern Indiana Gas & Electric Company, Refunding
Series 2013A, (AMT), (Mandatory Put 8/01/28)
4.000 05/01/43 21,164,542
1,100,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Refunding Series
2021A
4.125 12/01/26 1,117,863
5,750,000 Indiana Finance Authority, Environmental Revenue Bonds, Duke
Energy Indiana, Inc. Project, Refunding Series 2009A-1, (AMT),
(Mandatory Put 6/01/27)
3.750 03/01/31 5,823,684
7,480,000 Indiana Finance Authority, Environmental Revenue Bonds, Duke
Energy Indiana, Inc. Project, Refunding Series 2009A-1, (AMT),
(Mandatory Put 6/01/32)
4.500 05/01/35 7,610,465

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 7,330,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-1, (Mandatory Put 7/01/28)
5.000% 10/01/62 $ 7,876,830
12,660,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Long Term Rate Series
2019B, (Mandatory Put 7/01/25)
2.250 12/01/58 12,522,619
8,025,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding Series 2011M,
(Mandatory Put 1/01/26)
0.700 12/01/46 7,772,716
1,515,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5.000 10/01/26 1,591,744
1,645,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5.000 10/01/27 1,769,359
1,250,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2015A
5.000 10/01/26 1,255,155
3,520,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Series 2020B-1
1.950 07/01/35 2,882,957
1,250,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Series 2021A
1.900 07/01/36 987,300
2,610,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social PAC Series 2021B
1.900 07/01/36 2,061,483
6,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5.000 01/01/27 6,241,077
10,925,000 Indianapolis, Indiana, Gas Utility Distribution System Revenue
Bonds, Refunding 2nd Lien Series 2017A
5.000 08/15/25 11,126,612
465,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/24 465,000
545,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/25 545,975
830,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/26 831,450
3,000,000 Rockport, Indiana, Pollution Control Revenue Bonds, AEP
Generating Company Project, Refunding Series 1995A
3.125 07/01/25 2,978,556
12,000,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2008D
0.750 04/01/25 11,797,805
13,020,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company, Series 2002A
2.750 06/01/25 12,940,665
8,500,000 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond
Anticipation Notes Series 2023
5.250 09/28/28 8,503,364
11,805,000 Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng Series
2019A, (AMT), (Mandatory Put 6/05/26)
5.000 12/01/44 12,090,527
5,745,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4.400 11/01/45 5,903,401
TOTAL INDIANA 175,014,333
IOWA - 0.4%
5,300,000 (a) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/32)
4.000 12/01/50 5,825,941
3,000,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Green Series 2021A
1.850 07/01/35 2,406,840
2,225,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Series 2019D
2.450 07/01/34 1,922,739
2,620,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Series 2020A
2.500 01/01/35 2,310,375
3,000,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2021B
2.000 07/01/36 2,406,582
1,955,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2021D
2.000 07/01/36 1,568,289

Portfolio of Investments September 30, 2024
(continued)
Limited Term
122
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA (continued)
$ 3,610,000 Iowa Finance Authority, State Revolving Fund Revenue Bonds,
Green Series 2024A
5.000% 08/01/34 $ 4,287,603
TOTAL IOWA 20,728,369
KANSAS - 0.6%
9,610,000 Bel Aire, Kansas, General Obligation Bonds, Temporary Notes
Series 2021B
0.375 12/01/24 9,531,341
8,500,000 Kansas Department of Transportation, Highway Revenue Bonds,
Refunding Series 2024A
5.000 09/01/27 9,137,081
10,360,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5.000 11/15/54 11,691,012
2,000,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5.000 11/15/54 2,168,933
TOTAL KANSAS 32,528,367
KENTUCKY - 2.8%
7,750,000 Boone County, Kentucky, Collateralized Pollution Control
Revenue Bonds, Duke Energy Kentucky, Refunding Series 2008A
3.700 08/01/27 7,816,344
6,050,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2004A, (AMT),
(Mandatory Put 9/01/26)
1.750 10/01/34 5,727,404
30,000,000 (d) Carroll County, Kentucky, Pollution Control Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2016A,
(Mandatory Put 9/01/26)
1.550 09/01/42 28,907,541
4,455,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding Series
2024A
5.000 09/01/26 4,664,541
4,200,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5.000 06/01/25 4,214,770
6,250,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 130, Series 2024B
5.000 11/01/25 6,407,148
2,250,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Projects, Refunding Series 2024A
5.000 07/01/27 2,405,263
4,200,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare, Inc., Series 2023B,
(Mandatory Put 10/01/29)
5.000 10/01/47 4,581,547
4,000,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2001A
0.900 09/01/26 3,818,197
8,000,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2001B, (AMT)
1.350 11/01/27 7,503,932
18,090,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2005A, (Mandatory Put 7/01/26)
1.750 02/01/35 17,654,941
3,565,000 Oldham County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Refunding Second Series 2016
4.000 09/01/27 3,698,508
1,350,000 Owen County, Kentucky, Water Facilities Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3.875 06/01/40 1,363,807
5,605,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 6,133,181
1,300,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2020A, (Mandatory Put 6/01/26)
4.000 12/01/50 1,312,738
2,950,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2022A-1, (Mandatory Put 8/01/30)
4.000 08/01/52 3,029,960
3,250,000 Rural Water Financing Agency, Kentucky, Construction Notes,
USDA Public Projects Series 2023A
3.900 11/01/25 3,250,403
3,075,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001A
0.625 09/01/26 2,911,684
10,200,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001B, (AMT)
1.350 11/01/27 9,609,722

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 21,345,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1.300% 09/01/44 $ 19,671,441
TOTAL KENTUCKY 144,683,072
LOUISIANA - 3.4%
20,575,000 (d) Lake Charles Harbor and Terminal District, Louisiana, Revenue
Bonds, Big Lake Fuels LLC, Series 2021, (AMT), (Mandatory Put
12/01/24)
1.000 12/01/51 20,466,640
845,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D
2.100 12/01/36 682,337
1,900,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A
4.000 12/01/39 1,934,674
1,105,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
5.000 10/01/24 1,105,000
3,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
4.000 10/01/25 3,027,589
17,820,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 17,560,307
10,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2020B, (Mandatory Put
5/15/25)
5.000 05/15/50 10,100,541
29,860,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2015A-1.
Fixed Rate Mode, (Mandatory Put 6/01/25)
5.000 06/01/45 30,167,086
4,000,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2015A-3.
Term Rate Mode, (Mandatory Put 6/01/28)
5.000 06/01/45 4,248,530
1,010,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/29 1,021,610
1,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/30 1,010,988
2,655,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2017C
5.000 05/01/29 2,834,099
3,040,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2017C
5.000 05/01/30 3,225,929
3,070,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2017C
5.000 05/01/31 3,249,408
14,000,000 Louisiana State, General Obligation Bonds, Refunding Series
2024E
5.000 09/01/31 16,140,971
5,000,000 Louisiana State, General Obligation Bonds, Series 2024B 5.000 08/01/27 5,364,012
925,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015
5.000 06/01/26 938,046
2,780,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6.100 06/01/38 3,112,069
3,665,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/25)
5.850 08/01/41 3,714,746
16,405,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4.050 06/01/37 16,586,772
18,080,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2.200 06/01/37 17,716,992
10,010,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2.375 06/01/37 9,838,524
TOTAL LOUISIANA 174,046,870

Portfolio of Investments September 30, 2024
(continued)
Limited Term
124
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MAINE - 0.2%
$ 2,955,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
1.850% 11/15/36 $ 2,230,973
1,165,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2020D
2.300 11/15/35 982,869
3,000,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2021B
2.050 11/15/36 2,412,012
2,030,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C
1.900 11/15/36 1,589,411
2,000,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021D
2.200 11/15/36 1,639,283
TOTAL MAINE 8,854,548
MARYLAND - 1.9%
7,205,000 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated General Improvement, Series 2019
5.000 10/01/25 7,371,785
8,130,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2020
5.000 03/01/27 8,639,062
6,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5.000 07/01/29 6,717,540
6,760,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5.000 07/01/30 7,694,081
11,510,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2024
5.000 02/01/27 12,205,764
10,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2016
3.250 01/01/31 9,802
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/26 1,016,556
6,820,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019C
2.700 09/01/34 6,159,827
4,250,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2020A
2.300 09/01/35 3,600,129
4,880,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2020D
1.950 09/01/35 3,982,860
12,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021A
1.800 09/01/36 9,227,130
8,310,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021B
1.875 09/01/36 6,467,094
12,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021C
2.200 09/01/36 9,874,254
4,625,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2018A
5.000 11/01/29 5,095,870
9,870,000 Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2020
5.000 06/01/25 10,014,063
TOTAL MARYLAND 98,075,817
MASSACHUSETTS - 1.4%
10,000,000 Lowell, Massachusetts, General Obligation Bonds, Bond
Anticipation Notes Series 2024
5.000 10/25/24 10,010,358
795,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/25 794,822
2,190,000 Massachusetts Development Finance Agency, Revenue Bonds,
Beth Israel Lahey Health Issue, Series 2023M
5.000 07/01/32 2,503,172
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-1
5.000 07/01/25 1,519,699
2,780,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/29 2,973,095
2,750,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/30 2,921,088

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 2,515,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000% 07/01/31 $ 2,665,618
2,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/32 2,226,081
125,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/25 125,808
160,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/26 163,218
170,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/27 175,569
175,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/28 182,645
220,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/30 232,937
2,230,000 Massachusetts Development Finance Agency, Revenue Bonds,
Williams College, Series 2011N, (Mandatory Put 7/01/25)
0.450 07/01/41 2,170,675
2,135,000 Massachusetts Health and Educational Facilities Authority,
Variable Rate Demand Revenue Bonds, University of
Massachusetts Issue, Series 2000A, (Mandatory Put 4/01/26)
2.450 11/01/30 2,108,218
1,975,000 Massachusetts Housing Finance Agency, Housing Bonds, Series
2019B-1
2.750 12/01/34 1,768,540
1,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022A-2
2.650 06/01/26 993,351
5,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-3
4.000 06/01/26 5,043,610
1,970,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3.050 12/01/27 1,968,814
4,570,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Series 2021B-2
0.800 12/01/25 4,410,492
3,500,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Series 2023C2
4.000 12/01/27 3,545,157
5,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
1.950 12/01/35 4,057,469
1,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2.000 12/01/36 794,880
2,725,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-222
2.000 12/01/36 2,166,049
7,385,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2.150 12/01/36 6,009,985
3,680,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B
5.000 05/01/26 3,829,804
4,525,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B
5.000 05/01/27 4,830,179
4,000,000 Quincy, Massachusetts, General Obligation Bonds, Bonds
Anticipation Notes Series 2024
5.000 07/25/25 4,071,873
TOTAL MASSACHUSETTS 74,263,206
MICHIGAN - 2.9%
10,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2024A
5.000 07/01/26 10,419,375
7,500,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2024A
5.000 07/01/27 8,007,211
6,000,000 Great Lakes Water Authority, Michigan, Water Supply System
Revenue Bonds, Refunding Senior Lien Series 2024A
5.000 07/01/26 6,251,625
4,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont-
Spectrum Consolidation, Fixed Refunding Series 2022A
5.000 04/15/26 4,144,196
2,600,000 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont-
Spectrum Consolidation, Fixed Refunding Series 2022A
5.000 04/15/27 2,756,503
5,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Series 2019B, (Mandatory Put 11/16/26)
5.000 11/15/44 5,188,761
4,895,000 Michigan Finance Authority, State Aid Revenue Notes, Series
2024A-1
5.000 07/21/25 4,971,305

Portfolio of Investments September 30, 2024
(continued)
Limited Term
126
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 2,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5.000% 06/01/27 $ 2,083,922
5,115,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5.000 06/01/28 5,418,206
6,750,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3.550 10/01/33 6,758,425
1,865,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
0.550 04/01/25 1,836,211
2,530,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2022A
3.300 04/01/26 2,530,139
9,430,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A
3.750 04/01/27 9,430,749
1,280,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3.700 04/01/30 1,283,629
1,805,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3.350 12/01/34 1,782,288
5,215,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2016A
3.100 12/01/31 5,046,482
10,020,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2.700 12/01/34 9,020,013
14,835,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2.350 12/01/35 12,592,894
6,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
1.950 12/01/36 4,731,421
2,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2022A
4.000 12/01/37 2,019,746
5,655,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2024II
5.000 10/15/27 6,077,405
275,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2021A
5.000 11/15/24 275,540
3,040,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5.000 11/15/26 3,207,836
10,090,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3.350 10/01/49 10,092,930
7,730,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Variable Rate Series 2005,
(AMT), (Mandatory Put 10/08/26)
0.875 04/01/35 7,088,470
7,110,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Detroit Edison Company Exempt Facilities Project, Collateralized
Series 2023DT, (AMT), (Mandatory Put 6/03/30)
3.875 06/01/53 7,213,841
2,285,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4.000 10/01/61 2,298,099
7,500,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023E - AGM
Insured, (AMT)
5.000 12/01/28 8,038,938
TOTAL MICHIGAN 150,566,160
MINNESOTA - 1.1%
17,000,000 Edina, Minnesota, General Obligation Bonds, Series 2022B 2.000 02/01/25 16,885,129
5,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5.000 11/15/52 5,394,140
1,265,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2.400 01/01/35 1,093,515
2,235,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2.250 07/01/35 1,897,460
4,330,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
1.875 07/01/35 3,486,510
5,595,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2.000 07/01/36 4,491,594

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 5,045,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021F
2.000% 07/01/36 $ 4,047,068
8,415,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2.150 07/01/36 6,906,389
3,285,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2022A
2.600 07/01/37 2,853,558
2,000,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/27)
4.000 12/01/52 2,027,745
6,820,000 Minnesota Public Facilities Authority, State Clean Water Revolving
Fund Revenue Bonds, Series 2016A
5.000 03/01/31 7,038,133
TOTAL MINNESOTA 56,121,241
MISSISSIPPI - 0.7%
7,605,000 Lowndes County, Mississippi, Solid Waste Disposal and Pollution
Control Revenue Bonds, International Paper Company Project,
Refunding Series 2022, (Mandatory Put 4/01/27)
2.650 04/01/37 7,505,269
5,865,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3.200 09/01/28 5,865,327
3,500,000 (c) Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series 2024A
5.000 01/01/30 3,910,137
6,000,000 (c) Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series 2024A
5.000 01/01/31 6,776,187
6,500,000 (c) Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series 2024A
5.000 01/01/32 7,420,209
1,210,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2020A
2.250 12/01/35 1,032,011
615,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2021A
1.800 12/01/35 484,860
205,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5.000 10/15/24 205,099
1,500,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5.000 10/15/26 1,567,067
TOTAL MISSISSIPPI 34,766,166
MISSOURI - 1.0%
5,330,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2.900 09/01/33 4,915,295
11,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2.900 09/01/33 10,144,136
5,195,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2.750 09/01/33 4,789,710
12,335,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4.000 05/01/51 12,553,983
1,190,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
5.000 06/01/25 1,205,076
2,520,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
5.000 06/01/27 2,673,874
2,700,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4.125 11/01/39 2,772,799
755,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2.500 11/01/34 667,505
1,065,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
1.950 11/01/36 841,223
1,890,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
1.800 11/01/36 1,447,412
2,420,000 (a) Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2014A, (ETM)
5.000 01/01/25 2,430,067

Portfolio of Investments September 30, 2024
(continued)
Limited Term
128
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 5,100,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2014A
5.000% 01/01/26 $ 5,121,216
TOTAL MISSOURI 49,562,296
MONTANA - 0.1%
1,365,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5.000 07/01/33 1,601,397
1,300,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5.000 07/01/35 1,515,779
1,000,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5.000 07/01/27 1,064,879
1,055,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5.000 07/01/28 1,145,248
1,335,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5.000 07/01/29 1,448,452
750,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
1.850 12/01/36 578,026
500,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
1.850 12/01/36 385,351
TOTAL MONTANA 7,739,132
NATIONAL - 0.0%
2,651,264 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3.400 01/25/36 2,621,478
TOTAL NATIONAL 2,621,478
NEBRASKA - 0.7%
8,345,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5.000 05/01/54 8,954,315
3,890,000 Central Plains Energy Project, Nebraska, Gas Supply Revenue
Bonds, Refunding Series 2019, (Mandatory Put 8/01/25)
4.000 12/01/49 3,908,881
815,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2020B, (Mandatory Put 11/15/25)
5.000 11/15/53 826,018
1,915,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2.600 09/01/34 1,708,587
8,895,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2.350 09/01/35 7,587,077
2,455,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1.850 09/01/35 1,962,186
3,555,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2.100 09/01/36 2,884,812
1,630,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5.000 12/15/27 1,673,351
6,450,000 Washington County, Nebraska, Wastewater and Solid Waste
Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable
Rate Demand Series 2012, (AMT), (Mandatory Put 9/01/25)
0.900 09/01/30 6,315,069
TOTAL NEBRASKA 35,820,296
NEVADA - 0.8%
6,385,000 Clark County, Nevada, Airport Revenue Bonds, Junior
Subordinate Lien Notes Series 2021B, (AMT)
5.000 07/01/27 6,701,973
19,325,000 (d) Clark County, Nevada, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019D
5.000 07/01/26 20,138,824
3,500,000 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017, (Mandatory Put
3/31/26)
3.750 01/01/36 3,509,893
950,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
5.000 07/01/25 965,669
2,275,000 Nevada Housing Division, Multi-Unit Housing Revenue Bonds,
Wood Creek Apartments Project, Series 2022, (Mandatory Put
12/01/24)
5.000 12/01/25 2,279,866
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
1.850 10/01/33 1,602,651

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2.000% 10/01/36 $ 1,570,987
3,000,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021B
2.200 10/01/36 2,464,174
TOTAL NEVADA 39,234,037
NEW HAMPSHIRE - 0.6%
8,440,000 National Finance Authority, New Hampshire, Pollution Control
Revenue Bonds, New York State Electric & Gas Corporation
Project, Refunding Series 2022A, (AMT)
4.000 12/01/28 8,590,392
11,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding Series
2003A
4.500 10/01/33 11,577,417
5,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015A, (Mandatory
Put 8/03/27)
3.300 06/01/40 5,059,886
4,500,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015D, (Mandatory
Put 8/01/27)
3.300 06/01/38 4,555,020
2,495,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4.100 07/01/39 2,555,595
TOTAL NEW HAMPSHIRE 32,338,310
NEW JERSEY - 3.4%
3,945,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 2024
4.500 05/28/25 3,975,662
1,000,000 Delran Township, New Jersey, General Obligation Bonds, Series
2019
2.000 10/15/27 966,126
1,000,000 Delran Township, New Jersey, General Obligation Bonds, Series
2019
2.000 10/15/28 948,267
1,000,000 Delran Township, New Jersey, General Obligation Bonds, Series
2019
2.000 10/15/29 934,572
10,000,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, General Improvement Water Utility
Bond Anticipation Notes Series 2024
4.500 07/15/25 10,121,598
2,545,000 Essex County Improvement Authority, New Jersey, Lease
Revenue Bonds, Essex County Family Court Building House
Projects, County Guaranteed Series 2024
5.000 06/18/25 2,580,188
225,000 (a) Gloucester County Pollution Control Financing Authority,
New Jersey, Pollution Control Revenue Bonds, Logan Project,
Refunding Series 2014A, (AMT), (ETM)
5.000 12/01/24 225,557
3,640,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2.000 02/01/26 3,563,513
3,975,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2.000 02/01/27 3,849,183
1,310,000 Mahwah Township, Bergen County, New Jersey, General
Improvement, Water and Sewer Utility Bonds, Series 2023
1.000 01/15/25 1,299,135
400,000 Middlesex County Improvement Authority, New Jersey, County
Guaranteed Capital Equipment & Improvement Bonds, Series
2022
5.000 09/15/25 408,972
5,000,000 Monmouth County, New Jersey, Bond Anticipation Notes, Series
2024
5.000 06/03/25 5,066,650
6,180,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3.375 07/01/30 6,102,563
10,545,000 New Jersey Economic Development Authority, Revenue Bonds,
Municipal Rehabilitation, Refunding Series 2019A
5.250 04/01/25 10,647,421
7,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR
5.000 06/15/26 7,281,949
3,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5.500 09/01/27 3,250,018
6,135,000 (a) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)
5.000 06/15/33 6,793,799
1,115,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)
5.250 09/15/29 1,116,303

Portfolio of Investments September 30, 2024
(continued)
Limited Term
130
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 9,180,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2020E, (AMT)
0.850% 12/01/25 $ 8,788,171
2,600,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
5.000 07/01/29 2,696,327
6,335,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2021B
0.750 11/01/24 6,316,535
2,515,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
2.650 10/01/24 2,515,000
2,915,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
2.750 04/01/25 2,893,447
7,220,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5.000 06/15/28 7,479,007
1,645,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2014BB-1
5.000 06/15/30 1,789,976
7,150,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5.000 12/15/25 7,345,261
5,020,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5.000 12/15/26 5,277,918
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5.000 06/15/32 2,163,242
5,000,000 North Brunswick Township, New Jersey, General Obligation
Bonds, Series 2024A
5.000 07/08/25 5,075,020
3,200,000 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Philadelphia Electric Company
Project Series 1993A, (AMT)
4.450 03/01/25 3,208,479
4,000,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/25 4,043,739
5,125,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/27 5,373,219
5,490,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/28 5,850,656
14,205,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/29 15,127,302
3,835,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/36 4,027,565
2,385,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
4.000 06/01/37 2,395,400
6,795,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2.250 07/15/28 6,551,649
6,710,000 Union County, New Jersey, General Obligation Bonds, Series
2018
3.000 03/01/28 6,730,709
TOTAL NEW JERSEY 174,780,098
NEW MEXICO - 1.4%
13,620,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan Project,
Refunding Series 2010A, (Mandatory Put 10/01/26)
0.875 06/01/40 12,889,553
15,000,000 New Mexico Finance Authority, New Mexico, Transportation
Revenue Bonds, State Transportation Commission, Refunding
Senior Lien Series 2024A
5.000 06/15/27 16,038,808
16,320,000 New Mexico Finance Authority, State Transportation Revenue
Bonds, State Transportation Commission  Refunding Senior Lien,
Series 2022A
5.000 06/15/25 16,569,206
11,940,000 New Mexico Finance Authority, State Transportation Revenue
Bonds, State Transportation Commission  Refunding Senior Lien,
Series 2022A
5.000 06/15/26 12,448,594
4,595,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series 2019B,
(Mandatory Put 8/01/25)
5.000 08/01/49 4,660,284
1,695,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
2.800 07/01/34 1,552,384

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO (continued)
$ 2,140,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
1.950% 07/01/36 $ 1,703,477
985,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
1.875 07/01/36 769,839
1,190,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4.125 09/01/39 1,221,555
1,690,000 San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Refunding Series 2015A
5.000 06/15/25 1,713,428
1,760,000 San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Refunding Series 2015A
5.000 06/15/26 1,787,622
326,000 (b) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022
3.750 05/01/28 326,329
TOTAL NEW MEXICO 71,681,079
NEW YORK - 9.0%
10,000,000 Chautauqua County Capital Resource Corporation, New York,
Facilities Revenue Bonds, NRG Energy Project Refunding Series
2020, (Mandatory Put 4/03/28)
4.250 04/01/42 10,285,845
1,725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5.000 09/01/27 1,788,514
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1.800 05/01/48 4,736,962
8,600,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5.000 07/01/30 8,807,646
4,365,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Mandatory Tender Series 2020B, (Mandatory Put
9/01/25)
0.850 09/01/50 4,252,562
11,850,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021
1.000 09/01/25 11,478,629
2,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2024B, (Mandatory Put 9/01/29)
3.000 09/01/49 2,467,369
5,020,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Climate Bond Certified, Refunding Green Series
2016B-2
5.000 11/15/32 5,231,838
5,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series
2017C-1
5.000 11/15/26 5,245,059
1,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E
5.000 11/15/30 1,683,539
2,250,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E
5.000 11/15/32 2,501,696
10,850,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015C-1
5.250 11/15/29 11,122,181
685,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/25 686,274
1,065,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/26 1,067,001
1,500,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/27 1,502,784
10,020,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Green Series 2023A-2,
(Mandatory Put 12/30/27)
3.700 05/01/63 10,103,386
10,200,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Bond 2021K-2, (Mandatory Put 1/01/26)
0.900 11/01/60 9,816,484
3,000,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-2, (Mandatory Put 7/03/28)
3.700 05/01/64 3,073,179

Portfolio of Investments September 30, 2024
(continued)
Limited Term
132
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,835,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2020D-1B
2.000% 11/01/35 $ 4,719,351
3,470,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2019A-3A
3.450 11/01/34 3,449,202
3,010,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2019G-1B
2.550 11/01/34 2,734,413
825,000 New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, The Churchill School and Center for
Learning Disabilities Inc., Short Term Auction Rate Series 1999 -
AGM Insured
2.250 10/01/29 786,479
6,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2016 Series E-1
5.000 02/01/34 6,144,380
8,845,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries A
5.000 11/01/28 9,718,381
8,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1
5.000 11/01/27 8,615,703
5,125,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5.000 05/01/27 5,456,026
4,665,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5.000 05/01/29 5,175,003
2,740,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024D-1
5.000 11/01/27 2,950,878
4,340,000 New York City, New York, General Obligation Bonds, Fiscal 2017
Series A-1
5.000 08/01/33 4,503,231
27,500,000 New York City, New York, General Obligation Bonds, Fiscal 2020
Series C-1
5.000 08/01/27 29,455,140
3,125,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series 1
5.000 08/01/26 3,268,520
3,750,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series C
5.000 08/01/25 3,816,952
4,000,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series D
5.000 08/01/25 4,071,416
7,710,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series A
5.000 08/01/27 8,258,150
12,500,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series A
5.000 08/01/28 13,682,553
5,000,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004A, (Mandatory Put 7/01/25)
2.875 05/15/32 4,991,324
45,000,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004B, (AMT), (Mandatory Put 7/01/25)
3.000 05/15/32 44,963,244
3,515,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2020J
0.750 05/01/25 3,440,367
10,240,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2020L-2
0.750 11/01/25 9,887,902
5,970,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2021J-2, (Mandatory Put 11/01/26)
1.000 11/01/61 5,692,954
5,000,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2021J-2, (Mandatory Put 5/01/27)
1.100 11/01/61 4,704,858
10,055,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Green Series 2022A-2, (Mandatory Put 5/01/27)
2.500 11/01/60 9,927,516
8,075,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3.500 11/01/34 8,112,464
4,185,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2.100 11/01/35 3,434,447

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 8,000,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-2, (Mandatory
Put 5/01/29)
3.600% 11/01/63 $ 8,125,686
6,675,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Series 2023C-2, (Mandatory Put
5/01/29)
3.800 11/01/62 6,726,694
9,775,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
2.650 10/01/34 8,766,040
2,415,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2.000 10/01/35 1,981,955
3,460,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2.100 10/01/35 2,880,756
3,555,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2.000 10/01/33 2,971,709
9,990,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2.200 10/01/36 8,205,697
4,640,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2.200 10/01/36 3,811,255
16,400,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 242
2.950 10/01/37 14,561,186
3,490,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 3,496,498
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/27 5,270,986
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/28 2,129,231
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/29 2,154,496
3,015,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4.000 10/01/30 3,044,281
4,345,000 Oyster Bay, Nassau County, New York, General Obligation Bonds,
Public Improvement Series 2021A - AGM Insured
2.000 03/01/25 4,312,327
1,000,000 Oyster Bay, Nassau County, New York, General Obligation Bonds,
Refunding Public Improvement Series 2022 - AGM Insured
5.000 08/01/27 1,072,518
3,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Fifth Series 2014, (AMT)
5.000 09/01/32 3,003,481
3,105,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/26 3,233,105
10,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/27 10,569,805
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Second Series 2017, (AMT)
5.000 10/15/33 4,132,962
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Seventh Series 2018, (AMT)
5.000 09/15/25 4,067,674
8,000,000 Rochester, New York, General Obligation Bonds, Bond
Anticipation Notes Series 2024-III
5.000 07/31/25 8,135,131
520,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/25 520,967
500,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/27 500,928
2,370,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000 06/01/25 2,393,383
2,220,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000 06/01/26 2,284,723
2,200,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000 06/01/28 2,344,001

Portfolio of Investments September 30, 2024
(continued)
Limited Term
134
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,245,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000% 06/01/32 $ 1,368,565
15,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2023A
5.000 11/15/26 15,831,335
8,100,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green
Climate Bond Certified Series 2022E-1
5.000 11/15/27 8,707,711
10,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Refunding Series 2022B
5.000 05/15/26 10,402,198
1,925,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds,
Fiscal 2017 Series A
5.000 06/01/26 1,976,876
TOTAL NEW YORK 466,795,962
NORTH CAROLINA - 0.8%
3,800,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Variable Rate Series 2018C, (Mandatory Put 10/31/25)
3.450 01/15/48 3,818,894
5,490,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Variable Rate Series 2018E, (Mandatory Put 10/31/25)
0.800 01/15/48 5,363,404
1,615,000 Columbus County Industrial Facilities and Pollution Control
Financing Authority, North Carolina, Recovery Zone Facility
Bonds, International Paper Company Project, Refunding Series
2020A, (Mandatory Put 6/16/25)
1.375 05/01/34 1,585,984
4,000,000 (c) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55C, (Mandatory
Put 1/15/26)
1.000 07/01/56 3,998,983
1,000,000 (c) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 56, (Mandatory Put
7/15/25)
1.000 07/01/48 999,870
865,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2.450 07/01/34 748,330
2,785,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2.625 01/01/35 2,460,640
5,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2.000 07/01/36 4,010,970
1,630,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5.000 01/01/28 1,673,753
3,285,000 Raleigh, North Carolina, General Obligation Bonds, Public
Improvement Series 2023A
5.000 04/01/26 3,405,918
10,730,000 Raleigh, North Carolina, North Carolina, Limited Obligation
Bonds, Series 2024
5.000 10/01/27 11,550,858
TOTAL NORTH CAROLINA 39,617,604
NORTH DAKOTA - 0.8%
2,335,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds, Refunding
Series 2024A
3.450 04/01/27 2,351,643
1,655,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2017A
5.000 12/01/25 1,670,997
2,380,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2017A
5.000 12/01/26 2,430,456
2,550,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
5.000 12/01/27 2,627,630
200,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/25 197,703
225,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
4.000 05/01/27 225,567
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/28 477,652
400,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/29 376,953
430,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/30 398,862

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 355,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000% 05/01/32 $ 318,292
5,815,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023B,
5.125 07/01/25 5,819,860
5,330,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023C
5.000 05/01/32 5,567,048
6,235,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C
2.800 07/01/32 5,886,399
1,640,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C
3.000 07/01/34 1,551,297
2,500,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A
2.700 07/01/35 2,226,902
3,250,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B
2.100 07/01/35 2,708,929
3,600,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A
2.050 07/01/36 2,910,134
2,540,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2021B
2.300 07/01/36 2,115,181
TOTAL NORTH DAKOTA 39,861,505
OHIO - 3.8%
1,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/27 1,559,806
9,130,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/28 9,640,037
14,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/29 15,529,990
3,470,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/30 3,759,884
8,630,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/31 9,342,947
4,400,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/32 4,756,405
3,110,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/33 3,357,665
6,195,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/34 6,684,523
7,660,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/35 8,250,054
1,520,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/37 1,537,179
2,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/38 2,292,773
1,015,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/39 1,018,627
1,225,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5.000 12/01/24 1,227,310
1,000,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5.000 12/01/25 1,021,359

Portfolio of Investments September 30, 2024
(continued)
Limited Term
136
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 6,000,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2005B, (AMT)
3.700% 07/01/28 $ 6,028,919
3,335,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2005C, (AMT)
3.700 04/01/28 3,350,416
15,750,000 (d) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2007A, (AMT), (Mandatory Put 10/01/29)
2.500 08/01/40 14,866,950
10,000,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2007B, (AMT), (Mandatory Put 10/01/29)
2.500 11/01/42 9,439,333
2,355,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2014A, (Mandatory Put 10/01/29)
2.400 12/01/38 2,227,787
11,860,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2014B, (AMT), (Mandatory Put 10/01/29)
2.600 06/01/41 11,248,681
20,250,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dayton Power & Light Company Project, Refunding Collateralized
Series 2015A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/40 20,792,169
10,740,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dueke Energy Corporation Project, Refunding Series 2022A,
(AMT), (Mandatory Put 6/01/27)
4.250 11/01/39 10,939,336
475,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3.750 01/15/28 475,146
1,330,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019A
3.500 09/01/34 1,332,172
2,510,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
2.800 09/01/34 2,294,612
1,470,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2.500 09/01/35 1,282,872
3,685,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2.050 09/01/36 2,967,349
2,920,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2.250 09/01/36 2,420,907
1,635,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3.800 09/01/35 1,633,558
1,665,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3.850 03/01/36 1,664,416
1,510,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3.850 09/01/36 1,504,267
6,300,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4.100 09/01/39 6,462,391
1,755,000 Ohio State, General Obligation Bonds, Conservation Projects
Refunding Series 2022A
4.000 09/01/26 1,811,231
1,850,000 Ohio State, General Obligation Bonds, Conservation Projects
Refunding Series 2022A
4.000 09/01/27 1,934,657
2,505,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022B
4.000 03/01/27 2,599,724
1,645,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022C
4.000 09/01/26 1,697,707
3,545,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022C
4.000 09/01/27 3,707,220
3,750,000 Ohio State, General Obligation Bonds, Refunding Common
Schools Series 2022A
4.000 06/15/27 3,908,962
2,430,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2019C, (Mandatory Put 5/01/28)
2.750 01/01/52 2,409,549
305,000 Ohio State, Major New State Infrastructure Project Revenue
Bonds, Series 2021-1A
5.000 12/15/24 306,050

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 5,000,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2020A
5.000% 12/01/39 $ 5,514,851
1,070,000 Upper Arlington, Ohio, Special Obligation Income Tax Revenue
Bonds, Community Center Series 2023
4.000 12/01/24 1,071,203
TOTAL OHIO 195,870,994
OKLAHOMA - 5.3%
1,000,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5.000 12/01/31 1,098,576
1,015,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5.000 12/01/32 1,121,470
665,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Refunding Series 2020
4.000 12/01/24 665,491
1,270,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
4.000 09/01/25 1,283,052
1,600,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2.000 09/01/27 1,545,763
5,000,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public
Schools Project, Series 2023A
5.000 09/01/31 5,622,968
5,000,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Yukon Public
Schools Project, Series 2023
5.000 09/01/27 5,315,085
4,400,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4.000 08/15/32 4,622,138
9,085,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4.000 06/01/27 9,395,379
8,005,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2022
2.000 03/01/25 7,940,814
8,005,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2022
2.000 03/01/26 7,870,860
8,010,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2022
2.000 03/01/27 7,789,114
7,525,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2022
2.000 03/01/25 7,464,663
7,525,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2022
2.000 03/01/26 7,406,642
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational Facilities,
Lease Revenue Bonds, Series 2022
5.000 10/01/27 1,054,785
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational Facilities,
Lease Revenue Bonds, Series 2022
3.250 10/01/28 1,002,146
1,000,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A
5.000 12/01/24 1,001,751
4,400,000 Cushing Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Cushing Public Schools Project,
Series 2022
5.000 09/01/32 4,932,962
2,190,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public Schools
Project, Series 2016A
5.000 09/01/26 2,274,210
310,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/25 314,307

Portfolio of Investments September 30, 2024
(continued)
Limited Term
138
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 200,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000% 09/01/26 $ 206,782
450,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/27 473,445
520,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/29 568,715
500,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/30 546,215
1,100,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/31 1,199,345
860,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/32 938,320
1,305,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Minco Public Schools Project,
Series 2018
5.000 09/01/31 1,388,752
1,000,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Minco Public Schools Project,
Series 2018
5.000 09/01/32 1,066,051
1,305,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Minco Public Schools Project,
Series 2018
5.000 09/01/33 1,391,625
6,005,000 Kay County Public Buildings Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Ponca City Public Schools
Project, Series 2022
5.000 09/01/25 6,091,150
5,045,000 Kay County Public Buildings Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Ponca City Public Schools
Project, Series 2022
5.000 09/01/27 5,329,502
950,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/25 958,301
1,455,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/26 1,485,390
625,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/27 645,207
720,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/28 747,980
725,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/29 759,312
1,100,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5.000 09/01/27 1,147,069
1,125,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5.000 09/01/28 1,170,782
5,200,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2024
4.000 03/01/27 5,394,148
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Harrah Public Schools Project,
Series 2024
5.000 09/01/28 1,080,211
590,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/26 600,554
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/27 1,032,048
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/28 1,035,111

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000% 09/01/29 $ 1,043,600
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/30 1,043,918
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/31 1,057,183
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/32 1,051,040
3,650,000 Oklahoma County Independent School District 1 Putnam City,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2024
3.250 04/01/26 3,671,032
13,000,000 Oklahoma County Independent School District 12 Edmond,
General Obligation Bonds, Combined Purpose Series 2022
2.000 03/01/25 12,903,055
2,490,000 Oklahoma County Independent School District 12 Edmond,
General Obligation Bonds, Combined Purpose Series 2024
4.000 03/01/26 2,535,850
5,000,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined Purpose
Series 2023A
3.000 07/01/26 5,031,947
4,550,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024A
1.250 07/01/26 4,443,808
5,000,000 Oklahoma County, Oklahoma, General Obligation Bonds,
Limited Tax Series 2023
4.000 05/01/25 5,030,218
1,895,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/25 1,897,788
1,900,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/26 1,948,988
3,175,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/27 3,303,266
1,400,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/28 1,474,784
350,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/29 368,229
365,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
2.650 09/01/35 326,164
7,500,000 Oklahoma Industries Authority, Educational Facilities Lease
Revenue Bonds, Oklahoma City Public Schools Project Series
2024
5.000 04/01/27 7,944,627
1,600,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5.000 09/01/25 1,629,497
2,000,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5.000 09/01/26 2,082,606
250,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/28 259,961
390,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/29 408,373
350,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/30 367,347
255,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/31 268,703
310,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/32 328,665

Portfolio of Investments September 30, 2024
(continued)
Limited Term
140
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 545,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000% 09/01/26 $ 555,259
1,290,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/28 1,337,225
725,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4.000 04/01/25 727,458
770,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4.000 04/01/26 774,728
715,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4.000 04/01/27 719,416
400,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3.000 11/01/31 395,351
500,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3.000 11/01/32 484,563
530,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3.000 11/01/33 512,576
1,990,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5.000 09/01/34 2,207,989
1,075,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5.000 09/01/35 1,186,308
1,110,000 Texas County Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Guymon Public Schools Project,
Series 2018
5.000 12/01/25 1,135,249
5,020,000 Tulsa County Independent School District 001 Tulsa, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2023A
3.000 03/01/25 5,011,126
3,625,000 Tulsa County Independent School District 001 Tulsa, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2023A
1.000 03/01/26 3,537,157
8,750,000 Tulsa County Independent School District 001 Tulsa, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2024A
0.050 04/01/26 8,363,658
10,000,000 Tulsa County Independent School District 4, Tulsa County,
Oklahoma, Combined Purpose Bixby Series 2024
4.000 07/01/26 10,178,712
8,445,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2019A
5.000 09/01/27 9,033,546
10,730,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2019A
5.000 09/01/28 11,690,483
1,380,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Glenpool Public Schools Project,
Series 2017A
5.000 09/01/25 1,404,561
12,800,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2021 0.375 11/01/24 12,747,643
12,800,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2021 0.500 11/01/25 12,331,193
4,055,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2022 3.000 10/01/26 4,065,878
1,450,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4.000 09/01/27 1,492,777
300,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4.000 09/01/28 311,207
710,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public
Schools Project, Series 2021
3.000 09/01/25 709,366
530,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public
Schools Project, Series 2021
3.000 09/01/27 529,456
490,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public
Schools Project, Series 2021
3.000 09/01/29 481,861

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,250,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public
Schools Project, Series 2021
3.000% 09/01/31 $ 1,194,158
1,325,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5.000 03/01/25 1,332,897
1,760,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5.000 03/01/27 1,845,625
TOTAL OKLAHOMA 271,696,266
OREGON - 0.8%
1,305,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/25 1,325,479
1,085,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/26 1,131,216
1,000,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/27 1,069,254
5,085,000 Clackamas and Washington Counties School District 3JT,
Oregon, General Obligation Bonds, Refunding Series 2015
5.000 06/15/26 5,168,752
2,390,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2017B
5.000 06/15/27 2,552,272
2,060,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2017B
5.000 06/15/28 2,198,352
1,720,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Adventist Health System/West, Refunding
Variable Rate Series 2019, (Mandatory Put 3/01/25)
5.000 03/01/40 1,720,842
1,200,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5.000 05/15/27 1,280,559
11,585,000 Oregon Health and Science University, Revenue Bonds,
Exchange Series 2021C, (Mandatory Put 2/01/29)
4.000 07/01/42 12,087,030
7,225,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2.050 07/01/36 5,840,478
2,500,000 Portland, Oregon, Water System Revenue Bonds, Refunding
Second Lien Series 2024A
5.000 05/01/27 2,665,363
2,750,000 Portland, Oregon, Water System Revenue Bonds, Refunding
Second Lien Series 2024A
5.000 05/01/28 3,000,072
TOTAL OREGON 40,039,669
PENNSYLVANIA - 4.1%
5,410,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5.000 01/01/26 5,538,372
2,730,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
5.000 04/01/25 2,750,251
2,055,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
5.000 04/01/26 2,115,919
4,435,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
5.000 04/01/27 4,664,876
1,440,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6.000 06/30/34 1,565,747
20,283,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5.000 06/30/39 20,107,154
10,137,000 (f) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0.000 06/30/44 6,462,938
73,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-2
6.000 06/30/34 79,375
3,022,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 3,093,169
153,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024B-1
8.000 06/30/34 152,999

Portfolio of Investments September 30, 2024
(continued)
Limited Term
142
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,685,000 (g) Bethlehem Area School District Authority, Northampton
and Lehigh Counties, Pennsylvania, School Revenue Bonds,
Bethlehem Area School District Refunding Project, Series 2021A,
(Mandatory Put 11/01/25) (SOFR*0.67% + 0.350%)
3.593% 01/01/30 $ 2,670,284
1,000,000 Capital Region Water, Pennsylvania, Water Revenue Bonds,
Series 2018
5.000 07/15/25 1,015,506
3,775,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2.450 12/01/39 3,461,619
3,000,000 Commonwealth Financing Authority, Pennsylvania, Revenue
Bonds, Refunding Forward Delivery Series 2020A
5.000 06/01/26 3,120,917
1,525,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4.000 06/01/39 1,536,622
5,890,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016A
3.000 09/01/29 5,887,723
10,200,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016B
2.625 02/15/27 10,161,240
4,565,000 Lower Merion School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2019
4.000 11/15/30 4,770,608
8,065,000 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2.450 12/01/39 7,405,451
8,400,000 (d) Montgomery County Industrial Development Authority,
Pennsylvania, Facilities Revenue Bonds, Constellation Energy
Generation LLC Project, Refunding Series 2023A, (Mandatory Put
4/03/28)
4.100 10/01/53 8,637,561
504,166 (e) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
5.000 06/30/27 221,833
277,700 (e) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
5.000 06/30/27 49,986
15,000,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Refunding Series 2021B, (AMT), (Mandatory Put 11/02/26)
1.100 06/01/31 14,171,938
3,750,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2009, (Mandatory Put 12/01/26)
0.950 12/01/33 3,490,491
3,750,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2017A, (AMT), (Mandatory Put 8/01/25)
4.250 08/01/37 3,754,383
1,270,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-122
3.250 10/01/28 1,274,574
2,265,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3.450 10/01/32 2,264,072
6,025,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3.200 10/01/32 5,947,076
3,390,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.000 04/01/27 3,345,959
3,345,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.050 10/01/27 3,293,639
8,730,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.400 10/01/32 8,347,903
1,035,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, (AMT)
3.650 10/01/32 1,003,789
2,555,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
2.950 10/01/34 2,397,556
7,070,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2.500 10/01/34 6,280,468

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 4,850,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A
2.300% 10/01/35 $ 4,153,511
10,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2.250 10/01/36 8,331,253
3,620,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
3.950 04/01/35 3,651,213
9,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2023
5.000 09/01/27 9,677,194
4,420,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5.000 06/01/29 4,575,829
540,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
4.000 11/01/24 540,076
1,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
5.000 11/01/25 1,020,723
850,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
5.000 11/01/26 881,467
1,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
5.000 11/01/27 1,053,176
1,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
5.000 11/01/28 1,069,000
1,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
5.000 11/01/29 1,083,367
14,400,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2020C, (AMT)
5.000 07/01/25 14,566,612
750,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3.375 06/01/26 728,263
2,665,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
5.000 11/01/24 2,666,561
2,550,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
5.000 11/01/25 2,586,746
1,150,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
4.000 07/01/25 1,151,064
1,200,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
5.000 07/01/27 1,243,518
TOTAL PENNSYLVANIA 210,021,571
PUERTO RICO - 3.4%
4,600,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
5.000 07/01/25 4,632,103
2,500,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
5.000 07/01/33 2,662,698
2,500,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/25 2,517,079
3,700,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/30 3,921,507
2,500,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/35 2,625,710
325,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
5.000 07/01/25 327,268
935,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5.000 07/01/33 991,294

Portfolio of Investments September 30, 2024
(continued)
Limited Term
144
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 4,450,000 (a) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3.550% 11/15/30 $ 4,507,755
34,216,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/27 30,958,637
37,466,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/29 31,407,635
29,996,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/31 23,180,099
10,669,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 7,568,147
636,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 637,255
105,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 35,636
6,027,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 6,024,028
213,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 212,895
20,284,136 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.375 07/01/25 20,405,017
14,182,053 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 14,812,776
13,571,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 14,662,968
1,732,601 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 1,928,109
1,495,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 1,016,726
842,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 843,609
634,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/35 633,372
TOTAL PUERTO RICO 176,512,323
RHODE ISLAND - 0.7%
310,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2021D - BAM Insured
5.000 05/15/25 314,038
3,440,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
2.800 10/01/34 3,141,957
14,005,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2.050 10/01/36 11,301,099
9,795,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2.350 10/01/36 8,175,390
2,595,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2.100 10/01/35 2,139,027
5,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 74
2.125 10/01/36 4,065,475
1,230,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2.300 10/01/35 1,040,373
3,760,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4.500 06/01/45 3,774,276
TOTAL RHODE ISLAND 33,951,635
SOUTH CAROLINA - 0.4%
455,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Refunding Series 2017
5.000 11/01/26 475,969
6,000,000 Patriots Energy Group Financing Agency, South Carolina, Gas
Supply Revenue Bonds, Series 2023A-1, (Mandatory Put 8/01/31)
5.250 10/01/54 6,518,753
1,140,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2.650 07/01/34 1,025,513
2,835,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2.000 07/01/35 2,338,546

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 6,105,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
1.850% 07/01/36 $ 4,752,670
585,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4.450 07/01/38 613,187
3,000,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4.000 07/01/39 3,054,410
4,250,000 South Carolina Jobs-Economic Development Authority, Revenue
Bonds, International Paper Company Project, Refunding
Environmental Improvement Series 2023A, (AMT), (Mandatory
Put 4/01/26)
4.000 04/01/33 4,293,192
TOTAL SOUTH CAROLINA 23,072,240
SOUTH DAKOTA - 0.3%
1,050,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2014B
5.000 11/01/24 1,051,274
3,060,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A
1.900 11/01/36 2,397,808
5,000,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B
1.850 11/01/36 3,860,407
7,310,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B
2.300 11/01/37 6,149,276
1,165,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022C
4.125 11/01/37 1,191,621
2,275,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024C
4.000 11/01/37 2,287,690
TOTAL SOUTH DAKOTA 16,938,076
TENNESSEE - 0.8%
3,650,000 Hamilton County, Tennessee, General Obligation Bonds,
Refunding Series 2024B
5.000 05/01/30 4,144,440
2,335,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5.000 11/15/32 2,511,105
2,810,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5.000 11/15/33 3,012,166
790,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5.000 07/01/26 817,764
700,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5.000 07/01/27 733,996
1,030,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5.000 07/01/28 1,097,213
10,800,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4.000 12/01/51 10,991,854
1,640,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5.500 10/01/53 1,789,939
840,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3.850 07/01/32 841,155
2,890,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3.400 07/01/34 2,876,964
3,050,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
2.800 07/01/34 2,793,375
610,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2020-3A
2.100 07/01/35 510,331
1,835,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2.050 07/01/36 1,485,072
2,285,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2.000 07/01/37 1,793,564
3,345,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2.050 07/01/36 2,704,000
900,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2022-2
4.050 07/01/37 912,071
2,130,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2018, (Mandatory Put 11/01/25)
4.000 11/01/49 2,142,082
TOTAL TENNESSEE 41,157,091

Portfolio of Investments September 30, 2024
(continued)
Limited Term
146
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS - 6.3%
$ 1,445,000 Arlington, Texas, Water and Wastewater System Revenue Bonds,
Refunding Improvement  Series 2024
5.000% 06/01/26 $ 1,504,929
1,660,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/26 1,676,364
1,290,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/27 1,317,574
1,920,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/29 1,960,940
2,295,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
5.000 09/01/26 2,406,028
2,280,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
5.000 09/01/27 2,446,883
1,000,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5.000 11/15/26 1,054,357
12,000,000 (c) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5.000 08/15/29 13,409,569
10,055,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5.000 01/01/27 10,283,963
2,145,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/24 2,146,966
6,430,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/26 6,686,516
6,810,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/27 7,190,597
6,060,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5.000 02/15/27 6,406,534
2,750,000 Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023
5.000 08/15/36 3,191,833
1,000,000 Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023
5.000 08/15/37 1,156,315
3,525,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5.000 03/01/28 3,814,487
9,570,000 Grand Prairie Independent School District, Dallas County, Texas,
General Obligation Bonds, Refunding Series 2015
4.000 02/15/32 9,592,804
5,135,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Refunding Series 2020C-3, (Mandatory Put 12/01/26)
5.000 06/01/32 5,387,664
10,065,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2019B-3, (Mandatory Put 12/01/26)
5.000 07/01/49 10,560,240
3,240,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022B, (Mandatory Put 12/01/28)
5.000 06/01/50 3,509,424
8,275,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2024C, (Mandatory Put 7/01/29)
5.000 07/01/54 9,038,798
3,365,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare
System, Series 2014A
5.000 12/01/24 3,373,561
2,500,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5.000 09/15/27 2,685,442
2,500,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5.000 09/15/28 2,742,664
1,665,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5.000 08/15/26 1,744,001
2,500,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5.000 08/15/27 2,680,188
5,205,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A - AGM Insured
5.000 11/15/24 5,213,420
6,810,000 Houston Higher Education Finance Corporation, Texas, Revenue
Bonds, Rice University, Series 2024
5.000 05/15/34 8,135,952
3,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Series 2024A
5.000 11/15/26 3,159,879

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,065,000 Houston, Texas, General Obligation Bonds, Public Improvement
and Refunding Series 2024B
5.000% 03/01/26 $ 2,136,211
8,800,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5.000 03/01/27 9,110,089
3,125,000 Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023
5.000 02/15/36 3,582,914
3,275,000 Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023
5.000 02/15/37 3,732,841
5,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5.000 09/15/28 5,549,675
6,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5.000 09/15/29 6,783,637
1,500,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/24 1,501,311
1,300,000 Lower Colorado River Authority, Texas, Revenue Bonds,
Refunding Series 2023A
5.000 05/15/26 1,351,020
7,250,000 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project,
Refunding Series 1996, (AMT)
4.250 05/01/30 7,548,366
2,175,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 2,185,099
3,750,000 Mission Economic Development Corporation, Texas, Solid Waste
Disposal Revenue Bonds, Waste Management Inc. Project, Series
2023A, (AMT), (Mandatory Put 7/01/27)
4.250 06/01/48 3,774,756
3,570,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2023A
5.000 01/01/27 3,769,232
6,000,000 (c) North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2024A
5.000 01/01/29 6,601,769
3,200,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2017A
5.000 01/01/27 3,296,051
5,000,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, School Building Series 2015A
4.000 02/15/32 5,001,599
7,000,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Texas Christian University Project,
Refunding & Improvement Series 2024
5.000 03/15/35 8,339,891
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2024
5.000 02/01/30 1,966,555
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates of
Obligation, Taxable Series 2024
5.000 02/01/32 2,013,109
8,940,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2022E, (Mandatory Put 5/15/26)
5.000 11/15/52 9,193,902
2,475,000 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2019A
3.500 07/01/34 2,480,357
4,845,000 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2024C
4.100 01/01/39 4,962,669
3,405,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
1.850 09/01/36 2,639,316
6,000,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas
Supply Revenue Bonds, Series 2023A, (Mandatory Put 1/01/30)
5.500 01/01/54 6,536,085
15,000,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas
Supply Revenue Bonds, Series 2023B, (Mandatory Put 1/01/34)
5.500 01/01/54 17,069,519
2,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.000 12/31/33 2,174,129
2,900,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.000 06/30/34 3,149,109
3,025,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/30 3,166,972
4,005,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/31 4,175,702

Portfolio of Investments September 30, 2024
(continued)
Limited Term
148
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,000,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5.000% 03/15/26 $ 5,180,033
3,130,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5.000 03/15/27 3,321,453
7,500,000 (c) Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5.000 10/01/31 8,656,763
13,330,000 Texas State, General Obligation Bonds, Transportation
Commission Mobility Fund, Refunding Series 2015A
5.000 10/01/32 13,600,071
10,000,000 Texas State, General Obligation Bonds, Transportation
Commission Mobility Fund, Refunding Series 2015B
5.000 10/01/36 10,182,765
5,315,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2024C
5.000 08/15/31 6,006,087
4,000,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5.000 04/01/26 4,150,838
4,355,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5.000 04/01/28 4,736,253
TOTAL TEXAS 324,104,040
UTAH - 0.5%
2,750,000 Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A
5.000 07/01/27 2,943,561
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/26 1,134,852
1,200,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/27 1,258,278
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/28 1,171,781
1,635,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/29 1,767,001
1,470,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/30 1,604,557
5,115,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services
Inc., Series 2020B-2, (Mandatory Put 8/01/26)
5.000 05/15/60 5,273,439
3,605,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4.050 07/01/39 3,676,680
700,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5.000 06/01/26 724,378
1,500,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/30 1,699,318
1,125,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/31 1,292,543
1,375,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/32 1,601,757
3,190,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Subordinate Series 2024
5.000 06/15/30 3,595,789
TOTAL UTAH 27,743,934
VERMONT - 0.1%
1,155,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2.200 11/01/36 947,335
2,875,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4.125 11/01/39 2,952,517
TOTAL VERMONT 3,899,852
VIRGINIA - 1.3%
3,225,000 Charles City County Industrial Development Authority,
Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste
Management, Inc., Series 2002, (AMT)
1.450 04/01/27 2,984,063
8,715,000 Federal Home Loan Mortgage Corporation, Multifamily Variable
Rate Certificates Relating to Municpal Securities Class A Series
2019M-057
2.400 10/15/29 8,386,104
1,500,000 Halifax County Industrial Development Authority, Virginia,
Recovery Zone Facility Revenue Bonds, Virginia Electric & Power
Company Project, Series 2010A, (Mandatory Put 5/28/27)
3.800 12/01/41 1,537,996

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 5,265,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5.000% 07/01/27 $ 5,625,413
7,530,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2019A
5.000 12/01/26 7,954,362
5,350,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2023A
5.000 12/01/35 6,221,271
6,500,000 Southampton County Industrial Development Authority, Virginia,
Revenue Bonds, PRTA-Virginia One LLC Project, Environmental
Improvement Series 2023, (AMT), (Mandatory Put 12/12/24)
4.875 11/01/53 6,498,994
1,800,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4.000 10/01/39 1,833,480
2,720,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4.100 07/01/40 2,774,939
25,095,000 (d) Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 9/02/25)
0.750 10/01/40 24,156,525
TOTAL VIRGINIA 67,973,147
WASHINGTON - 1.7%
7,295,000 King County Public Hospital District 1, Washington, Limited Tax
General Obligation Bonds, Valley Medical Center, Refunding
Series 2016
5.000 12/01/24 7,313,068
1,460,000 King County School District 403 Renton, Washington, General
Obligation Bonds, Series 2023
5.000 12/01/24 1,463,986
7,800,000 King County, Washington, Sewer Revenue Bonds, Refunding
Series 2014B
4.000 07/01/34 7,803,873
3,730,000 Port of Seattle, Washington, Revenue Bonds, Refunding First Lien
Series 2016B, (AMT)
5.000 10/01/28 3,835,863
6,500,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5.000 07/01/27 6,810,426
3,750,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5.000 07/01/28 3,990,606
4,275,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5.000 07/01/31 4,692,226
14,635,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022
5.000 07/01/25 14,888,452
3,410,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/25)
5.000 08/01/49 3,427,140
1,310,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
Fred Hutchinson Cancer Research Center, Series 2015, (ETM)
5.000 01/01/25 1,315,119
6,145,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B
5.000 08/15/27 6,241,947
1,625,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/25 1,655,184
2,910,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/26 3,017,511
3,055,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/27 3,224,165
2,360,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/28 2,528,164
50,000 (b) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Eliseo Project, Refunding Ser
2021B-2. TEMPS-60. TAX-EXEMPT MANDATORY PAYDOWN
SECURITIES-60
2.125 07/01/27 47,281
3,755,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2.000 12/01/36 2,984,776
1,500,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2.250 12/01/36 1,237,993
3,685,963 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-1
Class A
3.500 12/20/35 3,524,309

Portfolio of Investments September 30, 2024
(continued)
Limited Term
150
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 8,430,000 Washington State, General Obligation Bonds, Refunding Motor
Vehicle Fuel Tax, Series R-2020D
5.000% 07/01/26 $ 8,823,465
TOTAL WASHINGTON 88,825,554
WEST VIRGINIA - 0.8%
2,500,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Refunidng Series 2015A, (Mandatory Put 6/15/28)
3.375 03/01/40 2,513,348
7,095,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Series 2010, (Mandatory Put 12/15/25)
0.625 12/01/38 6,766,430
6,875,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Series 2011A, (AMT), (Mandatory Put 9/01/25)
1.000 01/01/41 6,657,992
10,000,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Seriess 2009A, (Mandatory Put 6/01/25)
3.750 12/01/42 10,023,881
14,810,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Wheeling Power Company -
Mitchell Project, Refunding Series 2013A, (AMT), (Mandatory Put
6/18/27)
3.000 06/01/37 14,580,307
2,120,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5.000 09/01/27 2,122,700
1,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5.000 09/01/28 1,001,261
TOTAL WEST VIRGINIA 43,665,919
WISCONSIN - 2.6%
1,385,000 Dodge County, Wisconsin, General Obligation Bonds, Refunding
Series 2022A
3.000 03/01/25 1,382,118
1,385,000 Dodge County, Wisconsin, General Obligation Bonds, Refunding
Series 2022A
3.000 03/01/26 1,387,929
2,460,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, School Building & Facility
Improvement Series 2023
4.000 03/01/36 2,541,814
6,435,000 Madison, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2023A
5.000 10/01/26 6,764,843
9,750,000 Madison, Wisconsin, Industrial Development Revenue Refunding
Bonds, Madison Gas and Electric Company Projects, Series
2020A
3.750 10/01/27 9,878,711
4,365,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2.000 03/01/25 4,328,642
3,665,000 Milwaukee Area Technical College District, Wisconsin, General
Obligation Promissory Notes, Series 2023-24C
5.000 06/01/26 3,818,223
10,030,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
(Mandatory Put 10/01/26)
3.300 10/01/46 10,056,809
12,305,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-3, (Mandatory Put 6/01/26)
1.100 07/01/29 11,759,796
4,000,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-4, (Mandatory Put 6/01/26)
1.100 04/01/33 3,822,770
2,500,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2017A-3, (Mandatory Put 11/01/24)
4.250 09/01/27 2,499,479
2,250,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.050 11/01/30 2,252,331
5,000,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.300 11/01/30 5,024,171
7,055,000 University of Wisconsin Hospitals and Clinics Authority, Revenue
Bonds, Sustainability Series 2002B, (Mandatory Put 10/01/31)
5.000 04/01/54 7,920,198
3,830,000 Waushara County, Wisconsin Note Anticipation Notes, Series
2022A
4.500 06/01/27 3,877,238

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 4,015,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series
2018C-1, (Mandatory Put 7/29/26)
5.000% 08/15/54 $ 4,121,027
5,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series
2020B-2, (Mandatory Put 2/15/27)
5.000 02/15/51 5,142,642
3,410,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group,
Refunding Series 2015
3.375 08/15/29 3,409,547
50,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, TEMPS 85
Series 2019B-1
2.825 11/01/28 48,503
1,770,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2.200 03/01/31 1,595,934
1,785,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2.200 09/01/31 1,593,724
4,950,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2.500 09/01/34 4,387,009
4,235,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023B, (Mandatory Put
11/01/26)
3.750 05/01/54 4,250,750
1,745,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put 5/01/27)
3.875 11/01/54 1,762,054
6,000,000 (c) Wisconsin State, General Obligation Bonds, Refunding Forward
Delivery Series 2025-2
5.000 05/01/27 6,318,697
2,130,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5.000 05/01/27 2,271,994
9,750,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5.000 05/01/28 10,647,156
11,400,000 Wisconsin State, Transportation Revenue Bonds, Refunding
Series 2024-2
5.000 07/01/26 11,910,050
TOTAL WISCONSIN 134,774,159
WYOMING - 0.6%
20,555,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1.700 07/15/26 19,898,882
2,510,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2019 Series 3
2.450 12/01/34 2,154,170
1,310,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 1
2.625 12/01/35 1,147,821
2,575,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 2
2.100 12/01/35 2,136,005
5,375,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2021 Series 3
2.000 12/01/36 4,272,482
TOTAL WYOMING 29,609,360
TOTAL MUNICIPAL BONDS
(Cost $5,099,007,197) 5,030,294,476
TOTAL LONG-TERM INVESTMENTS
(Cost $5,099,007,197) 5,030,294,476

Portfolio of Investments September 30, 2024
(continued)
Limited Term
152
Investments in Derivatives
Total Return Swaps - OTC Uncleared
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.1%
X 7,000,000 MUNICIPAL BONDS - 0.1% X 7,000,000
MARYLAND - 0.1%
$ 7,000,000 (h) Maryland Health and Higher Educational Facilities Authority,
Pooled Loan Program Revenue Bonds, Series 1985A
2.940% 04/01/35 $ 7,000,000
TOTAL MARYLAND 7,000,000
TOTAL MUNICIPAL BONDS
(Cost $7,000,000) 7,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,000,000) 7,000,000
TOTAL INVESTMENTS - 97.4%
(Cost $5,106,007,197 ) 5,037,294,476
OTHER ASSETS & LIABILITIES, NET -  2.6% 133,562,167
NET ASSETS - 100% $ 5,170,856,643
Fund Unrealized
Pay/ Underlying Pay/Receive Floating Payment Maturity Notional Appreciation
Counterparty Receive (i) Reference Units Floating Rate Rate Frequency Date Amount (Depreciation)
Toronto-Dominion Bank Pay TDCENRGY Index (j) (80,539) Receive SOFR minus 0.60% Maturity Date 3/9/26 $ (10,483,874) $(2,145,346)
Toronto-Dominion Bank Pay TDCENRGY Index (j) (80,126) Receive SOFR minus 0.60% Maturity Date 3/9/26 (10,430,114) (2,540,986)
Toronto-Dominion Bank Pay TDCENRGY Index (j) (107,385) Receive SOFR minus 0.60% Maturity Date 3/9/26 (13,978,456) (3,460,058)
Toronto-Dominion Bank Pay TDCENRGY Index (j) (106,229) Receive SOFR minus 0.60% Maturity Date 3/9/26 (13,827,978) (3,499,305)
Toronto-Dominion Bank Pay TDCENRGY Index (j) (106,807) Receive SOFR minus 0.60% Maturity Date 3/9/26 (13,903,217) (3,728,200)
Toronto-Dominion Bank Pay TDCENRGY Index (j) (86,100) Receive SOFR minus 0.60% Maturity Date 3/9/26 (11,207,758) (3,022,521)
Total $(73,831,397) $(18,396,416)
(a) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $97,557,764 or 1.9% of Total Investments.
(c) When-issued or delayed delivery security.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(i) Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(j) The following table represents the individual positions within each Toronto-Dominion Bank total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (76,873) $(1,542,067) 14.7%
Brookfield Renewable Corp (5,754) (187,910) 1.8%
Clearway Energy Inc (1,503) (46,107) 0.4%
Constellation Energy Corp (11,949) (3,107,001) 29.6%
Innergex Renewable Energy Inc (3,501) (36,651) 0.3%
NextEra Energy Inc (5,185) (438,300) 4.2%
Northland Power Inc (7,052) (164,516) 1.6%
Public Service Enterprise Group Inc (17,562) (1,566,695) 14.9%
Vistra Corp (28,637) (3,394,626) 32.4%
Total $(10,483,874) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (76,479) $(1,534,159) 14.7%
Brookfield Renewable Corp (5,724) (186,946) 1.8%

Clearway Energy Inc (1,495) (45,871) 0.4%
Constellation Energy Corp (11,888) (3,091,069) 29.6%
Innergex Renewable Energy Inc (3,483) (36,463) 0.3%
NextEra Energy Inc (5,159) (436,053) 4.2%
Northland Power Inc (7,016) (163,672) 1.6%
Public Service Enterprise Group Inc (17,472) (1,558,661) 14.9%
Vistra Corp (28,490) (3,377,219) 32.4%
Total $(10,430,114) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (102,497) $(2,056,083) 14.7%
Brookfield Renewable Corp (7,671) (250,546) 1.8%
Clearway Energy Inc (2,004) (61,476) 0.4%
Constellation Energy Corp (15,932) (4,142,656) 29.6%
Innergex Renewable Energy Inc (4,667) (48,868) 0.3%
NextEra Energy Inc (6,914) (584,398) 4.2%
Northland Power Inc (9,402) (219,354) 1.6%
Public Service Enterprise Group Inc (23,416) (2,088,921) 14.9%
Vistra Corp (38,183) (4,526,155) 32.4%
Total $(13,978,456) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (101,393) $(2,033,949) 14.7%
Brookfield Renewable Corp (7,589) (247,849) 1.8%
Clearway Energy Inc (1,982) (60,814) 0.4%
Constellation Energy Corp (15,761) (4,098,060) 29.6%
Innergex Renewable Energy Inc (4,617) (48,342) 0.3%
NextEra Energy Inc (6,839) (578,107) 4.2%
Northland Power Inc (9,301) (216,993) 1.6%
Public Service Enterprise Group Inc (23,164) (2,066,433) 14.9%
Vistra Corp (37,771) (4,477,431) 32.4%
Total $(13,827,978) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (101,945) $(2,045,016) 14.7%
Brookfield Renewable Corp (7,630) (249,197) 1.8%
Clearway Energy Inc (1,993) (61,145) 0.4%
Constellation Energy Corp (15,846) (4,120,358) 29.6%
Innergex Renewable Energy Inc (4,642) (48,605) 0.3%
NextEra Energy Inc (6,876) (581,253) 4.2%
Northland Power Inc (9,352) (218,173) 1.6%
Public Service Enterprise Group Inc (23,290) (2,077,677) 14.9%
Vistra Corp (37,977) (4,501,793) 32.4%
Total $(13,903,217) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (82,181) $(1,648,542) 14.7%
Brookfield Renewable Corp (6,151) (200,885) 1.8%
Clearway Energy Inc (1,607) (49,291) 0.4%
Constellation Energy Corp (12,774) (3,321,531) 29.6%
Innergex Renewable Energy Inc (3,742) (39,182) 0.3%
NextEra Energy Inc (5,543) (468,564) 4.2%
Northland Power Inc (7,539) (175,876) 1.6%
Public Service Enterprise Group Inc (18,774) (1,674,871) 14.9%
Vistra Corp (30,614) (3,629,016) 32.4%
Total $(11,207,758) 100%
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR Secured Overnight Financing Rate
See Notes to Financial Statements

Portfolio of Investments September 30, 2024
Short Term
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.4%
X 426,265,209 MUNICIPAL BONDS - 100 .4 % X 426,265,209
ALABAMA - 3.9%
$ 4,170,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)
4 .000% 12/01/49 $ 4,194,435
1,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-1
5 .000 06/01/27 1,041,890
1,600,000 Energy Southeast Cooperative District, Alabama, Energy Supply
Revenue Bonds, Fixed Rate Series 2023B-1
5 .500 11/01/27 1,691,030
1,000,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/27 1,062,162
2,850,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4 .000 12/01/50 2,866,756
1,795,000 Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/25)
1 .000 06/01/34 1,761,195
1,500,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A
5 .000 04/01/28 1,585,248
1,270,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1
5 .000 12/01/26 1,304,901
1,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1
5 .000 08/01/25 1,013,134
TOTAL ALABAMA 16,520,751
ALASKA - 0.7%
815,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .250 12/01/27 831,092
1,000,000 Alaska Housing Finance Corporation, General Obligation Bonds,
State Capital Project II, Series 2024A
5 .000 12/01/27 1,072,605
1,000,000 Alaska State, General Obligation Bonds, Refunding Series 2024B 5 .000 08/01/27 1,071,949
TOTAL ALASKA 2,975,646
ARIZONA - 3.3%
650,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 658,182
500,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 506,713
2,385,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 2,454,946
1,000,000 Coconino County, Arizona, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017B,
(Mandatory Put 3/31/26)
3 .750 03/01/39 1,002,827
625,000 Kyrene Elementary School District 28, Maricopa County, Arizona,
School Improvement Bonds, Project 2017, Series 2023D
5 .000 07/01/26 652,415
500,000 Kyrene Elementary School District 28, Maricopa County, Arizona,
School Improvement Bonds, Project 2017, Series 2023D
5 .000 07/01/27 535,193
300,000 Kyrene Elementary School District 28, Maricopa County, Arizona,
School Improvement Bonds, Project 2017, Series 2023D
5 .000 07/01/28 327,910
7,550,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019D, (Mandatory Put
5/15/26)
5 .000 01/01/46 7,797,526
TOTAL ARIZONA 13,935,712
CALIFORNIA - 2.9%
1,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E-1
5 .000 09/01/27 1,045,558
1,750,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B
5 .000 12/01/27 1,832,468
1,550,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2022A,
(AMT), (Mandatory Put 10/01/25)
4 .125 10/01/41 1,558,987

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2016B, (AMT)
5 .000% 05/15/27 $ 2,063,633
1,160,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Refunding Subordinate Series 2020C, (AMT)
5 .000 07/01/25 1,174,802
2,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/26 2,070,637
2,730,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019H, (AMT)
5 .000 05/01/25 2,755,509
TOTAL CALIFORNIA 12,501,594
COLORADO - 7.5%
660,000 (a) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
3 .375 12/01/26 646,302
100,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Aspen View Academy Project, Series 2021
4 .000 05/01/26 99,900
620,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, (Pre-refunded
11/19/26)
5 .000 11/15/49 651,871
1,750,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2016C,
(Mandatory Put 11/15/26)
5 .000 11/15/36 1,829,189
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/26 520,491
2,255,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)
5 .000 08/01/49 2,304,807
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .000 11/01/24 1,001,146
13,820,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (Mandatory Put
8/17/26)
5 .000 05/15/62 14,278,690
750,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
5 .000 11/01/24 750,910
1,000,000 Colorado State Education Loan Program, Tax and Revenue
Anticipation Notes, Series 2024A
5 .000 06/30/25 1,016,059
2,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .000 11/15/25 2,043,124
3,500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .250 11/15/26 3,671,110
2,055,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/27 2,172,732
290,000 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Series 2022A - BAM
Insured
5 .000 12/01/26 301,717
100,000 Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A - BAM Insured
5 .000 12/01/25 102,425
510,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023 -
AGM Insured
5 .000 12/01/27 536,854
TOTAL COLORADO 31,927,327
CONNECTICUT - 1.1%
1,150,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Forward Delivery Series
2021C
5 .000 01/01/27 1,215,994
3,340,000 University of Connecticut, General Obligation Bonds, Refunding
Series 2023A
5 .000 08/15/27 3,575,925
TOTAL CONNECTICUT 4,791,919

Portfolio of Investments September 30, 2024
(continued)
Short Term
156
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 3.2%
$ 6,005,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, (AMT)
5 .000% 10/01/26 $ 6,211,500
4,480,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2022A, (AMT)
5 .000 10/01/24 4,480,000
1,700,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2022A, (AMT)
5 .000 10/01/25 1,730,567
1,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/25 1,017,980
TOTAL DISTRICT OF COLUMBIA 13,440,047
FLORIDA - 3.1%
3,000,000 Broward County School Board, Florida, Certificates of
Participation, Series 2015A
5 .000 07/01/25 3,047,011
2,920,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8 .250 07/01/57 3,007,366
1,035,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT)
5 .000 10/01/25 1,052,791
500,000 Miami, Florida, Special Obligation Non-Ad Valorem Revenue
Bonds, New Administrative Building Series 2023A
5 .000 03/01/27 530,580
2,600,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT)
5 .000 10/01/26 2,699,647
2,495,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series 2021C,
(Mandatory Put 11/15/26)
5 .000 11/15/52 2,607,901
TOTAL FLORIDA 12,945,296
GEORGIA - 2.0%
1,345,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/25 1,362,363
2,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 2,025,134
1,295,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C
4 .000 11/01/24 1,294,024
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5 .000 06/01/26 1,029,054
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5 .000 06/01/27 1,046,838
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023D
5 .000 12/01/26 1,039,336
725,000 Wayne County School District, Georgia, General Obligation Sales
Tax Bonds, Series 2023
5 .250 09/01/27 783,143
TOTAL GEORGIA 8,579,892
HAWAII - 0.5%
2,080,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific Health Obligated Group, Series
2023C
5 .000 07/01/28 2,249,415
TOTAL HAWAII 2,249,415
ILLINOIS - 7.9%
425,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A
0 .000 12/01/25 407,402
1,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2022C
5 .000 01/01/25 1,003,429
1,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Second Lien Series 2016A
5 .000 01/01/26 1,021,131
3,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/27 3,113,250
545,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/26 556,516
1,165,000 Cook County School District 78 Rosemont, Illinois, General
Obligation Bonds, Series 2020 - AGM Insured
5 .000 12/01/26 1,216,808
800,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2021A
5 .000 11/15/25 818,141

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 400,000 Illinois Finance Authority, Health Services Facility Lease Revenue
Bonds, Provident Group - UIC Surgery Center, LLC - University of
Illinois Health Services Facility Project, Series 2020
5 .000% 10/01/24 $ 400,000
400,000 Illinois Finance Authority, Health Services Facility Lease Revenue
Bonds, Provident Group - UIC Surgery Center, LLC - University of
Illinois Health Services Facility Project, Series 2020
5 .000 10/01/25 405,849
3,625,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2020B-1, (Mandatory Put 11/15/24)
5 .000 05/15/50 3,631,546
1,145,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, (Mandatory Put 8/15/25)
5 .000 08/15/52 1,157,361
4,365,000 Illinois State, General Obligation Bonds, May Refunding Series
2023D
5 .000 07/01/25 4,429,460
745,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/24 745,990
495,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/25 505,835
2,520,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/26 2,635,008
75,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/27 79,965
3,250,000 Illinois State, General Obligation Bonds, Refunding June Series
2022B
5 .000 03/01/25 3,274,754
2,000,000 (c) Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/26 2,055,364
2,200,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation September Series 2021C
5 .000 06/15/27 2,319,808
400,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5 .000 10/01/27 424,391
485,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5 .000 10/01/28 522,019
1,010,000 (b) Will County Community Unit School District 201-U Crete-Monee,
Illinois, General Obligation Bonds, Capital Appreciation Series
2005 - NPFG Insured, (ETM)
0 .000 11/01/25 977,537
1,085,000 Will County School District 86, Joliet, Illinois, General Obligation
Bonds, School Series 2023 - BAM Insured
5 .000 03/01/26 1,118,582
700,000 Will County School District 86, Joliet, Illinois, General Obligation
Bonds, School Series 2023 - BAM Insured
5 .000 03/01/28 748,704
TOTAL ILLINOIS 33,568,850
INDIANA - 1.2%
500,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax
Series 2023
5 .000 07/15/26 520,889
500,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax
Series 2023
5 .000 07/15/27 532,342
500,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax
Series 2023
5 .000 01/15/28 537,464
1,400,000 Crown Point Multi-School Building Corporation, Indiana, First
Mortgage Bonds, Crown Point Community School Corporation,
Series 2021
5 .000 01/15/26 1,441,778
700,000 Indiana Finance Authority, Hospital Revenue Bonds, Marion
General Hospital Project, Series 2021A
5 .000 07/01/26 722,300
400,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5 .000 01/15/27 420,788
1,000,000 Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4 .250 09/01/55 1,022,357
TOTAL INDIANA 5,197,918
IOWA - 0.0%
115,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
4 .000 09/01/25 113,484
TOTAL IOWA 113,484
KANSAS - 0.3%
1,055,000 Wyandotte County-Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Improvement Series 2016A
5 .000 09/01/26 1,074,573
TOTAL KANSAS 1,074,573

Portfolio of Investments September 30, 2024
(continued)
Short Term
158
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 1.6%
$ 705,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding Series
2024A
5 .000% 09/01/26 $ 738,160
525,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 128, Series 2023A
5 .000 11/01/27 563,301
1,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 130, Series 2024B
5 .000 11/01/25 1,025,143
3,500,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2019C-1, (Mandatory Put 2/01/28)
4 .000 02/01/50 3,564,634
1,000,000 Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project Series 2023A, (AMT),
(Mandatory Put 6/01/27)
4 .700 06/01/54 1,010,601
TOTAL KENTUCKY 6,901,839
LOUISIANA - 1.9%
3,300,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Insurance
Assessment Revenue Bonds, Louisiana Insurance Guaranty
Association Project, Series 2022B
5 .000 08/15/25 3,356,600
3,250,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Insurance
Assessment Revenue Bonds, Louisiana Insurance Guaranty
Association Project, Series 2022B
5 .000 08/15/26 3,382,943
1,480,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4 .050 06/01/37 1,496,399
TOTAL LOUISIANA 8,235,942
MARYLAND - 0.3%
1,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2024
5 .000 02/01/27 1,060,449
TOTAL MARYLAND 1,060,449
MASSACHUSETTS - 2.7%
210,000 Massachusetts Development Finance Agency, Revenue Bonds,
Williams College, Series 2011N, (Mandatory Put 7/01/25)
0 .450 07/01/41 204,413
880,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue L, Senior Series 2020B, (AMT)
5 .000 07/01/25 892,803
1,850,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M Senior Series 2022B, (AMT)
5 .000 07/01/25 1,876,916
1,950,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M, Senior Series 2021B, (AMT)
5 .000 07/01/27 2,038,935
1,075,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M, Taxable Senior Series 2021B, (AMT)
5 .000 07/01/25 1,090,641
5,000,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A,
(AMT)
5 .000 07/01/26 5,181,799
TOTAL MASSACHUSETTS 11,285,507
MICHIGAN - 1.1%
1,000,000 Michigan Finance Authority, State Aid Revenue Notes, Series
2024A-1
5 .000 07/21/25 1,015,588
515,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 516,460
2,910,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3 .350 10/01/49 2,910,845
TOTAL MICHIGAN 4,442,893
MINNESOTA - 5.5%
145,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase II Project,
Series 2021
4 .000 09/01/25 145,099
690,000 Becker Independent School District 726, Minnesota, General
Obligation Bonds, School Building Series 2022A
0 .000 02/01/26 661,001
1,100,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
4 .375 08/01/29 1,117,913

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 460,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000% 07/01/33 $ 460,581
595,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 641,903
1,315,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health
System, Refunding Series 2017A
5 .000 11/15/25 1,340,284
1,530,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series
2016A
5 .000 01/01/26 1,574,871
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/26 2,044,981
1,035,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/25 1,038,003
5,000,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/27)
4 .000 12/01/52 5,069,361
1,175,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2020A
5 .000 08/01/25 1,196,955
310,000 Montrose, Minnesota, General Obligation Bonds, Series 2021A 2 .000 02/01/25 307,851
750,000 Moorhead, Minnesota, General Obligation Bonds, Improvement
Series 2022A
5 .000 02/01/26 773,949
500,000 Mounds View, Minnesota, Multifamily Housing Revenue Bonds,
Sherman Forbes Project Series 2023A, (Mandatory Put 11/01/24)
4 .050 11/01/26 499,817
250,000 Mountain Lake, Minnesota, General Obligation Bonds, Series
2021A
2 .000 12/15/25 246,402
405,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5 .000 02/01/25 405,862
425,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5 .000 02/01/26 433,772
500,000 Northern Municipal Power Agency, Minnesota, Electric System
Revenue Bonds, Refunding Series 2016
5 .000 01/01/26 513,355
1,905,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A
5 .000 05/01/27 1,970,853
170,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Refunding Series 2021A
2 .000 09/01/26 163,481
175,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/27 183,670
550,000 Shakopee Independent School District 720, Scott County,
Minnesota, Certificates of Participation, Series 2021B
4 .000 02/01/25 550,725
300,000 Shakopee Independent School District 720, Scott County,
Minnesota, Certificates of Participation, Series 2021B
4 .000 02/01/26 303,387
1,225,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A - NPFG Insured
0 .000 01/01/26 1,173,192
400,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3 .000 08/01/25 397,419
TOTAL MINNESOTA 23,214,687
MISSISSIPPI - 0.8%
1,000,000 (c) Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series 2024A
5 .000 01/01/28 1,077,079
1,410,000 Mississippi Development Bank, Special Obligation Bonds,
Municipal Energy Agency of Mississippi, Power Supply Project,
Refunding Series 2015A - AGM Insured
5 .000 03/01/28 1,448,046
1,000,000 Warren County, Mississippi, Environmental Improvement
Revenue Bonds, International Paper Company Project, Refunding
Series 2020B, (AMT), (Mandatory Put 6/16/25)
1 .600 08/01/27 983,587
TOTAL MISSISSIPPI 3,508,712

Portfolio of Investments September 30, 2024
(continued)
Short Term
160
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 2.9%
$ 1,000,000 Kansas City Planned Industrial Expansion Authority, Missouri,
Multifamily Housing Revenue Bonds, The Depot on Old Santa Fe
Series 2023, (Mandatory Put 7/01/27)
5 .000% 07/01/45 $ 1,044,690
100,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 92,220
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 922,194
2,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 2,544,383
250,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lake Regional Health System, Series 2021
5 .000 02/15/26 253,411
260,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/25 261,286
285,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .200 11/01/26 286,661
500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .250 05/01/27 506,868
300,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .300 11/01/27 302,230
500,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities,
Series 2022
5 .000 12/01/26 525,574
725,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/24 724,260
630,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/26 634,767
1,120,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2022, (AMT)
5 .000 07/01/25 1,134,208
1,170,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2022, (AMT)
5 .000 07/01/26 1,211,119
1,630,000 Springfield, Missouri, Special Obligation Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/26 1,678,833
TOTAL MISSOURI 12,122,704
NEBRASKA - 1.9%
175,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2020A
5 .000 11/15/25 178,657
3,635,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2020B, (Mandatory Put 11/15/25)
5 .000 11/15/53 3,684,141
2,710,000 Metropolitan Utilities District of Omaha, Nebraska, Gas System
Revenue Bonds, Series 2023
5 .000 12/01/26 2,860,367
1,110,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5 .000 12/15/27 1,139,521
TOTAL NEBRASKA 7,862,686
NEVADA - 0.5%
1,305,000 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2018B - AGM Insured
5 .000 06/15/27 1,392,897
365,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 816 Summerlin Village 22, Series 2021
2 .000 06/01/25 359,346
500,000 Nevada Housing Division, Multi-Unit Housing Revenue Bonds,
Wood Creek Apartments Project, Series 2022, (Mandatory Put
12/01/24)
5 .000 12/01/25 501,069
TOTAL NEVADA 2,253,312

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 0.4%
$ 1,105,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015B, (Mandatory
Put 8/03/27)
3 .300% 06/01/40 $ 1,118,235
500,000 New Hampshire Housing Finance Authority, Multi-Family Housing
Revenue Bonds, Series 2024-2
3 .150 07/01/27 502,192
TOTAL NEW HAMPSHIRE 1,620,427
NEW JERSEY - 1.8%
1,155,000 Cherry Hill Township School District, Camden County, New
Jersey, General Obligation Bonds, Series 2022
3 .000 08/01/25 1,156,271
1,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR
5 .000 03/01/25 1,007,656
500,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2022A,
(AMT)
5 .000 12/01/24 501,145
600,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2022A,
(AMT)
5 .000 12/01/25 611,430
1,275,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 12/01/26 1,318,919
2,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2021A
5 .000 06/15/26 2,600,696
500,000 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Philadelphia Electric Company
Project Series 1993A, (AMT)
4 .450 03/01/25 501,325
TOTAL NEW JERSEY 7,697,442
NEW MEXICO - 1.1%
3,510,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series 2019B,
(Mandatory Put 8/01/25)
5 .000 08/01/49 3,559,869
1,000,000 New Mexico Municipal Energy Acquisition Authority, Gas Supply
Revenue Bonds, Refunding & Aquisition Sub-Series 2019A,
(Mandatory Put 5/01/25)
5 .000 11/01/39 1,009,574
TOTAL NEW MEXICO 4,569,443
NEW YORK - 3.7%
600,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
5 .000 12/01/24 600,727
2,615,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1
5 .000 11/01/27 2,816,258
1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1
5 .000 11/01/27 1,076,963
1,285,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series 1
5 .000 08/01/25 1,307,943
1,875,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series 1
5 .000 08/01/26 1,961,112
1,290,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series A
5 .000 08/01/27 1,381,714
1,000,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/27 1,082,903
2,895,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5 .000 12/01/26 3,014,441
2,000,000 Rochester, New York, General Obligation Bonds, Bond
Anticipation Notes Series 2024-III
5 .000 07/31/25 2,033,783
325,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bond Anticipation Notes, Series 2022B
5 .000 12/16/24 326,204
TOTAL NEW YORK 15,602,048

Portfolio of Investments September 30, 2024
(continued)
Short Term
162
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 1.6%
$ 1,000,000 (c) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55C, (Mandatory
Put 1/15/26)
1 .000% 07/01/56 $ 999,746
500,000 (c) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 56, (Mandatory Put
7/15/25)
1 .000 07/01/48 499,935
2,000,000 North Carolina Medical Care Commission, Hospital Revenue
Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A,
(Mandatory Put 2/01/26)
5 .000 02/01/51 2,052,180
1,355,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5 .000 01/01/26 1,391,866
1,700,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5 .000 01/01/27 1,787,612
TOTAL NORTH CAROLINA 6,731,339
NORTH DAKOTA - 0.1%
350,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds, Refunding
Series 2024A
3 .450 04/01/27 352,495
215,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
5 .000 12/01/25 217,078
TOTAL NORTH DAKOTA 569,573
OHIO - 3.0%
1,240,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Revenue Bonds, Children's Hospital Medical Center,
Refunding Series 2022A
5 .000 11/15/24 1,241,990
1,440,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Revenue Bonds, Children's Hospital Medical Center,
Refunding Series 2022A
5 .000 11/15/25 1,470,889
1,000,000 Cleveland, Ohio, Airport System Revenue Bonds, Series 2018A,
(AMT)
5 .000 01/01/27 1,039,295
250,000 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural
Facility Revenue Bonds, The Cleveland Museum of Natural
History Project, Series 2021
5 .000 07/01/26 259,220
2,000,000 Franklin County, Ohio, Revenue Bonds, CHE Trinity Health
Credit Group, Variable Rate Demand Obligation Series 2013,
(Mandatory Put 11/01/24)
3 .500 12/01/46 1,999,413
1,165,000 (a) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 1,195,778
2,425,000 Kent State University, Ohio, General Receipts Bonds, Series 2016 5 .000 05/01/26 2,516,798
1,430,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2014C, (AMT)
3 .700 12/01/27 1,435,659
1,000,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dayton Power & Light Company Project, Refunding Collateralized
Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 1,026,774
360,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Variable Rate Series 2020B, (Mandatory Put 1/15/25)
5 .000 01/15/50 361,528
TOTAL OHIO 12,547,344
OKLAHOMA - 1.3%
3,530,000 Canadian County Independent School District 69, Mustang,
Oklahoma, General Obligation Bond, Combined Purpose Series
2023
4 .000 06/01/25 3,551,629
1,425,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Norman Public
Schools Project, Series 2023C
5 .000 06/01/28 1,534,517
605,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5 .000 09/01/26 629,988
TOTAL OKLAHOMA 5,716,134

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 2.1%
$ 450,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services Project, Refunding Series 2020A
5 .000% 10/01/24 $ 450,000
300,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/25 304,091
1,000,000 Salem-Keizer School District 24J, Marion and Polk Counties,
Oregon, General Obligation Bonds, Series 2009B
0 .000 06/15/27 926,490
6,730,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5 .000 06/15/26 7,010,924
TOTAL OREGON 8,691,505
PENNSYLVANIA - 1.4%
1,600,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/26 1,637,966
425,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .000 12/01/24 426,153
525,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .000 12/01/25 539,566
2,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/25 2,023,140
1,365,000 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2023
5 .000 02/15/29 1,511,327
TOTAL PENNSYLVANIA 6,138,152
PUERTO RICO - 1.4%
1,425,000 (b) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3 .550 11/15/30 1,443,495
198,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/27 179,150
101,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/29 84,668
3,270,637 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .375 07/01/25 3,290,128
520,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 543,126
527,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 569,404
TOTAL PUERTO RICO 6,109,971
SOUTH DAKOTA - 0.3%
700,000 Minnehaha County, South Dakota, Certificates of Participation,
Limited Tax Series 2023A
5 .000 12/01/24 701,793
400,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024C
3 .300 11/01/29 403,186
TOTAL SOUTH DAKOTA 1,104,979
TENNESSEE - 2.7%
100,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/28 108,239
1,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/28 1,083,680
255,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/26 263,962
885,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Improvement Series 2015B, (AMT)
5 .000 07/01/26 894,941
9,000,000 Tennessee State, General Obligation Bonds, Series 2023A 5 .000 05/01/25 9,113,876
TOTAL TENNESSEE 11,464,698

Portfolio of Investments September 30, 2024
(continued)
Short Term
164
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS - 12.7%
$ 1,000,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000% 11/15/25 $ 1,020,449
1,250,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000 11/15/27 1,320,676
600,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5 .000 02/15/25 603,890
625,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5 .000 02/15/26 644,516
400,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5 .000 02/15/27 422,968
500,000 Brazos Higher Education Authority Inc., Texas, Student Loan
Program Revenue Bonds, Senior Series 2020-1A, (AMT)
5 .000 04/01/25 503,214
5,890,000 (b) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5 .000 01/01/45 5,980,096
555,000 Chapel Hill Independent School District, Smith County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/26 572,786
1,000,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5 .000 02/15/27 1,057,184
1,450,000 Dickinson Independent School District, Galveston County, Texas,
General Obligation Bonds, Refunding Series 2023A
5 .000 02/15/27 1,539,466
1,230,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5 .000 03/01/27 1,303,440
1,815,000 Fort Worth Independent School District, Tarrant County, Texas,
General Obligation Bonds, Refunding Series 2019B
5 .000 02/15/25 1,828,122
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/15/27 528,947
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/15/28 540,046
2,045,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2019A
5 .000 12/01/25 2,096,975
5,675,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2019B-3, (Mandatory Put 12/01/26)
5 .000 07/01/49 5,954,234
500,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000 09/15/27 537,088
3,630,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018C, (AMT)
5 .000 07/01/26 3,754,430
1,025,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5 .000 03/01/27 1,061,118
850,000 Hunt Memorial Hospital District, Hunt County, Texas, General
Obligation Bonds, Refunding & Improvment Series 2020
5 .000 02/15/26 869,369
1,000,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/28 1,097,859
400,000 Lake Houston Redevelopment Authority, Texas, Tax Increment
Contract Revenue Bonds, Series 2021
5 .000 09/01/25 403,753
740,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Series 2017, (AMT)
5 .000 11/01/24 740,647
3,435,000 Lubbock, Texas, General Obligation Bonds, Tax & Waterworks
System Surplus Revenue Certificates of Obligation, Series 2015
5 .000 02/15/25 3,458,552
1,200,000 McKinney Independent School District, Collin County, Texas,
General Obligation Bonds, Refunding & School Building Series
2021
5 .000 02/15/27 1,270,614
2,235,000 Midlothian Independent School District, Ellis County, Texas,
General Obligation Bonds, School Building Series 2020
5 .000 02/15/26 2,306,929
1,250,000 Mission Economic Development Corporation, Texas, Solid Waste
Disposal Revenue Bonds, Waste Management Inc. Project, Series
2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 1,258,252
1,785,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2023A
5 .000 01/01/27 1,884,616
315,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
1 .875 01/01/26 307,172

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 San Antonio, Texas, General Obligation Bonds, Tax Notes Series
2024
5 .000% 02/01/27 $ 1,058,576
555,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2022E, (Mandatory Put 5/15/26)
5 .000 11/15/52 570,762
3,400,000 Texas Municipal Gas Acquisition and Supply Corporation III, Gas
Supply Revenue Bonds, Refunding Series 2021
5 .000 12/15/24 3,409,093
1,055,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/31 1,192,177
2,850,000 (b) Ysleta Independent School District, El Paso County, Texas,
General Obligation Bonds, Series 2016, (Pre-refunded 8/15/25)
5 .000 08/15/32 2,906,972
TOTAL TEXAS 54,004,988
UTAH - 0.7%
2,190,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2021A, (AMT)
5 .000 07/01/25 2,214,526
750,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .000 07/01/25 758,399
TOTAL UTAH 2,972,925
VIRGIN ISLANDS - 0.6%
1,000,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/25 1,016,398
1,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/26 1,698,341
TOTAL VIRGIN ISLANDS 2,714,739
VIRGINIA - 1.6%
3,175,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5 .000 07/01/27 3,392,343
1,180,000 Southampton County Industrial Development Authority, Virginia,
Revenue Bonds, PRTA-Virginia One LLC Project, Environmental
Improvement Series 2023, (AMT), (Mandatory Put 12/12/24)
4 .875 11/01/53 1,179,817
2,225,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-II, (Mandatory Put 7/01/25)
3 .900 07/01/55 2,225,410
TOTAL VIRGINIA 6,797,570
WASHINGTON - 2.9%
2,525,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2015C, (AMT)
5 .000 04/01/26 2,527,407
2,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/25 2,017,069
1,550,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/27 1,619,572
5,275,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, (Mandatory Put 8/01/26)
5 .000 08/01/49 5,392,206
760,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/25 774,117
TOTAL WASHINGTON 12,330,371
WEST VIRGINIA - 0.2%
400,000 (c) West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5 .000 11/01/27 424,950
500,000 (c) West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5 .000 11/01/28 539,445
TOTAL WEST VIRGINIA 964,395
WISCONSIN - 3.9%
625,000 Kenosha, Wisconsin, General Obligation Promissory Notes Series
2020A
2 .000 05/01/25 618,856
1,250,000 Kenosha, Wisconsin, General Obligation Promissory Notes Series
2021B
1 .000 10/01/25 1,215,573
400,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A
5 .000 01/01/26 408,502
300,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
Carson Valley Medical Center, Series 2021A
3 .000 12/01/26 286,352

Portfolio of Investments September 30, 2024
(continued)
Short Term
166
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 325,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
Renown Regional Medical Center Project, Series 2020A
5 .000% 06/01/26 $ 333,856
1,875,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
(Mandatory Put 10/01/26)
3 .300 10/01/46 1,880,012
600,000 Racine Unified School District, Racine County, Wisconsin, General
Obligation Bonds, Refunding Series 2021
2 .000 04/01/25 594,423
1,000,000 University of Wisconsin Hospitals and Clinics Authority, Revenue
Bonds, Sustainability Series 2024A
5 .000 04/01/27 1,060,032
1,360,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/27 1,364,410
435,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
5 .000 10/01/25 438,713
455,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
5 .000 10/01/26 462,175
2,550,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series
2018A-4, (Mandatory Put 1/29/25)
5 .000 08/15/54 2,556,963
250,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Agnesian HealthCare, Inc., Series 2017
5 .000 07/01/26 258,570
100,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019A
5 .000 12/01/24 100,231
110,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019B
3 .000 12/01/24 109,837
2,070,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A
5 .000 04/01/25 2,087,920
210,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4 .000 01/01/25 209,974
460,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHM / New Richmond Senior Housing, Inc.,
Refunding Series 2021
2 .250 07/01/26 439,999
350,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B
4 .000 09/15/25 349,929
1,750,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5 .000 05/01/28 1,911,028
TOTAL WISCONSIN 16,687,355
WYOMING - 0.1%
500,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/26 518,656
TOTAL WYOMING 518,656
TOTAL MUNICIPAL BONDS
(Cost $427,425,159) 426,265,209
TOTAL LONG-TERM INVESTMENTS
(Cost $427,425,159) 426,265,209
OTHER ASSETS & LIABILITIES, NET -  (0.4)% (1,847,639)
NET ASSETS - 100% $ 424,417,570
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $6,450,642 or 1.5% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) When-issued or delayed delivery security.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Statement of Assets and Liabilities
September 30, 2024
See Notes to Financial Statements
167
September 30, 2024 (Unaudited) All-American
Intermediate
Duration Limited Term Short Term
ASSETS
Long-term investments, at value
†
$ 4,377,245,948 $ 7,513,366,667 $ 5,030,294,476 $ 426,265,209
Short-term investments, at value
◊
20,140,000 115,745,000 7,000,000 –
Cash – 5,477,720 3,309,467 370,015
Receivables:
Interest 57,970,645 85,111,018 53,959,323 5,531,830
Investments sold 23,687,700 111,312,462 57,423,286 1,710,000
Reimbursement from Adviser – – – 36,786
Shares sold 4,315,132 6,580,100 3,117,278 374,890
Sale of Vistra Vision interest
#(1)
43,909,906 162,734,432 171,765,605 1,352,433
Other 387,524 526,829 367,663 69,910
Total assets 4,527,656,855 8,000,854,228 5,327,237,098 435,711,073
LIABILITIES
Cash overdraft 626,785 – – –
Borrowings 14,953,001 – – –
Floating rate obligations 188,425,000 – – –
Unrealized depreciation on total return swaps contracts 4,704,305 17,414,923 18,396,416 –
Payables:
Management fees 1,406,611 2,441,776 1,477,426 137,485
Dividends 2,138,287 4,520,356 2,127,339 197,610
Interest 3,271,770 8,305 5,691 888
Investments purchased - regular settlement 897,918 3,331,381 13,623,088 3,018,510
Investments purchased - when-issued/delayed-delivery settlement 6,392,295 184,302,987 106,744,880 7,016,489
Shares redeemed 8,650,888 10,455,551 7,891,394 673,591
Vistra Vision sale transactions costs
(1)
1,060,495 3,930,298 4,148,416 32,663
Accrued expenses:
Custodian fees 285,218 372,938 320,343 54,294
Directors/Trustees fees 324,452 463,598 335,005 33,257
Professional fees 49,770 54,562 46,969 21,773
Shareholder reporting expenses 79,598 100,727 126,122 21,896
Shareholder servicing agent fees 422,211 768,841 973,276 50,511
12b-1 distribution and service fees 432,850 150,914 164,090 34,536
Total liabilities 234,121,454 228,317,157 156,380,455 11,293,503
Commitments and contingencies
(2)
Net assets $ 4,293,535,401 $ 7,772,537,071 $ 5,170,856,643 $ 424,417,570
NET ASSETS CONSIST OF:
Paid-in capital $ 5,218,849,378 $ 8,077,759,814 $ 5,312,635,201 $ 442,387,845
Total distributable earnings (loss) (925,313,977) (305,222,743) (141,778,558) (17,970,275)
Net assets $ 4,293,535,401 $ 7,772,537,071 $ 5,170,856,643 $ 424,417,570
†
Long-term investments, cost $ 4,244,962,648 $ 7,666,301,002 $ 5,099,007,197 $ 427,425,159
◊
Short-term investments, cost 20,140,000 115,745,000 7,000,000 —
#
Net of discount of $ 2,934,126 $ 10,874,161 $ 11,477,637 $ 90,372
(1) Refer to Note 4 of the Notes to Financial Statements for more information.
(2) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
168
All-American
Intermediate
Duration Limited Term Short Term
CLASS A:
Net assets $ 2,012,706,264 $ 758,788,268 $ 867,367,460 $ 177,000,234
Shares outstanding 195,231,375 84,848,453 78,804,481 17,896,700
Net asset value ("NAV") per share $ 10.31 $ 8.94 $ 11.01 $ 9.89
Maximum sales charge 4.20% 3.00% 2.50% 2.50%
Offering price per share (NAV per share plus maximum sales charge) $ 10.76 $ 9.22 $ 11.29 $ 10.14
CLASS C:
Net assets $ 120,611,102 $ 30,908,914 $ 23,891,430 $ 6,390,921
Shares outstanding 11,701,178 3,454,952 2,180,046 648,719
NAV and offering price per share $ 10.31 $ 8.95 $ 10.96 $ 9.85
CLASS R6:
Net assets $ 132,946,055 $ — $ — $ —
Shares outstanding 12,829,331 — — —
NAV and offering price per share $ 10.36 $ — $ — $ —
CLASS I:
Net assets $ 2,027,271,980 $ 6,982,839,889 $ 4,279,597,753 $ 241,026,415
Shares outstanding 195,797,027 778,387,585 390,470,474 24,333,996
NAV and offering price per share $ 10.35 $ 8.97 $ 10.96 $ 9.90
Authorized shares - per class Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended September 30, 2024 (Unaudited) All-American
Intermediate
Duration Limited Term Short Term
INVESTMENT INCOME
Dividends $ 205,878 $ 763,003 $ 805,347 $ 6,341
Interest 102,046,112 135,243,021 78,415,996 7,699,997
Total investment income 102,251,990 136,006,024 79,221,343 7,706,338
EXPENSES
– – – –
Management fees 8,575,603 14,528,225 9,073,351 890,397
12b-1 service fees - Class A 2,024,240 757,100 897,823 187,839
12b-1 distribution and service fees - Class C 639,843 163,452 136,919 36,199
Shareholder servicing agent fees - Class A 376,440 138,352 255,101 35,574
Shareholder servicing agent fees - Class C 23,804 5,987 7,774 1,373
Shareholder servicing agent fees - Class R6 4,095 — — —
Shareholder servicing agent fees - Class I 371,503 1,235,224 1,227,872 48,600
Interest expense 3,451,118 147,500 150,746 44,913
Directors/Trustees fees 79,596 140,621 97,906 7,695
Custodian expenses 184,338 262,554 216,781 32,965
Registration fees 95,257 102,860 67,712 42,198
Professional fees 87,320 87,220 70,026 32,817
Shareholder reporting expenses 62,000 75,859 101,516 21,621
Other 36,266 56,556 50,820 6,955
Total expenses before fee waiver/expense reimbursement 16,011,423 17,701,510 12,354,347 1,389,146
Fee waiver/expense reimbursement — — — (160,960)
Net expenses 16,011,423 17,701,510 12,354,347 1,228,186
Net investment income (loss) 86,240,567 118,304,514 66,866,996 6,478,152
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 16,296,566 96,189,963 110,963,222 530,567
Swap contracts (7,200,098) (26,697,936) (28,168,990) —
Net realized gain (loss) 9,096,468 69,492,027 82,794,232 530,567
Change in unrealized appreciation (depreciation) on:
Investments 38,105,709 24,992,537 (37,745,081) 3,253,297
Swap contracts (4,704,305) (17,414,923) (18,396,416) —
Net change in unrealized appreciation (depreciation) 33,401,404 7,577,614 (56,141,497) 3,253,297
Net realized and unrealized gain (loss) 42,497,872 77,069,641 26,652,735 3,783,864
Net increase (decrease) in net assets from operations $ 128,738,439 $ 195,374,155 $ 93,519,731 $ 10,262,016

Statement of Changes in Net Assets
See Notes to Financial Statements

All-American Intermediate Duration
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
OPERATIONS
Net investment income (loss) $ 86,240,567 $ 175,376,105 $ 118,304,514 $ 227,129,030
Net realized gain (loss) 9,096,468 (91,835,604) 69,492,027 (17,799,446)
Net change in unrealized appreciation (depreciation) 33,401,404 103,471,917 7,577,614 61,108,367
Net increase (decrease) in net assets from operations 128,738,439 187,012,418 195,374,155 270,437,951
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (37,991,478) (77,478,579) (11,152,711) (21,426,253)
Class C (1,913,325) (4,596,286) (348,782) (735,396)
Class R6 (2,679,903) (5,378,353) — —
Class I (39,667,332) (83,046,460) (106,245,463) (196,958,818)
Total distributions (82,252,038) (170,499,678) (117,746,956) (219,120,467)
FUND SHARE TRANSACTIONS
Subscriptions 389,890,068 1,162,622,143 1,003,400,993 2,877,479,354
Reinvestments of distributions 69,404,962 141,848,650 90,668,539 163,284,231
Redemptions (562,393,107) (1,769,907,578) (813,632,094) (3,679,304,446)
Net increase (decrease) from Fund share transactions (103,098,077) (465,436,785) 280,437,438 (638,540,861)
Net increase (decrease) in net assets (56,611,676) (448,924,045) 358,064,637 (587,223,377)
Net assets at the beginning of period 4,350,147,077 4,799,071,122 7,414,472,434 8,001,695,811
Net assets at the end of period $ 4,293,535,401 $ 4,350,147,077 $ 7,772,537,071 $ 7,414,472,434

See Notes to Financial Statements

Limited Term Short Term
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
OPERATIONS
Net investment income (loss) $ 66,866,996 $ 134,298,404 $ 6,478,152 $ 13,409,402
Net realized gain (loss) 82,794,232 6,938,785 530,567 (8,047,661)
Net change in unrealized appreciation (depreciation) (56,141,497) 15,989,795 3,253,297 6,990,375
Net increase (decrease) in net assets from operations 93,519,731 157,226,984 10,262,016 12,352,116
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (10,864,534) (21,407,552) (2,513,827) (5,270,277)
Class C (226,155) (510,719) (68,343) (140,698)
Class I (57,138,284) (107,973,321) (3,639,762) (7,561,502)
Total distributions (68,228,973) (129,891,592) (6,221,932) (12,972,477)
FUND SHARE TRANSACTIONS
Subscriptions 578,972,426 1,184,973,189 55,935,631 160,557,673
Reinvestments of distributions 54,656,505 100,480,056 4,961,735 9,763,888
Redemptions (717,430,777) (2,850,663,025) (136,688,175) (372,508,339)
Net increase (decrease) from Fund share transactions (83,801,846) (1,565,209,780) (75,790,809) (202,186,778)
Net increase (decrease) in net assets (58,511,088) (1,537,874,388) (71,750,725) (202,807,139)
Net assets at the beginning of period 5,229,367,731 6,767,242,119 496,168,295 698,975,434
Net assets at the end of period $ 5,170,856,643 $ 5,229,367,731 $ 424,417,570 $ 496,168,295

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
All-American
Class
A
9/30/24(d)
$ 10.20 $ 0.20 $ 0.10 $ 0.30 $ (0.19) $ — $ (0.19) $ 10.31
3/31/24
10.13 0.38 0.06 0.44 (0.37) — (0.37) 10.20
3/31/23
11.08 0.36 (0.97) (0.61) (0.34) — (0.34) 10.13
3/31/22
12.09 0.34 (1.01) (0.67) (0.34) — (0.34) 11.08
3/31/21
11.49 0.35 0.62 0.97 (0.37) — (0.37) 12.09
3/31/20
11.60 0.36 (0.07) 0.29 (0.40) — (0.40) 11.49
Class
C
9/30/24(d)
10.20 0.16 0.10 0.26 (0.15) — (0.15) 10.31
3/31/24
10.13 0.30 0.06 0.36 (0.29) — (0.29) 10.20
3/31/23
11.08 0.28 (0.98) (0.70) (0.25) — (0.25) 10.13
3/31/22
12.09 0.24 (1.01) (0.77) (0.24) — (0.24) 11.08
3/31/21
11.48 0.26 0.62 0.88 (0.27) — (0.27) 12.09
3/31/20
11.60 0.27 (0.09) 0.18 (0.30) — (0.30) 11.48
Class
R6
9/30/24(d)
10.25 0.21 0.11 0.32 (0.21) — (0.21) 10.36
3/31/24
10.18 0.41 0.06 0.47 (0.40) — (0.40) 10.25
3/31/23
11.14 0.38 (0.98) (0.60) (0.36) — (0.36) 10.18
3/31/22
12.16 0.37 (1.02) (0.65) (0.37) — (0.37) 11.14
3/31/21
11.55 0.38 0.62 1.00 (0.39) — (0.39) 12.16
3/31/20
11.66 0.38 (0.06) 0.32 (0.43) — (0.43) 11.55
Class
I
9/30/24(d)
10.24 0.21 0.10 0.31 (0.20) — (0.20) 10.35
3/31/24
10.18 0.40 0.05 0.45 (0.39) — (0.39) 10.24
3/31/23
11.13 0.38 (0.97) (0.59) (0.36) — (0.36) 10.18
3/31/22
12.14 0.37 (1.02) (0.65) (0.36) — (0.36) 11.13
3/31/21
11.54 0.38 0.61 0.99 (0.39) — (0.39) 12.14
3/31/20
11.65 0.38 (0.07) 0.31 (0.42) — (0.42) 11.54
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
3 .00% $ 2,012,706 0 .82% (e) 0 .66% (e) 3 .95% (e) 19%
4 .47 2,057,942 0 .76 0 .67 3 .81 59
( 5 .48 ) 2,207,643 0 .82 0 .66 3 .50 47
( 5 .76 ) 3,012,154 0 .70 0 .64 2 .80 27
8 .51 3,154,428 0 .69 0 .66 2 .98 19
2 .41 2,255,358 0 .70 0 .67 3 .10 14
2 .61 120,611 1 .62 (e) 1 .46 (e) 3 .15 (e) 19
3 .68 138,312 1 .56 1 .47 3 .00 59
( 6 .26 ) 184,011 1 .62 1 .46 2 .70 47
( 6 .54 ) 265,767 1 .50 1 .44 2 .00 27
7 .73 293,333 1 .49 1 .46 2 .18 19
1 .52 244,369 1 .50 1 .47 2 .31 14
3 .13 132,946 0 .59 (e) 0 .43 (e) 4 .18 (e) 19
4 .71 137,329 0 .53 0 .44 4 .04 59
( 5 .30 ) 142,935 0 .58 0 .42 3 .74 47
( 5 .58 ) 159,516 0 .47 0 .41 3 .04 27
8 .79 114,355 0 .45 0 .42 3 .19 19
2 .65 41,526 0 .47 0 .44 3 .29 14
3 .11 2,027,272 0 .62 (e) 0 .46 (e) 4 .15 (e) 19
4 .60 2,016,564 0 .56 0 .47 4 .00 59
( 5 .23 ) 2,264,482 0 .62 0 .46 3 .69 47
( 5 .55 ) 4,249,974 0 .50 0 .44 3 .00 27
8 .69 4,281,209 0 .49 0 .45 3 .17 19
2 .60 2,964,458 0 .50 0 .47 3 .31 14

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Intermediate Duration
Class
A
9/30/24(e)
$ 8.85 $ 0.13 $ 0.09 $ 0.22 $ (0.13) $ — $ (0.13) $ 8.94
3/31/24
8.77 0.25 0.07 0.32 (0.24) — (0.24) 8.85
3/31/23
9.05 0.21 (0.29) (0.08) (0.20) — (0.20) 8.77
3/31/22
9.57 0.18 (0.52) (0.34) (0.18) — (0.18) 9.05
3/31/21
9.26 0.20 0.33 0.53 (0.22) — (0.22) 9.57
3/31/20
9.29 0.23 (0.02) 0.21 (0.24) — (0.24) 9.26
Class
C
9/30/24(e)
8.85 0.10 0.10 0.20 (0.10) — (0.10) 8.95
3/31/24
8.77 0.18 0.07 0.25 (0.17) — (0.17) 8.85
3/31/23
9.06 0.14 (0.30) (0.16) (0.13) — (0.13) 8.77
3/31/22
9.57 0.10 (0.51) (0.41) (0.10) — (0.10) 9.06
3/31/21
9.26 0.13 0.32 0.45 (0.14) — (0.14) 9.57
3/31/20
9.29 0.16 (0.02) 0.14 (0.17) — (0.17) 9.26
Class
I
9/30/24(e)
8.88 0.14 0.09 0.23 (0.14) — (0.14) 8.97
3/31/24
8.80 0.26 0.08 0.34 (0.26) — (0.26) 8.88
3/31/23
9.08 0.23 (0.30) (0.07) (0.21) — (0.21) 8.80
3/31/22
9.60 0.20 (0.52) (0.32) (0.20) — (0.20) 9.08
3/31/21
9.29 0.22 0.33 0.55 (0.24) — (0.24) 9.60
3/31/20
9.31 0.25 (0.01) 0.24 (0.26) — (0.26) 9.29
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
2 .52% $ 758,788 0 .64% (f) 0 .64% (f) 2 .96% (f) 15%
3 .70 765,602 0 .65 0 .65 2 .82 24
( 0 .90 ) 845,566 0 .65 0 .64 2 .38 21
( 3 .66 ) 940,178 0 .63 0 .63 1 .87 26
5 .79 967,315 0 .64 0 .64 2 .12 18
2 .28 768,267 0 .65 0 .65 2 .45 22
2 .22 30,909 1 .44 (f) 1 .44 (f) 2 .15 (f) 15
2 .86 34,831 1 .45 1 .45 2 .02 24
( 1 .80 ) 43,566 1 .45 1 .44 1 .58 21
( 4 .34 ) 55,713 1 .43 1 .43 1 .07 26
4 .93 65,566 1 .44 1 .44 1 .33 18
1 .48 59,004 1 .45 1 .45 1 .65 22
2 .62 6,982,840 0 .44 (f) 0 .44 (f) 3 .16 (f) 15
3 .90 6,614,040 0 .45 0 .45 3 .02 24
( 0 .67 ) 7,112,564 0 .45 0 .44 2 .57 21
( 3 .46 ) 8,785,900 0 .43 0 .43 2 .06 26
5 .97 9,315,167 0 .44 0 .44 2 .32 18
2 .58 7,775,550 0 .45 0 .45 2 .65 22

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Limited Term
Class
A
9/30/24(d)
$ 10.95 $ 0.13 $ 0.06 $ 0.19 $ (0.13) $ — $ — $ (0.13) $ 11.01
3/31/24
10.87 0.24 0.07 0.31 (0.23) — — (0.23) 10.95
3/31/23
10.92 0.16 (0.08) 0.08 (0.13) — — (0.13) 10.87
3/31/22
11.32 0.12 (0.40) (0.28) (0.12) — — (0.12) 10.92
3/31/21
11.02 0.15 0.35 0.50 (0.19) — (0.01) (0.20) 11.32
3/31/20
11.08 0.22 (0.06) 0.16 (0.22) — — (0.22) 11.02
Class
C
9/30/24(d)
10.91 0.09 0.05 0.14 (0.09) — — (0.09) 10.96
3/31/24
10.82 0.15 0.08 0.23 (0.14) — — (0.14) 10.91
3/31/23
10.88 0.07 (0.08) (0.01) (0.05) — — (0.05) 10.82
3/31/22
11.27 0.03 (0.39) (0.36) (0.03) — — (0.03) 10.88
3/31/21
10.98 0.06 0.34 0.40 (0.10) — (0.01) (0.11) 11.27
3/31/20
11.04 0.13 (0.06) 0.07 (0.13) — — (0.13) 10.98
Class
I
9/30/24(d)
10.91 0.14 0.06 0.20 (0.15) — — (0.15) 10.96
3/31/24
10.82 0.26 0.08 0.34 (0.25) — — (0.25) 10.91
3/31/23
10.88 0.18 (0.08) 0.10 (0.16) — — (0.16) 10.82
3/31/22
11.28 0.14 (0.40) (0.26) (0.14) — — (0.14) 10.88
3/31/21
10.98 0.17 0.35 0.52 (0.21) — (0.01) (0.22) 11.28
3/31/20
11.04 0.24 (0.06) 0.18 (0.24) — — (0.24) 10.98
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .78% $ 867,367 0 .64% (e) 0 .63% (e) 2 .39% (e) 19%
2 .89 928,083 0 .63 0 .63 2 .19 22
0 .77 1,152,357 0 .61 0 .60 1 .45 33
( 2 .55 ) 1,523,484 0 .59 0 .59 1 .05 28
4 .55 1,597,780 0 .61 0 .61 1 .31 18
1 .43 1,236,659 0 .62 0 .61 1 .97 22
1 .30 23,891 1 .44 (e) 1 .43 (e) 1 .58 (e) 19
2 .17 31,105 1 .43 1 .43 1 .38 22
( 0 .11 ) 49,258 1 .41 1 .40 0 .65 33
( 3 .25 ) 70,792 1 .39 1 .39 0 .26 28
3 .64 88,543 1 .41 1 .41 0 .53 18
0 .62 88,648 1 .42 1 .41 1 .17 22
1 .80 4,279,598 0 .44 (e) 0 .43 (e) 2 .59 (e) 19
3 .20 4,270,180 0 .43 0 .43 2 .38 22
0 .90 5,565,627 0 .41 0 .40 1 .65 33
( 2 .35 ) 6,860,653 0 .39 0 .39 1 .25 28
4 .76 6,172,134 0 .41 0 .41 1 .51 18
1 .63 4,447,770 0 .42 0 .41 2 .17 22

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Short Term
Class
A
9/30/24(e)
$ 9.80 $ 0.14 $ 0.08 $ 0.22 $ (0.13) $ — $ (0.13) $ 9.89
3/31/24
9.79 0.22 0.01 0.23 (0.22) — (0.22) 9.80
3/31/23
9.82 0.12 (0.05) 0.07 (0.10) — (0.10) 9.79
3/31/22
10.18 0.08 (0.36) (0.28) (0.08) — (0.08) 9.82
3/31/21
10.03 0.11 0.18 0.29 (0.14) — (0.14) 10.18
3/31/20
10.09 0.16 (0.06) 0.10 (0.16) — (0.16) 10.03
Class
C
9/30/24(e)
9.76 0.10 0.08 0.18 (0.09) — (0.09) 9.85
3/31/24
9.76 0.14 — 0.14 (0.14) — (0.14) 9.76
3/31/23
9.79 0.04 (0.04) — (0.03) — (0.03) 9.76
3/31/22
10.15 (—)(g) (0.36) (0.36) (—)(g) — — 9.79
3/31/21
10.00 0.03 0.18 0.21 (0.06) — (0.06) 10.15
3/31/20
10.06 0.08 (0.06) 0.02 (0.08) — (0.08) 10.00
Class
I
9/30/24(e)
9.81 0.15 0.08 0.23 (0.14) — (0.14) 9.90
3/31/24
9.81 0.24 — 0.24 (0.24) — (0.24) 9.81
3/31/23
9.84 0.14 (0.05) 0.09 (0.12) — (0.12) 9.81
3/31/22
10.19 0.10 (0.35) (0.25) (0.10) — (0.10) 9.84
3/31/21
10.04 0.13 0.18 0.31 (0.16) — (0.16) 10.19
3/31/20
10.10 0.18 (0.06) 0.12 (0.18) — (0.18) 10.04
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
2.28% $ 177,000 0.72% (f) 0.70% (f) 0.65% (f) 0.63% (f) 2.79% (f) 13%
2.36 205,142 0.72 0.71 0.72 0.71 2.27 41
0.77 281,531 0.69 0.69 0.69 0.69 1.20 52
(2.80) 277,719 0.67 0.67 0.67 0.67 0.77 37
2.90 329,109 0.68 0.68 0.68 0.68 1.08 38
0.96 259,148 0.69 0.69 0.69 0.69 1.57 37
1.89 6,391 1.52 (f) 1.50 (f) 1.45 (f) 1.43 (f) 1.99 (f) 13
1.43 8,102 1.52 1.51 1.52 1.51 1.46 41
0.00 (g) 13,160 1.49 1.49 1.49 1.49 0.41 52
(3.50) 12,359 1.47 1.47 1.47 1.47 (0.02) 37
2.08 16,519 1.48 1.48 1.48 1.48 0.29 38
0.16 17,781 1.49 1.49 1.49 1.49 0.77 37
2.38 241,026 0.52 (f) 0.50 (f) 0.45 (f) 0.43 (f) 2.99 (f) 13
2.44 282,925 0.52 0.51 0.52 0.51 2.45 41
0.98 404,284 0.49 0.49 0.49 0.49 1.39 52
(2.51) 447,376 0.47 0.47 0.47 0.47 0.97 37
3.10 469,157 0.48 0.48 0.48 0.48 1.28 38
1.16 440,687 0.49 0.49 0.49 0.49 1.77 37

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. Nuveen
Municipal Trust is comprised of Nuveen All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund
(“Intermediate Duration”) and Nuveen Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc. is comprised of Nuveen Short Term Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period: The end of the reporting period for the Funds is September 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended September 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% (0.70% for Limited Term and Short Term) if redeemed within eighteen months (twelve months for Short Term) of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
All-American
$ —
Intermediate Duration
—
Limited Term
—
Short Term
—

Indemnifications: Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment Income, is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.

Notes to Financial Statements
(continued)
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
z
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.
All-American
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,372,824,730 $ 40,538 $ 4,372,865,268
Mortgage-Backed Securities – 4,380,648 – 4,380,648
Variable Rate Senior Loan Interests – – 32 32
Short-Term Investments:
Municipal Bonds – 20,140,000 – 20,140,000
Investments in Derivatives:
Total Return Swaps* – (4,704,305) – (4,704,305)
Total $ – $ 4,392,641,073 $ 40,570 $ 4,392,681,643
Intermediate Duration
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 7,473,258,716 $ 2,835 $ 7,473,261,551
Mortgage-Backed Securities – 40,105,116 – 40,105,116
Short-Term Investments:
Municipal Bonds – 115,745,000 – 115,745,000
Investments in Derivatives:
Total Return Swaps* – (17,414,923) – (17,414,923)
Total $ – $ 7,611,693,909 $ 2,835 $ 7,611,696,744
Limited Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,030,294,476 $ – $ 5,030,294,476
Short-Term Investments:
Municipal Bonds – 7,000,000 – 7,000,000
Investments in Derivatives:
Total Return Swaps* – (18,396,416) – (18,396,416)
Total $ – $ 5,018,898,060 $ – $ 5,018,898,060
Short Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 426,265,209 $ – $ 426,265,209
Total $ – $ 426,265,209 $ – $ 426,265,209
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.

4. Portfolio Securities
Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
All-American
$ 188,425,000 $ — $ 188,425,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —

Notes to Financial Statements
(continued)
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
All-American
$ 143,258,397 4.47%
Intermediate Duration
— —
Limited Term
— —
Short Term
— —
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
All-American
$ 188,425,000 $ — $ 188,425,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
All-American
$ 864,153,058 $ — $ 982,949,813 $ 84,916,250
Intermediate Duration
1,243,737,517 18,232,033 1,095,645,548 42,937
Limited Term
993,889,292 — 1,176,840,107 —
Short Term
58,714,512 — 115,287,241 —

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests: On September 18, 2024, Vistra Corp. (“ Vistra ”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, the Funds will receive proceeds from the sale over a series of payments from Vistra through December
31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Total Return Swap Contracts: During the current fiscal period, All-American, Intermediate Duration and Limited Term  used total return swaps to help manage the equity risk of the portfolio’s Vistra Vision exposure.
In a total return swap, one party agrees to pay the other the total return of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. The Fund entered into a total return swap involving an underlying index or basket of securities to create exposure to a number of securities in a single trade.
An index total return swap can be used by the Fund to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.
Total return swap contracts are valued daily. Changes in the value of a total return swap during the fiscal period are recognized as a component of
"Change in net unrealized appreciation (depreciation) of swaps" and realized gains and losses are recognized as a component of “Net realized gain
(loss) from swaps” on the Statement of Operations.
For over-the-counter ("OTC") swaps, the daily change in market value of the swap contract, along with any daily interest accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.
The average notional amount of Total Return swap contracts outstanding during the current fiscal period was as follows:
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
As of the end of the reporting period, the Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
Fund
Average Notional Amount of Swap Contracts
Outstanding
*
All-American $ 4,709,391
Intermediate Duration 17,433,521
Limited Term 18,416,302
Gross Amounts Not Offset on
the Statement of Assets and
Liabilities
Fund Counterparty
Gross
Unrealized
Appreciation
Total Return
Swaps**
Gross
Unrealized
(Depreciation)
Total Return
Swaps**
Net Unrealized
Appreciation
(Depreciation) on
Total Return Swaps
Total Return
Swaps
Premium
Paid
(Received)
Financial
Instruments***
Collateral
Pledged
to (from)
Counterparty Net Exposure
All American Toronto-Dominion
Bank $  - $ (4,704,305) $ (4,704,305) $ - $-   $-   $ (4,704,305)
Intermediate
Duration
Toronto-Dominion
Bank - (17,414,923) (17,414,923) - - - (17,414,923)
Limited Term Toronto-Dominion
Bank - (18,396,416) (18,396,416) - - - (18,396,416)
**     Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
***         Represents inverse floating rate securities available to offset.

Notes to Financial Statements
(continued)
During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
All-American
Total Return Swaps - OTC
Uncleared
Equity - $ – Unrealized depreciation on
swap contracts
$ (4,704,305)
1 1 1 1 1 1 1 1
Intermediate Duration
Total Return Swaps - OTC
Uncleared
Equity - – Unrealized depreciation on
swap contracts
(17,414,923)
1 1 1 1 1 1 1 1
Limited Term
Total Return Swaps - OTC
Uncleared
Equity - – Unrealized depreciation on
swap contracts
(18,396,416)
1 1 1 1 1 1 1 1
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
All-American
Swap contracts Equity $ (7,200,098) $ (4,704,305)
Intermediate Duration
Swap contracts Equity (26,697,936) (17,414,923)
Limited Term
Swap contracts Equity (28,168,990) (18,396,416)

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
9/30/24
Year Ended
3/31/24
All-American Shares Amount Shares Amount
Subscriptions:
Class A 12,656,152 $129,350,514 37,262,791 $373,159,788
Class A - automatic conversion of Class C 8,826 89,635 28,908 291,107
Class C 420,594 4,301,971 1,731,478 17,353,965
Class R6 2,004,594 20,521,289 6,180,993 62,290,659
Class I 22,978,906 235,626,659 70,473,592 709,526,624
Total subscriptions 38,069,072 389,890,068 115,677,762 1,162,622,143
Reinvestments of distributions:
Class A 3,281,487 33,426,575 6,813,019 68,245,392
Class C 173,904 1,770,952 419,342 4,200,920
Class R6 168,370 1,723,753 331,976 3,342,089
Class I 3,175,702 32,483,682 6,567,293 66,060,249
Total reinvestments of distributions 6,799,463 69,404,962 14,131,630 141,848,650
Redemptions:
Class A (22,561,814) (230,137,538) (60,198,945) (602,317,593)
Class C (2,449,950) (24,977,903) (6,715,183) (67,211,631)
Class C - automatic conversion to Class A (8,826) (89,635) (28,906) (291,107)
Class R6 (2,741,086) (28,023,619) (7,151,412) (71,528,151)
Class I (27,275,385) (279,164,412) (102,645,050) (1,028,559,096)
Total redemptions (55,037,061) (562,393,107) (176,739,496) (1,769,907,578)
Net increase (decrease) (10,168,526) $(103,098,077) (46,930,104) $(465,436,785)
Six Months Ended
9/30/24
Year Ended
3/31/24
Intermediate Duration Shares Amount Shares Amount
Subscriptions:
Class A 6,058,862 $53,822,281 16,963,876 $147,643,884
Class A - automatic conversion of Class C 170 1,495 1,138 9,832
Class C 279,687 2,492,915 789,810 6,875,934
Class I 106,362,837 947,084,302 314,575,041 2,722,949,704
Total subscriptions 112,701,556 1,003,400,993 332,329,865 2,877,479,354
Reinvestments of distributions:
Class A 1,082,125 9,583,181 2,149,508 18,700,096
Class C 35,960 318,533 76,497 665,888
Class I 9,090,391 80,766,825 16,490,930 143,918,247
Total reinvestments of distributions 10,208,476 90,668,539 18,716,935 163,284,231
Redemptions:
Class A (8,783,661) (77,870,052) (29,025,167) (252,004,258)
Class C (794,166) (7,052,047) (1,896,900) (16,476,681)
Class C - automatic conversion to Class A (170) (1,495) (1,138) (9,832)
Class I (81,951,942) (728,708,500) (394,568,193) (3,410,813,675)
Total redemptions (91,529,939) (813,632,094) (425,491,398) (3,679,304,446)
Net increase (decrease) 31,380,093 $280,437,438 (74,444,598) $(638,540,861)

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the
Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
9/30/24
Year Ended
3/31/24
Limited Term Shares Amount Shares Amount
Subscriptions:
Class A 3,035,679 $33,443,812 11,583,419 $125,341,404
Class A - automatic conversion of Class C 7,303 80,843 27,265 295,381
Class C 36,925 403,864 285,014 3,059,727
Class I 49,798,727 545,043,907 98,097,315 1,056,276,677
Total subscriptions 52,878,634 578,972,426 109,993,013 1,184,973,189
Reinvestments of distributions:
Class A 847,898 9,310,589 1,695,792 18,327,836
Class C 19,940 217,936 45,249 486,941
Class I 4,126,900 45,127,980 7,587,637 81,665,279
Total reinvestments of distributions 4,994,738 54,656,505 9,328,678 100,480,056
Redemptions:
Class A (9,817,362) (107,920,802) (34,628,735) (374,143,867)
Class C (720,993) (7,891,561) (2,002,915) (21,534,143)
Class C - automatic conversion to Class A (7,333) (80,843) (27,366) (295,381)
Class I (54,921,221) (601,537,571) (228,484,336) (2,454,689,634)
Total redemptions (65,466,909) (717,430,777) (265,143,352) (2,850,663,025)
Net increase (decrease) (7,593,537) $(83,801,846) (145,821,661) $(1,565,209,780)
Six Months Ended
9/30/24
Year Ended
3/31/24
Short Term Shares Amount Shares Amount
Subscriptions:
Class A 984,707 $9,689,332 5,250,725 $51,073,731
Class A - automatic conversion of Class C — — 2 22
Class C 65,499 640,113 292,202 2,835,652
Class I 4,643,286 45,606,186 10,906,602 106,648,268
Total subscriptions 5,693,492 55,935,631 16,449,531 160,557,673
Reinvestments of distributions:
Class A 225,740 2,216,485 477,194 4,653,169
Class C 6,092 59,575 12,466 121,114
Class I 273,107 2,685,675 510,955 4,989,605
Total reinvestments of distributions 504,939 4,961,735 1,000,615 9,763,888
Redemptions:
Class A (4,254,685) (41,751,457) (13,534,884) (132,015,979)
Class C (253,060) (2,474,223) (823,533) (8,014,946)
Class C - automatic conversion to Class A — — (2) (22)
Class I (9,422,263) (92,462,495) (23,808,707) (232,477,392)
Total redemptions (13,930,008) (136,688,175) (38,167,126) (372,508,339)
Net increase (decrease) (7,731,577) $(75,790,809) (20,716,980) $(202,186,778)

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
All-American
$ 4,067,411,531 $ 185,083,628 $ (48,238,516) $ 136,845,112
Intermediate Duration
7,775,324,234 135,447,173 (299,074,663) (163,627,490)
Limited Term
5,103,465,606 62,101,662 (146,669,208) (84,567,546)
Short Term
427,463,869 3,801,695 (5,000,355) (1,198,660)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
All-American
$ 16,823,331 $ 729,046 $ — $ 102,512,584 $ (1,077,884,884) $ — $ (13,980,455) $ (971,800,378)
Intermediate
Duration
23,103,961 467,596 — (171,925,143) (215,917,015) — (18,579,341) (382,849,942)
Limited Term
22,555,937 83,685 — (28,424,690) (150,649,175) — (10,635,072) (167,069,315)
Short Term
2,508,767 — — (312,492) (18,894,373) — (1,167,751) (17,865,849)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 1, 2024 through March 31, 2024 and paid on April 1, 2024.
Fund
Short-Term Long-Term Total
All-American
1
$ 513,868,878 $ 564,016,006 $ 1,077,884,884
Intermediate Duration
90,027,058 125,889,957 215,917,015
Limited Term
45,332,117 105,317,058 150,649,175
Short Term
2,613,596 16,280,777 18,894,373
1
A portion of All-American's capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
Average Daily Net Assets
All-
American
Intermediate
Duration
Limited
Term
Short
Term
For the first $125 million 0.3000% 0.3000% 0.2500% 0.2500%
For the next $125 million 0.2875 0.2875 0.2375 0.2375
For the next $250 million 0.2750 0.2750 0.2250 0.2250
For the next $500 million 0.2625 0.2625 0.2125 0.2125
For the next $1 billion 0.2500 0.2500 0.2000 0.2000
For the next $3 billion 0.2250 0.2250 0.1750 0.1750
For the next $5 billion 0.2000 0.2000 0.1500 0.1500
For net assets over $10 billion and greater 0.1875 0.1875 0.1375 0.1375

Notes to Financial Statements
(continued)
For the period June 1, 2023 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Effective May 1, 2024, the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of September 30, 2024, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
All-American
0 .1569%
Intermediate Duration
0 .1569%
Limited Term
0 .1569%
Short Term
0 .1569%

Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and
Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Intermediate Duration N/A N/A 0.75%
Short Term 0.45% 7/31/2026 N/A
N/A - Not Applicable.
Fund
Purchases Sales
Realized
Gain (Loss)
All-American
$ 1,123,433 $ — $ —
Intermediate Duration
10,413,848 — —
Limited Term
11,938,901 1,057,389 1,567
Short Term
— 22,352,749 (9,793)
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
All-American
$ 947,998 $ 926,273
Intermediate Duration
290,655 283,488
Limited Term
76,634 73,552
Short Term
27,384 26,862
Fund
Commission
Advances
All-American
$ 820,538
Intermediate Duration
271,958
Limited Term
62,986
Short Term
28,293

Notes to Financial Statements
(continued)
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
Fund
12b-1 Fees
Retained
All-American
$ 41,541
Intermediate Duration
13,124
Limited Term
6,441
Short Term
2,039
Fund
CDSC
Retained
All-American
$ 24,499
Intermediate Duration
11,090
Limited Term
2,915
Short Term
734
Fund
Maximum
Outstanding
Balance
All-American
$ 43,200,000
Intermediate Duration
31,000,000
Limited Term
39,200,000
Short Term
—

193
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
11. Subsequent Events
Total Return Swap Contracts: In connection with the sale of the Vistra Vision interests as noted earlier in these Notes to Financial Statements, as of October 8, 2024, All-American, Intermediate Duration and Limited Term are no longer invested in the total return swaps that were used to help manage the equity risk of the portfolio’s Vistra Vision exposure.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
All-American
27 $ 29,125,744 6.51%
Intermediate Duration
5 10,100,674 6.43
Limited Term
10 22,488,156 6.48
Short Term
— — —

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies
1

2
Portfolio of Investments September 30, 2024
High Yield
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 121.6%
19738380475 MUNICIPAL BONDS - 121.3% 19738380475
ALABAMA - 1.8%
$ 2,917,647 (a),(b) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project,
Refunding Taxable Series 2017C
1.000% 09/01/37 $ 29
16,000,000 (a),(b) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project,
Series 2017A
6.750 09/01/37 11,200,000
3,397,647 (a),(b) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project,
Taxable Series 2017B
6.750 09/01/37 2,378,353
10,000,000 (b) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6.000 09/01/45 10,073,746
13,960,000 (c) Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016B, (UB)
5.000 11/15/46 14,185,764
1,350,000 Birmingham Special Care Facilities Financing Authority, Alabama,
Revenue Bonds, Methodist Home for the Aging, Refunding
Series 2015-1
5.750 06/01/35 1,357,534
2,500,000 Birmingham Special Care Facilities Financing Authority, Alabama,
Revenue Bonds, Methodist Home for the Aging, Refunding
Series 2015-1
5.750 06/01/45 2,432,062
8,225,000 (c) Energy Southeast Cooperative District, Alabama, Energy Supply
Revenue Bonds, Series 2024B, (UB)
5.250 07/01/54 9,111,181
4,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking Project
at Samford University Series 2024C
5.500 10/01/54 4,302,131
1,530,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking Project
at Samford University Series 2024C
5.000 10/01/56 1,569,150
1,645,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, (AMT), (Mandatory Put 11/01/30)
6.375 11/01/50 1,897,194
76,625,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, (AMT)
5.750 10/01/49 80,871,090
20,370,000 (c) Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series
2020B, (UB)
4.000 06/01/45 19,846,617
4,600,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2021
4.000 02/01/46 4,225,387
4,440,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/49 4,838,600
3,190,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.500 10/01/53 3,515,037
14,700,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024A, (AMT)
5.000 06/01/54 15,272,509
32,835,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.875 04/15/45 24,784,705
15,000,000 (c) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32), (UB)
5.000 08/01/54 16,310,538
10,000,000 (c) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32), (UB)
5.000 06/01/49 10,995,745
3,000,000 Talladega, Alabama, Water and Sewer Revenue Warrants, Series
2021A - AGM Insured
3.000 09/01/51 2,299,709
54,420,000 (b) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5.250 05/01/44 55,842,000
TOTAL ALABAMA 297,309,081

3
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 0.1%
$ 10,760,000 (c) Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A, (UB)
4.000% 11/01/52 $ 10,435,074
TOTAL ALASKA 10,435,074
ARIZONA - 2.0%
5,660,000 (b) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian,
Ada County, Idaho, Series 2020
5.000 06/01/31 5,808,615
580,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School Project,
Refunding Series 2017
5.500 07/01/37 585,981
1,390,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School Project,
Refunding Series 2017
5.750 07/01/47 1,400,031
1,505,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School Project,
Refunding Series 2017
5.875 07/01/52 1,518,310
700,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects, Refunding
Series 2017A
6.000 11/01/37 688,147
3,850,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects, Refunding
Series 2017A
6.250 11/01/50 3,669,323
1,280,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
5.125 07/01/47 1,288,863
565,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
5.250 07/01/51 569,696
3,000,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2022
5.250 07/01/52 3,060,980
3,050,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, KIPPC NYC Public Charter Schools - Jerome
Facility Project, Series 2021B
4.000 07/01/61 2,800,787
5,440,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5.000 07/01/49 5,371,108
2,260,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Mater Academy of Nevada - Mountain Vista
Campus Project, Series 2018A
5.500 12/15/48 2,306,308
3,150,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5.750 07/15/48 3,202,617
6,145,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Sloan Canyon
Campus Project, Series 2020A-2
6.000 09/15/38 6,395,650
20,060,000 (b),(c),(d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Sloan Canyon
Campus Project, Series 2020A-2
6.150 09/15/53 20,874,881
1,400,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds Pensar Academy Project, Series
2020
5.000 07/01/45 1,369,816
33,925,000 (b) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Senior Series 2022A-1
4.150 12/01/57 25,546,343
37,730,000 (b) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Subordinate Series 2022B
5.750 12/15/57 30,206,891
2,450,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
3.000 09/01/50 1,879,332
10,000,000 (b) Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Greenville University, Series 2022
6.500 11/01/53 10,413,292

Portfolio of Investments September 30, 2024
(continued)
High Yield
4
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 11,260,000 (b) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
6.500% 06/01/50 $ 11,783,972
3,970,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
3.000 02/01/45 3,297,394
22,350,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
5.375 01/01/38 18,223,149
9,573,067 (a),(b) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7.000 07/01/41 7,371,262
5,525,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 5,599,182
2,000,000 (b) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership Academy
Project, Refunding Series 2020
5.500 07/01/40 1,902,726
1,056,000 (b) Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014
5.375 07/01/39 1,056,030
2,055,000 (b) Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, Special Assessment Revenue Bonds, Montecito
Assessment District 2, Series 2015
5.000 07/01/39 2,014,164
7,700,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Gateway Academy Project, Series
2019A
5.750 01/01/50 7,085,471
1,655,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Villa Montessori, Inc Project, Series
2023A
5.500 07/01/53 1,712,566
4,100,000 (c) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2017A, (UB)
4.000 01/01/41 4,111,061
90,000 Parkway Community Facilities District 1, Prescott Valley, Arizona,
General Obligation Bonds, Series 2006
5.300 07/15/25 88,002
8,820,000 Phoenix Industrial Development Authority, Arizona, Multi-Family
Housing Revenue Bonds, 3rd and Indian Road Assisted Living
Project, Series 2016
5.400 10/01/36 7,389,607
1,640,000 Pima County Industrial Development Authority, Arizona, Charter
School Revenue Bonds, Cambridge Academy-East, Inc. Project,
Series 2010
6.625 04/01/40 1,641,086
2,870,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6.000 06/15/37 2,913,765
4,865,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6.125 06/15/47 4,888,247
3,445,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.250 07/01/36 3,484,909
5,700,000 (c),(d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.375 07/01/46 5,731,921
6,830,000 (c),(d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.500 07/01/51 6,871,067
13,805,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5.875 07/01/51 13,984,785
1,465,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5.000 07/01/49 1,450,517
11,345,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6.750 02/01/50 11,770,435
1,180,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter School
Project, Series 2020
5.000 06/15/35 1,191,029

5
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 5,115,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter School
Project, Series 2020
5.250% 06/15/50 $ 5,015,566
2,000,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter School
Project, Series 2020-1
5.000 06/15/50 1,892,002
685,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5.125 07/01/39 684,970
1,050,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5.250 07/01/49 1,027,140
5,770,000 (b),(c),(d) Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Noah Webster Schools Mesa Project,
Series 2015A
5.000 12/15/34 5,772,342
80,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.250 12/01/28 85,748
21,530,000 (b) Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.500 12/01/37 23,252,084
16,000,000 (e) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A
0.000 10/01/56 13,411,544
1,500,000 (b),(f) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2024
5.000 06/15/59 1,510,053
7,435,000 (b) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, AmeriSchools Academy Project, Series
2022
6.000 06/15/57 7,595,012
2,130,000 Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Friendship Village of Tempe Project, Refunding Series
2021B
4.000 12/01/56 1,818,048
2,140,000 (b) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.000 10/01/37 1,570,845
3,365,000 (b) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.125 10/01/47 2,151,482
3,085,000 (b) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.125 10/01/52 1,923,946
4,340,000 (b) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Series 2012
5.125 03/01/42 4,340,250
TOTAL ARIZONA 326,570,350
ARKANSAS - 0.9%
9,440,000 (b),(c),(d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5.450 09/01/52 9,900,933
13,250,000 (c),(d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5.700 05/01/53 14,113,608
8,685,000 (b) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7.000 07/01/59 8,605,335
47,585,000 (b),(c),(d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4.500 09/01/49 47,371,424
52,385,000 (b),(c),(d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4.750 09/01/49 52,464,641
1,000,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Hybar Steel Project, Green Series
2023A, (AMT)
6.875 07/01/48 1,108,508

Portfolio of Investments September 30, 2024
(continued)
High Yield
6
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS (continued)
$ 15,000,000 (c) Springdale, Arkansas, Sales and Use Tax Revenue Bonds,
Refunding & Improvement Series 2023B - BAM Insured, (UB)
4.125% 08/01/50 $ 14,854,098
TOTAL ARKANSAS 148,418,547
CALIFORNIA - 11.6%
9,400,000 (c),(d) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Second Subordinate Lien Series 2022C - AGM
Insured
5.400 10/01/49 5,650,783
15,440,000 (c),(d) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Second Subordinate Lien Series 2022C - AGM
Insured
5.450 10/01/52 8,981,417
23,750,000 (c),(d) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5.300 10/01/47 14,328,793
5,720,000 (c),(d) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5.350 10/01/48 3,434,312
20,430,000 (c),(d) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5.375 10/01/49 12,234,559
11,890,000 (c),(d) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5.400 10/01/50 7,085,405
1,985,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0.000 09/01/35 1,386,043
300,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.250 03/01/36 301,706
9,075,000 (c),(d) Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.000 03/01/41 9,082,004
10,900,000 (c),(d) Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.000 03/01/46 10,821,857
1,700,000 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C
0.000 05/01/42 1,385,272
1,835,000 Blythe Redevelopment Agency, California, Tax Allocation Bonds,
Redevelopment Project 1, Series 2011
9.750 05/01/38 1,843,914
7,150,000 (c) Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B, (AMT), (UB)
5.250 07/01/54 7,790,797
8,990,000 (c) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30), (UB)
5.250 11/01/54 9,790,929
15,000,000 (c) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32), (UB)
5.000 05/01/54 16,510,131
3,000,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Exchange at Bayfront Apartments,
Series 2021A-1
3.000 02/01/57 1,982,417
8,580,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4.000 08/01/47 7,222,848
2,000,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, K Street Flats, Series 2021A-2
4.000 08/01/50 1,650,997
26,270,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Mira Vista Hills  Apartments, Series
2021A
4.000 02/01/56 16,064,302
3,500,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5.000 02/01/50 2,779,483
4,495,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4.000 02/01/50 3,599,835
38,790,000 (b) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5.000 04/01/49 35,228,391
10,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Fresno County Tobacco
Funding Corporation, Subordinate Turbo Capital Series 2006A
0.000 06/01/46 2,502,247
14,700,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding
Corporation, Turbo, Series 2007A
0.000 06/01/57 2,307,650

7
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 33,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0.000% 06/01/55 $ 6,569,993
60,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Stanislaus County Tobacco
Funding Corporation, Series 2006A
0.000 06/01/46 16,762,482
28,600,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Stanislaus County Tobacco
Funding Corporation, Subordinate Turbo Capital Appreciation
Series 2006B
0.000 06/01/46 8,156,832
8,080,000 California County Tobacco Securitization Agency, Tobacco
Settlement Bonds, Gold Country Settlement Funding
Corporation, Subpordinate Series 2020B-2
0.000 06/01/55 1,858,567
2,500,000 (b) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4.000 07/01/61 2,041,808
31,865,000 (b) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy Project,
Series 2020
6.250 07/01/58 33,421,532
39,495,000 (c) California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A, (UB)
4.000 08/15/48 39,753,289
29,910,000 (c) California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A - BAM Insured, (UB)
4.000 08/15/48 30,249,655
26,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Kaiser Permanente System, Series 2017A-2
4.000 11/01/44 26,073,476
12,500,000 (c) California Health Facilities Financing Authority, Revenue Bonds,
Kaiser Permanente System, Series 2017A-2, (UB)
4.000 11/01/44 12,535,325
3,335,000 (c) California Health Facilities Financing Authority, Revenue Bonds,
Stanford Hospitals and Clinics, Series 2015A, (UB)
5.000 08/15/54 3,363,697
2,500,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5.200 12/01/27 2,532,716
1,585,000 (b) California Housing Finance Agency, Multifamily Housing
Revenue Bonds, Redwood Gardens Apartments, Subordinate
Lien Series 2021N-S
4.000 03/01/37 1,380,839
18,595,000 (b) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Series
2020A-4, (AMT), (Mandatory Put 8/15/25)
8.000 01/01/50 19,151,385
1,500,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5.250 10/01/45 1,499,997
640,000 (b) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500 06/01/38 647,764
1,595,000 (b) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500 06/01/48 1,600,906
1,550,000 (b) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500 06/01/53 1,555,494
6,800,000 (b) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5.000 06/15/46 6,802,791
1,680,000 (b) California Municipal Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2014A
6.125 08/01/49 1,678,763
810,000 (b) California Municipal Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2015A
6.125 08/01/45 810,541
1,000,000 (b) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project, Series
2024
6.200 06/15/54 1,084,314
2,300,000 (b) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project, Series
2024
6.375 06/15/64 2,505,613
7,815,000 California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A
12.250 07/01/53 7,909,481
500,000 (b) California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2012A
6.625 01/01/32 499,988

Portfolio of Investments September 30, 2024
(continued)
High Yield
8
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 515,000 (b) California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2012A
6.875% 01/01/42 $ 513,246
1,275,000 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2014A
5.000 01/01/35 1,135,232
1,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
4.000 12/31/47 982,185
7,000,000 (b) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A
6.000 10/01/50 7,223,671
3,720,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022A
5.250 09/01/52 3,959,541
1,250,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024B
5.000 09/01/54 1,316,535
2,160,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-6, County of Placer-
PV400, Series 2022
5.250 09/01/52 2,299,088
1,250,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement Area
A Hesperia Silverwood, Series 2024
5.125 09/01/59 1,330,058
2,000,000 (b) California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP
Desalination Project), Series 2023 (AMT), (AMT)
5.000 07/01/38 2,206,881
5,000,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5.000 11/21/45 5,007,742
7,910,000 (b) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5.125 07/01/55 7,085,115
870,000 (b) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5.000 06/15/39 867,245
1,000,000 (b) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5.000 06/15/49 953,568
2,055,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6.125 06/15/37 2,112,642
3,025,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6.250 06/15/47 3,090,909
20,000,000 (c) California Public Finance Authority, Revenue Bonds, Sharp
HealthCare, Series 2017A, (UB)
4.000 08/01/47 19,810,416
1,800,000 (b) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
5.500 07/01/50 1,901,433
2,350,000 (b) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5.000 07/01/36 2,386,808
2,360,000 (b) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5.000 07/01/46 2,380,668
2,755,000 (b) California School Finance Authority Charter School Revenue
Bonds, California, ACE Charter Schools, Obligated Group, Series
2016A
5.000 06/01/42 2,756,118
6,930,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2020A
6.000 06/01/59 7,008,792
650,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Taxable
Series 2020B
6.000 06/01/31 618,364

9
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,010,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Encore Education Obligated Group, Series
2016A
5.000% 06/01/42 $ 1,766,821
1,100,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Encore Education Obligated Group, Series
2016A
5.000 06/01/52 918,730
500,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4.000 06/01/51 395,694
1,390,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4.000 06/01/61 1,046,914
5,375,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2016A
5.750 06/01/42 5,461,480
5,065,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2016A
5.875 06/01/52 5,137,862
1,000,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2019A
5.000 06/01/49 1,001,198
8,810,000 (b) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7.500 06/15/63 9,285,736
1,175,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5.000 06/01/40 978,927
1,850,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5.000 06/01/50 1,442,573
2,930,000 (b) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5.000 06/01/52 2,878,078
375,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
6.250 07/01/37 389,207
875,000 (b),(g) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (Pre-
refunded 7/01/27)
6.250 07/01/37 963,333
1,885,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
6.500 07/01/50 1,936,165
2,940,000 (b),(g) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (Pre-
refunded 7/01/27)
6.500 07/01/50 3,251,263
1,680,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5.875 05/01/47 1,701,332
1,165,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Larchmont Charter School Project , Series 2018A
5.000 06/01/43 1,174,170
6,865,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Academy Obligated Group, Series
2021A
4.000 06/01/41 5,932,971
3,000,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Academy Obligated Group, Series
2021A
4.000 06/01/51 2,388,355
1,185,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Academy Obligated Group, Series
2021A
4.000 06/01/61 898,446
1,600,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4.000 06/01/51 1,216,766
10,000,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2020A
5.000 06/01/60 9,324,520
4,810,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5.125 03/01/52 3,814,326

Portfolio of Investments September 30, 2024
(continued)
High Yield
10
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,750,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5.250% 03/01/62 $ 2,923,879
1,300,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Alta Public Schools Project, Series 2014A
6.750 11/01/45 1,301,503
690,000 (b) California School Finance Authority, School Facility Revenue
Bonds, KIPP LA Projects, Series 2014A
5.125 07/01/44 690,399
1,280,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
5.750 07/01/41 1,313,267
2,250,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
6.000 07/01/51 2,306,007
3,000,000 (c),(d) California State, General Obligation Bonds, Refunding Various
Purpose Series 2021
3.000 12/01/46 2,543,647
1,000,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2021
3.000 12/01/49 834,636
500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/34 501,143
15,470,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/44 15,470,627
49,020,000 (c),(d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.500 12/01/54 49,076,750
12,090,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/41 12,266,836
1,620,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/46 1,639,131
27,440,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 27,789,994
2,000,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.500 12/01/58 2,072,692
8,150,000 (b) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5.000 06/01/46 8,199,917
3,245,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5.375 09/01/35 3,298,078
3,285,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5.625 09/01/45 3,329,283
2,665,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2016-02 Delta
Coves, Series 2022
5.500 09/01/52 2,800,553
1,860,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8.000 09/02/41 1,859,910
10,427 (a),(h) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 10/01/24 10,427
50,261 (a),(h) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 07/01/30 50,261
74,000 (a),(h) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 07/01/35 74,000
64,090 (a),(h) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.500 07/01/39 64,091

11
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 12,868 (a),(h) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005H
5.750% 07/01/25 $ 12,868
7,745,000 (c) Central Unified School District, Fresno County, California,
General Obligation Bonds, 2020 Election Series 2021A - AGM
Insured
4.000 08/01/48 7,763,689
5,360,000 Chaffey Joint Union High School District, San Bernardino County,
California, General Obligation Bonds, Election 2012 Series
2019D
4.000 08/01/49 5,362,178
3,290,000 (b) CMFA Special Financing Agency VIII, California, Essential
Housing Revenue Bonds, Elan Huntington Beach, Senior Lien
Series 2021A-1
3.000 08/01/56 2,423,396
95,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5.250 09/01/27 95,108
1,000,000 County of Sacramento, California, McClellan Park Community
Facilities District No. 2004-1, Special Tax Bonds, Series 2017
5.000 09/01/35 1,029,958
41,840,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4.000 10/01/56 34,559,706
11,700,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5.000 01/01/54 10,678,982
8,000,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-2
4.000 06/01/58 6,492,065
5,025,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2
3.125 08/01/56 3,973,001
5,500,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4.000 10/01/56 4,490,950
9,735,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Series
2021B
4.000 07/01/58 7,050,879
14,040,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2
4.000 09/01/56 11,447,682
3,010,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A
4.000 08/01/56 2,731,199
4,825,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4.000 12/01/56 3,756,576
1,040,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Towne-Glendale, Mezzanine Lien Social
Series 2022B
5.000 09/01/37 1,065,915
4,375,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior
Lien Series 2021A
3.250 10/01/58 3,209,638
21,000,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Mezzanine Lien Series 2021B
4.000 06/01/57 7,361,724
9,400,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3.125 06/01/57 5,969,139
34,280,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021A-2
4.000 12/01/58 27,579,117
8,030,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021B
4.000 12/01/59 5,479,032
30,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3.000 12/01/49 21,981
18,035,000 Downey Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2022 Series 2023A
4.000 08/01/52 18,061,035

Portfolio of Investments September 30, 2024
(continued)
High Yield
12
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 10,000,000 (c) Dublin Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020 Series 2023B
4.125% 08/01/49 $ 10,139,736
3,460,000 Fairfield, California, Special Tax Bonds, Community Facilities
District 2007-1 Fairfield Commons Project, Series 2008
6.875 09/01/38 3,511,658
2,295,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A
4.000 01/15/46 2,280,290
2,500,000 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2020 Series 2021A
3.000 08/01/55 1,978,446
4,715,000 Glendale Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Taxable
Refunding Series 2020B
0.010 02/01/45 2,118,158
4,095,000 (c),(d) Glendale Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Taxable
Refunding Series 2020B
4.000 08/01/50 4,095,415
750,765,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000 06/01/66 89,687,288
6,000,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5.000 06/01/51 6,332,066
5,760,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds, Augusta Communities Mobile Home Park,
Refunding Series 2022A
5.250 05/15/56 6,160,990
160,000 Indio Redevelopment Agency, California, Tax Allocation Bonds,
Merged Area Redevelopment Project, Subordinate Lien
Refunding Series 2008A
5.250 08/15/28 160,459
61,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.Turbo
Capital Appreciation
0.000 06/01/36 28,282,424
187,500,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2. Turbo
Capital Appreciation
0.010 06/01/47 38,480,962
1,945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
1, Series 2019
5.400 09/01/38 2,017,446
3,095,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
1, Series 2019
5.500 09/01/43 3,188,614
4,830,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
1, Series 2019
5.600 09/01/49 4,965,360
1,945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
2, Series 2019
5.500 09/01/43 2,003,830
3,665,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
2, Series 2019
5.600 09/01/49 3,767,711
2,410,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
3, Series 2019
5.400 09/01/38 2,499,766
3,820,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
3, Series 2019
5.500 09/01/43 3,935,543
7,205,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
3, Series 2019
5.600 09/01/49 7,406,918
835,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement Areas
4, Series 2019
5.400 09/01/38 866,102
1,335,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement Areas
4, Series 2019
5.500 09/01/43 1,375,379

13
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,515,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement Areas
4, Series 2019
5.600% 09/01/49 $ 2,585,482
5,000,000 Lennox School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2017 - AGM Insured
4.000 08/01/47 5,010,232
20,925,000 (c),(e) Long Beach Community College District, California, General
Obligation Bonds, Refunding 2008 Election Series 2012B - BAM
Insured, (UB)
0.000 08/01/49 15,709,032
32,355,000 (c) Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016, Series
2017A - BAM Insured, (UB)
4.000 08/01/45 32,375,186
11,155,000 (c),(d) Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016, Series
2023C
4.000 08/01/53 11,163,298
8,500,000 (c) Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016, Series
2023C, (UB)
4.000 08/01/53 8,506,323
1,765,000 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012
6.050 08/01/42 1,982,917
3,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Lien
Private Activity Series 2021A, (AMT)
5.000 05/15/51 3,162,191
7,000,000 (c) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Series
2022G, (AMT), (UB)
4.000 05/15/47 6,907,873
13,600,000 (c) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Lien Series 2020C,
(AMT), (UB)
4.000 05/15/50 13,325,755
10,000,000 (c) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Series 2022H, (AMT),
(UB)
5.000 05/15/47 10,639,835
5,950,000 (c) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2016B, (AMT), (UB)
5.000 05/15/46 6,038,096
16,000,000 (c) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018A, (AMT), (UB)
5.250 05/15/48 16,659,600
7,500,000 (c) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019E,
(UB)
5.000 05/15/49 7,916,350
12,125,000 (c) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT), (UB)
5.000 05/15/46 12,927,634
1,750,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
4.000 05/15/49 1,715,049
1,065,000 Moorpark, California, Special Tax Bonds, Community Facilities
District 2004-1, Refunding Junior Lien Series 2014B
5.125 09/01/38 1,066,222
3,902,112 (a) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1.908 09/01/28 1,073,081
2,305,000 Orland Joint Unified School District, Glenn and Tehama
Counties, California, General Obligation Bonds, 2008 Election,
Series 2012B
6.000 08/01/51 1,833,195
970,000 Orland Joint Unified School District, Glenn and Tehama
Counties, California, General Obligation Bonds, 2008 Election,
Series 2013C
5.550 08/01/43 752,426
7,730,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5.250 04/01/39 5,857,255
1,000,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5.250 04/01/49 760,645
7,250,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5.250 04/01/54 5,456,607

Portfolio of Investments September 30, 2024
(continued)
High Yield
14
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,230,000 Palmdale Community Redevelopment Agency, California, Tax
Allocation Bonds, Merged Redevelopment Project Areas, Series
2002 - AMBAC Insured
0.000% 12/01/31 $ 986,438
1,225,000 Palmdale Community Redevelopment Agency, California, Tax
Allocation Bonds, Merged Redevelopment Project Areas, Series
2002 - AMBAC Insured
0.000 12/01/32 946,075
11,265,000 (c) Pasadena Area Community College District, Los Angeles County,
California, General Obligation Bonds, 2022 Election Series
2023A-1, (UB)
4.000 08/01/52 11,272,123
2,985,000 River Delta Unified School District, Sacramento and Solano
Counties, California, General Obligation Bonds, School Faciliteis
Improvement District 2, Election 2004 Series 2008 - AGM Insured
0.000 04/01/48 1,126,523
4,165,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5.000 09/01/42 4,371,106
3,000,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5.250 09/01/47 3,156,614
5,410,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5.000 09/01/52 5,544,153
7,100,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment Project
Area, 2nd Lien Series 2011E
0.010 12/01/41 3,624,437
7,075,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment Project
Area, 2nd Lien Series 2011E
0.000 12/01/42 3,444,000
7,050,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment Project
Area, 2nd Lien Series 2011E
0.010 12/01/43 3,275,632
5,600,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment Project
Area, 2nd Lien Series 2011E
0.010 12/01/44 2,481,656
20,000,000 (c) Riverside County Transportation Commission, California, Toll
Revenue Second Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021C, (UB)
4.000 06/01/47 20,022,952
550,000 Rocklin Unified School District, Placer County, California, Special
Tax Bonds, Community Facilities District 2, Series 2007 - NPFG
Insured
0.010 09/01/36 366,678
660,000 Rocklin Unified School District, Placer County, California, Special
Tax Bonds, Community Facilities District 2, Series 2007 - NPFG
Insured
0.010 09/01/37 421,606
1,000,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Ranch at Sierra Vista, Public Facilities Series 2023
5.000 09/01/48 1,056,338
2,500,000 (b),(c) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
9.953 12/01/30 3,801,856
3,000,000 (b),(c) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
9.953 12/01/30 4,562,227
6,580,000 (b),(c) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
10.060 12/01/33 11,311,976
4,365,000 Sacramento, California, Special Tax Bonds, Community Facilities
District 05-1 College Square, Series 2007
5.900 09/01/37 4,408,024
2,150,000 (b) Sacramento, California, Special Tax Bonds, Community Facilities
District 2018-01 Railyards, Improvements Series 2022
5.250 09/01/42 2,320,221
4,000,000 (b) Sacramento, California, Special Tax Bonds, Community Facilities
District 2018-01 Railyards, Improvements Series 2022
5.250 09/01/47 4,272,060
2,250,000 (b) Sacramento, California, Special Tax Bonds, Community Facilities
District 2018-01 Railyards, Improvements Series 2022
5.375 09/01/52 2,382,609
4,918,000 (b),(c),(d) San Bernardino City, California, Pension Obligation Bonds,
Taxable Series 2020A
6.750 12/15/46 5,113,658

15
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,725,000 San Bernardino County Financing Authority, California, Revenue
Bonds, Courthouse Facilities Project, Series 2007 - NPFG Insured
5.500% 06/01/37 $ 1,844,607
17,205,000 (c) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT), (UB)
5.000 07/01/53 18,329,211
2,900,000 (c) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT), (UB)
4.000 07/01/44 2,854,827
12,840,000 (c) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT), (UB)
5.000 07/01/49 13,199,525
13,205,000 (c) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
4.000 07/01/46 12,931,920
23,370,000 (c) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B - AGM Insured,
(AMT), (UB)
4.000 07/01/51 22,805,890
10,735,000 (c) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5.000 07/01/51 11,324,955
11,840,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
4.000 07/01/56 11,339,060
5,435,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5.250 05/01/49 5,962,263
17,460,000 (c) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2022A, (AMT),
(UB)
4.000 05/01/52 16,667,496
25,000,000 (c) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2022A, (AMT),
(UB)
5.000 05/01/52 26,483,337
12,765,000 (c) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5.000 05/01/44 13,258,764
17,000,000 (c) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5.000 05/01/49 17,604,258
43,630,000 (c) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT),
(UB)
5.000 05/01/48 44,830,558
106,295,000 (c) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT),
(UB)
5.250 05/01/48 110,454,578
28,600,000 (c) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT),
(UB)
5.000 05/01/50 29,606,580
4,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5.000 05/01/50 4,140,780
9,290,000 (c) San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2022D-1, (UB)
4.000 08/01/47 9,353,950
2,000,000 (b) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5.000 09/01/52 2,031,034
1,685,000 (b) San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
South Redevelopment Project, Subordinate Series 2016D
0.000 08/01/26 1,547,490
8,905,000 (b) San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
South Redevelopment Project, Subordinate Series 2016D
0.000 08/01/31 6,412,693
17,120,000 (b) San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
South Redevelopment Project, Subordinate Series 2016D
0.000 08/01/43 6,759,842
20,035,000 (c),(e) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Election 2010 Series
2011A - BAM Insured, (UB)
0.000 07/01/51 16,382,866
6,740,000 Santa Clara County Housing Authority, California, Multifamily
Housing Revenue Bonds, Blossom River Project, Series 1998A,
(AMT)
6.500 09/01/39 6,741,025

Portfolio of Investments September 30, 2024
(continued)
High Yield
16
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 7,500,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0.000% 06/01/47 $ 2,097,970
94,800,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Turbo Capital Appreciation
Series 2007C
0.000 06/01/56 10,664,412
10,000,000 (c) Sweetwater Union High School District, California, General
Obligation Bonds, Refunding Series 2016 - BAM Insured, (UB)
4.000 08/01/47 10,011,741
1,725,000 (b) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5.500 09/01/27 1,810,098
3,605,000 (b) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5.750 09/01/32 3,841,141
4,890,000 (b) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.125 09/01/37 5,196,323
13,145,000 (b) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.250 09/01/47 13,814,480
95,575,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco
Asset Securitization Corporation, First Subordinate CABs, Series
2006B
0.000 06/01/46 21,389,561
3,000,000 (b) Triview Metropolitan District 4, El Paso County, California,
Colorado, General Obligation Bonds, Limited Tax Series 2018
5.750 12/01/48 3,027,736
3,000,000 Union Elementary School District, Santa Clara County, California,
General Obligation Bonds, Election of 2022, Series 2023A
4.000 09/01/52 3,004,194
27,875,000 (c) University of California Regents, Medical Center Pooled Revenue
Bonds, Series 2022P, (UB)
4.000 05/15/53 27,937,744
4,000,000 Walnut Creek School District, Contra Costa County, California,
General Obligation Bonds, Election 2022 Series 2023A
4.000 09/01/52 4,005,048
TOTAL CALIFORNIA 1,884,313,077
COLORADO - 11.8%
3,000,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4.375 12/01/52 2,762,595
464,000 Amber Creek Metropolitan District (In the City of Thornton),
Adams County, Colorado, Limited Tax (Convertible to Unlimited
Tax), General Obligation Refunding and Improvement Bonds,
Series 2017B
7.750 12/15/47 461,604
1,066,000 Antelope Heights Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Junior Lien Series Series 2021B
5.500 12/15/37 1,034,520
1,890,000 Arvada West Town Center Business Improvement District,
Colorado, General Obligation Bonds, Refunding Series 2015
5.450 12/01/39 1,900,074
2,290,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B
7.750 12/15/50 2,265,593
129,889,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5.750 12/01/51 127,533,190
4,495,000 (c) Aurora, Colorado, Sewer Revenue Bonds, Pipeline Interceptor
Project, First Lien Series 2023, (UB)
4.000 08/01/53 4,338,509
1,250,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/39 1,250,703
5,920,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/48 5,672,415
4,279,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7.750 12/15/48 4,186,315
3,230,000 Banning Lewis Ranch Metropolitan District 4, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation Bonds,
Series 2018A
5.750 12/01/48 3,268,424
2,195,000 Banning Lewis Ranch Metropolitan District 5, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation Bonds,
Series 2018A
5.750 12/01/48 2,221,112

17
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,500,000 Banning Lewis Ranch Regional Metropolitan District, Colorado
Springs, El Paso County, Colorado, Limited Tax General
Obligation Bonds, Series 2018A
5.375% 12/01/48 $ 2,513,816
2,396,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5.500 12/01/36 2,400,539
5,010,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5.750 12/01/46 5,016,932
555,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Series 2021A
5.000 12/01/42 573,026
1,000,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Series 2021A
5.000 12/01/51 1,032,479
3,800,000 (f) Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Subordinate
Series 2024B
6.750 12/15/54 3,880,633
3,210,000 (b) Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-3
6.750 12/01/49 2,991,536
2,880,000 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A-3
5.000 12/01/50 2,730,273
297,000 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020B-3
8.000 12/15/50 245,965
2,600,000 Belleview Village Metropolitan District, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020
4.950 12/01/50 2,532,195
6,160,000 Bennett Crossing Metropolitan District, Bennett, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2020A-3
6.125 12/01/49 6,230,175
3,250,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited
Tax Series 2021A
5.000 12/01/41 3,116,201
1,690,000 (b) Bent Grass Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
5.250 12/01/49 1,692,503
2,312,000 Berkley Shores Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2020A-3
5.250 12/01/50 2,244,071
4,320,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4.750 12/01/52 3,771,859
334,000 Bijou Creek Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2019B
7.750 12/15/49 324,773
1,785,000 Bijou Creek Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Convertible to Unlimited Tax
Bonds, Series 2019A
5.000 12/01/49 1,751,579
18,500,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4.750 12/01/51 14,985,862
1,880,000 (b) Bramming Farm Metropolitan District 1, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Capital Appreciation Series 2015
6.000 12/01/44 1,880,474
1,405,000 Bramming Farm Metropolitan District 1, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B-3
8.500 12/15/49 1,393,650
675,000 Brighton Crossing Metropolitan District 4, Colorado, General
Obligation Bonds, Subordinate Limited Tax Series 2017B
7.000 12/15/47 664,408
9,375,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.125 12/01/48 8,007,287
7,075,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate (Convertible to Senior) Capital Appreciation
(Convertible to Current Interest), Limited Tax (Convertible to
Unlimited Tax) Series
7.500 12/01/48 5,556,180

Portfolio of Investments September 30, 2024
(continued)
High Yield
18
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,583,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000% 12/01/39 $ 2,340,475
5,500,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/49 4,535,243
18,415,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Convertible to Senior Capital Appreciation Series
2019B
7.500 12/01/49 12,470,063
1,183,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax, Refunding & Improvement Series 2018A
5.250 12/01/38 1,187,827
2,250,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax, Refunding & Improvement Series 2018A
5.375 12/01/48 2,260,603
1,226,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Refunding
Subordinate Series 2018B
7.625 12/15/46 1,225,527
1,440,500 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018B
7.375 12/15/47 1,449,262
5,616,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Junior Subordinate Series 2016
7.000 12/15/57 5,626,176
3,140,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2017A
6.000 12/01/37 3,152,286
8,270,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2017A
6.125 12/01/47 8,310,622
8,425,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Series 2017B
8.000 12/15/47 8,379,852
6,602,000 Canyons Metropolitan District 6, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Junior Subordinate Series 2016
7.000 12/15/57 6,613,962
3,425,000 Canyons Metropolitan District 6, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2017A
6.125 12/01/47 3,439,141
2,997,000 Canyons Metropolitan District 6, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Series 2017B
8.000 12/15/47 2,971,673
3,162,500 Carousel Farms Metropolitan District, Town of Parker, Douglas
County, Colorado, General Obligation Limited Tax Bonds, Series
2021A
5.375 12/01/51 2,882,975
4,960,000 Carriage Hills Metropolitan District, Frederick, Colorado, Limited
Tax General Obligation Bonds, Series 2018A
5.500 12/01/47 4,995,245
4,495,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Series 2018
5.250 12/01/48 4,503,896
21,270,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/47 20,937,618
12,875,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
5.000 12/01/51 12,476,835
6,000,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6.500 12/01/53 6,259,877
3,851,000 Cherry Creek Corporate Center Metropolitan District, Arapahoe
County, Colorado, Revenue Bonds, Refunding Senior Lien Series
2015A
5.000 06/01/37 3,858,067
1,276,000 Cherry Creek Corporate Center Metropolitan District, Arapahoe
County, Colorado, Revenue Bonds, Refunding Subordinate Lien
Series 2016B
8.000 06/15/37 1,272,961

19
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,375,000 Cherry Hills City Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Series 2020A-3
5.000% 12/01/47 $ 1,300,015
1,450,000 Citadel on Colfax Business Improvement District, Aurora,
Colorado, Special Revenue and Tax Supported Bonds, Senior
Series 2020A
5.350 12/01/50 1,396,221
1,035,000 City Center West Residential Metropolitan District 2, Greeley,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax, Series 2019A
5.000 12/01/49 1,008,487
700,000 Clear Creek Transit Metropolitan District 2, Adams County,
Colorado, Revenue Supported Limited Tax General Obligation
Bonds, Series 2021A
5.000 12/01/50 568,563
2,250,000 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado,
General Obligation Limited Tax Bonds, Taxable Refunding
Subordinate Series 2022B-1 - BAM Insured
5.750 12/15/47 2,258,986
3,500,000 Colorado Crossing Metropolitan District 2, Colorado Springs,
Colorado, Limited Tax General Obligation Bonds, Refunding
Series 2020A-1
5.000 12/01/50 3,473,628
4,350,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project, Series
2017
5.375 10/01/37 4,088,299
8,925,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project, Series
2017
5.500 10/01/47 8,174,944
6,625,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project, Series
2017
5.625 10/01/52 6,213,451
1,350,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5.250 07/01/46 1,354,121
1,750,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6.500 07/01/38 1,752,744
865,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Liberty Common Charter School, Series
2014B
5.625 01/15/44 865,618
1,000,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
5.000 07/01/46 1,005,665
350,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4.000 07/01/51 282,746
7,745,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Thomas MacLaren State Charter School
Project, Refunding & Improvement Series 2020A
5.000 06/01/50 7,909,901
655,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Twin Peaks Charter Academy, Series
2011B
7.500 03/15/35 657,129
500,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, University of Northern Colorado Lab
School, Refunding & Improvement Series 2015
5.000 12/15/35 504,849
2,500,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, University of Northern Colorado Lab
School, Refunding & Improvement Series 2015
5.000 12/15/45 2,508,601
890,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5.000 11/01/44 890,160
765,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5.125 11/01/49 765,122
14,650,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, (UB)
4.000 11/15/43 14,633,980
6,490,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A, (UB)
4.000 11/15/50 6,366,333

Portfolio of Investments September 30, 2024
(continued)
High Yield
20
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 7,130,000 (c),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
3.000% 11/15/51 $ 5,681,952
21,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group, Series
2013
8.000 08/01/43 14,475,645
4,085,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
6.125 02/01/46 3,196,070
5,000,000 (c),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/44 5,215,647
45,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4.000 08/01/49 42,957
4,100,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5.250 11/01/52 4,482,357
6,000,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (UB)
5.000 05/15/47 6,504,239
14,000,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (UB)
5.000 05/15/52 15,028,003
335,000 (a),(b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.000 12/01/25 302,903
750,000 (a),(b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.500 12/01/30 603,962
1,650,000 (a),(b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.750 12/01/35 1,213,386
3,600,000 (a),(b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6.125 12/01/45 2,456,631
5,070,000 (a),(b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6.250 12/01/50 3,460,342
4,250,000 (c),(d) Colorado High Performance Transportation Enterprise, US 36
and I-25 Managed Lanes Revenue Bonds, Senior Lien Series
2014, (AMT)
5.750 01/01/44 4,261,387
31,920,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5.875 12/01/46 32,183,991
750,000 Colorado International Center Metropolitan District 3, Aurora,
Colorado, General Obligation Limited Tax Bonds, Junior Lien
Series 2018C
12.500 12/15/38 750,351
1,109,000 Colorado International Center Metropolitan District 3, Aurora,
Colorado, General Obligation Limited Tax Bonds, Series 2018B
7.500 12/15/38 1,110,068
15,070,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Convertible Capital
Appreciation Series 2019A-2
6.250 12/01/48 15,309,199
1,996,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Subordinate Series 2019B-2
8.750 12/15/48 2,000,836
30,925,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Refunding and Improvement Convertible Capital
Appreciation Bonds, Series 2019A-1
6.000 12/01/47 28,527,728
13,000,000 Colorado International Center Metropolitan District 8, Adams
County, Colorado, Limited Tax General Obligation Bonds, Series
2020
6.500 12/01/50 13,023,507
3,715,000 (a) Colorado Springs Urban Renewal Authority, Colorado, Senior
Special Revenue Bonds, Canyon Creek Project, Series 2018A
5.750 12/01/47 3,158,404
1,086,000 (a) Colorado Springs Urban Renewal Authority, Colorado, Senior
Special Revenue Bonds, Canyon Creek Project, Series 2018B
8.125 12/15/47 868,867
18,000,000 (c) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A, (UB)
5.250 11/15/53 20,109,035

21
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 17,000,000 (c) Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, (UB)
4.000% 03/15/46 $ 17,025,041
3,205,000 Colorado Tech Center Metropolitan District, Louisville, Colorado,
General Obligaiton Bonds, Series 2018
6.000 12/01/47 3,167,005
1,495,000 Commons at East Creek Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Series 2020A-3
5.000 12/01/50 1,403,311
1,125,000 Conestoga Metropolitan District 2, Ault, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A-3
5.250 12/01/51 1,072,917
4,420,000 Confluence Metropolitan District, Eagle County, Colorado,
Limited Tax Supported Revenue Bonds, Subordinate Series
2021B
5.500 12/15/50 4,218,202
1,765,000 Constitution Heights Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020
5.000 12/01/49 1,749,194
1,325,000 Copperleaf Metropolitan District 3, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2021B
5.500 12/15/36 1,308,755
725,000 Copperleaf Metropolitan District 6, Arapahoe County, Colorado,
Limited Tax, General Obligation Bonds, Subordinate Series
2022B
6.000 12/15/41 729,890
1,910,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited
Tax, Refunding Series 2017A
5.125 12/01/37 1,917,039
4,600,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited
Tax, Refunding Series 2017A
5.250 12/01/47 4,610,201
3,880,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited
Tax, Refunding Series 2017B
5.250 12/01/47 3,887,733
5,185,000 (a) Cornerstone Metropolitan District 2, Montrose and Ouray
Counties, Colorado, Limited Tax General Obligation Refunding
Bonds, Series 2010A
8.000 12/01/40 5,194,341
1,917,000 Cottonwood Highlands Metropolitan District 1, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2019A
5.000 12/01/49 1,930,043
5,000,000 Crossroads Metropolitan District 1, El Paso County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2022
6.500 12/01/51 5,112,543
4,060,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds, Series
2018A
5.625 12/01/38 4,078,496
9,665,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds, Series
2018A
5.750 12/01/48 9,717,067
1,630,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds, Series
2018B
8.000 12/15/48 1,629,185
2,375,000 Crystal Crossing Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5.250 12/01/40 2,385,122
4,535,000 Cumberland Green Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2015
5.250 12/01/45 4,545,155
40,580,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 23,095,368
9,000,000 (c) Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT), (UB)
4.125 11/15/53 8,852,978
7,085,000 (c) Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT), (UB)
5.500 11/15/53 7,803,723
8,200,000 (c) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5.000 12/01/43 8,472,921
28,210,000 (c) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
4.000 12/01/48 27,297,658

Portfolio of Investments September 30, 2024
(continued)
High Yield
22
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 18,500,000 (c) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5.000% 12/01/48 $ 19,013,475
6,000,000 (c) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5.250 12/01/48 6,251,130
15,000,000 (c) Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A, (UB)
4.000 08/01/51 14,737,461
2,659,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5.500 12/01/38 2,679,611
6,180,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5.625 12/01/48 6,198,177
1,855,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Subordinate Series 2018B
7.875 12/15/48 1,858,645
1,800,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6.000 12/01/48 1,854,881
1,500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0.000 09/01/41 746,267
70,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/30 57,812
500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.010 09/01/31 396,486
500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/33 364,924
20,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0.000 09/01/28 17,770
1,700,000 (b) Elbert and Highway 86 Commercial Metropolitan District, Elbert
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2021A
5.000 12/01/41 1,704,833
1,000,000 (b) Elbert and Highway 86 Commercial Metropolitan District, Elbert
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2021A
5.000 12/01/51 957,873
4,200,000 Erie Highlands Metropolitan District 2, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2018A
5.250 12/01/48 4,245,171
2,975,000 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, Series 2021
4.000 12/01/38 2,599,584
18,000,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 18,039,661
2,365,000 Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A
5.250 12/01/49 2,369,958
398,000 (b) Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7.750 12/15/49 395,488
695,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5.000 12/01/32 725,114
5,800,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5.550 12/01/47 6,037,135
520,000 First Creek Village Metropolitan District, Denver, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B
6.750 08/01/49 526,177
3,000 Fitzsimons Village Metropolitan District 1, Arapahoe County,
Colorado, Limited Tax  General Obligation and Special Revenue
Bonds, Refunding Series 2020A
5.000 12/01/49 2,846
611,000 Fitzsimons Village Metropolitan District 1, Arapahoe County,
Colorado, Limited Tax  General Obligation and Special Revenue
Bonds, Refunding Subordinate Series 2020B
7.000 12/15/49 584,278
14,495,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5.750 12/01/30 14,498,867
34,430,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6.000 12/01/38 34,182,731

23
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,110,000 Four Corners Business Improvement District, Erie, Boulder
County, Colorado, Limited Tax Supported Revenue Bonds, Series
2022
6.000% 12/01/52 $ 5,285,350
4,220,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.500 12/01/42 4,329,635
5,780,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.750 12/01/52 5,917,298
2,266,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Subordinate Series 2022B
8.125 12/15/52 2,338,793
800,000 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019 5.000 12/01/48 780,368
17,145,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds, Series 2022A
and Subordinate Limited Tax General Obligation Bonds, Series
2022B
6.000 12/01/52 17,360,377
2,321,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds, Series 2022A
and Subordinate Limited Tax General Obligation Bonds, Series
2022B
8.500 12/15/52 2,352,463
3,428,000 (b) Future Legends Sports Park Metropolitan District 2, Colorado,
General Obligation Bonds, Subordinate Series 2020B
7.500 06/03/50 3,470,837
16,375,000 (b) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.500 06/01/50 15,004,493
2,890,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5.125 12/01/37 2,899,675
2,525,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5.250 12/01/47 2,509,615
1,696,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Subordinate Series
2017B
7.750 12/15/47 1,703,854
1,370,000 (b) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.250 12/01/51 1,144,434
1,320,000 Glen Metropolitan District. 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2017
5.000 12/01/47 1,320,718
5,490,000 (b) Granby Ranch Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018
5.500 12/01/52 5,514,504
2,575,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds, Series
2021
4.500 12/01/41 2,234,335
3,010,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds, Series
2021
4.750 12/01/51 2,507,252
8,855,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6.250 12/01/52 8,904,159
3,165,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
9.000 12/15/52 3,195,740
7,255,000 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3
5.875 12/01/50 7,353,952
1,930,000 (b) Greenspire Metropolitan District 1, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2022
5.125 12/01/51 1,851,062
750,000 Harvest Junction Metropolitan District, Longmont, Colorado,
General Obligation Bonds, Refunding and Improvement Series
2012
5.375 12/01/37 750,577
1,327,000 Haskins Station Metropolitan District, Arvada, Colorado, General
Obligation Bonds, Limited Tax Special Revenue Subordinate
Series 2019B
8.750 12/15/49 1,311,183

Portfolio of Investments September 30, 2024
(continued)
High Yield
24
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 16,080,000 Heritage Todd Creek Metropolitan District, Colorado, General
Obligation Bonds Limited Tax, Refunding & Improvement Series
2015
6.125% 12/01/44 $ 16,097,342
1,200,000 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6.500 12/01/43 1,260,400
14,810,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 14,910,622
4,684,000 Hess Ranch Metropolitan District 6, Parker, Colorado, General
Obligation Bonds, Limited Tax Subordinate Series 2020B
8.000 12/15/49 4,523,713
20,140,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-2
5.750 12/01/49 17,035,685
13,500,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1
5.000 12/01/49 12,898,483
575,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021
5.000 12/01/51 526,070
1,395,000 Highlands-Mead Metropolitan District, Mead, Weld County
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A
5.125 12/01/50 1,339,258
1,535,000 Highline Crossing Metropolitan District, In the City of Aurora,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2017A
5.500 12/01/47 1,542,694
336,000 Highline Crossing Metropolitan District, In the City of Aurora,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2017B
7.750 12/15/47 336,792
725,000 (b) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2021A
5.000 12/01/41 690,465
2,625,000 (b) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2021A
5.000 12/01/51 2,411,880
2,345,000 Home Place Metropolitan District, Thornton, Adams County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax Series 2020A
5.750 12/01/50 2,369,312
1,108,000 Iliff Commons Metropolitan District 2, Aurora, Colorado, General
Obligation Bonds, Subordinate Limited Tax Series 2020B
6.500 12/15/49 1,112,639
8,950,000 Independence Metropolitan District 3, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A
6.250 12/01/49 8,900,913
5,431,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Series 2019
7.250 12/01/38 5,597,190
722,000 Inspiration Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax, Subordinate Series 2021B
5.000 12/15/36 675,329
1,610,000 Interquest South Business Improvement District, Colorado
Springs, El Paso County, Colorado, Public Improvement Fee
Revenue Bonds, Series 2017
5.000 12/01/47 1,538,561
500,000 Iron Mountain Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/39 500,002
1,300,000 Iron Mountain Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/49 1,245,552
16,119,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5.750 12/15/50 16,380,491
2,510,000 Johnstown North Metropolitan District 2, Johnstown, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2022A
7.000 08/15/52 2,615,344
1,000,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds,
Series 2020A
5.000 12/01/50 916,530

25
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,500,000 Jones District Community Authority Board, Centennial, Colorado,
Special Revenue Convertible Capital Appreciaiton Bonds, Series
2020A
5.750% 12/01/50 $ 2,362,677
2,750,000 Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.125 12/01/50 2,775,791
3,850,000 Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7.500 12/15/52 3,864,959
9,000,000 (b) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.375 12/01/49 8,904,750
3,875,000 (b) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.625 12/01/56 3,839,638
2,645,000 Lake of the Rockies Metropolitan District, In the Town of
Monument, El Paso County,  Colorado, Subordinate General
Obligation Limited Tax Bonds, Series 2018B
5.000 08/01/48 2,623,486
439,000 Lake of the Rockies Metropolitan District, In the Town of
Monument, El Paso County,  Colorado, Subordinate General
Obligation Limited Tax Bonds, Series 2018B
7.500 08/01/48 435,079
6,210,000 (a) Lambertson Farms Metropolitan District 1, Colorado, Revenue
Bonds, Refunding & Improvement Series 2015
5.750 12/15/46 5,677,119
1,329,000 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Junior Lien
Series 2019C
10.000 12/15/49 1,347,327
5,170,000 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A
5.000 12/01/49 5,174,937
1,368,000 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019B
7.750 12/15/49 1,366,813
1,080,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7.250 12/01/53 1,155,305
10,000,000 (b) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7.375 11/01/52 10,324,896
3,050,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Limited Tax General Obligation Bonds, Series
2024A
6.375 12/01/54 3,154,425
605,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Subordinate Limited Tax General Obligation
Bonds, Series 2024B
8.750 12/15/54 622,138
1,180,000 Lochbuie Station Metropolitan District, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited
Tax Series 2020A
5.750 12/01/50 1,193,857
2,090,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5.000 12/01/41 2,031,345
5,585,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5.000 04/15/51 5,182,796
1,189,000 Mayfield Metropolitan District, Thornton, Colorado, General
Oblgation Bonds, Limited Tax Series 2020A
5.750 12/01/50 1,203,689
1,460,000 Mead Western Meadows Metropolitan District, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2018
5.000 12/01/47 1,472,712
2,000,000 Meadowbrook Crossing Metropolitan District, EL Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020A
5.250 12/01/49 2,018,895
1,570,000 Meadowlark Metropolitan District, Parker Town, Douglas County,
Colorado, Limited Tax General Obligation Bond, Convertible to
Unlimited Tax Series 2020A
4.875 12/01/40 1,601,966
750,000 Meadowlark Metropolitan District, Parker Town, Douglas County,
Colorado, Limited Tax General Obligation Bond, Convertible to
Unlimited Tax Series 2020A
5.125 12/01/50 766,315
1,695,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
6.750 12/01/52 1,743,261
1,473,000 Mirabelle Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B
7.375 12/15/49 1,473,418

Portfolio of Investments September 30, 2024
(continued)
High Yield
26
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds,  Series 2016B
7.500% 12/15/46 $ 499,620
1,500,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5.000 12/01/35 1,507,487
5,300,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5.000 12/01/46 5,208,523
2,186,000 Mountain Shadows Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2015
5.500 12/01/44 2,192,850
985,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/49 959,767
906,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7.625 12/15/49 879,283
3,365,000 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited
Tax General Obligation Bonds, Series 2022A
7.000 12/01/52 3,517,394
2,500,000 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2022B
9.000 12/15/52 2,605,177
2,145,000 Murphy Creek Metropolitan District 5 (In the City of Aurora,
Arapahoe County, Colorado), General Obligation Limited Tax
Bonds, Series 2022A and Subordinate General Obligation
Limited Tax Bonds, Series 2022B(3)
6.000 12/01/52 2,184,848
1,760,000 North Holly Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2018A
5.500 12/01/48 1,772,390
4,346,000 North Park Metropolitan District 1, in the City of Broomfiled,
Colorado, Special Revenue Bonds, Series 2018A-1
5.375 12/01/34 4,427,487
2,845,000 North Park Metropolitan District 1, in the City of Broomfiled,
Colorado, Special Revenue Bonds, Series 2018A-1
5.750 12/01/48 2,890,494
5,460,000 North Park Metropolitan District 1, in the City of Broomfiled,
Colorado, Special Revenue Bonds, Series 2018A-2
5.500 12/01/34 5,576,315
8,500,000 North Park Metropolitan District 1, in the City of Broomfiled,
Colorado, Special Revenue Bonds, Series 2018A-2
5.850 12/01/48 8,653,172
911,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2021B - AGM Insured
4.625 12/15/51 805,049
1,516,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5.625 12/01/37 1,522,393
10,820,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5.250 12/01/50 10,992,288
9,710,000 North Vista Highlands Metropolitan District 3, Pueblo County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
5.125 12/01/49 9,630,819
2,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/50 1,885,314
865,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7.500 12/15/50 843,218
2,050,000 (b) Old Towne Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding and Improvement Limited
Tax Series 2024
6.000 12/01/53 2,079,801
3,395,000 Orchard Park Place North Metropolitan District, Westminster,
Colorado, Limited Tax General Obligation Bonds, Series 2019A
5.250 12/01/48 3,390,758
611,000 Orchard Park Place North Metropolitan District, Westminster,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7.750 12/15/48 600,966
1,000,000 Overlook Metropolitan District, Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2021B-3
5.500 12/15/51 919,227
3,445,000 Overlook Park Metropolitan District, Routt County, Colorado,
General Obligation Bonds, Limited Tax Senior Series 2023A
7.250 12/01/53 3,545,782
42,040,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5.000 12/01/49 39,887,804
2,007,000 Palisade Park West Metropolitan District, Broomfield County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2024B
7.000 12/15/54 2,021,759

27
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,670,000 (b) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue Bonds,
District 2, Series 2024A
7.750% 12/01/53 $ 2,907,132
1,392,000 (b) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue Bonds,
District 2, Series 2024A
9.000 12/15/53 1,409,357
1,310,000 Parkdale Community Authority, Erie, Colorado, Limited Tax
Supported Revenue Bonds, District 1, Series 2020A
5.000 12/01/40 1,299,366
3,335,000 Parkdale Community Authority, Erie, Colorado, Limited Tax
Supported Revenue Bonds, District 1, Series 2020A
5.250 12/01/50 3,232,501
1,376,000 (g) Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016,
(Pre-refunded 12/01/26)
5.000 12/01/45 1,437,745
1,000,000 (b) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5.000 12/01/41 944,895
3,450,000 (b) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5.000 12/01/51 3,090,266
1,652,000 (b) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2021B
7.625 12/15/51 1,572,077
8,060,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1
7.500 12/01/52 8,280,028
52,535,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
8.000 12/01/52 32,256,895
9,626,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6.500 12/01/34 9,474,559
2,000,000 (b) Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013
5.000 12/01/40 2,000,228
980,000 Poudre Heights Valley Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2024A
5.500 12/01/54 984,097
3,025,000 Powers Metropolitan District In the City of Colorado Springs, El
Paso County, Colorado, Limited Tax General Obligation Bonds,
Series 2018
5.375 12/01/48 3,035,218
1,965,000 (b) Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Refunding Series 2017A
5.000 12/15/41 1,984,387
725,000 Prairie Center Metropolitan District 7, Brighton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
4.875 12/15/44 669,723
3,315,000 Prairie Center Metropolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Series 2024A
5.875 12/15/46 3,618,087
2,000,000 (b) Prairie Corner Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2021
4.875 12/01/51 1,784,972
7,237,000 (b) Prairie Song Metropolitan District 4, Windsor, Colorado, Limited
Tax General Obligation Bonds, Series 2021
6.000 12/01/51 6,863,441
500,000 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited
Tax General Obligatoin Bonds, Subordinate Series 2021B
7.250 12/15/51 474,198
1,480,000 Ptarmigan West Metropolitan District 2, Windsor, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2021-3
4.125 12/01/51 1,130,712
20,000,000 (c) Pueblo County, Colorado, Certificates of Participation, County
Judicial Complex Project, Series 2022A, (UB)
5.000 07/01/49 21,644,482
400,000 (b) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Capital Appreciation Revenue Bonds, EVRAZ Project, Series
2021A and Tax Increment Revenue Capital Appreciation Bonds,
Series 2021B
0.000 12/01/25 370,106
3,080,000 (b) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4.750 12/01/45 2,152,647
9,890,000 Raindance Metropolitan District 1, Acting by and through its
Water Activity Enterprise In the Town of Windsor, Weld County,
Colorado, Non-Potable Water Enterprise Revenue Bonds, Series
2020
5.250 12/01/50 9,973,214
16,370,000 Raindance Metropolitan District No. 3, Town of Windsor,
Colorado, Limited Tax General Obligation Bonds, Series 2018A
5.750 12/01/47 16,532,431

Portfolio of Investments September 30, 2024
(continued)
High Yield
28
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,840,000 Raindance Metropolitan District No. 3, Town of Windsor,
Colorado, Limited Tax General Obligation Bonds, Series 2018B
8.125% 12/15/47 $ 2,814,738
3,475,000 Range View Estates Metropolitan District, Mead, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/49 3,400,326
515,000 Range View Estates Metropolitan District, Mead, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7.750 12/15/49 500,773
12,890,000 Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax Series 2021-3
5.375 12/01/51 11,750,686
5,340,000 Reata South Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2018
5.500 12/01/47 5,403,031
575,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4.750 12/01/35 558,926
3,195,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
5.000 12/01/44 3,153,777
3,220,000 Regency Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2019
5.000 12/01/46 3,223,700
2,295,000 Remuda Ranch Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/50 2,157,291
5,835,000 Rendezvous Metropolitan District 4, Timnath Town, Colorado,
Limited Tax General Obligation Bonds, Series 2018A
5.625 12/01/48 5,877,768
5,221,000 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2016A
5.000 12/01/45 5,171,221
1,325,000 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Series 2016B
5.125 12/01/45 1,320,080
325,000 Richards Farm Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B
6.500 12/15/49 325,963
1,000,000 Ridgeline Vista Metropolitan District, Brighton, Colorado,
General Obligation Limited Tax Bonds, Series 2021A
5.250 12/01/60 886,511
1,684,000 Ritoro Metropolitan District In the Town of Elizabeth, Elbert
County, Colorado, Limited Tax , Convertible to Unlimited Tax,
General Obligation Bonds, Series 2019A
5.000 12/01/49 1,683,203
2,895,000 Riverdale Ranch Metropolitan District, Thornton City, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2019A
5.000 12/01/49 2,840,796
628,000 Riverdale Ranch Metropolitan District, Thornton City, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2019B
7.750 12/15/49 613,955
2,500,000 Riverpark Metropolitan District, Arapahoe County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2024
6.375 12/01/54 2,602,372
500,000 Riverview Metropolitan District, Steamboat Springs, Routt
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Refunding Series 2021
5.000 12/01/51 472,067
6,345,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5.000 12/01/52 5,837,286
2,625,000 RRC Metropolitan District 2, Jefferson County, Colorado, Limited
Tax General Obligation Bonds, Series 2021
5.250 12/01/51 2,385,184
5,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A
6.750 12/01/52 5,142,849
2,861,000 (b) Saint Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Subordinate Limited Tax
Series 2024B
8.750 09/20/54 2,867,688
804,000 Severance Shores Metropolitan District 4, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
8.250 12/15/49 795,741
2,132,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3.750 12/01/41 1,771,100
7,341,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.000 12/01/51 5,733,427
1,025,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5.250 12/01/50 943,185

29
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,498,000 Silver Peaks Metropolitan District No. 2, In the Town of Lochbuie,
Weld County, Colorado, Limited Tax General Obligation
Subordinate Bonds, Series 2018B
7.250% 12/15/47 $ 1,481,441
2,015,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7.750 12/01/45 2,092,605
6,000,000 (b) Sky Ranch Community Authority Board (Arapahoe County,
Colorado), Limited Tax Supported District No. 3 Senior Bonds
(Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds
(Tax-Exempt Fixed Rate), Series 2022B(3)
5.750 12/01/52 6,018,922
1,990,000 Sky Ranch Community Authority Board, Arapahoe County,
Colorado, Limited Tax Supported District 1 Revenue Bonds,
Senior Series 2019A
5.000 12/01/49 1,999,070
1,820,000 South Aurora Regional Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2018
6.250 12/01/57 1,825,513
1,000,000 South Timnath Metropolitan District No. 1,  In the Town of
Timnath, Larimer County, Colorado, Limited Tax General
Obligation Bonds, Series 2019A
5.500 12/01/48 882,158
2,208,000 South Timnath Metropolitan District No. 1,  In the Town of
Timnath, Larimer County, Colorado, Subordinate Limited Tax
General Obligation Bonds, Series 2019B
8.000 12/15/48 1,985,958
5,980,000 Southwest Timnath Metropolitan District 4, Timnath, Larimer
County, Colorado, Limited Tax General Obligation Bonds, Series
2017A
5.375 12/01/47 6,000,274
1,105,000 Southwest Timnath Metropolitan District 4, Timnath, Larimer
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2017B
7.750 12/15/47 1,106,243
1,910,000 Spring Valley Metropolitan District 4, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2020A
5.000 12/01/40 1,849,457
2,270,000 Spring Valley Metropolitan District 4, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2020A
5.125 12/01/50 2,116,258
2,500,000 (b),(e) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0.000 09/20/54 1,817,232
1,500,000 St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A
5.000 12/01/37 1,506,807
9,600,000 St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A
5.125 12/01/47 9,616,492
1,084,000 St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2017B
7.625 12/15/47 1,101,033
16,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6.750 12/01/53 17,128,685
4,750,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special District
1, Series 2024
5.625 12/01/43 4,974,177
5,000,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020
5.125 12/01/50 4,834,148
11,750,000 Sterling Ranch Metropolitan District 2, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 22
5.750 12/01/51 11,972,187
7,500,000 (a) Stone Ridge Metropolitan District 2, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited, Series
2007
0.000 12/01/31 1,200,000
2,175,000 Sunlight Metropolitan District, Steamboat Springs, Colorado,
Limited Tax General Obligation Bonds, Series 2020
5.000 12/01/50 2,176,329
801,000 The Village at Dry Creek Metropolitan District No. 2, In the City
of Thornton, Adams County, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Series 2019
4.375 12/01/44 801,242
1,275,000 (b) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4.750 12/01/51 1,063,528

Portfolio of Investments September 30, 2024
(continued)
High Yield
30
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,730,000 Timberleaf Metropolitan District, Adams County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited
Tax Series 2020A
5.750% 12/01/50 $ 1,747,936
875,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2024B
6.875 12/15/52 879,491
3,400,000 Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited Bonds,
Convertible Capital Appreciation Series 2021A-2
5.500 12/01/51 2,785,438
7,200,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/41 6,399,389
9,985,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/51 8,179,377
8,730,000 (b) Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.750 12/01/50 7,959,960
1,585,000 Two Bridges Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2018A
5.625 08/01/48 1,602,758
9,500,000 (a) Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008
2.325 12/01/37 1,900,000
5,870,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.375 12/01/39 5,897,805
38,055,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.500 12/01/48 38,191,446
5,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6.000 12/01/50 3,745,698
8,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5.375 12/01/50 7,322,008
5,275,000 (b) Ventana Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Refunding and Improvement
Series 2023A
6.500 09/01/53 5,614,968
6,500,000 (e) Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Convertible Capital Appreciation Improvement Series 2024A
0.000 12/01/54 4,539,260
3,570,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Improvement Limited Tax Series 2023
6.750 12/01/52 3,585,176
2,000,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5.000 12/01/51 1,638,333
1,388,000 (b) Village at Southgate Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A
5.625 12/01/48 1,399,869
601,000 (b) Village at Southgate Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2018B
7.750 12/15/40 596,042
3,825,000 Village East Community Metropolitan District, Frederick, Weld
County, Colorado, Limited Tax General Obligation Bonds, Series
2020A
5.250 12/01/50 3,738,654
586,000 Village East Community Metropolitan District, Frederick, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2020B
8.125 12/15/50 577,148
1,605,000 Village East Metropolitan District 3, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2017A
5.000 12/01/46 1,605,417
245,000 Village East Metropolitan District 3, Weld County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2017B
7.750 12/15/46 243,555
12,435,000 Villages at Johnstown Metropolitan District 7, Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series
2022A(3)
6.250 12/01/52 12,818,417
1,720,000 Villas Metropolitan District, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A
5.125 12/01/48 1,759,112

31
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 4,145,000 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson
County, Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2019A
5.000% 12/01/49 $ 4,061,655
600,000 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Limited Tax Series 2019B
7.750 12/15/49 589,764
2,283,000 Waterfall Metropolitan District 1, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding Senior Series
2022A
5.250 12/01/52 2,267,756
3,000,000 Waterfront At Foster Lake Metropolitan District 2, Weld County,
Colorado, Limited Tax Senior General Obligation Bonds, Series
2022A3-1
5.000 12/01/51 2,717,644
11,450,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022
4.625 12/01/28 11,283,053
5,500,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5.000 12/01/51 5,464,331
2,200,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.250 12/01/32 2,214,858
21,650,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.750 12/01/52 21,707,338
40,050,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8.000 12/01/54 23,272,967
1,300,000 Westcreek Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A
5.375 12/01/48 1,309,399
1,000,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Convertible Capital Appreciation
Bonds, Series 2021A-2
5.750 12/01/50 767,419
750,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
5.000 12/01/40 702,220
1,000,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
5.000 12/01/50 903,859
5,355,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
5.125 12/01/51 4,747,535
1,940,000 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A
5.125 12/01/49 1,932,290
313,000 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B
7.750 12/15/49 308,663
4,600,000 (b) Westwood Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2021A
4.000 12/01/51 3,685,545
2,780,000 White Buffalo Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation bonds, Convertible to Unlimited
Tax Bonds, Series 2020
5.500 12/01/50 2,780,523
595,000 (g) Wild Plum Metropolitan District, Columbine Valley, Arapahoe
County, Colorado, Limited Tax General Obligation Bonds, Series
2019A, (Pre-refunded 12/01/24)
5.000 12/01/49 614,325
756,000 Willow Bend Metropolitan District, City of Thornton, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2019B
7.625 12/15/49 736,107
3,700,000 Willow Springs Ranch Metropolitan District, Monument, El
Paso County, Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2019A
5.000 12/01/49 3,625,603
650,000 Willow Springs Ranch Metropolitan District, Monument, El
Paso County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2019B
7.750 12/15/49 631,364
24,610,000 (b) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4.625 12/01/51 16,400,823
3,785,000 (b) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000 12/01/41 3,254,034
49,660,000 (b) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 39,414,476

Portfolio of Investments September 30, 2024
(continued)
High Yield
32
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,265,000 Windshire Park Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2017A
6.500% 12/01/47 $ 3,416,935
1,635,000 Windshire Park Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2017B
7.750 12/15/47 1,653,414
3,300,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds, Series
2019
5.000 12/01/39 3,303,630
9,315,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds, Series
2019
5.000 12/01/49 8,899,953
1,185,000 (b) Winsome Metropolitan District No. 3, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A
5.125 12/01/50 1,072,280
1,500,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2020B-2
7.500 12/15/40 1,455,209
2,200,000 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Limited Tax
Convertible to Unlimited Tax Bonds, Series 2018A
5.875 12/01/48 2,220,075
292,000 (b) Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Subordinate
General Obligation Limited Tax Bonds, Series 2018B
8.125 12/15/48 289,884
TOTAL COLORADO 1,913,900,804
CONNECTICUT - 0.2%
6,115,000 (c) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut Childrens Medical Center and Subsidiaries,
Series 2023E, (UB)
4.250 07/15/53 6,132,304
1,000,000 (b) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Healthcare Facility Expansion Church Home of Hartford
Inc. Project, Series 2016A
5.000 09/01/46 1,001,042
5,355,000 (c) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4.600 11/15/49 5,430,981
2,050,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A
4.650 11/15/51 2,093,027
3,070,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024C-1
4.700 05/15/50 3,151,999
4,337,037 (b),(c),(d) Mohegan Tribe of Indians of Connecticut, Gaming Authority
Priority Distribution Payment Public Improvement Bonds, Series
2015A
6.750 02/01/45 4,375,099
3,300,000 (b) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
6.000 04/01/52 3,580,685
TOTAL CONNECTICUT 25,765,137
DELAWARE - 0.1%
4,890,000 (b),(g) Delaware Economic Development Authority, Revenue Bonds,
Odyssey Charter School Inc. Project, Series 2015A, (Pre-refunded
3/03/25)
6.750 09/01/35 4,960,858
7,500,000 (b),(g) Delaware Economic Development Authority, Revenue Bonds,
Odyssey Charter School Inc. Project, Series 2015A, (Pre-refunded
3/03/25)
7.000 09/01/45 7,615,510
6,126,000 (b) Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes
Special Development District, Series 2018
5.250 07/01/48 6,159,465
1,800,000 (b) Milton, Delaware, Special Obligation Bonds, Granary Farm
Special Development District, Series 2024
5.950 09/01/53 1,884,854
1,290,000 Wilmington, Delaware, Multifamily Rental Housing Revenue
Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and
Series 2011B
8.250 07/15/48 1,291,664
TOTAL DELAWARE 21,912,351

33
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 2.1%
$ 341,045,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0.000% 06/15/46 $ 79,883,857
19,960,000 (b) District of Columbia, Revenue Bonds, Saint Paul on Fouth Street,
Inc., Series 2019A
5.250 05/15/55 18,208,891
580,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5.000 07/01/32 591,895
825,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5.000 07/01/37 835,928
90,205,000 (c) Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Capital Appreciation,
Second Senior Lien Series 2010A - BAM Insured, (UB)
0.000 10/01/37 50,213,966
15,165,000 (c) Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Refunding & Subordinate Lien
Series 2019B, (UB)
4.000 10/01/49 14,676,077
44,865,000 (c) Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Refunding & Subordinate Lien
Series 2019B, (UB)
4.000 10/01/53 42,698,030
11,185,000 (c) Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital Improvement Projects, Refunding Second Senior Lien
Series 2022A - AGM Insured, (UB)
4.000 10/01/52 10,978,053
2,450,000 Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Second Senior Lien Series 2009B
- AGC Insured
0.000 10/01/27 2,240,342
2,055,000 Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Second Senior Lien Series 2009B
- AGC Insured
0.000 10/01/36 1,317,500
7,000,000 Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail
Capital Appreciation, Second Senior Lien Series 2010B
6.500 10/01/44 7,764,954
53,245,000 (c) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, (UB)
4.000 10/01/44 52,769,943
1,010,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4.000 10/01/44 1,000,988
5,385,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, (AMT)
5.000 10/01/49 5,587,374
17,835,000 (c) Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, (AMT), (UB)
4.000 10/01/51 17,346,701
12,345,000 (c) Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT), (UB)
4.500 10/01/53 12,566,914
5,250,000 (c) Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT), (UB)
5.250 10/01/49 5,733,735
5,225,000 (c) Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT), (UB)
5.500 10/01/54 5,794,368
10,000,000 (c) Washington Metropolitan Area Transit Authority, Virginia,
Dedicated Revenue Bonds, Green Series 2023A, (UB)
4.125 07/15/47 9,977,136
TOTAL DISTRICT OF COLUMBIA 340,186,652
FLORIDA - 14.9%
1,495,000 A.H. at Turnpike South Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds, Phase 1
Project, Series 2015
6.250 11/01/46 1,662,314
3,000,000 Academical Village Community Development District, Davie,
Florida, Special Assessment Revenue Bonds, Series 2020
4.000 05/01/51 2,593,023
32,215,000 (a),(b) Alachua County Health Facilities Authority, Florida, Health
Facilities Revenue Bonds, Terraces at Bonita Springs Project,
Refunding Series 2022A
5.000 11/15/61 23,031,850

Portfolio of Investments September 30, 2024
(continued)
High Yield
34
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,125,000 (a),(b) Alachua County Health Facilities Authority, Florida, Health
Facilities Revenue Bonds, Terraces at Bonita Springs Project,
Taxable Refunding Series 2022B
6.500% 11/15/33 $ 1,833,871
4,920,000 (c),(d) Alachua County Health Facilities Authority, Florida, Health
Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc.
at the University of Florida Project, Series 2019A
4.000 12/01/49 4,744,695
2,290,000 (b) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
5.250 11/01/39 2,363,824
3,840,000 (b) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
5.375 11/01/49 3,916,264
1,395,000 (b) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5.875 05/01/54 1,437,634
2,000,000 (b) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2023 Project Area Series 2023
5.625 05/01/53 2,105,528
1,555,000 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
5.000 05/01/36 1,594,189
415,000 (b) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5.000 11/01/34 422,940
1,000,000 (b) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5.125 11/01/48 1,007,461
1,925,000 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1
6.000 05/01/48 2,056,130
2,995,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 2 Project,
Series 2016
5.250 05/01/47 3,025,161
1,145,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
5.300 05/01/39 1,189,189
1,940,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
5.375 05/01/49 1,983,918
750,000 (b) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
3.125 05/01/41 608,194
1,000,000 (b) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
4.000 05/01/52 835,493
1,790,000 (b) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 4 Master Improvement
Project, Series 2023
5.500 05/01/53 1,847,625
4,485,000 Avenir Community Development District, Palm Beach Gardens,
Florida, Special Assessment Bonds, Area 3 - Master Infrastructure
Project, Series 2023
5.625 05/01/54 4,652,558
3,485,000 Aventura Isles Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2013
6.000 11/01/43 3,492,143
1,675,000 (b) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2018
Project Series 2018
5.000 11/01/48 1,694,962
4,250,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021
3.200 05/01/41 3,567,181
7,000,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5.000 05/01/53 7,083,390
570,000 (b) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
5.000 11/01/39 588,003
935,000 (b) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
5.000 11/01/49 943,932
2,250,000 (b) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5.000 11/01/39 2,321,066

35
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,470,000 (b) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5.125% 11/01/49 $ 3,517,787
1,460,000 (b) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5.125 11/01/51 1,479,634
480,000 (b) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
5.000 11/01/39 495,161
1,560,000 (b) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
5.125 11/01/49 1,583,761
2,575,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
5.250 11/01/46 2,591,831
1,985,000 Ballentrae Hillsborough Community Development District,
Hillsborough County, Florida, Special Assessment Bonds, Series
2014
5.500 11/01/44 2,002,122
4,285,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
4.125 11/01/51 3,743,595
4,375,000 Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series 2016
5.000 11/01/48 4,395,747
6,310,000 Banyan Cay Community Development District, West Palm Beach,
Florida, Special Assessment Bonds, 2020-1
4.000 11/01/51 5,378,055
915,000 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2015A-2
5.000 05/01/35 919,359
2,710,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5.000 09/01/43 2,711,441
1,230,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5.000 09/01/45 1,230,595
4,050,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5.000 09/01/48 4,051,660
80,000 Beach Road Golf Estates Community Development District,
Bonita Springs, Florida, Special Assessment Bonds Series 2015
5.000 11/01/36 80,491
8,380,000 Beach Road Golf Estates Community Development District,
Bonita Springs, Florida, Special Assessment Bonds Series 2015
5.000 11/01/46 8,393,638
50,000 Beacon Lakes Community Development District, Florida, Special
Assessment Bonds, Subordinate Lien Series 2007B
6.200 05/01/38 50,068
1,765,000 (b) Beaumont Communit Development District 1, City of Wildwood,
Florida, Special Assessment Bonds, Series 2019 A-1
5.500 11/01/39 1,840,944
1,760,000 (b) Beaumont Communit Development District 2, City of Wildwood,
Florida, Special Assessment Bonds, Series 2019
6.375 11/01/49 1,844,845
915,000 Bella Collina Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2024
5.300 05/01/55 920,778
2,975,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2013
6.500 11/01/43 3,211,694
150,000 Belmond Reserve Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area 2 Series 2023
5.500 11/01/52 158,205
1,000,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Phase 1 Project, Series 2013A
6.500 11/01/43 1,117,340
705,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5.375 11/01/36 723,834
1,025,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5.500 11/01/46 1,044,016
1,115,000 (b) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5.450 05/01/54 1,124,133
3,000,000 Black Creek Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Project 2020 Series
2022
5.625 06/15/52 3,123,303
23,565,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5.125 05/01/43 23,569,211

Portfolio of Investments September 30, 2024
(continued)
High Yield
36
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,785,000 (b) Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
5.000% 05/01/38 $ 1,818,133
2,975,000 (b) Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
5.125 05/01/48 2,999,212
1,890,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5.750 05/01/37 1,891,784
3,500,000 (b) Bradbury Community Development District, Haines City, Florida,
Special Assessment Bonds, Series 2023
5.250 05/01/43 3,602,366
5,005,000 (b) Bradbury Community Development District, Haines City, Florida,
Special Assessment Bonds, Series 2023
5.500 05/01/53 5,150,870
3,510,000 (c) Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A,
(UB)
4.000 04/01/52 3,329,760
1,000,000 (b) Brookstone Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2022
5.500 05/01/42 1,042,787
1,910,000 (b) Brookstone Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2022
5.625 05/01/52 1,981,558
9,955,000 (c) Broward County, Florida, Airport System Revenue Bonds, Series
2017, (AMT), (UB)
5.000 10/01/42 10,214,954
18,380,000 (c) Broward County, Florida, Airport System Revenue Bonds, Series
2019A, (AMT), (UB)
4.000 10/01/44 17,848,079
5,000,000 (c) Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021, (UB)
4.000 09/01/51 4,879,773
18,590,000 (c) Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021 - BAM
Insured, (UB)
4.000 09/01/51 18,291,212
2,000,000 (b) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5.750 05/01/52 2,089,193
2,000,000 Buckhead Trails Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2024 Project Series
2024
5.875 05/01/54 2,044,094
1,315,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5.125 11/01/38 1,339,345
1,910,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5.250 11/01/47 1,932,025
1,430,000 Caldera Community Development District, Hernando County,
Florida, Special Assessment Revenue Bonds, Area One Series
2024
5.200 05/01/54 1,440,205
6,830,000 (b) Cape Coral Health Facilities Authority, Florida, Senior Housing
Revenue Bonds, Gulf Care Inc. Project, Series 2015
5.875 07/01/40 5,181,547
2,000,000 (b) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A
5.000 06/15/55 1,897,746
520,000 (b) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021C
5.000 06/01/56 487,822
4,000,000 (b) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Legends Academy, Series 2021A
5.000 12/01/56 3,120,000
7,840,000 (b) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6.000 06/15/55 8,079,232
70,000 (b) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Taxable Series 2020B
7.000 06/15/25 70,538
3,625,000 Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pepin Academies Inc., Series 2020A
5.750 07/01/55 3,638,697
10,455,000 (b) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5.250 07/01/49 10,283,401
1,000,000 (b) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5.375 07/01/54 984,585
1,000,000 (b) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc. Projects,
Series 2018A
5.375 06/15/38 1,010,441

37
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,970,000 (b) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc. Projects,
Series 2018A
5.375% 06/15/48 $ 1,965,901
2,290,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, Coral Gardens Apartments Project, Series 2018A
4.850 01/01/54 1,739,994
730,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.100 08/15/38 763,702
4,030,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.200 08/15/48 4,129,874
3,955,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.375 08/15/53 4,061,043
3,740,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5.375 07/01/37 3,822,516
4,820,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5.500 07/01/47 4,898,121
10,470,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
5.250 06/15/47 10,476,973
4,395,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A
4.250 07/01/51 3,400,605
4,265,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A
4.375 07/01/56 3,291,282
5,750,000 (a),(b) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of
Palm Coast Project, Series 2017A
7.000 10/01/49 2,875,000
1,190,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5.000 10/15/47 1,195,295
895,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5.000 10/15/52 896,979
1,860,000 (b) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.375 08/01/32 1,675,751
2,735,000 (b) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.625 08/01/37 2,353,110
11,680,000 (b) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.875 08/01/52 9,215,144
2,870,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.750 08/15/54 2,876,206
14,495,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6.000 08/15/63 14,633,488
515,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, KIPP Miami North Campus Project, Refunding Series
2024A
6.125 06/15/60 545,551
765,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2015
5.625 11/01/36 784,197
1,855,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2015
5.750 11/01/47 1,887,935
625,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
5.125 05/01/38 639,408
1,235,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
5.250 05/01/49 1,251,799
1,000,000 (b) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2024
5.625 05/01/54 1,020,359
3,765,000 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2014
5.000 05/01/34 3,767,976
9,305,000 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2014
5.125 05/01/45 9,307,744
1,340,000 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2017
5.000 05/01/32 1,368,638
6,205,000 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2017
5.000 05/01/48 6,239,049
1,000,000 Center Lake Ranch West Community Development District,
Florida, Revenue Bonds, Capital Improvement Assessment Area
One Series 2023
5.750 05/01/43 1,054,947
750,000 Central Parc Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2024
6.000 05/01/54 767,564

Portfolio of Investments September 30, 2024
(continued)
High Yield
38
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,190,000 (b) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2021A, (AMT)
4.000% 10/01/51 $ 1,893,686
1,000,000 (b) Coco Palms Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Expansion Area
Project, Series 2019
5.000 06/15/49 1,006,911
2,435,000 Coconut Cay Community Development District, Florida, Special
Assessment Bonds, Series 2006
5.375 05/01/36 2,438,044
3,500,000 Collier County Educational Facilities Authority, Florida, Revenue
Bonds, Ave Maria University, Refunding Series 2023
5.250 06/01/38 3,616,295
5,000,000 Collier County Educational Facilities Authority, Florida, Revenue
Bonds, Ave Maria University, Refunding Series 2023
5.000 06/01/43 4,927,486
5,965,550 (a),(b) Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington of
Naples Project, Series 2014A
0.000 05/15/35 161,070
3,728,468 (a),(b) Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington of
Naples Project, Series 2014A
0.000 05/15/37 100,668
753,069 (a),(b) Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington of
Naples Project, Series 2015A
0.000 05/15/49 20,333
1,360,000 (b) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
5.000 12/01/37 1,372,186
2,205,000 (b) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
5.000 12/01/47 2,178,026
2,000,000 (b) Connerton East Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Project, Series 2023
5.375 06/15/53 2,083,785
1,000,000 (b) Copper Creek Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2019
5.000 11/01/49 1,002,909
320,000 Coral Bay of Lee County Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment Area
One, Series 2022
5.500 05/01/42 330,796
500,000 (b) Coral Bay of Lee County Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment Area
One, Series 2022
5.625 05/01/52 515,997
1,030,000 (b) Coral Lakes Community Development District, Charlotte County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2024
5.750 11/01/53 1,072,321
1,855,000 (b) Corkscrew Farms Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2017
5.000 11/01/38 1,912,037
3,740,000 (b) Corkscrew Farms Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2017
5.125 11/01/50 3,796,870
745,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5.250 11/01/37 767,622
1,915,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5.600 11/01/46 1,969,803
2,315,000 (b) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5.250 11/01/39 2,406,749
3,405,000 (b) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5.375 11/01/50 3,501,982
1,870,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
4.500 05/01/52 1,795,141
1,500,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
5.375 05/01/53 1,544,069
1,735,000 Crossings at Fleming Island Community Development District,
Florida, Special Assessment Revenue Bonds, Refunding Series
2014A-2
7.000 05/01/30 1,738,354

39
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,065,000 Crossings at Fleming Island Community Development District,
Florida, Special Assessment Revenue Bonds, Refunding Series
2014A-3
6.500% 05/01/44 $ 2,067,409
8,060,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2 Series 2024
5.800 05/01/54 8,126,865
4,490,000 (b) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Series 2020B
4.250 05/01/41 4,156,292
1,230,000 Cypress Bay West Community Development District, Palm
Bay, Florida, Revenue Bonds, Assessment Area One Capital
Improvement Series 2023
5.500 05/01/53 1,271,569
2,600,000 Cypress Bluff Community Development District, Florida, Special
Assessment Bonds, Series 2019
5.100 05/01/48 2,638,048
115,000 Cypress Creek Community Development District, Hillborough
County, Florida, Capital Improvement Bonds, Subordinate Lien,
Series 2017A
6.000 05/01/45 119,603
1,215,000 (b) Cypress Park Estates Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, 2022 Project,
Series 2022
5.125 05/01/52 1,225,180
1,500,000 (b) Cypress Ridge Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Assessment Area
One Project, Series 2023
5.875 05/01/53 1,568,248
1,500,000 (b) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.500 05/01/53 1,554,933
2,395,000 Del Webb Oak Creek Community Development District, Lee
County, Florida, Special Assessment Bonds, 2023 Project, Series
2023
5.250 05/01/53 2,464,895
1,000,000 (b) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
5.400 05/01/39 1,028,935
3,205,000 (b) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
5.550 05/01/49 3,289,449
7,880,000 (b) Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2018A
5.100 05/01/48 7,979,926
1,035,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.300 05/01/36 1,049,531
1,430,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.500 05/01/45 1,445,377
1,955,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.500 05/01/46 1,974,995
1,000,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 2 Series 2023
6.500 05/01/54 1,082,246
1,000,000 East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
5.000 11/01/49 1,009,335
1,435,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
5.125 05/01/39 1,470,522
2,415,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
5.250 05/01/49 2,450,208
3,160,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 2 Series 2022
4.000 05/01/52 2,676,360
2,000,000 (f) Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2024
5.500 05/01/54 2,005,181
4,385,000 (b) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series
2018A-1
5.750 11/01/49 4,553,993
4,000,000 Epperson Ranch Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2017A-1
5.375 11/01/48 4,057,010
1,000,000 (b) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5.500 05/01/39 1,036,628
2,000,000 (b) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5.625 05/01/49 2,049,573

Portfolio of Investments September 30, 2024
(continued)
High Yield
40
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,285,000 Estancia at Wiregrass Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds, Series
2013
7.000% 11/01/45 $ 4,516,511
15,000,000 Everest GMR Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2023
6.200 05/01/54 15,657,767
1,245,000 (b) Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019
5.000 11/01/39 1,276,216
1,000,000 (b) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5.550 06/15/54 1,029,398
750,000 Fallschase Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
3.125 05/01/31 701,621
500,000 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020
4.200 05/01/50 446,699
1,415,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Charter School, Series
2019A
6.125 06/15/46 1,433,893
765,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project,
Series 2017A
6.000 06/15/37 778,668
1,510,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project,
Series 2017A
6.125 06/15/46 1,530,161
830,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project,
Series 2018A
6.125 06/15/46 841,082
1,570,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A
5.000 06/15/31 1,593,059
1,245,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A
5.000 06/15/41 1,198,498
3,000,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Discovery High School Project, Series 2020A
5.000 06/01/40 2,486,687
2,500,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Discovery High School Project, Series 2020A
5.000 06/01/55 1,825,552
6,025,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School
Project, Series 2014A
6.250 07/01/34 6,030,599
9,780,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School
Project, Series 2014A
6.500 07/01/44 9,788,823
3,935,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School
Project, Series 2017A
5.750 07/01/44 3,945,052
9,205,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C
5.650 07/01/37 9,524,099
12,575,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C
5.750 07/01/47 12,806,748
17,675,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Dreamers Academy Project, Series 2022A
6.000 01/15/57 14,393,442
6,405,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series
2016A
4.750 07/15/36 6,420,898
7,735,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series
2016A
5.000 07/15/46 7,673,566
1,030,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Imagine School at Broward Project, Series
2019A
5.000 12/15/49 1,037,441
5,410,000 (b),(c),(d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Innovation Montessori Ocoee Projects, Taxable
Series 2022A
5.500 07/01/52 5,129,849

41
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,140,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Innovation Montessori Ocoee Projects, Taxable
Series 2022A
5.625% 07/01/56 $ 3,954,258
4,000,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies of Pasco County Inc., Series
2020A
5.000 01/01/50 3,617,364
355,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
6.000 06/15/35 358,728
8,500,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
6.125 06/15/46 8,560,308
2,110,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A
6.000 06/15/34 2,112,629
6,115,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A
6.125 06/15/44 6,119,953
850,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Social Bonds-Unlocking Children 's Potential
Charter Schools Project, Series 2020A
5.000 06/01/40 829,207
3,225,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Southwest Charter Foundation Inc Projects,
Series 2017A
6.000 06/15/37 3,293,115
6,215,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Southwest Charter Foundation Inc Projects,
Series 2017A
6.125 06/15/47 6,278,172
8,210,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A
6.375 06/15/46 8,372,762
5,000,000 (c) Florida Development Finance Corporation, Healthcare Facilities
Revenue Bonds, Tampa General Hospital Project, Series 2024A,
(UB)
5.250 08/01/55 5,336,731
179,645,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 191,632,567
7,900,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/41 8,145,172
20,180,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.250 07/01/47 20,853,423
71,865,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5.250 07/01/53 76,014,758
71,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.500 07/01/53 74,924,292
185,315,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 190,859,588
1,720,000 (b) Florida Development Finance Corporation, Revenue Bonds, IPS
Florida LLC-Idea Florida, Inc. Jacksonville IV, Series 2022
5.250 06/15/29 1,748,671
7,885,000 (b),(c),(d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.250 06/01/54 8,150,159
6,225,000 (b) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.250 06/01/59 6,410,068
7,690,000 (b) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6.500 06/01/59 7,933,993

Portfolio of Investments September 30, 2024
(continued)
High Yield
42
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,060,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 4 Project, Series 2015
5.125% 11/01/36 $ 1,078,214
1,485,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 4 Project, Series 2015
5.375 11/01/46 1,504,953
2,465,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 5 Project, Series 2016
5.000 11/01/46 2,479,983
4,250,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2013
6.500 11/01/44 4,259,906
1,000,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5.000 12/15/37 1,017,196
2,000,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5.125 12/15/46 2,022,693
440,000 (b) Forest Lake Community Development District, Polk County,
Florida, Specia Assessment Bonds, Assessment Area 2 Project,
Series 2022
5.500 05/01/52 458,514
5,525,000 (a) FRERC Community Development District, Ocoee, Florida, Special
Assessment Bonds, Series 2020
5.375 11/01/40 5,096,569
8,390,000 (a) FRERC Community Development District, Ocoee, Florida, Special
Assessment Bonds, Series 2020
5.500 11/01/50 7,535,389
1,500,000 Gateway Services Community Development District, Fort Myers
Lee County, Florida, Special Assessment Bonds, Refunding Series
2013
5.750 05/01/33 1,502,071
3,000,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, North Parcel
Assessment Area Project, Improvement Series 2014A-1
5.000 05/01/44 3,000,625
1,050,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, North Parcel
Assessment Area, Refunding Series 2014A-2
5.000 05/01/39 1,050,457
2,095,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
5.000 05/01/46 2,102,813
4,500,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement Bonds,
Assessment Area Two Phase 1 Project, Series 2014A-1
5.900 05/01/45 4,504,051
1,000,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement Bonds,
Assessment Area Two Project, Refunding Series 2014A-2
6.500 05/01/39 1,001,610
1,840,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
4.750 11/01/39 1,853,000
3,670,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
5.000 11/01/50 3,686,357
8,000,000 (c) Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT), (UB)
5.000 10/01/54 8,295,616
20,000,000 (c) Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT), (UB)
4.000 10/01/52 19,085,638
845,000 Grove Resort Community Development District, Orange County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5.000 11/01/28 866,160
9,965,000 Grove Resort Community Development District, Orange County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5.875 11/01/47 10,716,717
2,305,000 Hacienda Lakes Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2016
4.625 05/01/46 2,224,028
1,155,000 (b) Hamilton Bluff Community Development District, Lake Hamilton,
Florida, Special Assessment Bonds, Area 1 Project, Series 2024
5.800 05/01/54 1,182,209
1,000,000 (b) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
5.750 05/01/53 1,037,678
1,000,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series 2024
6.150 05/01/54 1,033,754
1,320,000 (b) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3 Project,
Series 2022
4.700 05/01/42 1,310,586
4,680,000 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding
Series 2014
5.250 05/01/32 4,683,442

43
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 930,000 (b) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
5.100% 05/01/38 $ 973,746
1,870,000 (b) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
5.250 05/01/49 1,925,574
1,000,000 (b) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 2, Series 2023
5.300 05/01/53 1,036,931
1,000,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 4, Series 2023
5.500 05/01/53 1,034,670
1,435,000 (b) Hawthorne Mill North Community Development District, Florida,
Capital Improvement Revenue Bonds, Lakeland Assessment Area
Two Series 2024
5.500 05/01/54 1,456,487
3,900,000 Heights Community Development District, Florida, Tax Increment
& Special Assessment Revenue Bonds, Series 2018
5.125 01/01/50 3,940,448
760,000 Hemingway Point Community Development District, Florida,
Special Assessment Bonds, Phase 2 Project, Series 2014
5.000 11/01/34 760,427
195,000 Heritage Harbour North Community Development District,
Florida, Capital Improvement Revenue Bond, Refunding Series
2017A-1
5.250 05/01/38 198,786
560,000 (b) Heron Isles Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2017A-2
5.000 05/01/36 569,885
800,000 (b) Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series
2019A-1
5.250 11/01/39 828,494
4,450,000 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area One, Series
2016A-1
6.250 11/01/47 4,945,438
410,000 Highland Meadows Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds, Series
2006A
5.500 05/01/36 410,375
1,015,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 4B/C Project, Series 2017
5.000 11/01/48 1,021,311
390,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 5 Project, Series 2017
5.375 11/01/37 400,036
790,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 5 Project, Series 2017
5.500 11/01/47 804,373
310,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 6 Project, Series 2017
5.500 11/01/47 315,640
2,045,000 (b) Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Series 2019
5.000 11/01/49 2,059,210
710,000 (b) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
5.250 06/15/39 732,092
1,205,000 (b) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
5.375 06/15/49 1,232,173
16,490,000 (c) Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Alternative Minimum Tax Refunding
Subordinate Lien Series 2022A, (AMT), (UB)
4.000 10/01/52 15,945,207
22,300,000 (c) Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Subordinate Lien Series 2018A,
(AMT), (UB)
5.000 10/01/48 22,897,482
19,810,000 (c) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
4.125 11/15/51 19,502,376

Portfolio of Investments September 30, 2024
(continued)
High Yield
44
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,000,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4.000% 08/01/50 $ 2,803,408
12,995,000 (c),(d) Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
3.500 08/01/55 10,719,339
3,150,000 (c) Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A, (UB)
4.000 08/01/55 2,881,966
350,000 Holly Hill Road East Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds, Area 3
Project, Series 2020
5.000 11/01/41 378,500
415,000 (b) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area 1,
Series 2019
5.000 11/01/39 423,778
620,000 (b) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area 1,
Series 2019
5.125 11/01/49 626,685
1,720,000 (b) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
6.000 12/15/53 1,823,674
1,905,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
5.000 11/01/35 1,916,448
2,905,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
5.125 11/01/45 2,911,286
985,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2017
5.000 11/01/47 985,585
4,265,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series
2023A
5.500 10/01/53 4,801,963
490,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
5.125 11/01/34 490,332
895,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
5.375 11/01/44 895,419
610,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
5.125 11/01/34 610,413
1,025,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
5.375 11/01/44 1,025,480
1,000,000 (b) Knightsbridge Community Development District, Florida, Special
Assessment Bonds, Series 2024
5.500 06/15/54 1,021,024
825,000 (b) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5.000 01/15/49 808,926
2,050,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5.625 05/01/53 2,118,771
1,370,000 Lake Emma Community Development District, Lake County,
Florida, Special Assessment Bonds, Area 2 2023 Project, Series
2023
5.500 05/01/53 1,413,387
1,000,000 (b) Lake Harris Community Development District, Lake County,
Florida, Special Assessment  Bonds, 2023 Project Area Series
2023
5.625 05/01/53 1,046,336
2,600,000 (b) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5.900 05/01/54 2,641,678
2,940,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2015
5.750 05/01/45 2,955,907
1,595,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
5.000 05/01/38 1,622,762
2,660,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
5.100 05/01/48 2,679,654
420,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
4.875 05/01/39 423,125
575,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
5.000 05/01/49 575,730
3,695,000 (b) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
5.125 05/01/47 3,741,059

45
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,110,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Isles Lakewood Ranch Project,
Series 2019
4.700% 05/01/39 $ 1,124,107
2,550,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project, Phase 1A,
Series 2018
5.100 05/01/48 2,584,149
2,250,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project, Phase 1B,
Series 2018
5.300 05/01/39 2,336,195
3,995,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project, Phase 1B,
Series 2018
5.450 05/01/48 4,117,721
530,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2024
5.550 05/01/54 542,679
1,355,000 (b) Lawson Dunes Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project Series
2022
5.000 05/01/42 1,385,832
2,465,000 (b) Lawson Dunes Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project Series
2022
5.125 05/01/52 2,491,893
1,650,000 Lee County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B,
(Mandatory Put 9/15/27)
7.250 09/15/47 1,652,083
4,215,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2007A
5.250 06/15/27 4,217,602
35,550,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2007A
5.375 06/15/37 35,563,491
2,625,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2012A
5.500 06/15/32 2,627,111
4,700,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2012A
5.750 06/15/42 4,701,798
790,000 (b) Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A
5.375 12/01/32 624,412
2,000,000 (b) Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A
5.625 12/01/37 1,586,966
11,650,000 (b) Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A
5.750 12/01/52 9,137,476
10,000,000 (c) Lee County, Florida, Airport Revenue Bonds, Series 2021B,
(AMT), (UB)
5.000 10/01/46 10,484,042
20,045,000 (c) Lee County, Florida, Airport Revenue Bonds, Series 2021B,
(AMT), (UB)
4.000 10/01/51 19,028,684
167,000 Lexington Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2007
5.400 05/01/37 167,136
2,105,000 (b) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1,
Series 2024
5.700 05/01/54 2,136,037
1,250,000 (b),(f) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood 4
Assessment Area Two Series 2024A
5.450 05/01/55 1,252,924
1,000,000 (b) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
4 Project, Refunding Series 2024AA4
5.650 05/01/54 1,013,757
1,185,000 Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019
4.750 05/01/50 1,153,721
3,570,000 Magic Place Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2019
4.375 05/01/40 3,448,972
5,800,000 Magic Place Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2019
4.500 05/01/51 5,375,364

Portfolio of Investments September 30, 2024
(continued)
High Yield
46
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Majorca Isles Community Development District, Mianmi Gardens,
Florida, Special Assessment Bonds, Series 2015
5.375% 05/01/35 $ 1,016,505
3,615,000 Majorca Isles Community Development District, Mianmi Gardens,
Florida, Special Assessment Bonds, Series 2015
5.625 05/01/46 3,659,280
1,885,000 (b) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
5.500 05/01/54 1,899,609
16,150,000 (c) Manatee County, Florida, Revenue Improvement and Refunding
Bonds, Series 2022, (UB)
4.000 10/01/52 15,957,226
2,070,000 (b) Mandarin Grove Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022
6.625 05/01/53 2,311,758
410,000 Meadow Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2014-2
6.000 05/01/34 410,613
2,700,000 Mediterranea Community Development District, Riviera Beach,
Florida, Special Assessment Bonds, Area 2 Project, Refunding &
Improvement Series 2017
5.000 05/01/48 2,717,527
1,000,000 (b) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter
School Inc Project, Series 2020A
5.000 06/01/47 955,539
3,895,000 (b) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5.875 07/01/37 3,975,192
6,530,000 (b) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
6.000 07/01/47 6,629,907
13,505,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5.125 11/01/39 13,862,780
12,255,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5.250 11/01/49 12,534,095
6,200,000 (c) Miami, Florida, Special Obligation Non-Ad Valorem Revenue
Bonds, New Administrative Building Series 2023A, (UB)
5.000 03/01/48 6,729,446
32,240,000 (c) Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A, (UB)
5.000 04/01/53 33,323,354
30,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5.000 07/01/40 30,105
6,300,000 (b) Miami-Dade County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, CFC-MB I, LLC Collins
Park Housing Project Series 2023
6.250 01/01/59 6,468,575
4,210,000 (b) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Inc. , Series 2017
5.000 09/15/44 4,229,898
1,000,000 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Project, Series 2014
5.000 09/15/34 1,000,403
1,730,000 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Project, Series 2014
5.250 09/15/44 1,730,164
1,500,000 (b) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
5.750 09/15/35 1,510,563
3,500,000 (b) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
6.000 09/15/45 3,522,751
12,855,000 (c) Miami-Dade County, Florida, General Obligation Bonds, Public
Health Trust Program Series 2021A, (UB)
4.000 07/01/50 12,499,504
14,790,000 (c) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2021A-1 - AGM Insured, (AMT), (UB)
4.000 10/01/45 14,365,423
14,850,000 (c) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT), (UB)
5.000 10/01/47 16,048,619
2,000,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT)
5.250 10/01/52 2,145,394
2,030,000 (c) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT), (UB)
5.250 10/01/52 2,177,575
11,960,000 (c) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Subordinate Series 2021B-1, (AMT), (UB)
4.000 10/01/46 11,593,718

47
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 7,935,000 (c) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Subordinate Series 2021B-1, (AMT), (UB)
4.000% 10/01/50 $ 7,578,837
3,935,000 (b) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5.100 07/01/51 4,015,499
5,000,000 (c) Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2018, (UB)
4.000 07/01/48 4,934,994
9,085,000 (c) Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2020A, (UB)
4.000 07/01/49 8,935,860
10,700,000 (c) Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2019B, (UB)
4.000 10/01/49 10,501,159
15,995,000 (c) Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2021, (UB)
4.000 10/01/51 15,481,388
2,395,000 (b) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6.200 05/01/53 2,569,968
975,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B
5.000 05/01/29 975,544
3,705,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B
5.000 05/01/37 3,706,092
9,770,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Parking Garage Project,
Refunding Series 2014A
5.000 05/01/37 9,772,881
4,890,000 (b) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6.000 05/01/55 5,022,495
230,000 (b) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5.125 05/01/32 240,037
690,000 (b) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5.600 05/01/42 724,264
1,145,000 (b) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5.750 05/01/53 1,197,259
2,625,000 Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2014
5.625 11/01/45 2,626,800
2,645,000 (b) Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018
5.125 11/01/48 2,677,008
870,000 (a) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A
5.500 05/01/38 330,600
1,590,000 (a) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B
5.300 05/01/22 604,200
2,150,000 (b) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5.550 05/01/54 2,159,977
980,000 (b) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3, Series
2023
5.750 05/01/43 1,024,562
2,015,000 (b) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3, Series
2023
6.000 05/01/54 2,104,283
1,015,000 (b) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5, Series
2024
6.000 05/01/54 1,047,781
715,000 North Boulevard Community Development District, Haines, Polk
County, Florida, Special Assessment Bonds, Series 2019
5.500 11/01/39 748,720
1,240,000 North Boulevard Community Development District, Haines, Polk
County, Florida, Special Assessment Bonds, Series 2019
5.625 11/01/49 1,285,773
1,915,000 (b) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series 2022
5.625 05/01/52 1,970,812
1,000,000 North Springs Improvement District, Browaard County, Florida,
Special Assessment Bonds, Area C, Series 2017
5.000 05/01/38 1,018,658
8,025,000 North Springs Improvement District, Broward County, Florida,
Water Mangement Bonds, Parkland Bay Unit Area, Series 2018
5.000 05/01/48 8,079,559
5,000,000 (b) North Springs Improvement District, Broward County, Florida,
Water Mangement Bonds, Unit Area C, Series 2017
5.000 05/01/48 5,020,928

Portfolio of Investments September 30, 2024
(continued)
High Yield
48
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,000,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 2C,
Series 2014
5.000% 08/01/46 $ 2,003,527
3,000,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 2C,
Series 2017
5.000 08/01/46 3,027,383
13,280,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
5.500 08/01/46 13,459,206
3,280,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
5.500 08/01/39 3,427,280
5,730,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
5.625 08/01/49 5,917,672
3,400,000 (b) Ocean and Highway Port Authority, Florida, Port Facilities
Revenue Bonds, Worldwide Terminals Fernandina, LLC Project,
Series 2019, (AMT)
5.500 12/01/49 2,895,722
1,500,000 Old Hickory Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2020
4.000 06/15/50 1,306,646
1,185,000 Orange Blossom Groves Community Development District,
Collier County, Florida, Special Assessment Bonds, 2023 Project,
Series 2023
5.375 06/15/53 1,234,643
2,240,000 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015
5.000 05/01/36 2,264,584
855,000 Osceola Chain Lakes Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018
5.125 05/01/38 873,771
1,130,000 Osceola Chain Lakes Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018
5.250 05/01/48 1,144,655
2,700,000 Palermo Community Development District, Florida, Special
Assessment Bonds, 2023 Project, Series 2023
5.250 06/15/53 2,785,427
17,865,000 (c) Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Series 2019, (UB)
4.000 08/15/49 17,402,741
9,815,000 (b) Palm Beach County, Florida, Revenue Bonds, Provident Group -
LU Properties LLC Lynn University Housing Project, Series 2021A
5.000 06/01/57 9,200,501
4,160,000 Palm Beach County, Florida, Revenue Bonds, Provident Group -
LU Properties LLC Lynn University Housing Project, Series 2024A
6.125 06/01/54 4,243,151
3,640,000 Palm Beach County, Florida, Revenue Bonds, Provident Group -
LU Properties LLC Lynn University Housing Project, Series 2024A
6.250 06/01/59 3,732,209
1,250,000 Palm Coast Park Community Development District, Florida,
Special Assessment Revenue Bonds, Sawmill Branch Phase 2
Flager, Series 2022
5.125 05/01/51 1,266,634
1,000,000 Palm Coast Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023
5.600 05/01/53 1,040,084
545,000 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1
7.375 11/01/44 585,124
2,185,000 Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
4.000 11/01/51 1,876,954
1,000,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series 2024
5.750 05/01/54 1,020,077
800,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3.875 05/01/40 688,493
1,135,000 Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2023
5.125 05/01/43 1,154,334
2,275,000 Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2023
5.400 05/01/53 2,320,274
2,000,000 (b) Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
3, Series 2024
5.800 05/01/54 2,032,308

49
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center and Research Institute Capital
Improvement Series 2023A - AGM Insured
5.000% 09/01/48 $ 1,072,999
2,000,000 (b) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
5.375 06/15/53 2,086,680
9,720,000 (b) Pinellas County Health Facilities Authority, Florida, Health Care
Facilities Revenue Bonds, Mease Life, Inc. Project, Refunding
Series 2021
7.000 01/01/57 9,864,097
940,000 Poinciana West Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Series 2016-2
5.700 05/01/37 969,958
500,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018
5.250 11/01/38 525,178
1,000,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018
5.375 11/01/49 1,029,432
2,190,000 Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments
Multifamily Housing Revenue Bonds, Series 2007A, (AMT)
6.125 01/01/45 2,190,154
1,000,000 (b) Ranches at Lake McLeod Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Series 2023
5.500 06/15/53 1,040,588
1,155,000 Randal Park Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2012
6.125 11/01/32 1,245,004
1,000,000 Randal Park Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2012
6.875 11/01/42 1,135,152
1,350,000 Randal Park Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2015
5.000 11/01/35 1,360,858
2,270,000 Randal Park Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2015
5.200 11/01/45 2,281,519
725,000 (b) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
5.500 05/01/54 741,805
7,485,000 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Refunding Series 2015A
5.000 05/01/33 7,535,230
2,705,000 (b) Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 2 Phase 1 Project, Refunding &
Improvement Series 2015
5.000 11/01/47 2,732,078
2,530,000 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016
5.000 11/01/46 2,549,209
675,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project, Series
2019
4.500 05/01/39 675,066
2,000,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project, Series
2019
4.625 05/01/50 1,924,628
160,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds, Series
2019
4.750 05/01/50 157,663
1,065,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds, Series
2022
4.000 05/01/52 945,867
998,000 Riverbend West Community Development District, Hilsborough
County, Florida, Special Assessment Bonds, Series 2016
5.000 05/01/46 1,003,236
1,360,000 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
5.000 05/01/38 1,387,716
565,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5.450 05/01/31 572,652
820,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5.600 05/01/37 829,850
1,300,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
4.875 05/01/50 1,288,167
1,000,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
5.875 11/01/37 1,042,195

Portfolio of Investments September 30, 2024
(continued)
High Yield
50
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 995,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
6.000% 11/01/47 $ 1,030,236
1,995,000 (b) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
5.375 11/01/38 2,070,666
3,745,000 (b) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
5.500 11/01/49 3,848,324
1,510,000 (b) Rolling Oaks Community Development District, Osceola County,
Florida, Special Assessment Bonds, 2022 Assessment Area,
Series 2022
6.500 05/01/53 1,615,320
1,695,000 (b) Rookery Community Development District, Florida, Special
Assessment Revenue Bonds, Green Cove Springs Capital
Improvement Assessment Area One Series 2024
5.350 05/01/55 1,701,941
2,360,000 Rustic Oaks Community Development District, Florida, Capital
Improvement Revenue Bonds Series 2022
4.000 05/01/52 2,023,921
1,000,000 (b) Rye Crossing Community Development District, Manatee County,
Florida, Revenue Bonds, Capital Improvement Assessment Area
2 Series 2024
5.250 05/01/54 1,004,047
1,900,000 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2014
7.125 11/01/44 1,905,531
1,700,000 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2016
5.500 11/01/46 1,725,024
1,250,000 (b) Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017
5.000 11/01/47 1,258,929
1,250,000 Saint Augustine Lakes Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5.500 06/15/53 1,294,470
3,331,232 (b) Saint Johns County Housing Authority, Florida, Multifamily
Mortgage Revenue Bonds, Victoria Crossing, Series 2021A,
(Mandatory Put 4/01/39)
3.920 04/01/59 2,798,868
1,000,000 Saltmeadows Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2022
5.500 05/01/53 1,036,622
3,380,000 Sandridge Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase II Project,
Series 2022
4.300 05/01/52 3,195,572
27,500,000 (c) Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series 2018,
(UB)
4.000 07/01/48 26,714,666
15,000,000 (c) Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series 2022,
(UB)
4.000 07/01/52 14,352,853
1,980,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series 2022
4.000 07/01/52 1,894,577
750,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
5.500 06/15/54 761,125
2,500,000 (b) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5.750 05/01/53 2,587,100
1,045,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6.375 11/01/53 1,117,785
1,000,000 (b) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4.125 05/01/41 904,533
2,410,000 (b) Scenic Terrace North Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023
6.125 05/01/54 2,532,002
3,940,000 (b) Scenic Terrace South Community Development District, Lake
Hamilton, Florida, Special Assessment Revenue Bonds, Series
2022 Project, Series 2022
4.625 05/01/53 3,727,825
1,510,000 (b) Seagrove Community Development District, St. Lucie County,
Florida, Special Assessment Revenue Bonds, Series 2024
5.200 06/15/54 1,524,413
1,130,000 (b) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5.500 06/15/53 1,175,865

51
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,185,000 Sedona Point Community Development District, Florida, Special
Assessment Bonds, Project Series 2023
5.000% 06/15/53 $ 1,205,839
1,140,000 (b) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2023 Project Area
Series 2023
5.700 05/01/53 1,187,813
2,000,000 (b) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area 2
Series 2024
5.500 05/01/55 2,014,701
1,500,000 (b) Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding Series
2019
5.250 11/01/39 1,547,077
2,990,000 (b) Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding Series
2019
5.375 11/01/49 3,056,122
1,750,000 Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area Two, Series 2023
5.625 05/01/53 1,826,736
4,000,000 Shingle Creek Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 2 Series 2019
5.000 05/01/49 4,027,884
390,000 (b) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5.250 11/01/38 400,139
580,000 (b) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5.375 11/01/48 590,900
1,530,000 (b) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1B, Refunding
Series 2018A-2
5.500 05/01/49 1,585,139
310,000 (b) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1
5.500 11/01/47 315,509
1,980,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding
Series 2015
5.000 05/01/38 2,000,803
3,945,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017A
5.250 11/01/48 4,006,350
1,500,000 (b) Six Mile Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, 2023
Project Area Series 2023
5.700 05/01/54 1,567,160
995,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
5.250 05/01/39 1,027,712
2,925,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
5.375 05/01/49 3,005,967
1,405,000 (b) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5.900 05/01/54 1,436,056
1,000,000 (b) Sorrento Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Area One Series 2023
5.500 05/01/53 1,038,746
15,000,000 (c) South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A, (UB)
4.000 05/01/44 14,666,201
5,000,000 (c) South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group, Series
2018, (UB)
4.000 05/01/48 4,851,168
45,000 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016
5.000 05/01/29 46,139
780,000 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016
5.375 05/01/37 798,236
2,730,000 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016
5.625 05/01/47 2,781,241
1,510,000 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2018
5.000 05/01/38 1,538,767

Portfolio of Investments September 30, 2024
(continued)
High Yield
52
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,750,000 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2018
5.375% 05/01/49 $ 3,810,487
8,250,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017 - BAM Insured
5.000 08/01/47 8,469,243
400,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2016A2
4.875 05/01/35 403,667
100,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2016A2
5.000 05/01/38 100,873
2,015,000 South-Dade Venture Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2013
5.250 05/01/34 2,026,869
930,000 Southshore Bay Community Development District, Hillsborough
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2024
5.625 05/01/54 946,498
1,000,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2019
5.000 05/01/39 1,021,980
1,250,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2019
5.250 05/01/49 1,269,966
2,125,000 Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area One Project,
Series 2014
5.125 11/01/34 2,126,492
3,265,000 Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area One Project,
Series 2014
5.500 11/01/44 3,266,951
1,525,000 (b) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
5.125 11/01/37 1,555,175
2,995,000 (b) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
5.250 11/01/47 3,028,798
2,400,000 State of Florida, Board of Governors, Florida Polytechnic
University, Florida, Dormitory Revenue Bonds, Series 2023A -
BAM Insured
4.250 07/01/39 2,503,032
2,195,000 Stonegate Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5.000 05/01/34 2,196,684
1,000,000 Stonegate Preserve Community Development District, Florida,
Manatee County, Special Assessment Revenue Bonds, 2023
Project Area Series 2023
6.125 12/15/53 1,063,886
885,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5.875 11/01/29 894,800
700,000 (b) Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project, Series 2022
6.375 11/01/52 783,754
1,000,000 (b) Stoneybrook South at Championsgate Community Development
District, Osceola County, Florida, Special Assessment Revenue
Bonds, 2023 Assessment Area Series 2023
5.500 06/15/53 1,065,516
3,945,000 Stoneybrook South Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area Two-A Project, Series 2014
5.500 11/01/44 4,152,820
1,075,000 (b) Storey Creek Community Development District, Osceloa County,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2022
5.375 06/15/52 1,103,890
500,000 (b) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project, Series
2018A-1
5.250 11/01/38 514,339
1,320,000 (b) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project, Series
2018A-1
5.375 11/01/48 1,344,806
1,561,000 Summit At Fern Hill Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5.000 05/01/46 1,571,733

53
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 (b) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
6.000% 05/01/54 $ 1,024,902
1,795,000 Summit View Community Development District, Dade City,
Florida, Special Assessment Revenue Bonds, Series 2021A
5.000 05/01/52 1,752,915
1,000,000 (b) Sunbridge Stewardship District, Florida, Special Assessment
Revenue Bonds, Weslyn Park Project, Series 2022
5.200 05/01/42 1,025,588
2,000,000 (b) Sunbridge Stewardship District, Florida, Special Assessment
Revenue Bonds, Weslyn Park Project, Series 2022
5.350 05/01/52 2,042,109
11,540,000 (c) Tampa, Florida, Health System Revenue Bonds, Baycare Health
System, Series 2016A, (UB)
5.000 11/15/46 11,719,363
1,500,000 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer
Center Project, Series 2020B
4.000 07/01/45 1,462,853
1,815,000 Tapestry Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2016
5.000 05/01/46 1,821,218
2,000,000 Terreno Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2023
5.250 05/01/53 2,047,061
5,255,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4.750 05/01/50 5,134,259
4,170,000 (b) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4.625 05/01/36 4,153,203
995,000 (b) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
5.000 11/01/38 1,031,556
1,250,000 (b) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
5.000 11/01/48 1,266,536
1,075,000 Tohoqua Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2018
4.800 05/01/48 1,070,010
580,000 (b) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
4.850 05/01/38 587,053
975,000 (b) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
5.000 05/01/48 981,648
4,795,000 (b) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Senior Lien Series 2018A-2
5.625 05/01/40 4,961,472
18,550,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2
6.610 05/01/40 18,524,883
23,470,000 (a) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3
6.610 05/01/40 235
8,035,000 (b),(c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured, (UB)
4.000 05/01/40 8,324,365
2,265,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2018B-2
5.125 05/01/39 2,313,265
3,225,000 Toscana Isles Community Development District, Venice, Florida,
Special Assessment Revenue Bonds, Series 2014
6.250 11/01/44 3,378,870
280,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018
5.375 05/01/38 291,160
1,265,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5.375 05/01/38 1,315,391
2,595,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5.500 05/01/49 2,668,396
1,755,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019
4.625 05/01/50 1,688,080
825,000 Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2016 Project, Series
2016A-1
5.375 11/01/36 873,768
705,000 (b) Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1 - Phase 2 Project, Series 2018
5.250 11/01/39 746,079
750,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2012 - AGM
Insured
6.750 11/01/43 843,169
1,100,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5.375 05/01/38 1,128,767

Portfolio of Investments September 30, 2024
(continued)
High Yield
54
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,355,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5.500% 05/01/49 $ 3,417,659
1,400,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment Area
Parcels A, B & C, Series 2018
5.000 11/01/39 1,432,494
2,500,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment Area
Parcels A, B & C, Series 2018
5.125 11/01/49 2,528,516
275,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 1 Project, Series
2015
5.000 11/01/36 276,979
555,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 1 Project, Series
2015
5.125 11/01/45 557,272
2,435,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 4 Project, Series
2015A
5.625 11/01/45 2,509,987
1,505,000 Tuckers Pointe Community Development District, Charlotte
County, Florida, Special Assessment Notes, Phase 1 Project,
Series 2022
4.000 05/01/42 1,381,876
9,420,000 Twin Creeks North Community Development District, Florida,
Special Assessment Bonds, Master Infrastructure Improvements,
Series 2016A-1
6.375 11/01/47 10,051,064
1,890,000 Twin Creeks North Community Development District, Florida,
Special Assessment Bonds, Master Infrastructure Improvements,
Series 2016A-2
6.375 11/01/47 2,016,615
1,000,000 (b) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2023
5.625 05/01/53 1,033,972
1,000,000 (b) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project Series 2023
6.125 05/01/54 1,052,445
610,000 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2016A-2
4.750 05/01/37 613,115
7,000,000 (b) Two Rivers East Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2023 Project Series
2023
5.875 05/01/53 7,284,121
1,540,000 (b) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022
5.125 05/01/42 1,575,598
5,000,000 (b) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
6.250 05/01/53 5,294,912
1,500,000 (b) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2024 Project, Series 2024
5.875 05/01/54 1,531,966
255,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
5.375 11/01/37 261,642
1,975,000 (b) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 1 Series
2017A-1
5.500 11/01/47 2,026,262
1,465,000 (b) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2 Series
2019A-1
5.000 11/01/39 1,499,003
2,615,000 (b) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2 Series
2019A-1
5.125 11/01/49 2,646,940
835,000 (b) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2 Series
2019A-2
5.250 05/01/49 868,115
1,525,000 (b) Varrea South Community Development District, Plant City,
Florida, Capital Improvement Revenue Bonds, 2023 Assessment
Area Series 2023
5.400 05/01/53 1,586,509

55
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,935,000 (b) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2023 Project, Series 2023
5.500% 05/01/54 $ 3,042,485
1,055,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6.500 11/01/43 1,143,776
1,000,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 5 Phase 2 Veranda
Estates Project, Refunding Series 2024
5.625 05/01/54 1,030,184
845,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens East
Project, Series 2018A
5.000 11/01/39 865,086
1,050,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens East
Project, Series 2018A
5.000 11/01/39 1,074,960
1,720,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens East
Project, Series 2018A
5.125 11/01/49 1,740,292
1,395,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens East
Project, Series 2018A
5.125 11/01/49 1,411,457
4,050,000 Verandah West Community Development District, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2013
5.000 05/01/33 4,052,664
1,640,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series 2017
4.750 11/01/38 1,651,905
2,405,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series 2017
5.000 11/01/48 2,416,178
1,295,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series 2017
4.750 11/01/38 1,304,400
1,970,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series 2017
5.000 11/01/48 1,979,156
895,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series 2017
5.000 11/01/38 910,182
1,410,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series 2017
5.125 11/01/48 1,421,545
1,140,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6.450 11/01/42 1,235,353
1,500,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6.625 11/01/52 1,624,604
1,195,000 (b) Verano 4 Community Development District, Florida, Special
Assessment Revenue Bonds, Arbor Creek Phase One
Assessment Area Series 2023
5.625 05/01/53 1,253,778
3,725,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
5.250 05/01/54 3,887,388
2,875,000 (b) Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2022
5.250 05/01/53 2,935,379
1,295,000 (b) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
5.750 05/01/53 1,347,381
1,000,000 (b) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
5.750 05/01/54 1,037,225
1,790,000 Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2019
4.875 05/01/50 1,774,644
805,000 Waterford Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
One, Series 2023
5.600 05/01/53 835,967
1,925,000 (b) Waterset Central Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
5.125 11/01/38 1,971,226
4,000,000 (b) Waterset Central Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
5.250 11/01/49 4,055,499
1,920,000 Waterset North Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2014
5.125 11/01/35 1,921,283

Portfolio of Investments September 30, 2024
(continued)
High Yield
56
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,470,000 Waterset North Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2014
5.250% 05/01/39 $ 1,495,124
1,340,000 (b) Wellness Ridge Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
5.375 06/15/53 1,396,136
1,270,000 (b) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.500 06/15/53 1,325,114
2,400,000 West Port Community Developement District, Charlotte County,
Florida, Special Assessment Bonds, Assessment Area 1- 2021
Project, Series 2021
4.000 05/01/51 2,064,860
710,000 (b) West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 7 Village B Parcel, Series
2019
5.000 05/01/50 711,698
3,000,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 8 Master Infrastructure,
Series 2022
5.500 05/01/53 3,116,742
2,500,000 (b) West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 9 Series 2023
5.625 05/01/53 2,618,930
1,490,000 (b) West Villages Improvement District, North Port, Florida,
Capital Improvement Revenue Bonds, Unit of Development 10
Assessment Area 1, Series 2024
5.625 05/01/54 1,518,097
455,000 (b) Westside Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Solara Phase 1
Assessment Area, Series 2018
5.000 05/01/38 465,102
575,000 (b) Westside Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Solara Phase 1
Assessment Area, Series 2018
5.200 05/01/48 583,389
1,000,000 (b) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project, Series
2024
6.000 05/01/54 1,033,077
750,000 (b) Westview North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022
5.750 06/15/42 790,936
1,500,000 (b) Westview North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022
6.000 06/15/52 1,580,117
3,525,000 (b) Westview South Community Development District, Osceola and
Polk Counties, Florida, Special Assessment Bonds, Assessment
Area 1 Project Series 2023
5.600 05/01/53 3,644,968
1,000,000 Westview South Community Development District, Osceola and
Polk Counties, Florida, Special Assessment Bonds, Assessment
Area 2 Series 2023
5.625 05/01/53 1,039,603
2,580,000 (b) Willow Hammock Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series 2017
5.000 11/01/47 2,582,077
1,380,000 (b) Willowbrook Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2024
5.900 05/01/55 1,410,676
1,500,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
5.000 05/01/39 1,531,723
3,000,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
5.200 05/01/50 3,037,115
1,250,000 (b) Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2023
5.625 05/01/53 1,303,481
1,870,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Phase 1 & 2
Assessment Area, Series 2015
5.000 11/01/45 1,880,080
995,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019
5.000 11/01/49 1,001,276
160,000 Windward Community Development District, Florida, Special
Assessment Bonds, Series 2020A-2
4.400 11/01/35 160,923
300,000 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2014
5.375 05/01/35 302,016

57
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,365,000 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2014
5.625% 05/01/45 $ 2,376,660
1,700,000 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016
5.000 05/01/47 1,704,541
1,000,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2022
6.000 05/01/53 1,068,123
510,000 Wynnmere East Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016
5.125 05/01/36 522,795
925,000 Wynnmere East Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016
5.500 05/01/46 944,822
2,000,000 (b) Yarbrough Lane Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, 2024 Project Series
2024
5.600 05/01/55 2,026,521
1,490,000 (b) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
5.500 11/01/39 1,560,910
2,560,000 (b) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
5.625 11/01/49 2,654,498
TOTAL FLORIDA 2,431,517,255
GEORGIA - 2.7%
36,120,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500 12/15/48 30,720,732
10,300,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 10,668,432
500,000 (a) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.500 01/01/29 225,000
24,900,000 (a) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.750 01/01/35 11,205,000
33,710,000 (a) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 15,169,500
1,290,000 Atlanta Urban Residential Finance Authority, Georgia, Multifamily
Housing Revenue Bonds, Testletree Village Apartments, Series
2013A
5.000 11/01/48 1,000,300
8,810,000 (c) Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B,
(AMT), (UB)
4.000 07/01/49 8,673,711
3,600,000 (c) Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT), (UB)
5.250 07/01/42 4,000,400
4,650,000 (c) Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT), (UB)
5.250 07/01/43 5,147,288
25,665,000 (c) Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A, (UB)
4.000 07/01/49 25,520,198
420,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017D
4.125 11/01/45 407,762
5,510,000 (c) Classic Center Authority, Clarke County, Georgia, Revenue
Bonds, Classic Center Arena Project Series 2021
3.000 05/01/61 4,122,065
5,515,000 (c) Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A,
(UB)
5.000 04/01/47 5,621,663
3,945,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023A - AGM Insured
5.000 04/01/53 4,267,566
3,500,000 (c) Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B, (UB)
5.750 04/01/53 4,007,579
6,030,000 (c) Dalton Development Authority, Georgia, Revenue Certificates,
Hamilton Health Care System Inc., Series 2017, (UB)
4.000 08/15/48 5,920,459

Portfolio of Investments September 30, 2024
(continued)
High Yield
58
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 10,000,000 (c) Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A, (UB)
5.000% 04/01/47 $ 10,193,406
5,650,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
5.000 04/01/47 5,759,275
7,785,000 (c) Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A, (UB)
4.000 04/01/50 7,573,756
11,900,000 (c) Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A - AGM Insured, (UB)
4.000 01/01/59 11,482,792
25,395,000 (c) Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A, (UB)
5.000 01/01/63 26,044,061
1,840,000 (b) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5.875 06/15/47 1,892,296
1,550,000 (b) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
6.000 06/15/52 1,594,556
34,665,000 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A, (UB)
5.000 05/15/49 38,489,392
17,750,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 17,728,192
12,500,000 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024A-1, (Mandatory Put 9/01/31), (UB)
5.000 05/01/54 13,671,980
5,765,000 (c) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2015A, (UB)
5.000 07/01/60 5,779,565
11,600,000 (c) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A - BAM Insured, (UB)
4.000 01/01/49 11,457,821
56,015,000 (c) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A - BAM Insured, (UB)
5.000 01/01/49 58,083,096
1,300,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A
5.000 01/01/49 1,342,957
28,170,000 (c) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A, (UB)
5.000 01/01/59 28,899,808
11,200,000 (c) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2023A - AGM Insured, (UB)
5.000 07/01/64 11,904,071
15,280,000 (c) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2022A, (UB)
4.500 07/01/63 15,485,229
11,650,000 (c) Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2019A - BAM Insured, (UB)
4.000 01/01/49 11,507,208
2,000,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5.000 01/01/59 2,033,084
15,220,000 (c) Walton Industrial Building Authority, Georgia, Revenue Bonds,
Walton County Jail Facility Project, Series 2021, (UB)
4.000 02/01/52 15,064,875
3,330,000 White County Development Authority, Georgia, Revenue Bonds
Truett McConnell University, Series 2019
5.250 10/01/49 2,996,797
TOTAL GEORGIA 435,661,872
HAWAII - 0.2%
3,530,000 (b) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023
7.250 05/15/52 3,619,565
1,565,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Chaminade University of Honolulu, Series
2015A
5.000 01/01/45 1,423,757
2,000,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000 07/01/39 2,035,387
2,965,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.125 07/01/43 2,974,922
16,795,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Refunding Series 2017B, (AMT)
4.000 03/01/37 15,691,333
TOTAL HAWAII 25,744,964

59
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.2%
$ 5,847,000 (b) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5.875% 09/01/53 $ 6,161,024
3,133,000 Harris Ranch Community Infrastructure District 1, Boise, Idaho,
Special Assessment Bonds, Assessment Area One, Series 2011
9.000 09/01/40 3,138,412
955,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Compass Public Charter School, Inc. Project,
Series 2018A
6.000 07/01/49 983,912
4,040,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5.000 07/15/56 3,530,828
715,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Taxable Series 2021B
5.750 07/15/31 670,830
680,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
4.500 07/01/30 663,806
2,270,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5.000 07/01/40 2,126,240
6,040,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5.250 07/01/55 5,485,321
275,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020B
5.250 07/01/27 269,793
2,220,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4.000 05/01/56 1,664,798
975,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Xavier Charter School, Inc. Project, Series 2015A
5.000 06/01/35 980,537
2,380,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Xavier Charter School, Inc. Project, Series 2015A
5.000 06/01/44 2,384,392
2,000,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3.750 09/01/51 1,931,391
2,570,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6.250 09/01/53 2,747,039
TOTAL IDAHO 32,738,323
ILLINOIS - 9.1%
5,610,000 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott
Parkway Redevelopment Project, Series 2007A
5.700 05/01/36 5,579,304
1,396,385 (a) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005 6.250 01/01/26 1,396,385
5,000,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5.250 03/01/41 5,087,167
4,275,000 Central Illinois Economic Development Authority, Illinois,
Multifamily Housing Revenue Bonds, Huntington Ridge
Apartments Project, Series 2014
5.000 08/01/30 4,099,399
111,670,000 (c) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016, (UB)
6.000 04/01/46 116,743,872
7,500,000 (c) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018, (UB)
5.000 04/01/46 7,664,470
5,550,000 (c) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023, (UB)
5.000 04/01/45 5,914,591
11,825,000 (c) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023, (UB)
5.750 04/01/48 13,204,462
15,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A
5.000 12/01/42 14,999,289
3,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C
5.250 12/01/39 3,002,259
16,800,000 (b) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B
7.000 12/01/42 18,280,068
1,245,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C
5.000 12/01/34 1,277,019
5,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H
5.000 12/01/46 5,043,000
255,480,000 (c),(d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7.000 12/01/44 262,533,317
42,670,000 (b) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A
7.000 12/01/46 46,174,828

Portfolio of Investments September 30, 2024
(continued)
High Yield
60
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 8,750,000 (c) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2017, (UB)
5.000% 12/01/46 $ 8,888,659
8,445,000 (c) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured, (UB)
4.000 12/01/50 8,241,281
6,905,000 (c) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured, (UB)
4.000 12/01/55 6,638,587
6,500,000 (c) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A, (UB)
5.000 12/01/55 6,728,665
21,000,000 (c) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A - BAM Insured, (UB)
5.000 12/01/46 22,482,035
2,375,000 (c) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A, (UB)
5.000 12/01/52 2,523,818
6,195,000 (c) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A, (UB)
5.000 12/01/57 6,516,828
79,940,000 (c) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Series 2014 - BAM Insured, (UB)
5.000 12/01/44 80,053,515
554,516 Chicago, Illinois, Certificates of Participation Tax Increment
Bonds, 35th and State Redevelopoment Project, Series 2012
6.100 01/15/29 554,558
3,774,023 (a) Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Diversey-Narragansett Project, Series
2006
7.460 02/15/26 2,755,037
3,421,083 Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Pullman Park/Chicago
Redevelopement Project, Series 2013A
7.125 03/15/33 3,422,154
4,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5.000 01/01/39 4,168,286
7,000,000 (c) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
4.000 01/01/43 6,927,191
23,750,000 (c) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
5.000 01/01/48 24,402,491
9,000,000 (c) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
4.375 01/01/53 8,973,732
4,500,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2015C
5.000 01/01/46 4,504,995
5,000,000 (c) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D, (UB)
5.000 01/01/52 5,066,279
5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D
5.000 01/01/52 5,066,278
2,345,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5.000 01/01/53 2,442,865
10,000,000 (c) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4.500 01/01/48 10,100,171
18,800,000 (c) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4.625 01/01/53 18,973,776
12,990,000 (c),(d) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5.250 01/01/53 13,744,689
25,000,000 (c) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5.250 01/01/53 26,452,442
13,475,000 (c) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5.000 01/01/55 14,019,257
1,490,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5.000 01/01/55 1,550,181
8,000,000 (c) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B, (UB)
5.500 01/01/59 8,950,186
6,000,000 (c) Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A, (UB)
5.500 01/01/43 6,398,033
2,500,000 (c) Chicago, Illinois, General Obligation Bonds, Neighborhoods
Alive 21 Program, Series 2002B, (UB)
5.500 01/01/37 2,507,055
5,000,000 (c) Chicago, Illinois, General Obligation Bonds, Project & Refunding
Series 2017A, (UB)
5.625 01/01/30 5,230,822
87,600,000 (c) Chicago, Illinois, General Obligation Bonds, Project & Refunding
Series 2017A, (UB)
6.000 01/01/38 91,591,433
2,740,000 (c),(g) Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2003B, (Pre-refunded 1/01/25), (UB)
5.250 01/01/28 2,751,355

61
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,000,000 (c) Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2005D, (UB)
5.500% 01/01/33 $ 5,016,947
6,850,000 (c) Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2005D, (UB)
5.500 01/01/37 6,869,330
10,815,000 (c) Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2005D, (UB)
5.500 01/01/40 10,839,310
3,365,000 (c) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5.000 01/01/35 3,395,427
310,000 Chicago, Illinois, General Obligation Bonds, Series 2014A 5.250 01/01/32 310,255
3,900,000 (c) Chicago, Illinois, General Obligation Bonds, Series 2015A, (UB) 5.500 01/01/35 3,911,765
4,775,000 (c) Chicago, Illinois, General Obligation Bonds, Series 2015A, (UB) 5.500 01/01/39 4,786,671
1,795,000 (c) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5.000 01/01/44 1,850,056
8,110,000 (c) Chicago, Illinois, General Obligation Bonds, VAribale Rate
Demand Series 2007F, (UB)
5.500 01/01/42 8,125,667
7,200,000 (c) Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured, (UB)
5.250 01/01/58 7,884,374
7,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5.500 01/01/62 7,777,319
9,435,000 (c) Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien
Series 2023B - AGM Insured, (UB)
4.000 11/01/40 9,601,372
8,650,000 (c) Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured, (UB)
5.500 11/01/62 9,608,707
11,295,000 (a),(b) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6.250 11/01/36 10,613,935
13,325,000 (a),(b) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6.375 11/01/46 11,617,471
600,000 (a),(b) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Taxable Series 2016B
10.000 11/01/24 599,146
46,000,000 (c) Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Refunding Series 2018A, (UB)
4.125 05/15/47 44,685,338
4,055,000 (b) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5.000 07/01/51 3,144,227
4,420,000 (b) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5.000 07/01/56 3,348,207
845,000 (b) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5.750 12/01/35 856,239
4,475,000 (b) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
6.000 12/01/45 4,522,717
4,500,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.250 05/15/42 3,979,194
1,800,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.250 05/15/54 1,463,644
27,150,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.500 05/15/54 22,944,878
12,990,000 (c) Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2014, (UB)
4.000 08/01/38 12,990,498
17,295,000 (c) Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015, (UB)
4.125 05/01/45 16,805,418
6,000,000 (c) Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, (UB)
4.000 08/15/39 6,003,771
2,455,000 (c) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (UB)
4.000 02/15/36 2,479,338
5,190,000 Illinois Finance Authority, Revenue Bonds, Central Baptist Village,
Series 2007
5.375 11/15/39 5,190,604
2,000,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5.625 08/01/53 2,163,439
1,300,000 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
5.000 03/01/47 1,291,371
1,200,000 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
5.000 03/01/52 1,169,913
1,500,000 Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan
University, Refunding Series 2016
3.000 09/01/30 1,454,700

Portfolio of Investments September 30, 2024
(continued)
High Yield
62
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 6,000,000 (c) Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2020A, (UB)
4.000% 05/15/50 $ 5,550,611
3,735,000 (b) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Refunding Series 2020A
5.000 04/01/50 3,281,233
2,600,000 (b) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018A
6.125 04/01/58 2,605,356
5,150,000 (b) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.125 04/01/49 5,193,197
37,605,000 (b) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.125 04/01/58 37,682,139
6,500,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
4.000 11/15/39 6,393,373
25,000,000 (c) Illinois Finance Authority, Revenue Bonds, The University of
Chicago Medical Center, Series 2016B, (UB)
4.000 08/15/41 25,044,552
3,035,000 Illinois Finance Authority, Revenue Bonds, Three Crowns Park
Plaza, Series 2013
5.250 02/15/40 3,028,463
5,735,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024C
4.850 04/01/49 5,903,659
1,300,000 Illinois State, General Obligation Bonds, January Series 2016 5.000 01/01/41 1,314,744
14,600,000 Illinois State, General Obligation Bonds, June Series 2022A 5.500 03/01/42 16,305,530
7,625,000 (c) Illinois State, General Obligation Bonds, May Series 2014, (UB) 5.000 05/01/33 7,659,194
100,000 Illinois State, General Obligation Bonds, May Series 2014 5.000 05/01/36 100,448
10,285,000 Illinois State, General Obligation Bonds, May Series 2020 5.750 05/01/45 11,309,059
14,250,000 Illinois State, General Obligation Bonds, October Series 2022C 5.500 10/01/39 16,181,203
6,665,000 (b),(c) Illinois State, General Obligation Bonds, Tender Option Bond
Trust 2015-XF1010 - AGM Insured, (IF)
8.452 02/01/39 6,788,388
1,200,000 Matteson, Illinois, Tax Increment Revenue Bonds, Limited
Obligation Series 2015
6.500 12/01/35 1,248,666
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5.000 06/15/50 2,082,723
8,715,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B - AGM Insured
0.000 12/15/41 4,401,579
7,360,000 (c) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A, (UB)
5.000 06/15/53 7,413,161
5,000,000 (c) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A, (UB)
5.500 06/15/53 5,065,133
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A - AGM Insured
0.000 12/15/56 2,428,303
13,000,000 (c) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A, (UB)
5.000 06/15/57 13,271,495
5,000,000 (e) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0.000 12/15/47 3,724,998
19,140,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0.000 12/15/54 5,015,168
6,980,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B - BAM Insured
0.000 12/15/54 1,850,681
53,700,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital Appreciation
Refunding Series 2010B-1 - AGM Insured, (UB)
0.000 06/15/44 23,831,029
6,270,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital Appreciation
Refunding Series 2010B-1 - AGM Insured
0.000 06/15/44 2,782,506
28,930,000 (c),(d) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.010 12/15/37 17,639,489
6,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - AGM
Insured
0.000 12/15/40 3,187,186
155,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 06/15/41 79,202
2,260,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
5.000 01/01/39 2,214,234

63
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,245,164 (b) North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse Facility,
Redevelopment Project, Series 2018A
6.000% 03/15/34 $ 2,245,086
99 Robbins, Illinois, Resource Recovery Revenue Bonds,
Restructuring Project Guaranteed by Foster Wheeler Ltd., Series
1999C
7.250 10/15/24 99
7,400,000 (c) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A - BAM Insured, (UB)
4.000 01/01/48 7,306,519
24,280,000 (c) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A, (UB)
5.000 01/01/48 24,933,858
10,800,000 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project,
Series 2012, (AMT)
5.750 08/01/42 10,811,344
3,370,000 Upper Illinois River Valley Development Authority, Education
Facilities Revenue Bonds, Elgin Math & Science Academy Charter
School, Series 2023A
5.875 03/01/58 3,487,259
1,000,000 (b) Upper Illinois River Valley Development Authority, Education
Facilities Revenue Bonds, Prairie Crossing Charter School, Series
2020
5.000 01/01/55 987,626
1,188,000 Volo Village, Illinois, Special Tax Bonds, Special Service Area 17,
Series 2017
5.500 03/01/47 1,189,682
1,047,000 Waukegan, Illinois, Special Assessment Improvement Bonds,
Fountain Square, Series 2005
6.125 03/01/30 1,048,129
3,695,000 (a) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4.800 01/01/26 1,551,900
1,944,035 (a) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6.000 01/01/26 1,944,035
1,879,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-
100 Raintree Village Project, Series 2013
5.000 03/01/33 1,857,763
3,730,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-
113 Cannoball & Beecher, Series 2007
5.750 03/01/28 3,731,453
TOTAL ILLINOIS 1,472,598,787
INDIANA - 1.5%
2,500,000 (b) Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet
Galilee at the Wigwam Project, Series 2020A
5.375 01/01/40 2,152,010
7,045,000 (b) Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch at Cook Road Project, Series 2018
5.625 01/01/38 6,311,722
410,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5.125 01/01/32 375,774
4,465,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5.350 01/01/38 3,894,346
4,500,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5.875 06/01/55 4,396,453
45,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Taxable Refunding Series 2020B
5.000 06/01/25 44,728
1,595,000 (b),(c) Indiana Bond Bank, Special Program Bonds, Hendricks Regional
Health Project, Tender Option Bond Trust 2016-XL0019 - AMBAC
Insured, (IF)
9.213 04/01/30 2,329,763
3,750,000 (c),(d) Indiana Finance Authority, Educational Facilities Revenue Bonds,
21st Century Charter School Project, Series 2013A
6.000 03/01/33 3,751,303
7,355,000 (c),(d) Indiana Finance Authority, Educational Facilities Revenue Bonds,
21st Century Charter School Project, Series 2013A
6.250 03/01/43 7,205,029
2,465,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017
5.375 07/01/47 2,494,053
3,050,000 (b) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Circle City Preparatory Inc. Project, Series 2021A
5.000 12/01/55 2,580,560
240,000 (b) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Circle City Preparatory Inc. Project, Taxable Series 2021B
5.000 12/01/27 232,995
4,370,000 (c),(d) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A
7.250 12/01/45 4,462,607

Portfolio of Investments September 30, 2024
(continued)
High Yield
64
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 2,170,000 (b) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series
2016
7.000% 12/01/34 $ 2,177,897
5,640,000 (b) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series
2016
7.250 12/01/44 5,657,455
4,860,000 (b) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Rock Creek Community Academy Project, Series 2018A
6.125 07/01/48 4,934,884
625,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Seven Oaks Classical School Project, Series 2021A
5.000 06/01/51 562,192
550,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Seven Oaks Classical School Project, Series 2021A
5.000 06/01/56 487,225
10,500,000 (b) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Victory College Prep Project, Series 2021A
4.500 12/01/55 9,081,816
21,460,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2012,
(AMT)
5.750 08/01/42 21,481,263
8,915,000 (c) Indiana Finance Authority, Health System Revenue Bonds,
Franciscan Alliance, Inc Obligated Group, Series 2016A, (UB)
5.000 11/01/51 8,994,924
16,500,000 (c) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A
5.000 10/01/53 17,836,906
45,000,000 (c) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A,
(UB)
5.000 10/01/53 48,646,107
10,400,000 (c) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Fixed Rate Series 2019A,
(UB)
4.000 12/01/49 10,107,974
36,975,000 (c) Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017A, (UB)
5.000 08/15/51 37,578,328
4,500,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5.750 03/01/54 4,922,829
1,730,000 Indiana Finance Authority, Student Housing Revenue Bonds, SFP-
PUFW I, LLC Subordinate Series 2024C
5.750 07/01/64 1,730,653
2,610,000 (c) Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024A-1, (UB)
4.650 07/01/49 2,655,754
7,510,000 (c) Indianapolis Local Public Improvement Bond Bank, Indiana,
Circle City Forward Phase II Project Revenue Bonds, Series
2023B, (UB)
4.125 02/01/52 7,474,354
3,700,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.000 03/01/53 4,120,004
2,400,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.125 03/01/57 2,671,789
4,000,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5.750 04/01/36 3,778,183
1,660,000 Northern Indiana Commuter Transportation District, Indiana,
Limited Obligation Revenue Bonds, Series 2024
5.000 01/01/54 1,793,739
1,600,000 Saint Joseph County, Indiana, Economic Development Revenue
Bonds, Chicago Trail Village Apartments, Series 2005A
7.500 07/01/35 1,608,495
1,500,000 Shoals, Indiana, Exempt Facilities Revenue Bonds, National
Gypsum Company Project,  Series 2013, (AMT)
7.250 11/01/43 1,503,320
12,912,616 (a) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A,
(AMT)
7.250 12/01/28 129
130,005 (a) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B
7.250 12/01/28 1
390,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver
Birch of Terre Haute Project, Series 2017
5.100 01/01/32 356,889
4,560,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver
Birch of Terre Haute Project, Series 2017
5.350 01/01/38 3,977,204
5,100,000 (b) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper
LLC Project, Refunding Series 2024, (AMT)
5.000 01/01/54 5,334,082

65
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,500,000 (b) Whiteland Economic Development, Indiana, Revenue Bonds,
Patch Whitehead Project Phase II, Series 2024A
6.125% 03/01/49 $ 1,547,527
TOTAL INDIANA 251,253,266
IOWA - 0.7%
48,975,000 (c),(d) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012
4.750 08/01/42 49,029,695
13,505,000 (c),(d) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32)
5.000 12/01/50 15,831,325
16,000,000 (g) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/42)
5.000 12/01/50 18,756,106
16,000,000 (c) Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2023E, (UB)
4.950 07/01/53 16,552,855
10,000,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2024C
4.650 07/01/49 10,184,070
TOTAL IOWA 110,354,051
KANSAS - 0.3%
4,205,000 (c) Kansas State Development Finance Authority, Facilities Revenue
Bonds, K-State Athletics Incorporated Project Series 2023C, (UB)
4.250 07/01/42 4,236,682
2,479,942 (a) Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1
Special Obligation Series 2006
1.000 03/01/26 991,977
518,816 (a) Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1
Special Obligation Series 2006
1.000 03/01/28 207,526
1,968,829 (a) Olathe, Kansas, Transportation Development District Sales Tax
Revenue Bonds, Gateway Project Area lA, Series 2006
1.750 12/01/28 275,636
2,300,000 (a) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
6.100 12/15/34 1,035,000
4,110,757 (a) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
4.375 12/15/24 3,987,435
5,000,000 (a) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5.250 12/15/29 2,750,000
10,955,000 (a) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6.000 12/15/32 3,505,600
10,755,000 (c) University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2019A, (UB)
5.000 09/01/48 11,132,239
1,250,000 (f) Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.750 05/15/45 1,260,920
3,000,000 (f) Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.875 05/15/50 3,009,656
1,000,000 (f) Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
6.000 05/15/54 1,003,560
1,000,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project Area
1 and 2A, Series 2015
5.750 09/01/32 950,519
10,845,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project Area
1 and 2A, Series 2015
6.000 09/01/35 9,817,548
TOTAL KANSAS 44,164,298
KENTUCKY - 0.3%
2,905,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6.000 12/01/40 2,693,994
4,580,000 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017
5.000 03/01/39 4,585,995
3,535,000 Fort Thomas, Kentucky, Special Obligation Revenue Bonds, Onr
Highland Project Series 2020B
5.500 09/01/50 3,445,958
945,000 Kentucky Economic Development Finance Authority,
Kentucky, Healthcare Facilities Revenue Bonds, Christian Care
Communities, Inc. Obligated Group, Series 2021
5.000 07/01/50 784,173
2,500,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5.750 11/15/45 2,368,309

Portfolio of Investments September 30, 2024
(continued)
High Yield
66
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 3,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5.000% 08/01/44 $ 3,129,388
2,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 01/01/45 2,006,789
4,975,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B
5.500 12/01/60 4,407,565
7,500,000 (c) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024A-1, (Mandatory Put 2/01/32), (UB)
5.250 04/01/54 8,340,504
9,465,000 (c) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2024A-1, (Mandatory Put 7/01/30), (UB)
5.000 05/01/55 10,186,520
5,745,000 (b) Union Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022B
5.500 12/01/52 5,778,301
1,400,000 (b) Union, Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022D
5.750 12/01/52 1,408,024
TOTAL KENTUCKY 49,135,520
LOUISIANA - 1.1%
31,960,000 Ascension Parish Industrial development Board, Louisiana,
Revenue Bonds, Impala Warehousing (US) LLC Project, Series
2013
6.000 07/01/36 31,983,206
4,350,000 (b) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5.625 06/15/48 4,403,901
890,000 (b) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Cameron Parish GOMESA Project, Green Series 2018
5.650 11/01/37 958,330
1,645,000 (b) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5.375 11/01/38 1,728,770
1,160,000 (b) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5.500 11/01/39 1,233,447
4,000,000 (b) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Student Housing
Revenue Bonds, Provident Group - ULM Properties LLC-University
of Louisiana at Monroe Project, Series 2019A
5.000 07/01/54 3,564,120
10,000,000 (b) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westside
Habilitation Center Project, Refunding Series 2017A
6.250 02/01/47 9,933,380
4,225,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.250 06/01/60 3,650,590
1,405,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Mentorship STEAM Academy, Series 2021A
5.000 06/01/51 1,248,069
3,600,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/49 3,256,271
3,965,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/57 3,487,719
8,460,000 (b) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)
6.500 07/01/36 8,465,973
600,775 (a),(b) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Encore Academy Project, Series 2021A
5.000 06/01/41 360,465
1,501,937 (a),(b) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Encore Academy Project, Series 2021A
5.000 06/01/51 901,162
500,000 (b) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.250 06/01/52 507,282
1,460,000 (b) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.375 06/01/62 1,477,590
815,000 (b) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.375 06/01/52 826,151
1,530,000 (b) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.500 06/01/62 1,552,921
5,000,000 (a),(b) Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds,  Lousiana Pellets Inc Project, Series 2015, (AMT)
7.000 07/01/24 50

67
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,030,000 (b) Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
Geo Academies EBR - GEO Prep Mid-City Project, Series 2022
6.125% 06/01/52 $ 1,076,525
1,425,000 (b) Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
Geo Academies EBR - GEO Prep Mid-City Project, Series 2022
6.250 06/01/62 1,491,121
4,700,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.500 09/01/54 5,185,214
31,330,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.500 09/01/59 34,364,674
15,700,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.750 09/01/64 17,474,637
16,995,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.000 09/01/66 17,654,317
2,500,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5.000 07/01/48 2,743,222
5,800,000 (b) Plaquemines Port, Harbor and Terminal District, Louisiana,
Facilities Revenue Bonds, NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 6,001,578
11,220,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6.350 07/01/40 12,490,234
865,000 Saint Tammany Public Trust Financing Authority, Louisiana,
Revenue Bonds, Christwood Project, Refunding Series 2015
5.250 11/15/29 865,416
1,000,000 Saint Tammany Public Trust Financing Authority, Louisiana,
Revenue Bonds, Christwood Project, Refunding Series 2015
5.250 11/15/37 999,935
TOTAL LOUISIANA 179,886,270
MAINE - 0.1%
9,010,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5.000 07/01/41 9,025,782
8,750,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5.000 07/01/46 8,760,232
3,950,000 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Series 2001, (AMT)
6.875 10/01/26 3,959,406
TOTAL MAINE 21,745,420
MARYLAND - 0.8%
1,035,000 Anne Arundel County, Maryland, Special Tax District Revenue
Bonds, Villages at Two Rivers Projects, Series 2014
5.125 07/01/36 1,035,465
1,840,000 Anne Arundel County, Maryland, Special Tax District Revenue
Bonds, Villages at Two Rivers Projects, Series 2014
5.250 07/01/44 1,840,507
6,260,000 (c),(d) Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/46 6,274,057
1,500,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5.500 06/01/43 1,502,167
1,965,000 (b) Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C
4.000 07/01/50 1,849,264
2,550,000 (a) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
2.500 12/01/25 1,654,312
90,070,000 (a) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
5.000 12/01/31 58,432,913
400,000 (a) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B
5.000 12/01/16 259,500
4,500,000 (a) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B
5.250 12/01/31 2,919,375
3,250,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Port Covington Project, Series 2020
4.000 09/01/50 2,881,408
1,000,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.125 07/01/37 1,010,257
1,800,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.250 07/01/47 1,808,072

Portfolio of Investments September 30, 2024
(continued)
High Yield
68
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,530,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.375% 07/01/52 $ 1,538,203
22,465,000 (c) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015, (UB)
5.000 07/01/47 22,583,975
4,000,000 (c) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A, (UB)
5.000 05/15/45 4,105,951
12,795,000 (c) Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015, (UB)
4.000 12/01/44 12,670,387
5,000,000 (b) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5.250 07/01/48 5,087,025
2,250,000 (c),(d) Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5.000 11/01/47 2,207,609
TOTAL MARYLAND 129,660,447
MASSACHUSETTS - 0.5%
10,000,000 (c) Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1, (UB)
4.000 07/01/51 9,886,158
1,000,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing Project,
Series 2024A
5.000 07/01/54 1,034,252
7,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2014
5.125 07/01/44 7,505,422
13,360,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5.000 07/01/44 13,349,639
13,930,000 (c) Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue K, Series 2017B, (AMT), (UB)
4.250 07/01/46 13,458,935
2,960,000 (c) Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1, (UB)
4.950 12/01/64 3,058,081
3,115,000 (c) Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234, (UB)
4.750 12/01/54 3,187,376
5,500,000 (c) Massachusetts Port Authority, Revenue Bonds, Refunding Series
2017A, (AMT), (UB)
5.000 07/01/47 5,594,283
10,000,000 (c) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Green Series 2023A, (UB)
5.000 06/01/53 10,969,285
14,000,000 (c) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2023B, (UB)
5.000 06/01/51 15,436,561
TOTAL MASSACHUSETTS 83,479,992
MICHIGAN - 1.7%
825,000 Chandler Park Academy, Michigan, Public School Academy
Charter School Revenue Bonds, Series 2005
5.125 11/01/30 825,108
1,955,000 Concord Academy, Boyne City, Michigan, Certificates of
Participation, Series 2007
5.600 11/01/36 1,754,731
1,110,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5.000 11/01/26 1,094,884
3,750,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5.250 11/01/31 3,353,341
3,840,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5.250 11/01/36 3,121,345
2,125,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6.000 10/01/33 2,124,790
4,110,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6.000 10/01/43 4,018,977
7,855,000 Detroit Community High School, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2021
5.000 11/01/35 7,101,151
3,500,000 Flint International Academy, Michigan, Public School Academy
Revenue Bonds, Series 2007
5.750 10/01/37 3,500,620
6,000,000 (c) Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Refunding & Capital Improvement Series
2023B - AGM Insured, (UB)
4.125 06/01/48 5,939,024
11,855,000 (c) Michigan Finance Authority, (UB) 5.500 02/28/57 13,342,853
27,005,000 (c) Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center Project,
Senior Lien Series 2018 - BAM Insured, (UB)
4.000 11/01/48 26,529,844

69
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,945,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project, Refunding
Series 2021
5.000% 05/01/36 $ 1,781,135
1,555,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project, Refunding
Series 2021
5.000 05/01/46 1,300,498
11,780,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Refunding Series 2019A
5.000 05/15/54 11,919,611
12,000,000 (c) Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford
Health System, Refunding Series 2016, (UB)
5.000 11/15/41 12,282,516
12,270,000 (c) Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford
Health System, Series 2019A, (UB)
5.000 11/15/48 12,876,680
19,990,000 (c) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A, (UB)
4.000 02/15/44 19,988,385
6,525,000 (c) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A, (UB)
4.000 02/15/50 6,279,932
12,115,000 (c) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2017A-MI, (UB)
4.000 12/01/40 12,156,140
7,475,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019A-MI
4.000 12/01/49 7,175,072
2,215,000 (b) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4.400 04/01/31 2,003,239
4,645,000 (b) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4.900 04/01/41 3,789,665
935,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
4.250 12/01/39 792,573
1,000,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
5.000 12/01/46 879,313
400,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Old Redford Academy Project, Series
2010A
6.500 12/01/40 400,034
10,690,000 (b) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5.900 07/15/46 8,614,001
1,615,000 Michigan Finance Authority, Senior Revenue Bonds, Michigan,
Provident Group - HFH Energy LLC Act 38 Facilities, The Henry
Ford Health Detroit South Campus Central Utility Plant project,
Green Bonds Series 2024
4.375 02/28/54 1,602,660
5,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts, Taxable Series 2020B
0.000 06/01/45 1,317,067
5,000,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
4.800 10/01/64 5,149,748
13,650,000 (c) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023A
4.700 12/01/43 14,125,611
6,500,000 (c) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023A, (UB)
4.700 12/01/43 6,726,481
6,000,000 (c) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023A, (UB)
4.900 12/01/48 6,193,624
5,000,000 (c) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023B, (UB)
5.000 06/01/54 5,181,681
3,500,000 (c) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4.700 12/01/53 3,573,196
775,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007
6.500 12/01/37 775,501
1,850,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2017
7.000 12/01/46 1,877,444
1,505,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6.500 11/01/35 1,506,290

Portfolio of Investments September 30, 2024
(continued)
High Yield
70
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 8,295,000 (c) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2023II, (UB)
4.000% 10/15/47 $ 8,231,928
9,990,000 (c) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2021I, (UB)
4.000 10/15/56 9,582,785
819,580,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0.000 06/01/58 25,765,218
3,625,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, First Subordinate
Capital Appreciation Series 2007B
0.000 06/01/52 496,007
99,020,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Taxable Capital
Appreciation Turbo Term Series 2008B
0.010 06/01/46 13,934,421
470,000 Renaissance Public School Academy, Michigan, Public School
Academy Revenue Bonds, Series 2012A
5.500 05/01/27 470,294
1,565,000 Renaissance Public School Academy, Michigan, Public School
Academy Revenue Bonds, Series 2012A
6.000 05/01/37 1,566,096
1,070,000 (c),(d) Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes of
Michigan, Series 2012
5.250 06/01/32 1,010,487
TOTAL MICHIGAN 284,032,001
MINNESOTA - 1.1%
3,040,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5.000 07/01/38 2,928,505
1,570,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5.000 07/01/53 1,423,580
9,235,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Series 2021A
5.000 06/15/56 7,161,084
1,315,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2022
6.000 07/01/57 1,316,163
750,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds,
Athlos Leadership Academy Project, Series 2015A
5.500 07/01/40 696,900
1,420,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds,
Athlos Leadership Academy Project, Series 2015A
5.750 07/01/46 1,302,922
2,000,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds,
Prairie Seeds Academy Project, Refunding Series 2015A
5.000 03/01/39 1,985,716
700,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/36 694,119
2,510,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/47 2,323,482
6,000,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5.000 07/01/49 5,623,551
2,000,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5.000 07/01/54 1,856,961
1,050,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5.500 07/01/30 1,050,742
6,200,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5.875 07/01/40 6,200,015
5,000,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
6.000 07/01/45 4,970,116
1,000,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5.500 07/01/50 1,005,455
9,080,000 (c) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A, (UB)
5.000 02/15/58 9,250,400
4,700,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.000 02/15/58 4,788,202
9,665,000 (c) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A, (UB)
5.250 02/15/58 9,945,742
2,000,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
5.375 08/01/50 2,042,027

71
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 2,360,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5.000% 07/01/36 $ 2,280,450
4,925,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5.000 07/01/47 4,447,505
2,000,000 Hayward, Minnesota, Health Care Facilities Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group, Series
2014
5.750 02/01/44 1,683,108
810,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/34 810,448
2,965,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/44 2,965,258
1,870,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5.000 07/01/48 1,698,374
10,600,000 (b) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5.000 07/01/56 8,984,224
600,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Taxable Series 2021B
6.000 07/01/28 583,283
2,285,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6.850 12/01/29 2,290,703
1,190,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5.500 06/01/57 1,156,518
1,385,000 (b) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5.250 12/01/43 1,285,358
2,000,000 (b) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5.250 12/01/52 1,804,625
1,300,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.500 07/01/52 1,305,575
2,490,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.500 07/01/57 2,494,437
1,110,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5.000 07/01/55 922,453
1,080,000 (b) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6.000 07/01/32 1,116,858
1,250,000 (b) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6.250 07/01/37 1,285,362
5,510,000 (b) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6.500 07/01/48 5,649,666
1,680,000 (b) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5.000 12/01/37 1,701,463
5,650,000 (b) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5.000 12/01/47 5,666,008
500,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5.000 09/01/34 499,592
1,840,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5.000 09/01/44 1,720,961
2,000,000 Rochester, Minnesota, Charter School Lease Revenue Bonds,
Rochester Math & Science Academy Project, Series 2018A
5.125 09/01/38 1,789,339
2,025,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5.000 04/01/36 1,914,785
3,085,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5.000 04/01/46 2,668,279
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5.000 12/01/46 2,499,887
8,520,000 (b) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5.500 03/01/58 8,827,123
13,850,000 (b) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5.500 03/01/63 14,301,168
1,500,000 (b) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5.500 07/01/52 1,518,153

Portfolio of Investments September 30, 2024
(continued)
High Yield
72
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5.750% 09/01/46 $ 2,036,871
5,000,000 (c),(d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5.000 12/01/55 3,713,387
1,200,000 (b) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2018A
5.000 06/15/38 1,201,890
1,285,000 (b) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2018A
5.000 06/15/48 1,281,364
40,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A
5.000 07/01/35 40,125
1,715,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A
5.300 07/01/45 1,720,356
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5.000 07/01/44 981,464
670,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Collateralized Multifamily Housing Revenue Bonds, Marian
Center Project, Series 2007A
5.300 11/01/30 669,986
1,225,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Collateralized Multifamily Housing Revenue Bonds, Marian
Center Project, Series 2007A
5.375 05/01/43 1,148,986
2,150,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Hope Community Academy Project,
Series 2015A
5.000 12/01/43 1,738,655
1,000,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5.125 01/01/39 911,512
4,795,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5.125 10/01/48 4,618,785
2,625,000 Spring Lake Park, Minnesota, Charter School Lease Revenue
Bonds, Excell Academy for Higher Learning Inc., Series 2019A
5.000 06/15/49 2,599,078
530,000 Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007, (AMT)
5.250 02/01/27 530,129
800,000 Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007, (AMT)
5.500 02/01/42 791,132
315,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
4.500 06/01/36 291,447
730,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
4.750 06/01/46 645,109
TOTAL MINNESOTA 177,356,921
MISSISSIPPI - 0.1%
3,640,000 (a),(b) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6.000 10/15/49 3,615,041
8,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2.375 06/01/44 5,300,955
934,328 Mississippi Home Corporation, Multifamily Housing Revenue
Bonds, Tupelo Personal Care Apartments, Series 2004-2, (AMT)
6.125 09/01/34 855,768
TOTAL MISSISSIPPI 9,771,764

73
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 1.3%
$ 1,000,000 Blue Springs, Missouri, Special Obligation Tax Increment Bonds,
Adams Farm Project, Special Districts Refunding & Improvement
Series 2015A
5.250% 06/01/39 $ 1,000,213
4,325,995 (b) Branson Industrial Development Authority, Missouri, Tax
Increment Revenue Bonds, Branson Shoppes Redevelopment
Project, Refunding Series 2017B
5.000 11/01/29 3,816,464
135,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6.000 03/01/33 137,914
2,797,563 (a) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006
5.000 06/01/28 587,488
1,900,000 Hanley/Eager Road Transportation Development District,
Missouri, Revenue Bonds, Refunding Series 2016A
4.000 03/01/42 1,653,908
3,705,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
5.000 10/01/47 3,700,237
10,000,000 (c) Jackson County, Missouri, Special Obligation Bonds, Series
2023A, (UB)
4.250 12/01/53 9,890,130
7,895,000 (c) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A, (AMT), (UB)
4.000 03/01/45 7,567,727
20,140,000 (c) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT), (UB)
4.000 03/01/50 19,519,871
10,000,000 (c) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT), (UB)
5.000 03/01/57 10,337,858
1,200,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT)
5.000 03/01/57 1,240,543
3,365,000 (b) Kansas City Industrial Development Authority, Missouri, Revenue
Bonds, Platte Purchase Project A, Series 2019
5.000 07/01/40 3,187,998
775,000 (b) Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016
5.000 04/01/36 775,356
3,140,000 (b) Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016
5.000 04/01/46 2,994,407
4,758,000 (b) Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Subordinate Refunding & Improvement Series 2016
8.000 04/15/46 4,320,303
1,200,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.250 05/15/42 1,145,501
436,443 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A
Bonds, Refunding Series 2015A
5.750 04/01/55 395,374
1,933,433 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B
Bonds, Refunding Taxable Series 2015B
0.000 04/01/55 1,740,090
600,000 Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit Fair
Community Improvement District Project, Series 2012
5.000 05/01/35 562,831
2,365,000 Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit Fair
Community Improvement District Project, Series 2012
6.000 05/01/42 2,253,148
2,500,000 (b) Lee's Summit, Missouri, Special Obligation Tax Increment
and Special District Improvement Bonds, Summit Fair Project,
Refunding Series 2017
4.875 11/01/37 2,377,128
4,200,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5.750 06/01/35 4,051,895
3,965,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6.000 06/01/46 3,828,493

Portfolio of Investments September 30, 2024
(continued)
High Yield
74
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 7,095,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Subordinate Lien
Series 2015B
8.500% 06/15/46 $ 6,811,846
1,000,000 M150 and 135th Street Transporation Development District,
Kansas City, Missouri, Transportation Sales Tax Revenue Bonds,
Series 2020A
4.250 10/01/43 897,225
10,000,000 (c) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F, (UB)
5.000 11/15/45 10,002,992
5,000,000 (c) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020 - BAM
Insured, (UB)
4.000 06/01/53 4,966,721
15,215,000 (c) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023, (UB)
5.000 12/01/52 16,499,400
6,570,000 (c) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A,
(UB)
4.000 02/15/54 6,273,699
4,000,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4.700 11/01/54 4,078,133
1,000,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4.000 10/01/34 980,604
2,185,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4.000 10/01/44 1,923,364
1,426,581 (b) North Outer Forty Transportation Development District,
Chesterfield, Missouri, Transportation Development Revenue
Notes, Refunding Series 2021A
4.000 12/01/46 1,105,342
3,160,000 (b) Saint Charles County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, O'Fallon Retail Walk Community
Improvement District Project, Series 2017A
6.250 12/01/36 3,086,956
3,000,000 (b) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional
Community Improvement District Project, Series 2019B
4.250 11/01/49 2,583,712
600,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Nazareth Living Center, Series
2015A
5.000 08/15/35 600,218
1,800,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Nazareth Living Center, Series
2015A
5.125 08/15/45 1,712,414
3,215,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5.125 12/01/45 3,204,480
9,330,000 (c) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.000 12/01/42 9,451,383
10,210,000 (c) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.000 12/01/44 10,256,134
10,620,000 (c) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.000 12/01/45 10,609,225
8,465,000 (c) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.250 12/01/46 8,555,840
10,885,000 (c) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.000 12/01/47 10,762,242
5,100,000 (b) Saint Louis Industrial Development Authority, Missouri, Revenue
Bonds, Confluence Academy Project, Series 2022A
5.625 06/15/53 5,017,460
2,000,000 Saint Louis Industrial Development Authority, Missouri, Tax
Increment and Special District Revenue Bonds, Union Station
Phase 2 Redevelopment Project, Series 2024A
5.750 06/15/54 2,067,967
1,664,000 (a) Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson
Lofts Project, Series 2007
3.850 09/01/27 216,320
76,000 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
City Hospital Tax Increment District, Series 2007
6.000 08/23/26 76,044
2,278,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6.500 01/23/28 933,980

75
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 1,154,000 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block
1859, Grand Avenue/Cozens/Evans Redevelopment Project,
Series 2008-A
6.500% 12/11/29 $ 738,560
2,205,000 (a) St Louis, Missouri, Tax Increment Financing District Revenue
Bonds, Printers Lofts Project, Series 2006
3.900 08/21/26 176,400
125,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6.000 03/01/37 127,784
1,100,000 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding
Series 2020A
3.875 04/01/47 968,909
3,075,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5.500 06/15/42 3,162,484
TOTAL MISSOURI 214,932,715
MONTANA - 0.0%
500,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5.250 05/15/37 478,610
4,275,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4.650 06/01/54 4,352,115
TOTAL MONTANA 4,830,725
NEBRASKA - 0.7%
11,090,000 (c) Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2017, (UB)
5.000 11/15/47 11,304,106
4,900,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project, Series
2014
5.000 05/15/44 4,901,006
3,460,000 Nebraska Educational, Health, Cultural and Social Services
Finance Authority, Revenue Bonds, Immanuel Retirement
Communities Obligated Group, Series 2019A
4.000 01/01/44 3,277,160
13,660,000 (c) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A, (UB)
4.550 09/01/48 13,839,176
18,965,000 (c) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023C, (UB)
4.800 09/01/53 19,474,893
9,245,000 (c) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4.700 09/01/49 9,387,473
4,000,000 (c) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4.800 09/01/54 4,104,731
10,000,000 (c) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024E, (UB)
4.800 09/01/54 10,274,570
11,580,000 (c) Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2021A, (UB)
4.000 02/01/51 11,293,054
14,000,000 (c) Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2021A - AGM Insured, (UB)
4.000 02/01/51 13,763,238
4,760,000 (c) Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2022A
4.250 02/01/47 4,838,859
TOTAL NEBRASKA 106,458,266
NEVADA - 0.6%
33,720,000 (c) Clark County Water Reclamation District, Nevada, General
Obligation Water Bonds, Limited Tax Series 2023, (UB)
5.000 07/01/53 36,909,265
785,000 Clark County, Nevada, Local Improvement Bonds, Special
Improvement District 159 Summerlin Village 16A, Series 2015
5.000 08/01/35 790,070
9,990,000 (c) Clark County, Nevada, Motor Vehicle Fuel Tax Highway Revenue
Bonds, Refunding Series 2023, (UB)
4.000 07/01/42 10,200,476
11,481,532 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2017B, (AMT)
5.125 12/15/37 803,707
2,633,703 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
5.250 12/15/37 184,359
14,161,599 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6.950 02/15/38 58,063

Portfolio of Investments September 30, 2024
(continued)
High Yield
76
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 8,752,748 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6.750% 02/15/38 $ 35,886
8,998,819 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5.875 12/15/27 629,917
78,218,829 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6.250 12/15/37 5,475,318
33,480,751 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5.750 02/15/38 137,271
2,520,000 (b) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2015
5.125 12/15/45 2,528,712
1,500,000 (b) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5.000 12/15/48 1,500,953
2,395,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4.000 09/01/35 2,246,927
1,140,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series 2023
5.250 03/01/48 1,157,448
1,250,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series 2023
5.250 03/01/53 1,263,446
715,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5.000 09/01/38 721,182
6,820,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5.375 09/01/48 6,887,553
8,325,000 (c) Las Vegas, Nevada, General Obligation Bonds, Various Purpose
Bonds, Limited Tax Civic Center Series 2023A, (UB)
4.000 03/01/53 8,130,288
950,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series 2015
5.000 12/01/35 955,493
495,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 26, Series 2017
4.500 06/01/47 495,490
1,105,000 Mesquite, Nevada, Local Improvement Bonds, Special
Improvement District 07-01 Anthem at Mesquite, Refunding
Series 2016
4.250 08/01/37 1,079,468
2,055,000 (b) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5.000 12/01/37 2,079,416
4,085,000 (b) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5.000 12/01/47 4,100,687
2,205,000 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C
5.400 06/01/27 2,205,738
27,000,000 (b) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018C
0.010 07/01/58 3,990,319
90,000,000 (b) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018D
0.010 07/01/58 9,762,471
TOTAL NEVADA 104,329,923
NEW HAMPSHIRE - 0.2%
50,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0.000 01/01/25 49,395
370,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0.000 01/01/27 331,824
730,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0.000 01/01/29 590,592
3,320,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0.000 01/01/30 2,542,286
4,206,687 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3.625 08/20/39 4,034,622

77
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 6,750,000 (b) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018C, (AMT)
4.875% 11/01/42 $ 6,705,630
2,960,000 (b) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A,
(Mandatory Put 7/02/40)
3.625 07/01/43 2,537,188
2,475,000 (b) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020B, (AMT),
(Mandatory Put 7/02/40)
3.750 07/01/45 2,142,772
20,000,000 (b) National Finance Authority, New Hampshire, Revenue Bonds,
GHI Kiran Capital LLC Project, Series 2022
6.250 09/01/30 20,001,304
1,000,000 (b) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4.000 07/01/37 927,304
TOTAL NEW HAMPSHIRE 39,862,917
NEW JERSEY - 1.3%
6,780,000 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds,
Royal Caribbean Cruises Project, Series 2006A, (AMT)
5.375 11/01/35 6,051,614
3,570,000 Camden County Improvement Authority, New Jersey, School
Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project,
Social Series 2022
6.000 06/15/62 3,860,171
4,500,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Courthouse
Project, Series 2020
4.000 10/01/51 4,455,992
850,000 (b) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series 2014A
5.625 08/01/34 850,394
1,530,000 (b) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series 2014A
5.875 08/01/44 1,530,864
1,000,000 (b) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series 2014A
6.000 08/01/49 1,000,633
2,325,000 (b) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
5.125 09/01/52 2,349,021
1,075,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.000 01/01/34 1,075,290
1,675,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.250 01/01/44 1,674,940
230,000 New Jersey Economic Development Authority, Lease Revenue
Bonds, State Government Buildings-Juvenile Justice Commission
Facilities Project, Series 2018C
5.000 06/15/36 241,016
2,500,000 (c) New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A, (UB)
5.000 11/01/52 2,693,179
6,000,000 (c) New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A, (UB)
4.000 11/01/44 6,016,100
14,865,000 (c),(g) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW, (Pre-refunded 6/15/25),
(UB)
5.250 06/15/40 15,115,001
865,000 (c),(g) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW, (Pre-refunded 6/15/25),
(UB)
5.250 06/15/40 879,548
15,000,000 (c),(g),(i) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26),
(UB)
5.000 06/15/41 15,860,099
850,000 (b) New Jersey Economic Development Authority, School Revenue
Bonds, Leap Academy University Charter School Inc. Project;
Series 2014A
6.000 10/01/34 850,871
2,255,000 (b) New Jersey Economic Development Authority, School Revenue
Bonds, Leap Academy University Charter School Inc. Project;
Series 2014A
6.200 10/01/44 2,256,888
4,050,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5.625 11/15/30 4,077,329
3,000,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5.625 11/15/30 3,020,244

Portfolio of Investments September 30, 2024
(continued)
High Yield
78
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 2,580,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2003, (AMT)
5.500% 06/01/33 $ 2,597,542
3,985,000 (c) New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A, (UB)
4.625 09/01/48 4,143,137
3,360,000 (c) New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A, (UB)
5.250 09/01/53 3,679,884
15,675,000 (a),(b) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018
5.750 10/01/38 11,818,060
7,625,000 (c) New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2020C, (AMT),
(UB)
4.250 12/01/50 7,156,860
5,000,000 (c) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023A, (UB)
4.250 06/15/40 5,183,880
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4.250 06/15/44 10,237,395
12,250,000 (c) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5.000 06/15/46 13,477,316
8,410,000 (c) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5.250 06/15/50 9,428,696
925,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0.000 12/15/38 544,417
40,000,000 (c) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA, (UB)
4.500 06/15/49 40,747,464
2,965,000 (c) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (UB)
5.000 06/15/44 3,107,240
7,250,000 (c) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (UB)
4.000 06/15/50 7,151,415
15,000,000 (c) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA, (UB)
4.000 06/15/45 15,068,610
5,000,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.250 06/01/46 5,195,345
TOTAL NEW JERSEY 213,396,455
NEW MEXICO - 0.2%
1,130,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7.250 10/01/43 1,130,431
650,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2015
5.750 10/01/44 628,597
3,180,000 Mariposa East Public Improvement District, New Mexico,
Revenue Bonds, Capital Appreciation Taxable Series 2015D
0.000 03/01/32 1,697,248
480,000 Mariposa East Public Improvement District, New Mexico, Special
Levy Revenue Bonds, Series 2015A
5.900 09/01/32 475,191
3,140,000 Mariposa East Public Improvement District, New Mexico, Special
Levy Revenue Bonds, Series 2015C
5.900 09/01/32 3,047,205
2,000,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7.250 10/01/43 2,000,079
2,145,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida Llena
Expansion Project, Series 2019A
5.000 07/01/39 2,177,045
2,200,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida Llena
Expansion Project, Series 2019A
5.000 07/01/49 2,200,575
4,305,000 (c) New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C, (UB)
4.650 09/01/48 4,393,255
2,470,000 (c) New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C, (UB)
4.700 09/01/53 2,518,686
1,000,000 (b) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022
4.250 05/01/40 963,506
5,000,000 (b) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020
8.000 05/01/40 4,922,805
TOTAL NEW MEXICO 26,154,623

79
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 13.3%
$ 3,415,000 Babylon Local Development Corporation II, New York, Education
Revenue Bonds, The Academy Charter School Project, Series
2023A
6.400% 02/01/43 $ 3,550,839
7,885,000 Babylon Local Development Corporation II, New York, Education
Revenue Bonds, The Academy Charter School Project, Series
2023A
6.650 02/01/53 8,211,179
5,500,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Refunding Series 2016A
5.000 07/15/42 5,614,000
14,015,000 Broome County Local Development Corporation, New York,
Revenue Bonds, United Health Services Hospitals, Inc. Project,
Series 2020 - AGM Insured
3.000 04/01/45 11,282,100
4,000,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5.250 07/01/52 4,228,538
200,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.000 11/01/39 120,000
7,645,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.500 11/01/44 4,587,000
12,755,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5.500 09/01/45 12,806,318
2,575,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7.250 06/01/55 2,792,317
17,240,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.500 06/01/55 16,596,700
3,000,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/40 2,945,480
12,000,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/55 10,693,225
2,125,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Taxable Series 2020A-2
5.250 06/01/28 2,075,356
150,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Taxable Series 2020C-2
5.250 06/01/25 150,130
10,000,000 (c) Dormitory Authority of the State of New York,  State Personal
Income Tax Revenue Bonds,  General Purpose, Series 2021B,
(UB)
4.000 03/15/47 9,881,807
11,720,000 (b) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
12.250 07/01/53 11,861,691
33,000,000 (c) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A - AGM
Insured, (UB)
4.250 05/01/52 33,454,509
4,870,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5.000 07/15/50 5,012,682
675,000 Dormitory Authority of the State of New York, Insured Revenue
Bonds, Pace University, Series 2013A
5.000 05/01/38 676,545
19,550,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1B, (UB)
4.000 07/01/51 19,431,400
12,000,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A, (UB)
4.000 07/01/50 11,835,997
225,000 Dormitory Authority of the State of New York, Revenue Bonds,
Saint Josephs College, Series 2021
4.000 07/01/40 199,036
5,000,000 (b),(c),(d) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5.500 12/01/36 4,819,258
4,000,000 (b),(c),(d) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5.500 12/01/46 3,664,685
9,850,000 (c) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2024A, (UB)
5.250 03/15/52 11,040,426
4,045,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A
4.000 03/15/49 4,019,062
8,860,000 (c) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D, (UB)
4.000 02/15/47 8,797,418
2,000,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5.000 06/01/38 1,940,141

Portfolio of Investments September 30, 2024
(continued)
High Yield
80
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 13,090,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0.000% 01/01/45 $ 3,745,200
33,320,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 31,611,134
5,560,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5.000 01/01/56 4,832,513
4,770,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Refunding Series 2020B
5.660 02/01/44 4,676,271
9,600,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2017A
6.240 02/01/47 9,669,223
12,120,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2018A
6.760 02/01/48 12,433,632
4,460,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A
5.530 02/01/40 4,418,770
5,880,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A
5.730 02/01/50 5,711,267
2,480,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4.450 02/01/41 2,134,170
5,890,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4.600 02/01/51 4,758,521
325,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Taxable Series 2021B
5.000 02/01/25 323,421
7,035,000 (c) Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E, (UB)
5.000 09/01/48 7,728,317
5,000,000 (a) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5.500 09/01/23 2,700,000
9,000,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019B -
AGM Insured, (UB)
4.000 11/15/49 8,870,594
20,000,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019B -
BAM Insured, (UB)
4.000 11/15/50 19,646,770
9,780,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019B,
(UB)
5.000 11/15/52 10,156,901
7,450,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020A-1,
(UB)
5.000 11/15/47 7,844,586
29,225,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
(UB)
4.750 11/15/45 30,306,591
33,430,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
(UB)
5.000 11/15/50 35,083,993
55,425,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
(UB)
5.250 11/15/55 58,679,545
6,500,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-1,
(UB)
5.000 11/15/43 6,937,145
37,400,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-1,
(UB)
5.000 11/15/45 39,687,795

81
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 36,075,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-2,
(UB)
4.000% 11/15/47 $ 35,495,246
33,280,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-2,
(UB)
4.000 11/15/48 32,615,075
29,130,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-3,
(UB)
4.000 11/15/49 28,446,196
14,980,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-3,
(UB)
4.000 11/15/50 14,602,329
20,000,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2021A-1,
(UB)
4.000 11/15/47 19,678,584
10,400,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2021A-1,
(UB)
4.000 11/15/48 10,192,211
27,000,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2021A-1,
(UB)
4.000 11/15/50 26,277,291
9,705,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024A, (UB)
5.000 11/15/47 10,522,101
11,570,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024A - BAM Insured,
(UB)
5.250 11/15/49 12,734,598
40,510,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D, (UB)
4.000 11/15/42 40,281,090
15,000,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2021A-2, (UB)
4.000 11/15/43 15,016,264
2,000,000 (b) Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School
Project, Social Impact Series 2022
6.000 07/01/57 2,085,263
5,000,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann's Community Project, Series 2019
5.000 01/01/50 4,609,349
5,720,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5.000 11/15/51 5,729,284
9,070,000 (c) MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A, (UB)
5.000 11/15/56 9,084,446
760,000 Nassau County Tobacco Settlement Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2006A-3
5.000 06/01/35 717,623
14,000,000 (c) Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A, (UB)
4.250 04/01/52 14,075,173
5,000,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Series 2014G
3.900 05/01/45 4,823,244
5,110,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Series 2021F-1
2.400 11/01/46 3,616,967
8,155,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2020A-1C
3.000 11/01/55 6,107,238
3,970,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.250 10/01/22 2,630,125
28,995,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.300 10/01/27 19,209,187
37,910,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.300 10/01/37 25,115,375

Portfolio of Investments September 30, 2024
(continued)
High Yield
82
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 84,140,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.350% 10/01/46 $ 55,742,750
7,615,000 (c) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Serries BB-1, (UB)
4.000 06/15/49 7,502,517
46,665,000 (c) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4.125 06/15/46 47,265,723
27,000,000 (c) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4.125 06/15/47 27,330,815
10,440,000 (c) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series BB-1, (UB)
5.250 06/15/54 11,620,190
13,495,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, (UB)
4.000 11/01/43 13,596,173
6,030,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1
4.000 05/01/47 6,034,074
5,710,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, (UB)
4.000 02/01/43 5,795,479
14,150,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, (UB)
4.000 08/01/48 14,134,308
10,000,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1, (UB)
4.000 02/01/51 9,931,830
9,050,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024A-1, (UB)
4.000 05/01/53 8,961,075
11,500,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B, (UB)
5.250 05/01/50 12,790,944
10,335,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C, (UB)
5.250 05/01/50 11,495,166
28,035,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024F-1, (UB)
5.250 02/01/53 31,172,941
10,725,000 (c) New York City, New York, General Obligation Bonds, Fiscal 2021
Series F-1, (UB)
4.000 03/01/47 10,662,653
29,000,000 (c) New York City, New York, General Obligation Bonds, Fiscal 2023
Series E-1, (UB)
4.000 04/01/50 28,734,198
5,850,000 (c) New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5.000 08/01/51 6,381,491
9,630,000 (c) New York City, New York, General Obligation Bonds, Fiscal 2024
Series C, (UB)
5.250 03/01/53 10,732,230
75,000,000 New York Counties Tobacco Trust V, New York, Tobacco
Settlement Pass-Through Bonds, SubordinateTurbo CABs, Series
2005-S2
0.000 06/01/50 12,394,440
16,635,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 16,645,660
2,000,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5.150 11/15/34 2,002,658
13,645,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5.375 11/15/40 13,661,386
89,870,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 3 Series
2014
7.250 11/15/44 90,050,117
3,000,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3.250 09/15/52 2,428,823
3,835,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
3.150 11/01/54 3,102,983
1,000,000 (c) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 250, (UB)
4.300 10/01/38 1,039,553

83
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 3,150,000 (c) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 250, (UB)
4.650% 10/01/43 $ 3,248,329
27,365,000 (c) New York State Power Authority, General Revenue Bonds, Series
2020A, (UB)
4.000 11/15/55 27,106,335
3,150,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4.000 11/15/60 3,106,282
15,600,000 (c) New York State Thruway Authority, General Revenue Bonds,
Maturity Group 1 Series 2021O, (UB)
4.000 01/01/45 15,616,600
20,000,000 (c) New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B, (UB)
4.000 01/01/53 19,708,652
10,000,000 (c) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A, (UB)
4.000 03/15/44 10,077,700
5,000,000 (c) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A, (UB)
4.000 03/15/49 4,979,799
8,500,000 (c) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A, (UB)
4.125 03/15/52 8,485,438
38,340,000 (c) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
5.000 03/15/54 41,490,317
32,340,000 (c) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
4.125 03/15/56 32,066,045
17,255,000 (c) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
4.125 03/15/57 17,076,319
7,045,000 (c) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Transportation Series 2021A-1, (UB)
4.000 03/15/43 7,122,716
15,000,000 (c) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Transportation Series 2021A-1, (UB)
4.000 03/15/46 15,022,095
10,000,000 (c) New York State Urban Development Corp, (UB) 5.000 03/15/51 10,943,309
24,635,000 (c) New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020A, (UB)
4.000 03/15/45 24,621,424
11,730,000 (c),(d) New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 11,730,176
19,660,000 (c),(d) New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 19,661,028
160,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 160,298
7,660,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.250 08/01/31 8,206,755
4,500,000 (c) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5.000 06/30/49 4,747,574
16,765,000 (c) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5.000 06/30/54 17,545,337
30,045,000 (c) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5.250 06/30/60 32,097,645
8,485,000 (c) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT), (UB)
5.000 06/30/49 8,859,548
13,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6.000 06/30/54 14,214,964

Portfolio of Investments September 30, 2024
(continued)
High Yield
84
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 23,415,000 (c) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT), (UB)
5.125% 06/30/60 $ 24,473,691
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5.375 06/30/60 5,227,078
2,500,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5.000 10/01/40 2,595,433
8,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4.375 10/01/45 7,843,749
5,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 5,658,293
13,570,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5.625 04/01/40 14,758,121
8,195,000 (b) Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy
Project, Series 2018A, (AMT)
4.750 11/01/42 7,971,684
3,125,000 (b) Ogdensburg Bridge and Port Authority, New York, Revenue
Bonds, Series 2017, (AMT)
5.750 07/01/47 3,017,314
1,000,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series
2024B
6.000 09/01/43 1,112,481
5,395,000 (c) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Taxable Two Hundred Forty First Series 2023,
(UB)
5.000 07/15/53 5,898,730
14,765,000 (c) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT), (UB)
4.000 11/01/41 14,795,137
20,000,000 (c) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT),
(UB)
5.000 12/01/53 21,232,774
8,000,000 (c) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Four Series 2022, (AMT),
(UB)
5.250 08/01/47 8,687,563
4,975,000 (c) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Six Series 2022, (AMT), (UB)
5.000 01/15/52 5,264,501
25,765,000 (c) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT),
(UB)
4.000 07/15/55 24,733,794
9,265,000 (c) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT),
(UB)
4.000 07/15/60 8,785,843
5,745,000 (c) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021, (AMT),
(UB)
4.000 07/15/51 5,572,260
21,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0.000 06/01/66 2,261,813
2,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/33 1,546,647
7,205,000 (c) Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, (UB)
5.000 11/15/49 7,681,220
10,765,000 (c) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2,
(UB)
4.500 05/15/52 11,053,953
5,110,000 (c) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021C-3, (UB)
4.000 05/15/51 5,105,252
20,000,000 (c) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A, (UB)
4.000 05/15/51 19,981,416
34,565,000 (c) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C, (UB)
5.250 05/15/52 38,075,843

85
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 13,050,000 (c) Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax Series 2023A, (UB)
4.125% 05/15/53 $ 13,096,598
23,125,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax Series 2023A
4.250 05/15/58 23,301,083
85,930,000 (c) Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax Series 2023A, (UB)
4.250 05/15/58 86,584,305
20,930,000 (c) Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax Series 2023A, (UB)
4.500 05/15/63 21,465,454
10,000,000 (c) Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2022A, (UB)
4.000 05/15/52 9,954,258
9,060,000 (c) Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2022A, (UB)
4.000 05/15/57 8,875,882
15,000,000 (c) Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1, (UB)
5.250 05/15/64 16,631,973
10,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5.000 06/01/45 9,083,323
18,790,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5.000 06/01/48 16,980,594
5,100,000 (b) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000 07/01/36 5,358,737
3,530,000 (b) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000 07/01/41 3,641,892
7,000,000 (b) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000 07/01/56 7,071,350
3,750,000 (c) Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023 - AGM Insured, (UB)
5.750 11/01/49 4,285,551
3,550,000 (c) Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023 - AGM Insured, (UB)
5.000 11/01/51 3,815,254
TOTAL NEW YORK 2,170,494,163
NORTH CAROLINA - 0.4%
5,000,000 (c) Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2021B, (AMT), (UB)
4.000 07/01/51 4,879,309
5,075,000 (c) Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023B, (AMT), (UB)
5.000 07/01/48 5,402,170
7,250,000 (c) Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023B, (AMT), (UB)
5.250 07/01/53 7,844,751
8,540,000 (c) Charlotte, North Carolina, Water and Sewer System Revenue
Bonds, Series 2022A, (UB)
4.000 07/01/52 8,583,840
3,625,000 (c) Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds, Series 2023 - AGM Insured,
(AMT), (UB)
5.250 07/01/48 3,933,032
5,100,000 (c) Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds, Series 2023 - AGM Insured,
(AMT), (UB)
5.250 07/01/53 5,518,377
1,600,000 (b) Mooresville, North Carolina, Special Assessment Revenue Bonds,
Series 2015
5.375 03/01/40 1,549,130
19,065,000 (c),(d) North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5.000 06/30/54 19,106,036
3,485,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Social Series 2023-51
4.500 01/01/48 3,519,261

Portfolio of Investments September 30, 2024
(continued)
High Yield
86
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 6,926,131 Winston-Salem, North Carolina, Multifamily Housing Revenue
Bonds, Rolling Hills Apartments, Series 2016, (Mandatory Put
7/01/34)
4.400% 11/01/56 $ 6,282,412
TOTAL NORTH CAROLINA 66,618,318
NORTH DAKOTA - 0.2%
4,585,000 (c) Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2023A - AGM
Insured, (UB)
5.000 12/01/48 4,859,884
7,450,000 (c) Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2023A - AGM
Insured, (UB)
5.000 12/01/53 7,833,851
10,000,000 (c) North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2023A, (UB)
4.600 07/01/43 10,288,280
4,690,000 (c) North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2023D, (UB)
4.550 07/01/48 4,752,187
8,870,000 (c) North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2024A, (UB)
4.700 07/01/49 9,007,180
2,463,850 (a) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
6.250 09/01/28 492,770
11,420,387 (a) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7.750 09/01/38 2,284,077
TOTAL NORTH DAKOTA 39,518,229
OHIO - 3.1%
2,800,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5.250 11/15/41 2,857,831
15,400,000 (c),(d) Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5.250 11/15/46 15,644,546
308,890,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 29,484,786
112,560,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 106,081,643
4,625,000 (b) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5.000 12/01/45 4,712,450
5,185,000 (b) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5.000 12/01/53 5,244,316
1,500,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5.000 12/01/51 1,518,336
15,875,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5.250 11/15/48 16,231,091
6,275,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4.000 12/01/46 5,246,503
14,500,000 (c) Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2015, (UB)
4.125 05/15/45 14,501,175
17,540,000 (c) Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2018A, (UB)
4.000 05/15/47 17,063,901
2,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5.125 12/01/55 2,057,594
33,880,000 (c) Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A, (UB)
5.000 08/15/42 34,837,012
6,765,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2020
5.000 09/15/50 6,820,056
3,800,000 (b),(c) Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Tender Option Bond Trust 2015-XF1005, (IF)
7.840 02/01/44 3,802,477

87
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 2,000,000 Hardin County, Ohio Economic Development Facility Revenue
Bonds, Ohio Northern University, Refunding & Improvement
Series 2020
5.500% 05/01/50 $ 1,935,937
2,405,000 (b) Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior
Series 2019A
5.000 12/01/40 2,296,074
3,035,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A
5.000 12/01/32 2,923,610
6,120,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A
6.250 12/01/33 5,992,721
4,515,000 (b) Lorain County Port Authority, Ohio, Tax Increment Revenue
Bonds, North Ridgeville- Riddell Public Improvement Project,
Series 2017
5.750 12/01/41 4,442,375
37,580,000 (b),(c),(d) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5.000 07/01/49 37,608,557
30,400,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3.375 08/01/29 30,316,093
4,350,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
4.500 01/15/48 4,372,188
3,635,000 (c) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2023B, (UB)
4.900 09/01/48 3,762,261
4,120,000 (c) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2023B, (UB)
4.950 09/01/54 4,258,304
4,450,000 (c) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4.550 09/01/49 4,505,936
13,910,000 (c) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4.650 09/01/54 14,171,230
6,960,000 (c) Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A, (UB)
5.000 01/15/50 7,249,632
1,000,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5.000 12/31/39 1,006,641
6,530,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5.000 06/30/53 6,569,532
10,135,000 (c),(d) Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Series 2021A
5.000 02/15/51 10,872,646
13,345,000 (c) Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B, (UB)
5.000 12/01/63 14,137,935
1,000,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Second Subordinate
Development Revenue Bonds, Refunding Series 2024C - AGM
Insured
5.250 12/01/53 1,100,500
1,000,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Second Subordinate
Development Revenue Bonds, Refunding Series 2024C - AGM
Insured
5.250 12/01/58 1,097,366
1,300,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Second Subordinate
Development Revenue Bonds, Refunding Series 2024C - AGM
Insured
5.250 12/01/63 1,426,576
16,915,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development
- Phase 2B Project, Series 2018A
6.000 12/01/50 17,067,039
13,735,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A
5.000 11/01/51 11,986,426

Portfolio of Investments September 30, 2024
(continued)
High Yield
88
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 25,585,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6.000% 03/01/45 $ 25,625,849
22,870,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6.750 12/01/52 25,408,268
TOTAL OHIO 506,237,413
OKLAHOMA - 0.4%
1,500,000 Mannford Public Works Authority, Oklahoma, Revenue Bonds,
Capital Improvement Series 2021
3.250 01/01/51 1,095,664
13,235,000 (c),(d) Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/52 13,703,671
8,230,000 (c),(d) Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 8,500,263
2,910,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5.500 08/15/37 3,108,622
10,000,000 (c) Oklahoma Water Resources Board, Oklahoma, State Loan
Program Revenue Bonds, Series 2023B, (UB)
4.125 10/01/53 10,024,043
4,665,000 Osage County Industrial Authority, Oklahoma, Sales and Use Tax
Revenue Bonds, Refunding Series 2023
5.750 09/01/53 4,763,062
2,828,235 (a) Payne County Economic Development Authority, Oklahoma,
Revenue Bonds, Epworth Living at the Ranch, Series 2016A
0.000 11/01/46 5,798
4,149,188 (a) Payne County Economic Development Authority, Oklahoma,
Revenue Bonds, Epworth Living at the Ranch, Series 2016A
0.000 11/01/51 8,506
9,525,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2000B, (AMT)
5.500 06/01/35 9,543,509
2,850,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001A, (AMT)
5.500 12/01/35 2,855,452
10,705,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001B, (AMT)
5.500 12/01/35 10,725,479
TOTAL OKLAHOMA 64,334,069
OREGON - 0.2%
10,000,000 (c) Medford Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Asante Health System, Refunding Series 2020A - AGM
Insured, (UB)
4.000 08/15/45 9,888,684
815,000 (b) Oregon Facilities Authority, Revenue Bonds, Howard Street
Charter School Project, Series 2019A
5.250 06/15/55 791,943
670,000 (b) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5.000 06/15/39 671,342
1,810,000 (b) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5.000 06/15/49 1,742,776
550,000 (b) Oregon Facilities Authority, Revenue Bonds, Redmond
Proficiency Academy Project, Series 2015A
5.500 06/15/35 553,470
1,650,000 (b) Oregon Facilities Authority, Revenue Bonds, Redmond
Proficiency Academy Project, Series 2015A
5.750 06/15/46 1,658,220
3,625,000 Oregon Facilities Authority, Revenue Bonds, Redmond
Proficiency Academy Project, Series 2016A
5.250 06/15/51 3,625,944
10,000,000 (c) Oregon Health and Science University, Revenue Bonds, Green
Series 2021A, (UB)
4.000 07/01/51 9,842,768
2,410,000 (b) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series 2022A
7.000 06/15/52 2,526,395
275,000 (b) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series 2022B
9.000 06/15/29 281,644
3,125,000 Polk County Hospital Facility Authority, Oregon, Revenue Bonds,
Dallas Retirement Village Project, Series 2015A
5.375 07/01/45 3,135,547
2,480,000 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds,
Boise Cascade Project, Series 1997
5.650 12/01/27 2,483,669
TOTAL OREGON 37,202,402

89
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 2.1%
$ 12,905,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5.750% 08/01/42 $ 12,918,555
5,300,000 (c) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5.000 01/01/51 5,530,636
11,000,000 (c),(d) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A -
AGM Insured, (AMT)
4.000 01/01/56 10,464,983
5,000,000 (c) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5.000 01/01/56 5,191,515
2,790,000 Allegheny County Industrial Development Authority,
Pennsylvania, , Charter School Revenue Bonds, Propel Charter
School-Sunrise, Series 2013
6.000 07/15/38 2,793,643
4,000,000 (b) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle
School Foundation Project, Series 2022A
5.000 06/15/57 3,703,389
2,400,000 (b) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy
Charter School, Series 2017
6.000 07/01/37 2,401,171
11,265,000 (b) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy
Charter School, Series 2017
6.250 07/01/47 11,269,040
5,420,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6.000 05/01/42 5,779,045
2,100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5.000 05/01/42 2,122,327
2,500,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Subordinate Series 2024B
6.000 05/01/42 2,658,422
9,200,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3.750 10/01/47 8,242,627
1,217,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6.000 06/30/34 1,323,273
17,147,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5.000 06/30/39 16,998,342
8,569,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0.000 06/30/44 5,463,245
62,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-2
6.000 06/30/34 67,414
2,555,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 2,615,171
130,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024B-1
8.000 06/30/34 130,000
12,565,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024B-2
8.000 06/30/44 6,529,927
8,160,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3.000 12/01/44 7,057,089
6,305,000 (c) Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured, (UB)
4.000 12/01/51 6,220,373
705,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.000 12/01/30 634,959
680,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.000 12/01/35 561,436
1,400,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.250 12/01/45 989,174

Portfolio of Investments September 30, 2024
(continued)
High Yield
90
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 3,000,000 Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2017A
5.250% 10/15/47 $ 3,011,227
1,000,000 (b) Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2022
6.000 10/15/52 1,057,373
393,000 (b) Chester County Industrial Development Authority, Pennsylvania,
Special Obligation Bonds, Woodlands at Greystone Project,
Series 2018
5.000 03/01/38 395,290
1,129,000 (b) Chester County Industrial Development Authority, Pennsylvania,
Special Obligation Bonds, Woodlands at Greystone Project,
Series 2018
5.125 03/01/48 1,121,475
1,595,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Clarion University Foundation Inc. Student
Housing Project at Clarion University, Series 2014A
5.000 07/01/45 1,595,569
3,000,000 (b) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6.250 10/15/53 2,356,568
3,000,000 (c) Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018, (UB)
4.000 07/15/43 2,846,839
8,455,000 (c) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series 2014A,
(UB)
4.000 06/01/41 8,444,631
5,000,000 (c) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A, (UB)
5.000 09/01/48 5,146,118
8,405,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B - AGM Insured
4.000 05/01/52 8,095,907
12,000,000 (c) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B, (UB)
5.000 05/01/57 12,630,656
1,000,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6.500 09/01/43 1,040,613
1,071,352 (a) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
5.000 06/30/27 471,395
590,116 (a) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
5.000 06/30/27 106,221
3,420,000 Northampton County Industrial Development Authority,
Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33
Project, Series 2013
7.000 07/01/32 3,427,168
30,690,000 (a),(b),(h) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10.000 12/01/40 3,069
30,690,000 (a),(b),(h) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10.000 12/01/40 3,069
29,220,000 (a),(h) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2021A
10.000 12/01/31 2,922
17,565,000 (a),(b),(h) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Taxable Series 2020B-2
10.000 12/01/29 1,756
1,700,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009B, (Mandatory Put 6/01/27)
5.250 12/01/38 1,732,638
3,250,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5.250 12/01/37 3,312,650
1,990,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.750 06/30/48 2,220,680

91
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 3,925,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.250% 06/30/53 $ 4,153,458
12,885,000 (c) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM Insured,
(AMT), (UB)
5.000 12/31/57 13,564,295
5,000,000 (b) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Covanta Project, Green Series
2019A, (AMT)
3.250 08/01/39 4,165,276
2,765,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5.000 05/01/42 2,227,607
2,500,000 (c) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019,
(UB)
4.000 08/15/44 2,503,325
5,000,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
5.000 10/01/43 5,282,937
10,000,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
5.000 10/01/50 10,436,534
25,000,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.600 10/01/49 25,351,397
6,440,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.650 10/01/51 6,556,319
8,475,000 (c) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A, (UB)
5.000 12/01/53 9,308,740
1,445,000 (c),(d) Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/37 1,462,648
1,575,000 (c),(d) Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/42 1,580,092
5,195,000 (c),(d) Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/49 5,086,261
724,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes
Germantown - Morrisville Project, Series 2005A
5.625 07/01/35 739,518
11,855,000 (b) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A
5.375 06/15/50 11,619,355
910,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Richard Allen Preparatory Charter School, Series
2006
6.250 05/01/33 910,528
330,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Southwest Leadership Academy, Series 2017
6.470 11/01/37 310,575
4,785,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Southwest Leadership Academy, Series 2017
6.600 11/01/47 4,277,018
10,000,000 (c) Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2023B - AGM Insured, (UB)
5.500 09/01/53 11,445,191
875,000 Quakertown General Authority Health Facilities Revenue USDA
Loan Anticipation Notes and Revenue Bonds for LifeQuest
Obligated Group, Pennsylvania, Series 2017C
5.300 07/01/42 822,213
32,385,000 (c) Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Series 2019A, (UB)
4.000 06/01/49 31,566,362
7,200,000 (b) Southcentral Pennsylvania General Authority, Revenue Bonds,
York Academy Regional Charter School Project, Series 2018A
6.000 07/15/38 7,482,833
TOTAL PENNSYLVANIA 341,542,072
PUERTO RICO - 7.2%
79,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2005A
0.010 05/15/50 15,338,427
40,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0.000 05/15/57 2,779,108
2,592,109 HTA Claas 6, Puerto Rico Highway and Transportation Authority
Highway Revenue Bonds, Series 2022
5.250 07/01/38 2,592,857

Portfolio of Investments September 30, 2024
(continued)
High Yield
92
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 736,363 PRHTA SR LIEN SER N (2039) CUSTODIAL TR Puerto Rico
Highway and Transportation Authority, Highway Revenue Bonds,
Series 2007N
2.993% 12/06/49 $ 401,024
27,900,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
4.000 07/01/42 26,791,148
5,965,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
4.000 07/01/47 5,590,470
24,780,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/47 25,373,511
19,165,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
4.000 07/01/42 18,403,310
21,525,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4.000 07/01/42 20,669,515
39,855,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4.000 07/01/47 37,352,588
102,725,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6.125 07/01/40 35,019,256
1,465,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV
5.500 01/01/26 503,171
30,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5.000 01/01/26 10,741
4,505,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5.000 01/01/26 1,559,668
2,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
3.957 07/01/42 845
3,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
3.961 07/01/42 1,268
5,845,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5.500 01/01/26 2,017,687
2,040,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 732,327
250,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 91,561
5,165,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 1,789,336
7,260,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 2,509,407
11,270,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 01/01/26 4,175,545
15,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 01/01/26 5,789
630,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/27 221,157
3,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/28 1,268
8,900,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/28 3,162,507
2,735,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/29 975,233
5,770,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/30 2,226,636
3,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/31 1,267
4,475,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/31 1,552,270
1,510,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
4.250 01/01/26 538,796
280,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.000 01/01/26 96,948
185,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.000 01/01/26 64,376
4,840,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.250 07/01/26 1,763,102

93
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 23,345,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.250% 07/01/27 $ 8,711,040
1,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
3.645 07/01/28 423
6,200,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.250 07/01/28 2,192,609
400,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5.250 07/01/27 145,000
5,525,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5.750 07/01/36 2,111,639
205,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/24 70,963
10,510,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/24 3,584,844
21,705,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/25 7,548,979
60,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
4.250 01/01/26 22,965
135,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 01/01/26 46,719
125,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 01/01/26 43,258
475,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 01/01/26 164,149
1,150,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/26 400,296
5,690,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/26 2,161,177
590,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/26 205,127
6,535,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/26 2,357,188
250,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/26 88,855
25,760,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/26 9,273,325
255,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/28 91,072
13,080,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.050 01/01/26 4,577,750
2,840,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4.800 07/01/29 1,007,060
17,685,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.000 07/01/29 6,628,912
3,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4.102 07/01/36 1,268
1,000,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2016D-4-RSA-1
7.500 01/01/26 310,055
14,585,000 (a) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5.400 07/01/28 5,004,732
1,065,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/24 380,093
910,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/25 325,446
90,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/26 35,648
2,290,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/27 801,027
21,440,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/32 7,729,204
43,235,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/37 15,514,483

Portfolio of Investments September 30, 2024
(continued)
High Yield
94
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 105,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500% 01/01/24 $ 35,510
1,865,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.250 07/01/25 649,721
550,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/26 191,002
2,915,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/26 1,090,289
4,245,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/26 1,554,220
2,895,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 01/01/26 984,289
3,735,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.000 07/01/28 1,322,178
16,605,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.250 07/01/33 5,895,626
30,910,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 07/01/38 10,715,311
3,420,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5.250 01/01/26 1,191,655
2,800,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5.250 07/01/26 1,051,104
3,225,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/24 1,117,935
2,000,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4.625 07/01/25 705,637
890,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/25 322,178
30,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4.750 07/01/26 10,555
365,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/27 130,936
2,220,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/28 847,410
1,960,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4.625 07/01/25 690,147
215,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4.750 07/01/26 76,061
3,060,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5.250 07/01/26 1,146,291
405,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4.875 07/01/27 144,622
6,460,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5.250 07/01/35 2,271,609
83,005,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5.250 07/01/40 29,766,088
1,620,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5.250 01/01/26 553,971
235,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.250 07/01/30 89,821
9,220,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/33 3,033,029
18,645,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6.750 07/01/36 6,380,724
5,820,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/40 1,951,357
53,395,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5.000 07/01/42 18,894,794
19,715,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/43 6,676,129
5,400,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5.950 07/01/30 1,872,606

95
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 75,300,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6.050% 07/01/32 $ 25,521,388
34,730,000 (a) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6.250 07/01/40 11,652,888
266,212,091 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 90,349,003
241,918,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/51 59,665,615
136,395,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 137,807,329
50,220,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2018B-1
0.000 07/01/51 12,273,381
3,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 3,498,274
4,353,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.536 07/01/53 4,317,060
55,066,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 55,212,927
20,547,185 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0.000 11/01/51 13,458,406
734 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.375 07/01/25 738
2,808,828 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 3,125,779
37,000,228 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 25,163,278
21,416,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 21,278,861
18,421,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 17,822,673
102,721,195 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/46 97,062,890
232,620,861 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0.000 11/01/43 150,040,456
13,806,461 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
1.000 11/01/51 7,559,037
7,050,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5.000 06/01/25 7,019,568
2,105,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5.000 06/01/26 2,082,723
8,875,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5.000 06/01/30 8,618,672
1,355,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5.000 06/01/25 1,349,151
3,345,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5.000 06/01/26 3,309,600
7,203,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5.000 06/01/30 6,994,963
4,882,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5.000 06/01/36 4,669,456
TOTAL PUERTO RICO 1,167,064,346
RHODE ISLAND - 0.3%
253,805,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0.000 06/01/52 46,865,575
TOTAL RHODE ISLAND 46,865,575
SOUTH CAROLINA - 1.4%
400,000 (b) Hardeeville, South Carolina, Special Assessment Revenue Bonds,
East Argent Improvement District, Series 2021
3.875 05/01/41 311,901
350,000 (b) Hardeeville, South Carolina, Special Assessment Revenue Bonds,
East Argent Improvement District, Series 2021
4.000 05/01/52 262,918
2,735,000 (b) Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-2
5.750 12/01/46 2,577,874

Portfolio of Investments September 30, 2024
(continued)
High Yield
96
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 27,990,000 Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0.010% 11/01/39 $ 8,499,340
8,785,000 Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0.010 11/01/39 2,234,125
19,375,000 (c) Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023B-1, (Mandatory Put
3/01/31), (UB)
5.250 02/01/54 21,316,328
3,500,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5.000 01/01/55 3,209,504
1,885,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Midland Valley
Preparatory School Project, Series 2014
7.750 11/15/45 1,991,102
4,000,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5.250 08/15/46 3,898,225
20,980,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Patriots Place
Apartments Project, Series 2022A-1
5.750 06/01/52 16,075,573
1,370,000 (b),(g) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, York Preparatory
Academy Project, Series 2014A, (Pre-refunded 11/01/24)
7.000 11/01/33 1,373,496
11,515,000 (b),(g) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, York Preparatory
Academy Project, Series 2014A, (Pre-refunded 11/01/24)
7.250 11/01/45 11,546,734
1,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Columbia College,
Refunding Series 2020A
5.750 10/01/45 998,791
5,870,000 (b) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5.750 06/15/49 5,908,006
7,775,000 (b) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5.000 11/15/55 7,409,463
1,905,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy Project
Series 2023A
7.125 06/15/53 2,019,298
2,830,000 (b) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5.000 06/15/51 2,408,800
905,000 (b) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5.000 06/15/56 756,117
1,585,000 (b) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7.000 06/15/53 1,657,038
1,020,000 (b) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7.125 06/15/58 1,070,423
750,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc.,
Series 2013
5.000 05/01/43 670,492
1,255,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc.,
Series 2013
5.125 05/01/48 1,110,104
10,000,000 (c) South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, AnMed Health Project, Series 2023, (UB)
5.250 02/01/53 11,012,737
15,525,000 (c) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, (UB)
5.000 12/01/56 15,700,648
16,000,000 (c) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, (UB)
4.000 12/01/47 15,529,440

97
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 13,020,000 (c) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A - BAM Insured, (UB)
4.000% 12/01/52 $ 12,692,952
39,865,000 (c) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B - BAM Insured, (UB)
4.000 12/01/55 38,528,195
20,000,000 (c) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2024B - AGM Insured, (UB)
0.000 12/01/54 21,580,682
1,110,000 (c) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, (UB)
5.250 12/01/55 1,119,369
7,280,000 Walnut Creek Improvement District, Lancaster County, South
Carolina, Assessment Revenue Bonds, Series 2016A-2
5.750 12/01/42 7,122,270
2,875,000 Walnut Creek Improvement District, Lancaster County, South
Carolina, Assessment Revenue Bonds, Series 2016A-3
5.330 12/01/41 2,810,568
TOTAL SOUTH CAROLINA 223,402,513
SOUTH DAKOTA - 0.1%
6,400,000 (b) Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding
Bonds, Series 2014C
6.000 03/01/32 5,251,400
5,630,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
4.000 09/01/50 5,516,377
TOTAL SOUTH DAKOTA 10,767,777
TENNESSEE - 1.6%
815,000 (b) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series
2016B
0.000 12/01/25 774,015
845,000 (b) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series
2016B
0.000 12/01/26 766,062
1,665,000 (b) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series
2016B
0.000 12/01/31 1,152,658
6,650,000 (b) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A
5.000 12/01/35 6,615,816
2,550,000 (b) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A
5.125 12/01/42 2,539,374
66,100,000 (c) Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A, (UB)
4.000 07/01/40 65,106,107
2,000,000 (c) Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties LLC -
University of Tennessee Project, Student Housing Series 2024A-1
- BAM Insured, (UB)
5.500 07/01/59 2,189,597
4,000,000 (c) Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties LLC -
University of Tennessee Project, Student Housing Series 2024A-1
- BAM Insured, (UB)
5.000 07/01/64 4,174,392
4,485,000 Memphis Health, Educational and Housing Facilities Board,
Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers
Apartments, Series 2014A
5.875 03/01/44 2,489,175
4,405,000 (a) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Graceland Project, Senior Series 2017A
5.500 07/01/37 3,381,460
5,150,000 (a) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Graceland Project, Senior Series 2017A
5.625 01/01/46 3,597,797
13,075,000 (c) Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured, (UB)
5.250 07/01/48 14,493,515
8,565,000 (c) Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured, (UB)
5.250 07/01/53 9,418,296
11,300,000 (c) Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured, (UB)
5.250 07/01/56 12,379,222

Portfolio of Investments September 30, 2024
(continued)
High Yield
98
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 8,250,000 (c) Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Belmont University, Series 2023, (UB)
5.250% 05/01/53 $ 9,015,197
5,000,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Lipscomb University, Refunding & Improvement Series 2016A
5.000 10/01/45 5,050,447
3,975,000 (b) Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Rocketship Education Project, Series 2017E
5.250 06/01/47 3,979,092
3,250,000 (b) Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Rocketship Education Project, Series 2017E
5.375 06/01/52 3,255,638
8,415,000 (c) Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2016A, (UB)
5.000 07/01/46 8,494,614
8,500,000 (c) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5.250 07/01/47 9,207,708
4,000,000 (c) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5.000 07/01/52 4,209,076
8,625,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5.000 07/01/54 8,985,535
6,500,000 (c) Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT), (UB)
5.000 07/01/54 6,771,707
1,450,000 Shelby County Health, Educational and Housing Facility Board,
Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor,
Refunding Series 2013A
5.375 09/01/41 1,286,600
1,710,000 (b) Shelby County Health, Educational, Housing, and Facility Board,
Tennessee, Student Housing Revenue Bonds, Madrone Memphis
Student Housing, I LLC - University of Memphis Project Series
2024A-1
5.250 06/01/56 1,786,334
5,000,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2023-3A
5.350 07/01/48 5,284,086
1,500,000 (c) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4.700 07/01/49 1,524,552
1,155,000 (c) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4.800 07/01/54 1,184,709
7,400,000 (c) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-XL0448,
(UB)
4.550 07/01/48 7,498,119
4,000,000 (c) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-XL0448,
(UB)
4.700 07/01/53 4,075,832
43,500,000 (c),(d) The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 45,328,305
11,415,000 (a),(b) Wilson County Health and Educational Facilities Board,
Tennessee, Senior Living Revenue Bonds, Rutland Place Inc.
Project, Series 2015A
4.400 01/01/46 7,419,749
TOTAL TENNESSEE 263,434,786
TEXAS - 9.1%
4,000,000 (b) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 1 Project, Series 2019
6.500 09/01/48 4,185,531
1,500,000 (b) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 2 Project, Series 2022
6.000 09/01/52 1,553,365
3,000,000 (b) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Major Improvement Area
Project, Series 2019
6.750 09/01/48 3,153,989
1,000,000 (b) Anna, Texas, Special Assessment Revenue Bonds, Meadow Vista
Public Improvement District Area 1 Project, Series 2024
5.750 09/15/54 1,016,374
200,000 (b) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Major Improvement Area Project,
Series 2021
4.500 09/15/31 193,450
525,000 (b) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Major Improvement Area Project,
Series 2021
5.000 09/15/51 516,655

99
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,191,000 (b) Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
5.875% 09/15/53 $ 1,233,737
2,250,000 Anson Education Facilities Corporation, Texas, Education
Revenue Bonds, Arlington Classics Academy, Series 2016A
5.000 08/15/45 2,265,164
750,000 Argyle, Texas, Special Assessment Revenue Bonds, Highlands
of  Argyle Public Improvement District 1 Project, Series 2017
5.000 09/01/37 759,661
2,100,000 (b) Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018
5.125 09/01/38 2,130,430
3,905,000 (b) Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018
5.250 09/01/47 3,952,075
3,430,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4.375 02/15/51 2,746,576
1,500,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4.500 02/15/56 1,196,018
5,800,000 (b) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School, Series
2022
6.375 06/01/62 6,132,013
1,000,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, UME Preparatory Academy, Taxable
Series 2017A
5.000 08/15/38 1,009,523
1,800,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, UME Preparatory Academy, Taxable
Series 2017A
5.000 08/15/48 1,792,438
925,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, UME Preparatory Academy, Taxable
Series 2017A
5.000 08/15/53 913,800
1,000,000 (b) ate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 3B, Series
2023
5.125 08/15/43 1,007,466
1,000,000 (b) ate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 3B, Series
2023
5.375 08/15/53 1,009,929
1,750,000 (b) Aubrey Public Improvement District 1, Denton County, Texas,
Special Assessment Revenue Bonds, Series 2023
6.000 09/01/53 1,807,695
1,000,000 (b) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phase 3B
Project, Series 2022
6.000 09/01/45 1,047,776
3,800,000 (b) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Winn Ridge South Public Improvement District Project,
Series 2017
6.200 09/01/47 3,933,946
20,915,000 (c) Austin Community College District, Texas, General Obligation
Bonds, Limited Tax Series 2023, (UB)
5.250 08/01/53 23,283,084
5,000,000 Austin, Texas, Airport System Revenue Bonds, Series 2022, (AMT) 5.250 11/15/47 5,433,361
20,000,000 (c) Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2023, (UB)
5.250 11/15/53 22,180,082
3,825,000 Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Estancia Hill Country Public
Improvement District, Series 2013
6.000 11/01/28 3,828,397
1,500,000 (b) Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Whisper Valley Public Improvement
District Improvement Area 2, Series 2022
5.500 11/01/51 1,539,089
3,000,000 (b) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series 2021
5.250 09/01/51 2,958,093
12,175,000 (c) Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2022, (UB)
4.250 02/15/52 12,186,379
24,500,000 (c) Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023, (UB)
4.250 02/15/53 24,515,560
5,870,000 Bonham Independent School District, Fannin County, Texas,
General Obligation Bonds, School Building Series 2023
4.000 02/15/49 5,803,045
1,410,000 (b) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
5.500 09/15/53 1,438,346

Portfolio of Investments September 30, 2024
(continued)
High Yield
100
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,120,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
3.000% 09/01/46 $ 845,582
1,635,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
5.125 09/01/38 1,658,692
4,135,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
5.250 09/01/47 4,187,785
4,230,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5.500 09/01/38 4,347,412
7,480,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5.625 09/01/48 7,662,361
1,000,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Chalk Hill
Public Improvement District  2 Phase 2 & 3 Direct Improvement
Project, Series 2023
6.000 09/01/53 1,026,593
5,520,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Columns
Public Improvement District Project, Series 2018
6.250 09/01/48 5,716,483
5,000,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Creeks of
Legacy Public Improvement District Phase 2 Project, Series 2018
5.625 09/01/48 5,066,850
2,500,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Improvement Area 1
District Series 2023
5.500 09/01/53 2,565,216
350,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major Improvement
Project, Series 2021
5.250 09/01/41 354,960
640,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major Improvement
Project, Series 2021
5.500 09/01/50 652,994
995,000 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing
Public Improvement District Phase 1 Project, Series 2016
5.250 09/01/46 999,236
325,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing
Public Improvement District Phase 1B, Series 2018
5.375 09/01/38 332,817
408,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing
Public Improvement District Phase 1B, Series 2018
5.500 09/01/46 416,584
1,111,000 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing
Public Improvement District Project, Series 2018
5.625 09/01/38 1,147,553
1,625,000 Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 2-9 Major
improvement Project, Series 2015
6.000 09/01/30 1,641,545
7,070,000 Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 2-9 Major
improvement Project, Series 2015
6.250 09/01/40 7,150,014
1,825,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1 Project, Series 2023
5.500 09/01/53 1,866,055
1,000,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1 Project, Series
2023
5.375 09/01/43 1,029,089
1,200,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1 Project, Series
2023
5.625 09/01/52 1,239,417
3,115,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 1 Project, Series 2017
6.125 09/01/46 3,203,600
1,245,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Major Improvement
Project, Series 2017
6.125 09/01/46 1,271,956
1,100,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023
6.750 09/01/53 1,136,246
1,000,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields
East Public Improvement District Phase 1 Project, Series 2022
4.125 09/01/51 858,314
5,065,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields
II Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
4.000 09/01/51 4,368,177

101
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,000,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Ten Mile
Creek Public Improvement District Major Improvement Area
Project, Series 2023
5.750% 09/01/52 $ 2,076,141
1,000,000 (b) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4.250 09/01/41 949,609
1,380,000 (b) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4.500 09/01/51 1,288,492
1,140,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area 1
Project, Series 2016
5.000 09/01/36 1,146,523
1,645,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area 1
Project, Series 2016
5.250 09/01/46 1,648,394
500,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area 5
Project, Series 2022
5.500 09/01/42 516,420
1,500,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
5.750 09/01/54 1,552,726
9,295,000 (c) Chamber County, Texas, Combination Tax and Revenue
Certificates of Obligation, Series 2023, (UB)
4.000 03/01/53 9,017,105
14,850,000 (c) Chapel Hill Independent School District, Smith County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
4.000 02/15/53 14,685,363
3,000,000 (b) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project, Special Assessment
Revenue Bonds, Series 2022
5.375 09/15/52 3,035,529
1,500,000 (b) City Of Midlothian, Texas, Westside Preserve Public Improvement
Major Improvement Area Project, Special Assessment Revenue
Bonds, Series 2022
6.125 09/15/52 1,550,830
1,835,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5.600 09/01/38 1,885,824
2,940,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5.700 09/01/47 3,007,349
1,335,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project, Series
2016
6.250 09/01/35 1,369,784
3,115,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project, Series
2016
6.500 09/01/46 3,194,994
1,300,000 Comal County, Texas, Special Assessment Revenue Bonds,
Crossings Public Improvement District, Series 2017
5.000 09/01/46 1,302,326
1,640,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series 2021A
4.000 10/01/50 1,375,955
8,000,000 (c) Corpus Christi, Texas, Utility System Revenue Bonds, Refunding &
Improvement Senior Lien Series 2024, (UB)
4.250 07/15/54 7,954,680
22,620,000 (c) Corpus Christi, Texas, Utility System Revenue Bonds, Senior Lien
Improvement Refunding Series 2023, (UB)
4.125 07/15/53 22,084,035
750,000 (b) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
5.000 09/15/41 752,728
1,000,000 (b) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
5.250 09/15/51 1,007,555
4,165,000 (b) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
6.125 09/15/52 4,421,367
1,000,000 (b) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Single Family
Residential, Major Improvement Area Project, Series 2022
6.750 09/15/52 1,075,573

Portfolio of Investments September 30, 2024
(continued)
High Yield
102
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 6,000,000 (c) Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
4.250% 02/01/53 $ 6,022,506
10,215,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5.250 02/01/53 11,241,854
10,000,000 (c) Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
5.250 02/01/53 11,005,241
10,910,000 (c) Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2024, (UB)
4.250 02/01/54 10,937,526
2,000,000 (c) Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding & Improvement Senior Lien Series 2021B
4.000 12/01/51 1,957,069
5,000,000 Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023
5.000 08/15/53 5,439,149
1,600,000 (b),(f) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
6.250 09/15/54 1,605,496
4,350,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/43 4,307,314
1,000,000 Edinburg Economic Development Corporation, Texas, Sales Tax
Revenue Bonds, Series 2021A
3.375 08/15/46 734,587
3,985,000 (b) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
6.000 08/15/52 4,152,180
6,060,000 (c) Greater Texoma Utility Authority, Texas, Contract Revenue Bonds,
City of Sherman Project Series 2023A - BAM Insured, (UB)
4.375 10/01/53 6,105,674
13,000,000 (c) Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022A, (UB)
4.125 07/01/52 12,696,845
10,000,000 (c) Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022A, (UB)
5.000 07/01/52 10,688,417
7,400,000 (c) Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Houston Methodist Hospital System,
Series 2015, (UB)
4.000 12/01/45 7,189,972
5,405,000 (c) Harris County, Texas, General Obligation Bonds, Refunding Road
Series 2023A, (UB)
4.250 09/15/48 5,480,332
10,950,000 (c) Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2021A, (UB)
4.000 08/15/50 10,832,840
600,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0.010 11/15/53 147,142
520,000 (g) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0.000 11/15/26 486,742
355,000 (g) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0.000 11/15/27 321,945
480,000 (g) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/28 421,738
125,000 (g) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/29 106,299
1,910,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/32 1,364,371
2,075,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.010 11/15/34 1,298,768
35,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H
0.000 11/15/35 20,471
4,160,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/36 2,272,341
1,525,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.010 11/15/37 778,916
1,930,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.010 11/15/38 919,467

103
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,130,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.010% 11/15/39 $ 502,426
5,300,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.010 11/15/40 2,196,723
17,315,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/41 6,707,447
1,840,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Senior Lien Series 2001G - NPFG Insured
0.010 11/15/41 727,826
100,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Third Lien Series 2004A-3 - NPFG Insured
0.010 11/15/31 66,176
605,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Third Lien Series 2004A-3 - NPFG Insured
0.000 11/15/32 377,383
1,420,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Third Lien Series 2004A-3 - NPFG Insured
0.010 11/15/33 834,770
25,000 (g) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Third Lien Series 2004A-3, (Pre-refunded 11/15/24) - NPFG
Insured
0.000 11/15/34 13,855
190,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Third Lien Series 2004A-3 - NPFG Insured
0.000 11/15/34 105,243
6,465,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Third Lien Series 2004A-3 - NPFG Insured
0.000 11/15/38 2,816,900
9,245,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Third Lien Series 2004A-3
0.000 11/15/39 3,791,733
1,180,000 Harris County-Houston Sports Authority, Texas, Special Revenue
Bonds, Refunding Senior Lien Series 2001A - NPFG Insured
0.000 11/15/34 745,460
26,165,000 Harris County-Houston Sports Authority, Texas, Special Revenue
Bonds, Refunding Senior Lien Series 2001A - NPFG Insured
0.000 11/15/38 12,641,089
8,805,000 Harris County-Houston Sports Authority, Texas, Special Revenue
Bonds, Refunding Senior Lien Series 2001A - NPFG Insured
0.000 11/15/40 3,713,181
7,445,000 Hays County, Texas, Special Assessment Revenue Bonds, La Cima
Public Improvement District Major Public Improvement Project,
Series 2015
7.000 09/15/45 7,509,722
5,890,000 Heart of Texas Education Finance Corporation, Texas, Gateway
Charter Academy, Series 2006A
6.000 02/15/36 5,893,224
1,220,000 (b) Heritage Public Improvement District 1, Dripping Springs, Texas,
Special Assessment Revenue Bonds, Series 2023
5.500 09/01/53 1,240,900
1,000,000 (b),(f) Heritage Public Improvement District 2, Dripping Springs, Texas,
Special Assessment Revenue Bonds, Series 2023
5.250 09/01/54 998,163
7,560,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/53 1,795,555
5,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/54 1,127,103
12,500,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.010 12/01/55 2,665,721
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2021A, (AMT)
4.000 07/01/46 4,875,584
31,000,000 (c) Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT), (UB)
5.250 07/01/53 33,637,923
1,075,000 (b) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5.625 09/01/58 1,112,337
2,000,000 (b) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds, Improvement
Areas 1-2 Project Series 2023
5.500 09/01/53 2,041,246
1,105,000 (b) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1 Improvement
Area 1 Project, Series 2018
5.375 09/01/38 1,133,167
1,930,000 (b) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1 Improvement
Area 1 Project, Series 2018
5.125 09/01/47 1,965,400

Portfolio of Investments September 30, 2024
(continued)
High Yield
104
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,680,000 (b) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1 Improvement
Area 1 Project, Series 2018
5.500% 09/01/47 $ 1,712,056
1,500,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
6.000 09/15/52 1,576,235
2,000,000 (b) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 4 Project, Series 2023
5.250 09/01/43 2,072,420
1,500,000 (b) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 4 Project, Series 2023
5.500 09/01/47 1,563,584
1,835,000 (b) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1 Project,
Series 2023
5.750 09/01/53 1,890,211
1,125,000 (b) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1 Project,
Series 2024B
5.750 09/01/53 1,155,634
2,295,000 (b) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project, Series
2023
6.000 09/01/53 2,358,443
2,000,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle
Public Improvement District, Series 2022
5.000 09/01/42 2,000,949
2,500,000 (b) Lago Vista, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District Major
Improvement Area Project, Series 2020B
4.875 09/01/50 2,389,553
9,735,000 (c) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023, (UB)
4.000 02/15/53 9,445,363
26,240,000 (c) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A - BAM Insured, (UB)
5.000 02/15/58 28,550,458
2,700,000 (b) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Areas 2-3 Project, Series 2022
6.125 09/15/52 2,798,505
1,270,000 (b) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Major Improvement Area Project,
Series 2019
5.000 09/15/49 1,241,850
2,700,000 (b) Leander, Texas, Special Assessment Revenue Bonds, Crystal
Springs Public Improvement District Project, Series 2018
5.300 09/01/48 2,722,495
1,090,000 (b) Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke
Public Improvement District Northern Improvement Area Major
Improvement Project, Series 2017
5.375 09/01/47 1,098,190
3,855,000 (b) Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke
Public Improvement District Southern Improvement Area Project,
Series 2017
5.000 09/01/47 3,789,430
6,000,000 Legato Community Authority, Commerce City, Texas, Limited
Tax Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible
Capital Appreciation Series 2021A-2
5.000 12/01/51 4,707,952
1,355,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1
5.000 12/01/41 1,291,910
2,060,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1
5.000 12/01/46 1,901,378
2,269,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B
8.250 12/15/51 2,165,970
1,000,000 (b) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District Major
Improvement Area Project, Series 2022
4.375 09/01/52 883,168
205,000 (b) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District Master
Improvement Area Project, Series 2017
5.125 09/01/27 210,072
2,150,000 (b) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District Master
Improvement Area Project, Series 2017
6.000 09/01/46 2,212,164
1,000,000 (b) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Neighborhood Improvement Area 1 Project, Series 2017
5.375 09/01/46 1,009,969

105
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,000,000 (b) Little Elm, Denton County, Texas, Special Assessment Revenue
Bonds, Valencia Public Improvement District 2 Project, Series
2022
6.875% 09/01/52 $ 3,210,064
11,590,000 (b) Little Elm, Denton County, Texas, Special Assessment Revenue
Bonds, Valencia Public Improvement District Improvement Area 2
Project, Refunding & Improvement Series 2018
5.750 09/01/48 11,936,050
6,255,000 (b) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Phase I, Refunding & Improvement
Series 2018
5.250 09/01/44 6,338,111
5,400,000 (b) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 1-1A Project, Series
2017
6.000 09/01/47 5,592,477
723,000 (b) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 2-3 Project, Series
2018
5.750 09/01/38 750,771
1,350,000 (b) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 2-3 Project, Series
2018
5.875 09/01/47 1,398,434
1,500,000 (b) Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside
Estates Public Improvement District 2 Project, Series 2017
5.000 09/01/47 1,507,743
125,000 (b) Little Elm,Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Major Improvement Area Project,
Refunding Series 2018
0.010 09/01/25 119,902
6,425,000 (b) Little Elm,Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Major Improvement Area Project,
Refunding Series 2018
6.750 09/01/48 6,583,473
600,000 (b) Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series
2020
4.500 09/15/40 582,096
600,000 (b) Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series
2020
4.625 09/15/49 570,673
1,435,000 (b) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
4.000 09/15/51 1,203,423
1,000,000 (b) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 3, Series
2023
5.500 09/15/53 1,014,269
700,000 (b) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 4, Series
2024
5.625 09/15/54 713,560
1,755,000 (b) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Gregg Ranch Public Improvement District Major
Improvement Area Project, Series 2019
5.750 09/01/49 1,787,357
1,500,000 (b) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Improvement
Area 2A Project, Series 2024
6.625 09/01/54 1,509,341
1,000,000 (b) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Major
Improvement Area Project, Series 2021
5.125 09/01/51 962,787
1,250,000 (b) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Remainder
Area Project, Series 2024
7.625 09/01/54 1,262,252
785,000 (b) Medina County, Texas, Special Assessment Revenue Bonds,
Woodlands Public Improvement District Major Improvement
Areas 1, Series 2021
5.250 09/01/41 764,850
1,160,000 (b) Medina County, Texas, Special Assessment Revenue Bonds,
Woodlands Public Improvement District Major Improvement
Areas 1, Series 2021
5.500 09/01/50 1,154,141
1,250,000 (b) Medina County, Texas, Special Assessment Revenue Bonds,
Woodlands Public Improvement District Neighborhood
Improvement Areas 1, Series 2021
4.750 09/01/50 1,181,149

Portfolio of Investments September 30, 2024
(continued)
High Yield
106
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 15,000,000 (c) Medina Valley Independent School District, Medina County,
Texas, General Obligation Bonds, School Building Series 2023,
(UB)
4.000% 02/15/53 $ 14,636,121
850,000 (b) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series 2018
5.250 09/01/38 868,209
1,595,000 (b) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series 2018
5.375 09/01/48 1,619,843
1,000,000 (b) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 2 Major Improvement
Project, Series 2023
5.125 09/01/52 1,015,364
1,000,000 (b) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5.750 09/15/39 1,026,315
2,300,000 (b) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6.000 09/15/49 2,375,483
1,210,000 (b) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
5.625 09/01/53 1,245,299
1,100,000 (b) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-1 Projects, Series 2023
5.625 09/01/53 1,128,934
4,250,000 (b) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5.750 09/01/53 4,374,834
1,750,000 (b) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
4.125 09/15/51 1,476,826
4,235,000 Montgomery County Municipal Utility District 132, Texas, General
Obligation Bonds, Road Series 2023 - AGM Insured
4.000 09/01/47 4,027,437
1,000,000 (b) New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement
District Improvement Area 1 Project, Series 2021
4.500 09/01/41 916,099
1,000,000 (b) New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement
District Improvement Area 1 Project, Series 2021
4.750 09/01/51 915,129
1,595,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5.625 08/15/39 1,596,255
3,340,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5.750 08/15/49 3,341,747
780,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7.500 11/15/37 650,831
5,050,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7.500 11/15/36 4,335,038
22,173,809 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5.625 11/15/61 8,259,114
4,305,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park
Project, Series 2018A
5.500 07/01/54 3,322,187
670,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist Retirement
Communites Senior Living Langford Project, Series 2016
5.375 11/15/36 623,865
1,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist Retirement
Communites Senior Living Langford Project, Series 2016
5.500 11/15/46 877,082
2,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist Retirement
Communites Senior Living Langford Project, Series 2016
5.500 11/15/52 1,702,208
4,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.250 01/01/42 4,003,879
74,755,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.500 01/01/57 74,787,145

107
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,055,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000% 07/01/24 $ 4,055,000
4,000,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/25 4,000,000
10,500,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/30 10,500,000
29,800,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/35 29,800,000
141,700,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/47 141,700,000
3,445,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B
5.000 01/01/46 3,475,286
9,530,000 (c) North Fort Bend Water Authority, Texas, Water System Revenue
Bonds, Refunding  Series 2019A, (UB)
4.000 12/15/58 9,079,628
17,310,000 (c) North Fort Bend Water Authority, Texas, Water System Revenue
Bonds, Refunding  Series 2019A - BAM Insured, (UB)
4.000 12/15/58 16,642,662
2,165,000 (b) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
4.250 09/15/51 1,970,999
7,750,000 (b) North Parkway Municipal Management District 1, Celina, Texas,
Special Assessment Revenue Bonds, Major Improvements
Project, Series 2021
5.000 09/15/51 7,795,447
670,000 (b) North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone A Project, Series
2019
5.625 09/01/40 682,406
658,000 (b) North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone B Project, Series
2019
5.250 09/01/40 670,834
923,000 (b) North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone B Project, Series
2019
5.375 09/01/50 938,770
10,000,000 (c) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
4.000 02/15/48 9,989,841
1,000,000 (b) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Oak Point 720 Public Improvement District Improvement
Area 1 Project, Series 2024
5.625 09/15/54 1,010,330
10,085,000 Pflugerville, Texas, Certificates of Obligation, Combination Tax
and Revenue Series 2023
4.000 08/01/49 9,812,430
25,000,000 (c) Pflugerville, Travis and Williamson Counties, Texas, General
Obligation Bonds, Combination Tax and Revenue Series 2023A,
(UB)
4.125 08/01/53 24,242,188
20,710,000 (c) Pflugerville, Travis and Williamson Counties, Texas, General
Obligation Bonds, Limited Tax Series 2023 - BAM Insured, (UB)
5.000 08/01/53 22,336,375
350,000 (b) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview
Public Improvement District Zone A Improvement Area 1 Project,
Series 2022
5.250 09/15/32 359,612
800,000 (b) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview
Public Improvement District Zone A Improvement Area 1 Project,
Series 2022
5.500 09/15/42 817,314
1,250,000 (b) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview
Public Improvement District Zone A Improvement Area 1 Project,
Series 2022
5.625 09/15/52 1,280,867
300,000 (b) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview
Public Improvement District Zone B Improvement Area 1 Project,
Series 2022
5.250 09/15/32 308,239
750,000 (b) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview
Public Improvement District Zone B Improvement Area 1 Project,
Series 2022
5.500 09/15/42 766,231

Portfolio of Investments September 30, 2024
(continued)
High Yield
108
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (b) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview
Public Improvement District Zone B Improvement Area 1 Project,
Series 2022
5.625% 09/15/52 $ 1,024,694
3,000,000 (b) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly
Public Improvement District Improvement Area 1 Project, Series
2022
5.500 09/15/48 3,063,517
4,900,000 (b) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly
Public Improvement District Improvement Area 2 Project, Series
2022
6.000 09/15/52 5,106,937
1,952,000 (b) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly
Public Improvement District Major Improvement Area Project,
Series 2022
6.500 09/15/52 2,048,037
4,187,000 (b) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Collin Creek East Public Improvement District
Project, Series 2021
4.375 09/15/51 3,581,633
3,440,000 (b) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2020, (AMT)
4.000 01/01/50 3,025,801
9,000,000 (b) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
3.000 01/01/50 6,611,507
2,000,000 (b) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5.125 01/01/44 2,088,970
2,000,000 (b) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5.250 01/01/54 2,092,295
12,750,000 (c) Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021, (UB)
4.000 10/01/46 12,539,211
20,000,000 (c) Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021, (UB)
5.000 10/01/51 21,567,096
14,075,000 (c) Port of Houston Authority, Harris County, Texas, Revenue Bonds,
First Lien Series 2023, (UB)
5.000 10/01/53 15,315,610
1,105,000 (b) Princeton, Collin County, Texas, Special Assessment Revenue
Bonds, Whitewing Trails Public Improvement District 2 Phase 2
Project, Series 2023
5.125 09/01/43 1,121,416
2,100,000 (b) Princeton, Collin County, Texas, Special Assessment Revenue
Bonds, Whitewing Trails Public Improvement District 2 Phase 2
Project, Series 2023
5.375 09/01/53 2,137,692
5,510,000 (b) Princeton, Texas, Special Assessment Revenue Bonds, Crossroads
Public Improvement District Major improvement Project, Series
2018
6.500 09/01/48 5,703,119
1,700,000 (b) Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District Improvement Area 2 Project, Series
2023
5.500 09/01/53 1,732,088
1,075,000 Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District Improvement Area 3 Project, Series
2024
5.250 09/01/54 1,083,129
2,750,000 (b) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project, Series
2023
7.000 09/01/53 2,835,911
1,000,000 (b) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Major Improvement Area Project,
Series 2023
7.875 09/01/53 1,040,355
1,500,000 (b) Princeton, Texas, Special Assessment Revenue Bonds, Southridge
Public Improvement District Improvement Area 1 Project, Series
2023
6.375 09/01/53 1,574,486
2,080,000 (b) Princeton, Texas, Special Assessment Revenue Bonds, Whitewing
Trails Public Improvement District 2 Phase 1 Project, Series 2019
4.750 09/01/49 1,995,514
1,000,000 (b) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5.500 09/01/39 1,026,875

109
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,000,000 (b) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5.750% 09/01/49 $ 2,052,514
1,250,000 (b) Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Crossing Public Improvement District 3 Project, Series 2024
5.375 09/01/54 1,261,418
900,000 (b) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
5.250 09/01/54 904,481
5,840,000 (c) Quinlan Independent School District, Hunt and Kaufman
Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
4.000 08/15/53 5,701,423
3,605,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.125 02/01/39 3,605,103
6,280,000 (a) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/32 3,768,000
5,525,000 (a) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/42 3,315,000
14,375,000 (a) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/47 8,625,000
3,300,000 (g) Red River Health Facilities Development Corporation, Texas,
Retirement Facility Revenue Bonds, MRC Crossings Project,
Series 2014A, (Pre-refunded 11/15/24)
7.750 11/15/44 3,315,756
445,000 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside
Public Improvement District North Improvement Area, Series
2016
6.000 09/15/46 447,913
1,300,000 (b) Royse City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Liberty Crossing Public improvement District
Improvement Area 1 Project, Series 2023
6.375 09/15/53 1,362,526
1,365,000 (b) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement
Area 2 Project, Series 2019
4.625 09/15/39 1,349,580
4,000,000 (b) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement
Area 3 Project, Series 2022
5.750 09/15/52 4,096,996
600,000 (b) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
5.875 09/15/42 619,611
1,300,000 (b) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
6.000 09/15/52 1,354,902
400,000 (b) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Major Improvement Area Project, Series 2020
4.875 09/15/40 392,855
700,000 (b) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Major Improvement Area Project, Series 2020
5.125 09/15/50 697,758
750,000 (b) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Area 1 Project, Series 2022
6.000 09/15/50 781,853
1,000,000 (b) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
7.000 09/15/52 1,053,388
2,235,000 (b) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Major Improvement Area Project, Series
2020
5.625 09/15/50 2,244,758
710,000 Salado, Bell County, Texas, Special Assessment Revenue Bonds,
Sanctuary East Public Improvement District Improvement Area 1
Project Series 2024
6.500 09/01/54 730,223
16,000,000 (c) San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2023A, (UB)
5.250 05/15/52 17,738,813
3,800,000 (b) San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, San Marcos Trace Public
Improvement District Series 2019
5.750 09/01/39 3,885,483

Portfolio of Investments September 30, 2024
(continued)
High Yield
110
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,000,000 (b) San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, San Marcos Trace Public
Improvement District Series 2019
5.750% 09/01/48 $ 5,090,487
2,200,000 San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper Public
Improvement District Series 2020
5.625 09/01/50 2,250,748
2,500,000 (b) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
4.250 09/01/42 2,307,022
1,750,000 (b) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
4.500 09/01/51 1,597,565
1,000,000 (b) Santa Fe, Galveston County, Texas, Special Assessment Revenue
Bonds, Mulberry Farms Public Improvement District Series 2022
5.000 09/01/52 985,148
7,010,000 (c) Sherman, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2023, (UB)
5.000 08/15/53 7,570,906
1,000,000 (b) Sinton, San Patricio County, Texas, Special Assessment Revenue
Bonds, Somerset Public Improvement District 1 Series 2022
5.125 09/01/42 1,001,437
1,800,000 (b) Sinton, San Patricio County, Texas, Special Assessment Revenue
Bonds, Somerset Public Improvement District 1 Series 2022
5.250 09/01/51 1,801,282
9,345,000 (c) Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Methodist Hospital of Dallas,
Series 2022, (UB)
4.000 10/01/42 9,401,138
8,400,000 (c) Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2022D, (UB)
5.000 11/15/51 8,988,424
240,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckner Senior Living
Ventana Project, Series 2017A
6.625 11/15/37 252,103
5,875,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckner Senior Living
Ventana Project, Series 2017A
6.750 11/15/47 6,105,294
5,865,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckner Senior Living
Ventana Project, Series 2017A
6.750 11/15/52 6,075,993
8,000,000 (c) Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Christus Health, Series 2022A, (UB)
4.000 07/01/53 7,646,944
2,075,000 (a) Tarrant County Cultural Education Facilities Finance Corporaton,
Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial
Home Project, Series 2009A
1.500 02/15/38 1,141,250
1,000,000 (a) Tarrant County Cultural Education Facilities Finance Corporaton,
Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial
Home Project, Series 2016A
1.500 02/15/48 550,000
1,000,000 (a) Tarrant County Cultural Education Facilities Finance Corporaton,
Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial
Home Project, Series 2016A
1.500 02/15/52 550,000
13,700,000 (c) Tarrant County Cultural Education Facilities, Texas, Finance
Corporation Revenue Bonds, Christus Health, Refunding Series
2018B, (UB)
5.000 07/01/48 14,198,203
15,935,000 (c) Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023, (UB)
4.250 08/15/53 15,965,882
10,360,000 (c) Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2023B, (UB)
5.200 07/01/48 10,845,604
5,000,000 (c) Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2023B, (UB)
5.250 07/01/53 5,255,453
4,000,000 (c) Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Tender Option Bond Trust 2023-
XL0439, (UB)
5.250 01/01/53 4,216,356
14,860,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Senior Lien Series 2023, (AMT)
5.500 12/31/58 16,346,799
2,300,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/42 2,487,422

111
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 34,735,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5.000% 06/30/58 $ 35,571,947
4,000,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0.000 08/01/52 1,004,130
13,000,000 (c) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2023A, (UB)
5.000 10/15/58 14,097,316
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2023A
5.000 10/15/58 5,422,044
2,500,000 (b) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project, Special
Assessment Revenue Bonds, Series 2022
5.375 09/15/52 2,524,741
500,000 (b) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5.625 09/01/51 511,079
870,000 (b) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
5.375 09/01/42 888,679
1,500,000 (b) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
5.500 09/01/52 1,510,439
3,071,000 (b) Uhland, Hays and Caldwell Counties, Texas, Special Assessment
Revenue Bonds, Watermill Public Improvement District, Series
2022
6.625 09/01/52 3,273,924
3,200,000 (b) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series 2022
6.500 09/15/52 3,316,095
2,000,000 Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #2 Project, Series 2018
5.000 09/01/47 1,995,399
17,555,000 (c) Waxahachie Independent School District, Ellis County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
4.250 02/15/53 17,688,678
2,765,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.125 09/01/35 2,775,156
2,450,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.250 09/01/40 2,457,913
6,250,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.375 09/01/45 6,271,648
TOTAL TEXAS 1,485,951,819
UTAH - 1.1%
5,900,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2021A
3.750 03/01/41 5,345,064
2,000,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4.000 03/01/51 1,743,623
3,500,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Subordinate Series 2021B
7.375 09/15/51 3,158,719
8,890,000 (b) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5.625 12/01/53 9,287,752
10,870,000 (a),(b) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8.000 12/01/39 10,868,140
504,000 (b) Fields Estates Public Infrastructure District, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024B
8.750 03/15/55 513,102
2,750,000 (b) Fields Estates Public Infrastructure District, Utah, Special
Assessment Revenue Bonds, Fields Estates Assessment Area
Series 2024A-2
5.250 12/01/53 2,802,242
5,100,000 (b) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5.625 12/01/43 5,337,375
2,375,000 (b) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
6.625 03/01/54 2,481,999
10,000,000 (b) Gateway at Sand Hollow, Public Infrastructure District 1, Utah,
Limited Tax General Obligation Bonds, Series 2021A
5.500 03/01/51 8,153,097
3,275,000 Jepson Canyon Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2022A
5.125 03/01/51 2,716,722

Portfolio of Investments September 30, 2024
(continued)
High Yield
112
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 3,875,000 (b) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5.250% 02/01/40 $ 3,483,805
11,000,000 (b) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5.500 02/01/50 9,529,890
1,955,000 (b) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Subordinate Lien Series
2020B
7.875 08/15/50 1,687,260
2,210,000 (b) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited Tax
and Tax Allocation Revenue Bonds, Series 2021
4.250 06/01/41 1,862,205
7,500,000 (b) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited Tax
and Tax Allocation Revenue Bonds, Series 2021
4.625 06/01/57 5,999,717
1,485,000 (b) Olympia Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
6.375 03/01/55 1,537,593
2,600,000 (b) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4.375 02/01/51 2,002,937
600,000 (b) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Subordinate Series 2021B
7.375 08/15/51 499,193
1,075,000 (b) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A
4.250 03/01/51 821,391
424,000 (b) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B
7.375 03/15/51 353,098
19,000,000 (c) Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017A, (AMT), (UB)
5.000 07/01/47 19,365,197
11,775,000 (c) Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2021A, (AMT), (UB)
5.000 07/01/51 12,301,865
16,320,000 (c) Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT), (UB)
5.250 07/01/53 17,658,805
1,270,000 (b) Sienna Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Sales Tax Revenue Bonds, Series 2023A
6.750 07/01/35 1,307,056
1,320,000 Utah Charter School Finance Authority, Charter School Revenue
Bonds, Bridge Elementary Project, Series 2021A
4.250 06/15/51 1,043,767
4,965,000 (b) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Paradigm High School Project, Series 2020A
5.125 07/15/51 4,536,768
2,000,000 (b) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Renaissance Academy Project, Refunding Series 2020
5.000 06/15/55 1,929,911
8,370,000 (b) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Saint George Academy Project, Series 2021A
5.000 06/15/56 6,445,899
5,430,000 (b) Utah Charter School Finance Authority, Revenue Bonds,
Channing Hall Project, Refunding Series 2017A
5.250 07/15/38 5,508,230
15,820,000 Utah State Board of Regents, Research Revenue Bonds, Utah
State University, Auxiliary System Series 2023
4.000 04/01/53 15,419,488
10,120,000 (c) Utah State Board of Regents, Research Revenue Bonds, Utah
State University, Auxiliary System Series 2023, (UB)
5.000 04/01/56 10,720,808
1,130,000 (b) Viridian Farm Public Infrastructure District 1, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024A
5.875 03/01/54 1,155,780
500,000 (b) Viridian Farm Public Infrastructure District 1, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024B
8.375 03/15/54 502,484
2,280,000 (b) Wood Ranch Public Infrastructure District, Utah, Special
Assessment Bonds, Wood Ranch Assessment Area 1, Series 2024
5.625 12/01/53 2,371,166
TOTAL UTAH 180,452,148
VIRGIN ISLANDS - 0.7%
6,375,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5.000 10/01/32 6,202,316
5,535,000 (b) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5.000 10/01/24 5,535,000
8,250,000 (b) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5.000 10/01/30 8,214,842
24,815,000 (b) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5.000 10/01/39 23,901,907
500,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Series 2012C
5.000 10/01/42 443,405

113
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGIN ISLANDS (continued)
$ 1,200,000 (b) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A
5.000% 10/01/29 $ 1,179,064
19,510,000 (b) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6.750 07/01/26 19,114,946
21,900,000 (b) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8.000 07/01/26 21,915,895
20,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2007A
5.000 07/01/25 19,718
1,515,000 (b) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10.250 07/01/26 1,515,879
975,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5.000 07/01/31 927,649
6,885,000 (b) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds, WICO Financing, Series 2022A
6.375 04/01/52 6,705,614
13,000,000 (b) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds, WICO Financing, Series 2022B, (AMT)
6.500 04/01/52 12,755,287
TOTAL VIRGIN ISLANDS 108,431,522
VIRGINIA - 1.6%
10,415,000 (b) Atlantic Park Community Development Authority, Virginia,
Revenue Bonds, Series 2023
6.250 08/01/45 10,270,493
24,250,000 (a),(b) Bristol Industrial Development Agency, Virginia, Revenue Bonds,
The Falls-Bristol Project, Series 2014B
3.493 11/01/44 14,134,949
2,133,000 (a) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4.125 03/01/22 1,343,790
4,956,000 (a) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4.356 03/01/25 3,122,280
8,384,000 (a) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4.455 03/01/34 5,281,920
1,095,000 (b) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5.150 03/01/35 1,100,174
1,860,000 (b) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5.400 03/01/45 1,864,908
8,500,000 (b) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II Project,
Series 2022
4.500 03/01/55 7,273,538
9,150,000 (c) Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2018A,
(UB)
4.000 05/15/48 9,051,248
4,150,000 (b) Farms of New Kent Community Development Authority, Virginia,
Special Assessment Bonds, Refunding Capital Appreciation
Series 2021B
0.000 03/01/36 2,213,724
16,070,000 (c) Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A, (UB)
4.000 07/01/60 15,818,003
10,320,000 (c) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A, (UB)
4.000 07/01/52 10,168,120
2,215,000 (b) Industrial Development Authority of the City of Alexandria,
Virginia, Tourism Development Financing Program Revenue
Bonds (699 Prince Street Hotel Project), Senior Series 2022A-1
(Tax-Exempt) and Senior Series 2022B-1
7.750 09/01/44 2,493,373
5,555,000 (b) Industrial Development Authority of the City of Alexandria,
Virginia, Tourism Development Financing Program Revenue
Bonds (699 Prince Street Hotel Project), Senior Series 2022A-1
(Tax-Exempt) and Senior Series 2022B-1
12.000 09/01/52 5,464,045
10,000,000 (b) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health System,
Series 2017A
5.000 07/01/46 10,038,752
7,695,000 (c) Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021, (UB)
4.000 01/01/55 7,376,999

Portfolio of Investments September 30, 2024
(continued)
High Yield
114
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 1,000,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
4.375% 01/01/39 $ 943,597
3,000,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5.250 01/01/54 2,925,330
4,000,000 Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014
5.000 01/01/46 3,862,592
5,275,000 Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014
5.375 01/01/46 5,276,105
3,190,000 (b) Richmond Redevelopment and Housing Authority, Virginia, Multi-
Family Housing Revenue Bonds, American Tobacco Apartments,
Series 2017
5.550 01/01/37 3,170,111
2,000,000 (c),(d) Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7.000 09/01/53 2,330,614
2,400,000 (b) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green Series
2015B
5.000 07/01/45 2,169,797
4,685,000 (b) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5.000 07/01/45 4,235,625
2,600,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-II
4.550 10/01/49 2,631,136
4,675,000 (c) Virginia Housing Development Authority, Rental Housing Bonds,
Series 2023B, (UB)
4.875 03/01/61 4,789,226
13,645,000 (b) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5.500 07/01/49 11,990,459
19,855,000 (b) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5.500 07/01/54 17,160,871
11,542,281 (b) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)
4.500 07/01/52 6,925,369
9,005,000 (c) Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A,
(UB)
4.000 12/01/49 8,765,832
7,850,000 (b) Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and
Virginia Beach Oceanfront Hotel Projects, Series 2018A
8.375 04/01/41 8,023,193
1,965,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/49 2,000,665
9,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/52 9,147,015
23,950,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/56 24,291,658
1,655,000 (b) Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, (AMT), (Mandatory
Put 7/01/38)
5.000 01/01/48 1,655,292
9,335,000 (b) Virginia Small Business Financing Authority, Sports and
Entertainment Facilities Revenue Bonds, P3 VB Holdings LLC,
Senior Series 2023A
8.500 12/01/52 9,491,755
2,200,000 (b) West Falls Community Development Authority, Arlington County,
Virginia, Revenue Bonds, Series 2022A
5.375 09/01/52 2,269,243
4,500,000 (c) Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured, (UB)
4.125 07/01/58 4,510,098

115
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 17,265,000 (c) Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured, (UB)
4.375% 07/01/63 $ 17,529,507
TOTAL VIRGINIA 263,111,406
WASHINGTON - 0.6%
1,500,000 King County Public Hospital District 4, Washington, Hospital
Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A
6.000 12/01/35 1,521,455
5,500,000 King County Public Hospital District 4, Washington, Hospital
Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A
6.250 12/01/45 5,519,796
10,780,000 (c) King County, Washington, Sewer Revenue Bonds, Series 2023,
(UB)
4.000 01/01/46 10,881,341
450,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5.500 06/01/27 450,170
3,660,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5.600 06/01/37 3,607,909
60,000 Ocean Shores, Washington, Local Improvement District 2007-01
Bonds, 2011
7.250 02/01/31 64,974
3,000,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5.000 08/01/46 3,169,027
3,405,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5.750 04/01/43 3,404,240
4,800,000 (c) Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B, (UB)
4.125 08/15/43 4,683,320
1,510,000 (b),(c) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-
XF0150, (IF)
8.657 10/01/42 1,510,311
630,000 (b),(c) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-
XF0150, (IF)
8.661 10/01/42 630,130
5,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
4.000 07/01/58 4,493,184
11,170,000 (c) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018, (UB)
4.000 07/01/58 10,037,773
10,000,000 (c),(d) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/58 10,144,744
12,373,368 (b) Washington State Housing Finance Commission, Multifamily
Revenue Bonds, Greentree Village Homes Project, Series 2008
5.264 02/01/26 12,312,164
1,750,000 Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Bayview Manor Senior Project, Series
2024
6.000 07/01/59 1,817,827
1,705,000 (b),(g) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Herons Key Senior Living, Series
2015A, (Pre-refunded 7/01/25)
7.000 07/01/45 1,748,320
1,000,000 (b),(c),(d) Washington State Housing Finance Commission, Non-profit
Housing Revenue Bonds, Presbyterian Retirement Communities
Northwest Proejct, Refunding Series 2016A
5.000 01/01/31 1,003,298
1,000,000 (b) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Spokane International Academy Project, Series
2021A
5.000 07/01/50 1,001,626
2,595,000 (c),(d) Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012
5.000 01/01/48 2,532,079
10,000,000 (c) Washington State Housing Finance Commission, Single Family
Program Bonds, Social Series 2023-2N, (UB)
4.950 12/01/53 10,327,377
TOTAL WASHINGTON 90,861,065

Portfolio of Investments September 30, 2024
(continued)
High Yield
116
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 0.5%
$ 6,627,000 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint
Issuers, Commercial Development Revenue Bonds, Scattered
Site Housing Projects, Series 2010
5.750% 12/01/44 $ 6,627,537
2,500,000 Glenville State College, West Virginia, Revenue Bonds, Refunding
& Improvement Series 2017
5.000 06/01/37 2,429,014
5,500,000 Glenville State College, West Virginia, Revenue Bonds, Refunding
& Improvement Series 2017
5.250 06/01/47 5,180,136
4,745,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5.500 06/01/37 4,869,816
8,390,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5.750 06/01/43 8,607,136
1,425,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7.000 06/01/43 1,540,857
1,000,000 (b) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
5.750 06/01/43 1,088,595
1,000,000 (b) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
6.000 06/01/53 1,088,193
5,240,000 (b) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4.500 06/01/50 4,095,884
3,770,000 (b) West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020
7.625 12/01/40 3,257,685
6,075,000 (c) West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, West Virginia United Health System Obligated Group,
Series 2018A, (UB)
4.000 06/01/51 5,665,910
6,985,000 (c) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System Obligated Group, Improvement
Series 2017A, (UB)
5.000 06/01/47 7,134,564
9,315,000 (c) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4.125 06/01/42 9,411,948
14,175,000 (c) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4.250 06/01/47 14,241,071
10,815,000 (c) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4.375 06/01/53 10,743,002
TOTAL WEST VIRGINIA 85,981,348
WISCONSIN - 7.1%
16,950,000 (c),(d) Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project, Series
2019
0.000 06/01/54 4,588,506
26,485,000 (b) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG
Hub North LLC Renewable Natural Gas Production Plant Project,
Series 2021A
5.500 12/01/32 23,542,874
15,175,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6.750 06/01/32 15,283,217
510,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5.000 06/15/41 485,536
1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5.000 06/15/51 894,430
900,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5.000 06/15/56 783,205

117
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,600,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas 2 Project,
Series 2019A
5.000% 07/15/54 $ 1,600,704
6,760,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas Project, Series
2017
5.375 07/15/52 6,836,957
1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5.000 06/15/51 864,045
1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5.000 06/15/56 847,643
6,725,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Chattahoochee Hills Project, Series 2017A
5.875 06/15/47 6,412,699
1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2022A
5.875 06/01/52 1,029,223
1,510,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2022A
6.000 06/01/62 1,557,305
5,195,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
5.125 02/01/46 5,012,296
335,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina, Series
2019A
5.000 06/15/39 325,131
2,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina, Series
2019A
5.000 06/15/49 1,832,803
1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series 2017A
5.000 06/15/37 994,351
1,630,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series 2017A
5.125 06/15/47 1,535,043
1,090,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5.125 05/01/36 1,093,152
3,445,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5.250 05/01/46 3,375,138
3,030,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Explore Knowledge Foundation Las Vegas Project, Series
2012A
6.000 07/15/42 3,032,772
3,780,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mallard Creek STEM Academy, North Carolina, Series
2019
5.125 06/15/39 3,797,154
6,280,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mallard Creek STEM Academy, North Carolina, Series
2019
5.250 06/15/49 6,299,783
13,455,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/36 12,407,313
40,610,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/46 33,695,729
3,320,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Phoenix Academy Charter School, North Carolina, Series
2017A
5.625 06/15/37 3,241,742
17,350,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Phoenix Academy Charter School, North Carolina, Series
2017A
5.875 06/15/47 16,850,990
1,400,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5.000 06/15/41 1,341,938
3,790,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5.000 06/15/55 3,398,877
1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5.375 07/01/35 1,006,235
1,590,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5.625 07/01/45 1,600,702

Portfolio of Investments September 30, 2024
(continued)
High Yield
118
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,875,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A
5.500% 06/15/37 $ 2,952,419
6,325,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A
5.625 06/15/47 6,423,354
392,868 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/47 11,262
343,416 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/48 9,329
337,921 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/49 8,664
326,932 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/50 7,795
321,437 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/51 7,269
417,594 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/52 8,799
412,099 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/53 8,242
398,362 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/54 7,509
390,120 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/55 6,969
381,878 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/56 6,500
20,783,601 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5.500 07/01/56 16,242,881
423,088 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/57 6,798
412,099 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/58 6,278
401,109 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/59 5,821
392,868 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/60 5,366
387,373 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/61 4,998
376,384 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/62 4,604
368,142 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/63 4,285
359,899 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/64 4,000
354,405 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/65 3,708

119
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 381,878 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000% 01/01/66 $ 3,710
4,599,030 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/67 40,580
176,604 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/46 5,456
174,116 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/47 4,991
172,872 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/48 4,696
171,629 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/49 4,400
169,140 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/50 4,033
185,309 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/51 4,191
4,770,373 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3.750 07/01/51 3,504,659
184,065 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/52 3,878
181,578 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/53 3,632
180,334 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/54 3,399
177,847 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/55 3,177
175,359 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/56 2,985
174,116 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/57 2,798
171,629 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/58 2,615
170,385 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/59 2,473
169,140 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/60 2,310
166,653 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/61 2,150
165,411 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/62 2,023
162,923 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/63 1,896

Portfolio of Investments September 30, 2024
(continued)
High Yield
120
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 161,679 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000% 01/01/64 $ 1,797
160,434 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/65 1,679
157,947 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/66 1,534
2,057,071 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/67 18,151
25,000,000 (b) Public Finance Authority of Wisconsin, Contract Revenue Bonds,
Mercer Crossing Public Improvement District Project, Series 2017
7.000 03/01/47 25,939,555
940,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A
5.250 08/01/38 964,509
1,240,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A
5.500 08/01/48 1,271,720
5,280,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4.375 06/01/46 4,157,914
9,815,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4.500 06/01/56 7,424,895
6,875,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series 2023A
6.250 06/15/53 7,130,949
1,255,000 (b),(f) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5.000 12/15/54 1,277,723
1,030,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6.250 06/15/40 1,034,446
5,350,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6.500 06/15/50 5,374,269
1,510,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Taxable Series
2020B
7.500 06/15/30 1,510,446
1,000,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6.000 06/15/52 1,005,640
1,100,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6.125 06/15/57 1,108,023
1,945,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
5.500 06/01/49 1,901,202
1,300,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5.000 06/01/56 1,168,927
4,385,000 (a),(b) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lake Erie College, Series 2019A
5.875 10/01/54 2,957,961
1,000,000 (b) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
5.000 08/01/36 962,744
3,000,000 (b) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
5.125 08/01/46 2,782,313
2,875,000 (b) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5.000 08/01/56 2,497,726
4,395,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Lenoir-Rhyne University, Refunding Series 2022
5.000 04/01/43 4,510,783
4,000,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Lenoir-Rhyne University, Refunding Series 2022
5.125 04/01/52 4,078,093
1,900,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, The ASK Academy Project, Series 2015A
6.000 02/01/45 1,902,516
5,300,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A
3.000 01/01/50 4,099,492
1,725,000 (b),(c),(d) Public Finance Authority of Wisconsin, Healthcare Facility
Expansion Revenue Bonds, Church Homes of Hartford Inc
Project, Refunding Series 2015A
5.000 09/01/38 1,725,626
16,335,000 (b) Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate
Lien Series 2022B
6.000 02/01/62 17,405,158

121
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 8,500,000 (a),(b) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A
6.250% 08/01/27 $ 8,223,750
21,045,000 (a),(b) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A
6.750 08/01/31 18,887,887
75,750,000 (b) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.500 12/01/37 77,731,802
41,330,000 (b) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.750 12/01/42 42,362,134
267,150,000 (b) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
7.000 12/01/50 273,970,777
6,710,000 (b) Public Finance Authority of Wisconsin, Project Revenue Bonds,
Irving Convention Center Hotel Project, First Tier Series 2017A-2
7.000 01/01/50 7,263,519
16,910,000 (a),(b) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Gulf Coast Zoo, Series 2018A
6.500 09/01/48 10,146,000
2,600,000 (a),(b) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Gulf Coast Zoo, Taxable Series 2018B
6.750 09/01/29 1,560,000
3,100,000 (a),(b) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Proton Therapy Center, Senior Series 2017A
6.250 10/01/31 310,000
10,000,000 (a),(b) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Proton Therapy Center, Senior Series 2017A
6.850 10/01/47 1,000,000
4,700,000 (a),(b) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Proton Therapy Center, Senior Series 2017A
7.000 10/01/47 470,000
2,000,000 (a),(b) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Proton Therapy Center, Senior Series 2017B
8.500 10/01/47 20
5,000,000 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth
Medical Center Project, Series 2021A - BAM Insured
3.000 07/01/50 3,956,478
3,000,000 (a),(b) Public Finance Authority of Wisconsin, Revenue Bonds, Delray
Beach Radiation Therapy Center, Subordinate Series 2017B
0.000 11/01/46 600,000
1,220,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5.200 12/01/37 1,251,066
2,725,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5.350 12/01/45 2,772,594
18,790,000 (a),(b) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6.950 07/01/38 13,153,000
60,680,000 (a),(b) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7.000 07/01/48 42,476,000
4,410,000 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015
5.875 04/01/45 4,445,521
4,270,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5.000 06/01/37 4,371,767
33,365,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5.000 06/01/52 32,437,123
9,500,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds, Senior
Revenue Bonds, Proton International Arkansas, LLC, Series 2021A
6.850 01/01/51 7,278,414
7,775,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.250 07/01/54 6,700,798
5,250,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4.250 12/01/51 4,440,706
4,180,000 Public Finance Authority of Wisconsin, Senior Airport Facilities
Revenue and Refunding Bonds, TrIPS Obligated Group, Series
2012B
5.000 07/01/42 4,181,103
5,605,000 (a),(b) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.125 01/01/33 2,522,250
22,230,000 (a),(b) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.250 01/01/38 10,003,500
90,145,000 (a),(b) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375 01/01/48 40,565,250

Portfolio of Investments September 30, 2024
(continued)
High Yield
122
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,600,000 (b) Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, University of Hawaii Foundation Project, Green and Social
Series 2021A-1
4.000% 07/01/61 $ 2,196,653
2,000,000 (b) Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, University of Hawaii Foundation Project, Subordinate
Green and Social Series 2021B
5.250 07/01/61 1,854,407
4,865,000 (a),(h) Public Finance Authority of Wisconsin, Wisconsin Revenue Note,
KDC Agribusiness LLC Project, Series 2022B
15.000 03/31/24 487
12,750,000 Public Finance Authority Wisconsin, Tax Exempt Pooled
Securities, Certificates Series 2024-2 Class A, (Mandatory Put
8/01/27)
4.000 08/01/59 12,744,867
500,000 (b) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Wilson Preparatory Academy, Series 2019A
5.000 06/15/39 501,989
6,500,000 (b) Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate
Medical Academy, Taxable Series 2019B
6.125 10/01/49 5,949,351
21,625,000 (b) Public Finance Authority, Wisconsin, Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Taxable Green
Series 2019
7.500 06/01/29 21,372,790
35,100,000 (b) Public Finance Authority, Wisconsin, Tax Increment, Revenue
Senior Bonds, Miami, Miami World Center Project, Series 2024A
5.000 06/01/41 36,072,003
3,215,000 (b) Public Finance Authority, Wisconsin, Tax Increment, Revenue
Subordinate Bonds, Miami, Miami World Center Project, Series
2024B
8.000 06/15/42 3,265,387
3,750,000 Public Finance Authority, Wisconsin, Tax-Exempt Pooled
Securities (TEPS), Class A Certificates, Series 2024-1, (Mandatory
Put 2/01/27)
4.000 08/01/59 3,748,717
6,650,000 (b) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds,
Refunding Senior Series 2021
5.000 09/30/41 6,240,327
13,825,000 (c) University of Wisconsin Hospitals and Clinics Authority, Revenue
Bonds, Series 2018A, (UB)
4.250 04/01/48 13,851,724
2,130,000 (b) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Rocket Education Obligated Group, Series 2017C
5.250 06/01/40 2,138,599
8,500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Agnesian HealthCare, Inc., Series 2017
4.000 07/01/47 8,293,602
1,850,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, American Baptist Homes of the Midwest
Obligated Group, Refunding Series 2017
5.000 08/01/37 1,428,181
10,000,000 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2017, (UB)
5.000 08/15/52 10,186,653
1,500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024
6.125 10/01/59 1,569,029
5,620,000 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A, (UB)
5.000 04/01/48 5,726,724
15,345,000 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System Inc Series
2024A - BAM Insured, (UB)
4.500 02/15/54 15,375,113
9,745,000 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016,
(UB)
4.000 12/01/46 9,535,386
30,000,000 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2022,
(UB)
4.000 12/01/51 28,834,575
1,650,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014
5.500 05/01/34 1,629,634
2,635,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014
5.750 05/01/39 2,565,362
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4.000 01/01/57 846,253
10,105,000 (c) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024A, (UB)
4.750 09/01/50 10,338,308
12,500,000 (c) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024B, (UB)
4.750 03/01/51 12,791,639

123
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 10,115,000 (c) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2018A, (UB)
4.300% 11/01/53 $ 9,943,598
TOTAL WISCONSIN 1,151,223,003
WYOMING - 0.1%
10,245,000 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne
Regional Medical Center Project, Refunding Series 2021
3.000 05/01/42 8,540,630
8,250,000 (c) Wyoming Community Development Authority, Housing Revenue
Bonds, 2023 Series 3, (UB)
4.850 12/01/48 8,468,023
TOTAL WYOMING 17,008,653
TOTAL MUNICIPAL BONDS
(Cost $20,325,429,836) 19,738,380,475
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
45836213 CORPORATE BONDS - 0.3% 45836213
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,610,000 (b) College for Certain Inc 4.800 06/01/60 1,245,395
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,245,395
CONSUMER SERVICES - 0.1%
21,600,000 (h) Wild Rivers Water Park 8.500 11/01/51 13,392,000
TOTAL CONSUMER SERVICES 13,392,000
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
7,348,712 (b),(h) Benloch Ranch Improvement Association 1, Corporate Bonds0 0 9.750 12/01/39 6,854,144
3,316,718 (b),(h) Benloch Ranch Improvement Association No 12022 9.750 12/01/39 3,093,503
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 9,947,647
TRANSPORTATION - 0.1%
25,000,000 (b),(j) Brightline East LLC 11.000 01/31/30 21,251,171
TOTAL TRANSPORTATION 21,251,171
TOTAL CORPORATE BONDS
(Cost $58,094,538) 45,836,213
SHARES DESCRIPTION VALUE
1288417 COMMON STOCKS - 0.0% 1288417
MATERIALS - 0.0%
3,839 (k),(l) Ingevity Corporation 149,721
978 (h),(l) PALOUSE FIBER HOLDINGS 10
23,041 Smurfit WestRock PLC 1,138,686
TOTAL MATERIALS 1,288,417
TOTAL COMMON STOCKS
(Cost $1,238,843) 1,288,417
PRINCIPAL DESCRIPTION RATE(m) MATURITY(n) VALUE
1444043 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (m) 1444043
CAPITAL GOODS - 0.0%
6,819,826 (a),(h) KDC Agribusiness Fairless Hills LLC 12.000 09/17/25 682
TOTAL CAPITAL GOODS 682
CONSUMER DURABLES & APPAREL - 0.0%
1,096,191 (h) Cahava Springs Advance 0.000 12/31/26 1,096,191
TOTAL CONSUMER DURABLES & APPAREL 1,096,191
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
347,170 Tuscan Gardens of Palm Coast 15.000 10/01/24 347,170
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 347,170
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $8,263,187) 1,444,043
TOTAL LONG-TERM INVESTMENTS
(Cost $20,393,026,404) 19,786,949,148

Portfolio of Investments September 30, 2024
(continued)
High Yield
124
Investments in Derivatives
Total Return Swaps - OTC Uncleared
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
479,297 (o) State Street Navigator Securities Lending Government Money
Market Portfolio
5.020% (p) $ 479,297
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $479,297) 479,297
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.2%
365,400,000 REPURCHASE AGREEMENTS - 2.2% 365,400,000
$ 365,400,000 (q) Fixed Income Clearing Corporation 4.820 10/01/24 365,400,000
TOTAL REPURCHASE AGREEMENTS
(Cost $365,400,000) 365,400,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $365,400,000) 365,400,000
TOTAL INVESTMENTS - 123.8%
(Cost $20,758,905,701 ) 20,152,828,445
FLOATING RATE OBLIGATIONS - (32.3)% (5,256,022,000)
OTHER ASSETS & LIABILITIES, NET -  8.5% 1,381,595,810
NET ASSETS - 100% $ 16,278,402,255
Credit Default Swaps - OTC Uncleared
Counterparty
Referenced
Entity
Buy/Sell
Protection (r)
Current
Credit
Spread (s)
Notional
Amount
Fixed
Rate
(Annualized)
Fixed Rate
Payment
Frequency
Maturity
Date Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.(h)
City of Chicago Sell 1.27% $ 5,000,000 1.000 % Quarterly 12/20/24 $ 4,728 $ (13,141) $ 17,869
Citigroup Global
Markets Inc.(h)
City of Chicago Sell 1.82 5,000,000 1.000 Quarterly 12/22/25 18,678 (50,880) 69,558
Citigroup Global
Markets Inc.(h)
City of Chicago Sell 3.04 60,000,000 1.000 Quarterly 6/20/28 (11,067) (2,751,775) 2,740,708
Citigroup Global
Markets Inc.(h)
State of Illinois Sell 1.19 25,000,000 1.000 Quarterly 12/20/25 186,639 (81,040) 267,679
Total
$ 95,000,000 $ 198,978
$(2,896,836) $ 3,095,814
Counterparty
Pay/Receive
(s) Underlying Reference Units
Fund Pay/
Receive
Floating Rate Floating Rate
Payment
Frequency
Maturity
Date Notional Amount
Unrealized
Appreciation
(Depreciation)
Toronto-Dominion Bank Pay TDCENRGY Index
(t)
(495,023) Receive SOFR minus 0.60% Maturity Date 3/9/26 $(64,437,837) $(13,186,107)
Toronto-Dominion Bank Pay TDCENRGY Index
(t)
(492,485) Receive SOFR minus 0.60% Maturity Date 3/9/26 (64,107,462) (15,617,870)
Toronto-Dominion Bank Pay TDCENRGY Index
(t)
(660,030) Receive SOFR minus 0.60% Maturity Date 3/9/26 (85,917,029) (21,266,861)
Toronto-Dominion Bank Pay TDCENRGY Index
(t)
(652,923) Receive SOFR minus 0.60% Maturity Date 3/9/26 (84,991,901) (21,521,271)
Toronto-Dominion Bank Pay TDCENRGY Index
(t)
(656,476) Receive SOFR minus 0.60% Maturity Date 3/9/26 (85,454,400) (22,914,921)
Toronto-Dominion Bank Pay TDCENRGY Index
(t)
(374,131) Receive SOFR minus 0.60% Maturity Date 3/9/26 (48,701,156) (13,126,356)
Total $(433,609,785) $(107,633,386)
(a) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $5,053,798,005 or 25.1% of Total Investments.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) When-issued or delayed delivery security.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.

125
(i) Inverse floating rate trust is a non recourse trust.
(j) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $453,925.
(k) Common Stock received as part of spin-off from WestRock Company.
(l) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(m) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(n) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(o) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(p) The rate shown is the one-day yield as of the end of the reporting period.
(q) Agreement with Fixed Income Clearing Corporation, 4.820% dated 9/30/24 to be repurchased at $365,448,923 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/28, valued at $372,708,050.
(r) The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(s) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(s) Receive represents that the Fund receives payments for any positive net return on the underlying reference and makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference and makes payments for any positive net return on such underlying reference.
(t) The following table represents the individual postions within each Toronto-Dominion Bank total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (472,489) (9,478,122) 14.7%
Brookfield Renewable Corp (35,363) (1,154,965) 1.8%
Clearway Energy Inc (9,237) (283,393) 0.4%
Constellation Energy Corp (73,444) (19,096,799) 29.6%
Innergex Renewable Energy Inc (21,516) (225,271) 0.3%
NextEra Energy Inc (31,870) (2,693,958) 4.2%
Northland Power Inc (43,342)
(1,011,178)
1.6%
Public Service Enterprise Group Inc (107,942) (9,629,499) 14.9%
Vistra Corp (176,014) (20,864,652) 32.4%
Total (64,437,837) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (470,066) (9,429,528) 14.7%
Brookfield Renewable Corp (35,182) (1,149,044) 1.8%
Clearway Energy Inc (9,190) (281,939) 0.4%
Constellation Energy Corp (73,067) (18,998,889) 29.6%
Innergex Renewable Energy Inc (21,406) (224,116) 0.3%
NextEra Energy Inc (31,706) (2,680,146) 4.2%
Northland Power Inc (43,120) (1,005,994) 1.6%
Public Service Enterprise Group Inc (107,389) (9,580,128) 14.9%
Vistra Corp
(175,111)
(20,757,678) 32.4%
Total (64,107,462) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (629,984) (12,637,484) 14.7%
Brookfield Renewable Corp (47,151) (1,539,952) 1.8%
Clearway Energy Inc (12,316) (377,856) 0.4%
Constellation Energy Corp (97,925) (25,462,373) 29.6%
Innergex Renewable Energy Inc (28,688) (300,361) 0.3%
NextEra Energy Inc (42,493) (3,591,940) 4.2%
Northland Power Inc (57,790) (1,348,236) 1.6%
Public Service Enterprise Group Inc (143,922) (12,839,319) 14.9%

Portfolio of Investments September 30, 2024
(continued)
High Yield
126
Vistra Corp (234,685) (27,819,508) 32.4%
Total (85,917,029) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (623,201) (12,501,407) 14.7%
Brookfield Renewable Corp (46,643) (1,523,370) 1.8%
Clearway Energy Inc (12,183) (373,788) 0.4%
Constellation Energy Corp (96,870) (25,188,202) 29.6%
Innergex Renewable Energy Inc (28,379) (297,127) 0.3%
NextEra Energy Inc (42,036) (3,553,263) 4.2%
Northland Power Inc (57,168) (1,333,719) 1.6%
Public Service Enterprise Group Inc (142,373) (12,701,069) 14.9%
Vistra Corp (232,158) (27,519,956) 32.4%
Total (84,991,901) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (626,592) (12,569,435) 14.7%
Brookfield Renewable Corp (46,897) (1,531,660) 1.8%
Clearway Energy Inc (12,250) (375,822) 0.4%
Constellation Energy Corp (97,397) (25,325,269) 29.6%
Innergex Renewable Energy Inc (28,533) (298,744) 0.3%
NextEra Energy Inc (42,264) (3,572,599) 4.2%
Northland Power Inc (57,479) (1,340,976) 1.6%
Public Service Enterprise Group Inc (143,147) (12,770,184) 14.9%
Vistra Corp (233,421) (27,669,711) 32.4%
Total (85,454,400) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (357,100) (7,163,424) 14.7%
Brookfield Renewable Corp (26,727) (872,905) 1.8%
Clearway Energy Inc (6,981) (214,184) 0.4%
Constellation Energy Corp (55,508) (14,433,076) 29.6%
Innergex Renewable Energy Inc (16,261) (170,256) 0.3%
NextEra Energy Inc (24,087) (2,036,053) 4.2%
Northland Power Inc (32,758) (764,233) 1.6%
Public Service Enterprise Group Inc (81,581) (7,277,832) 14.9%
Vistra Corp (133,028) (15,769,193) 32.4%
Total (48,701,156) 100%
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TSFR
1M CME Term SOFR 1 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
See Notes to Financial Statements

127
Portfolio of Investments September 30, 2024
Short Duration High Yield
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.6%
4557450044 MUNICIPAL BONDS - 95.4% 4557450044
ALABAMA - 3.4%
$ 2,120,000 (a) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
5.350% 09/01/27 $ 2,133,457
50,000,000 (b),(c) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 7 Series 2022C-2, (Mandatory Put 6/01/29)
(SOFR*0.67% + 2.150%), (UB)
5.708 02/01/53 52,045,680
2,220,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024A, (Mandatory Put 9/01/32)
5.250 05/01/55 2,447,695
1,645,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, (AMT), (Mandatory Put 11/01/30)
6.375 11/01/50 1,897,194
5,125,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, (AMT)
5.750 10/01/49 5,408,996
200,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2022
3.875 11/01/27 194,460
760,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.000 04/15/27 704,254
5,955,000 (d) Montgomery Medical Clinic Board, Alabama, Health Care Facility
Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5.000 03/01/33 4,049,400
3,500,000 (d) Montgomery Medical Clinic Board, Alabama, Health Care Facility
Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5.000 03/01/36 2,380,000
7,845,000 Phenix City Industrial Development Board, Alabama,
Environmental Improvement Revenue Refunding Bonds,
MeadWestvaco Coated Board Project, Series 2012A, (AMT)
4.125 05/15/35 7,844,770
5,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5.000 08/01/54 5,436,846
10,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5.000 06/01/49 10,995,745
50,000,000 (b),(c) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1, (Mandatory
Put 12/01/29) (SOFR*0.67% + 2.420%), (UB)
5.978 01/01/53 52,695,000
14,000,000 (a) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5.250 05/01/44 14,365,821
TOTAL ALABAMA 162,599,318
ALASKA - 0.0%
260,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
4.000 06/01/41 258,112
TOTAL ALASKA 258,112
ARIZONA - 3.0%
25,000,000 (c) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Series 2007B (3-Month LIBOR*0.67% +
0.810%), (UB)
4.597 01/01/37 24,340,700
1,500,000 (a),(b),(e) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
7.347 01/01/37 1,368,140
3,000,000 (a),(b),(e) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
7.428 01/01/37 2,736,281
3,000,000 (a),(b),(e) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
7.428 01/01/37 2,736,280
1,500,000 (a),(b),(e) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
7.428 01/01/37 1,368,140

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
128
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 500,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D
5.000% 07/01/37 $ 509,446
480,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Somerset Academy of Las Vegas Aliante
and Skye Canyon Campus Projects, Series 2021A
3.000 12/15/31 448,471
565,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017B
4.000 03/01/27 562,156
130,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2022
5.000 07/01/32 135,423
1,245,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, KIPPC NYC Public Charter Schools - Jerome
Facility Project, Social Series 2021B
4.000 07/01/41 1,228,503
685,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
4.500 07/01/29 686,329
3,435,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5.000 07/01/49 3,391,499
305,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Mater Academy of Nevada - Mountain Vista
Campus Project, Series 2018A
4.750 12/15/28 313,140
680,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5.750 07/15/38 697,107
1,545,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Sloan Canyon
Campus Project, Series 2020A-2
5.500 09/15/28 1,607,992
360,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy-Cadence Campus Project,
Series 2020A
4.000 07/15/30 361,012
30,885,000 (a) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Senior Series 2022A-1
4.000 12/01/41 26,023,123
1,825,000 (a) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
5.850 06/01/29 1,906,939
1,235,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
4.750 01/01/28 1,150,251
9,525,000 (a) Arizona Industrial Development Authority, Revenue Bonds,
Mirabella at ASU Project, Refunding Series 2023A
4.700 10/01/28 8,741,912
10,095,000 (a) Arizona Industrial Development Authority, Revenue Bonds,
Mirabella at ASU Project, Refunding Series 2023B, (Mandatory
Put 1/01/27)
7.350 10/01/28 9,485,968
5,675,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 5,751,196
650,000 (a) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership Academy
Project, Refunding Series 2020
4.750 07/01/30 629,925
225,000 (a) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015
4.000 07/15/25 224,159
69,000 (a) Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014
4.375 07/01/25 68,998
250,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Social Series 2021A
4.000 07/01/31 250,095
1,460,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Benjamin Franklin Charter School
Projects, Series 2018A
4.800 07/01/28 1,506,890
650,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
3.000 07/01/31 621,500

129
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 385,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4.000% 07/01/41 $ 368,635
5,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4.000 07/01/34 5,001,328
5,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4.000 07/01/39 4,882,943
1,745,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
5.250 07/01/34 1,815,183
2,885,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6.250 07/01/44 3,043,561
130,000 (a) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020
5.000 10/01/26 129,683
425,000 (a) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020
5.125 10/01/30 426,632
1,085,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5.000 09/01/45 1,020,588
1,175,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series
2015
5.000 07/01/45 1,176,907
535,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019
5.000 06/15/34 538,097
660,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019
5.000 06/15/39 661,949
6,995,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5.000 07/01/30 7,226,410
595,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
4.375 07/01/26 596,495
600,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5.125 07/01/30 611,506
1,870,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5.500 07/01/40 1,891,857
370,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5.000 07/01/29 375,357
425,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5.000 07/01/34 429,293
575,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5.000 07/01/39 577,345
1,720,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Leading Edge Academy
Maricopa Charter School Project, Series 2013
7.750 12/01/43 1,725,542
815,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6.125 02/01/28 851,568
640,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter School
Project, Series 2020
5.000 06/15/35 645,982
2,525,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter School
Project, Series 2020-1
5.000 06/15/35 2,548,601

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
130
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 290,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
4.125% 07/01/29 $ 283,923
5,285,000 Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Charter Schools Refunding
Project, Series 2016R
5.000 07/01/31 5,335,679
280,000 (a) Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Noah Webster Schools Mesa Project,
Series 2015A
4.000 12/15/24 279,477
100,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/37 111,910
444,000 (a) Show Low Bluff Community Facilities District, Show Low, Arizona,
Special Assessment Bonds, Area One, Series 2007
5.600 07/01/31 418,107
1,250,000 (a),(f) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2024
5.000 06/15/34 1,309,879
286,000 Southside Community Facilities District 1, Prescott Valley,
Arizona, Special Assessment Revenue Bonds, Series 2008
7.250 07/01/32 232,907
1,155,000 (a) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
5.500 10/01/27 1,034,615
10,000 (a) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.000 10/01/37 7,340
TOTAL ARIZONA 144,410,874
ARKANSAS - 0.6%
13,310,000 (a) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5.450 09/01/52 13,959,895
9,715,000 (b),(e) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5.700 05/01/53 10,348,204
415,000 (a) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Taxable Series 2024B
8.500 07/01/28 422,773
2,500,000 (a) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4.500 09/01/49 2,488,779
TOTAL ARKANSAS 27,219,651
CALIFORNIA - 5.4%
7,215,000 (b),(e) Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.000 03/01/31 7,260,029
7,565,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.250 03/01/36 7,608,011
355,000 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series
2015
5.000 05/01/25 358,770
4,455,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5.250 01/01/54 4,815,789
50,000,000 (b),(c) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green SIFMA Index Rate Series 2022A-1,
(Mandatory Put 8/01/28) (SOFR*0.67% + 1.700%), (UB)
5.258 05/01/53 50,192,740
5,000,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, K Street Flats, Series 2021A-2
4.000 08/01/50 4,127,493
3,500,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Mira Vista Hills  Apartments, Series
2021A
4.000 02/01/56 2,140,276
14,700,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5.000 04/01/49 13,350,280
250,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Refunding Series
2021A
4.000 06/01/36 247,004

131
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 630,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Refunding Series
2021A
4.000% 06/01/51 $ 565,974
225,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
4.000 08/15/34 226,882
4,250,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5.200 12/01/27 4,305,617
14,239 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3.500 11/20/35 13,941
11,155,000 (a) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Series
2020A-4, (AMT), (Mandatory Put 8/15/25)
8.000 01/01/50 11,488,771
110,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
4.500 10/01/25 110,021
270,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
4.500 06/01/28 270,544
395,000 (a) California Municipal Finance Authority,  Revenue Bonds, Creative
Center of Los Altos Project Pinewood & Oakwood Schools, Series
2016B
4.000 11/01/26 395,412
1,150,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Bella Mente Montessori Academy Project, Series
2018A
5.000 06/01/28 1,174,731
555,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
4.000 06/15/26 550,283
1,900,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5.000 06/15/46 1,900,780
170,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
4.375 07/01/25 170,582
185,000 California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2014A
4.150 10/01/24 185,000
680,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2018A
3.875 07/01/28 677,972
840,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5.000 06/01/36 854,523
220,000 (a) California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A
5.000 06/15/41 218,262
23,031,665 (a) California Municipal Finance Authority, Multifamily Housing
Revenue Bonds, Pacific Oaks Senior Apartments, Series 2022A,
(Mandatory Put 7/01/32)
4.000 07/01/57 22,549,391
175,000 (a) California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc., Series
2021A
5.000 12/01/36 182,670
420,000 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2014A
4.250 01/01/25 418,176
300,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015
5.000 11/01/24 300,173
350,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015
5.000 11/01/27 350,185
1,425,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.000 11/01/28 1,450,486
2,595,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250 11/01/29 2,647,734
1,990,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.000 11/01/30 2,016,447
1,000,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250 11/01/31 1,016,870
1,000,000 (a) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A
6.000 10/01/50 1,031,953
4,940,000 California Municipal Finance Authority, Special Facility Revenue
Bonds, United Airlines, Inc. Los Angeles International Airport
Project, Series 2019, (AMT)
4.000 07/15/29 4,982,662

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
132
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,575,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2015A-
3, (AMT)
4.300% 07/01/40 $ 2,593,236
2,750,000 (a) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019
5.000 11/21/45 2,854,158
1,355,000 (a) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
4.250 07/01/30 1,301,394
415,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
5.250 06/15/27 420,684
860,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
5.000 07/01/35 900,008
1,375,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
5.250 07/01/40 1,450,852
1,905,000 (a) California School Finance Authority Charter School Revenue
Bonds, California, ACE Charter Schools, Obligated Group, Series
2016A
4.500 06/01/29 1,913,094
1,135,000 (a) California School Finance Authority Charter, School Revenue
Bonds, Rocketship Education, Mateo Sheedy Project, Series
2015A
4.250 03/01/28 1,136,573
515,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Encore Education Obligated Group, Series
2016A
5.000 06/01/26 509,867
265,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2019A
5.000 06/01/29 269,517
750,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2019A
5.000 06/01/39 754,713
2,080,000 (a) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7.250 06/15/43 2,192,074
405,000 (a) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Taxable Series
2023B
7.500 06/15/29 423,000
10,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5.000 08/01/42 10,246
400,000 (a) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5.000 06/01/26 403,992
385,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
4.000 06/01/26 371,579
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
4.500 06/01/31 904,169
230,000 (a),(g) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (ETM)
5.500 07/01/27 239,018
250,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
5.500 07/01/27 254,577
695,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5.000 08/01/33 737,148
500,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5.250 08/01/38 533,060
370,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5.000 06/01/26 372,074
630,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
4.500 06/01/27 634,797

133
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 975,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5.000% 06/01/34 $ 988,472
315,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G
5.000 06/01/30 322,956
6,865,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Academy Obligated Group, Series
2021A
4.000 06/01/61 5,204,920
240,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4.000 06/01/31 229,143
100,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4.000 06/01/41 84,834
2,165,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2023A
5.500 06/01/43 2,229,280
250,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds Lead Lancaster Project, Series 2021A
4.000 06/01/31 243,841
435,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds Lead Lancaster Project, Series 2021A
5.000 06/01/41 436,046
1,465,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5.000 03/01/37 1,324,836
100,000 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A
4.750 10/01/24 100,000
145,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alta Public Schools Project, Series 2014A
5.750 11/01/24 145,120
255,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2021A
4.000 07/01/29 260,705
465,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2021A
4.000 07/01/38 466,705
145,000 (a) California Statewide Communities Development Authority
Revenue Bonds, California Baptist University, Refunding Series
2017A
5.000 11/01/32 150,482
1,100,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/41 1,116,089
11,000,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/46 11,129,900
3,830,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 3,878,852
850,000 (a) California Statewide Communities Development Authority,
College Housing Revenue Bonds, National Campus Community
Development - Hooper Street LLC Project, Series 2019
5.000 07/01/29 877,290
225,000 (a) California Statewide Communities Development Authority,
Revenue Bonds, 899 Charleston Project, Refunding Series 2014A
5.000 11/01/24 225,063
155,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
4.375 09/01/25 155,980
1,005,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5.000 09/02/25 1,023,710
1,045,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5.000 09/02/26 1,064,077
405,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
4.000 09/02/28 411,947

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
134
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,150,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5.000% 09/02/38 $ 2,257,004
14,839 (d),(h) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 10/01/24 14,839
32,883 (d),(h) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 07/01/30 32,883
2,268 (d),(h) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 07/01/35 2,268
5,916 (d),(h) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005G
5.500 07/01/24 5,916
12,104 (d),(h) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005H
5.750 07/01/25 12,103
315,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5.250 09/01/27 315,358
2,060,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine
Lien Series 2021B
4.000 10/01/46 1,696,626
1,175,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Renaissance at City Center, Series
2020A
5.000 07/01/51 1,176,910
2,500,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior
Lien Series 2021A
3.250 10/01/58 1,834,079
2,885,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3.000 12/01/49 2,113,885
740,000 (g) Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, (Pre-
refunded 6/01/28)
5.000 06/01/35 808,764
3,800,000 Grossmont Healthcare District, California, General Obligation
Bonds, Refunding Series 2015D
4.000 07/15/40 3,803,278
195,000 Hesperia, California, Special Tax Bonds, Community Facilities
District 2005-1 Belgate Development Restructuring Series 2014
5.000 09/01/26 196,610
10,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.Turbo
Capital Appreciation
0.000 06/01/36 4,636,463
2,175,000 Kaweah Delta Health Care District, California, Revenue Bonds,
Series 2015B
5.000 06/01/40 2,162,690
340,000 Lathrop, California, Limited Obligation Improvement Bonds,
Crossroads Assessment District, Series 2015
4.000 09/02/25 341,057
85,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
1, Series 2019
4.200 09/01/25 85,010
105,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
1, Series 2019
4.350 09/01/26 105,666
125,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
1, Series 2019
4.400 09/01/27 126,235
145,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
1, Series 2019
4.500 09/01/28 147,275
1,120,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
1, Series 2019
5.100 09/01/33 1,159,128

135
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 55,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
2, Series 2019
4.200% 09/01/25 $ 55,006
65,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
2, Series 2019
4.350 09/01/26 65,413
80,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
2, Series 2019
4.400 09/01/27 80,790
95,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
2, Series 2019
4.500 09/01/28 96,525
695,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
2, Series 2019
5.100 09/01/33 719,280
110,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
3, Series 2019
4.200 09/01/25 110,012
130,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
3, Series 2019
4.350 09/01/26 130,825
155,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
3, Series 2019
4.400 09/01/27 156,531
180,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
3, Series 2019
4.500 09/01/28 182,890
1,390,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
3, Series 2019
5.100 09/01/33 1,438,561
25,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
4.450 09/01/25 25,012
30,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
4.600 09/01/26 30,212
35,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
4.650 09/01/27 35,382
45,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
4.750 09/01/28 45,767
335,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
5.350 09/01/33 348,122
1,845,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
5.850 09/01/49 1,906,055
40,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement Areas
4, Series 2019
4.200 09/01/25 40,004
45,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement Areas
4, Series 2019
4.350 09/01/26 45,286
55,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement Areas
4, Series 2019
4.400 09/01/27 55,543
65,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement Areas
4, Series 2019
4.500 09/01/28 66,020
495,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement Areas
4, Series 2019
5.100 09/01/33 512,293

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
136
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 105,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5.500% 11/15/37 $ 124,195
7,370,000 (c) Modesto Irrigation District Financing Authority, California,
Domestic Water Project Revenue Bonds, Index Rate Series 2007 -
NPFG Insured (TSFR3M*0.67% + 0.630%)
4.166 09/01/37 7,055,294
525,000 Moorpark, California, Special Tax Bonds, Community Facilities
District 2004-1, Refunding Junior Lien Series 2014B
5.200 09/01/28 525,994
690,000 ndio, California, Special Tax Bonds, Community Facilities District
2004-3 Terra Lago, Improvement Area 1, Series 2015
5.000 09/01/26 701,733
755,000 ndio, California, Special Tax Bonds, Community Facilities District
2004-3 Terra Lago, Improvement Area 1, Series 2015
5.000 09/01/28 765,368
100,000 Palm Desert, California, Special Tax Bonds, Community Facilities
District 2021-1 University Park, Series 2021
3.000 09/01/31 94,286
110,000 Palm Desert, California, Special Tax Bonds, Community Facilities
District 2021-1 University Park, Series 2021
4.000 09/01/41 105,168
500,000 Perris Joint Powers Authority, California, Local Agency Revenue
Bonds, Community Facilities District 2001-1 May Farms
Improvement Area 6 &7, Refunding Series 2014E
5.000 09/01/25 500,744
525,000 Perris Joint Powers Authority, California, Local Agency Revenue
Bonds, Community Facilities District 2001-1 May Farms
Improvement Area 6 &7, Refunding Series 2014E
5.000 09/01/26 525,903
100,000 Poway Unified School District, San Diego County, California,
Special Tax Bonds, Community Facilities District 15 Del Sur East
Improvement Area C, Series 2016
5.000 09/01/26 104,359
700,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2018-1 Grantline 208, Series 2021B
4.000 09/01/41 682,336
345,000 Riverside County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Refunding Series 2014A - AGM
Insured
5.000 10/01/29 345,626
750,000 Riverside County, California, Special Tax Bonds, Community
Facilities District 03-1 Newport Road, Series 2014
5.000 09/01/25 755,622
375,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016
4.000 09/01/26 380,448
5,100,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5.000 07/01/56 5,366,867
5,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5.000 05/01/46 5,063,168
230,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5.000 09/01/27 244,693
400,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5.000 09/01/32 442,567
385,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5.000 09/01/37 418,156
1,100,000 (a) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2022A
4.000 09/01/32 1,104,472
30,000 San Jacinto, California, Special Tax Bonds, Community Facilities
District 2002-1 Rancho San Jacinto Phase 2, Series 2016
5.000 09/01/30 30,804
100,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5.500 09/01/27 104,933
375,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-2,  Improvement Area 2, Series 2021
4.000 09/01/36 378,081
65,000 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding
Series 2015
5.000 09/01/25 66,086
TOTAL CALIFORNIA 258,472,991

137
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO - 8.8%
$ 2,128,300 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Refunding Series 2021
4.000% 12/01/40 $ 2,020,145
3,778,709 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 2, Series 2021
4.000 12/01/40 3,586,685
3,870,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding and
Improvement Series 2023B
8.250 12/15/39 4,057,625
215,000 (g) Arkansas River Power Authority, Colorado, Power Revenue
Bonds, Series 2006 - SYNCORA GTY Insured, (ETM)
5.875 10/01/26 221,007
2,605,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5.750 12/01/51 2,557,753
1,028,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4.000 12/01/29 1,003,726
2,850,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/48 2,730,808
2,530,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5.750 12/01/46 2,533,501
635,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited
Tax Series 2021A
5.000 12/01/51 590,983
525,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4.250 12/01/31 500,304
1,565,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4.500 12/01/41 1,387,766
1,500,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4.750 12/01/51 1,215,070
329,000 Brighton Crossing Metropolitan District 4, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Series 2017A
4.000 12/01/27 328,041
4,384,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/35 3,788,478
20,625,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.125 12/01/48 17,616,031
6,154,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/39 5,576,183
12,050,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/49 9,936,306
4,985,000 Broadway Station Metropolitan District 3, Denver County,
Colorado, Tax Increment Supported Revenue Bonds, Series
2023A
7.000 12/15/32 4,927,464
2,100,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2017A
6.000 12/01/37 2,108,217
265,000 Cathedral Pines Metropolitan District, El Paso County, Colorado,
General Obligation Bonds, Refunding Series 2016
4.000 12/01/26 265,369
854,000 Clear Creek Transit Metropolitan District 2, Adams County,
Colorado, Revenue Supported Limited Tax General Obligation
Bonds, Series 2021A
4.000 12/01/31 768,140
1,125,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project, Series
2017
4.625 10/01/27 1,111,229

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
138
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 250,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
4.125% 07/01/26 $ 250,198
845,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5.000 03/15/32 862,901
1,935,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5.125 03/15/42 1,966,703
150,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Taxable
Series 2022B
5.250 03/15/26 149,106
500,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Liberty Common Charter School, Series
2014A
5.000 01/15/29 500,484
600,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Union Colony School Project, Series
2018
5.000 04/01/38 619,341
555,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Global Village Academy - Northglenn Project, Series 2020
5.000 12/01/40 540,556
2,210,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Global Village Academy - Northglenn Project, Series 2020
5.000 12/01/50 2,043,104
1,525,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5.000 10/01/29 1,565,957
2,270,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5.000 10/01/39 2,297,711
3,520,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5.000 10/01/59 3,474,144
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group, Series
2013
8.000 08/01/43 2,019,857
375,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
5.000 02/01/27 344,300
280,000 (a),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.000 12/01/25 253,173
750,000 (a),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.500 12/01/30 603,961
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Series 2015
5.000 05/15/40 1,006,106
500,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5.625 12/01/32 506,056
433,000 Colorado International Center Metropolitan District 3, Aurora,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2016
4.625 12/01/31 426,899
388,000 Crystal Crossing Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
4.500 12/01/26 389,555
10,835,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 6,166,543
5,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5.250 12/01/48 5,209,275
2,290,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6.000 12/01/48 2,359,821
1,595,000 (a) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5.250 12/01/39 1,615,470

139
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 465,000 (a) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5.250% 12/01/39 $ 470,968
457,000 (a) DIATC Metropolitan District, Commerce City, Adams County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2019
3.250 12/01/29 434,220
500,000 (a) Elbert and Highway 86 Commercial Metropolitan District, Elbert
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2021A
3.750 12/01/29 491,041
20,950,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 20,996,161
305,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5.000 12/01/32 318,216
3,800,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6.000 12/01/38 3,772,709
7,900,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.250 12/01/32 8,067,949
4,020,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.500 12/01/42 4,124,439
2,000,000 (a) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.500 06/01/50 1,832,610
3,035,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds, Series
2021
4.000 12/01/31 2,817,662
500,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds, Series
2021
4.500 12/01/41 433,851
1,170,000 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3
5.250 12/01/32 1,185,041
1,300,000 Heritage Todd Creek Metropolitan District, Colorado, General
Obligation Bonds Limited Tax, Refunding & Improvement Series
2015
6.000 12/01/28 1,302,050
4,250,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 4,278,875
1,288,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021
4.000 12/01/31 1,212,691
550,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021
5.000 12/01/41 534,564
5,070,000 Hillside at Castle Rock Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A
6.250 12/01/47 5,206,711
1,079,000 Hillside at Castle Rock Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2022B
9.000 12/15/47 1,108,112
1,760,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
5.000 12/01/29 1,765,923
2,830,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
5.125 12/01/34 2,777,596
6,290,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.125 12/01/44 6,203,017
1,061,000 (d) Lambertson Farms Metropolitan District 1, Colorado, Revenue
Bonds, Refunding & Improvement Series 2015
5.000 12/15/25 1,047,654
2,500,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A-3
4.500 12/01/50 2,043,887
3,885,000 (a) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
6.500 11/01/32 4,011,283

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
140
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 14,550,000 (a) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7.125% 11/01/42 $ 14,992,789
1,160,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5.000 12/01/41 1,127,445
930,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
6.250 12/01/37 959,095
1,100,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
6.500 12/01/42 1,133,832
1,700,000 Mirabelle Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/39 1,713,859
1,000,000 Mountain Brook Metropolitan District, Longmont, Boulder
County, Colorado, Limited Tax General Obligation Bonds, Series
2021
4.500 12/01/41 859,842
437,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
4.000 12/01/26 437,178
1,227,000 North Park Metropolitan District 1, in the City of Broomfiled,
Colorado, Special Revenue Bonds, Series 2018A-1
5.375 12/01/34 1,250,006
1,540,000 North Park Metropolitan District 1, in the City of Broomfiled,
Colorado, Special Revenue Bonds, Series 2018A-2
5.500 12/01/34 1,572,807
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5.000 12/01/40 2,027,356
2,690,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
4.000 12/01/29 2,598,808
6,160,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5.000 12/01/49 5,844,645
500,000 (a) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4.000 12/01/35 451,193
2,900,000 (a) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5.000 12/01/51 2,597,615
3,950,000 (i) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
0.000 12/01/42 2,478,444
15,945,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6.500 12/01/34 15,694,145
500,000 Prairie Center Metropolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
District Improvements Revenue Bonds, Refunding Series 2024B
5.875 12/15/46 545,714
525,000 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited
Tax General Obligatoin Bonds, Convertible to Unlimited Tax
Series 2021A
3.750 12/01/41 442,326
440,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.250 11/15/28 465,842
2,800,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.500 11/15/38 3,514,685
19,165,000 (a) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4.750 12/01/45 13,394,633
200,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4.250 12/01/28 200,001
335,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4.375 12/01/30 328,100
1,900,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4.500 12/01/32 1,800,872
9,560,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5.000 12/01/42 9,082,129
1,500,000 RM Mead Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A
5.250 12/01/50 1,504,572
13,640,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A
6.375 12/01/42 14,155,849

141
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 6,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A
6.750% 12/01/52 $ 6,171,418
1,167,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3.250 12/01/31 1,058,052
691,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3.750 12/01/41 574,029
300,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
3.500 12/01/27 299,388
3,000,000 St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A
5.125 12/01/47 3,005,154
2,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
5.800 12/01/32 2,135,657
8,500,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6.500 12/01/42 9,118,785
1,550,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special District
1, Series 2024
5.625 12/01/43 1,623,152
3,205,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020
5.000 12/01/40 3,192,980
2,000,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020
5.125 12/01/50 1,933,659
1,345,000 Sterling Ranch Metropolitan District 2, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 22
5.250 12/01/32 1,372,278
5,050,000 Sterling Ranch Metropolitan District 2, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 22
5.500 12/01/42 5,120,237
825,000 (a) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4.500 12/01/42 708,313
2,750,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/41 2,444,211
21,170,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/51 17,341,755
1,500,000 (a) Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.500 12/01/41 1,399,496
10,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.125 12/01/34 10,050,261
630,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.375 12/01/39 632,984
3,500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.500 12/01/48 3,512,549
1,030,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5.000 12/01/36 947,142
2,465,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5.000 12/01/41 2,166,941
12,125,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5.000 12/01/51 9,932,394
1,250,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5.000 12/01/41 1,268,929
1,110,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.250 12/01/32 1,117,497
1,000,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
5.125 12/01/51 886,561
3,750,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4.625 12/01/51 2,499,110

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
142
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,600,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000% 12/01/31 $ 1,543,847
14,000,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000 12/01/36 12,870,530
21,365,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000 12/01/41 18,367,882
19,000,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 15,080,045
1,510,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds, Series
2019
5.000 12/01/39 1,511,661
TOTAL COLORADO 421,499,961
CONNECTICUT - 0.6%
12,160,000 (b),(e) Connecticut Development Authority, Airport Facilities Revenue
Bonds, Learjet Inc., Series 2004, (AMT)
7.950 04/01/26 12,166,487
1,450,000 (a),(b),(e) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
4.500 10/01/34 1,336,450
11,750,000 (a),(b),(e) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
5.000 10/01/54 9,675,388
925,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, McLean Affiliates, Series 2020A
5.000 01/01/30 930,141
600,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4.000 04/01/31 605,219
1,755,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4.000 04/01/41 1,652,376
750,000 (a) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
5.625 04/01/44 800,098
TOTAL CONNECTICUT 27,166,159
DELAWARE - 0.1%
1,375,000 (a) Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores
Special Development District, Series 2024
5.250 07/01/44 1,455,379
1,535,000 (a) Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores
Special Development District, Series 2024
5.625 07/01/53 1,635,469
180,000 Delaware Economic Development Authority, Delaware, Revenue
Bonds, ASPIRA of Delaware Charter Operations Inc. DBA Las
Americas ASPIRA Academy Project, Series 2022A
4.000 06/01/52 152,456
185,000 Delaware Economic Development Authority, Delaware, Revenue
Bonds, ASPIRA of Delaware Charter Operations Inc. DBA Las
Americas ASPIRA Academy Project, Series 2022A
4.000 06/01/57 152,788
410,000 Delaware Economic Development Authority, Revenue Bonds,
ASPIRA of Delaware Charter Operations, Inc. Project, Series
2016A
3.250 06/01/26 403,067
335,000 (a),(g) Delaware Economic Development Authority, Revenue Bonds,
Odyssey Charter School Inc. Project, Series 2015A, (Pre-refunded
3/03/25)
6.250 09/01/25 339,229
1,000,000 (a) Milton, Delaware, Special Obligation Bonds, Granary Farm
Special Development District, Series 2024
5.700 09/01/44 1,046,832
TOTAL DELAWARE 5,185,220
DISTRICT OF COLUMBIA - 0.5%
650,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5.000 06/01/34 683,787
600,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5.625 06/01/44 632,460
10,000,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Series 2015B
5.250 10/01/44 10,159,732
270,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5.000 07/01/32 275,537

143
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 760,000 District of Columbia, Washington, D.C., Revenue Bonds, Inspired
Teaching Demonstration Public Charter School Issue, Series 2022
5.000% 07/01/32 $ 791,246
1,500,000 District of Columbia, Washington, D.C., Revenue Bonds, Inspired
Teaching Demonstration Public Charter School Issue, Series 2022
5.000 07/01/42 1,538,974
235,000 District of Columbia, Washington, D.C., Revenue Bonds, The
Methodist Home of the District of Columbia, Series 1999
4.500 01/01/25 234,379
11,450,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015B, (AMT)
5.000 10/01/33 11,593,054
TOTAL DISTRICT OF COLUMBIA 25,909,169
FLORIDA - 18.6%
65,000 A.H. at Turnpike South Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds, Phase 1
Project, Series 2015
5.500 11/01/25 65,591
125,000 Abbott Square Community Development District, Zephyrhills,
Florida, Special Assessment Revenue Bonds, 2022 Project Series
2022
4.500 06/15/27 126,242
125,000 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-A Series 2018A
4.000 11/01/24 124,982
720,000 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-A Series 2018A
4.750 11/01/29 735,767
785,000 (a) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
4.750 11/01/29 807,059
325,000 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016
5.500 11/01/30 332,786
275,000 (a) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5.000 05/01/31 279,036
1,000,000 (a) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5.600 05/01/44 1,030,943
520,000 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
4.625 05/01/28 527,779
350,000 (a) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
4.500 11/01/28 354,781
90,000 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2017
5.000 05/01/28 92,173
270,000 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1
5.375 05/01/28 278,620
60,000 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2021
2.375 05/01/26 58,705
250,000 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2021
3.000 05/01/32 233,704
740,000 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2021
3.375 05/01/41 628,681
205,000 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phase 1 & 2 Sub-Assessment Area 1 Project,
Series 2019
3.700 11/01/29 203,962
200,000 (a) Avalon Park West Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2022
Project Area, Refunding Series 2022
4.700 05/01/32 207,630
515,000 (a) Avalon Park West Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2022
Project Area, Refunding Series 2022
5.500 05/01/42 544,372
485,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021
2.600 05/01/26 475,612
1,355,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021
3.200 05/01/31 1,294,529
1,000,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021
3.750 05/01/41 897,621

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
144
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 380,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
4.900% 05/01/29 $ 390,883
590,000 (a) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4 Project,
Series 2020
3.800 05/01/32 586,107
165,000 (a) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4 Project,
Series 2020
4.300 05/01/42 157,727
310,000 (a) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5 Project,
Series 2022
3.000 05/01/27 303,904
915,000 (a) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5 Project,
Series 2022
3.300 05/01/32 872,675
2,445,000 (a) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5 Project,
Series 2022
4.000 05/01/42 2,210,239
985,000 (a) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
2.750 05/01/31 907,046
4,490,000 (a) Avenir Community Development District, Palm Beach Gardens,
Florida, Special Assessment Bonds, Area 2 Project, Series 2021B
5.000 05/01/41 4,664,810
185,000 (g) Aventura Isles Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2013, (ETM)
5.250 11/01/24 185,279
40,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
2.450 11/01/26 38,848
175,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
3.100 11/01/31 163,624
500,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
3.400 11/01/41 426,031
180,000 (a) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2018
Project Series 2018
4.500 11/01/28 182,722
255,000 (a) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021
2.375 05/01/26 248,703
30,000 (a) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
4.000 11/01/24 30,006
200,000 (a) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
4.500 11/01/29 204,402
205,000 (a) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
4.000 11/01/24 205,036
25,000 (a) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
4.000 11/01/24 25,004
170,000 (a) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
4.500 11/01/29 173,584
375,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
4.750 11/01/26 379,067
355,000 Ballentrae Hillsborough Community Development District,
Hillsborough County, Florida, Special Assessment Bonds, Series
2014
5.000 11/01/28 359,091
710,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
3.250 11/01/27 697,306

145
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,295,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
3.625% 11/01/32 $ 1,234,957
6,925,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
4.000 11/01/42 6,312,804
300,000 Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series 2016
4.500 11/01/25 301,210
200,000 (a) Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series 2021
3.000 05/01/31 188,884
140,000 Banyan Cay Community Development District, West Palm Beach,
Florida, Special Assessment Bonds, 2020-1
2.750 11/01/25 138,004
115,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016
3.625 09/01/26 114,879
30,000 Bay Laurel Center Community Development District, Marion
County, Florida, Special Assessment Bonds, Refunding Indigo
Series 2016
3.750 05/01/25 29,976
105,000 (a) Beaumont Communit Development District 1, City of Wildwood,
Florida, Special Assessment Bonds, Series 2019 A-1
4.250 11/01/24 105,024
595,000 (a) Beaumont Communit Development District 1, City of Wildwood,
Florida, Special Assessment Bonds, Series 2019 A-1
4.750 11/01/29 609,008
260,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2013
6.000 11/01/27 270,964
490,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2016
3.750 11/01/31 480,665
340,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
4.750 11/01/27 348,885
120,000 Belmont II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2020
Aessessment Area, Series 2020
2.500 12/15/25 118,324
200,000 Belmont II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2020
Aessessment Area, Series 2020
3.125 12/15/30 194,164
210,000 Berry Bay Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2021
2.625 05/01/26 205,734
340,000 (a) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4.450 05/01/31 341,552
620,000 (a) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5.200 05/01/44 626,159
160,000 Black Creek Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Project 2020 Series
2022
4.800 06/15/27 162,790
455,000 Boggy Branch Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Phase 1 Series 2021
3.000 05/01/31 422,494
1,165,000 Boggy Branch Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Phase 1 Series 2021
3.500 05/01/41 991,437
1,025,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2023
4.500 05/01/33 1,050,767
1,770,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2023
5.125 05/01/43 1,828,167
1,100,000 Botaniko Community Development District, Weston, Florida,
Special Assessment Bonds, Series 2020
3.625 05/01/40 968,026
655,000 (a) Bradbury Community Development District, Haines City, Florida,
Special Assessment Bonds, Series 2023
4.375 05/01/30 663,543
1,685,000 (a) Bradbury Community Development District, Haines City, Florida,
Special Assessment Bonds, Series 2023
5.250 05/01/43 1,734,282
250,000 (a) Bridgewater North Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue Bonds,
Series 2022
3.125 05/01/27 245,546
500,000 (a) Bridgewater North Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue Bonds,
Series 2022
3.500 05/01/32 479,719

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
146
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 205,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series
2021
2.375% 05/01/26 $ 200,033
375,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series
2021
2.850 05/01/31 345,584
975,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series
2021
3.150 05/01/41 798,454
200,000 (a) Brookstone Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2022
4.375 05/01/27 201,390
350,000 (a) Brookstone Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2022
4.750 05/01/32 359,455
515,000 (a) Brookstone Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2018
4.625 11/01/28 521,965
315,000 (a) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
4.750 05/01/27 317,422
420,000 (a) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5.250 05/01/32 434,386
1,000,000 (a) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5.625 05/01/42 1,053,145
600,000 Buckhead Trails Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2024 Project Series
2024
4.700 05/01/31 606,200
1,000,000 Buckhead Trails Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2024 Project Series
2024
5.600 05/01/44 1,022,321
175,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
4.750 11/01/28 178,301
375,000 Caldera Community Development District, Hernando County,
Florida, Special Assessment Revenue Bonds, Area One Series
2024
4.300 05/01/31 376,757
725,000 Caldera Community Development District, Hernando County,
Florida, Special Assessment Revenue Bonds, Area One Series
2024
5.000 05/01/44 734,826
380,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
4.000 12/15/24 379,244
300,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
4.000 12/15/25 298,973
355,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/26 360,068
330,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/27 334,597
350,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/28 354,635
365,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/29 369,456
510,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/30 515,175
445,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
3.000 07/01/31 415,873
165,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
4.000 07/01/41 149,031
500,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A-2
2.500 07/01/31 452,674
750,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A-2
4.000 07/01/41 677,415
320,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
3.000 12/15/29 302,199

147
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,285,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
5.000% 12/15/39 $ 1,302,001
235,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021A
3.250 06/01/31 215,427
235,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021C
5.000 06/01/41 231,847
3,245,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Legends Academy, Series 2021A
5.000 12/01/45 2,531,100
1,050,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5.125 07/01/39 1,057,283
740,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
5.900 08/15/28 767,235
515,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.100 08/15/38 538,776
1,015,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
4.750 07/01/27 1,028,289
435,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
4.000 10/15/29 436,287
365,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
4.000 10/15/29 366,183
920,000 (a) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.000 08/01/27 874,711
490,000 (a) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.375 08/01/32 441,461
3,000,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.125 08/15/39 3,012,741
2,000,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.750 08/15/49 2,019,345
2,000,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
5.125 06/15/33 2,102,189
3,600,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6.000 06/15/43 3,805,727
500,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2015
5.125 11/01/29 511,427
810,000 (a) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2024
5.300 05/01/44 826,432
75,000 Celebration Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2021
2.250 05/01/26 73,368
2,935,000 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2014
5.000 05/01/34 2,937,320
2,625,000 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2014
5.125 05/01/45 2,625,774
1,115,000 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2017
5.000 05/01/32 1,138,829
3,810,000 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2017
5.000 05/01/48 3,830,907
450,000 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2021
2.375 05/01/26 439,288
1,090,000 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2021
3.000 05/01/31 1,031,070
260,000 Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2016
4.125 12/15/27 261,845
500,000 Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2016
4.500 12/15/32 505,985
230,000 (a) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
2.750 05/01/26 225,875
250,000 (a) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
2.750 05/01/29 237,800
255,000 (a) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
3.000 05/01/42 206,394
90,000 Chaparral of Palm Bay Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1
Project, Series 2020A-1
3.000 05/01/25 89,615

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
148
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 615,000 Chaparral of Palm Bay Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1
Project, Series 2020A-1
3.250% 05/01/31 $ 594,455
60,000 (a) Chapel Creek Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021 Project, Series 2021
2.500 05/01/26 58,657
645,000 (a) Chapel Creek Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021 Project, Series 2021
3.375 05/01/41 547,814
300,000 (a) Chapel Creek Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2024 Project,
Series 2024
4.625 05/01/31 304,552
750,000 (a) Chapel Creek Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2024 Project,
Series 2024
5.500 05/01/44 774,842
5,500,000 (a) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5.000 10/01/49 5,544,180
300,000 (a) Coco Palms Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Expansion Area
Project, Series 2019
4.000 06/15/29 301,119
3,512,217 (a),(d) Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington of
Naples Project, Series 2014A
7.000 08/15/24 94,830
410,000 (a) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
4.100 12/01/27 408,176
315,000 (a) Collier County, Florida, Capital Improvement Revenue Bonds,
Series 2005
4.450 05/01/31 318,252
140,000 Concord Station Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds, Refunding
Subordinate Lien Series 2016A-2
4.125 05/01/26 140,432
45,000 (a) Copper Creek Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2019
3.875 11/01/24 44,995
270,000 (a) Copper Creek Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2019
4.000 11/01/29 270,623
55,000 Coral Keys Homes Community Development District, Miami-
Dade County, Florida, Special Assessment Revenue Bonds,
Series 2020
2.750 05/01/25 54,617
165,000 Coral Keys Homes Community Development District, Miami-
Dade County, Florida, Special Assessment Revenue Bonds,
Series 2020
3.125 05/01/30 159,764
405,000 (a) Coral Lakes Community Development District, Charlotte County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2024
4.625 11/01/31 411,862
1,165,000 (a) Coral Lakes Community Development District, Charlotte County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2024
5.500 11/01/44 1,218,258
575,000 (a) Corkscrew Farms Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2017
4.500 11/01/28 580,679
160,000 (a) Creek Preserve Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2019
3.875 11/01/24 159,988
275,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
4.625 11/01/27 278,551
460,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
3.875 05/01/27 460,052
810,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
4.250 05/01/32 819,412
1,995,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
4.625 05/01/42 2,001,218
140,000 (a) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
4.375 11/01/24 140,067

149
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 795,000 (a) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
4.750% 11/01/29 $ 817,145
310,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
3.400 05/01/27 308,774
1,000,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
3.750 05/01/32 1,002,496
325,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
4.500 05/01/30 330,048
1,000,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
5.125 05/01/43 1,030,402
360,000 (a) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
4.750 05/01/31 362,538
1,055,000 (a) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
5.350 05/01/44 1,070,810
955,000 (a) Crosswinds East Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Series 2024
4.625 05/01/31 969,826
1,000,000 (a) Crosswinds East Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Series 2024
5.500 05/01/44 1,034,860
95,000 Crystal Cay Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
2.250 05/01/26 92,820
855,000 Crystal Cay Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
3.050 05/01/41 733,952
2,110,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2 Series 2024
5.000 05/01/31 2,124,289
6,790,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2 Series 2024
5.500 05/01/44 6,836,670
1,615,000 (a) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Series 2020B
4.250 05/01/41 1,494,969
235,000 (a) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bpnds, Series 2020A
3.000 05/01/25 233,674
1,290,000 (a) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bpnds, Series 2020A
3.500 05/01/30 1,244,445
360,000 (a) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bpnds, Series 2020A
4.000 05/01/40 335,030
1,255,000 Cypress Bluff Community Development District, Florida, Special
Assessment Bonds, Series 2019
4.125 05/01/29 1,268,004
225,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2023
4.000 05/01/28 227,434
450,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2023
4.000 05/01/33 446,013
80,000 (a) Cypress Park Estates Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 Project,
Series 2020
2.625 05/01/25 79,411
295,000 (a) Cypress Park Estates Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 Project,
Series 2020
3.250 05/01/30 282,257
520,000 (a) Cypress Park Estates Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 2 Project,
Series 2020
4.000 05/01/40 483,431
955,000 Cypress Preserve Community Development District, Pasco
County, Florida, Special Assessment Bonds, Assessment Area 2,
Series 2019
3.750 11/01/31 929,704
1,670,000 Cypress Preserve Community Development District, Pasco
County, Florida, Special Assessment Bonds, Assessment Area 2,
Series 2019
4.000 11/01/39 1,574,595
300,000 (a) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
4.375 05/01/30 304,212
1,000,000 (a) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.250 05/01/43 1,033,443

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
150
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 440,000 Del Webb Oak Creek Community Development District, Lee
County, Florida, Special Assessment Bonds, 2023 Project, Series
2023
4.125% 05/01/30 $ 445,062
615,000 (a) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
4.850 05/01/29 630,060
2,535,000 Durbin Crossing Community Development District, Florida,
Special Assessment Bonds, Senior Refunding Series 2017A-1 -
AGM Insured
5.000 05/01/32 2,679,000
110,000 DW Bayview Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Assessment
Area Series 2022
4.300 05/01/27 110,846
175,000 DW Bayview Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Assessment
Area Series 2022
4.500 05/01/32 180,786
80,000 (a) Eagle Pointe Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2020 Project Assessment
Area Series 2020
3.000 05/01/25 79,577
575,000 (a) Eagle Pointe Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2020 Project Assessment
Area Series 2020
3.625 05/01/31 554,263
45,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
2.500 05/01/26 43,988
170,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
3.000 05/01/31 158,289
450,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
3.300 05/01/41 376,143
290,000 (a) East Bonita Beach Road Community Development District, Bonita
Springs, Florida, Special Assessment Bonds, Area 1 Series 2018
4.375 11/01/29 295,054
60,000 East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
3.750 11/01/24 59,997
280,000 East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4.125 11/01/29 282,219
490,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
4.600 05/01/29 499,224
275,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
2.400 05/01/26 268,345
480,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
3.000 05/01/31 445,887
1,265,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
3.500 05/01/41 1,086,209
25,000 Eden Hills Community Development District, Lake Alfred, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2020
2.750 05/01/25 24,857
220,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Series 2021
2.500 05/01/26 215,015
800,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Series 2021
3.100 05/01/31 751,257
2,000,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Series 2021
3.600 05/01/41 1,747,422
1,215,000 (f) Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2024
4.500 05/01/31 1,217,522
1,000,000 (f) Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2024
5.250 05/01/44 1,004,245
190,000 (a) Entrada Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
2.125 05/01/26 185,248
350,000 Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series
2021
3.000 05/01/31 325,479

151
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 125,000 (a) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3, Series
2021A
2.450% 11/01/26 $ 121,297
580,000 (a) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3, Series
2021A
3.100 11/01/31 540,209
345,000 Epperson Ranch Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2017A-1
5.000 11/01/28 351,135
280,000 (a) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5.000 05/01/30 286,724
1,500,000 (f) Escambia County, Florida, Environmental Improvement Revenue
Bonds, International Paper Company Projects, Refunding Series
2019B, (Mandatory Put 10/01/31)
3.450 11/01/33 1,512,091
155,000 Esplanade Lake Club Community Development District, Lee
County, Florida, Capital Improvement Bonds, Series 2019A-2
3.625 11/01/30 149,528
295,000 Estancia at Wiregrass Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds, Series
2013
6.375 11/01/26 295,595
75,000 (a) Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019
4.125 11/01/24 75,008
500,000 (a) Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019
4.250 11/01/29 505,475
350,000 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020
4.000 05/01/40 325,018
175,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project,
Series 2017A
5.000 06/15/27 176,925
140,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project,
Series 2018A
5.000 06/15/28 141,402
930,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Cornerstone Charter Schools Project, Series
2022
5.000 10/01/32 966,642
1,245,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A
5.000 06/15/41 1,198,498
785,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A
5.000 06/15/51 725,173
805,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A
5.000 06/15/56 732,549
485,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School
Project, Series 2017A
5.000 07/01/27 486,601
2,480,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C
5.150 07/01/27 2,524,252
600,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Dreamers Academy Project, Taxable Series
2022B
5.250 01/15/28 580,930
625,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Global Outreach Charter Academy, Series
2021A
4.000 06/30/36 548,577
765,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Global Outreach Charter Academy, Series
2021A
4.000 06/30/41 622,219
1,855,000 (a),(b),(e) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Global Outreach Charter Academy, Series
2021A
4.000 06/30/46 1,418,657
1,370,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Innovation Montessori Ocoee Projects, Taxable
Series 2022A
5.000 07/01/32 1,351,736

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
152
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,135,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Innovation Montessori Ocoee Projects, Taxable
Series 2022A
5.375% 07/01/42 $ 3,032,058
3,000,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Parrish Charter Academy Inc Series 2023A,
(Mandatory Put 6/15/28)
6.250 04/23/58 3,029,302
330,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
5.000 06/15/25 331,069
4,900,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
6.125 06/15/46 4,934,766
1,750,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A
5.750 06/15/29 1,751,957
1,510,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A
6.000 06/15/34 1,511,881
470,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C
4.000 09/15/30 457,112
815,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A
5.125 06/15/26 821,479
700,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Refunding Bonds, Central Charter School, Series 2022
5.250 08/15/37 705,791
2,300,000 (a) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2019, (AMT)
5.000 05/01/29 2,350,739
51,290,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 54,712,541
39,800,000 (b),(e) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/41 41,035,169
49,700,000 (b),(e) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5.000 07/01/44 52,385,877
5,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5.250 07/01/47 5,340,672
125,920,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 129,264,813
2,200,000 (a) Florida Development Finance Corporation, Revenue Bonds, IPS
Florida LLC-Idea Florida, Inc. Jacksonville IV, Series 2022
5.250 06/15/29 2,236,672
225,000 (a) Florida Development Finance Corporation, Senior Living
Revenue Bonds, Glenridge on Palmer Ranch Project, Refunding
Series 2021
5.000 06/01/35 235,626
1,305,000 (a) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.000 06/01/44 1,347,343
1,540,000 (a) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6.500 06/01/59 1,588,862
675,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2015-1
3.750 07/01/35 669,465
3,370,000 Florida Housing Finance Corporation, Multifamily Mortgage
Revenue Bonds, Brookside Square Apartments, Series 2015J,
(Mandatory Put 6/01/32)
5.000 06/01/57 3,259,394
380,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 5 Project, Series 2016
4.350 11/01/27 383,275

153
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 750,000 (a) Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Refunding Series 2024
5.000% 05/01/34 $ 804,068
1,100,000 (a) Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Refunding Series 2024
5.000 05/01/44 1,126,261
405,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2013
6.000 11/01/27 405,796
85,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2015
4.250 11/01/25 85,276
430,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
4.500 12/15/27 434,964
65,000 Glen St Johns Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2006
5.250 05/01/38 65,055
240,000 (a) Gracewater Sarasota Community Development District, Sarasota
County, Florida, Capital Improvement Revenue Bonds, Series
2021
2.400 05/01/26 233,833
665,000 (a) Gracewater Sarasota Community Development District, Sarasota
County, Florida, Capital Improvement Revenue Bonds, Series
2021
2.950 05/01/31 612,437
360,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
4.250 05/01/26 362,063
605,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement Bonds,
Assessment Area Two Phase 1 Project, Series 2014A-1
5.250 05/01/28 605,656
790,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement Bonds,
Assessment Area Two Project, Refunding Series 2014A-2
5.875 05/01/28 791,241
85,000 (a) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area 3,
Series 2021
2.625 11/01/26 82,530
220,000 (a) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area 3,
Series 2021
3.200 11/01/31 205,922
560,000 (a) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area 3,
Series 2021
3.500 11/01/41 475,766
95,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
3.750 11/01/24 94,984
545,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
4.125 11/01/29 549,123
4,170,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Series 2015A, (AMT)
5.000 10/01/35 4,222,475
520,000 Grove Resort Community Development District, Orange County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5.000 11/01/28 533,022
70,000 Gulfstream Polo Community Development District, Palm Beach
County, Florida, Special Assessment Bonds, Phase 1 Project,
Series 2017
4.000 11/01/27 70,251
175,000 (a) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
4.875 05/01/30 178,530
750,000 (a) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
5.625 05/01/43 785,853
345,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series 2024
5.000 05/01/31 350,175
1,000,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series 2024
5.850 05/01/44 1,031,987
85,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2 Project,
Series 2021
2.375 05/01/26 82,976
205,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2 Project,
Series 2021
3.000 05/01/31 191,239
515,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2 Project,
Series 2021
3.375 05/01/41 441,378

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
154
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 285,000 (a) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3 Project,
Series 2022
4.200% 05/01/27 $ 286,074
470,000 (a) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3 Project,
Series 2022
4.400 05/01/32 479,446
425,000 (a) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
4.750 05/01/29 435,295
485,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019
3.500 11/01/30 466,259
150,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2, Series 2019
3.625 11/01/30 145,200
640,000 (a) Hawthorne Mill North Community Development District, Florida,
Capital Improvement Revenue Bonds, Lakeland Assessment Area
Two Series 2024
4.600 05/01/31 644,131
1,000,000 (a) Hawthorne Mill North Community Development District, Florida,
Capital Improvement Revenue Bonds, Lakeland Assessment Area
Two Series 2024
5.200 05/01/44 1,013,616
655,000 Heights Community Development District, Florida, Tax Increment
& Special Assessment Revenue Bonds, Series 2018
4.500 01/01/28 662,450
55,000 Hemingway Point Community Development District, Florida,
Special Assessment Bonds, Phase 2 Project, Series 2014
4.625 11/01/24 55,031
695,000 Heritage Harbour North Community Development District,
Florida, Capital Improvement Revenue Bond, Refunding Series
2017A-1 - AGM Insured
5.000 05/01/27 732,915
575,000 (a) Hickory Tree Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2024
4.500 05/01/31 577,961
1,310,000 (a) Hickory Tree Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2024
5.150 05/01/44 1,322,474
80,000 (a) Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series
2019A-1
4.125 11/01/24 80,020
445,000 (a) Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series
2019A-1
4.500 11/01/29 454,004
125,000 Hidden Creek North Community Development District, Florida,
Special Assessment Bonds, 2019 Project, Series 2019A-1
3.500 11/01/24 124,976
245,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Assessment Area 7/7A Project, Series 2019
3.875 11/01/31 241,056
210,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020A
3.250 05/01/31 197,947
420,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020A
3.625 05/01/40 370,499
150,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 3 Project,
Series 2020A
3.625 05/01/40 132,321
60,000 (a) Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Series 2019
4.000 11/01/24 60,008
540,000 (a) Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Series 2019
4.125 11/01/29 544,380
270,000 (a) Highland Trails Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Capital Improvement Series 2024
4.700 05/01/31 273,796
815,000 (a) Highland Trails Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Capital Improvement Series 2024
5.500 05/01/44 836,945

155
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 245,000 (a) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
4.750% 06/15/29 $ 250,610
2,200,000 Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Refunding Series
2016
4.250 05/01/31 2,203,643
1,500,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series 2024
5.600 05/01/44 1,570,937
220,000 (a) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area 1,
Series 2019
4.250 11/01/29 222,163
310,000 (a) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
4.875 12/15/28 315,770
1,500,000 (a) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5.750 12/15/43 1,599,160
17,000 Islands at Doral III Community Development District, Doral,
Florida, Special Assessment Bonds, Expanded Area Project,
Series 2014
4.750 05/01/25 17,011
2,500,000 Islands at Doral III Community Development District, Doral,
Florida, Special Assessment Bonds, Refunding Series 2013
4.125 05/01/35 2,500,150
255,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
4.375 11/01/25 255,594
220,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2017
4.000 11/01/27 219,916
40,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
4.750 11/01/24 40,023
265,000 (a) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
5.125 11/01/30 271,256
915,000 (a) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
6.000 11/01/43 967,483
115,000 Kindred Community Development District II, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2021
2.200 05/01/26 112,307
155,000 Kindred Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2016
4.000 05/01/26 155,389
285,000 Kindred Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2017
4.000 05/01/27 286,036
80,000 Kingman Gate Community Development District, Homestead,
Florida, Special Assessment Bonds, Project 2021 Series 2021
2.500 06/15/26 78,577
245,000 (a) Knightsbridge Community Development District, Florida, Special
Assessment Bonds, Series 2024
4.250 06/15/31 246,917
700,000 (a) Knightsbridge Community Development District, Florida, Special
Assessment Bonds, Series 2024
5.200 06/15/44 716,014
230,000 Lake Ashton Community Development District, Polk County,
Florida, Capital Improvement Revenue Bonds, Series 2015A-1
5.000 05/01/25 231,412
3,000,000 Lake County, Florida Retirement Facility Revenue Bonds,
Lakeside at Waterman Village Project, Series 2020A
5.500 08/15/40 3,008,735
530,000 (a) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5.000 01/15/29 538,535
550,000 (a) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5.000 01/15/39 555,085
230,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
4.500 05/01/27 230,663
350,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5.000 05/01/32 355,339
875,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5.500 05/01/42 908,819
750,000 (a) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
4.750 05/01/31 756,954

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
156
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 900,000 (a) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5.650% 05/01/44 $ 918,018
125,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2015
4.750 05/01/25 125,601
450,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
4.600 05/01/28 456,880
330,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.250 05/01/30 338,952
1,000,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
6.000 05/01/43 1,066,726
145,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
4.250 05/01/29 146,149
65,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
2.625 05/01/26 63,669
120,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
3.200 05/01/31 113,700
325,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
3.625 05/01/41 283,355
325,000 (a) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
4.300 05/01/27 328,678
275,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Isles Lakewood Ranch Project,
Series 2019
3.875 05/01/29 275,914
90,000 (a) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2021
2.300 05/01/26 87,796
210,000 (a) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2021
2.700 05/01/31 192,135
455,000 (a) Landings at Miami Coummunity Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2018
4.125 11/01/28 458,123
2,265,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2007A
5.250 06/15/27 2,266,398
5,000,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2007A
5.375 06/15/37 5,001,898
4,550,000 (a) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2024A
6.000 06/15/38 4,748,446
325,000 (a) Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A
5.000 12/01/27 256,177
210,000 (a) Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A
5.375 12/01/32 165,983
2,250,000 Lee County, Florida, Solid Waste System Revenue Bonds,
Refunding Series 2016, (AMT)
5.000 10/01/24 2,250,000
70,000 Leomas Landing Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series
2021
2.400 05/01/26 68,390
340,000 (a) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1,
Series 2024
4.800 05/01/31 342,148
1,085,000 (a) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1,
Series 2024
5.375 05/01/44 1,096,481
340,000 (a),(f) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood 4
Assessment Area Two Series 2024A
4.375 05/01/31 340,625

157
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 750,000 (a),(f) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood 4
Assessment Area Two Series 2024A
5.200% 05/01/44 $ 752,559
200,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
1 Project, Series 2021A
2.500 05/01/26 195,371
700,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
1 Project, Series 2021A
3.125 05/01/31 654,103
2,000,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
1 Project, Series 2021A
3.450 05/01/41 1,695,163
1,460,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
1 Project, Series 2021B
3.250 05/01/31 1,374,647
150,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
2 Project, Series 2024AA2
4.850 05/01/31 151,975
325,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
2 Project, Series 2024AA2
5.700 05/01/44 334,184
500,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
3 Project, Series 2024AA3
4.875 05/01/31 506,930
1,255,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
3 Project, Series 2024AA3
5.750 05/01/44 1,291,244
345,000 (a) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
4 Project, Refunding Series 2024AA4
4.750 05/01/31 347,423
1,130,000 (a) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
4 Project, Refunding Series 2024AA4
5.375 05/01/44 1,146,842
415,000 Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019
4.000 05/01/29 416,783
2,380,000 Magic Place Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2019
3.875 05/01/30 2,333,930
500,000 (a) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
4.500 05/01/31 501,784
1,355,000 (a) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
5.200 05/01/44 1,365,648
360,000 (a) Marion Ranch Community Development District, Marion County,
Florida, Special Assessment Revenue Bonds, Series 2024
5.100 05/01/31 365,188
1,000,000 (a) Marion Ranch Community Development District, Marion County,
Florida, Special Assessment Revenue Bonds, Series 2024
5.700 05/01/44 1,030,172
765,000 Mediterranea Community Development District, Riviera Beach,
Florida, Special Assessment Bonds, Area 2 Project, Refunding &
Improvement Series 2017
4.250 05/01/29 773,057
565,000 (a) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter
School Inc Project, Series 2020A
4.250 06/01/30 549,164
1,035,000 (a) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5.250 07/01/27 1,046,884
600,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project, Series
2017
5.000 07/01/25 595,305
1,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project, Series
2017
5.000 07/01/28 977,562

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
158
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project, Series
2017
5.000% 07/01/29 $ 968,314
1,315,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project, Series
2017
5.000 07/01/30 1,262,823
695,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project, Series
2017
5.000 07/01/32 655,651
12,835,000 (b),(c) Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2005D - AMBAC Insured (TSFR1M +
1.050%), (UB)
6.494 07/01/33 12,915,835
12,830,000 (b),(c) Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2005E - AMBAC Insured (TSFR1M +
1.050%), (UB)
6.494 07/01/34 12,905,009
7,400,000 (a) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Housing Revenue Bonds, Edison Tower Apartments,
Series 2022A
6.000 11/01/52 7,898,404
13,600,000 (a) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Housing Revenue Bonds, Edison Tower Apartments,
Series 2022B
5.000 11/01/26 13,789,385
13,015,000 (a) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Mortgage Revenue Bonds, Wynwood Works, Series
2023B, (Mandatory Put 6/01/26)
5.780 06/01/27 13,162,386
150,000 (a) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
5.000 09/15/25 150,537
1,000,000 Miami-Dade County Industrual Development Authority, Florida,
Revenue Bonds, Doral Academy, Seres 2018
5.000 01/15/32 1,031,664
11,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2017B, (AMT)
5.000 10/01/40 11,285,526
5,250,000 (a) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5.100 07/01/51 5,357,400
850,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2021
5.000 10/01/34 964,428
350,000 (a) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5.200 05/01/27 356,771
1,085,000 (a) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5.450 05/01/32 1,170,071
2,590,000 (a) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5.850 05/01/37 2,800,334
3,500,000 (a) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6.100 05/01/42 3,772,173
2,505,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5.625 05/01/44 2,557,894
2,880,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 5 Series 2024
5.000 05/01/34 2,952,645
340,000 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
2.500 05/01/26 331,875
760,000 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
3.125 05/01/31 698,557
150,000 Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2014
4.750 11/01/25 150,122
455,000 (a) Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018
4.625 11/01/29 463,299
760,000 (a) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
4.625 05/01/31 762,726
2,090,000 (a) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5.300 05/01/44 2,104,869
105,000 North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series
2021
2.625 05/01/26 102,833

159
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 320,000 North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series
2021
3.125% 05/01/31 $ 300,412
140,000 (a) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series
2021A
2.625 05/01/26 137,111
295,000 (a) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series
2021A
3.250 05/01/31 279,044
600,000 (a) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series
2021A
3.550 05/01/41 519,241
320,000 (a) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2024
4.625 05/01/31 323,957
995,000 (a) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2024
5.450 05/01/44 1,020,420
1,000,000 (a) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5, Series
2024
4.875 05/01/31 1,014,219
1,000,000 (a) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5, Series
2024
5.750 05/01/44 1,030,461
35,000 North Boulevard Community Development District, Haines, Polk
County, Florida, Special Assessment Bonds, Series 2019
4.250 11/01/24 35,009
305,000 North Boulevard Community Development District, Haines, Polk
County, Florida, Special Assessment Bonds, Series 2019
4.750 11/01/29 311,992
725,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area 1,
Series 2019
4.000 05/01/30 726,931
150,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area 2,
Series 2021
2.450 11/01/26 145,502
500,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area 2,
Series 2021
3.000 11/01/31 466,439
1,585,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area 2,
Series 2021
3.375 11/01/41 1,354,485
135,000 North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series 2020
2.625 05/01/25 133,897
490,000 North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series 2020
3.125 05/01/30 463,833
125,000 (a) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series 2022
4.750 05/01/27 125,960
210,000 (a) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series 2022
5.250 05/01/32 215,479
1,400,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 2C,
Series 2017
5.000 08/01/32 1,439,301
540,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
4.650 08/01/25 543,959
1,100,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
4.875 08/01/29 1,132,225
475,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2021
2.300 08/01/26 460,330
1,310,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2021
2.875 08/01/31 1,195,593

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
160
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 155,000 Oaks Shady Creek Community Development District, Florida,
Special Assessment Bonds, Series 2015
4.250% 11/01/25 $ 155,399
285,000 Old Hickory Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2020
3.000 06/15/30 273,535
250,000 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015
4.500 05/01/25 250,938
45,000 (a) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
2.375 05/01/26 43,908
175,000 (a) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
2.875 05/01/31 161,561
370,000 (a) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
3.300 05/01/41 308,896
200,000 Palm Beach County Health Facilities Authority, Florida, Revenue
Bonds, Toby & Leon Cooperman Sinai Residences of Boca Raton,
Refunding Series 2022
4.000 06/01/26 201,275
1,000,000 Palm Beach County, Florida, Revenue Bonds, Provident Group -
LU Properties LLC Lynn University Housing Project, Series 2024A
6.000 06/01/44 1,024,207
440,000 Palm Beach County, Florida, Revenue Bonds, Provident Group -
LU Properties LLC Lynn University Housing Project, Taxable Series
2024B
8.500 06/01/33 455,132
805,000 (a) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties LLC - Palm Beach Atlantic University Housing
Project, Series 2019A
5.000 04/01/29 818,282
590,000 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017
4.000 05/01/27 591,802
120,000 (a) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
2.400 11/01/26 115,184
650,000 (a) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
2.875 11/01/31 588,063
1,285,000 (a) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
3.150 11/01/41 1,038,551
475,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series 2024
4.950 05/01/31 480,154
700,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series 2024
5.500 05/01/44 715,863
70,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3.100 05/01/25 69,545
335,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3.375 05/01/30 315,143
815,000 Parkland Preserve Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series
2019A
4.750 05/01/30 832,380
335,000 Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2023
4.000 05/01/30 335,383
1,170,000 Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2023
5.125 05/01/43 1,189,930
610,000 (a) Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2, Series 2023A
4.625 05/01/30 617,857
1,155,000 (a) Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2, Series 2023A
5.375 05/01/43 1,188,940
1,100,000 (a) Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
3, Series 2024
5.500 05/01/44 1,118,017
335,000 Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2021
3.125 05/01/31 314,874
1,000,000 Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2021
3.500 05/01/41 856,594

161
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 375,000 (a) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 3 Project, Series 2024
4.875% 05/01/31 $ 380,567
700,000 (a) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 3 Project, Series 2024
5.800 05/01/44 727,599
100,000 (a) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 4 Project, Series 2021
4.750 05/01/31 101,525
250,000 (a) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 4 Project, Series 2021
5.625 05/01/44 258,230
440,000 (a) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
4.250 06/15/30 446,486
1,475,000 (a) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
5.125 06/15/43 1,535,304
125,000 (a) Pine Isle Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2021
2.375 12/15/26 121,895
8,165,000 (a) Pinellas County Health Facilities Authority, Florida, Health Care
Facilities Revenue Bonds, Mease Life, Inc. Project, Refunding
Series 2021
7.000 01/01/57 8,286,044
225,000 Pinellas County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, Drs. Kiran & Pallavi Patel
2017 Foundation for Global Understanding, Inc., Project, Series
2019
5.000 07/01/39 229,380
265,000 Poinciana West Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Series 2016-2
5.375 05/01/30 273,586
100,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 3 Series 2021
2.500 05/01/26 98,367
230,000 Prosperity Lakes Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2023
5.150 12/15/30 237,388
690,000 Prosperity Lakes Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2023
5.875 12/15/43 736,674
150,000 (a) Ranches at Lake McLeod Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Series 2023
4.625 06/15/30 152,940
620,000 (a) Ranches at Lake McLeod Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Series 2023
5.250 06/15/43 645,437
190,000 Randal Park Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2015
4.250 11/01/25 190,494
370,000 (a) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
4.250 05/01/31 372,921
700,000 (a) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
5.200 05/01/44 716,453
840,000 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Refunding Series 2015A
5.000 05/01/25 849,848
160,000 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2021
2.400 05/01/26 156,193
70,000 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2021
2.850 05/01/31 64,346
195,000 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2021
3.150 05/01/41 163,126
185,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 2 Phase 1 Project, Refunding &
Improvement Series 2015
4.250 05/01/25 185,556
530,000 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016
4.375 11/01/28 536,539

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
162
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 715,000 (a) Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017
4.250% 11/01/28 $ 722,936
225,000 (a) Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
3.000 05/01/25 224,060
285,000 (a) Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
3.000 05/01/26 282,164
290,000 (a) Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
3.000 05/01/27 284,463
400,000 (a) Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
3.000 05/01/28 389,235
425,000 (a) Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
3.000 05/01/29 410,603
455,000 (a) Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
3.000 05/01/30 433,684
440,000 (a) Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
3.000 05/01/31 415,537
1,305,000 (a) Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
3.000 05/01/36 1,172,531
500,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project, Series
2019
4.000 05/01/30 501,084
75,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds, Series
2022
2.600 05/01/27 73,237
205,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
2.375 05/01/26 199,843
350,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
3.000 05/01/31 326,989
1,970,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
3.375 05/01/41 1,696,238
225,000 (a) River Hall Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4 Series
2023A
5.375 05/01/30 232,012
700,000 (a) River Hall Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4 Series
2023A
6.250 05/01/43 756,046
1,000,000 River Hall Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2021A-1
3.000 05/01/31 933,752
1,000,000 River Hall Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2021A-1
3.000 05/01/36 869,839
925,000 River Hall Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2021A-2
3.000 05/01/31 863,720
925,000 River Hall Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2021A-2
3.000 05/01/36 804,601
390,000 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
4.375 05/01/28 394,325
135,000 Rivers Edge II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
2.400 05/01/26 131,753
300,000 Rivers Edge II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
3.000 05/01/31 279,444
1,040,000 Rivers Edge II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
3.500 05/01/41 895,388
105,000 (a) Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
2.400 05/01/26 102,506
300,000 (a) Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
3.000 05/01/31 279,385
780,000 (a) Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
3.500 05/01/41 666,855
185,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5.125 05/01/26 186,544
285,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
3.875 05/01/30 279,840

163
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 805,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
4.625% 05/01/40 $ 797,037
1,605,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
5.250 11/01/28 1,649,417
640,000 (a) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
4.875 11/01/28 653,522
205,000 (a) Rolling Oaks Community Development District, Osceola County,
Florida, Special Assessment Bonds, 2022 Assessment Area,
Series 2022
5.625 05/01/29 209,940
830,000 (a) Rolling Oaks Community Development District, Osceola County,
Florida, Special Assessment Bonds, 2022 Assessment Area,
Series 2022
6.250 05/01/42 890,273
410,000 (a) Rookery Community Development District, Florida, Special
Assessment Revenue Bonds, Green Cove Springs Capital
Improvement Assessment Area One Series 2024
4.250 05/01/31 410,898
1,000,000 (a) Rookery Community Development District, Florida, Special
Assessment Revenue Bonds, Green Cove Springs Capital
Improvement Assessment Area One Series 2024
5.000 05/01/44 1,000,178
310,000 (a) Rye Crossing Community Development District, Manatee County,
Florida, Revenue Bonds, Capital Improvement Assessment Area
2 Series 2024
4.200 05/01/31 310,601
750,000 (a) Rye Crossing Community Development District, Manatee County,
Florida, Revenue Bonds, Capital Improvement Assessment Area
2 Series 2024
5.000 05/01/44 753,076
750,000 (a) Rye Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Pod B - Assessment Area 1 Series
2023
5.750 11/01/43 784,692
135,000 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2014
6.125 11/01/27 135,291
425,000 (a) Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017
4.250 11/01/28 428,647
1,000,000 Saint Augustine Lakes Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5.375 06/15/42 1,042,941
450,000 (a) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
4.750 05/01/31 454,799
1,300,000 (a) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
5.625 05/01/44 1,329,401
135,000 Saltmeadows Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2022
4.625 05/01/29 137,173
375,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
4.625 06/15/31 377,689
625,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
5.250 06/15/44 634,383
630,000 (a) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
4.875 05/01/30 641,464
2,360,000 (a) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5.500 05/01/43 2,444,746
420,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
5.250 11/01/30 431,123
1,000,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6.125 11/01/43 1,071,182
300,000 (a) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 3
Series 2024
4.700 05/01/31 303,678

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
164
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 750,000 (a) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 3
Series 2024
5.550% 05/01/44 $ 769,737
315,000 (a) Scenic Terrace South Community Development District, Lake
Hamilton, Florida, Special Assessment Revenue Bonds, Series
2022 Project, Series 2022
3.750 05/01/27 313,301
690,000 (a) Scenic Terrace South Community Development District, Lake
Hamilton, Florida, Special Assessment Revenue Bonds, Series
2022 Project, Series 2022
4.125 05/01/32 688,666
1,000,000 (a) Seagrove Community Development District, St. Lucie County,
Florida, Special Assessment Revenue Bonds, Series 2024
4.250 06/15/31 1,003,712
1,000,000 (a) Seagrove Community Development District, St. Lucie County,
Florida, Special Assessment Revenue Bonds, Series 2024
4.875 06/15/44 1,006,086
220,000 (a) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
4.625 06/15/30 224,281
825,000 (a) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5.250 06/15/43 858,843
240,000 Sedona Point Community Development District, Florida, Special
Assessment Bonds, Project Series 2023
4.125 06/15/30 242,961
825,000 Sedona Point Community Development District, Florida, Special
Assessment Bonds, Project Series 2023
5.000 06/15/43 853,239
5,000,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5.000 11/15/29 5,046,923
2,000,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5.250 11/15/39 2,022,230
6,700,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5.750 11/15/54 6,773,412
700,000 (a) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area 2
Series 2024
4.450 05/01/31 702,866
1,250,000 (a) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area 2
Series 2024
5.200 05/01/44 1,257,525
85,000 (a) Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding Series
2019
4.000 11/01/24 85,004
460,000 (a) Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area One, Series 2018
4.625 11/01/29 468,841
210,000 Shingle Creek at Branson Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds,
Series 2021
2.500 06/15/26 205,653
300,000 (a) Silver Oaks Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Series 2024
4.700 05/01/31 304,444
1,000,000 (a) Silver Oaks Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Series 2024
5.550 05/01/44 1,032,288
220,000 (a) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5.000 11/01/28 224,617
60,000 (a) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1
5.000 11/01/27 60,837
105,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding
Series 2015
4.375 05/01/25 105,326
895,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017A
4.500 11/01/28 908,894

165
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 115,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 3B,
Refunding Series 2021
2.500% 05/01/26 $ 112,618
325,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 3B,
Refunding Series 2021
3.100 05/01/31 305,349
1,000,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 3B,
Refunding Series 2021
3.400 05/01/41 850,360
335,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016
4.750 11/01/28 342,103
975,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
4.750 05/01/29 994,264
375,000 (a) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
4.850 05/01/31 379,047
1,000,000 (a) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5.625 05/01/44 1,022,397
65,000 South Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2021
2.375 06/15/26 63,533
595,000 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016
5.000 05/01/29 610,066
595,000 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2018
4.625 05/01/29 606,760
150,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2016A2
4.350 05/01/26 150,822
130,000 Southern Grove Community Develoment District 5, Port
Saint Lucie, Florida, Special Assessment Bonds, Community
Infrastructure Series 2021
2.400 05/01/26 127,302
295,000 Southern Grove Community Development District 5, Florida,
Special Assessment Infrastructure Bonds, Series 2019
3.250 05/01/29 283,895
370,000 Southern Grove Community Development District 5, Florida,
Special Assessment Infrastructure Bonds, Series 2019
3.600 05/01/34 346,959
415,000 Southshore Bay Community Development District, Hillsborough
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2024
4.750 05/01/31 418,459
680,000 Southshore Bay Community Development District, Hillsborough
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2024
5.375 05/01/44 692,205
430,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2019
4.375 05/01/29 435,885
110,000 Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area One Project,
Series 2014
4.750 11/01/24 110,075
900,000 (a) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
4.500 11/01/28 912,802
100,000 (a) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project, Series
2021
2.450 05/01/26 97,552
350,000 (a) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project, Series
2021
3.000 05/01/31 325,126
925,000 (a) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project, Series
2021
3.200 05/01/41 757,344
165,000 (a) Stillwater Community Development District, Saint John's County,
Florida, Special Assessment Bonds,  2021 Project Series 2021
2.375 06/15/26 160,623
200,000 (a) Stillwater Community Development District, Saint John's County,
Florida, Special Assessment Bonds,  2021 Project Series 2021
3.000 06/15/31 185,881

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
166
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 165,000 (a) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
2.250% 11/01/26 $ 159,606
355,000 (a) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
3.000 11/01/32 324,671
750,000 (a) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
3.300 11/01/41 628,383
175,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-1
5.000 11/01/27 177,382
505,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5.875 11/01/29 510,592
170,000 (a) Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project, Series 2022
5.500 11/01/29 174,337
1,000,000 Stoneybrook South at Championsgate Community Development
District, Osceola County, Florida, Special Assessment Revenue
Bonds, 2019 Assessment Area Series 2019NM
4.000 06/15/30 1,015,555
550,000 Stoneybrook South at Championsgate Community Development
District, Osceola County, Florida, Special Assessment Revenue
Bonds, Parcel K Assessment Area, Series 2017
4.000 12/15/28 554,107
340,000 Stoneybrook South Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area Two-A Project, Series 2014
4.750 11/01/24 340,314
505,000 Storey Creek Community Development District, Osceloa County,
Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2019
3.625 12/15/30 489,807
120,000 (a) Storey Drive Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2022
2.550 06/15/27 115,606
375,000 (a) Storey Drive Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2022
3.000 06/15/32 343,645
1,000,000 (a) Storey Drive Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2022
3.250 06/15/42 819,603
45,000 (a) Storey Park Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Assessment Area Four
Project, Series 2021
2.375 06/15/26 44,064
645,000 Storey Park Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2015
4.500 11/01/26 651,169
450,000 (a) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project, Series
2018A-1
5.000 11/01/29 461,610
125,000 Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 2 Project, Series
2020
3.750 05/01/40 111,725
100,000 (a) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series 2021
2.500 05/01/26 97,702
300,000 (a) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series 2021
3.150 05/01/31 280,886
720,000 (a) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series 2021
3.450 05/01/41 610,639
35,000 Summerstone Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 1 Series 2020
2.500 05/01/25 34,740
125,000 (a) Summerstone Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 2 Series 2021
2.200 05/01/26 122,156
300,000 (a) Summerstone Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 2 Series 2021
2.750 05/01/31 286,743

167
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 480,000 (a) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
4.750% 05/01/31 $ 484,242
100,000 Tapestry Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2016
4.250 05/01/26 100,444
1,495,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4.125 05/01/29 1,500,803
4,175,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4.500 05/01/39 4,146,874
50,000 (a) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
4.125 11/01/24 50,008
400,000 (a) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
4.625 11/01/29 408,568
325,000 (a) Timber Creek Southwest Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project, Series
2021
2.350 12/15/26 314,505
800,000 (a) Timber Creek Southwest Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project, Series
2021
3.000 12/15/31 741,222
170,000 (a) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
4.350 05/01/28 172,004
805,000 (a) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Senior Lien Series 2018A-2
5.200 05/01/28 826,248
1,755,000 (a) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
3.000 05/01/30 1,749,318
1,865,000 (a) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
3.000 05/01/32 1,817,769
1,530,000 (a) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022B
3.000 05/01/32 1,426,681
5,990,000 (a) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022B
3.250 05/01/40 5,085,340
1,240,000 (a) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022C
2.800 05/01/27 1,213,739
1,675,000 (a) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022C
3.200 05/01/32 1,579,742
9,295,000 (a) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022C
3.400 05/01/40 8,044,855
360,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2018B-2
4.625 05/01/28 365,823
700,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2019A-2
3.850 05/01/29 701,062
575,000 Toscana Isles Community Development District, Venice, Florida,
Special Assessment Revenue Bonds, Series 2014
5.750 11/01/27 592,396
735,000 Touchstone Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, 2019 Project, Series
2019
3.625 12/15/31 705,385
125,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018
5.000 05/01/28 127,741
590,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5.000 05/01/28 602,968
365,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3B Project, Series 2019
4.000 05/01/30 365,743
40,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019
3.625 05/01/25 39,954
500,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019
4.000 05/01/31 500,104
80,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Series 2016
5.000 11/01/28 81,917
420,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System Series
2017
4.000 10/01/27 420,993
1,500,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System Series
2017
4.500 10/01/47 1,439,759

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
168
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 130,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
2.300% 05/01/26 $ 126,756
115,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
2.700 05/01/31 104,793
90,000 Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2016 Project, Series
2016A-1
5.000 11/01/26 91,329
410,000 (a) Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1 - Phase 2 Project, Series 2018
4.750 11/01/29 424,473
500,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019A
4.125 05/01/29 503,803
365,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Village N&P Project,
Series 2021
2.500 11/01/26 353,676
250,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Village N&P Project,
Series 2021
3.000 11/01/31 230,927
1,000,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Village N&P Project,
Series 2021
3.500 11/01/41 857,094
170,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2015
4.875 05/01/25 170,961
320,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5.000 05/01/28 326,373
55,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment Area
Parcels A, B & C, Series 2018
4.000 11/01/24 54,995
500,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment Area
Parcels A, B & C, Series 2018
4.500 11/01/29 509,193
4,500,000 Tuckers Pointe Community Development District, Charlotte
County, Florida, Special Assessment Notes, Master Infrastructure
Project, Series 2022
3.625 05/01/32 4,307,900
215,000 Turtle Run Community Development District, Florida, Special
Assessment Benefit Tax Bonds, Series 2017-2
4.000 05/01/28 215,916
1,230,000 Twin Creeks North Community Development District, Florida,
Special Assessment Bonds, Master Infrastructure Improvements,
Series 2016A-1
5.750 11/01/28 1,261,695
1,015,000 Twin Creeks North Community Development District, Florida,
Special Assessment Bonds, Master Infrastructure Improvements,
Series 2016A-2
6.000 11/01/31 1,066,595
145,000 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2016A-2
4.200 05/01/26 145,566
480,000 (a) Two Rivers East Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2023 Project Series
2023
4.875 05/01/30 488,785
4,400,000 (a) Two Rivers East Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2023 Project Series
2023
5.750 05/01/43 4,609,059
385,000 (a) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022
4.625 05/01/27 387,306
600,000 (a) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022
4.875 05/01/32 615,570
1,540,000 (a) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022
5.125 05/01/42 1,575,598
350,000 (a) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
5.250 05/01/28 355,969

169
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 650,000 (a) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
5.375% 05/01/33 $ 682,504
2,280,000 (a) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
6.000 05/01/43 2,416,213
485,000 (a) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2024 Project, Series 2024
4.800 05/01/31 490,065
450,000 (a) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2024 Project, Series 2024
5.625 05/01/44 459,713
165,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
4.750 11/01/27 167,424
380,000 (a) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 1 Series
2017A-1
5.000 11/01/27 386,009
100,000 (a) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2 Series
2019A-1
4.125 11/01/24 100,015
685,000 (a) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2 Series
2019A-1
4.500 11/01/30 696,761
195,000 (a) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2 Series
2019A-2
5.250 05/01/49 202,733
27,500 (a) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3 Series
2021
2.400 05/01/26 26,851
125,000 (a) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3 Series
2021
2.950 05/01/31 116,091
115,000 (a) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3 Series
2021
3.350 05/01/41 96,781
295,000 (a) Varrea South Community Development District, Plant City,
Florida, Capital Improvement Revenue Bonds, 2023 Assessment
Area Series 2023
4.250 05/01/30 299,416
1,075,000 (a) Varrea South Community Development District, Plant City,
Florida, Capital Improvement Revenue Bonds, 2023 Assessment
Area Series 2023
5.125 05/01/43 1,114,609
125,000 (a) V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2020 Project, Series
2020
3.000 05/01/25 124,380
250,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project, Series
2021
2.600 05/01/26 245,428
685,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project, Series
2021
3.125 05/01/31 650,630
1,500,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project, Series
2021
3.625 05/01/41 1,347,345
260,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6.000 11/01/27 269,072
110,000 (a) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
2.500 05/01/26 107,489
60,000 (a) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
2.500 05/01/26 58,630
300,000 (a) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3.100 05/01/31 280,627
150,000 (a) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3.100 05/01/31 140,314

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
170
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 645,000 (a) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3.600% 05/01/41 $ 563,213
365,000 (a) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3.600 05/01/41 318,718
75,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens East
Project, Series 2018A
4.000 11/01/24 75,008
65,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens East
Project, Series 2018A
4.000 11/01/24 65,006
300,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens East
Project, Series 2018A
4.500 11/01/29 305,844
370,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens East
Project, Series 2018A
4.500 11/01/29 377,230
475,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series 2017
4.250 11/01/28 478,855
375,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series 2017
4.250 11/01/28 378,066
260,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series 2017
4.500 11/01/28 263,213
55,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod D Project, Series 2020
2.875 05/01/25 54,486
40,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod E Project, Series 2020
2.875 05/01/25 39,626
285,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod E Project, Series 2020
3.250 05/01/31 268,799
170,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
2.375 05/01/26 166,091
350,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
3.000 05/01/31 327,870
1,000,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
3.375 05/01/41 849,972
225,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
5.875 11/01/29 231,899
495,000 Village Community Development District 13, Wildwood, Florida,
Special Assessment Revenue Bonds, Series 2021
1.800 05/01/26 483,505
1,500,000 (a) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
4.375 05/01/33 1,557,194
500,000 (a),(f) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4.200 05/01/39 506,781
1,250,000 (a) Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series
2018A-2
5.500 11/01/29 1,317,082
105,000 (a) Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Refunding Series 2022
2.700 05/01/27 101,118
205,000 (a) Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Refunding Series 2022
3.150 05/01/32 191,013
465,000 (a) Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Refunding Series 2022
3.450 05/01/42 390,512
160,000 (a) Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2022
4.625 05/01/27 161,104
250,000 (a) Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2022
4.875 05/01/32 257,597

171
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 750,000 (a) Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2022
5.125% 05/01/42 $ 768,705
260,000 (a) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
4.875 05/01/30 264,970
940,000 (a) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
5.625 05/01/43 988,986
335,000 (a) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
4.625 05/01/31 341,177
670,000 (a) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
5.500 05/01/44 698,398
70,000 Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2020
2.625 05/01/25 69,564
140,000 Waterford Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
One, Series 2023
4.500 05/01/30 142,124
465,000 Waterford Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
One, Series 2023
5.375 05/01/43 482,970
250,000 (a) Waterford Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
Two, Series 2024
4.375 05/01/31 250,330
750,000 (a) Waterford Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
Two, Series 2024
5.200 05/01/44 751,969
1,780,000 (a) Waterset Central Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
4.625 11/01/29 1,819,473
235,000 Waterset North Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2014
4.750 11/01/25 235,167
115,000 Waterset South Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2022
5.000 05/01/27 116,683
205,000 Waterset South Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2022
5.375 05/01/32 215,440
1,000,000 Waterset South Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2022
5.900 05/01/42 1,065,263
400,000 Wesbridge Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019
3.625 11/01/29 394,768
365,000 (a) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
4.500 06/15/30 372,000
900,000 (a) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.250 06/15/43 940,200
105,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit Development 7 Villages F-1 & F-5, Series
2021
2.500 05/01/26 102,483
355,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit Development 7 Villages F-1 & F-5, Series
2021
3.125 05/01/31 331,518
810,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit Development 7 Villages F-1 & F-5, Series
2021
3.500 05/01/41 691,061
425,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 4, Series 2016
4.250 11/01/26 426,797
210,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 4, Series 2016
4.625 11/01/31 212,537
135,000 (a) West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 7 Village B Parcel, Series
2019
4.250 05/01/29 136,040
465,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 7 Villages F-3 and G-1B
Series 2023
6.000 05/01/43 501,142

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
172
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 210,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 8 Master Infrastructure,
Series 2021
2.500% 05/01/26 $ 204,966
525,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 8 Master Infrastructure,
Series 2021
3.125 05/01/31 488,842
580,000 (a) West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 9 Series 2023
4.625 05/01/30 590,616
1,500,000 (a) West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 9 Series 2023
5.375 05/01/43 1,570,775
810,000 (a) Westside Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2019
3.750 05/01/29 807,508
165,000 Westside Haines City Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2021
2.500 05/01/26 161,246
500,000 Westside Haines City Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2021
3.000 05/01/31 464,167
1,500,000 Westside Haines City Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2021
3.250 05/01/41 1,243,348
1,000,000 (a) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project, Series
2024
4.875 05/01/31 1,014,615
2,000,000 (a) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project, Series
2024
5.750 05/01/44 2,062,496
375,000 (a) Westview North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022
5.000 06/15/29 382,533
250,000 (a) Westview North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022
5.750 06/15/42 263,646
680,000 (a) Westview South Community Development District, Osceola and
Polk Counties, Florida, Special Assessment Bonds, Assessment
Area 1 Project Series 2023
4.875 05/01/28 687,854
1,400,000 (a) Westview South Community Development District, Osceola and
Polk Counties, Florida, Special Assessment Bonds, Assessment
Area 1 Project Series 2023
5.375 05/01/43 1,447,103
725,000 (a) Willow Hammock Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series 2017
4.000 11/01/28 724,709
270,000 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series
2017
4.000 05/01/28 271,385
270,000 (a) Willowbrook Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2024
4.950 05/01/31 273,568
765,000 (a) Willowbrook Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2024
5.625 05/01/44 782,510
510,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
4.370 05/01/29 516,693
125,000 Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2021
2.400 05/01/26 121,975
410,000 Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2021
2.950 05/01/31 379,596
945,000 Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2021
3.350 05/01/41 795,284
230,000 (a) Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2023
4.500 05/01/30 233,849
920,000 (a) Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2023
5.375 05/01/43 958,132

173
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 30,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019
3.750% 11/01/24 $ 29,989
185,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019
4.250 11/01/29 187,065
250,000 (a) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project, Series
2024
4.600 05/01/31 253,127
1,000,000 (a) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project, Series
2024
5.450 05/01/44 1,027,053
465,000 Windsor at Westside Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 2 Project, Series
2016
4.125 11/01/27 470,021
300,000 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016
4.375 05/01/26 301,570
200,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2022
5.200 05/01/32 210,446
400,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2022
5.700 05/01/42 426,514
680,000 Wynnmere East Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016
5.000 05/01/29 697,815
340,000 (a) Yarbrough Lane Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, 2024 Project Series
2024
4.750 05/01/31 342,406
1,000,000 (a) Yarbrough Lane Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, 2024 Project Series
2024
5.350 05/01/44 1,013,415
95,000 (a) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment Area
2, Series 2021
2.500 05/01/26 92,831
260,000 (a) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment Area
2, Series 2021
3.000 05/01/31 241,380
640,000 (a) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment Area
2, Series 2021
3.375 05/01/41 537,810
90,000 (a) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
4.375 11/01/24 90,031
500,000 (a) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
4.750 11/01/29 512,470
TOTAL FLORIDA 887,494,938
GEORGIA - 2.4%
3,785,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500 12/15/48 3,219,213
13,475,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5.000 04/01/34 13,892,420
2,950,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 3,055,522
2,455,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.000 01/01/25 1,104,750
9,250,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.500 01/01/29 4,162,500
2,540,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.750 01/01/35 1,143,000
1,670,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 751,500

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
174
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
5.700% 06/15/38 $ 517,969
500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6.000 06/15/43 517,786
4,050,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.250 10/01/49 4,446,471
295,000 Gainesville and Hall County Development Authority, Georgia,
Educational Facilities Revenue Bonds, Riverside Military
Academy, Refunding Series 2017
5.000 03/01/27 280,569
1,000,000 Macon-Bibb County Urban Development Authority, Georgia,
Multifamily Housing Revenue Bonds, Dempsey Apartments
Project, Series 2018A
5.200 12/01/53 969,287
245,000 (a) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5.000 06/15/27 249,137
49,350,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 49,289,369
25,000,000 (b),(c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31) (SOFR*0.67% +
1.700%), (UB)
5.264 12/01/53 25,793,578
5,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024B, (Mandatory Put 3/01/32)
5.000 12/01/54 5,486,249
510,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2021A - AGM Insured
4.000 01/01/41 515,279
160,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project P Bonds, Series 2021A
4.000 01/01/46 155,855
425,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project P Bonds, Series 2021A
4.000 01/01/51 404,394
TOTAL GEORGIA 115,954,848
HAWAII - 0.3%
1,235,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000 07/01/34 1,280,306
1,000,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000 07/01/39 1,017,693
13,810,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University, Series 2018
6.000 07/01/28 14,284,911
TOTAL HAWAII 16,582,910
IDAHO - 0.4%
825,000 Idaho Health Facilities Authority, Revenue Bonds, Kootenai
Health Project, Series 2014
4.375 07/01/34 825,469
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5.000 09/01/37 1,008,443
1,000,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5.000 07/15/41 928,685
645,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4.000 05/01/31 612,487
2,565,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4.000 05/01/41 2,162,242
13,420,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Pinecrest Academy of Idaho Project, Series
2022A
6.000 07/15/29 13,607,710
440,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Pinecrest Academy of Idaho Project, Series
2022B
5.500 07/15/29 442,817
TOTAL IDAHO 19,587,853

175
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 4.5%
$ 690,000 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax
Increment Revenue Bonds, East River Area TIF 6, Refunding
Series 2018A
5.000% 12/30/27 $ 691,086
1,095,000 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott
Parkway Redevelopment Project, Series 2007A
5.700 05/01/36 1,089,009
1,235,000 (a) Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds,
South Berwyn Corridor Project, Series 2020
4.000 12/01/28 1,200,875
3,920,000 (a) Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds,
South Berwyn Corridor Project, Series 2020
4.500 12/01/33 3,639,437
1,047,289 (d) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005 6.250 01/01/26 1,047,289
1,645,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5.000 03/01/33 1,686,600
19,265,000 (b),(e) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
5.750 04/01/33 20,298,581
15,835,000 (b),(e) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
5.750 04/01/34 16,668,953
2,985,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
5.750 04/01/35 3,140,052
1,500,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6.000 04/01/46 1,568,154
300,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5.000 04/01/33 308,896
1,370,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5.000 04/01/34 1,410,488
1,240,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5.000 04/01/33 1,295,513
1,535,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5.000 04/01/34 1,603,511
1,610,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5.000 04/01/35 1,680,009
1,270,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5.000 04/01/36 1,323,122
10,000,000 (a) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B
6.750 12/01/30 10,969,803
1,000,000 (a) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B
7.000 12/01/42 1,088,099
650,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D
5.000 12/01/31 669,626
1,500,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D
5.000 12/01/46 1,499,967
20,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7.000 12/01/26 20,712,896
1,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7.000 12/01/44 1,027,608
7,155,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5.875 12/01/47 7,915,587
8,120,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
6.000 12/01/49 9,032,243
2,943,000 (a) Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Note, North Pullman Chicago Neighborhood
Initiative, Inc.Redevelopement Project-Whole Foods Warehouse
& Distribution Facility, Series 2016A
5.000 03/15/34 2,942,995
6,500,000 Chicago, Illinois, General Obligation Bonds, Project & Refunding
Series 2017A
5.625 01/01/31 6,790,403
220,000 Chicago, Illinois, General Obligation Bonds, Project & Refunding
Series 2017A
6.000 01/01/38 230,024
1,535,000 Chicago, Illinois, General Obligation Bonds, Series 2015A 5.500 01/01/35 1,539,630
2,154,735 Gilberts Village, Kane County, Illinois, Tax Increment Revenue
Note, Prairie Buisness Park-Industrial Property, Series 2018A
5.000 11/15/34 2,139,102
1,390,000 Governors State University Board of Trustes, Illinois, Certificates
of Participation, Capital Improvement Projects, Series 2018 - BAM
Insured
5.000 07/01/28 1,476,868
1,660,000 (a) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
4.000 07/01/31 1,471,024

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
176
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 4,470,000 (a) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5.000% 07/01/41 $ 3,759,104
350,000 (a) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5.250 12/01/25 351,623
1,815,000 (a) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5.500 12/01/30 1,837,138
1,495,000 Illinois Finance Authority, Education Revenue Bonds, Noble
Network of Charter Schools, Series 2013
6.000 09/01/32 1,497,969
5,135,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.000 05/15/33 4,875,706
2,750,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.500 05/15/54 2,324,067
120,000 (g) Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015, (Pre-refunded 5/01/25)
4.125 05/01/45 120,617
115,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015
4.125 05/01/45 115,591
615,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015
4.125 05/01/45 597,591
605,000 (d) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5.000 05/15/26 242,000
1,275,000 (d) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5.000 05/15/40 510,000
6,400,000 Illinois Finance Authority, Revenue Bonds, Lutheran Home and
Services, Series 2019A
5.000 11/01/49 4,210,668
15,520,000 (a) Illinois Finance Authority, Revenue Bonds, mHUB Chicago Project
Series 2023
5.420 10/01/38 16,239,766
2,100,000 (a) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018B
6.000 04/01/38 2,137,176
2,500,000 (a) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.000 04/01/38 2,544,260
1,000,000 (a) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.125 04/01/49 1,008,388
2,700,000 (a) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.125 04/01/58 2,705,538
8,750,000 Illinois Municipal Electric Agency, Power Supply System Revenue
Bonds, Refunding Series 2015A
4.000 02/01/33 8,776,763
105,000 Illinois State, General Obligation Bonds, June Series 2016 4.000 06/01/36 105,360
8,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5.000 01/01/36 8,036,492
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5.000 01/01/39 10,039,562
5,550,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5.000 01/01/37 5,623,768
695,000 Minooka, Illinois, Special Assessment Bonds, Refunding
Improvement Series 2014 - AGM Insured
5.000 12/01/24 696,663
380,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4.250 01/01/29 376,276
449,836 (a) North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse Facility,
Redevelopment Project, Series 2018A
6.000 03/15/34 449,820
320,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/25 319,669
330,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/26 330,280
345,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/27 345,131
355,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/28 354,104
370,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/29 370,597
385,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/30 383,351

177
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 400,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000% 12/01/31 $ 396,436
420,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/32 416,299
435,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/33 428,725
450,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/34 443,650
1,780,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 1 Woods Creek, Refunding Series
2015
4.500 03/01/34 1,691,159
740,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 5 Wooded Shores, Refunding Series
2015
4.250 03/01/29 727,730
345,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 7 Deep Spring Woods, Refunding
Series 2015
4.250 03/01/29 339,279
788,656 (d) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6.000 01/01/26 788,656
TOTAL ILLINOIS 214,674,422
INDIANA - 0.8%
890,000 (a) Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch at Cook Road Project, Series 2018
5.300 01/01/32 826,989
150,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5.125 01/01/32 137,478
1,830,000 (a) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5.125 06/01/32 1,820,137
1,335,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017
5.000 07/01/27 1,364,103
165,000 (a) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Circle City Preparatory Inc. Project, Series 2021A
5.000 12/01/30 161,480
255,000 (a) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Circle City Preparatory Inc. Project, Series 2021A
5.000 12/01/40 232,267
225,000 (a) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series
2016
6.250 12/01/24 225,590
2,330,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5.500 04/01/33 2,370,174
1,275,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5.500 04/01/34 1,296,909
2,500,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5.000 04/01/37 2,524,887
11,005,000 Indiana Housing and Community Development Authority,
Multifamily Housing Revenue Bonds, Vita of New Whiteland
Project, Series 2022
6.750 01/01/43 11,289,972
2,500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5.000 03/01/33 2,753,544
4,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5.500 03/01/38 4,504,955
1,380,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7.750 03/01/67 1,516,293
1,840,000 Lafayette Redevelopment District, Indiana, Revenue Bonds,
Series 2024B
5.000 02/15/27 1,934,349
185,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5.050 04/01/26 182,748
2,283,872 (d) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A,
(AMT)
7.250 12/01/28 23
180,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver
Birch of Terre Haute Project, Series 2017
5.100 01/01/32 164,718

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
178
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 4,070,000 (a) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper
LLC Project, Refunding Series 2024, (AMT)
4.875% 01/01/44 $ 4,278,529
1,675,000 (a) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper
LLC Project, Refunding Series 2024, (AMT)
5.000 01/01/54 1,751,880
TOTAL INDIANA 39,337,025
KANSAS - 0.8%
375,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000 12/01/27 372,532
400,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000 12/01/28 395,900
300,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000 12/01/41 269,589
750,000 Kansas Development Finance Authority Revenue Bonds, Village
Shalom Project, Series 2018A
5.250 11/15/33 694,947
1,790,000 Kansas Development Finance Authority Revenue Bonds, Village
Shalom Project, Series 2018A
5.500 11/15/38 1,589,668
1,100,000 (d) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
5.250 12/15/29 495,000
4,166,421 (d) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
4.375 12/15/24 4,041,428
7,250,000 (d) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5.250 12/15/29 3,987,500
2,145,000 (d) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6.000 12/15/32 686,400
1,730,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2018I
5.000 05/15/47 1,546,721
895,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2019III
5.000 05/15/50 785,981
3,540,000 (f) Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.250 05/15/39 3,553,077
655,000 Wyandotte County/Kansas City Unified Government, Kansas,
Community Improvement District Sales Tax Revenue Bonds,
Legends Appartments Garage & West Lawn Project, Series 2018
4.500 06/01/40 657,024
18,425,000 (a) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas 2B
3 and 5, Series 2022
5.750 09/01/39 19,158,796
TOTAL KANSAS 38,234,563
KENTUCKY - 1.1%
5,500,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2.125 10/01/34 4,497,213
770,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5.000 02/01/26 780,064
2,500,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2022A, (AMT)
4.700 01/01/52 2,508,977
5,000,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5.250 06/01/41 5,110,603
570,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5.000 11/15/25 568,371
2,000,000 Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Series 2015A - NPFG Insured
5.000 09/01/42 2,014,530
7,005,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 7,665,108
19,795,000 (b),(e) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2024A-1, (Mandatory Put 7/01/30)
5.000 05/01/55 21,303,979
6,430,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1.300 09/01/44 5,925,855
TOTAL KENTUCKY 50,374,700

179
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 1.7%
$ 2,250,000 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade
Corporation Project, Series 2002
6.800% 02/01/27 $ 2,255,290
1,595,000 (a) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
4.800 06/15/29 1,613,212
500,000 (a) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5.500 06/15/38 510,353
190,000 (a) Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
3.375 06/01/27 186,631
250,000 (a) Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
3.750 06/01/32 236,351
260,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2021
2.375 06/01/26 253,055
695,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2021
2.875 06/01/31 629,496
190,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
4.450 06/01/27 191,701
250,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5.000 06/01/32 256,871
750,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5.375 06/01/42 773,560
1,775,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Cameron Parish GOMESA Project, Green Series 2018
5.650 11/01/37 1,911,275
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Entergy Lousiana, LLC Project, Refunding Series 2021B
2.500 04/01/36 1,706,788
1,645,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Jefferson Parish GOMESA Project, Series 2019
4.000 11/01/44 1,587,612
365,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5.375 11/01/38 383,587
5,100,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
4.000 10/01/41 5,081,331
1,000,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westside
Habilitation Center Project, Refunding Series 2017A
5.750 02/01/32 998,766
600,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lake Charles College Prep Project, Series 2019A
5.000 06/01/29 613,172
300,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.000 06/01/31 297,467
1,805,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.000 06/01/41 1,666,411
1,000,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.250 06/01/51 887,437
645,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/30 647,854
965,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/57 848,840
8,630,000 (a) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)
6.500 07/01/36 8,636,093
600,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
BBR Schools - Materra Campus Project, Series 2021A
4.000 06/01/31 570,718
1,350,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
BBR Schools - Materra Campus Project, Series 2021A
4.000 06/01/41 1,143,928
486,628 (a),(d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Encore Academy Project, Series 2021A
5.000 06/01/31 291,977
500,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.000 06/01/37 506,243

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
180
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,400,000 (a),(f) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5.000% 12/15/34 $ 1,467,562
435,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.125 06/01/37 451,929
185,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.375 06/01/52 187,531
2,500,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5.250 10/01/53 2,634,340
500,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/27 425,000
1,745,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/28 1,483,250
1,680,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/29 1,428,000
1,695,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/30 1,440,750
1,000,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/32 850,000
750,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/33 637,500
1,500,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/37 1,275,000
4,000,000 (a),(d) Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds,  Lousiana Pellets Inc Project, Series 2015, (AMT)
7.000 07/01/24 40
2,450,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.500 09/01/54 2,702,931
500,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2015B, (AMT)
5.000 01/01/40 500,558
14,000,000 (b),(e) New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2015B, (AMT)
5.000 01/01/45 14,008,449
980,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017B, (AMT)
5.000 01/01/27 1,018,942
1,600,000 (a) Plaquemines Port, Harbor and Terminal District, Louisiana,
Facilities Revenue Bonds, NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 1,655,608
3,990,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6.100 06/01/38 4,466,603
4,190,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6.350 10/01/40 4,664,357
3,735,000 (a),(b),(e) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6.100 12/01/40 4,191,272
265,000 Saint Tammany Public Trust Financing Authority, Louisiana,
Revenue Bonds, Christwood Project, Refunding Series 2015
5.000 11/15/24 265,130
TOTAL LOUISIANA 80,440,771
MAINE - 0.2%
11,050,000 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Series 2001, (AMT)
6.875 10/01/26 11,076,312
TOTAL MAINE 11,076,312
MARYLAND - 0.6%
2,210,000 (b),(e) Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/31 2,242,096
1,000,000 (b),(e) Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/32 1,012,346
1,500,000 (b),(e) Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/33 1,516,831
2,360,000 (b),(e) Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/35 2,376,942
500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/36 502,765

181
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 275,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
5.000% 06/15/25 $ 275,245
385,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
5.000 06/15/26 385,410
345,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
5.000 06/15/27 345,375
875,000 (a) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4.875 06/01/42 897,324
515,000 (a) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4.000 02/15/28 518,377
8,410,000 Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore
Facility, Refunding Series 2010
5.750 09/01/25 8,477,136
3,360,000 (d) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
2.500 12/01/25 2,179,800
6,895,000 (d) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
5.000 12/01/31 4,473,131
1,000,000 (d) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B
5.250 12/01/31 648,750
270,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000 07/01/27 280,941
190,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000 07/01/29 197,323
325,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000 07/01/30 336,524
375,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000 07/01/31 387,213
530,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000 07/01/37 530,342
280,000 (a) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.000 07/01/27 284,129
750,000 (a) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Imagine Andrews Public Charter School, Series
2022A
5.500 05/01/42 758,574
295,000 (a) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
4.375 07/01/30 297,292
600,000 (a) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5.000 07/01/30 618,789
1,000,000 (a) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5.250 07/01/48 1,017,405
TOTAL MARYLAND 30,560,060
MASSACHUSETTS - 0.1%
2,430,000 Massachusetts Port Authority, Revenue Bonds, Refunding Series
2016B, (AMT)
5.000 07/01/43 2,463,504
TOTAL MASSACHUSETTS 2,463,504
MICHIGAN - 0.2%
75,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
3.500 11/01/24 74,937
410,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
3.875 11/01/29 405,055
85,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
5.000 11/01/34 88,081
150,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5.000 11/01/26 147,957
1,915,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5.000 02/15/30 1,949,115

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
182
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 2,010,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5.000% 02/15/31 $ 2,039,289
5,000 Detroit, Michigan, Sewer Disposal System Revenue Bonds,
Second Lien, Series 2006B - NPFG Insured
5.000 07/01/36 5,007
825,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2021, (AMT)
5.000 01/01/46 885,832
1,250,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project, Refunding
Series 2021
4.000 05/01/31 1,125,723
705,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Cesar Chavez Academy Project,
Refunding Series 2019
4.000 02/01/29 683,718
870,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hanley International Academy, Inc.
Project, Refunding Series 2021
3.500 09/01/30 827,396
580,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
4.250 12/01/39 491,649
1,310,000 (a) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5.900 07/15/46 1,055,598
535,000 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes of
Michigan, Series 2012
5.250 06/01/32 505,244
580,000 (a) Warren Academy, Macomb County, Michigan, Revenue Bonds,
Public School Academy, Refunding Series 2020A
5.000 05/01/35 582,065
TOTAL MICHIGAN 10,866,666
MINNESOTA - 1.8%
320,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
3.500 08/01/26 317,409
400,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
3.500 08/01/27 395,099
270,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/28 270,083
415,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/29 415,054
260,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/30 258,918
300,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/31 298,038
455,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Taxable Series 2021B
6.000 06/15/27 439,452
165,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds,
Athlos Leadership Academy Project, Series 2015A
4.750 07/01/25 163,554
630,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds,
Athlos Leadership Academy Project, Series 2015A
5.250 07/01/30 611,110
2,265,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds,
Prairie Seeds Academy Project, Refunding Series 2015A
5.000 03/01/34 2,265,817
375,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
4.000 07/01/28 367,688
540,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/31 542,382
1,350,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
3.875 07/01/29 1,297,996
1,680,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5.000 07/01/34 1,673,464

183
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 2,135,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5.000% 07/01/39 $ 2,080,499
350,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5.000 07/01/25 349,082
25,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
4.400 07/01/25 25,092
3,515,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2020A
5.000 07/01/55 3,526,365
1,600,000 (a) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6.125 06/15/61 1,639,205
400,000 (a) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Taxable Series 2024B
7.500 06/15/28 409,980
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5.000 06/15/29 547,130
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5.000 06/15/30 554,084
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5.000 06/15/31 560,068
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5.000 06/15/32 566,048
625,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5.000 06/15/33 706,084
600,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/34 637,837
260,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/35 274,961
425,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/36 447,382
425,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/37 446,868
300,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/39 311,741
500,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/29 500,305
225,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
3.250 06/01/31 202,542
170,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4.000 06/01/41 141,577
2,100,000 (a) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5.000 07/01/56 1,779,893
550,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6.850 12/01/29 551,373
850,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5.250 06/01/42 835,534
200,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Taxable Series 2022B
5.500 06/01/27 200,610
565,000 (a) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
4.000 12/01/31 524,833
1,685,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hennepin Schools Project, Series 2021A
4.000 07/01/31 1,601,421

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
184
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 4,350,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hennepin Schools Project, Series 2021A
4.000% 07/01/41 $ 3,637,239
890,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.000 07/01/32 921,139
550,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.375 07/01/42 554,981
120,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Taxable Series 2022B
5.750 07/01/25 119,653
510,000 (a) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
5.500 07/01/27 518,096
1,495,000 (a) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
4.250 12/01/27 1,501,966
650,000 (a) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5.000 06/01/32 638,198
2,365,000 (a) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5.250 06/01/42 2,282,993
4,035,000 (a) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5.250 06/01/52 3,794,066
3,005,000 (a) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5.500 06/01/57 2,886,053
325,000 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village
at St. Anthony Falls Project, Refunding Series 2015
4.000 03/01/27 325,088
10,000,000 (c) Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022B, (Mandatory Put 12/01/27) (SOFR*0.67% +
1.000%)
4.243 12/01/52 10,029,435
1,100,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5.000 09/01/34 1,099,101
570,000 Rochester, Minnesota, Charter School Lease Revenue Bonds,
Rochester Math & Science Academy Project, Series 2018A
4.500 09/01/26 553,310
6,165,000 (a),(d) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5.500 06/01/42 5,363,550
10,650,000 (a),(d) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5.750 06/01/52 9,265,500
2,000,000 (a),(d) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5.875 06/01/57 1,740,000
400,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
3.750 04/01/26 390,724
4,210,000 (a),(b),(e) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
4.500 03/01/33 4,389,633
6,045,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5.250 03/01/43 6,193,400
150,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
4.750 07/01/29 151,957
255,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Hope Community Academy Project,
Series 2015A
4.000 12/01/24 254,049
700,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Hope Community Academy Project,
Series 2015A
4.500 12/01/29 651,826
600,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
4.000 10/01/26 595,001
1,115,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
4.750 10/01/31 1,108,448
60,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
3.750 06/01/26 58,981
400,000 Woodbury Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Saint Therese of Woodbury, Series 2014
4.000 12/01/24 399,898
TOTAL MINNESOTA 88,160,863

185
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSISSIPPI - 0.3%
$ 2,700,000 (a),(d) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding
Subordinate Series 2023, (Mandatory Put 6/15/25)
6.000% 10/15/49 $ 2,663,372
930,000 (a),(d) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6.000 10/15/30 930,647
3,615,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5.000 09/01/41 3,650,359
4,635,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5.000 09/01/46 4,664,672
TOTAL MISSISSIPPI 11,909,050
MISSOURI - 1.1%
1,000,000 Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016
4.000 08/01/38 730,421
525,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6.000 03/01/33 536,333
3,525,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5.000 03/01/36 3,654,960
4,000,000 Independence Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special Districts, Hub Drive
Redevelopment Project Series 2023
6.250 11/01/44 4,145,352
7,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5.000 03/01/54 7,230,915
1,000,000 (a) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5.000 06/01/46 1,017,399
840,000 (a) Kansas City Industrial Development Authority, Missouri, Revenue
Bonds, Platte Purchase Project A, Series 2019
5.000 07/01/40 795,815
1,000,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.000 05/15/25 999,519
1,075,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.000 05/15/26 1,076,597
1,080,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.000 05/15/27 1,083,621
1,150,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.250 05/15/28 1,160,569
2,645,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.250 05/15/31 2,658,970
5,400,000 (a) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
4.375 02/01/31 5,270,372
2,750,000 (a) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5.000 02/01/40 2,749,689
4,600,000 (a) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5.000 02/01/50 4,530,876
345,000 (a) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5.125 06/01/25 343,894
925,000 (d) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series 2018
5.000 05/15/26 370,000
5,515,000 (d) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series 2018
5.000 05/15/40 2,206,000
2,515,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4.000 10/01/31 2,507,401

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
186
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 2,135,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4.000% 10/01/34 $ 2,093,589
150,000 Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021
3.000 05/01/30 142,829
500,000 Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021
3.125 05/01/35 445,708
560,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Nazareth Living Center, Series
2015A
5.000 08/15/25 560,630
895,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5.000 11/15/27 900,916
990,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5.000 11/15/29 995,701
1,095,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5.000 11/15/31 1,099,041
340,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5.000 12/01/25 340,605
2,360,000 (a) Saint Louis Industrial Development Authority, Missouri, Revenue
Bonds, Confluence Academy Project, Series 2022A
5.500 06/15/42 2,325,678
515,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6.000 03/01/37 526,471
500,000 (a) The Industrial Development Authority of the County of St. Louis,
Missouri, Transportation Development Refunding Revenue
Bonds, Series 2019B
4.375 03/01/33 468,687
TOTAL MISSOURI 52,968,558
MONTANA - 0.1%
1,000,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5.000 05/15/27 999,943
1,180,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5.250 05/15/30 1,182,787
435,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5.250 05/15/32 434,973
TOTAL MONTANA 2,617,703
NEBRASKA - 1.0%
40,000,000 (b),(c) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, SOFR Series 2022-2, (Mandatory Put 10/01/29)
(SOFR*0.67% + 2.180%), (UB)
5.738 05/01/53 41,678,172
5,410,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023G
5.400 09/01/53 5,726,964
TOTAL NEBRASKA 47,405,136
NEVADA - 0.3%
1,060,000 Clark County, Nevada, Local Improvement Bonds, Special
Improvement District 159 Summerlin Village 16A, Series 2015
5.000 08/01/28 1,070,025
1,010,790 (a),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2017B, (AMT)
5.125 12/15/37 70,755
2,729,621 (a),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6.950 02/15/38 11,191
1,842,684 (a),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6.750 02/15/38 7,555
9,197,322 (a),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5.875 12/15/27 643,813

187
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 2,822,205 (a),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6.250% 12/15/37 $ 197,554
1,495,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4.000 09/01/32 1,462,163
640,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4.000 09/01/35 600,432
710,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5.000 09/01/38 716,138
660,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 808 & 810 Summerlin Village 23B,
Refunding Series 2014
5.000 06/01/25 660,446
435,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series 2015
5.000 12/01/26 440,879
320,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 814 Summerlin Village 21& 24A, Series
2019
4.000 06/01/39 299,121
220,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5.000 07/15/27 222,260
1,400,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5.000 07/15/47 1,402,262
635,000 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
4.250 06/01/34 633,580
775,000 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
4.500 06/01/39 771,926
675,000 (a) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
4.000 12/01/27 676,928
1,600,000 (a) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5.000 12/01/37 1,619,010
850,000 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C
5.400 06/01/27 850,284
400,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Bonds, ReTrac-Reno Transporation Rail Access Corridor Project,
Series 2018B - AGM Insured
5.000 06/01/38 423,592
TOTAL NEVADA 12,779,914
NEW HAMPSHIRE - 0.8%
4,202,428 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-1 Class A
4.250 07/20/41 4,230,057
1,270,000 (a),(b),(e) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A,
(Mandatory Put 7/02/40)
3.625 07/01/43 1,088,591
6,975,000 (a),(b),(e) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020B, (AMT),
(Mandatory Put 7/02/40)
3.750 07/01/45 6,038,722
25,125,000 (a) National Finance Authority, New Hampshire, Revenue Bonds,
GHI Kiran Capital LLC Project, Series 2022
6.250 09/01/30 25,126,638
TOTAL NEW HAMPSHIRE 36,484,008
NEW JERSEY - 0.4%
445,000 (g) New Jersey Building Authority, State Building Revenue Bonds,
Refunding Series 2016A, (Pre-refunded 6/15/26)
4.000 06/15/30 455,739
900,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of Newark,
Series 2017
5.000 07/15/32 925,252
135,000 (a) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
4.250 09/01/27 136,509
2,000,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.000 01/01/34 2,000,539

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
188
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 650,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University
Student Housing Project, Series 2015A
5.000% 01/01/25 $ 649,997
250,000 (a),(b) New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond
Trust 2016-XF2340, (IF)
5.993 09/01/25 250,746
100,000 (a) New Jersey Economic Development Authority, School Revenue
Bonds, Leap Academy University Charter School Inc. Project;
Series 2014A
5.125 10/01/24 100,000
3,315,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5.625 11/15/30 3,337,369
6,000,000 (b),(e) New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5.625 11/15/30 6,040,488
1,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
4.125 06/15/39 1,523,663
5,330,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2017A
5.000 01/01/32 5,590,012
TOTAL NEW JERSEY 21,010,314
NEW MEXICO - 0.1%
500,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
4.450 10/01/33 506,368
525,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
5.050 10/01/44 532,753
50,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2015
4.875 10/01/25 49,858
1,770,000 Mariposa East Public Improvement District, New Mexico, Special
Levy Revenue Bonds, Series 2015B
5.900 09/01/32 1,762,142
TOTAL NEW MEXICO 2,851,121
NEW YORK - 4.2%
1,250,000 Babylon Local Development Corporation II, New York, Education
Revenue Bonds, The Academy Charter School Project, Series
2023A
5.750 02/01/33 1,308,822
625,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School for
Applied Technologies, Series 2017A
4.500 06/01/27 637,636
225,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series 2022A
5.000 06/15/42 233,280
700,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.250 11/01/34 420,000
1,000,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7.250 06/01/55 1,084,395
3,805,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.250 06/01/40 3,820,616
2,500,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/40 2,454,566
400,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
4.000 06/01/31 381,905
450,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5.000 06/01/36 451,269
1,500,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024A
5.250 05/01/41 1,677,150
3,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5.000 05/01/34 3,392,846
2,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5.000 05/01/35 2,257,252
2,700,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5.000 05/01/36 3,041,575
3,305,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5.000 05/01/37 3,702,542

189
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 13,010,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0.000% 01/01/45 $ 3,722,311
4,000,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 3,794,854
4,210,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5.000 01/01/56 3,659,151
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2017A
5.890 02/01/32 1,019,293
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2018A
6.470 02/01/33 1,046,096
800,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A
4.760 02/01/27 797,159
580,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4.050 02/01/31 553,402
1,080,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4.450 02/01/41 929,396
4,795,000 Jefferson County Civic Facility Development Corporation, New
York, Revenue Bonds, Samaritan Medical Center Project, Series
2017A
4.000 11/01/42 3,879,221
1,000,000 (d) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5.500 09/01/23 540,000
12,050,000 (b),(e) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2016A-1
5.250 11/15/56 12,233,470
2,895,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Variable Rate Demand Obligations, Series
2002G-1 (SOFR*0.67% + 0.430%)
3.673 11/01/26 2,887,957
500,000 (a) Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School
Project, Social Impact Series 2022
5.000 07/01/32 520,487
1,390,000 (a) Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School
Project, Social Impact Series 2022
5.625 07/01/42 1,438,813
400,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/29 400,651
210,000 New Rochelle Corporation, New York, Local Development
Revenue Bonds, Iona College Project, Series 2015A
5.000 07/01/27 212,767
375,000 New Rochelle Corporation, New York, Local Development
Revenue Bonds, Iona College Project, Series 2015A
5.000 07/01/28 379,860
6,360,000 (d) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.300 10/01/27 4,213,500
1,685,000 (d) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.350 10/01/46 1,116,312
5,040,000 (b),(e) New York Counties Tobacco Trust IV, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2005A
5.000 06/01/42 4,831,004
1,180,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4.000 10/31/41 1,116,926
2,485,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 2,485,037
1,180,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 1,180,062

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
190
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2021, (AMT)
3.000% 08/01/31 $ 944,707
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.500 06/30/54 5,382,794
24,475,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6.000 06/30/54 26,762,404
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5.125 06/30/60 5,226,071
3,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5.375 06/30/60 3,658,955
5,750,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/41 6,056,871
8,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/26 8,134,193
1,970,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/36 2,029,283
14,225,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4.000 10/01/30 14,363,150
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 11,316,586
1,250,000 Onondaga Civic Development Corporation, New York, Revenue
Bonds, Crouse Health Hospital Inc. Project, Refunding Series
2024A
5.125 08/01/44 1,285,849
1,665,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Fifth Series 2014, (AMT)
5.000 09/01/32 1,666,932
3,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Seventh Series 2016,
(AMT)
5.000 11/15/32 3,105,994
2,580,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0.000 06/01/66 277,880
10,385,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/30 8,078,343
4,895,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/31 3,798,305
3,230,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/32 2,499,849
5,700,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/33 4,407,943
2,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/34 1,546,381
6,705,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/35 5,185,540
2,100,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/36 1,624,970

191
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,475,000 (a) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000% 07/01/36 $ 1,549,831
210,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Kendal on Hudson Project, Refunding Series
2022B
5.000 01/01/27 216,840
480,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Kendal on Hudson Project, Refunding Series
2022B
5.000 01/01/32 516,323
525,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Kendal on Hudson Project, Refunding Series
2022B
5.000 01/01/37 561,182
500,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Kendal on Hudson Project, Refunding Series
2022B
5.000 01/01/41 528,511
TOTAL NEW YORK 198,547,270
NORTH CAROLINA - 0.0%
1,000,000 (a),(b) Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019,
(IF)
6.476 04/01/36 1,032,694
125,000 (a) Mooresville, North Carolina, Special Assessment Revenue Bonds,
Series 2015
4.375 03/01/25 124,548
900,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4.000 03/01/36 886,992
TOTAL NORTH CAROLINA 2,044,234
OHIO - 3.1%
1,000,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5.250 11/15/41 1,020,654
48,915,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 4,669,132
7,250,000 (b),(e) County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5.250 11/15/48 7,412,624
3,305,000 Cuyahoga County Ohio, Health Care and Independent Living
Facilities, Revenue Refunding Bonds, Eliza Jennings Senior Care
Network, Series 2022A
5.375 05/15/37 3,414,273
4,310,000 (b),(e) Cuyahoga County Ohio, Health Care and Independent Living
Facilities, Revenue Refunding Bonds, Eliza Jennings Senior Care
Network, Series 2022A
5.500 05/15/42 4,390,237
1,000,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
3.375 12/01/29 939,516
205,000 Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014
5.000 11/15/24 205,402
200,000 Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014
5.000 11/15/25 200,392
500,000 Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014
5.000 11/15/26 500,990
2,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5.000 12/01/44 2,081,969
18,425,000 (a) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5.000 12/01/53 18,911,759
490,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A
5.000 12/01/32 472,016
24,100,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3.375 08/01/29 24,033,482

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
192
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 17,370,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2009A, (Mandatory Put 6/01/22)
4.750% 06/01/33 $ 18,689,974
2,000,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
4.250 01/15/38 2,020,696
9,810,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
4.500 01/15/48 9,860,038
540,000 (a) Ohio Housing Finance Agency,  Multifamily Housing Revenue
Bonds, Sanctuary at Springboro Project, Series 20017
5.125 01/01/32 482,848
35,080,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4.750 06/01/33 37,745,785
490,000 (a) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
3.750 12/01/31 472,334
595,000 Southeastern Ohio Port Authority, Hosptial Facilities Revenue
Bonds, Memorial Health System Obligated Group Project,
Improvement Series 2015
5.000 12/01/24 594,690
415,000 Southeastern Ohio Port Authority, Hosptial Facilities Revenue
Bonds, Memorial Health System Obligated Group Project,
Improvement Series 2015
5.000 12/01/25 414,945
3,275,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5.375 03/01/27 3,281,059
2,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6.000 03/01/45 2,003,193
5,000,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6.375 12/01/37 5,502,111
TOTAL OHIO 149,320,119
OKLAHOMA - 0.1%
1,510,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.250 08/15/43 1,561,625
2,600,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 2,685,381
1,780,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5.000 11/15/30 1,831,680
730,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5.000 11/15/32 750,762
TOTAL OKLAHOMA 6,829,448
OREGON - 0.2%
1,865,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding
Green Series 2021A
4.000 12/01/36 1,738,406
3,030,000 (a) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6.500 12/15/44 3,099,921
740,000 (a) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
3.750 06/15/29 716,051
385,000 Oregon Facilities Authority, Revenue Bonds, Redmond
Proficiency Academy Project, Series 2016A
4.500 06/15/28 385,083
75,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Series 2012B, (AMT)
3.700 07/01/32 74,878
1,000,000 (a) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series 2022A
6.750 06/15/42 1,047,498
120,000 Polk County Hospital Facility Authority, Oregon, Revenue Bonds,
Dallas Retirement Village Project, Series 2015A
5.000 07/01/25 120,614
405,000 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds,
Boise Cascade Project, Series 1997
5.650 12/01/27 405,599
3,965,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A
5.000 11/15/46 3,554,039
TOTAL OREGON 11,142,089

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 2.7%
$ 155,000 (a) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle
School Foundation Project, Taxable Series 2022B
5.000% 06/15/26 $ 153,444
2,000,000 (a) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy
Charter School, Series 2017
5.875 07/01/32 2,001,589
2,010,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6.250 05/01/42 2,053,592
505,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5.250 05/01/32 531,349
2,274,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6.000 06/30/34 2,472,575
32,401,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5.000 06/30/39 32,120,096
15,551,000 (i) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0.000 06/30/44 9,914,683
113,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-2
6.000 06/30/34 122,868
4,769,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 4,881,312
242,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024B-1
8.000 06/30/34 241,999
295,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.000 12/01/30 265,692
805,000 Chester County Industrial Development Authority, Pennsylvania,
Avon Grove Charter School Revenue Bonds, Series 2017A
4.000 12/15/27 811,542
149,000 (a) Chester County Industrial Development Authority, Pennsylvania,
Special Obligation Bonds, Woodlands at Greystone Project,
Series 2018
4.375 03/01/28 149,698
1,000,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Clarion University Foundation Inc. Student
Housing Project at Clarion University, Series 2014A
5.000 07/01/34 1,000,885
2,000,000 (a) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2017
5.125 10/15/41 1,506,406
5,000,000 (a) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6.250 10/15/53 3,927,613
280,000 Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn,
Inc. Project, Series 2017
5.000 06/01/27 283,043
2,000,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Masonic Villages Project, Series 2015
5.000 11/01/35 2,016,160
1,710,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
4.500 12/01/29 1,685,901
500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
5.000 12/01/32 497,979
1,775,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds, Seven Generations Charter
School, Series 2021A
4.000 05/01/41 1,545,529
1,000,000 McCandless Industrial Development Authority, Pennsylvania, La
Roche University Revenue Bonds, Series A and B of 2022
6.750 12/01/46 998,735
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care
Retirement Community Project, Series 2015
5.000 01/01/30 1,000,771
1,000,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6.500 09/01/43 1,040,613
1,245,000 Northampton County Industrial Development Authority,
Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33
Project, Series 2013
7.000 07/01/32 1,247,610

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
194
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 5,160,000 (a),(d),(h) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10.000% 12/01/40 $ 516
5,160,000 (a),(d),(h) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10.000 12/01/40 516
6,055,000 (d),(h) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2021A
10.000 12/01/31 605
5,000,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5.500 11/01/44 5,003,723
1,300,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009B, (Mandatory Put 6/01/27)
5.250 12/01/38 1,324,958
500,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.500 06/30/39 559,654
7,630,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5.000 12/31/34 7,789,793
8,675,000 Pennsylvania HIgher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Refunding Series 2015A
5.250 09/01/50 8,696,362
2,690,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2015A
5.000 11/01/29 2,717,613
8,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A
5.450 04/01/51 8,520,325
3,755,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015A-1
5.250 12/01/45 3,812,982
200,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/31 203,893
500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/32 509,214
7,000,000 (b),(e) Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Taxable Series 2017B
6.250 07/01/31 6,733,731
320,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Charter School Revenue Bonds, Mast Community Charter School
II Project, Series 2020A
5.000 08/01/30 333,048
590,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Charter School Revenue Bonds, Philadelphia Electrical &
Technology Charter School, Series 2021A
4.000 06/01/31 587,243
875,000 Quakertown General Authority Health Facilities Revenue USDA
Loan Anticipation Notes and Revenue Bonds for LifeQuest
Obligated Group, Pennsylvania, Series 2017C
5.300 07/01/42 822,213
5,000,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5.000 06/01/36 4,823,977
4,980,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds, Redstone
Presbyterian SeniorCare Obligated Group, Refunding Bonds,
Series 2021
4.000 05/15/41 4,290,108
TOTAL PENNSYLVANIA 129,202,158
PUERTO RICO - 4.6%
3,975,477 HTA Claas 6, Puerto Rico Highway and Transportation Authority
Highway Revenue Bonds, Series 2022
5.250 07/01/38 3,976,624
200,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/35 210,057
275,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
5.000 07/01/33 291,557
500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
5.000 07/01/37 527,949

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 334,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5.000% 07/01/37 $ 352,670
11,790,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6.125 07/01/40 4,205,503
1,100,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV
5.500 01/01/26 374,282
2,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
3.957 01/01/26 840
6,015,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5.000 01/01/26 2,452,513
1,000,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5.000 01/01/26 357,000
3,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
3.957 07/01/42 1,268
470,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5.500 01/01/26 161,407
6,205,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 2,161,889
1,140,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 406,979
450,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 155,641
200,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 69,174
2,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 07/01/32 845
2,140,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/27 745,622
9,660,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/28 3,430,646
4,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/28 1,690
7,020,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/29 2,495,790
50,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.000 01/01/26 17,963
1,995,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.250 07/01/27 682,830
110,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5.250 07/01/27 41,367
350,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/24 121,054
1,260,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/24 427,234
1,000,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/25 345,127
18,275,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/26 6,310,341
1,145,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/26 390,127
1,090,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/28 380,258
45,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.050 01/01/26 16,252
8,375,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4.800 07/01/29 3,538,437
3,000,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.000 07/01/29 1,055,553
500,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2016D-4-RSA-1
7.500 01/01/26 155,028
2,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW
5.375 01/01/26 840

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
196
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 6,135,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5.400% 07/01/28 $ 2,592,038
635,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Refunding
Series 2005SS
4.625 07/01/30 224,601
2,255,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/24 783,768
35,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/25 12,662
115,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/27 40,074
1,240,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/32 432,176
2,310,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/37 807,736
20,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.250 07/01/25 7,174
5,595,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/26 1,966,119
2,850,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/26 1,001,579
280,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 01/01/26 96,157
130,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.000 07/01/28 47,028
1,060,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.250 07/01/33 366,470
3,990,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 07/01/38 1,371,595
2,000,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5.250 07/01/24 684,018
975,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5.250 01/01/26 334,010
2,100,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/24 727,254
400,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4.625 07/01/25 140,846
50,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/25 17,659
490,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/28 170,701
695,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4.625 07/01/25 245,430
4,320,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5.250 01/01/26 1,528,629
730,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/33 237,324
3,415,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6.750 07/01/36 1,117,580
6,875,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5.000 07/01/42 2,472,674
745,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/43 242,201
2,460,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5.950 07/01/30 1,039,350
3,220,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6.250 07/01/40 1,340,559
18,537,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/27 16,772,278
21,437,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 7,275,445
19,644,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.750 07/01/53 19,704,466

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 10,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000% 07/01/58 $ 10,103,547
1,367,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Series 2019A-2B
4.550 07/01/40 1,374,739
30,488,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 30,472,966
6,383,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 6,400,031
25,381,816 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0.000 11/01/51 16,625,089
20,036,232 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 20,927,309
1,362,349 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 1,471,968
20,217,460 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 13,749,579
272,155 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 272,675
91,769 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/35 91,678
438,808 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 435,998
635,897 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 615,243
15,387,688 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0.000 11/01/43 9,925,059
9,204,307 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
1.000 11/01/51 5,039,358
275,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5.000 06/01/30 267,057
TOTAL PUERTO RICO 217,434,254
RHODE ISLAND - 0.2%
8,010,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5.000 09/01/31 8,095,353
TOTAL RHODE ISLAND 8,095,353
SOUTH CAROLINA - 0.2%
1,000,000 (a) Richland County, South Carolina, Special Assessment Revenue
Bonds, Village at Sandhill Improvement District, Refunding Series
2021
3.625 11/01/31 889,913
1,270,000 (a) Richland County, South Carolina, Special Assessment Revenue
Bonds, Village at Sandhill Improvement District, Refunding Series
2021
3.750 11/01/36 1,057,459
3,550,000 (a) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5.000 01/01/40 3,482,934
100,000 (a) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
4.500 08/15/25 99,649
500,000 (a) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5.125 08/15/35 495,885
1,100,000 (a) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5.000 06/15/29 1,112,504
200,000 (a) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
4.000 06/15/31 186,761
920,000 (a) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5.000 06/15/41 832,707

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
198
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 325,000 (a) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
6.125% 06/15/33 $ 341,618
940,000 (a) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
6.750 06/15/43 978,867
125,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5.000 12/01/28 128,772
TOTAL SOUTH CAROLINA 9,607,069
SOUTH DAKOTA - 0.1%
2,930,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Avera Health, Refunding Series 2017
5.000 07/01/46 2,992,915
TOTAL SOUTH DAKOTA 2,992,915
TENNESSEE - 0.4%
3,135,000 (a) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series
2016B
0.000 12/01/25 2,977,347
3,245,000 (a) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series
2016B
0.000 12/01/26 2,941,857
8,810,000 (a) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series
2016B
0.000 12/01/31 6,099,051
1,850,000 (a) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A
5.000 12/01/35 1,840,490
1,000,000 (a) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A
5.125 12/01/42 995,833
850,000 Bristol Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Pinnacle Project, Series 2016
5.000 06/01/27 838,601
1,190,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5.000 04/01/36 1,210,878
535,000 (d) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Graceland Project, Senior Series 2017A
4.750 07/01/27 478,902
500,000 (a) Shelby County Health, Educational, Housing, and Facility Board,
Tennessee, Student Housing Revenue Bonds, Madrone Memphis
Student Housing, I LLC - University of Memphis Project Series
2024A-1
5.000 06/01/44 521,384
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 2,084,060
190,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006C
5.000 02/01/25 190,379
TOTAL TENNESSEE 20,178,782
TEXAS - 10.0%
595,000 (a) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 1 Project, Series 2019
5.750 09/01/29 614,670
250,000 (a) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 2 Project, Series 2022
5.000 09/01/28 253,861
1,000,000 (a) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 2 Project, Series 2022
5.750 09/01/42 1,035,140
360,000 (a) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Major Improvement Area
Project, Series 2019
6.000 09/01/29 374,518
405,000 (a) Anna, Texas, Special Assessment Revenue Bonds, Meadow Vista
Public Improvement District Area 1 Project, Series 2024
4.875 09/15/31 411,827
850,000 (a) Anna, Texas, Special Assessment Revenue Bonds, Meadow Vista
Public Improvement District Area 1 Project, Series 2024
5.500 09/15/44 863,438
193,000 (a) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
3.250 09/15/26 188,703
500,000 (a) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
3.750 09/15/31 469,608

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 250,000 (a) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
4.000% 09/15/41 $ 229,228
373,000 Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
4.875 09/15/30 380,896
900,000 Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
5.625 09/15/43 928,476
195,000 Argyle, Texas, Special Assessment Revenue Bonds, Highlands
of  Argyle Public Improvement District 1 Project, Series 2017
4.250 09/01/27 197,064
830,000 (a) Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018
4.625 09/01/28 844,740
2,000,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4.250 08/15/34 2,011,792
1,250,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4.500 08/15/39 1,257,495
1,300,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4.750 08/15/44 1,303,889
1,350,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4.000 02/15/31 1,270,004
2,610,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4.125 02/15/41 2,200,719
630,000 (a) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
5.000 02/15/32 627,278
1,500,000 (a) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6.000 02/15/42 1,526,695
1,245,000 (a) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School, Series
2022
5.500 06/01/32 1,317,240
5,085,000 (a) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School, Series
2022
6.000 06/01/42 5,378,600
490,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, UME Preparatory Academy, Taxable
Series 2017A
4.550 08/15/28 492,669
226,000 (a) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phases 3A
Project, Series 2021
2.500 09/01/26 218,819
622,000 (a) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phases 3A
Project, Series 2021
3.000 09/01/31 575,445
490,000 (a) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Winn Ridge South Public Improvement District Project,
Series 2017
5.500 09/01/27 505,783
165,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/30 168,339
1,800,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/31 1,832,208
1,700,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/32 1,727,347
985,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/33 1,000,137
580,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/34 588,391
540,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/25 539,376

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
200
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,680,000 (b),(e) Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000% 01/01/27 $ 1,694,292
990,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/28 998,801
1,445,000 (b),(e) Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/29 1,457,220
880,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/30 886,501
1,985,000 (b),(e) Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/32 1,991,555
1,525,000 (b),(e) Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/34 1,527,606
325,000 (a) Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Whisper Valley Public Improvement
District Improvement Area 1, Series 2019
4.000 11/01/29 324,647
800,000 (a) Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Whisper Valley Public Improvement
District Improvement Area 2, Series 2022
5.375 11/01/42 823,932
900,000 Baytown Municipal Development District, Texas, Hotel Revenue
Bonds, Baytown Convention Center Hotel, First-Lien Series
2021A
2.500 10/01/31 783,650
194,000 (a) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series 2021
4.125 09/01/26 190,937
565,000 (a) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series 2021
4.750 09/01/31 538,666
1,645,000 (a) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series 2021
5.000 09/01/41 1,594,829
322,000 (a) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
4.250 09/15/30 327,743
1,010,000 (a) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
5.125 09/15/43 1,028,663
130,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.000 09/01/27 121,484
135,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.000 09/01/28 123,702
140,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.125 09/01/29 126,659
145,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.250 09/01/30 129,151
150,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.250 09/01/31 130,789
315,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.250 09/01/33 264,250
335,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.500 09/01/35 281,227
540,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.500 09/01/38 428,925
595,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.750 09/01/41 462,451
870,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
4.625 09/01/28 883,440
1,145,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5.000 09/01/28 1,170,794
194,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Celina Hills
Public Improvement District Project, Series 2022
4.375 09/01/27 194,480
430,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Celina Hills
Public Improvement District Project, Series 2022
4.625 09/01/32 432,346
205,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Celina
Sutton Fields II Public Improvement District Neighborhood
Improvement Areas 2-3 Project, Series 2019
4.125 09/01/39 192,926
95,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Creeks of
Legacy Public Improvement District Phase 2 Project, Series 2018
5.125 09/01/28 97,069

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 600,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Improvement Area 1
District Series 2023
4.500% 09/01/30 $ 606,949
1,630,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Improvement Area 1
District Series 2023
5.375 09/01/43 1,678,599
100,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 1 Project, Series 2021
3.250 09/01/26 98,591
200,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 1 Project, Series 2021
3.750 09/01/31 191,012
200,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major Improvement
Project, Series 2021
4.750 09/01/31 199,638
50,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major Improvement
Project, Series 2021
5.250 09/01/41 50,708
140,000 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing
Public Improvement District Phase 1 Project, Series 2016
4.200 09/01/27 140,662
170,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing
Public Improvement District Phase 1B, Series 2018
4.750 09/01/28 172,953
300,000 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing
Public Improvement District Project, Series 2018
5.000 09/01/28 307,622
175,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
2.750 09/01/27 165,072
350,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
3.125 09/01/32 306,479
875,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
3.375 09/01/42 701,836
340,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1 Project, Series 2023
4.375 09/01/30 343,101
1,225,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1 Project, Series 2023
5.125 09/01/43 1,237,909
930,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 1 Project, Series 2017
5.750 09/01/32 958,579
353,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Direct Improvement
Project, Series 2022
4.000 09/01/32 339,743
390,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Major Improvement
Project, Series 2017
6.125 09/01/32 401,110
450,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023
5.750 09/01/30 457,476
1,700,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023
6.500 09/01/43 1,752,415
166,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields
East Public Improvement District Phase 1 Project, Series 2022
3.250 09/01/27 159,343
350,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields
East Public Improvement District Phase 1 Project, Series 2022
3.625 09/01/32 320,652
150,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields
II Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
2.875 09/01/27 143,314
250,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields
II Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
3.250 09/01/32 225,076
1,175,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields
II Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
3.500 09/01/42 968,972
150,000 (a) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
3.500 09/01/26 148,443
500,000 (a) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4.000 09/01/31 487,866

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
202
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 125,000 (a) Celina, Texas, Special Assessment Revenue Bonds, The Parks at
Wilson Creek Public Improvement District Phase 1 Project, Series
2021
2.750% 09/01/26 $ 121,767
400,000 (a) Celina, Texas, Special Assessment Revenue Bonds, The Parks at
Wilson Creek Public Improvement District Phase 1 Project, Series
2021
3.250 09/01/31 373,713
105,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area 1
Project, Series 2016
4.375 09/01/26 105,576
100,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area 1
Project, Series 2016
5.000 09/01/36 100,572
90,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area 4
Project, Series 2021
2.500 09/01/26 87,053
175,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area 4
Project, Series 2021
3.000 09/01/31 158,661
500,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area 4
Project, Series 2021
3.375 09/01/41 423,039
130,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area 5
Project, Series 2022
4.500 09/01/27 131,687
255,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area 5
Project, Series 2022
4.875 09/01/32 262,960
170,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
4.625 09/01/31 172,604
475,000 (a) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
5.500 09/01/44 490,599
312,000 (a) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project, Special Assessment
Revenue Bonds, Series 2022
4.375 09/15/27 312,838
405,000 (a) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project, Special Assessment
Revenue Bonds, Series 2022
4.750 09/15/32 406,828
1,050,000 (a) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project, Special Assessment
Revenue Bonds, Series 2022
5.250 09/15/42 1,056,457
271,000 (a) City Of Midlothian, Texas, Westside Preserve Public Improvement
Major Improvement Area Project, Special Assessment Revenue
Bonds, Series 2022
5.125 09/15/27 272,231
310,000 (a) City Of Midlothian, Texas, Westside Preserve Public Improvement
Major Improvement Area Project, Special Assessment Revenue
Bonds, Series 2022
5.500 09/15/32 312,959
750,000 (a) City Of Midlothian, Texas, Westside Preserve Public Improvement
Major Improvement Area Project, Special Assessment Revenue
Bonds, Series 2022
6.000 09/15/42 771,233
600,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5.000 09/01/28 612,849
3,755,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A
5.000 12/01/45 3,761,650
6,400,000 (a) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2023A
5.750 06/15/38 6,633,204
5,000,000 (a) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2023A
6.000 06/15/43 5,149,430
325,000 (a) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2024A
5.000 06/15/34 326,630
275,000 (a) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2024A
5.750 06/15/44 278,633

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 370,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project, Series
2016
5.750% 09/01/28 $ 379,816
106,000 (a) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project, Series
2021
2.500 09/01/26 102,632
475,000 (a) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project, Series
2021
3.000 09/01/31 432,227
1,050,000 (a) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project, Series
2021
3.250 09/01/41 860,854
100,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.250 08/15/29 91,776
105,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.250 08/15/30 94,090
105,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.375 08/15/31 93,053
225,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.500 08/15/33 194,584
240,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.500 08/15/35 200,768
255,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.500 08/15/37 206,044
565,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.750 08/15/41 435,962
145,000 Comal County, Texas, Special Assessment Revenue Bonds,
Crossings Public Improvement District, Series 2017
4.000 09/01/27 145,211
650,000 Conroe Local Government Corporation, Texas, Hotel Revenue
and Contract Revenue Bonds, Subordinate Third Lien Series
2021C
4.000 10/01/41 651,182
700,000 Conroe Local Government Corporation, Texas, Hotel Revenue
and Contract Revenue Bonds, Subordinate Third Lien Series
2021C
4.000 10/01/46 674,676
1,050,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series 2021A
2.500 10/01/31 913,685
2,135,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
3.500 10/01/31 1,790,264
6,545,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
5.000 10/01/50 5,428,870
100,000 (a) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
4.125 09/15/26 100,021
260,000 (a) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
4.750 09/15/31 263,322
221,000 (a) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Crandall Carwright Ranch Public Improvement District
Improvement Area 1 Project, Series 2021
3.375 09/15/26 218,949
205,000 (a) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Crandall Carwright Ranch Public Improvement District
Improvement Area 1 Project, Series 2021
4.000 09/15/31 201,163
385,000 (a) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
5.375 09/15/27 393,687
530,000 (a) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
5.500 09/15/32 558,899
249,000 (a) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Single Family
Residential, Major Improvement Area Project, Series 2022
6.125 09/15/32 257,352

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
204
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 350,000 (a),(f) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
5.250% 09/15/31 $ 350,489
225,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/25 226,425
235,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/26 238,934
245,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/27 250,816
255,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/28 262,365
265,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/29 271,917
280,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/30 285,979
290,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/31 295,852
305,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/32 310,718
400,000 (a) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
4.875 08/15/27 403,656
778,000 (a) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
5.250 08/15/32 799,778
1,630,000 (a) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
5.875 08/15/42 1,674,840
571,000 (a) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement Area
2, Series 2024
4.500 08/15/31 572,317
1,000,000 (a) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement Area
2, Series 2024
5.375 08/15/44 1,015,623
184,000 (a) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2A &
3A2, Series 2022
3.750 08/15/27 184,002
587,000 (a) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2A &
3A2, Series 2022
4.000 08/15/32 572,361
510,000 (a) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C
& 3A1, Series 2019
3.500 08/15/29 497,385
110,000 (a) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C
& 3A1, Series 2019
4.000 08/15/39 102,897
325,000 (a) Flower Mound, Texas, Special Assessment Revenue Bonds, River
Walk Public Improvement District 1, Refunding Series 2021
2.625 09/01/26 317,516
1,320,000 (a) Flower Mound, Texas, Special Assessment Revenue Bonds, River
Walk Public Improvement District 1, Refunding Series 2021
3.250 09/01/31 1,248,444
690,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties,
Texas, Special Assessment Revenue Bonds, Public Improvement
District 16, Walsh Ranch/Quail Valley, Improvement Area 1-3
Project Series 2024 - BAM Insured
4.000 09/01/36 705,804
1,070,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties,
Texas, Special Assessment Revenue Bonds, Public Improvement
District 16, Walsh Ranch/Quail Valley, Improvement Area 1-3
Project Series 2024 - BAM Insured
4.125 09/01/39 1,088,499
1,170,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties,
Texas, Special Assessment Revenue Bonds, Public Improvement
District 16, Walsh Ranch/Quail Valley, Improvement Area 1-3
Project Series 2024 - BAM Insured
4.250 09/01/41 1,192,141
352,000 (a) Georgetown, Texas, Special Assessment Revenue Bonds, Parks at
Westhaven Public Improvement District Project, Series 2022
3.625 09/15/27 350,364

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 415,000 (a) Georgetown, Texas, Special Assessment Revenue Bonds, Parks at
Westhaven Public Improvement District Project, Series 2022
3.875% 09/15/32 $ 398,834
1,250,000 (a) Georgetown, Texas, Special Assessment Revenue Bonds, Parks at
Westhaven Public Improvement District Project, Series 2022
4.125 09/15/42 1,158,530
21,360,000 Greater Texas Cultural Educational Facilities Finance Corporation,
Texas, Revenue Bonds, Biomedical Research Institute Series
2024A
5.250 06/01/49 22,845,650
785,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project,
Series 1998, (AMT)
8.000 04/01/28 786,185
310,000 Hackberry, Texas, Combination Special Assessment and Contract
Revenue Road and Utility Bonds, Hidden Cove Improvement
District 2, Series 2017
4.000 09/01/25 310,784
335,000 Hackberry, Texas, Combination Special Assessment and Contract
Revenue Road and Utility Bonds, Hidden Cove Improvement
District 2, Series 2017
4.000 09/01/27 339,817
360,000 Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry
Public Improvement District 3 Phase 13-16 Project, Refunding &
Improvement Series 2017
4.500 09/01/27 365,168
450,000 Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale
by the Lake Public Improvement District 2 Phases 4-6, Series
2017
4.125 09/01/27 453,553
1,155,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Refunding Bonds, Young Men's Christian
Association of the Greater Houston Area, Series 2013A
5.000 06/01/28 1,155,252
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.000 04/01/27 94,069
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.000 04/01/28 91,961
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.250 04/01/29 90,869
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.250 04/01/30 89,078
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.375 04/01/31 87,509
250,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.500 04/01/33 212,147
250,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.500 04/01/35 202,182
300,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.500 04/01/37 231,289
300,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.750 04/01/39 223,541
325,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
3.000 04/01/41 246,965
435,000 (a) Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019
3.625 09/01/29 425,053
150,000 (a) Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019
4.125 09/01/39 141,474
910,000 Hays County, Texas, Special Assessment Revenue Bonds, La Cima
Public Improvement District Major Public Improvement Project,
Series 2015
6.250 09/15/27 919,762
3,360,000 Hemphill County Hospital District, Texas, General Obligation
Bonds, Series 2019
5.250 02/01/32 3,428,886
385,000 (a),(f) Heritage Public Improvement District 2, Dripping Springs, Texas,
Special Assessment Revenue Bonds, Series 2023
4.250 09/01/31 385,305
650,000 (a),(f) Heritage Public Improvement District 2, Dripping Springs, Texas,
Special Assessment Revenue Bonds, Series 2023
5.000 09/01/44 651,976
1,250,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, Continental Airlines Inc. - Terminal Improvement Project,
Refunding Series 2011, (AMT)
6.500 07/15/30 1,262,641
2,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, Continental Airlines Inc. - Terminal Improvement Project,
Refunding Series 2011, (AMT)
6.625 07/15/38 2,020,226

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
206
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 240,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines Inc. Terminal Improvement Project, Refunding
Series 2015B-1, (AMT)
5.000% 07/15/35 $ 241,144
3,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Series 2021B-1, (AMT)
4.000 07/15/41 2,953,344
159,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
2.500 09/01/26 154,371
400,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
3.125 09/01/31 374,710
1,100,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
3.500 09/01/41 947,307
100,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series 2021
2.750 09/01/26 97,503
400,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series 2021
3.500 09/01/31 377,083
1,165,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series 2021
3.875 09/01/41 1,049,692
216,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
2.625 09/01/26 210,447
210,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
3.250 09/01/31 195,344
550,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
3.625 09/01/41 476,720
210,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
4.500 09/01/30 214,717
870,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5.250 09/01/43 898,118
100,000 Intercontinental Crossing Municipal Utility District, Harris County,
Texas, General Obligation Bonds, Series 2021
4.000 09/01/25 100,226
105,000 Intercontinental Crossing Municipal Utility District, Harris County,
Texas, General Obligation Bonds, Series 2021
4.000 09/01/26 105,980
110,000 Intercontinental Crossing Municipal Utility District, Harris County,
Texas, General Obligation Bonds, Series 2021
2.000 09/01/27 102,752
115,000 Intercontinental Crossing Municipal Utility District, Harris County,
Texas, General Obligation Bonds, Series 2021
2.000 09/01/28 105,002
115,000 Intercontinental Crossing Municipal Utility District, Harris County,
Texas, General Obligation Bonds, Series 2021
2.250 09/01/29 104,283
120,000 Intercontinental Crossing Municipal Utility District, Harris County,
Texas, General Obligation Bonds, Series 2021
2.250 09/01/30 106,609
125,000 Intercontinental Crossing Municipal Utility District, Harris County,
Texas, General Obligation Bonds, Series 2021
2.375 09/01/31 109,268
450,000 (a) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds, Improvement
Areas 1-2 Project Series 2023
4.375 09/01/30 455,444
1,600,000 (a) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds, Improvement
Areas 1-2 Project Series 2023
5.250 09/01/43 1,642,207
375,000 (a) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1 Improvement
Area 2 Project, Series 2018
2.500 09/01/26 365,948
485,000 (a) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1 Improvement
Area 2 Project, Series 2018
3.000 09/01/31 448,699
203,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
5.125 09/15/28 206,658

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 730,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
5.625% 09/15/42 $ 757,958
254,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3 Project, Series 2021
2.750 09/01/26 250,183
680,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1 Project,
Series 2023
5.500 09/01/43 698,938
560,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1 Project,
Series 2024B
5.500 09/01/44 574,571
389,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
3.625 09/01/27 388,937
505,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
3.875 09/01/32 489,448
1,250,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
4.125 09/01/41 1,173,073
120,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Project,
Series 2022
4.125 09/01/27 119,752
225,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Project,
Series 2022
4.375 09/01/32 222,985
2,000,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project, Series
2023
5.750 09/01/43 2,050,824
255,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 1 Project,
Series 2019
4.250 09/01/29 257,402
235,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 2 Project,
Series 2023
5.750 09/01/30 242,669
320,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle
Public Improvement District, Series 2022
4.375 09/01/27 323,797
535,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle
Public Improvement District, Series 2022
4.750 09/01/32 546,914
16,600,000 (a) Lakeside Place Public Facility Corporation, Texas, Multifamily
Housing Revenue Bonds, Torrey Chase Apartments, Series 2021
3.480 12/15/39 13,314,233
300,000 (a) Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public
Improvement District Improvement Area 1 Project, Series 2022
3.500 09/15/27 298,644
1,000,000 (a) Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public
Improvement District Improvement Area 1 Project, Series 2022
3.875 09/15/32 975,890
3,000,000 (a) Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public
Improvement District Improvement Area 1 Project, Series 2022
4.000 09/15/42 2,745,666
365,000 (a) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Area 1 Project, Series 2019
3.750 09/15/29 356,903
200,000 (a) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Areas 2-3 Project, Series 2022
5.250 09/15/28 203,387
1,500,000 (a) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Areas 2-3 Project, Series 2022
5.875 09/15/42 1,555,906
255,000 (a) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Major Improvement Area Project,
Series 2019
4.375 09/15/29 256,211
4,000,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding Series
2015A
5.000 08/15/39 4,052,665
675,000 (a) Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke
Public Improvement District Southern Improvement Area Project,
Series 2017
4.125 09/01/28 675,336
50,000 (a) Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke
Public Improvement District Southern Improvement Area Project,
Series 2017
4.750 09/01/37 49,797

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
208
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 825,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1
5.000% 12/01/41 $ 786,587
457,000 (a) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
2.625 09/01/27 443,527
750,000 (a) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
3.125 09/01/32 704,356
2,200,000 (a) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
3.375 09/01/42 1,858,574
145,000 (a) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District Major
Improvement Area Project, Series 2022
3.500 09/01/27 140,496
275,000 (a) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District Major
Improvement Area Project, Series 2022
3.875 09/01/32 256,160
650,000 (a) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District Major
Improvement Area Project, Series 2022
4.125 09/01/42 580,908
150,000 (a) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3.250 09/01/27 147,592
205,000 (a) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3.500 09/01/32 192,820
530,000 (a) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3.750 09/01/42 456,624
100,000 (a) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project, Series
2021
2.375 09/01/26 95,981
300,000 (a) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project, Series
2021
2.875 09/01/31 265,709
725,000 (a) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project, Series
2021
3.125 09/01/41 568,956
270,000 (a) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 1-1A Project, Series
2017
5.250 09/01/27 278,908
150,000 (a) Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside
Estates Public Improvement District 2 Project, Series 2017
4.500 09/01/27 152,356
370,000 (a) Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series
2020
4.125 09/15/30 368,123
130,000 (a) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
2.500 09/15/26 125,469
300,000 (a) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
3.125 09/15/31 271,297
740,000 (a) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
3.500 09/15/41 609,798
195,000 (a) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
3.125 09/15/26 187,130
315,000 (a) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
3.750 09/15/31 286,499
530,000 (a) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 3, Series
2023
5.250 09/15/43 537,726
210,000 (a) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Gregg Ranch Public Improvement District Major
Improvement Area Project, Series 2019
5.000 09/01/29 214,007

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 210,000 (a) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Gregg Ranch Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2019
4.500% 09/01/29 $ 211,678
160,000 (a) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Improvement
Area 1 Project, Series 2021
3.375 09/01/26 155,961
500,000 (a) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Improvement
Area 1 Project, Series 2021
3.875 09/01/31 468,255
100,000 (a) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Improvement
Area 1 Project, Series 2021
4.125 09/01/41 91,000
1,100,000 (a) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Improvement
Area 2A Project, Series 2024
6.375 09/01/44 1,106,229
100,000 (a) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Major
Improvement Area Project, Series 2021
4.125 09/01/26 98,833
200,000 (a) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Major
Improvement Area Project, Series 2021
4.625 09/01/31 193,716
500,000 (a) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Major
Improvement Area Project, Series 2021
4.875 09/01/41 465,104
1,000,000 (a) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Remainder
Area Project, Series 2024
7.375 09/01/44 1,009,203
2,550,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4.000 06/01/30 2,551,297
420,000 (a) McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 2
Project, Series 2019
3.750 09/15/29 416,876
85,000 (a) McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 3
Project, Series 2021
2.625 09/15/26 81,988
240,000 (a) McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 3
Project, Series 2021
3.125 09/15/31 216,142
325,000 (a) McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 4
Project, Series 2022
5.000 09/15/27 328,883
500,000 (a) McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 4
Project, Series 2022
5.375 09/15/32 513,815
45,683 (d) Mesquite Health Facilities Development Corporation, Texas,
Retirement Facility Revenue Bonds, Christian Care Centers Inc.,
Series 2014
5.000 02/15/24 457
235,000 (a) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series 2018
4.750 09/01/28 240,101
175,000 (a) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 2 Major Improvement
Project, Series 2018
5.125 09/01/28 181,329
600,000 (a) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5.250 09/15/29 613,448
323,000 (a) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
4.625 09/01/30 329,684
855,000 (a) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
5.375 09/01/43 878,012
900,000 (a) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
4.750 09/01/30 910,376

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
210
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,300,000 (a) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5.500% 09/01/43 $ 1,330,594
290,000 (a) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
2.875 09/15/26 282,272
410,000 (a) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
3.500 09/15/31 382,197
1,105,000 (a) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
3.875 09/15/41 966,484
235,000 (a) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Major Improvement Area
Project, Series 2021
4.125 09/15/31 235,352
110,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.000 09/01/25 107,976
115,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.000 09/01/26 111,225
120,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.000 09/01/27 114,131
125,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.000 09/01/28 117,178
130,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.000 09/01/29 119,880
135,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.250 09/01/30 123,670
140,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.250 09/01/31 125,937
295,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.250 09/01/33 256,937
315,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.375 09/01/35 268,509
340,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.500 09/01/37 283,034
365,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.500 09/01/39 287,859
395,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.750 09/01/41 309,742
283,000 (a) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
5.250 09/01/30 289,666
730,000 (a) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
6.125 09/01/43 759,036
203,000 (a) New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement
District Improvement Area 1 Project, Series 2021
3.625 09/01/26 197,746
350,000 (a) New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement
District Improvement Area 1 Project, Series 2021
4.250 09/01/31 334,000
635,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5.125 08/15/29 635,392
385,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
3.375 08/15/29 366,387
80,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5.000 08/15/39 80,012
670,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5.000 08/15/49 665,245
1,370,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Southwest Preparatory School,
Series 2020A
3.000 08/15/30 1,278,396

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 330,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7.500% 11/15/37 $ 275,352
2,135,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7.500 11/15/36 1,832,734
20,535,583 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5.625 11/15/61 7,648,921
10,950,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
6.500 01/01/31 10,261,520
7,725,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.000 01/01/32 7,848,696
43,655,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.250 01/01/42 43,697,341
20,500,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.500 01/01/57 20,508,815
355,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi
Project, Series 2016A, (Pre-refunded 4/01/26)
5.000 04/01/36 367,270
2,350,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A
5.000 04/01/29 2,351,945
480,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/24 480,000
14,500,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/30 14,500,000
9,000,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/47 9,000,000
280,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.250 08/15/34 233,690
450,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.250 08/15/35 368,741
480,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.250 08/15/37 378,596
995,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.500 08/15/39 765,646
1,040,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.500 08/15/41 770,182
1,315,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.500 08/15/44 923,386
805,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.625 08/15/47 553,995
200,000 (a) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
3.000 09/15/26 197,162
800,000 (a) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
3.625 09/15/31 761,846
650,000 (a) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
4.000 09/15/41 605,350
7,000,000 (a) North Parkway Municipal Management District 1, Celina, Texas,
Special Assessment Revenue Bonds, Major Improvements
Project, Series 2021
4.750 09/15/41 7,025,705

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
212
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 85,000 (a) North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone A Project, Series
2019
4.875% 09/01/25 $ 85,171
265,000 (a) North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone A Project, Series
2019
5.250 09/01/30 268,969
110,000 (a) North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone B Project, Series
2019
4.500 09/01/25 110,198
351,000 (a) North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone B Project, Series
2019
4.875 09/01/30 354,301
320,000 (a),(f) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Chaparral Park Public Improvement District Improvement
Area 1 Project, Series 2024
4.250 09/15/31 319,912
725,000 (a),(f) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Chaparral Park Public Improvement District Improvement
Area 1 Project, Series 2024
5.100 09/15/44 728,110
250,000 (a) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Oak Point 720 Public Improvement District Improvement
Area 1 Project, Series 2024
4.700 09/15/31 252,332
575,000 (a) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Oak Point 720 Public Improvement District Improvement
Area 1 Project, Series 2024
5.350 09/15/44 580,774
75,000 (a) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Oak Point Public Imporvement District 2 Project, Series
2020
2.500 09/01/25 73,683
195,000 (a) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Wildridge Public Imporvement District 1 Improvement
Area 3 Project, Series 2019
3.500 09/01/29 190,337
550,000 (a) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Wildridge Public Imporvement District 1 Improvement
Area 3 Project, Series 2019
4.000 09/01/39 517,051
316,000 (a) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview
Public Improvement District Zone A Improvement Area 1 Project,
Series 2022
4.875 09/15/27 318,275
285,000 (a) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview
Public Improvement District Zone B Improvement Area 1 Project,
Series 2022
4.875 09/15/27 287,052
417,000 (a) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly
Public Improvement District Improvement Area 1 Project, Series
2022
4.875 09/15/27 421,345
912,000 (a) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly
Public Improvement District Improvement Area 1 Project, Series
2022
5.125 09/15/32 935,098
489,000 (a) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly
Public Improvement District Improvement Area 2 Project, Series
2022
5.375 09/15/27 496,018
500,000 (a) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly
Public Improvement District Improvement Area 2 Project, Series
2022
5.625 09/15/32 517,937
1,250,000 (a) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Major Improvement Area Project Series 2023
8.250 09/15/43 1,341,531
125,000 Ponder, Texas, Special Assessment Revenue Bonds, Public
Improvement District 1 Estates at Remington Park, Series 2017
4.000 09/01/27 126,446
13,470,000 (a) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4.100 01/01/28 12,106,889
4,900,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2020, (AMT)
3.625 01/01/35 4,596,872

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,380,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2020, (AMT)
4.000% 01/01/50 $ 2,093,433
2,710,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
1.875 01/01/26 2,642,650
1,250,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.000 01/01/27 1,197,203
1,850,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.125 01/01/28 1,746,295
2,100,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.250 01/01/29 1,951,372
2,400,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.625 01/01/31 2,190,293
8,605,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.750 01/01/36 7,403,950
7,215,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.875 01/01/41 5,888,093
6,250,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
3.000 01/01/50 4,591,324
1,000,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5.000 01/01/39 1,046,673
334,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project, Series
2022
4.250 09/01/27 336,103
460,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project, Series
2022
4.750 09/01/32 468,765
50,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Brookside
Public Improvement District Phase 2 & 3 Project, Series 2021
2.500 09/01/26 48,812
148,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Brookside
Public Improvement District Phase 2 & 3 Project, Series 2021
3.000 09/01/31 137,517
350,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Brookside
Public Improvement District Phase 2 & 3 Project, Series 2021
3.375 09/01/41 290,949
258,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District 1 Project, Series 2022
4.250 09/01/27 259,672
400,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District 1 Project, Series 2022
4.750 09/01/32 407,741
450,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District Improvement Area 2 Project, Series
2023
4.500 09/01/30 456,094
350,000 Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District Improvement Area 3 Project, Series
2024
4.250 09/01/31 351,146
750,000 Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District Improvement Area 3 Project, Series
2024
5.000 09/01/44 757,684
2,400,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project, Series
2023
7.000 09/01/43 2,493,775
540,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Whitewing
Trails Public Improvement District 2 Phase 1 Project, Series 2019
4.000 09/01/29 533,284
390,000 (a) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5.000 09/01/29 397,146

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
214
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 350,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Crossing Public Improvement District 3 Project, Series 2024
4.375% 09/01/31 $ 351,709
93,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Public Improvement District Phase 3 & 4 Project, Series 2021
2.375 09/01/26 89,409
215,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Public Improvement District Phase 3 & 4 Project, Series 2021
2.875 09/01/31 193,785
550,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Public Improvement District Phase 3 & 4 Project, Series 2021
3.250 09/01/41 437,903
260,000 (a) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
4.375 09/01/31 261,868
650,000 (a) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
5.000 09/01/44 653,687
1,125,000 (d) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 06/15/23 675,000
530,000 (a) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Parkside Village Public improvement District Project,
Series 2019
3.625 09/15/29 519,976
315,000 (a) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement
Area 1 Phase 1B Project, Series 2019
3.875 09/15/29 312,594
300,000 (a) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement
Area 1 Project, Series 2017
4.250 09/15/28 303,273
555,000 (a) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement
Area 2 Project, Series 2019
4.125 09/15/29 555,890
365,000 (a) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement
Area 3 Project, Series 2022
4.750 09/15/27 366,560
736,000 (a) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement
Area 3 Project, Series 2022
5.125 09/15/32 751,009
2,216,000 (a) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement
Area 3 Project, Series 2022
5.625 09/15/42 2,250,071
430,000 (a) Royse City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Publifc improvement District Major
Improvement Area Project, Series 2017
4.750 09/15/28 437,123
225,000 (a) Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 1 Project, Series 2020
3.625 09/15/30 213,188
240,000 (a) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
4.875 09/15/27 242,501
300,000 (a) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
5.250 09/15/32 308,230
400,000 (a) Royse City, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Liberty Crossing Public
Improvement District Improvement Area 2 Project, Series 2024
5.375 09/15/44 403,883
450,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5.500 08/01/27 470,973
660,000 (a) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Area 1 Project, Series 2022
5.625 09/15/42 684,839
720,000 (a) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
6.875 09/15/42 754,529
265,000 San Antonio Education Facilities Corporation, Texas, Higher
Education Revenue Bonds, Hallmark University Project, Series
2021A
5.000 10/01/31 259,492
4,435,000 San Antonio, Texas, Airport System Revenue Bonds,
Improvement Series 2015, (AMT)
5.000 07/01/45 4,457,149

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,270,000 (a) San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, San Marcos Trace Public
Improvement District Series 2019
5.000% 09/01/29 $ 1,291,924
293,000 (a) San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, San Marcos Trace Public
Improvement District Series 2024
4.875 09/01/30 295,964
206,000 (a) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
3.750 09/01/27 203,419
500,000 (a) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
4.000 09/01/32 488,690
149,000 (a) Santa Fe, Galveston County, Texas, Special Assessment Revenue
Bonds, Mulberry Farms Public Improvement District Series 2022
4.375 09/01/27 148,854
295,000 (a) Santa Fe, Galveston County, Texas, Special Assessment Revenue
Bonds, Mulberry Farms Public Improvement District Series 2022
4.625 09/01/32 294,115
650,000 (a) Santa Fe, Galveston County, Texas, Special Assessment Revenue
Bonds, Mulberry Farms Public Improvement District Series 2022
4.875 09/01/42 642,551
2,865,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckner Senior Living
Ventana Project, Series 2017A
6.000 11/15/27 2,955,311
3,095,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckner Senior Living
Ventana Project, Series 2017A
6.750 11/15/47 3,216,321
944,991 (d) Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Northwest Senior
Housing-Edgemere Project, Series 2015A
5.000 11/15/25 25,515
205,000 (c) Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Series 2006B (TSFR3M*0.67% + 0.700%)
4.190 12/15/26 205,124
1,890,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.375 06/30/39 2,050,044
1,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/40 1,086,878
1,500,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/41 1,624,990
1,250,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/42 1,351,860
1,760,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/43 1,899,558
5,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5.000 06/30/58 5,120,476
370,000 Town Of Hickory Creek, Denton County, Texas, Special
Assessment Revenue Bonds, Hickory Creek Public Improvement
District, Series 2018
5.125 09/01/28 379,085
300,000 (a) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project, Special
Assessment Revenue Bonds, Series 2022
4.375 09/15/27 300,466
500,000 (a) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project, Special
Assessment Revenue Bonds, Series 2022
4.750 09/15/32 501,734
1,000,000 (a) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project, Special
Assessment Revenue Bonds, Series 2022
5.250 09/15/42 1,005,501
560,000 (a) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
4.500 09/01/31 563,503

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
216
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 845,000 (a) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5.375% 09/01/44 $ 862,036
300,000 (a) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
4.375 09/01/27 302,637
300,000 (a) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
4.750 09/01/32 305,166
945,000 (a) Uhland, Hays and Caldwell Counties, Texas, Special Assessment
Revenue Bonds, Watermill Public Improvement District, Series
2022
5.875 09/01/32 993,618
425,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
5.000 09/01/31 456,232
425,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
4.000 09/01/32 427,496
755,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
3.000 09/01/34 680,361
280,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
4.000 09/01/35 273,878
1,645,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Series 2017A
5.000 09/01/39 1,662,763
567,000 (a) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series 2022
5.625 09/15/28 576,232
2,394,000 (a) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series 2022
6.250 09/15/42 2,464,194
171,000 (a) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
2.625 09/15/26 166,095
250,000 (a) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
3.125 09/15/31 230,170
340,000 Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #2 Project, Series 2018
4.500 09/01/27 345,086
500,000 (a) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
4.750 09/01/30 505,118
1,220,000 (a) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
5.625 09/01/43 1,249,592
445,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
5.500 09/01/25 445,432
1,680,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.125 09/01/35 1,686,171
1,805,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.250 09/01/40 1,810,830
TOTAL TEXAS 477,928,649
UTAH - 1.0%
560,000 (a) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2021A
3.250 03/01/31 536,863
1,835,000 (a) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2021A
3.500 03/01/36 1,703,452
2,015,000 (a),(d) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8.000 12/01/39 2,014,655
3,935,000 Coral Junction Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2022A-1
6.500 03/01/53 3,955,020
2,432,000 (a) Coral Junction Public Infrastructure District 1, Utah, Special
Assessment Bonds, Coral Junction Assessment Area, Series
2022A-2
5.500 06/01/41 2,434,445

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,345,000 (a) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5.750% 03/01/42 $ 1,353,001
1,000,000 (a) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5.625 12/01/43 1,046,544
1,790,000 (a) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited Tax
and Tax Allocation Revenue Bonds, Series 2021
4.125 06/01/36 1,560,127
1,730,000 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds, Series 2021A-2
4.000 06/01/36 1,629,292
9,830,000 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds, Series 2021A-2
4.000 06/01/41 9,043,202
4,755,000 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds, Series 2021A-2
4.000 06/01/52 4,139,730
5,650,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017A, (AMT)
5.000 07/01/36 5,845,900
3,670,000 (a) Sienna Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Sales Tax Revenue Bonds, Series 2023A
6.750 07/01/35 3,777,083
1,660,000 (a) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Leadership Learning Academy Project, Series 2019A
5.000 06/15/29 1,708,208
2,115,000 (a) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Leadership Learning Academy Project, Series 2019A
5.000 06/15/34 2,160,156
475,000 (a) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Mountain West Montessori Academy Project, Series
2020A
5.000 06/15/39 469,124
1,155,000 (a) Utah Charter School Finance Authority, Revenue Bonds, Beehive
Science & Technology Academy, Series 2021A
4.000 10/15/31 1,096,362
1,040,000 (a) Utah Charter School Finance Authority, Revenue Bonds,
Channing Hall Project, Refunding Series 2017A
4.500 07/15/27 1,050,062
1,130,000 (a) Utah Charter School Finance Authority, Revenue Bonds, Ronald
Eilson Reagan Academy Project, Refunding Series 2016A
5.000 02/15/36 1,133,201
1,350,000 (a) Utah Charter School Finance Authority, Revenue Bonds, Wallace
Stegner Academy Project, Series 2019A
5.000 06/15/39 1,352,615
TOTAL UTAH 48,009,042
VIRGIN ISLANDS - 0.8%
13,605,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 14,249,299
415,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5.000 10/01/32 403,759
225,000 (a) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5.000 10/01/24 225,000
470,000 (a) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A
5.000 10/01/24 470,000
5,200,000 (a) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6.750 07/01/26 5,094,706
6,080,000 (a) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8.000 07/01/26 6,084,413
420,000 (a) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10.250 07/01/26 420,244
4,810,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5.000 07/01/31 4,576,400
4,545,000 (a) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds, WICO Financing, Series 2022, (AMT)
5.875 10/01/32 4,285,045
1,000,000 (a) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds, WICO Financing, Series 2022B, (AMT)
6.250 10/01/42 993,490
TOTAL VIRGIN ISLANDS 36,802,356
VIRGINIA - 0.6%
505,000 Ballston Quarter Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2016A
5.000 03/01/26 496,874
1,920,000 Ballston Quarter Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2016A
5.125 03/01/31 1,797,503
2,730,000 (a),(d) Bristol Industrial Development Agency, Virginia, Revenue Bonds,
The Falls-Bristol Project, Series 2014B
2.750 11/01/29 2,044,265

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
218
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 180,000 (a) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
4.500% 03/01/25 $ 180,362
1,000,000 (a) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5.150 03/01/35 1,004,726
815,000 (a) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II Project,
Series 2022
4.000 03/01/32 765,499
3,332,000 (a) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II Project,
Series 2022
4.250 03/01/42 2,952,063
25,000 (a) Farms of New Kent Community Development Authority, Virginia,
Special Assessment Bonds, Refunding Series 2021A
3.750 03/01/36 24,609
1,270,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024C-2
5.500 12/01/28 1,273,601
1,900,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024C-3
5.250 12/01/27 1,905,124
4,000,000 (b),(e) Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023B-1
6.250 09/01/30 4,167,309
7,500,000 (b),(e) Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023B-2
5.750 09/01/30 7,815,618
4,000,000 (b),(e) Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023B-3
5.375 09/01/29 4,169,479
105,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, Regent University Project, Series 2021
4.000 06/01/46 96,481
1,090,000 (a) Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and
Virginia Beach Oceanfront Hotel Projects, Series 2018A
8.500 04/01/28 1,120,983
100,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/47 101,997
345,000 (a) Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, (AMT), (Mandatory
Put 7/01/38)
5.000 01/01/48 345,061
TOTAL VIRGINIA 30,261,554
WASHINGTON - 0.3%
960,000 King County Public Hospital District 4, Washington, General
Obligation Bonds, Snoqualmie Valley Hospital, Refunding
Limited Tax Series 2015A
4.250 12/01/25 957,599
835,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5.500 06/01/27 835,315
1,500,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5.600 06/01/37 1,478,651
805,000 Seattle Housing Authority, Washington, Revenue Bonds,
Newholly Phase I Project, Series 2016A
3.550 10/01/46 759,661
190,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5.750 04/01/43 189,957
5,000,000 (a),(b) Washington Health Care Facilities Authority, Revenue Bonds,
Catholic Health Initiative, Tender Option Bonds Trust 2015-
XF1017, (IF)
6.669 01/01/35 5,009,820
245,000 (a) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Bayview Manor Senior Project,
Refunding Series 2016A
4.000 07/01/26 241,773
305,000 (a),(g) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Herons Key Senior Living, Series
2015A, (ETM)
6.000 07/01/25 310,697
1,000,000 (a) Washington State Housing Finance Commission, Non-profit
Housing Revenue Bonds, Presbyterian Retirement Communities
Northwest Proejct, Refunding Series 2016A
5.000 01/01/31 1,003,298

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 2,910,000 (a) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5.000% 07/01/31 $ 2,890,051
2,000,000 (a) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5.000 07/01/36 1,909,124
TOTAL WASHINGTON 15,585,946
WEST VIRGINIA - 0.3%
1,500,000 Glenville State College, West Virginia, Revenue Bonds, Refunding
& Improvement Series 2017
4.500 06/01/32 1,472,272
660,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
4.500 06/01/27 668,026
4,745,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5.750 06/01/43 4,867,802
205,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2021A
4.125 06/01/43 187,273
12,230,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
and Refunding Series 2023B
8.000 06/01/53 2,836,667
500,000 (a) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4.250 06/01/42 404,144
1,530,000 (a) West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020
7.625 12/01/40 1,322,084
1,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5.000 01/01/36 1,034,924
TOTAL WEST VIRGINIA 12,793,192
WISCONSIN - 6.6%
2,970,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6.750 06/01/32 2,991,180
300,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5.000 11/15/31 314,523
190,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5.000 11/15/33 199,038
170,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
4.250 06/15/31 164,304
3,360,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas 2 Project,
Series 2019A
5.000 07/15/49 3,371,886
275,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
4.250 06/15/31 254,462
895,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5.000 06/15/41 815,399
400,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2021A
4.000 06/01/36 376,082
75,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
4.250 02/01/26 74,975
745,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina, Series
2019A
4.000 06/15/29 728,703
390,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina, Series
2019A
5.000 06/15/39 378,510

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
220
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 605,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series 2017A
4.250% 06/15/29 $ 598,110
2,225,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6.500 06/01/42 2,274,333
1,365,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6.500 06/01/47 1,385,467
995,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6.625 06/01/52 1,011,991
525,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6.750 06/01/62 534,803
280,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
4.125 05/01/26 277,814
1,075,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Explore Knowledge Foundation Las Vegas Project, Series
2012A
5.750 07/15/32 1,076,102
250,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
5.750 07/01/33 265,656
325,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
6.375 07/01/43 342,880
650,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5.000 01/01/31 660,663
750,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Guilford Preparatory Academy, North Carolina, Taxable
Series 2022A
4.375 04/01/32 725,534
3,375,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
4.100 06/15/26 3,344,706
5,010,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/36 4,619,891
1,805,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Phoenix Academy Charter School, North Carolina, Series
2017A
5.000 06/15/27 1,781,114
230,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
5.250 07/15/33 249,516
460,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
6.000 07/15/43 498,821
85,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
4.375 07/01/25 85,141
1,145,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A
4.500 06/15/29 1,155,385
510,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series 2022A
4.500 06/15/32 526,056
1,310,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series 2022A
5.000 06/15/42 1,344,440
2,100,000 (a) Public Finance Authority of Wisconsin, Contract Revenue Bonds,
Mercer Crossing Public Improvement District Project, Series 2017
6.750 03/01/27 2,219,104
2,500,000 (a) Public Finance Authority of Wisconsin, Contract Revenue Bonds,
Mercer Crossing Public Improvement District Project, Series 2017
7.000 03/01/47 2,593,956
1,725,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series 2023A
5.875 06/15/38 1,803,084
825,000 (a),(f) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5.000 12/15/34 878,722
700,000 (a),(f) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5.000 12/15/39 733,516
270,000 (a),(f) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5.000 12/15/44 277,290
215,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A
4.000 06/15/29 212,718

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 440,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A
5.000% 06/15/39 $ 441,108
500,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
5.625 06/15/37 502,009
750,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
5.875 06/15/42 755,154
225,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
4.750 06/01/29 223,500
1,000,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Franklin School of Innovation, Series 2022A
5.000 01/01/42 938,303
5,000,000 (a) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Dreamhouse EWA Beach, New Mexico, Series
2022A
5.750 06/01/25 5,002,321
175,000 (a) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
4.250 08/01/26 174,168
135,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, The ASK Academy Project, Series 2015A
5.250 02/01/25 135,158
1,380,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, The ASK Academy Project, Series 2015A
5.750 02/01/35 1,383,131
2,000,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue
Bonds, National Gypsum Company Project, Refunding Series
2016, (AMT)
4.000 08/01/35 1,977,384
31,975,000 (a),(d) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A
6.250 08/01/27 30,935,813
4,270,000 (a),(d) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A
6.750 08/01/31 3,832,325
30,370,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
5.000 12/01/27 29,888,669
22,500,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.500 12/01/37 23,088,654
25,915,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.750 12/01/42 26,562,175
15,000,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
7.000 12/01/50 15,382,971
6,965,000 (a) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6.250 02/01/39 7,280,262
1,790,000 (a) Public Finance Authority of Wisconsin, Project Revenue Bonds,
Irving Convention Center Hotel Project, First Tier Series 2017A-2
7.000 01/01/50 1,937,660
1,700,000 (a),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Proton Therapy Center, Senior Series 2017A
6.250 10/01/31 170,000
1,000,000 (a),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Proton Therapy Center, Senior Series 2017B
8.500 10/01/47 10
11,630,000 (a),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6.625 07/01/28 8,141,000
2,155,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
5.000 10/01/33 2,284,095
1,820,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
5.750 10/01/43 1,914,044
30,000 (a),(g) Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, (ETM)
5.000 04/01/30 32,432
570,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
5.000 04/01/30 594,724
10,000,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone CCRC Project, Series 2021A
4.000 06/01/56 8,092,982
7,130,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
4.000 06/01/36 6,840,102
2,500,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5.000 06/01/37 2,559,583

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
222
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,130,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
4.000% 06/01/41 $ 1,024,615
4,185,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.000 07/01/36 3,940,275
1,500,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.000 07/01/41 1,338,976
8,970,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.250 07/01/54 7,730,696
2,665,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4.000 12/01/31 2,550,897
2,255,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4.000 12/01/41 1,980,453
25,435,000 (a),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.125 01/01/33 11,445,750
8,455,000 (a),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.250 01/01/38 3,804,750
2,795,000 (a),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375 01/01/48 1,257,750
735,000 (d),(h) Public Finance Authority of Wisconsin, Wisconsin Revenue Note,
KDC Agribusiness LLC Project, Series 2022B
15.000 03/31/24 74
285,000 (a) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
4.000 10/15/31 269,554
570,000 (a) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
5.000 10/15/41 547,864
1,000,000 Public Finance Authority, Wisconsin, Revenue Bonds, Texas
Biomedical Research Institute Project, Series 2021A
3.000 06/01/48 727,124
17,930,000 (a) Public Finance Authority, Wisconsin, Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Taxable Green
Series 2019
7.500 06/01/29 17,720,884
10,395,000 (a) Public Finance Authority, Wisconsin, Tax Increment, Revenue
Senior Bonds, Miami, Miami World Center Project, Series 2024A
5.000 06/01/41 10,682,863
3,750,000 Public Finance Authority, Wisconsin, Tax-Exempt Pooled
Securities (TEPS), Class A Certificates, Series 2024-1, (Mandatory
Put 2/01/27)
4.000 08/01/59 3,748,717
235,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, American Baptist Homes of the Midwest
Obligated Group, Refunding Series 2017
4.375 08/01/27 217,669
4,425,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, American Baptist Homes of the Midwest
Obligated Group, Refunding Series 2017
5.000 08/01/27 4,168,251
4,015,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, American Baptist Homes of the Midwest
Obligated Group, Refunding Series 2017
5.000 08/01/32 3,417,383
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Clement Manor, Inc., Series 2019
4.250 08/01/34 992,808
2,300,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Clement Manor, Inc., Series 2019
4.500 08/01/39 2,258,357
160,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
4.250 10/01/24 160,000
1,015,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Hope Christian Schools Obligated Group, Series
2021
3.000 12/01/31 880,559
2,550,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Hope Christian Schools Obligated Group, Series
2021
4.000 12/01/41 2,050,251
3,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series
2020B-2, (Mandatory Put 2/15/27)
5.000 02/15/51 3,085,585
950,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014
5.000 05/01/26 944,063

Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014
5.125% 05/01/29 $ 992,415
1,600,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2024B-1
4.400 08/15/29 1,600,340
2,500,000 (a) Wisconsin Housing and Economic Development Authority,
Multifamily Housing Bonds, Meadow Village Project Series
2020A
5.000 07/01/37 2,364,385
TOTAL WISCONSIN 314,118,920
TOTAL MUNICIPAL BONDS
(Cost $4,701,541,511) 4,557,450,044
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
6,510,000 CORPORATE BONDS - 0.2% 6,510,000
CONSUMER SERVICES - 0.2%
10,500,000 (h) Wild Rivers Water Park 8.500 11/01/51 6,510,000
TOTAL CONSUMER SERVICES 6,510,000
TOTAL CORPORATE BONDS
(Cost $9,658,175) 6,510,000
SHARES DESCRIPTION VALUE
2 COMMON STOCKS - 0.0% 2
MATERIALS - 0.0%
153 (h),(j) PALOUSE FIBER HOLDINGS 2
TOTAL MATERIALS 2
TOTAL COMMON STOCKS
(Cost $22,950) 2
PRINCIPAL DESCRIPTION RATE(k) MATURITY(l) VALUE
103 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (k) 103
CAPITAL GOODS - 0.0%
1,029,408 (d),(h) KDC Agribusiness Fairless Hills LLC 12.000 09/17/25 103
TOTAL CAPITAL GOODS 103
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,029,408) 103
TOTAL LONG-TERM INVESTMENTS
(Cost $4,712,252,044) 4,563,960,149
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.0%
97,000,000 REPURCHASE AGREEMENTS - 2.0% 97,000,000
97,000,000 (m) Fixed Income Clearing Corporation 4.820 10/01/24 97,000,000
TOTAL REPURCHASE AGREEMENTS
(Cost $97,000,000) 97,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $97,000,000) 97,000,000
TOTAL INVESTMENTS - 97.6%
(Cost $4,809,252,044 ) 4,660,960,149
FLOATING RATE OBLIGATIONS - (4.2)% (201,700,000)
OTHER ASSETS & LIABILITIES, NET -  6.6% 317,840,667
NET ASSETS - 100% $ 4,777,100,816

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
224
Total Return Swaps - OTC Uncleared
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (1,365) 12/24 $ (156,034,134) $ (155,993,906) $ 40,228
U.S. Treasury 5-Year Note (1,575) 12/24 (172,755,225) (173,065,431) (310,206)
Total $(328,789,359) $(329,059,337) $(269,978)
Counterparty
Pay/
Receive (n) Underlying Reference Units
Fund Pay/
Receive Floating
Rate Floating Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Unrealized
Appreciation
(Depreciation)
Toronto-Dominion Bank Pay TDCENRGY Index
(o)
(141,359) Receive SOFR minus 0.60% Maturity Date 3/9/26 $(18,400,899) $(3,765,431)
Toronto-Dominion Bank Pay TDCENRGY Index
(o)
(140,635) Receive SOFR minus 0.60% Maturity Date 3/9/26 (18,306,655) (4,459,870)
Toronto-Dominion Bank Pay TDCENRGY Index
(o)
(188,479) Receive SOFR minus 0.60% Maturity Date 3/9/26 (24,534,575) (6,072,992)
Toronto-Dominion Bank Pay TDCENRGY Index
(o)
(186,449) Receive SOFR minus 0.60% Maturity Date 3/9/26 (24,270,327) (6,145,624)
Toronto-Dominion Bank Pay TDCENRGY Index
(o)
(187,464) Receive SOFR minus 0.60% Maturity Date 3/9/26 (24,402,451) (6,543,610)
Toronto-Dominion Bank Pay TDCENRGY Index
(o)
(151,176) Receive SOFR minus 0.60% Maturity Date 3/9/26 (19,678,792) (5,303,215)
Total $(129,593,699) $(32,290,742)
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,872,996,869 or 40.2% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(f) When-issued or delayed delivery security.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(l) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(m) Agreement with Fixed Income Clearing Corporation, 4.820% dated 9/30/24 to be repurchased at $97,012,987 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 4.875% and maturity date 4/30/26, valued at $98,940,072.
(n) Receive represents that the Fund receives payments for any positive net return on the underlying reference and makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference and makes payments for any positive net return on such underlying reference.
(o) The following table represents the individual positions within each Toronto-Dominion Bank total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (134,924) (2,706,578) 14.7%
Brookfield Renewable Corp (10,098) (329,812) 1.8%
Clearway Energy Inc (2,638) (80,926) 0.4%
Constellation Energy Corp (20,973) (5,453,291) 29.6%
Innergex Renewable Energy Inc (6,144) (64,328) 0.3%
NextEra Energy Inc (9,101) (769,288) 4.2%
Northland Power Inc (12,377) (288,752) 1.6%
Public Service Enterprise Group Inc (30,824) (2,749,804) 14.9%
Vistra Corp (50,263) (5,958,120) 32.4%
Total (18,400,899) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (134,233) (2,692,714) 14.7%
Brookfield Renewable Corp (10,047) (328,123) 1.8%

Clearway Energy Inc (2,624) (80,511) 0.4%
Constellation Energy Corp (20,865) (5,425,361) 29.6%
Innergex Renewable Energy Inc (6,113) (63,999) 0.3%
NextEra Energy Inc (9,054) (765,348) 4.2%
Northland Power Inc (12,313) (287,274) 1.6%
Public Service Enterprise Group Inc (30,666) (2,735,721) 14.9%
Vistra Corp (50,005) (5,927,604) 32.4%
Total (18,306,655) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (179,899) (3,608,776) 14.7%
Brookfield Renewable Corp (13,465) (439,751) 1.8%
Clearway Energy Inc (3,517) (107,901) 0.4%
Constellation Energy Corp (27,963) (7,271,067) 29.6%
Innergex Renewable Energy Inc (8,192) (85,771) 0.3%
NextEra Energy Inc (12,134) (1,025,719) 4.2%
Northland Power Inc (16,503) (385,004) 1.6%
Public Service Enterprise Group Inc (41,099) (3,666,412) 14.9%
Vistra Corp (67,017) (7,944,174) 32.4%
Total (24,534,575) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (177,961) (3,569,907) 14.7%
Brookfield Renewable Corp (13,319) (435,014) 1.8%
Clearway Energy Inc (3,479) (106,739) 0.4%
Constellation Energy Corp (27,662) (7,192,755) 29.6%
Innergex Renewable Energy Inc (8,104) (84,848) 0.3%
NextEra Energy Inc (12,004) (1,014,672) 4.2%
Northland Power Inc (16,325) (380,857) 1.6%
Public Service Enterprise Group Inc (40,656) (3,626,923) 14.9%
Vistra Corp (66,295) (7,858,612) 32.4%
Total (24,270,327) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (178,930) (3,589,341) 14.7%
Brookfield Renewable Corp (13,392) (437,382) 1.8%
Clearway Energy Inc (3,498) (107,320) 0.4%
Constellation Energy Corp (27,813) (7,231,911) 29.6%
Innergex Renewable Energy Inc (8,148) (85,310) 0.3%
NextEra Energy Inc (12,069) (1,020,195) 4.2%
Northland Power Inc (16,414) (382,931) 1.6%
Public Service Enterprise Group Inc (40,877) (3,646,668) 14.9%
Vistra Corp (66,656) (7,901,393) 32.4%
Total (24,402,451) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (144,294) (2,894,541) 14.7%
Brookfield Renewable Corp (10,800) (352,717) 1.8%
Clearway Energy Inc (2,821) (86,546) 0.4%
Constellation Energy Corp (22,429) (5,832,007) 29.6%
Innergex Renewable Energy Inc (6,571) (68,796) 0.3%
NextEra Energy Inc (9,733) (822,713) 4.2%
Northland Power Inc (13,236) (308,806) 1.6%
Public Service Enterprise Group Inc (32,965) (2,940,771) 14.9%
Vistra Corp (53,753) (6,371,895) 32.4%
Total (19,678,792) 100%
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
SIFMA Securities Industry and Financial Market Association

Portfolio of Investments September 30, 2024
(continued)
Short Duration High Yield
226
SOFR Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
See Notes to Financial Statements

Portfolio of Investments September 30, 2024
Strategic Municipal Opportunities
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.8%
1055397405 MUNICIPAL BONDS - 96.1% 1055397405
ALABAMA - 3.0%
$ 1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000% 07/01/38 $ 1,510,188
1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000 07/01/43 1,472,534
5,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5.250 01/01/54 5,428,546
4,280,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, (AMT), (Mandatory Put 11/01/30)
6.375 11/01/50 4,936,164
1,000,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, (AMT)
5.750 10/01/49 1,055,414
525,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/40 589,714
650,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/41 726,012
785,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/42 872,559
785,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/43 868,494
785,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/44 865,691
630,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/45 692,677
935,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/49 1,018,939
1,100,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024A, (AMT)
5.000 06/01/54 1,142,841
250,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.875 04/15/45 188,706
10,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5.000 05/01/53 10,571,326
500,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2017B-2
5.000 09/01/41 511,574
TOTAL ALABAMA 32,451,379
ARIZONA - 2.0%
885,000 (a) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian,
Ada County, Idaho, Series 2020
5.000 06/01/31 908,238
210,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2019
5.000 07/01/54 210,512
8,000,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5.000 07/01/51 7,592,562
5,500,000 (a) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Senior Series 2022A-1
4.000 12/01/51 4,247,047
845,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5.250 11/01/48 915,834
845,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5.250 11/01/53 909,284
1,465,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4.100 12/01/37 1,483,441

Portfolio of Investments September 30, 2024
(continued)
Strategic Municipal Opportunities
228
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 3,120,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000% 06/01/49 $ 3,161,891
400,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5.000 07/01/39 411,641
1,000,000 (a) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020
5.250 10/01/40 965,376
725,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5.000 09/01/36 770,655
100,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.250 07/01/36 101,158
25,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5.125 07/01/39 24,999
325,000 (a),(b) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2024
5.000 06/15/64 326,259
TOTAL ARIZONA 22,028,897
ARKANSAS - 0.9%
7,000,000 (a) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5.450 09/01/52 7,341,793
1,430,000 (a) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4.500 09/01/49 1,423,582
1,000,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5.000 09/01/37 1,054,184
TOTAL ARKANSAS 9,819,559
CALIFORNIA - 6.8%
1,000,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.250 03/01/36 1,005,685
1,965,000 (c) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5.250 01/01/54 2,124,136
7,445,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30)
5.250 11/01/54 8,108,283
4,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B, (Mandatory Put
12/01/32)
5.000 01/01/55 4,394,399
3,815,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4.000 02/01/56 2,754,944
100,000 (a) California Municipal Finance Authority,  Revenue Bonds, Creative
Center of Los Altos Project Pinewood & Oakwood Schools, Series
2016B
4.000 11/01/36 98,490
5,280,000 California Municipal Finance Authority, Federal Lease Revenue
Bonds, VA Oceanside Health Care Center Project, Taxable Series
2021
3.637 07/01/30 4,923,052
6,785,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5.000 07/01/30 6,814,959
1,000,000 (a) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5.125 07/01/55 895,716
400,000 (a) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5.000 06/15/49 381,427
470,000 (a) California Public Finance Authority, Senior Living Revenue Bonds,
Enso Village, Refunding Green Series 2021A
5.000 11/15/46 463,169

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 300,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5.000% 06/01/31 $ 301,918
745,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2020A
5.000 06/01/60 694,677
4,000,000 (b) California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Refunding Series 2024C
5.000 09/01/36 4,744,340
5,000,000 (b) California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Refunding Series 2024C
5.000 09/01/37 5,911,489
1,000,000 (b) California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Refunding Series 2024C
5.000 09/01/38 1,178,318
10,275,000 (c),(d) California State, General Obligation Bonds, Taxable Various
Purpose Series 2018
4.600 04/01/38 10,103,234
1,225,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/41 1,242,918
2,465 (e),(f) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.500 07/01/39 2,465
6,180,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5.000 01/01/54 5,640,693
1,845,000 Pajaro Valley Health Care District, Santa Cruz and Monterey
Counties, California, General Obligation Bonds, Social Series
2024A
5.000 09/01/54 1,960,027
1,265,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5.000 09/01/42 1,395,900
1,265,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5.000 09/01/42 1,327,599
1,040,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5.000 07/01/38 1,085,299
2,035,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5.000 05/01/37 2,290,363
2,490,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5.000 05/01/38 2,789,635
3,770,000 (a) San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
South Redevelopment Project, Subordinate Series 2016D
0.000 08/01/43 1,488,587
750,000 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1
3.165 06/15/41 621,158
TOTAL CALIFORNIA 74,742,880
COLORADO - 11.8%
2,630,000 64th Avenue ARI Authority, Adams County, Colorado, Special
Revenue Bonds, Series 2020
6.500 12/01/43 2,652,896
6,250,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5.750 12/01/51 6,136,643
1,000,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/48 958,178
1,500,000 Belford North Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A
5.500 12/01/50 1,443,226
1,000,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited
Tax Series 2021A
5.000 12/01/51 930,681
1,000,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.125 12/01/48 854,111
1,500,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Junior Subordinate Series 2016
7.000 12/15/57 1,502,718

Portfolio of Investments September 30, 2024
(continued)
Strategic Municipal Opportunities
230
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,500,000 (a) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000% 12/01/37 $ 1,503,427
5,000,000 (a) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/47 4,921,866
585,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5.250 12/01/49 658,066
720,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5.500 12/01/54 822,808
400,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project, Series
2017
5.375 10/01/37 375,936
100,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4.000 07/01/41 87,909
100,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4.000 07/01/51 80,785
500,000 (a),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019
5.000 12/01/54 351,880
500,000 (a),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.750 12/01/35 367,693
250,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5.875 12/01/46 252,068
500,000 Copper Ridge Metropolitan District, Colorado Springs, Colorado,
Tax Increment and Sales Tax Supported Revenue Bonds, Series
2019
5.000 12/01/39 493,303
1,500,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds, Series
2018A
5.750 12/01/48 1,508,081
2,635,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 1,499,662
3,895,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/31 4,303,297
1,545,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.500 11/15/38 1,773,459
3,250,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/29 3,351,541
1,000,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6.000 12/01/48 1,030,489
4,900,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 4,910,797
970,000 (a) Flying Horse Metropolitan District 3, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2019
6.000 12/01/49 974,111
1,000,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5.750 12/01/30 1,000,267
1,665,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.250 12/01/32 1,700,397
4,445,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.750 12/01/52 4,550,586
2,000,000 (a) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.500 06/01/50 1,832,610
970,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 976,590
1,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1
5.000 12/01/49 955,443

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,365,000 (a) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2021A
5.000% 12/01/51 $ 1,254,177
1,050,000 Independence Metropolitan District 3, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A
6.250 12/01/49 1,044,241
2,088,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Series 2019
7.250 12/01/38 2,151,893
500,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5.750 12/15/50 508,111
615,000 Jones District Community Authority Board, Centennial, Colorado,
Special Revenue Convertible Capital Appreciaiton Bonds, Series
2020A
5.750 12/01/50 581,219
1,000,000 Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
4.625 12/01/35 1,001,619
1,615,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.125 12/01/44 1,592,667
1,350,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.625 12/01/56 1,337,680
500,000 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A
5.000 12/01/39 502,976
1,220,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 2023A-2
8.000 12/01/53 958,870
660,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7.250 12/01/53 706,019
3,000,000 (a) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7.375 11/01/52 3,097,469
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5.000 12/01/41 485,968
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5.000 04/15/51 463,992
1,200,000 Mirabelle Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/39 1,209,783
1,750,000 Mirabelle Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/49 1,765,618
500,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/49 487,192
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5.000 12/01/40 2,027,356
1,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/50 942,657
500,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
4.000 12/01/29 483,050
10,025,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5.000 12/01/39 9,911,540
290,000 (a) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5.000 12/01/51 259,761
1,550,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1
7.500 12/01/52 1,592,313
7,973,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6.500 12/01/34 7,847,565
1,410,000 (a) Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Refunding Series 2017A
4.125 12/15/27 1,424,077
2,000,000 (a) Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Refunding Series 2017A
5.000 12/15/41 2,019,732
565,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5.125 12/15/42 566,906
500,000 (a) Prairie Corner Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2021
4.875 12/01/51 446,243

Portfolio of Investments September 30, 2024
(continued)
Strategic Municipal Opportunities
232
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,497,000 Prairie Farm Metropolitan District, In the City of Commerce City,
Adams County, Colorado, Limited Tax Convertible to Unlimited
Tax, General Obligation Bonds, Series 2018A
5.250% 12/01/48 $ 1,510,058
1,000,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017
5.000 12/01/42 1,044,016
2,000,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4.000 12/01/41 1,865,423
1,016,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5.250 12/01/50 934,903
2,725,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7.750 12/01/45 2,829,950
1,220,000 SouthGlenn Metropolitan District, Colorado, Special Revenue
Bonds, Refunding Series 2016
5.000 12/01/30 1,220,584
500,000 (a),(g) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0.000 09/20/54 363,446
1,650,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020
5.000 12/01/40 1,643,812
1,580,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible to
Unlimited Tax Refunding Subordinate Series 2019 - AGM Insured
3.250 12/15/50 1,367,911
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.125 12/01/34 502,513
3,820,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.375 12/01/39 3,838,094
1,600,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6.000 12/01/50 1,198,623
2,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5.375 12/01/50 1,830,502
1,500,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5.000 12/01/51 1,228,750
2,600,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8.000 12/01/54 1,510,854
1,000,000 Willow Springs Ranch Metropolitan District, Monument, El
Paso County, Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2019A
5.000 12/01/49 979,893
2,000,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 1,587,373
500,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds, Series
2019
5.000 12/01/39 500,550
1,856,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2020B-2
7.500 12/15/40 1,800,579
TOTAL COLORADO 129,190,052
CONNECTICUT - 0.4%
200,000 Connecticut Development Authority, Airport Facilities Revenue
Bonds, Learjet Inc., Series 2004, (AMT)
7.950 04/01/26 200,107
100,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Healthcare Facility Expansion Church Home of Hartford
Inc. Project, Series 2016A
5.000 09/01/46 100,104
1,330,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4.000 07/01/34 1,344,610
1,250,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4.000 07/01/36 1,258,497
1,255,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016B-1
2.950 11/15/31 1,175,582
TOTAL CONNECTICUT 4,078,900

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE - 0.2%
$ 335,000 (a) Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores
Special Development District, Series 2024
5.625% 07/01/53 $ 356,926
1,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5.000 06/01/43 1,537,795
520,000 (d) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4.750 07/01/54 532,174
35,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5.000 07/01/48 35,353
TOTAL DELAWARE 2,462,248
DISTRICT OF COLUMBIA - 1.1%
375,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5.750 06/01/54 391,614
10,000,000 (b) District of Columbia, General Obligation Bonds, Series 2024A 5.000 08/01/45 11,267,337
TOTAL DISTRICT OF COLUMBIA 11,658,951
FLORIDA - 9.1%
3,105,000 (h) Alachua County Health Facilities Authority, Florida, Health
Facilties Revenue Bonds, Shands Healthcare Project, Series
2007A (SOFR*0.67% + 0.870%)
4.406 12/01/37 2,972,158
1,000,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021
3.750 05/01/41 897,621
240,000 (a) Cape Coral Health Facilities Authority, Florida, Senior Housing
Revenue Bonds, Gulf Care Inc. Project, Series 2015
5.750 07/01/30 183,798
3,225,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/40 3,189,478
255,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A
5.000 06/15/55 241,963
900,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021A
5.000 06/01/56 844,307
1,000,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5.250 07/01/49 983,587
100,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc. Projects,
Series 2018A
5.375 06/15/48 99,792
50,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.100 08/15/38 52,308
90,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
4.375 06/15/27 89,643
500,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5.000 06/15/39 500,853
100,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5.000 10/15/47 100,445
100,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
5.000 10/15/39 101,177
1,115,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.750 08/15/54 1,117,411
500,000 Eden Hills Community Development District, Lake Alfred, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2020
4.125 05/01/51 448,089
290,000 (b) Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2024
5.500 05/01/54 290,751
100,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series
2016A
4.750 07/15/36 100,248
1,000,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A
5.000 06/15/35 1,029,194
990,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2023A
6.000 06/15/33 1,124,153

Portfolio of Investments September 30, 2024
(continued)
Strategic Municipal Opportunities
234
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2023A
6.500% 06/15/38 $ 1,121,764
1,000,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2023A
6.625 06/15/43 1,115,610
100,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C
5.000 09/15/40 98,164
1,510,000 (a) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2019, (AMT)
5.000 05/01/29 1,543,311
3,000,000 (a) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2023, (AMT), (Mandatory Put 7/01/26)
6.125 07/01/32 3,084,136
4,975,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 5,306,978
2,100,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/41 2,165,172
1,700,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5.000 07/01/44 1,791,871
2,235,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5.250 07/01/53 2,364,057
1,600,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.500 07/01/53 1,676,628
33,145,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 34,136,692
450,000 (a) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.250 06/01/54 465,133
3,500,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, JetBlue Airways Corporation,
Series 2013, (AMT)
5.000 11/15/36 3,502,156
495,000 (a) Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series
2019A-1
5.250 11/01/39 512,630
1,725,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5.250 11/15/49 1,941,238
2,780,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5.500 11/15/54 3,165,521
470,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series 2024
4.750 05/01/31 486,824
2,000,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series
2017A
5.250 10/01/42 2,097,884
995,000 Magic Place Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2019
4.500 05/01/51 922,153
100,000 (a) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5.875 07/01/37 102,059
4,135,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5.500 01/01/49 4,748,305
1,070,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT), (UB)
5.250 10/01/52 1,147,786
1,355,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0.000 10/01/37 849,267

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,490,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0.000% 10/01/42 $ 718,091
3,340,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2024A
5.250 10/01/54 3,727,832
115,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4.750 05/01/31 116,264
285,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5.625 05/01/44 291,018
380,000 (a) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5, Series
2024
5.750 05/01/44 391,575
1,560,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5.500 11/15/49 1,566,103
1,145,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4.000 05/01/44 1,119,520
615,000 (a) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4.625 05/01/36 612,523
1,420,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
3.000 05/01/41 1,129,961
550,000 (a) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
4.250 05/01/28 558,861
940,000 (a),(b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4.800 05/01/55 952,878
TOTAL FLORIDA 99,896,941
GEORGIA - 1.7%
2,080,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500 12/15/48 1,769,079
600,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 621,462
1,500,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.750 01/01/35 675,000
500,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 225,000
1,380,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5.250 07/01/41 1,537,496
1,705,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5.250 07/01/43 1,887,339
405,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.000 10/01/34 457,568
445,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.000 10/01/35 500,652
485,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.000 10/01/36 542,507
540,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.000 10/01/37 602,240
565,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.000 10/01/38 626,358
540,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.000 10/01/39 595,182
430,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.000 10/01/40 471,019
405,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.000 10/01/41 441,256
595,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.000 10/01/42 645,352

Portfolio of Investments September 30, 2024
(continued)
Strategic Municipal Opportunities
236
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 645,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.000% 10/01/43 $ 696,575
585,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.000 10/01/44 629,549
750,000 (a) Fulton County Residential Care Facilities for the Elderly Authority,
Georgia, Revenue Bonds, Canterbury Court Project, Series 2019A
5.000 04/01/47 752,996
1,000,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2021A - BAM Insured
3.000 02/15/51 813,524
1,000,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4.000 04/01/42 1,001,218
2,750,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 2,746,621
TOTAL GEORGIA 18,237,993
HAWAII - 0.0%
500,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000 07/01/39 508,847
TOTAL HAWAII 508,847
IDAHO - 0.4%
1,490,000 (a) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5.250 05/15/51 1,506,538
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/37 1,054,103
725,000 (d) Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4.050 01/01/39 740,057
640,000 (d) Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4.650 01/01/54 651,217
715,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6.250 09/01/53 764,254
TOTAL IDAHO 4,716,169
ILLINOIS - 5.8%
500,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5.250 03/01/41 508,717
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6.000 04/01/46 1,045,436
1,250,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5.250 04/01/33 1,424,769
1,250,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5.250 04/01/40 1,380,210
1,725,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5.500 04/01/43 1,911,856
1,335,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C
5.250 12/01/35 1,336,640
1,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B
4.000 12/01/35 986,209
1,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G
5.000 12/01/34 1,025,718
2,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A
5.000 12/01/34 2,108,834
5,435,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5.000 12/01/33 5,907,846
6,445,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5.250 12/01/36 7,034,703
1,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016G
5.000 01/01/52 1,013,256
2,000,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A
5.000 01/01/30 2,165,422
140,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/29 150,124
240,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/30 260,267

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,750,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000% 01/01/31 $ 3,006,137
1,815,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/32 2,000,146
350,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien
Series 2023B - AGM Insured
5.000 11/01/37 392,803
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4.125 05/15/47 4,933,486
485,000 (a) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5.750 12/01/35 491,451
725,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4.000 02/15/41 718,112
25,000 (i) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4.000 02/15/41 25,740
260,000 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
5.000 03/01/34 269,943
1,075,000 Illinois Finance Authority, Revenue Bonds, Lutheran Home and
Services, Series 2019A
5.000 11/01/49 707,261
815,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A
5.000 08/15/47 877,868
225,000 (d),(i) Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A, (Pre-refunded 10/01/25), (UB)
5.000 10/01/46 229,827
860,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5.250 04/01/45 977,986
2,500,000 Illinois State, General Obligation Bonds, December Series 2023C 5.000 12/01/47 2,694,401
2,500,000 Illinois State, General Obligation Bonds, May Series 2014 5.000 05/01/32 2,511,211
4,710,000 Illinois State, General Obligation Bonds, May Series 2020 5.750 05/01/45 5,178,966
1,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/42 1,680,328
1,395,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/44 1,549,058
1,070,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/45 1,184,025
1,070,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/49 1,173,613
1,800,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0.000 06/15/39 1,010,577
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0.000 06/15/40 1,058,603
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A - BAM Insured
0.000 12/15/52 439,277
2,500,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 06/15/37 1,558,286
430,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
5.000 01/01/39 421,292
TOTAL ILLINOIS 63,350,404
INDIANA - 1.8%
1,420,000 (a) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5.875 06/01/55 1,387,325
1,195,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Depauw University Project, Series 2019
5.000 07/01/37 1,255,825
1,000,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014
5.000 10/01/39 1,000,453
110,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2012,
(AMT)
5.750 08/01/42 110,109
2,500,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2020,
(AMT)
6.750 05/01/39 2,904,475
1,500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2015I, (AMT)
5.000 01/01/32 1,505,414
885,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5.750 03/01/43 991,301

Portfolio of Investments September 30, 2024
(continued)
Strategic Municipal Opportunities
238
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.000% 03/01/53 $ 907,514
4,835,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7.750 03/01/67 5,312,520
4,670,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4.400 11/01/45 4,798,761
TOTAL INDIANA 20,173,697
IOWA - 1.1%
3,500,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012
4.750 08/01/42 3,503,908
2,135,000 (i) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/42)
5.000 12/01/50 2,502,768
5,500,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5.000 09/01/49 5,657,700
TOTAL IOWA 11,664,376
KANSAS - 0.2%
1,680,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5.000 03/01/25 1,682,658
500,000 (b) Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.750 05/15/45 504,368
TOTAL KANSAS 2,187,026
KENTUCKY - 0.5%
965,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6.000 12/01/40 894,907
2,175,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2.125 10/01/34 1,778,443
1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5.000 12/01/45 1,037,396
1,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/26 1,011,036
1,000,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B
5.500 12/01/60 885,943
TOTAL KENTUCKY 5,607,725
LOUISIANA - 2.0%
245,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint Martin Parish GOMESA Project, Series 2019
4.400 11/01/44 247,638
1,150,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.250 06/01/51 1,020,552
500,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/57 439,813
550,000 (a),(b) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5.000 12/15/43 559,642
2,365,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.500 09/01/59 2,594,078
1,510,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.750 09/01/64 1,680,681
1,750,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.000 09/01/66 1,817,891
1,860,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5.000 07/01/43 2,060,120

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 2,460,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5.000% 12/01/38 $ 2,810,630
500,000 (a) Plaquemines Port, Harbor and Terminal District, Louisiana,
Facilities Revenue Bonds, NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 517,378
4,000,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6.100 06/01/38 4,477,797
500,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6.350 07/01/40 556,606
725,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6.350 10/01/40 807,079
1,000,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/25)
5.850 08/01/41 1,013,573
1,000,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2.200 06/01/37 979,922
TOTAL LOUISIANA 21,583,400
MAINE - 0.3%
3,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5.000 07/01/46 3,003,508
TOTAL MAINE 3,003,508
MARYLAND - 0.4%
2,840,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/39 2,853,312
200,000 (a) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4.500 06/01/33 204,266
135,000 (a) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4.625 07/01/43 135,318
500,000 (e) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
5.000 12/01/31 324,375
1,000,000 (e) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B
5.250 12/01/31 648,750
TOTAL MARYLAND 4,166,021
MASSACHUSETTS - 0.2%
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5.000 07/01/44 426,690
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
5.000 10/01/43 2,016,603
TOTAL MASSACHUSETTS 2,443,293
MICHIGAN - 2.6%
1,775,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5.000 07/01/48 1,892,758
810,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5.000 10/01/34 928,418
1,075,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5.000 10/01/35 1,226,495
1,075,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5.000 10/01/36 1,220,867
970,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5.000 10/01/37 1,099,422
1,075,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5.000 10/01/38 1,217,071
5,000,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Financial Recovery Series 2014B-1
4.000 04/01/44 3,992,513
1,215,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5.250 07/01/48 1,371,027
3,770,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5.250 07/01/53 4,201,243

Portfolio of Investments September 30, 2024
(continued)
Strategic Municipal Opportunities
240
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 10,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford
Health System, Refunding Series 2016
5.000% 11/15/41 $ 10,235,430
1,355,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B - AGM
Insured, (AMT)
5.250 12/01/37 1,536,244
TOTAL MICHIGAN 28,921,488
MINNESOTA - 1.2%
1,400,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds,
Athlos Leadership Academy Project, Series 2015A
5.750 07/01/46 1,284,571
50,000 (a) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5.000 12/01/47 50,142
3,000,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6.125 07/01/48 3,002,764
3,910,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5.250 01/01/54 4,313,803
1,135,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016
5.000 12/01/40 1,143,596
30,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5.000 04/01/46 25,947
3,745,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5.500 03/01/53 3,890,437
TOTAL MINNESOTA 13,711,260
MISSISSIPPI - 0.4%
670,000 (a),(e) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6.000 10/15/49 665,406
1,310,000 (d) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023, (UB)
6.000 09/01/48 1,519,283
1,720,000 (d) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023, (UB)
6.000 09/01/53 1,972,638
TOTAL MISSISSIPPI 4,157,327
MISSOURI - 0.8%
1,075,000 Blue Springs, Missouri, Special Obligation Tax Increment Bonds,
Adams Farm Project, Special Districts Refunding & Improvement
Series 2015A
5.250 06/01/39 1,075,229
550,000 (a) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5.000 06/01/54 554,299
3,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
4.000 11/15/45 2,928,484
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5.000 10/01/40 1,076,495
2,625,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5.000 10/01/45 2,768,501
TOTAL MISSOURI 8,403,008
MONTANA - 0.2%
2,410,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3.875 07/01/28 2,475,738
TOTAL MONTANA 2,475,738
NEBRASKA - 0.9%
3,750,000 Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5.000 05/01/53 4,002,187
5,335,000 (d) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4.700 09/01/49 5,423,938
TOTAL NEBRASKA 9,426,125

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA - 0.0%
$ 1,842,684 (a),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6.750% 02/15/38 $ 7,555
165,419 (a),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5.875 12/15/27 11,579
158,659 (a),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6.250 12/15/37 11,106
920,054 (a),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5.750 02/15/38 3,772
225,000 (a) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5.000 12/15/38 226,370
170,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 814 Summerlin Village 21& 24A, Series
2019
4.000 06/01/39 158,908
TOTAL NEVADA 419,290
NEW HAMPSHIRE - 0.5%
1,000,000 (a) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018C, (AMT)
4.875 11/01/42 993,427
865,000 (a) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A,
(Mandatory Put 7/02/40)
3.625 07/01/43 741,442
4,000,000 (a),(c),(d) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4.000 07/01/37 3,709,215
TOTAL NEW HAMPSHIRE 5,444,084
NEW JERSEY - 0.8%
1,120,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2014
5.000 11/01/41 1,249,588
700,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2024A
5.000 11/01/41 780,992
1,480,000 (a) New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A
7.000 06/15/30 1,480,644
750,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3.375 07/01/30 740,602
4,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2014AA
5.000 06/15/38 4,008,254
1,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5.000 06/15/50 1,038,861
TOTAL NEW JERSEY 9,298,941
NEW MEXICO - 0.1%
1,000,000 (a) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020
8.000 05/01/40 984,561
TOTAL NEW MEXICO 984,561
NEW YORK - 9.1%
1,000,000 Babylon Local Development Corporation II, New York, Education
Revenue Bonds, The Academy Charter School Project, Series
2023A
5.750 02/01/33 1,047,058
325,000 Build New York City Resource Corporation, New York, Revenue
Bonds, New World Preparatory Charter School Project, Series
2021A
4.000 06/15/31 318,058
1,060,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7.250 06/01/55 1,149,459
3,445,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.250 06/01/40 3,459,138
1,000,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/40 981,827
3,490,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/55 3,109,946

Portfolio of Investments September 30, 2024
(continued)
Strategic Municipal Opportunities
242
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 7,940,000 (d) Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A, (UB)
5.000% 03/15/55 $ 8,693,518
1,095,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5.000 07/01/35 1,115,058
750,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 711,535
330,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Refunding Series 2020B
4.760 02/01/27 328,828
2,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4.450 02/01/41 1,721,105
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4.600 02/01/51 807,898
7,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020A-1
5.000 11/15/48 7,884,085
400,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann's Community Project, Series 2019
5.000 01/01/50 368,748
1,000,000 (d) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4.650 11/01/49 1,017,198
1,930,000 (d) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4.750 11/01/54 1,971,400
1,140,000 (d) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4.750 11/01/54 1,162,245
6,700,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series CC-1
5.250 06/15/54 7,491,547
2,000,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal Series 2015S-2
5.000 07/15/40 2,023,976
2,785,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2018 Series A-3
5.000 08/01/41 2,914,262
1,210,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1
5.250 02/01/40 1,381,535
1,360,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series C
5.250 03/01/53 1,515,663
2,695,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series D
5.250 04/01/54 3,003,383
4,000,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series C-1
5.000 09/01/48 4,423,234
2,500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/41 2,500,002
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 1,000,052
1,315,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 1,317,448
795,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.250 08/01/31 851,745
555,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.375 08/01/36 595,626
2,385,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.250 06/30/49 2,534,315

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,860,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.500% 06/30/54 $ 3,078,958
465,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5.500 06/30/39 514,420
190,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5.500 06/30/40 209,266
250,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5.500 06/30/43 274,742
280,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5.500 06/30/44 306,933
995,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6.000 06/30/54 1,087,992
1,880,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5.125 06/30/60 1,965,003
3,885,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5.375 06/30/60 4,061,440
870,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4.000 12/01/41 867,841
3,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5.000 10/01/40 3,114,519
1,900,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 2,150,152
3,350,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5.625 04/01/40 3,643,309
545,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/41 595,647
500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5.000 07/15/44 564,088
690,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/35 769,599
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/38 1,104,973
3,300,000 (a) Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Taxable Series 2007B -
SYNCORA GTY Insured
5.693 01/01/28 3,122,917
4,235,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green
Climate Bond Certified Series 2024B-2
5.250 05/15/54 4,746,335
TOTAL NEW YORK 99,578,026
NORTH CAROLINA - 0.3%
2,500,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds,
Duke University Project, Refunding Series 2016B
5.000 07/01/42 2,599,762
365,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4.000 09/01/46 331,662
TOTAL NORTH CAROLINA 2,931,424

Portfolio of Investments September 30, 2024
(continued)
Strategic Municipal Opportunities
244
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 2.3%
$ 5,255,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0.000% 06/01/57 $ 501,611
990,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 933,021
2,000,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5.000 11/15/45 2,007,188
275,000 Dayton-Montgomery County Port Authority, Ohio, Development
Revenue Bonds, Dayton Regional Stem Schools Inc. Project,
Series 2024
5.000 12/01/44 288,982
450,000 Dayton-Montgomery County Port Authority, Ohio, Development
Revenue Bonds, Dayton Regional Stem Schools Inc. Project,
Series 2024
5.000 12/01/60 462,620
3,860,000 (a) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5.000 12/01/53 3,961,975
500,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5.250 09/01/49 539,690
1,000,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3.375 08/01/29 997,240
1,665,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2005C, (AMT)
3.700 04/01/28 1,672,696
3,570,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2014C, (AMT)
3.700 12/01/27 3,584,127
705,000 (d) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4.650 09/01/54 718,242
9,000,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4.750 06/01/33 9,683,924
TOTAL OHIO 25,351,316
OKLAHOMA - 0.2%
2,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/52 2,070,823
TOTAL OKLAHOMA 2,070,823
OREGON - 0.1%
1,450,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5.250 08/01/49 1,565,340
TOTAL OREGON 1,565,340
PENNSYLVANIA - 2.7%
800,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.250 01/01/39 892,587
900,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.500 01/01/43 1,006,011
1,000,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A
4.000 07/15/37 1,017,407
900,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6.000 05/01/42 959,620
180,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5.000 05/01/33 184,949
175,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Subordinate Lien, Series 2018
5.125 05/01/32 179,113

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 3,000,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5.000% 05/01/42 $ 3,019,861
1,900,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6.250 05/01/42 1,941,206
1,500,000 (a) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6.250 10/15/53 1,178,284
2,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5.000 02/15/39 2,065,670
385,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds, Seven Generations Charter
School, Series 2021A
4.000 05/01/51 312,177
690,000 (a),(e),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10.000 12/01/40 69
690,000 (a),(e),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10.000 12/01/40 69
1,435,000 (e),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2021A
10.000 12/01/31 143
350,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5.250 12/01/37 356,747
2,965,000 Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking System,
Junior Guaranteed Series 2013B - BAM Insured
0.000 01/01/45 1,258,481
2,040,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4.000 11/15/42 2,036,726
380,000 (d) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.450 10/01/44 384,964
2,085,000 (d) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.600 10/01/49 2,114,307
2,910,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4.750 10/01/49 2,994,112
2,910,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4.800 10/01/51 2,975,242
40,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5.250 12/01/41 45,478
525,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5.250 12/01/42 595,429
1,500,000 Philadelphia Authority for Industrial Development, Pennsylvania,
City Service  Agreement Revenue Bonds, Series 2018
5.000 05/01/36 1,595,451
550,000 (a) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A
5.375 06/15/50 539,067
435,000 (a) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Taxable
Series 2020B
4.875 12/15/35 434,973
500,000 (a) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Taxable
Series 2020B
5.125 12/15/44 484,092
1,615,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5.000 07/01/31 1,653,584
TOTAL PENNSYLVANIA 30,225,819

Portfolio of Investments September 30, 2024
(continued)
Strategic Municipal Opportunities
246
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 5.3%
$ 5,950,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0.000% 05/15/57 $ 413,392
545,707 HTA Claas 6, Puerto Rico Highway and Transportation Authority
Highway Revenue Bonds, Series 2022
5.250 07/01/38 545,864
3,500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5.000 07/01/37 3,695,644
1,500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4.000 07/01/42 1,440,384
3,570,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6.125 07/01/40 1,216,386
1,375,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
4.250 01/01/26 490,574
1,000,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5.400 07/01/28 342,228
175,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/27 60,922
500,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5.250 07/01/24 171,005
2,650,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5.250 07/01/40 1,017,856
100,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/43 31,837
2,265,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6.050 07/01/32 757,563
2,850,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.550 07/01/40 2,866,135
15,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/51 3,699,536
3,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 3,536,241
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 1,002,668
11,357,497 Puerto Rico, GDB Debt Recovery Authority Commonwealth
Bonds, Taxable Series 2018
7.500 08/20/40 11,073,560
9,669,263 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0.000 11/01/51 6,333,367
5,080,046 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1.000 11/01/51 2,336,821
5,430,000 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1.000 11/01/51 1,757,963
1,655,672 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 1,125,997
441 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/35 440
6,992,533 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 6,947,756
1,349,462 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 1,305,630
8,937,332 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0.000 11/01/43 5,764,579
TOTAL PUERTO RICO 57,934,348
RHODE ISLAND - 0.9%
2,000,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2024G - BAM Insured
5.250 05/15/41 2,275,042
2,000,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2024G - BAM Insured
5.250 05/15/42 2,263,402
3,500,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2024G - BAM Insured
5.250 05/15/43 3,944,457

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
RHODE ISLAND (continued)
$ 1,750,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2024G - BAM Insured
5.250% 05/15/44 $ 1,965,494
TOTAL RHODE ISLAND 10,448,395
SOUTH CAROLINA - 1.1%
185,000 (a) Hardeeville, South Carolina, Special Assessment Revenue Bonds,
East Argent Improvement District, Series 2021
3.875 05/01/41 144,254
250,000 Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-1
5.000 12/01/31 250,142
1,000,000 (a) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5.000 11/15/55 952,986
2,670,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/49 3,040,910
1,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/54 1,130,000
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5.000 11/01/43 2,592,341
3,000,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2021B
4.000 12/01/39 3,032,649
1,250,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5.000 12/01/38 1,273,867
TOTAL SOUTH CAROLINA 12,417,149
TENNESSEE - 2.2%
2,000,000 (a) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series
2016B
0.000 12/01/31 1,384,575
485,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/40 553,778
570,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/41 647,402
1,635,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/42 1,847,169
1,405,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/43 1,580,850
2,595,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/44 2,906,792
1,000,000 (e) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Graceland Project, Senior Series 2017A
5.625 01/01/46 698,601
2,310,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/40 2,589,024
1,645,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/41 1,831,612
2,100,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/42 2,326,560
800,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Belmont University, Series 2023
5.000 05/01/40 884,543
3,240,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University, Series 2023A
5.000 07/01/28 3,497,886

Portfolio of Investments September 30, 2024
(continued)
Strategic Municipal Opportunities
248
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 3,490,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University, Series 2023A
5.000% 07/01/33 $ 3,998,009
TOTAL TENNESSEE 24,746,801
TEXAS - 7.3%
1,000,000 (a) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5.000 10/01/50 884,959
1,000,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Brooks Academies, Series 2021A
5.000 06/15/51 943,697
3,305,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5.500 06/01/49 3,706,090
5,270,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5.500 06/01/55 5,826,163
174,000 (a) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project, Special Assessment
Revenue Bonds, Series 2022
4.375 09/15/27 174,467
275,000 (a) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2024A
6.000 06/15/54 278,143
5,715,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2024
5.000 02/01/49 6,296,696
395,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/27 417,076
1,815,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/28 1,943,108
4,945,000 (c) Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/29 5,366,913
1,280,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 1,280,392
680,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
6.000 08/01/43 779,632
2,500,000 Greater Texas Cultural Educational Facilities Finance Corporation,
Texas, Revenue Bonds, Biomedical Research Institute Series
2024A
5.250 06/01/49 2,673,882
4,800,000 Greater Texas Cultural Educational Facilities Finance Corporation,
Texas, Revenue Bonds, Biomedical Research Institute Series
2024A
5.250 06/01/54 5,101,231
1,250,000 Harris County Industrial Development Corporation, Texas,
Revenue Bonds, Energy Transfer LP Project, Marine Terminal
Refunding Series 2023, (Mandatory Put 6/01/33)
4.050 11/01/50 1,286,103
3,845,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5.250 08/15/49 4,310,388
3,785,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5.250 08/15/54 4,215,456
80,000 Hays County, Texas, Special Assessment Revenue Bonds, La Cima
Public Improvement District Major Public Improvement Project,
Series 2015
7.000 09/15/45 80,695
2,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines Inc. Terminal Improvement Project, Refunding
Series 2015B-1, (AMT)
5.000 07/15/35 2,009,535
1,525,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Technical Operations Center Project, Series
2018, (AMT)
5.000 07/15/28 1,578,133
1,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5.000 09/01/32 1,001,373
1,130,000 Lewisville Independent School District, Denton and Tarrant
Counties, Texas, General Obligation Bonds, Refunding School
Building Series 2024
5.000 08/15/41 1,276,688
2,205,000 Lewisville Independent School District, Denton and Tarrant
Counties, Texas, General Obligation Bonds, Refunding School
Building Series 2024
5.000 08/15/42 2,479,179

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,245,000 Lewisville Independent School District, Denton and Tarrant
Counties, Texas, General Obligation Bonds, Refunding School
Building Series 2024
4.000% 08/15/44 $ 2,278,775
5,615,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Refunding Series 2021 - AGM Insured,
(AMT)
4.000 11/01/38 5,667,511
500,000 (a) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Improvement
Area 1 Project, Series 2021
4.125 09/01/41 454,998
1,500,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4.000 06/01/30 1,500,763
500,000 (a) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5.750 09/15/39 513,158
500,000 (a) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6.000 09/15/49 516,409
500,000 (a) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5.500 09/01/43 511,767
1,000,000 (a) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 1,004,643
35,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7.500 11/15/37 29,204
230,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7.500 11/15/36 197,437
1,050,143 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5.625 11/15/61 391,148
25,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park
Project, Series 2018A
5.500 07/01/54 19,293
1,145,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/47 1,145,000
3,500,000 (a) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4.100 01/01/28 3,145,814
405,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5.000 01/01/39 423,903
100,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Whitewing
Trails Public Improvement District 2 Phase 1 Project, Series 2019
4.750 09/01/49 95,938
100,000 (a) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5.500 09/01/39 102,687
190,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Crossing Public Improvement District 3 Project, Series 2024
5.125 09/01/44 191,999
570,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.375 06/30/38 619,635
565,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/41 612,079
655,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2021
4.000 10/15/51 636,990
865,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5.000 02/01/39 983,431
1,570,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5.000 02/01/42 1,749,893
1,705,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5.000 02/01/43 1,892,578

Portfolio of Investments September 30, 2024
(continued)
Strategic Municipal Opportunities
250
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 440,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5.000% 02/01/44 $ 486,767
1,370,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5.250 02/01/54 1,520,985
TOTAL TEXAS 80,602,804
UTAH - 0.5%
240,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5.625 12/01/53 250,738
245,000 (a),(e) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8.000 12/01/39 244,958
640,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.250 07/01/43 699,968
955,000 (a) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Paradigm High School Project, Series 2020A
5.125 07/15/51 872,631
1,345,000 (d) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4.650 01/01/49 1,368,924
2,540,000 (a) Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023
7.000 12/01/42 2,599,021
TOTAL UTAH 6,036,240
VIRGIN ISLANDS - 0.4%
1,295,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/30 1,390,400
1,470,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 1,539,615
1,000,000 (a) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds, WICO Financing, Series 2022A
6.125 10/01/42 974,666
TOTAL VIRGIN ISLANDS 3,904,681
VIRGINIA - 0.9%
905,000 Alexandria Sanitation Authority, Virginia, Wastewater Revenue
Bonds, Alexrenew Green Series 2024
5.000 07/15/54 1,010,799
1,895,000 (a) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5.400 03/01/45 1,900,000
4,380,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D,
(Mandatory Put 7/01/30)
5.000 07/01/53 4,838,905
100,000 (a) Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and
Virginia Beach Oceanfront Hotel Projects, Series 2018A
8.375 04/01/41 102,206
1,450,000 (a) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia Beach
Oceanfront South Hotel Project, Taxable Senior Series 2020B-1
12.000 10/01/50 1,657,942
TOTAL VIRGINIA 9,509,852
WASHINGTON - 1.8%
1,525,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5.000 06/01/43 1,662,665
1,545,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5.000 06/01/44 1,682,569
1,780,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5.000 06/01/45 1,930,806
1,050,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5.000 06/01/46 1,138,273
1,625,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5.000 05/01/30 1,691,546
1,770,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5.000 10/01/41 1,770,492
3,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B,
(Mandatory Put 10/01/30)
4.000 10/01/42 3,087,364
200,000 (a),(i) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Herons Key Senior Living, Series
2015A, (Pre-refunded 7/01/25)
7.000 07/01/45 205,082

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 7,054,465 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-1
Class A
3.375% 04/20/37 $ 6,535,993
TOTAL WASHINGTON 19,704,790
WEST VIRGINIA - 0.5%
100,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5.500 06/01/37 102,631
200,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7.000 06/01/43 216,261
800,000 Ohio County Commission, West Virginia, Tax Increment Revenue
Bonds, The Highlands Project, Refunding & Improvement Series
2024
5.250 06/01/53 836,170
945,000 (a) West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020
7.625 12/01/40 816,581
1,000,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Arch Resources Project, Series
2021, (AMT), (Mandatory Put 7/01/25)
4.125 07/01/45 1,000,332
1,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5.000 09/01/31 1,055,527
1,135,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5.000 06/01/43 1,235,326
TOTAL WEST VIRGINIA 5,262,828
WISCONSIN - 3.3%
2,500,000 (a) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG
Hub North LLC Renewable Natural Gas Production Plant Project,
Series 2021A
5.500 12/01/32 2,222,284
105,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina, Series
2019A
5.000 06/15/49 96,222
75,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series 2017A
4.250 06/15/29 74,146
375,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
4.000 06/15/30 374,035
150,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5.000 07/01/40 146,003
100,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5.000 01/01/42 97,621
230,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5.000 01/01/56 211,307
410,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5.000 06/15/44 420,094
250,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5.625 07/01/45 251,683
100,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A
5.500 06/15/37 102,693
3,018 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/47 86
2,638 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/48 72
2,596 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/49 67

Portfolio of Investments September 30, 2024
(continued)
Strategic Municipal Opportunities
252
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,512 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000% 01/01/50 $ 60
2,469 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/51 56
3,208 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/52 68
3,166 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/53 63
3,060 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/54 58
2,997 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/55 54
2,934 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/56 50
159,690 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5.500 07/01/56 124,802
3,250 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/57 52
3,166 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/58 48
3,082 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/59 45
3,018 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/60 41
2,976 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/61 38
2,891 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/62 35
2,828 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/63 33
2,765 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/64 31
2,723 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/65 28
2,934 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/66 28
35,337 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/67 312
200,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6.125 06/15/57 201,459
750,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
5.250 06/01/39 734,926
1,000,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5.000 06/01/56 899,175

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,000,000 (a) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5.000% 08/01/56 $ 868,774
1,000,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue
Bonds, National Gypsum Company Project, Refunding Series
2016, (AMT)
4.000 08/01/35 988,692
375,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A
5.000 07/01/41 380,603
2,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5.000 02/01/52 2,067,836
1,665,000 (a) Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate
Lien Series 2022B
5.625 02/01/46 1,747,393
2,000,000 (a) Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate
Lien Series 2022B
6.000 02/01/62 2,131,026
2,000,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.750 12/01/42 2,049,946
3,000,000 (a) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6.250 02/01/39 3,135,791
3,750,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022B,
(Mandatory Put 10/01/30)
4.000 10/01/46 3,853,061
105,000 (a),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Gulf Coast Zoo, Series 2018A
6.500 09/01/48 63,000
500,000 (a),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6.950 07/01/38 350,000
1,275,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6.250 10/01/58 1,348,124
1,250,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.000 07/01/41 1,115,813
1,750,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.250 07/01/54 1,508,219
180,000 (a),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.250 01/01/38 81,000
865,000 (a),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375 01/01/48 389,250
980,000 (e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
8.500 01/01/49 441,000
125,000 (e),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue Note,
KDC Agribusiness LLC Project, Series 2022B
15.000 03/31/24 12
2,000,000 (a) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
5.000 06/15/48 2,005,543
1,100,000 (a) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Wilson Preparatory Academy, Series 2019A
5.000 06/15/49 1,087,610
1,070,000 (a) Public Finance Authority, Wisconsin, Tax Increment, Revenue
Senior Bonds, Miami, Miami World Center Project, Series 2024A
5.000 06/01/41 1,099,631
500,000 (a) Public Finance Authority, Wisconsin, Tax Increment, Revenue
Subordinate Bonds, Miami, Miami World Center Project, Series
2024B
8.000 06/15/42 507,836
200,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024
5.450 10/01/39 209,905
2,500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A
4.000 04/01/39 2,504,841
TOTAL WISCONSIN 35,892,681
TOTAL MUNICIPAL BONDS
(Cost $1,048,144,830) 1,055,397,405

Portfolio of Investments September 30, 2024
(continued)
Strategic Municipal Opportunities
254
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
7565711 CORPORATE BONDS - 0.7% 7565711
CONSUMER SERVICES - 0.2%
$ 2,500,000 Grand Canyon University 4.125% 10/01/24 $ 2,500,000
TOTAL CONSUMER SERVICES 2,500,000
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
2,750,000 Care New England Health System 5.500 09/01/26 2,753,768
2,000,000 Toledo Hospital/The 6.015 11/15/48 1,855,000
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,608,768
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
489,914 (a),(f) Benloch Ranch Improvement Association No 12022 9.750 12/01/39 456,943
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 456,943
TOTAL CORPORATE BONDS
(Cost $6,973,823) 7,565,711
SHARES DESCRIPTION VALUE
0 COMMON STOCKS - –% 0
MATERIALS - 0.0%
15 (f),(j) PALOUSE FIBER HOLDINGS 0
TOTAL MATERIALS 0
TOTAL COMMON STOCKS
(Cost $2,250) 0
PRINCIPAL DESCRIPTION RATE(k) MATURITY(l) VALUE
19 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (k) 19
CAPITAL GOODS - 0.0%
193,014 (e),(f) KDC Agribusiness Fairless Hills LLC 12.000 09/17/25 19
TOTAL CAPITAL GOODS 19
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $193,014) 19
TOTAL LONG-TERM INVESTMENTS
(Cost $1,055,313,917) 1,062,963,135
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  4.1%
45200000 MUNICIPAL BONDS - 4.1% 45200000
ALABAMA - 0.9%
10,000,000 (a),(m) Jefferson County Board of Education, Alabama, General
Obligation Warrants, Public School Tender Option Bond Trust
Series 2022-XM1090
3.411 02/01/46 10,000,000
TOTAL ALABAMA 10,000,000
NATIONAL - 3.2%
3,500,000 (a) Invesco Value Municipal Income Trust Variable Rate Munifund
Term Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE
PUTTERS / DRIVERS TR VAR STS CTFS 5027. Ticker Symbol - IIM,
(AMT)
4.500 10/09/24 3,500,000
31,700,000 (a),(m) Plaquemines Port, Harbor and Terminal District, Louisuana,
Facilities Revenue Bonds, NOLA Terminal LLC Project Dock and
Wharf Series 2024A, (AMT)
4.500 06/01/27 31,700,000
TOTAL NATIONAL 35,200,000
TOTAL MUNICIPAL BONDS
(Cost $45,200,000) 45,200,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $45,200,000) 45,200,000
TOTAL INVESTMENTS - 100.9%
(Cost $1,100,513,917 ) 1,108,163,135
FLOATING RATE OBLIGATIONS - (2.7)% (30,165,000)
OTHER ASSETS & LIABILITIES, NET -  1.8% 20,333,530
NET ASSETS - 100% $ 1,098,331,665

Total Return Swaps – OTC Uncleared
Counterparty
Pay/
Receive
(n) Underlying Reference Units
Fund
Pay/Receive
Floating
Rate Floating Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Unrealized
Appreciation
(Depreciation)
Toronto-Dominion Bank Pay TDCENRGY Index (o) (9,454) Receive SOFR minus 0.60% Maturity Date 3/9/26 $ (1,230,640) $ (251,830)
Toronto-Dominion Bank Pay TDCENRGY Index (o) (9,405) Receive SOFR minus 0.60% Maturity Date 3/9/26 (1,224,262) (298,255)
Toronto-Dominion Bank Pay TDCENRGY Index (o) (12,605) Receive SOFR minus 0.60% Maturity Date 3/9/26 (1,640,810) (406,146)
Toronto-Dominion Bank Pay TDCENRGY Index (o) (12,469) Receive SOFR minus 0.60% Maturity Date 3/9/26 (1,623,107) (410,996)
Toronto-Dominion Bank Pay TDCENRGY Index (o) (12,537) Receive SOFR minus 0.60% Maturity Date 3/9/26 (1,631,959) (437,365)
Toronto-Dominion Bank Pay TDCENRGY Index (o) (10,079) Receive SOFR minus 0.60% Maturity Date 3/9/26 (1,311,998) (353,821)
Total $ (8,662,776) $ (2,158,413)
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $284,450,400 or 25.7% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(h) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(i) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(l) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(m) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(n) Receive represents that the Fund receives payments for any positive net return on the underlying reference and makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference and makes payments for any positive net return on such underlying reference.
(o) The following table represents the individual positions within each Bank of America, N.A. total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (9,024) $(181,014) 14.7%
Brookfield Renewable Corp (675) (22,058) 1.8%
Clearway Energy Inc (176) (5,412) 0.4%
Constellation Energy Corp (1,403) (364,713) 29.6%
Innergex Renewable Energy Inc (411) (4,302) 0.3%
NextEra Energy Inc (609) (51,449) 4.2%
Northland Power Inc (828) (19,312) 1.6%
Public Service Enterprise Group Inc (2,061) (183,905) 14.9%
Vistra Corp (3,362) (398,475) 32.4%
Total $(1,230,640) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (8,977) $(180,077) 14.7%
Brookfield Renewable Corp (672) (21,943) 1.8%
Clearway Energy Inc (175) (5,384) 0.4%
Constellation Energy Corp (1,395) (362,822) 29.6%
Innergex Renewable Energy Inc (409) (4,280) 0.3%
NextEra Energy Inc (605) (51,183) 4.2%
Northland Power Inc (823) (19,211) 1.6%
Public Service Enterprise Group Inc (2,051) (182,952) 14.9%
Vistra Corp (3,344) (396,410) 32.4%

Portfolio of Investments September 30, 2024
(continued)
Strategic Municipal Opportunities
256
Total $(1,224,262) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (12,031) $(241,347) 14.7%
Brookfield Renewable Corp (900) (29,409) 1.8%
Clearway Energy Inc (235) (7,216) 0.4%
Constellation Energy Corp (1,870) (486,271) 29.6%
Innergex Renewable Energy Inc (548) (5,736) 0.3%
NextEra Energy Inc (812) (68,597) 4.2%
Northland Power Inc (1,104) (25,748) 1.6%
Public Service Enterprise Group Inc (2,749) (245,200) 14.9%
Vistra Corp (4,482) (531,286) 32.4%
Total
$(1,640,810) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (11,901) $(238,743) 14.7%
Brookfield Renewable Corp (891) (29,092) 1.8%
Clearway Energy Inc (233) (7,138) 0.4%
Constellation Energy Corp (1,850) (481,024) 29.6%
Innergex Renewable Energy Inc (542) (5,674) 0.3%
NextEra Energy Inc (803) (67,857) 4.2%
Northland Power Inc (1,092) (25,470) 1.6%
Public Service Enterprise Group Inc (2,719) (242,555) 14.9%
Vistra Corp (4,434) (525,554) 32.4%
Total $(1,623,107) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (11,966) $(240,045) 14.7%
Brookfield Renewable Corp (896) (29,251) 1.8%
Clearway Energy Inc (234) (7,177) 0.4%
Constellation Energy Corp (1,860) (483,647) 29.6%
Innergex Renewable Energy Inc (545) (5,705) 0.3%
NextEra Energy Inc (807) (68,227) 4.2%
Northland Power Inc (1,098) (25,609) 1.6%
Public Service Enterprise Group Inc (2,734) (243,878) 14.9%
Vistra Corp (4,458) (528,420) 32.4%
Total
$(1,631,959) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (9,620) $(192,981) 14.7%
Brookfield Renewable Corp (720) (23,516) 1.8%
Clearway Energy Inc (188) (5,770) 0.4%
Constellation Energy Corp (1,495) (388,824) 29.6%
Innergex Renewable Energy Inc (438) (4,587) 0.3%
NextEra Energy Inc (649) (54,851) 4.2%
Northland Power Inc (882) (20,588) 1.6%
Public Service Enterprise Group Inc (2,198) (196,063) 14.9%
Vistra Corp (3,584) (424,818) 32.4%
Total $(1,311,998) 100%
AMT Alternative Minimum Tax
SOFR Secured Overnight Financing Rate
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
See Notes to Financial Statements

Statement of Assets and Liabilities
September 30, 2024
See Notes to Financial Statements.
257
September 30, 2024 (Unaudited) High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
ASSETS
Long-term investments, at value
†‡
$ 19,786,949,148 $ 4,563,960,149 $ 1,062,963,135
Investments purchased with collateral from securities lending, at value (cost approximates value) 479,297 – –
Short-term investments, at value
◊
365,400,000 97,000,000 45,200,000
Cash 771,334 1,496,322 15,598,639
Cash collateral at broker for investments in futures contracts
(1)
– 4,777,559 –
Unrealized appreciation on credit default swaps contracts 3,095,814 – –
Receivables:
Interest 472,872,633 75,808,511 17,885,998
Investments sold 61,534,426 16,109,173 3,303,653
Shares sold 30,987,174 6,585,780 1,195,618
Variation margin on futures contracts – 1,196,835 –
Sale of Vistra Vision interest
#(2)
1,184,235,834 301,602,514 20,095,146
Other 2,540,721 398,677 54,351
Total assets 21,908,866,381 5,068,935,520 1,166,296,540
LIABILITIES
Floating rate obligations 5,256,022,000 201,700,000 30,165,000
Swaps premiums received 2,896,836 – –
Unrealized depreciation on total return swaps contracts 107,633,386 32,290,742 2,158,413
Payables:
Management fees 6,510,527 1,963,559 428,624
Collateral from securities lending 479,297 – –
Dividends 10,460,289 2,185,356 273,871
Interest 123,806,770 4,607,435 532,691
Investments purchased - regular settlement 21,244,570 7,280,875 410,482
Investments purchased - when-issued/delayed-delivery settlement 20,375,729 15,916,329 30,809,392
Shares redeemed 47,365,960 17,206,709 2,319,036
Vistra Vision sale transactions costs
(2)
28,601,201 7,284,186 485,330
Accrued expenses:
Custodian fees 561,932 344,415 98,382
Trustees fees 926,616 211,131 30,559
Professional fees 81,905 43,748 24,824
Shareholder reporting expenses 235,346 68,486 26,721
Shareholder servicing agent fees 1,536,172 481,300 146,592
12b-1 distribution and service fees 1,725,590 250,433 54,958
Total liabilities 5,630,464,126 291,834,704 67,964,875
Commitments and contingencies
(3)
Net assets $ 16,278,402,255 $ 4,777,100,816 $ 1,098,331,665
NET ASSETS CONSIST OF:
Paid-in capital $ 19,183,274,227 $ 5,318,415,242 $ 1,248,601,748
Total distributable earnings (loss) (2,904,871,972) (541,314,426) (150,270,083)
Net assets $ 16,278,402,255 $ 4,777,100,816 $ 1,098,331,665
†
Long-term investments, cost $ 20,393,026,404 $ 4,712,252,044 $ 1,055,313,917
◊
Short-term investments, cost 365,400,000 97,000,000 45,200,000
‡ Includes securities loaned of $ 453,925 $ — $ —
#
Net of discount of $ 79,132,428 $ 20,153,536 $ 1,342,788
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.
(2) Refer to Note 4 of the Notes to Financial Statements for more information.
(3) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements.
258
High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
CLASS A:
Net assets $ 6,747,593,128 $ 1,077,257,432 $ 214,665,274
Shares outstanding 446,823,990 110,896,189 21,143,009
Net asset value ("NAV") per share $ 15.10 $ 9.71 $ 10.15
Maximum sales charge 4.20% 2.50% 3.00%
Offering price per share (NAV per share plus maximum sales charge) $ 15.76 $ 9.96 $ 10.46
CLASS C:
Net assets $ 725,242,920 $ 86,508,320 $ 24,573,033
Shares outstanding 48,081,755 8,895,276 2,420,764
NAV and offering price per share $ 15.08 $ 9.73 $ 10.15
CLASS R6:
Net assets $ 552,796,135 $ — $ —
Shares outstanding 36,573,871 — —
NAV and offering price per share $ 15.11 $ — $ —
CLASS I:
Net assets $ 8,252,770,072 $ 3,613,335,064 $ 859,093,358
Shares outstanding 546,270,223 371,305,809 84,535,483
NAV and offering price per share $ 15.11 $ 9.73 $ 10.16
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements.

,
A
Six Months Ended September 30, 2024 (Unaudited) High Yield
Short Duration High
Yield
Strategic Municipal
Opportunities
INVESTMENT INCOME
Dividends $ 5,566,347 $ 1,414,105 $ 94,219
Interest 483,496,790 107,553,839 25,181,838
Securities lending income, net 239 — —
Total investment income 489,063,376 108,967,944 25,276,057
EXPENSES
– – –
Management fees 39,253,583 11,240,784 2,537,328
12b-1 service fees - Class A 6,793,956 1,043,732 204,383
12b-1 distribution and service fees - Class C 3,798,298 448,709 125,457
Shareholder servicing agent fees - Class A 1,125,990 180,517 43,848
Shareholder servicing agent fees - Class C 125,920 15,500 5,363
Shareholder servicing agent fees - Class R6 7,207 — —
Shareholder servicing agent fees - Class I 1,360,223 584,375 177,625
Interest expense 104,443,265 4,569,591 437,455
Trustees fees 308,831 84,437 19,793
Custodian expenses, net 398,729 218,529 66,739
Registration fees 208,240 102,259 48,945
Professional fees 2,424,420 449,643 72,979
Shareholder reporting expenses 178,616 57,193 25,300
Other 113,195 39,702 11,954
Total expenses 160,540,473 19,034,971 3,777,169
Net investment income (loss) 328,522,903 89,932,973 21,498,888
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 666,495,015 144,206,302 12,386,598
Futures contracts — (7,841,795) —
Swap contracts (97,696,013) (49,471,988) (3,291,079)
Net realized gain (loss) 568,799,002 86,892,519 9,095,519
Change in unrealized appreciation (depreciation) on:
Investments (238,170,339) (21,714,022) 10,310,040
Futures contracts — 1,343,308 —
Swap contracts (107,595,963) (32,290,742) (2,158,413)
Net change in unrealized appreciation (depreciation) (345,766,302) (52,661,456) 8,151,627
Net realized and unrealized gain (loss) 223,032,700 34,231,063 17,247,146
Net increase (decrease) in net assets from operations $ 551,555,603 $ 124,164,036 $ 38,746,034

Statement of Changes in Net Assets
See Notes to Financial Statements.

High Yield Short Duration High Yield
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
OPERATIONS
Net investment income (loss) $ 328,522,903 $ 767,787,117 $ 89,932,973 $ 191,169,606
Net realized gain (loss) 568,799,002 (370,962,264) 86,892,519 (35,122,600)
Net change in unrealized appreciation (depreciation) (345,766,302) 170,000,165 (52,661,456) 68,532,738
Net increase (decrease) in net assets from operations 551,555,603 566,825,018 124,164,036 224,579,744
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (169,369,801) (338,937,827) (23,310,843) (44,586,261)
Class C (15,947,938) (36,220,180) (1,642,697) (3,746,346)
Class R6 (14,324,939) (39,656,628) — —
Class I (212,666,303) (440,121,077) (78,320,995) (151,697,717)
Return of Capital:
Class A — (18,313,963) — —
Class C — (2,321,463) — —
Class R6 — (2,033,759) — —
Class I — (22,855,534) — —
Total distributions (412,308,981) (900,460,431) (103,274,535) (200,030,324)
FUND SHARE TRANSACTIONS
Subscriptions 2,260,653,356 5,911,618,751 1,195,038,555 1,925,046,797
Reinvestments of distributions 348,377,369 744,019,473 90,936,888 170,646,037
Redemptions (2,646,704,441) (8,460,745,082) (635,901,497) (3,296,354,480)
Net increase (decrease) from Fund share transactions (37,673,716) (1,805,106,858) 650,073,946 (1,200,661,646)
Net increase (decrease) in net assets 101,572,906 (2,138,742,271) 670,963,447 (1,176,112,226)
Net assets at the beginning of period 16,176,829,349 18,315,571,620 4,106,137,369 5,282,249,595
Net assets at the end of period $ 16,278,402,255 $ 16,176,829,349 $ 4,777,100,816 $ 4,106,137,369

See Notes to Financial Statements.

Strategic Municipal Opportunities
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
OPERATIONS
Net investment income (loss) $ 21,498,888 $ 42,147,396
Net realized gain (loss) 9,095,519 (21,994,741)
Net change in unrealized appreciation (depreciation) 8,151,627 37,950,742
Net increase (decrease) in net assets from operations 38,746,034 58,103,397
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (4,122,281) (7,795,935)
Class C (403,541) (846,323)
Class I (17,505,037) (33,086,712)
Total distributions (22,030,859) (41,728,970)
FUND SHARE TRANSACTIONS
Subscriptions 168,879,572 476,047,797
Reinvestments of distributions 20,480,198 39,081,378
Redemptions (140,202,350) (616,535,495)
Net increase (decrease) from Fund share transactions 49,157,420 (101,406,320)
Net increase (decrease) in net assets 65,872,595 (85,031,893)
Net assets at the beginning of period 1,032,459,070 1,117,490,963
Net assets at the end of period $ 1,098,331,665 $ 1,032,459,070

Statement of Cash Flows
September 30, 2024
See Notes to Financial Statements.
262
e
Six Months Ended September 30, 2024 (Unaudited)
High Yield
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ 551,555,603
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (2,017,465,356)
Proceeds from sale and maturities of investments 2,879,586,402
Proceeds from (Purchase of) short-term investments, net 285,800,000
Proceeds from (Repayments of) collateral from securities lending (479,297)
Premiums received (paid) for credit default swaps contracts (470,772)
Amortization (Accretion) of premiums and discounts, net (37,780,237)
(Increase) Decrease in:
Receivable for interest (61,765,485)
Receivable for investments sold 149,792,068
Receivable for sale of Vistra Vision (1,184,235,834)
Other assets (351,034)
Increase (Decrease) in:
Payable for collateral from securities lending 479,297
Payable for interest 65,112,050
Payable for investments purchased - regular settlement (142,347,767)
Payable for investments purchased - when-issued/delayed-delivery settlement 4,513,256
Payable for management fees (108,998)
Payable for Vistra Vision sale transactions costs 28,601,201
Accrued custodian fees (62,845)
Accrued 12b-1 distribution and service fees (94,070)
Accrued Trustees fees 39,721
Accrued professional fees (13,729)
Accrued shareholder reporting expenses 11,943
Accrued shareholder servicing agent fees 156,181
Net realized (gain) loss from investments (666,495,015)
Net realized (gain) loss from paydowns (363,840)
Net change in unrealized (appreciation) depreciation of investments 238,170,339
Net change in unrealized (appreciation) depreciation of swap contracts 107,595,963
Net cash provided by (used in) operating activities 199,379,745
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from floating rate obligations 276,572,000
(Repayments of) floating rate obligations (40,245,000)
Cash distributions paid to common shareholders (64,172,962)
Subscriptions 2,258,580,847
Redemptions (2,649,034,262)
Net cash provided by (used in) financing activities (218,299,377)
Net increase (decrease) in Cash (18,919,632)
Cash and cash collateral at brokers at the beginning of period 19,690,966
Cash at the end of period $ 771,334
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION High Yield
Cash paid for interest
$ 37,675,932
Non-cash financing activities not included herein consists of reinvestments of share distributions 348,377,369

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
h
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
High Yield
Class
A
9/30/24(d)
$ 14.97 $ 0.30 $ 0.21 $ 0.51 $ (0.38) $ — $ — $ (0.38) $ 15.10
3/31/24
15.15 0.67 (0.07) 0.60 (0.74) — (0.04) (0.78) 14.97
3/31/23
16.95 0.81 (1.80) (0.99) (0.81) — — (0.81) 15.15
3/31/22
17.87 0.83 (0.93) (0.10) (0.82) — — (0.82) 16.95
3/31/21
16.22 0.88 1.62 2.50 (0.85) — — (0.85) 17.87
3/31/20
17.42 0.84 (1.19) (0.35) (0.85) — — (0.85) 16.22
Class
C
9/30/24(d)
14.95 0.24 0.21 0.45 (0.32) — — (0.32) 15.08
3/31/24
15.14 0.54 (0.07) 0.47 (0.62) — (0.04) (0.66) 1 4.95
3/31/23
16.93 0.69 (1.80) (1.11) (0.68) — — (0.68) 15.14
3/31/22
17.85 0.68 (0.93) (0.25) (0.67) — — (0.67) 16.93
3/31/21
16.20 0.75 1.61 2.36 (0.71) — — (0.71) 17.85
3/31/20
17.41 0.70 (1.20) (0.50) (0.71) — — (0.71) 16.20
Class
R6
9/30/24(d)
14.98 0.32 0.21 0.53 (0.40) — — (0.40) 15.11
3/31/24
15.17 0.69 (0.07) 0.62 (0.77) — (0.04) (0.81) 14.98
3/31/23
16.97 0.84 (1.80) (0.96) (0.84) — — (0.84) 15.17
3/31/22
17.89 0.87 (0.93) (0.06) (0.86) — — (0.86) 16.97
3/31/21
16.23 0.92 1.62 2.54 (0.88) — — (0.88) 17.89
3/31/20
17.44 0.89 (1.21) (0.32) (0.89) — — (0.89) 16.23
Class
I
9/30/24(d)
14.97 0.32 0.21 0.53 (0.39) — — (0.39) 15.11
3/31/24
15.16 0.69 (0.07) 0.62 (0.77) — (0.04) (0.81) 14.97
3/31/23
16.96 0.85 (1.81) (0.96) (0.84) — — (0.84) 15.16
3/31/22
17.87 0.87 (0.93) (0.06) (0.85) — — (0.85) 16.96
3/31/21
16.22 0.92 1.61 2.53 (0.88) — — (0.88) 17.87
3/31/20
17.42 0.88 (1.19) (0.31) (0.89) — — (0.89) 16.22
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
3.42% $ 6,747,593 2.04% (e) 0.76% (e) 3.96% (e) 10%
4.21 6,796,508 2.11 0.79 4.55 28
(5.79) 7,040,067 1.63 0.76 5.24 43
(0.79) 7,898,026 0.92 0.72 4.55 20
15.62 8,064,891 0.96 0.74 5.17 18
(2.24) 6,514,930 1.19 0.74 4.70 21
3.02 725,243 2.84 (e) 1.56 (e) 3.16 (e) 10
3.32 786,884 2.91 1.59 3.72 28
(6.51) 960,502 2.43 1.56 4.45 43
(1.59) 1,341,334 1.72 1.52 3.75 20
14.67 1,449,724 1.76 1.54 4.39 18
(3.00) 1,425,926 1.99 1.54 3.90 21
3.54 552,796 1.81 (e) 0.53 (e) 4.18 (e) 10
4.39 527,604 1.87 0.55 4.66 28
(5.55) 1,004,656 1.39 0.52 5.46 43
(0.56) 933,197 0.69 0.49 4.79 20
15.86 774,499 0.73 0.51 5.44 18
(1.99) 1,821,590 0.96 0.51 4.96 21
3.59 8,252,770 1.84 (e) 0.56 (e) 4.16 (e) 10
4.35 8,065,834 1.91 0.59 4.71 28
(5.52) 9,310,347 1.43 0.56 5.50 43
(0.59) 11,387,620 0.72 0.52 4.75 20
15.87 10,487,347 0.76 0.54 5.37 18
(2.04) 9,128,343 0.99 0.54 4.90 21

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Short Duration High Yield
Class
A
9/30/24(e)
$ 9.65 $ 0.19 $ 0.09 $ 0.28 $ (0.22) $ — $ (0.22) $ 9.71
3/31/24
9.52 0.39 0.15 0.54 (0.41) — (0.41) 9.65
3/31/23
10.07 0.39 (0.61) (0.22) (0.33) — (0.33) 9.52
3/31/22
10.31 0.32 (0.24) 0.08 (0.32) — (0.32) 10.07
3/31/21
9.73 0.37 0.58 0.95 (0.37) — (0.37) 10.31
3/31/20
10.34 0.37 (0.61) (0.24) (0.37) — (0.37) 9.73
Class
C
9/30/24(e)
9.66 0.15 0.10 0.25 (0.18) — (0.18) 9.73
3/31/24
9.53 0.31 0.15 0.46 (0.33) — (0.33) 9.66
3/31/23
10.08 0.31 (0.61) (0.30) (0.25) — (0.25) 9.53
3/31/22
10.32 0.24 (0.24) — (0.24) — (0.24) 10.08
3/31/21
9.73 0.29 0.59 0.88 (0.29) — (0.29) 10.32
3/31/20
10.35 0.28 (0.61) (0.33) (0.29) — (0.29) 9.73
Class
I
9/30/24(e)
9.67 0.20 0.09 0.29 (0.23) — (0.23) 9.73
3/31/24
9.54 0.40 0.15 0.55 (0.42) — (0.42) 9.67
3/31/23
10.09 0.41 (0.61) (0.20) (0.35) — (0.35) 9.54
3/31/22
10.33 0.34 (0.24) 0.10 (0.34) — (0.34) 10.09
3/31/21
9.75 0.39 0.58 0.97 (0.39) — (0.39) 10.33
3/31/20
10.36 0.39 (0.61) (0.22) (0.39) — (0.39) 9.75
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
2.90% $ 1,077,257 0.98% (f) 0.78% (f) 0.98% (f) 0.78% (f) 3.86% (f) 26%
5.82 982,788 1.07 0.81 1.06 0.80 4.12 31
(2.07) 1,150,158 0.92 0.77 0.92 0.77 4.03 53
0.62 1,351,901 0.77 0.75 0.77 0.75 3.05 38
9.55 1,042,073 0.81 0.77 0.81 0.77 3.74 30
(2.10) 1,144,854 0.81 0.76 0.81 0.76 3.50 26
2.59 86,508 1.78 (f) 1.58 (f) 1.78 (f) 1.58 (f) 3.06 (f) 26
4.95 93,636 1.87 1.61 1.86 1.60 3.30 31
(2.86) 129,289 1.72 1.57 1.72 1.57 3.23 53
(0.18) 153,569 1.57 1.55 1.57 1.55 2.26 38
8.73 146,478 1.61 1.57 1.61 1.57 2.94 30
(2.97) 171,066 1.61 1.56 1.61 1.56 2.71 26
2.99 3,613,335 0.78 (f) 0.58 (f) 0.78 (f) 0.58 (f) 4.06 (f) 26
6.01 3,029,714 0.87 0.61 0.86 0.60 4.28 31
(1.85) 4,002,802 0.72 0.57 0.72 0.57 4.21 53
0.83 5,059,951 0.57 0.55 0.57 0.55 3.24 38
9.72 3,518,001 0.61 0.57 0.61 0.57 3.93 30
(1.93) 3,749,380 0.61 0.56 0.61 0.56 3.70 26

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Strategic Municipal Opportunities
Class
A
9/30/24(e)
$ 10.00 $ 0.20 $ 0.15 $ 0.35 $ (0.20) $ — $ (0.20) $ 10.15
3/31/24
9.81 0.38 0.19 0.57 (0.38) — (0.38) 10.00
3/31/23
10.74 0.34 (0.88) (0.54) (0.30) (0.09) (0.39) 9.81
3/31/22
11.55 0.27 (0.61) (0.34) (0.28) (0.19) (0.47) 10.74
3/31/21
10.68 0.29 0.89 1.18 (0.28) (0.03) (0.31) 11.55
3/31/20
10.83 0.26 (0.07) 0.19 (0.29) (0.05) (0.34) 10.68
Class
C
9/30/24(e)
9.99 0.16 0.16 0.32 (0.16) — (0.16) 10.15
3/31/24
9.80 0.30 0.19 0.49 (0.30) — (0.30) 9.99
3/31/23
10.74 0.26 (0.89) (0.63) (0.22) (0.09) (0.31) 9.80
3/31/22
11.54 0.18 (0.61) (0.43) (0.18) (0.19) (0.37) 10.74
3/31/21
10.67 0.20 0.89 1.09 (0.19) (0.03) (0.22) 11.54
3/31/20
10.82 0.17 (0.07) 0.10 (0.20) (0.05) (0.25) 10.67
Class
I
9/30/24(e)
10.00 0.21 0.16 0.37 (0.21) — (0.21) 10.16
3/31/24
9.81 0.40 0.18 0.58 (0.39) — (0.39) 10.00
3/31/23
10.75 0.36 (0.89) (0.53) (0.32) (0.09) (0.41) 9.81
3/31/22
11.56 0.29 (0.61) (0.32) (0.30) (0.19) (0.49) 10.75
3/31/21
10.69 0.31 0.89 1.20 (0.30) (0.03) (0.33) 11.56
3/31/20
10.84 0.28 (0.07) 0.21 (0.31) (0.05) (0.36) 10.69
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
3.57% $ 214,665 0.85% (f) 0.77% (f) 0.85% (f) 0.77% (f) 3.93% (f) 39%
5.95 203,024 0.81 0.79 0.81 0.79 3.89 97
(4.94) 210,260 0.83 0.79 0.83 0.79 3.43 63
(3.20) 235,489 0.78 0.76 0.78 0.76 2.32 80
11.13 218,844 0.80 0.78 0.80 0.78 2.58 52
1.65 147,502 0.83 0.81 0.81 0.79 2.33 62
3.25 24,573 1.65 (f) 1.57 (f) 1.65 (f) 1.57 (f) 3.13 (f) 39
5.10 26,150 1.61 1.59 1.61 1.59 3.08 97
(5.70) 30,733 1.63 1.59 1.63 1.59 2.64 63
(4.00) 32,846 1.58 1.56 1.58 1.56 1.52 80
10.26 32,753 1.60 1.58 1.60 1.58 1.79 52
0.86 20,752 1.63 1.61 1.61 1.59 1.53 62
3.77 859,093 0.65 (f) 0.57 (f) 0.65 (f) 0.57 (f) 4.13 (f) 39
6.14 803,285 0.61 0.59 0.61 0.59 4.08 97
(4.81) 876,498 0.62 0.58 0.62 0.58 3.60 63
(3.00) 1,192,377 0.58 0.56 0.58 0.56 2.52 80
11.35 988,085 0.60 0.58 0.60 0.58 2.79 52
1.87 528,224 0.63 0.61 0.61 0.59 2.53 62

Notes to Financial Statements

(Unaudited)
1. General Information
Trust and Fund Information:
The Nuveen Municipal Trust (the “Trust”), is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen High Yield Municipal Bond Fund (“High Yield”),
Nuveen Short Duration High Yield Fund (“Short Duration High Yield”) and Nuveen Strategic Municipal Opportunities Fund (“Strategic Municipal
Opportunities”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.
Current Fiscal Period:
The end of the reporting period for the Funds is September 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended September 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $250,000 ($500,000 prior to August 19, 2024) or more for High Yield and $250,000 or more for Short Duration High Yield and Strategic Municipal Opportunities are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% for High Yield and Strategic Municipal Opportunities and 0.70% for Short Duration High Yield if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
High Yield
$ 436,102
Short Duration High Yield
34,661
Strategic Municipal Opportunities
80,667

Notes to Financial Statements
(continued)
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (
“
PIK”) interest and paydown gains and
losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
nhyf
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 19,738,157,525 $ 222,950 $ 19,738,380,475
Corporate Bonds – 22,496,566 23,339,647 45,836,213
Variable Rate Senior Loan Interests – 347,170 1,096,873 1,444,043
Common Stocks 1,288,407 – 10 1,288,417
Investments Purchased with Collateral from Securities
Lending 479,297 – – 479,297
Short-Term Investments:
Repurchase Agreements – 365,400,000 – 365,400,000
Investments in Derivatives:
Credit Default Swaps* – – 3,095,814 3,095,814
Total Return Swaps - OTC Uncleared * – (107,633,386) – (107,633,386)
Total $ 1,767,704 $ 20,018,767,875 $ 27,755,294 $ 20,048,290,873
Short Duration High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,557,380,324 $ 69,720 $ 4,557,450,044
Corporate Bonds – – 6,510,000 6,510,000
Variable Rate Senior Loan Interests – – 103 103
Common Stocks – – 2 2
Short-Term Investments:
Repurchase Agreements – 97,000,000 – 97,000,000
Investments in Derivatives:
Total Return Swaps - OTC Uncleared * – (32,290,742) – (32,290,742)
Futures Contracts* (269,978) – – (269,978)
Total $ (269,978) $ 4,622,089,582 $ 6,579,825 $ 4,628,399,429
Strategic Municipal Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,055,394,647 $ 2,758 $ 1,055,397,405
Corporate Bonds – 7,108,768 456,943 7,565,711
Variable Rate Senior Loan Interests – – 19 19
Common Stocks – – –** –
Short-Term Investments:
Municipal Bonds – 45,200,000 – 45,200,000
Investments in Derivatives:
Total Return Swaps - OTC Uncleared * – (2,158,413) – (2,158,413)
Total $ – $ 1,105,545,002 $ 459,720 $ 1,106,004,722
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.
** Value equals zero as of the end of the reporting period.

Notes to Financial Statements
(continued)
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
High Yield
$ 5,256,022,000 $ 78,820,000 $ 5,334,842,000
Short Duration High Yield
201,700,000 39,750,000 241,450,000
Strategic Municipal Opportunities
30,165,000 — 30,165,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in
certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as "shortfall payment"). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse
Trusts” on the Statement of Assets and Liabilities. During the current fiscal period, none of the Funds made shortfall Payments.
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
High Yield
$ 5,089,242,833 4.03%
Short Duration High Yield
207,354,795 3.92
Strategic Municipal Opportunities
14,718,836 5.62
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
High Yield
$ 5,256,022,000 $ 78,820,000 $ 5,334,842,000
Short Duration High Yield
201,700,000 39,750,000 241,450,000
Strategic Municipal Opportunities
30,165,000 — 30,165,000
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
High Yield Fixed Income Clearing Corporation $  365,400,000 $  372,708,050
Short Duration High Yield Fixed Income Clearing Corporation $  97,000,000 $  98,940,072

Notes to Financial Statements
(continued)
Securities Lending:
High Yield and Short Duration High Yield may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests:
On September 18, 2024, Vistra Corp. (“ Vistra ”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, the Funds will receive proceeds from the sale over a series of payments from Vistra through December
31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Credit Default Swap Contracts:
A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. During the current period, High Yield used credit default swap contracts to purchase credit protection on certain credits, or to take on credit risk on other credits and earn a commensurate credit spread. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. When a
Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either ( i ) deliver (receive) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
High Yield Corporate Bonds $453,925 $479,297
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
High Yield
$ 2,017,465,356 $ 2,879,586,402 $ —
Short Duration High Yield
1,358,350,790 1,149,363,140 —
Strategic Municipal Opportunities
423,002,164 351,161,264 57,889,141

notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received (delivered)
and the notional amount delivered (received) is recorded as a realized gain or loss. Payments paid (received) at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/or received” on the Statement of Assets and Liabilities, when applicable.
Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.
For over-the-counter ("OTC") swaps not cleared through a clearing house (“OTC Uncleared”), the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.
Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps”
on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for
OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities.
Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on credit default swaps” as described in the preceding paragraph. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
Futures Contracts
:
During the current fiscal period, Short Duration High Yield managed the duration of its portfolio by shorting interest rate futures contracts.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss
Fund
Average Notional Amount of Credit Default
Swaps Contracts Outstanding
*
High Yield $ 96,666,667
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Gross Amounts Not Offset on
the Statement of Assets and
Liabilities
Fund Counterparty
Gross
Unrealized
Appreciation
Credit Default
Swaps**
Gross
Unrealized
(Depreciation)
Credit Default
Swaps**
Net Unrealized
Appreciation
(Depreciation) on
Credit Default
Swaps
Credit Default
Swaps
Premium
Paid
(Received)
Financial
Instruments***
Collateral
Pledged
to (from)
Counterparty Net Exposure
High Yield
Citigroup Global
Markets Inc. $ 3,095,814 $-   $ 3,095,814 $(2,896,836) $-   $-   $198,978
**       Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
***   Represents inverse floating rate securities available to offset.

Notes to Financial Statements
(continued)
equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Total Return Swap Contracts:
During the current fiscal period, each Fund used total return swaps to help manage the equity risk of the portfolio’s
Vistra Vision exposure.
In a total return swap, one party agrees to pay the other the total return of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. The Fund entered into a total return swap involving an underlying index or basket of securities to create exposure to a number of securities in a single trade.
An index total return swap can be used by the Fund to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.
Total return swap contracts are valued daily. Changes in the value of a total return swap during the fiscal period are recognized as a component of
"Change in net unrealized appreciation (depreciation) of swaps" and realized gains and losses are recognized as a component of “Net realized gain
(loss) from swaps” on the Statement of Operations.
For over-the-counter ("OTC") swaps, the daily change in market value of the swap contract, along with any daily interest accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.
The average notional amount of Total Return swap contracts outstanding during the current fiscal period was as follows:
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period:
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Short Duration High Yield $ 340,874,535
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund
Average Notional Amount of Swap Contracts
Outstanding
*
High Yield $ 108,293,575
Short Duration High Yield 32,325,450
Strategic Municipal Opportunities 2,160,844
*
The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Gross Amounts Not Offset on
the Statement of Assets and
Liabilities
Fund Counterparty
Gross
Unrealized
Appreciation
Total Return
Swaps**
Gross
Unrealized
(Depreciation)
Total Return
Swaps**
Net Unrealized
Appreciation
(Depreciation)
on
Total Return
Swaps
Total Return
Swaps
Premium
Paid
(Received)
Financial
Instruments***
Collateral
Pledged
to (from)
Counterparty Net Exposure
High Yield Toronto-Dominion Bank $  - $ (107,633,386) $ (107,633,386) $ - $-   $ 336,597,581 $ 228,964,195
Short Duration High
Yield Toronto-Dominion Bank - (32,290,742) (32,290,742) - - 100,439,964 68,149,222
Strategic Municipal
Opportunities Toronto-Dominion Bank - (2,158,413) (2,158,413) - - 6,704,296 4,545,883
**     Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
***         Represents inverse floating rate securities available to offset.

As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
High Yield
Credit Default Swaps - OTC
Uncleared
Credit Unrealized appreciation on
swap contracts
*
$ 3,095,814 - $ –
Total Return Swaps - OTC
Uncleared
Equity - – Unrealized depreciation on
swap contracts
(107,633,386)
1 1 1 1 1 1 1 1
Short Duration High Yield
Futures Contracts Interest rate - – Unrealized depreciation on futures contracts
**
(269,978)
Total Return Swaps - OTC
Uncleared
Equity - – Unrealized depreciation on
swap contracts
(32,290,742)
1 1 1 1 1 1 1 1
Strategic Municipal Opportunities
Total Return Swaps - OTC
Uncleared
Equity - – Unrealized depreciation on
swap contracts
(2,158,413)
1 1 1 1 1 1 1 1
* Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.
** The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and
Liabilities is only the receivable or payable for variation margin on open futures contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
High Yield
Swap contracts Credit $ – $ 37,423
Swap contracts Equity (97,696,013) (107,633,386)
Short Duration High Yield
Futures contracts Interest rate (7,841,795) 1,343,308
Swap contracts Equity (49,471,988) (32,290,742)
Strategic Municipal Opportunities
Swap contracts Equity (3,291,079) (2,158,413)

Notes to Financial Statements
(continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
9/30/24
Year Ended
3/31/24
High Yield Shares Amount Shares Amount
Subscriptions:
Class A 43,129,533 $654,121,811 105,268,030 $1,542,876,564
Class A - automatic conversion of Class C 31,417 477,242 40,232 598,623
Class C 3,400,467 51,450,581 7,600,772 111,526,295
Class R6 11,213,929 171,216,814 11,617,239 167,853,813
Class I 91,465,825 1,383,386,908 280,522,915 4,088,763,456
Total subscriptions 149,241,171 2,260,653,356 405,049,188 5,911,618,751
Reinvestments of distributions:
Class A 9,850,338 148,502,875 21,270,930 310,563,882
Class C 989,598 14,895,377 2,433,438 35,499,755
Class R6 88,915 1,345,180 168,654 2,461,545
Class I 12,172,013 183,633,937 27,070,097 395,494,291
Total reinvestments of distributions 23,100,864 348,377,369 50,943,119 744,019,473
Redemptions:
Class A (60,237,447) (911,039,782) (137,093,668) (1,992,412,568)
Class C (8,903,187) (134,580,839) (20,814,494) (303,452,303)
Class C - automatic conversion to Class A (31,453) (477,242) (40,276) (598,623)
Class R6 (9,942,978) (151,028,380) (42,800,717) (622,443,324)
Class I (96,005,360) (1,449,578,198) (383,073,978) (5,541,838,264)
Total redemptions (175,120,425) (2,646,704,441) (583,823,133) (8,460,745,082)
Net increase (decrease) (2,778,390) $(37,673,716) (127,830,826) $(1,805,106,858)
Six Months Ended
9/30/24
Year Ended
3/31/24
Short Duration High Yield Shares Amount Shares Amount
Subscriptions:
Class A 22,667,690 $222,301,625 40,864,861 $383,880,313
Class A - automatic conversion of Class C 2,178 21,262 17,158 162,777
Class C 1,174,133 11,524,264 1,738,363 16,309,800
Class I 98,016,593 961,191,404 162,361,861 1,524,693,907
Total subscriptions 121,860,594 1,195,038,555 204,982,243 1,925,046,797
Reinvestments of distributions:
Class A 2,129,670 20,826,888 4,213,213 39,633,898
Class C 147,543 1,444,145 348,124 3,277,170
Class I 7,007,372 68,665,855 13,560,052 127,734,969
Total reinvestments of distributions 9,284,585 90,936,888 18,121,389 170,646,037
Redemptions:
Class A (15,714,814) (154,139,393) (64,051,831) (600,797,380)
Class C (2,113,400) (20,730,408) (5,944,362) (55,959,726)
Class C - automatic conversion to Class A (2,175) (21,262) (17,140) (162,777)
Class I (47,066,380) (461,010,434) (282,230,844) (2,639,434,597)
Total redemptions (64,896,769) (635,901,497) (352,244,177) (3,296,354,480)
Net increase (decrease) 66,248,410 $650,073,946 (129,140,545) $(1,200,661,646)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
9/30/24
Year Ended
3/31/24
Strategic Municipal Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 3,013,011 $30,343,885 6,219,659 $60,197,122
Class C 118,580 1,188,702 452,923 4,386,234
Class I 13,681,082 137,346,985 42,545,367 411,464,441
Total subscriptions 16,812,673 168,879,572 49,217,949 476,047,797
Reinvestments of distributions:
Class A 410,044 4,113,109 799,875 7,765,729
Class C 40,235 403,460 86,911 843,285
Class I 1,589,728 15,963,629 3,138,707 30,472,364
Total reinvestments of distributions 2,040,007 20,480,198 4,025,493 39,081,378
Redemptions:
Class A (2,591,303) (25,983,153) (8,149,293) (78,778,986)
Class C (354,924) (3,552,916) (1,058,220) (10,237,549)
Class I (11,027,405) (110,666,281) (54,710,023) (527,518,960)
Total redemptions (13,973,632) (140,202,350) (63,917,536) (616,535,495)
Net increase (decrease) 4,879,048 $49,157,420 (10,674,094) $(101,406,320)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
High Yield
$ 15,543,249,448 $ 777,953,472 $ (1,420,162,209) $ (642,208,737)
Short Duration High Yield
4,608,103,041 117,951,838 (267,064,709) (149,112,871)
Strategic Municipal Opportunities
1,069,228,138 38,356,686 (29,586,689) 8,769,997
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
High Yield
$ — $ — $ — $ (356,431,377) $ (2,618,848,945) $ — $ (68,838,273) $ (3,044,118,595)
Short Duration
High Yield
34,315,229 2,842,969 — (118,785,869) (466,012,613) — (15,096,915) (562,737,199)
Strategic
Municipal
Opportunities
5,462,061 761,152 — (1,035,052) (168,636,961) — (3,537,157) (166,985,957)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 1, 2024 through March 31, 2024 and paid on April 1, 2024.

Notes to Financial Statements
(continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
For the period June 1, 2023 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Fund
Short-Term Long-Term Total
High Yield
$ 1,458,372,479 $ 1,160,476,466 $ 2,618,848,945
Short Duration High Yield
322,277,905 143,734,708 466,012,613
Strategic Municipal Opportunities
73,857,111 94,779,850 168,636,961
Average Daily Net Assets High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
For the first $125 million 0.4000% 0.4000% 0.3500%
For the next $125 million 0.3875 0.3875 0.3375
For the next $250 million 0.3750 0.3750 0.3250
For the next $500 million 0.3625 0.3625 0.3125
For the next $1 billion 0.3500 0.3500 0.3000
For the next $3 billion - - 0.2750
For the next $5 billion - - 0.2500
For the next $8 billion 0.3250 0.3250 -
For the next $5 billion 0.3125 0.3125 -
For the next $5 billion 0.3000 0.3000 -
For net assets over $10 billion - - 0.2375
For net assets over $20 billion 0.2875 0.2875 -
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

Effective May 1, 2024, the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of September 30, 2024, the annual complex-level fee for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitations expiring July 31, 2026, may be terminated or modified prior to that date only with the approval of the Board.
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and
Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an , “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
High Yield
0 .1569%
Short Duration High Yield
0 .1569%
Strategic Municipal Opportunities
0 .1569%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Short Duration High Yield 0.65% July 31, 2026
Strategic Municipal Opportunities 0.64% July 31, 2026
Fund
Purchases Sales
Realized
Gain (Loss)
High Yield
$ — $ 7,736,062 $ (754,955)
Short Duration High Yield
— 1,406,389 (302,375)
Strategic Municipal Opportunities
— — —

Notes to Financial Statements
(continued)
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
High Yield
$ 3,727,591 $ 3,539,635
Short Duration High Yield
760,398 749,314
Strategic Municipal Opportunities
225,571 222,038
Fund
Commission
Advances
High Yield
$ 2,954,118
Short Duration High Yield
787,326
Strategic Municipal Opportunities
220,022
Fund
12b-1 Fees
Retained
High Yield
$ 372,993
Short Duration High Yield
40,151
Strategic Municipal Opportunities
9,299
Fund
CDSC
Retained
High Yield
$ 124,292
Short Duration High Yield
18,365
Strategic Municipal Opportunities
2,123

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
11. Subsequent Events
Total Return Swap Contracts:
In connection with the sale of the Vistra Vision interests as noted earlier in these Notes to Financial Statements, as of
October 8, 2024, the Funds are no longer invested in the total return swaps that were used to help manage the equity risk of each portfolios Vistra
Vision exposure.
Fund
Maximum
Outstanding
Balance
High Yield
$ —
Short Duration High Yield
132,300,000
Strategic Municipal Opportunities
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
High Yield
— $ — — %
Short Duration High Yield
6 111,466,667 6.53
Strategic Municipal Opportunities
— — —

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen All-American Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

Nuveen Short Term Municipal Bond Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees of Nuveen Municipal Trust and the Board of Directors of Nuveen Investment Funds, Inc. (collectively, the “Board” and each Trustee or Director, a “Board Member”) approved, for each applicable fund listed above (each a “Fund”), the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub- Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.

The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub- advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub- advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable); a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.  Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided

2

by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub- Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.  The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

•

For Nuveen All-American Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2023, the Fund outperformed its benchmark and ranked in the third quartile of its Performance Peer Group for the one- year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2024, the Fund outperformed its benchmark and ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Intermediate Duration Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023, the Fund outperformed its benchmark for the one-year period ended December 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one-year period and third quartile for the three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its benchmark for the one-year period ended March 31, 2024 and ranked in the second quartile of its Performance Peer Group for the one- and three- year periods and third quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Limited Term Municipal Bond Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended December 31, 2023. Further, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Short Term Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2023, the Fund outperformed its benchmark for the one-year period and ranked in the third quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024, the Fund outperformed its benchmark for the one-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

4

C.  Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.

In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023 and expense caps and reimbursements generated approximately an additional $91 million in savings to shareholders. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of NFAL, not the Funds.

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

•

For Nuveen All-American Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Intermediate Duration Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was slightly above (within 5 basis points of) the Expense Group median, the Fund’s net total expense ratio was below the Expense Group median.

•

For Nuveen Limited Term Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile of its Expense Universe. Further, the Fund’s actual management fee rate was below the Expense Group median, and the Fund’s net total expense ratio matched the Expense Group median.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

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For Nuveen Short Term Municipal Bond Fund, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group and Expense Universe, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were above the Expense Group median. The Board, however, considered that the Adviser to the Fund agreed to implement a temporary expense cap for the Fund that will expire on July 31, 2026.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of Fund Advisers

In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.

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In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D.  Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.

In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex- level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.

In addition to the fund-level and complex-level fee schedules (if applicable), the Board Members considered the temporary and/or permanent expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.  Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the open-end funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.  Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen High Yield Municipal Bond Fund

Nuveen Short Duration High Yield Municipal Bond Fund

Nuveen Strategic Municipal Opportunities Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees of Nuveen Municipal Trust (the “Board” and each Trustee, a “Board Member”) approved, for each fund listed above (each a “Fund”), the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub- Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.

The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub- advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub- advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable); a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.  Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided

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by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub- Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.  The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

•

For Nuveen High Yield Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the three-year period and second quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Short Duration High Yield Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2023, the Fund ranked in the first quartile of its Performance Peer Group for the three-year period and second quartile for the five-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the five-year period ended March 31, 2024, the Fund outperformed its benchmark for the one- and three-year periods ended March 31, 2024 and ranked in the third quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended March 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Strategic Municipal Opportunities Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2023, the Fund outperformed its benchmark for the one- and five-year periods ended December 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one-year period and first quartile for the five-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the three-year period ended March 31, 2024, the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2024 and ranked in the third quartile of its Performance Peer Group for the three-year period ended March 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C.  Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

4

The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.

In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023 and expense caps and reimbursements generated approximately an additional $91 million in savings to shareholders. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of NFAL, not the Funds.

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

•

For Nuveen High Yield Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, third quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Short Duration High Yield Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile of its Expense Universe. Further, the Fund’s actual management fee rate and net total expense ratio were generally in-line with the Expense Group median.

•

For Nuveen Strategic Municipal Opportunities Fund, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group and Expense Universe, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were above the Expense Group median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of Fund Advisers

In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.

In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

6

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D.  Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.

In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.

In addition to the fund-level and complex-level fee schedules (if applicable), the Board Members considered the temporary and/or permanent expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

E.  Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the open-end funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.  Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

8

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Municipal Trust

Date: December 4, 2024	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 4, 2024	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: December 4, 2024	By: /s/ Marc Cardella Marc Cardella Vice President and Controller (principal financial officer)